As filed with the Securities and Exchange Commission on February 10, 2010

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 100	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 100 (Check appropriate box or boxes)	☒

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
ING U.S Legal Services	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Road	Dechert
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐                                    Immediately upon filing pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (b)

☐                                    on  (date) pursuant to paragraph  (a)(1)

☒                                  on April 30, 2010 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING INVESTORS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•                  Cover Sheet

•                  Contents of Registration Statement

•                  Explanatory Note

•                  ING Investors Trust’s Adviser Class Prospectus - dated April 30, 2010

•                  ING Investors Trust’s Institutional Class Prospectus - dated April 30, 2010

•                  ING Investors Trust’s Service Class Prospectus - dated April 30, 2010

•                  ING Investors Trust’s Service 2 Class Prospectus - dated April 30, 2010

•                  ING American Funds Portfolios’ Prospectus dated April 30, 2010

•                  ING American Funds World Allocation Portfolio’s Prospectus dated April 30, 2010

•                  ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class Prospectus dated April 30, 2010

•                  ING Franklin Templeton Founding Strategy Portfolio’s Institutional Class Prospectus dated April 30 2010

•                  ING Franklin Templeton Founding Strategy Portfolio’s Service Class Prospectus dated April 30, 2010

•                  ING Oppenheimer Active Allocation Portfolio’s Service Class Prospectus dated April 30, 2010

•                  ING Retirement Portfolios’ Adviser Class Prospectus dated April 30, 2010

•                  ING Retirement Portfolios’ Institutional Class Prospectus dated April 30, 2010

•                  ING Investors Trust’s Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated April 30, 2010

•                  ING American Funds Portfolios’ Statement of Additional Information dated April 30, 2010

•                  ING American Funds World Allocation Portfolio’s Statement of Additional Information dated April 30, 2010

•                  ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class Statement of Additional Information dated April 30, 2010

•                  ING Oppenheimer Active Allocation Portfolio’s Service Class Statement of Additional Information dated April 30, 2010

•                  ING Retirement Portfolios’ Adviser Class and Institutional Class Statement of Additional Information dated April 30, 2010

•                  Part C

•                  Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No.100 to the Registration Statement on Form  N-1A for ING Investors Trust (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, the Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information (“SAI”), ING American Funds Portfolios’ Prospectus and SAI, ING American Funds World Allocation Portfolio’s Prospectus and SAI; ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class Prospectuses, ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class SAI; ING Retirement Portfolios’ Adviser Class and Institutional Class, Prospectuses, and ING Retirement Portfolios’ Adviser Class and Institutional Class SAI; ING Oppenheimer Active Allocation Portfolio’s Service Class Prospectus and SAI.

^
Prospectus	April 30, 2010

  ING Artio Foreign Portfolio
ADV/IJBPX
  ING BlackRock Inflation Protected Bond Portfolio
ADV/IBRAX
  ING BlackRock Large Cap Growth Portfolio
ADV/IMLGX
  ING BlackRock Large Cap Value Portfolio
ADV/IBLVX
  ING Clarion Global Real Estate Portfolio
ADV/ICRNX
  ING Clarion Real Estate Portfolio
ADV/ICRPX
  ING FMRSM Diversified Mid Cap Portfolio
ADV/IFDMX
  ING Franklin Income Portfolio
ADV/IIFAX
  ING Franklin Mutual Shares Portfolio
ADV/IFMAX
  ING Global Resources Portfolio
ADV/IGRAX
  ING Goldman Sachs Commodity Strategy Portfolio
ADV/IAGMX
  ING Janus Contrarian Portfolio
ADV/IJCAX
  ING JPMorgan Emerging Markets Equity Portfolio
ADV/IJEAX
  ING JPMorgan Small Cap Core Equity Portfolio
ADV/IJSAX
  ING Limited Maturity Bond Portfolio
ADV/IMBAX
  ING Lord Abbett Growth and Income Portfolio
ADV/ILAPX
  ING Marsico Growth Portfolio
ADV/IMGAX
  ING Marsico International Opportunities Portfolio
ADV/IMIOX
  ING MFS Total Return Portfolio
ADV/IMTAX
  ING MFS Utilities Portfolio
ADV/IMFAX
  ING Morgan Stanley Global Franchise Portfolio
ADV/IGFAX
  ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ADV/XXXXX
  ING PIMCO Global Advantage Bond Portfolio
ADV/XXXXX
  ING PIMCO High Yield Portfolio
ADV/IPYAX
  ING PIMCO Total Return Bond Portfolio
ADV/IPTAX
  ING Pioneer Equity Income Portfolio
ADV/IPEAX
  ING Pioneer Fund Portfolio
ADV/IPFAX
  ING Pioneer Mid Cap Value Portfolio
ADV/IPMVX
  ING T. Rowe Price Capital Appreciation Portfolio
ADV/ITRAX
  ING T. Rowe Price Equity Income Portfolio
ADV/ITEAX
  ING Templeton Global Growth Portfolio
ADV/IGGAX
  ING U.S. Stock Index Portfolio
ADV/ISIVX
  ING Van Kampen Growth and Income Portfolio
ADV/IVGAX
  ING Wells Fargo Health Sciences Portfolio
ADV/IEHAX
  ING Wells Fargo Omega Portfolio
ADV/IEOPX
  ING Wells Fargo Small Cap Disciplined Portfolio
ADV/IWSAX

FMRSM is a service mark of Fidelity Management & Research Company

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Artio Foreign Portfolio

Class / Ticker	ADV/IJBPX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The equity securities in which the Portfolio may invest include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Portfolio normally has a bias towards large companies, but may also invest in smaller companies. For these purposes, large companies include companies with market capitalizations of $10 billion or greater. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of assets) high-risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Portfolio may use derivatives, including futures, options, swaps and forward
1

contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up concentrating on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser uses a combination of both bottom-up and top-down analysis to determine specific investments within Japan.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as “emerging markets.” It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in “growth” or “value” securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. When deemed appropriate, the Sub-Adviser may, from time to time, seek to reduce foreign currency risk by hedging some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

ING Artio Foreign Portfolio
2

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate
ING Artio Foreign Portfolio
3

share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	04/28/06
MSCI ACW IndexSM Ex-U.S.		[1]	N/A	—
Class S (adjusted)				05/01/02
MSCI ACW IndexSM Ex-U.S.			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Artio Global Management LLC
Portfolio Managers
Richard Pell	Rudolph-Riad Younes
Portfolio Manager (since 09/03)	Portfolio Manager (since 09/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

ING Artio Foreign Portfolio
4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Artio Foreign Portfolio
5

ING BlackRock Inflation Protected Bond Portfolio

Class / Ticker	ADV/IBRAX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.23% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days’ prior notice of any change in the investment policy. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio
6

maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Global Real U.S. TIPS Index (the Portfolio’s benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio’s investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio
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from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/30/07
Barclays Capital U.S. TIPS Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Financial Management, Inc.
Portfolio Managers
Stuart Spodek	Brian Weinstein
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Adam Bowman
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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9

ING BlackRock Large Cap Growth Portfolio

Class / Ticker	ADV/IMLGX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Sub-Adviser defines large-capitalization companies as companies which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above
10

average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® Index securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Growth Index and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Growth Index. These criteria currently include the following: relative prices to earnings and price to book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio; allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and weighted individual stocks within the Russell 1000® Growth Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
ING BlackRock Large Cap Growth Portfolio
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

ING BlackRock Large Cap Growth Portfolio
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Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2004) and ADV Class shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	03/17/04
Russell 1000® Growth Index		[1]	N/A	—
Class S (adjusted)				05/01/02
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after
ING BlackRock Large Cap Growth Portfolio
13

an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING BlackRock Large Cap Growth Portfolio
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ING BlackRock Large Cap Value Portfolio

Class / Ticker	ADV/IBLVX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Index.

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The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Value Index, and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Value Index. These criteria currently include the following: relative price-to-earnings and price-to-book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio’s investment portfolio; allocation among the economic sectors of the Portfolio’s investment portfolio as compared to the index; and weighted individual stocks within the Russell 1000® Value Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

ING BlackRock Large Cap Value Portfolio
16

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
ING BlackRock Large Cap Value Portfolio
17

of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	04/28/06
Russell 1000® Value Index		[1]	N/A	—
Class S (adjusted)				05/01/02
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our
ING BlackRock Large Cap Value Portfolio
18

website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING BlackRock Large Cap Value Portfolio
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ING Clarion Global Real Estate Portfolio

Class / Ticker	ADV/ICRNX

INVESTMENT OBJECTIVE

The Portfolio seeks high total return consisting of capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.50% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of companies
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of any market capitalization, including real estate investment trusts. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets
ING Clarion Global Real Estate Portfolio
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or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance
ING Clarion Global Real Estate Portfolio
22

assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
S&P Developed Property Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
Steven D. Burton	T. Ritson Ferguson
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)
Joseph P. Smith
Portfolio Manager (since 02/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Global Real Estate Portfolio
23

ING Clarion Real Estate Portfolio

Class / Ticker	ADV/ICRPX

INVESTMENT OBJECTIVE

The Portfolio seeks total return including capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITS”) and real estate companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

24

The Sub-Adviser may invest in companies of any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase. The Portfolio also may invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to product a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
ING Clarion Real Estate Portfolio
25

market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING Clarion Real Estate Portfolio
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/17/06
MSCI U.S. REIT® Index		[1]	N/A	—
DJ Wilshire Real Estate Securities Index		[1]	N/A	—
Class S (adjusted)				01/24/89
MSCI U.S. REIT® Index				—
DJ Wilshire Real Estate Securities Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
T. Ritson Ferguson	Joseph P. Smith
Portfolio Manager (since 05/09)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Real Estate Portfolio
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ING FMRSM Diversified Mid Cap Portfolio

Class / Ticker	ADV/IFDMX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations. The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

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The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act).

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy ”growth“ stocks or ”value“ stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in
ING FMRSM Diversified Mid Cap Portfolio
29

the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: ”investment risk“ and ”borrower default risk.“ Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	01/17/06
S&P MidCap 400 Index		[1]	N/A	—
Class S (adjusted)				10//02/00
S&P MidCap 400 Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING FMRSM Diversified Mid Cap Portfolio
30

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	Fidelity Management & Research Company
Portfolio Manager
Tom Allen
Portfolio Manager (since 02/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, ”ING“), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING FMRSM Diversified Mid Cap Portfolio
31

ING Franklin Income Portfolio

Class / Ticker	ADV/IIFAX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.39% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment-grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade. Higher yields are ordinarily available from
32

securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below “investment-grade” and are sometimes referred to as “junk bonds.” Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The Portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio’s investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including: the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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33

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	12/29/06
S&P 500® Index		[1]	N/A	—
Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Advisers, Inc.
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34

Portfolio Managers
Charles B. Johnson	Edward D. Perks
Portfolio Manager (since 04/06)	Portfolio Manager (since 04/06)
Alex Peters	Matt Quinlan
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Income Portfolio
35

ING Franklin Mutual Shares Portfolio

Class / Ticker	ADV/IFMAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Its secondary goal is income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.78%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in undervalued securities (securities trading at a discount to their intrinsic value). To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy).

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

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In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser’s opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Risk Arbitraged Securities and Distressed Companies  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an
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economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Mutual Advisers, LLC
Portfolio Managers
Peter Langerman	F. David Segal
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Deborah A. Turner
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds
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Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Global Resources Portfolio

Class / Ticker	ADV/IGRAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers
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& Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser’s belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stocks; partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts.

The Portfolio normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same
ING Global Resources Portfolio
43

portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	12/18/06
S&P 500® Index		[1]	N/A	—
S&P North American Natural Resources Sector Index		1	N/A	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
S&P North American Natural Resources Sector Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi	David Powers
Portfolio Manager (since 01/09)	Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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44

ING Goldman Sachs Commodity Strategy Portfolio

Class / Ticker	ADV/IAGMX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return consisting of capital appreciation and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.55% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments and in other fixed-income and debt instruments. The Portfolio may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

45

Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – UBS Commodity IndexSM (“Index”). The Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

The Portfolio may also gain exposure to the commodity markets by investing up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the same Sub-Adviser and has the same investment objective as the Portfolio. The Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets.

Fixed-Income Investments. The Portfolio invests in investment-grade fixed-income securities. Investment-grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Services or at least Baa3 by Moody’s Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) and other types of fixed-income securities. The average duration will vary. The Portfolio may invest up to 35% of its net assets in foreign securities, including countries with emerging securities markets and other foreign securities and foreign currency transactions. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed-income investments because they typically pay a predetermined rate of return until the security matures.

Non-investment grade fixed-income securities (commonly known as “junk bonds”) tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in repurchase agreements, convertible securities, options, futures, forwards and swaps. The Portfolio may invest in preferred stock, warrants, stock purchase rights and unseasoned companies, and the Portfolio may engage in when issued, delayed deliver and forward commitment transactions. However, the Portfolio will primarily allocate its assets between fixed-income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the Index as its performance benchmark and will attempt to produce returns that correspond to the performance of the Index, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio’s portfolio will reflect greater than 25% exposure to the group of industries represented in the Index, however, if, in the future, industries are added to or removed from representation in the Index, the group of industries in which the Portfolio’s exposure is concentrated will likewise change. Current information on the composition of the index can be found at: www.djindexes.com.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Portfolio. The Subsidiary is not registered under the Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described and could adversely affect the Portfolio.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”.

The Portfolio is “non-diversified” under the 1940 Act, as amended and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase
ING Goldman Sachs Commodity Strategy Portfolio
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agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the
ING Goldman Sachs Commodity Strategy Portfolio
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Portfolio’s Class ADV shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/08
DJ-UBS Commodity IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Goldman Sachs Asset Management, L.P.
Portfolio Managers
Michael Johnson	Stephen Lucas
Portfolio Manager (since 04/08)	Portfolio Manager (since 04/08)
Samuel Finkelstein
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Goldman Sachs Commodity Strategy Portfolio
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ING Janus Contrarian Portfolio

Class / Ticker	ADV/IJCAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.74%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with high or improving return on invested capital, strong free cash flow and an attractive risk/reward profile. These companies may also include special situations companies that are misunderstood or unrecognized by the broader market and/or are temporarily out of favor.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%). The Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors, such as financial services or other sectors.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser analyzes companies on an individual basis and selects what they believe to be the best investment opportunities regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio’s investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security’s increase or decrease in value may have a greater impact on the Portfolio’s net asset value or total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
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decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most
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recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	12/29/06
S&P 500® Index[1]		[2]	N/A	—
MSCI ACW IndexSM		[2]	N/A	—
Class S (adjusted)				10/02/00
S&P 500® Index[1]			[2]	—
MSCI ACW IndexSM			[2]	—
1	On May 1, 2010, the Portfolio changed its benchmark index from MSCI ACW IndexSM to S&P 500® Index because the S&P 500® Index is considered by the Adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests.
2	Reflects index performance since the date closest to the Class’ inception for which data is available. Prior to December 31, 2001, the MSCI ACW IndexSM did not include deduction of withholding taxes. The gross index return is for the period beginning October 1, 2000.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Janus Capital Management LLC
Portfolio Manager
David C. Decker
Portfolio Manager (since 10/00)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING JPMorgan Emerging Markets Equity Portfolio

Class / Ticker	ADV/IJEAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other
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derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets IndexTM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment-grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely
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with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ peformance (2000-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	03/23/06
MSCI Emerging Markets IndexSM		[1]	N/A	—
Class S (adjusted)				02/19/98
MSCI Emerging Markets IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Ashraf el Ansary	Austin Forey
Portfolio Manager (since 09/05)	Portfolio Manager (since 04/05)
Greg Mattiko	Richard Titherington
Portfolio Manager (since 09/05)	Portfolio Manager (since 02/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
57

or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING JPMorgan Emerging Markets Equity Portfolio
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ING JPMorgan Small Cap Core Equity Portfolio

Class / Ticker	ADV/IJSAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth over the long term.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company’s shares.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

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The Portfolio’s equity holdings may include real estate investment trusts, which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio’s income or gain.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

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Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into
ING JPMorgan Small Cap Core Equity Portfolio
61

account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2004) and ADV Class shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				08/12/04
Russell 2000® Index			[1]	—
Class S (adjusted)				05/01/02
Russell 2000® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Christopher T. Blum	Glenn Gawronski
Portfolio Manager (since 08/04)	Portfolio Manager (since 07/05)
Dennis S. Ruhl
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING JPMorgan Small Cap Core Equity Portfolio
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ING Limited Maturity Bond Portfolio

Class / Ticker	ADV/IMBAX

INVESTMENT OBJECTIVE

The Portfolio seeks highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment-grade by a Nationally Recognized Statistical Rating Organization (e.g., Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or BBB- or better by Fitch Ratings (“Fitch”) or, if not rated by Moody’s, S&P or Fitch, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must
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be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio’s objectives:

Active Duration Management.  The average duration of the Portfolio is actively managed relative to the benchmark’s average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

Yield Curve Analysis.  The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

Sector Selection.  Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

Security Selection.  The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and ADV Class shares’ peformance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
Barclays Capital U.S. 1-3 Year Credit Bond Index		[1]	N/A	—
Class S (adjusted)				01/24/89
Barclays Capital U.S. 1-3 Year Credit Bond Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Lord Abbett Growth and Income Portfolio (formerly ING Lord Abbett Affiliated Portfolio)

Class / Ticker	ADV/ILAPX

INVESTMENT OBJECTIVE

The Porfolio seeks long-term growth of capital. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2009, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value.

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The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio’s derivatives investments may include, but are not limited to, options, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are “seasoned,” meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization
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companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	04/28/06
Russell 1000® Value Index		[1]	N/A	—
Class S (adjusted)				02/01/00
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Lord, Abbett & Co. LLC
Portfolio Managers
Eli M. Salzmann	Lawrence D. Sachs
Portfolio Manager (since 12/05)	Portfolio Manager (since 07/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds
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Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Marsico Growth Portfolio

Class / Ticker	ADV/IMGAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribritution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio’s core investments generally may include established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

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If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not
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appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and ADV Class shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				08/01/03
S&P 500® Index			[1]	—
Class S (adjusted)				08/14/98
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Managers
Thomas F. Marsico	A. Douglas Rao
Portfolio Manager (since 01/03)	Portfolio Manager (since 02/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for
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administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Marsico International Opportunities Portfolio

Class / Ticker	ADV/IMIOX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.54%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.40% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world. The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the United States.

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Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio’s core investments generally may include, established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indication that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant), suppliers, distributors and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio securities for a variety of reasons, including if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, among others.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other
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asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because
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of the higher expenses paid by Class ADV shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	01/20/06
MSCI EAFE® Index		[1]	N/A	—
Class S (adjusted)			N/A	05/02/05
MSCI EAFE® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Manager
James G. Gendelman
Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Total Return Portfolio

Class / Ticker	ADV/IMTAX

INVESTMENT OBJECTIVE

The Portfolio seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.66%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only continue if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives
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transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and ADV Class shares’ performance (2004-2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				08/01/03
S&P 500® Index			[1]	—
BCAB Index			[1]	—
60% S&P 500® Index/40% BCAB Index Composite			[1]	—
Class S (adjusted)				08/14/98
S&P 500® Index				—
BCAB Index				—
60% S&P 500® Index/40% BCAB Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Nevin P. Chitkara	William P. Douglas
Portfolio Manager (since XX/06)	Portfolio Manager (since XX/04)
Steven R. Gorham	Richard O. Hawkins
Portfolio Manager (since XX/02)	Portfolio Manager (since XX/05)
Joshua P. Marston	Michael W. Roberge
Portfolio Manager (since XX/08)	Portfolio Manager (since XX/02)
Brooks Taylor
Portfolio Manager (since 04/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Utilities Portfolio

Class / Ticker	ADV/IMFAX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.40% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.
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The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

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High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under
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your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs)	Inception Date
Class ADV			N/A	07/18/06
S&P 500® Utilities Index		[1]	N/A	—
Class S (adjusted)			N/A	05/02/05
S&P 500® Utilities Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Robert D. Persons	Maura A. Shaughnessy
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Morgan Stanley Global Franchise Portfolio
(formerly ING Van Kampen Global Franchise Portfolio)

Class / Ticker	ADV/IGFAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.97%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any market capitalization. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from a number of different countries, including the United States.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of the Portfolio’s assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio’s valuation and/or quality.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on
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agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices
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for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	12/29/06
MSCI World IndexSM		[1]	N/A	—
Class S (adjusted)				05/01/02
MSCI World IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Managers
William D. Lock	Walter B. Riddell
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since XX/XX)
Vladimir Demine
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Morgan Stanley Global Tactical Asset Allocation Portfolio
(formerly ING Van Kampen Global Tactical Asset Allocation Portfolio)

Class / Ticker	ADV/XXXXX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation over time.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.53% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified mix of global equity and global fixed-income investments and money market instruments. The Portfolio may also invest up to 15% of its assets in asset classes not included in the Portfolio’s benchmark (“Opportunistic Investments”). The securities in which the Portfolio invests may be denominated in U.S. dollars or in currencies other than U.S. dollars. This global strategy invests in multiple asset classes, countries, sectors, currencies and Opportunistic Investments.

The Sub-Adviser seeks to add value from multiple market inefficiencies through a combination of quantitative and fundamental analysis. The investment process follows a hierarchy of top-down decision making by assessing the relative attractiveness of global asset classes and within each asset class, assessing the relative attractiveness of regions and countries. The Sub-Adviser also utilizes a sector selection process within the U.S. and European regions and takes active currency exposures after analyzing the relative attractiveness of currencies.

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The Portfolio will invest in global asset classes either via cash market instruments or through derivatives, including futures, options, forwards, collateralized mortgage obligations, swaps, and options on swaps. The Portfolio may invest in securities of other open- and closed-end investment companies, including those for which the Sub-Adviser or its affiliates acts as investment adviser, exchange-traded funds and unregistered investment funds, including hedge funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest up to 15% of its assets in Opportunistic Investments including but not restricted to commodity-linked derivatives, non-U.S. fixed-income securities, high-yield, lower-grade debt securities (commonly referred to as “junk bonds”), Treasury Inflation Protected Securities, emerging market equity and debt securities and global real estate investment trusts.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

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High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. Because the Class ADV shares of the Portfolio had not commenced operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s
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past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart shows the Portfolio’s Class S shares performance for the first full year of performance.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)			N/A	09/17/08
MSCI World IndexSM		[1]	N/A	—
BCAB Index		[1]	N/A	—
Citigroup 3-Month T-Bill Index		[1]	N/A	—
65% MSCI World IndexSM/30% BCAB Index/5% Citigroup 3-Month T-Bill Index Composite		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Manager
Francine J. Bovich	Henry McVey
Portfolio Manager (since 09/08)	Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Global Advantage Bond Portfolio

Class / Ticker	ADV/XXXXX

INVESTMENT OBJECTIVE

The Portfolio seeks total return which exceeds that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, consistent with prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses[1]
Acquired Fund Fees and Expenses[2,3]
Total Portfolio Operating Expenses[4]
Waivers, Reimbursements and Recoupments[5]
Net Portfolio Operating Expenses[6]
1	Includes 0.01% of non-recurring offering expenses.
2	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
3	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
4	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
6	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income instruments that are economically tied to a number of different countries (one of which may be the United States), which may be represented by traditional debt instruments as well as by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of a change in its investment policy.

The Portfolio may invest in derivatives based on fixed-income instruments. It may invest, without limitations, its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchases and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the
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Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, appreciation of foreign currencies or improving credit fundamentals for a particular sector or security. The Portfolio’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may make short sales and short sales “against the box.” The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 10% of its total assets in preferred stocks. In addition, the Portfolio may invest in both investment-grade securities and non-investment grade, high-yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Services, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch Ratings, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The average portfolio duration of this Portfolio varies based on the Sub-Adviser’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Fixed-income instruments include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises (note that securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Mohamed El-Erian
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO High Yield Portfolio

Class / Ticker	ADV/IPYAX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Junk bonds may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), or Fitch Ratings (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 20% of total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The remainder of the Portfolio’s assets may be invested in investment-grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2009
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was [ ] years. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments such as forwards, options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse
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to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	05/22/06
Merrill Lynch U.S. High Yield Constrained Index		[1]	N/A	—
Merrill Lynch U.S. High Yield Rated Index		[1]	N/A	—
Class S (adjusted)				05/03/04
Merrill Lynch U.S. High Yield Constrained Index			[1]	—
Merrill Lynch U.S. High Yield Rated Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Andrew Jessop
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio
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shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Total Return Bond Portfolio

Class / Ticker	ADV/IPTAX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including
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hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or Fitch Ratings or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its total assets in non-U.S. denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults,
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it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
BCAB Index		[1]	N/A	—
Class S (adjusted)				08/14/98
BCAB Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Equity Income Portfolio

Class / Ticker	ADV/IPEAX

INVESTMENT OBJECTIVE

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.29% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.

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Generally, the Portfolio acquires debt securities that are investment-grade, but the Portfolio may invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; and good prospects for dividend growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	05/11/07
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Fund Portfolio

Class / Ticker	ADV/IPFAX

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income and capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trust (“REITs”), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may
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invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	12/29/06
S&P 500® Index		[1]	N/A	—
Class S (adjusted)			N/A	05/03/05
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Mid Cap Value Portfolio

Class / Ticker	ADV/IPMVX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.25% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap® Value Index measures the performance of U.S. mid-cap value stocks. The size of the
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companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts. The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price (private market value is the price an independent investor would pay to own the entire company); and an issuer whose industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
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decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include
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insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	12/29/06
Russell Midcap® Value Index		[1]	N/A	—
Class S (adjusted)			N/A	04/29/05
Russell Midcap® Value Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Timothy Horan	J. Rodman Wright
Assistant Portfolio Manager (since 05/06)	Lead Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Capital Appreciation Portfolio

Class / Ticker	ADV/ITRAX

INVESTMENT OBJECTIVE

The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio’s total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the Portfolio’s investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio’s common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and
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the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Debt securities and convertible bonds may often constitute a significant portion of the Portfolio’s overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. Investments in a company may also be made through privately negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio’s assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio’s investments in convertible securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio’s approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (1) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (2) U.S. government obligations; (3) negotiable certificates of deposit, bankers’ acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (5) repurchase agreements; and (6) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to,
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may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and ADV Class shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				12/16/03
S&P 500® Index			[1]	—
Barclays Capital U.S. Government/Credit Bond Index			[1]	—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite			[1]	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
Barclays Capital U.S. Government/Credit Bond Index				—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
David R. Giroux
Portfolio Manager (since 07/07)
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PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Equity Income Portfolio

Class / Ticker	ADV/ITEAX

INVESTMENT OBJECTIVE

The Portfolio seeks substantial dividend income as well as long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s portfolio securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons
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including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies, in the aggregate, with one or more of the following: an established operating history; above-average dividend yield relative to the S&P 500® Index; low price/earnings ratio relative to the Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2004) and ADV Class shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

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Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				01/15/04
S&P 500® Index			[1]	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Brian Rogers
Portfolio Manager (since 03/99)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Templeton Global Growth Portfolio

Class / Ticker	ADV/IGGAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Current income is only an incidental consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase
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or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and ADV Class shares’ performance (2007-2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	12/29/06
MSCI World IndexSM		[1]		—
Class S (adjusted)				10/21/92
MSCI World IndexSM				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Global Advisors Limited
Portfolio Managers
Lisa F. Myers	Tucker Scott
Portfolio Manager (since 12/05)	Portfolio Manager (since 10/07)
Cindy Sweeting
Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio)

Class / Ticker	ADV/ISIVX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for
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the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like its target index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index.

In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the Sub-Adviser may invest the entire amount of the Portfolio’s assets in the Index futures, in exchange-traded funds (“ETFs”), or in a combination of the Index futures and ETFs, subject to any limitation on the Portfolio’s investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Index Strategy  The Portfolio might lag its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%. Because the Portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Portfolio shares can also affect performance.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. Because the Class ADV shares of the Portfolio did not have a full year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s Class I shares’ performance has been adjusted for the higher expenses of the Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class I shares’ performance from year to year.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I (adjusted)				05/03/04
S&P 500® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Van Kampen Growth and Income Portfolio

Class / Ticker	ADV/IVGAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

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Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2004) and ADV Class shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

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Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV				02/22/04
Russell 1000® Value Index			[1]	—
Class S (adjusted)				10/04/93
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Manager
Thomas Bastian	Mark Laskin
Portfolio Manager (since XX/04)	Portfolio Manager (since XX/07)
Mary Jayne Maly	Sergio Marcheli
Portfolio Manager (since 12/08)	Portfolio Manager (since XX/03)
James O. Roeder
Portfolio Manager (since XX/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Health Sciences Portfolio (formerly, ING Evergreen Health Sciences Portfolio)

Class / Ticker	ADV/IEHAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and that the Sub-Adviser determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in securities of companies of any market capitalization. In choosing companies in which to invest, the Sub-Adviser looks for strong management, growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may lead to high return on equity and
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consistent high earnings growth. Stocks are selected based on both the Sub-Adviser’s estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the Portfolio against market decline, to maintain the Portfolio’s exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	12/29/06
S&P 500® Index		[1]	N/A	—
S&P 1500 Supercomposite Healthcare Index		[1]	N/A	—
Class S (adjusted)				05/03/04
S&P 500® Index			[1]	—
S&P 1500 Supercomposite Healthcare Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Robert Junkin
Portfolio Manager (since 03/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Omega Portfolio (formerly, ING Evergreen Omega Portfolio)

Class / Ticker	ADV/IEOPX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests substantially all of its assets in common stocks of U.S. companies across all market capitalizations. The Portfolio’s Sub-Adviser employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. “Growth” stocks are stocks of companies which the Sub-Adviser believes to have sustainable above-average growth of long-term cash flows. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

149

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and ADV Class shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class ADV			N/A	12/29/06
Russell 1000® Growth Index		[1]	N/A	—
Class S (adjusted)				05/03/04
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Aziz Hamzaogullari
Portfolio Manager (since 06/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Small Cap Disciplined Portfolio

Class / Ticker	ADV/IWSAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.53% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index (“Index”) at the time of purchase. The range of the Index was $[ ] million to $[ ] billion, as of December 31, 2009. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to take advantage of the market’s attention on short-term prospects by focusing on indicators of a company’s long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	11/30/05
Russell 2000® Value Index		[1]	N/A	—
Russell 2000® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
James M. Tringas	Bryant VanCronkhite
Portfolio Manager (since 11/05)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
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companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio (except ING Clarion Global Real Estate Portfolio) is managed by Directed Services LLC (“DSL”); ING Clarion Global Real Estate Portflio is managed by ING Investments, LLC (“ING Investments”) (each an “Adviser” and collectively “Advisers”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

ING MFS Total Return Portfolio

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) U.S. Government Securities: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. government securities include mortgage-backed securities and other types of collateralized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

ING MFS Utilities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high-yield securities” or “junk bonds,” are debt instruments of less than investment-grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because a portfolio’s assets are allocated between equity and fixed-income securities, the portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration in Healthcare Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer’s ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

Concentration in Natural Resources Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the real estate sector, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Concentration in Utilities Industry Sector.  A portfolio’s performance will be closely tied to the performance of utilities companies. Utilities companies can react similarly to market, economic, political or regulatory conditions and developments. As a result, the portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following: Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  A portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, ING’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, a portfolio may determine to hold such securities in its portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause a portfolio’s income to decline over time.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Index Strategy.  A portfolio’s might lag its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses, and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%. Because a portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell portfolio shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  If a sub-adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the smaller capitalization growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Securities.  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which a portfolio enters into OTC derivatives transactions, the portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If a portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing a portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Real Estate Investment Trusts (“REITs”).  Investments in REITs may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose a portfolio to counterparty risk because the third part may not honor its contract terms.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  A portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Advisers

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios, except ING Clarion Global Real Estate Portfolio. ING Investments, an Arizona limited liability company, serves as the investment adviser to ING Clarion Global Real Estate Portfolio. The Advisers have overall responsibility for the management of their respective Portfolios.

On December 29, 2006, an international reorganization was undertaken in which Directed Services, Inc., the former adviser to the Portfolios, except ING Clarion Global Real Estate Portfolio, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, Directed Services, Inc.’s advisory contracts were assumed by DSL.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolios, except ING Clarion Global Real Estate Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. ING Investments provides or oversees all investment advisory and portfolio management services for ING Clarion Global Real Estate Portfolio. ING Investments is registered with the SEC as an investment adviser.

The Advisers are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets. ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately$[ ] billion in assets.

The Advisers receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios or the combined net assets of two or more Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Artio Foreign Portfolio	0.87%
ING BlackRock Inflation Protected Bond Portfolio	0.45
ING BlackRock Large Cap Growth Portfolio	0.80
ING BlackRock Large Cap Value Portfolio	0.80
ING Clarion Global Real Estate Portfolio	0.79
ING Clarion Real Estate Portfolio	0.64
ING FMRSM Diversified Mid Cap Portfolio	0.63
ING Franklin Income Portfolio	0.64
ING Franklin Mutual Shares Portfolio	0.78
ING Global Resources Portfolio	0.64
ING Goldman Sachs Commodity Strategy Portfolio	0.70
ING Janus Contrarian Portfolio	0.74
ING JPMorgan Emerging Markets Equity Portfolio	1.25
ING JPMorgan Small Cap Core Equity Portfolio	0.88
ING Limited Maturity Bond Portfolio	0.26
ING Lord Abbett Growth and Income Portfolio	0.75
ING Marsico Growth Portfolio	0.77
ING Marsico International Opportunities Portfolio	0.54
171

MANAGEMENT OF THE PORTFOLIOS (continued)
Management Fees
ING MFS Total Return Portfolio	0.66
ING MFS Utilities Portfolio	0.60
ING Morgan Stanley Global Franchise Portfolio	0.97
ING PIMCO Global Advantage Bond Portfolio	0.93
ING PIMCO High Yield Portfolio	0.49
ING PIMCO Total Return Portfolio	0.56
ING Pioneer Equity Income Portfolio	0.65
ING Pioneer Fund Portfolio	0.72
ING Pioneer Mid Cap Value Portfolio	0.64
ING T. Rowe Price Capital Appreciation Portfolio	0.64
ING T. Rowe Price Equity Income Portfolio	0.64
ING Templeton Global Growth Portfolio	0.88
ING U.S. Stock Index Portfolio	0.26
ING Van Kampen Growth and Income Portfolio	0.64
ING Wells Fargo Health Sciences Portfolio	0.75
ING Wells Fargo Omega Portfolio	0.60
ING Wells Fargo Small Cap Disciplined Portfolio	0.77

Each Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Sub-Advisers and Portfolio Managers

The Advisers have engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of DSL and ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for their respective Portfolios . The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL or ING Investments would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or the Portfolios’ Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of the Portfolios.

ING Artio Foreign Portfolio

Artio Global Management LLC

Artio Global Management LLC (“Artio Global” or “Sub-Adviser”), through an intermediary holding company, is a registered investment adviser majority-owned by Artio Global Investors Inc., Artio Global Investors Inc. recently conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September
172

MANAGEMENT OF THE PORTFOLIOS (continued) 24, 2009. Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

The principal address of Artio Global is 330 Madison Avenue, New York, New York 10017. As of December 31, 2009, Artio Global had over $[ ] billion under management.

The following individuals jointly share responsibility for the day-to-day management of ING Artio Foreign Portfolio.

Richard Pell, Chairman, Chief Investment Officer and Chief Executive Officer, has been with Artio Global since January 1995.

Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity, has been with Artio Global since September 1993.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/30/09	ING Artio Foreign Portfolio	Artio Global Management LLC*
09/23/03	ING Julius Baer Foreign Portfolio	Julius Baer Investment Management LLC**
05/01/02 (inception)	No change	J.P. Morgan Investment Management, Inc.
*	Sub-Adviser name change only.
**	Changed sub-adviser, investment objectives and principal investment strategies.

ING BlackRock Inflation Protected Bond Portfolio

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock Financial Management” or “Sub-Adviser”), a Delaware Corporation, is an indirect, wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Financial Management is 40 East 52nd Street, New York, New York 10022. As of December 31, 2009, BlackRock Financial Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING BlackRock Inflation Protected Bond Portfolio.

Stuart Spodek is Managing Director of BlackRock Financial Management since 2001. He is a co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek is a member of the Leadership Committee.

Brian Weinstein is a Managing Director of BlackRock Financial Management since 2008 and a member of the Investment Strategy Group since 2002. Mr. Weinstein co-heads BlackRock’s Global Inflation business and plays a senior role in the management of total return products.

Adam Bowman, Vice President, is a member of the U.S. Rates Investment Team within BlackRock’s Fixed Income Portfolio Management Group. Prior to joining BlackRock in 2005, Mr. Bowman spent two years as an Analyst with Macroeconomic Advisers in the Monetary Policy Insights division where he was involved with analysis of the strategic link between economic outlook and the policy actions of the Federal Reserve and contributed monthly forecasts of the U.S. economy and the path of monetary policy. Mr. Bowman began his career at the Center for Strategic and International Studies as a Research Assistant to Dr. Laurence Meyer, a former Federal Reserve Governor and principal of Monetary Policy Insight.

173

MANAGEMENT OF THE PORTFOLIOS (continued) ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock Investment Management” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ 08536. As of December 31, 2009, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio are supported by a team of investment professionals who are responsible for investment research and selection. Robert C. Doll, Jr. is the Portfolios’ portfolio manager and Daniel Hanson is the Portfolios’ associate portfolio manager. Mr. Doll is primarily responsible for the day-to-day management of the Portfolios.

Robert C. Doll, CFA, Vice Chairman and Director of BlackRock Investment Management is BlackRock’s Global Chief Investment Officer for Equities and a member of the Executive, Operating and Leadership Committees. Mr. Doll is also head of the U.S. Large Cap Series equity team and has primary portfolio management responsibility for these products. Mr. Doll’s service with BlackRock Investment Management dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock Investment Management in 2006. At MLIM, he served as the President and Chief Investment Office, Senior Portfolio Manager and Team Leader. He was also a member of the Merrill Lynch & Co., Inc. Executive Management Committee and was the Senior Fund Manager of the Merrill Lynch Large Cap Series Funds. Mr. Doll joined MLIM in June 1999 as the Chief Investment Officer for Equities, and later that year was promoted to the position of Global Chief Investment Officer. Prior to joining MLIM, Mr. Doll served as the Chief Investment Officer of Oppenheimer Funds, Inc., during which time he directed a 100-member investment staff and managed the firm’s $100 billion in assets. In addition, he served as a member of the Executive Committee.

Daniel Hanson, CFA, Director and associate portfolio manager is a member of BlackRock’s U.S. Large Cap Series equity team. Mr. Hanson’s service with BlackRock Investment Management dates back to 2003, including his years with MLIM, which merged with BlackRock Investment Management in 2006. At MLIM, he was responsible for fundamental research for large cap equities. Prior to joining MLIM in 2003, he was an investment banker at Bear Stearns advising on equity and debt financings and mergers and acquisitions in the healthcare sector. Earlier at Bear Stearns he was a high-yield securities analyst, focusing on healthcare and financials. Prior to that, he traded collateralized mortgage obligations, and was assistant portfolio manger in charge of fixed-income accounts at Pine Tree Capital. He began his career on Wall Street as a research analyst for economist Sam Nakagama.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
09/30/06	ING BlackRock Large Cap Growth Portfolio	BlackRock Financial Management, Inc.
	Mercury Large Cap Growth Portfolio	Mercury Advisors*
*	On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business (including Mercury Advisors) combined with that of BlackRock, Inc. to create an independent company.

ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio

ING Clarion Real Estate Securities, LLC

ING Clarion Real Estate Securities, LLC, (‘‘ING CRES’’ or ‘‘Sub-Adviser’’), founded in 1969, is a Delaware limited liability company, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING CRES is in the business of providing investment advice to institutional and individual client accounts. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. As of December 31, 2009, ING CRES had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Global Real Estate Portfolio.

174

MANAGEMENT OF THE PORTFOLIOS (continued) Steven D. Burton, Managing Director and Portfolio Manager, is a member of ING CRES’ Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined ING CRES in 1995.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Real Estate Portfolio.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

ING FMRSM Diversified Mid Cap Portfolio

Fidelity Management & Research Company

While Fidelity Management & Research Company LLC (“FMR LLC” or “Sub-Adviser”) is the sub-adviser to the Portfolio, the day to day management decisions for the Portfolio are made by Fidelity Management & Research Company, Inc. (“FMRC”), a wholly-owned subsidiary of FMR LLC, which serves as sub-sub-adviser to the Portfolio. FMR LLC as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson III and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non–Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, as amended, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, as amended, to form a controlling group with respect to FMR LLC.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of ING FMRSM Diversified Mid Cap Portfolio.

Tom Allen, Vice President of FMR and Portfolio Manager joined Fidelity Investments in 1995. Since that time, Mr. Allen has worked as a research analyst and manager.

ING Franklin Income Portfolio

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin” or “Sub-Adviser”) is a wholly-owned subsidiary of Franklin Resources, Inc. The principal addres of Franklin is One Franklin Parkway, San Mateo, California 94403-1905. As of December 31, 2009, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Income Portfolio.

Charles B. Johnson, has served as Chairman of the Board of Franklin Resources, Inc. as well as Director of various Franklin Templeton Funds since 2003. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

Edward D. Perks, CFA is Senior Vice President of Franklin. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Alex Peters [information to be updated].

175

MANAGEMENT OF THE PORTFOLIOS (continued) Matt Quinlan [information to be updated].

ING Franklin Mutual Shares Portfolio

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (“Franklin Mutual” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Franklin Mutual is 101 John F. Kennedy Parkway, Short Hills, NJ 07078. As of December 31, 2009, Franklin Mutual and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Mutual Shares Portfolio.

Peter Langerman is Chairman, President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of Investment of New Jersey’s Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA, joined Franklin Templeton Investments in 2002. Prior to that, he was an analyst in the Structured Finance Group of Metlife for the period 1999-2002.

Deborah A. Turner, Assistant Portfolio Manager, has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

ING Goldman Sachs Commodity Strategy Portfolio

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $[ ] billion.

The following individuals jointly share responsibility for the day-to-day management of ING Goldman Sachs Commodity Strategy Portfolio.

Michael Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, Mr. Johnson was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas is head of commodities management for the Global Fixed Income Team. In this role, Mr. Lucas oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

Samuel Finkelstein, Managing Director, is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined the GSAM in 1997.

176

MANAGEMENT OF THE PORTFOLIOS (continued) ING Global Resources Portfolio, ING Limited Maturity Bond Portfolio, and ING U.S. Stock Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Global Resources Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities, and materials sectors. Prior to joining ING IM, Mr. Powers has held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
07/16/07	No Change*	ING IM
04/29/05	ING Global Resourses Portfolio*	ING IM
03/01/99	Hard Assets Portfolio	Baring International Investment Limited
*	Change to principal investment strategies.

The following individuals are jointly responsible for the day-to-day management of the ING Limited Maturity Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolio. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is solely responsible for the day-to-day management of ING U.S. Stock Index Portfolio.

177

MANAGEMENT OF THE PORTFOLIOS (continued) Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING Janus Contrarian Portfolio

Janus Capital Management LLC

Janus Capital Management LLC (“Janus Capital” or “Sub-Adviser”), together with its predecessors, has served as an investment adviser since 1969 and currently serves as investment adviser or sub-adviser to Separately Managed Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCG”) which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in the financial asset management businesses. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206. As of December 31, 2009, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of ING Janus Contrarian Portfolio.

David C. Decker, CFA, Portfolio Manager, is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.

ING JPMorgan Emerging Markets Equity Portfolio and ING JPMorgan Small Cap Core Equity Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $[ ] trillion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING JPMorgan Emerging Markets Equity Portfolio.

Ashraf el Ansary, Portfolio Manager, has been an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Austin Forey, Primary Portfolio Manager and Managing Director, has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Greg Mattiko, CFA and Portfolio Manager, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

Richard Titherington, Managing Director, is the chief investment officer and is head of the Emerging Markets Equity Team. An employee since 1986, Richard transferred to the Pacific Regional Group in 1994. He was appointed as a managing director in April 2001 and appointed global head of the emerging markets business in December 2001. Prior to 1994, Richard was a US and international pension fund manager, working in the UK until he transferred to Hong Kong in 1992. Before joining the firm, Richard spent two years as an analyst with UKPI in London.

178

MANAGEMENT OF THE PORTFOLIOS (continued)
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/29/05	ING JPMorgan Emerging Markets Equity Portfolio	JP Morgan Investment Management Inc.
03/01/04	No Change	ING Investment Management B.V.
02/29/03	No Change	Baring International Investment Limited

The following individuals jointly share responsibility for the day-to-day management of the ING JPMorgan Small Cap Core Equity Portfolio.

Christopher T. Blum, CFA and Managing Director, is the CIO of the U.S. Behavioral Financial Group. An employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at JPMorgan where he focused on structured small-cap core and small-cap value accounts.

Glenn Gawronski, CFA and Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group and has 12 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999.

Dennis S. Ruhl, CFA and Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
11/06/06	ING JPMorgan Small Cap Core Equity Portfolio	No Change
09/03/03	No change*	No Change
05/01/02	ING JPMorgan Small Cap Equity Portfolio	J.P. Morgan Investment Management, Inc.
*	Change to principal investment strategies.

ING Lord Abbett Affiliated Portfolio

Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett” or “Sub-Adviser”). The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2009, Lord Abbett managed $[ ] billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of ING Lord Abbett Growth and Income Portfolio.

Eli M. Salzmann, Partner and Director, joined Lord Abbett in 1997.

179

MANAGEMENT OF THE PORTFOLIOS (continued) Lawrence D. Sachs, Partner and Portfolio Manager, joined Lord Abbett in 2001.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
12/01/05	No change	Lord, Abbett & Co. LLC
Since inception	No change	Saloman Brothers Asset Management Inc.

ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio

Marsico Capital Management, LLC

Marsico Capital Management, LLC (“Marsico” or “Sub-Adviser”) was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2009, Marsico had approximately $[ ] billion assets under management.

The following individuals are jointly responsible for the day-to-day management of the ING Marsico Growth Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao, senior analyst and Portfolio Manager, has been with Marsico, or its predecessors, as an investment professional since 2005. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

The following individual is responsible for the day-to-day management of the ING Marsico International Opportunities Portfolio.

James G. Gendelman, Portfolio Manager, joined Marsico in May 2000. Prior to that, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983-1985.

ING MFS Total Return Portfolio and ING MFS Utilities Portfolio

Massachusetts Financial Services Company

Massachusetts Financial Services Company (“MFS” or “Sub-Adviser”) is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. As of December 31, 2009, MFS had approximately $[ ] billion net assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Total Return Portfolio.

Nevin P. Chitkara, Portfolio Manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997.

William P. Douglas, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP.

Steven R. Gorham, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 1992.

Richard O. Hawkins, CFA, Investment Officer of MFS, and Portfolio Manager has been employed in the MFS investment management area since 1988.

180

MANAGEMENT OF THE PORTFOLIOS (continued) Joshua P. Marston serves as a Debt Securities Portfolio Manager and has been employed in the MFS investment management area since 1999.

Michael W. Roberge, Executive Vice President, Chief Investment Officer and Portfolio Manager, has been employed in the MFS investment management area since 1996.

Brooks Taylor, Investment Officer of MFS, Portfolio Manager, and leader of the team, has been employed in the MFS investment management area since 1996.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Utilities Portfolio.

Robert D. Persons, CFA, is an Investment Officer of MFS and Portfolio Manager. Mr. Persons has been employed in the investment management area of MFS since 2000.

Maura A. Shaughnessy is an Investment Officer of MFS and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

ING Morgan Stanley Global Franchise Portfolio and ING Morgan Stanley Global Tactical Asset Allocation Portfolio

Morgan Stanley Investment Management, Inc.

Morgan Stanley Investment Management, Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc., including its affiliated asset management companies, managed assets of approximately $[ ] billion.

MSIM Inc. has entered into a sub-advisory agreement whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The following individuals jointly share responsibility for the day-to-day management of the ING Morgan Stanley Global Franchise Portfolio.

William D. Lock has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1994.

Walter B. Riddell has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1995.

Peter J. Wright has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1996.

John S. Goodacre has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 2003.

Christian Derold has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since May 2006. Prior to that, he was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Bruno Paulson, Executive Director, joined Morgan Stanley in 2009. Prior to joining the Morgan Stanley, Mr. Paulson worked for Sanford Bernstein in London as a Senior Analyst for eight years, covering the financial sector, particularly banks and insurers. Previously, he was a manager at the Boston Consulting Group where he focused on the financial services industry.

Vladimir Demine, Executive Director, joined Morgan Stanley in 2009 and has eight years of investment management experience. Prior to joining Morgan Stanley, Mr. Demine worked for UBS Global Asset Management in London, where he was an analyst responsible for stock selection of consumer staples holdings in key client mandates.

The following individuals jointly share responsibility for the day-to-day management of ING Morgan Stanley Global Tactical Asset Allocation Portfolio.

Francine J. Bovich, Managing Director, is the head of the global tactical asset allocation strategy. Ms. Bovich joined Van Kampen in 1993 and has 33 years of investment experience.

181

MANAGEMENT OF THE PORTFOLIOS (continued) Henry McVey, Managing Director, rejoined Morgan Stanley in 2009 as a managing director and Head of the Global Macro and Asset Allocation team. Prior to returning to the firm, he was a portfolio manager for the Fortress Drawbridge Global Macro Fund from September 2007 to May 2009. Mr. McVey also worked as the Chief U.S. Investment Strategist for Morgan Stanley from 2004 to 2007.

ING PIMCO Global Advantage Bond Portfolio, ING PIMCO High Yield Portfolio, and ING PIMCO Total Return Bond Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the ING PIMCO Global Advantage Bond Portfolio.

Mohamed El-Erian is Co-CEO and Co-CIO of PIMCO. He rejoined PIMCO in December 2008 after serving two years as President and CEO of Harvard Management Company, the entity that manages Harvard University’s endowment and related accounts, from 2006 to 2008. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group from 1999 to 2006.

The following individual is responsible for the day-to-day management of ING PIMCO High Yield Portfolio.

Andrew Jessop, Portfolio Manager, is an Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009 as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was managing director, portfolio manager, and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

The following individual is responsible for the day-to-day management of the ING PIMCO Total Return Bond Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
05/01/09	ING PIMCO Total Return Bond Portfolio	PIMCO
05/01/01	ING PIMCO Core Bond Portfolio*	PIMCO
*	Change to principal investment strategies.

ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, and ING Pioneer Mid Cap Value Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer and its U.S affiliates.

182

MANAGEMENT OF THE PORTFOLIOS (continued) The following individuals jointly share responsibility for the day-to-day management of the ING Pioneer Equity Income Portfolio and ING Pioneer Fund Portfolio. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

John A. Carey, Portfolio Manager, is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr., Associate Portfolio Manager, is a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.

The following individuals are responsible for management of ING Pioneer Mid Cap Value Portfolio. Mr. Wright serves as the lead Portfolio Manager and is primarily responsible for the day to day management of the Portfolio. Mr. Horan assists in the management of the Portfolio. Mr. Wright and Mr. Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

Timothy Horan, Assistant Portfolio Manager, joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright, Portfolio Manager, is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Capital Appreciation Portfolio.

David R. Giroux, CFA, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. He is President and Chairman of the T. Rowe Price Capital Appreciation Fund. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm’s U.S. Large-Cap Value Strategies.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Equity Income Portfolio.

Brian Rogers works with a Committee in developing and executing the Portfolio’s investment program. Mr. Rogers is the Chief Investment Officer of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1982.

ING Templeton Global Growth Portfolio

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Templeton Global Advisors” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton Global Advisors is Lyford Cay, Nassau, Bahamas. As of December 31, 2009, Templeton Global Advisors and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of ING Templeton Global Growth Portfolio. Ms. Sweeting serves as the lead Portfolio Manager of the Portfolio. Mr. Scott and Ms. Myers have secondary portfolio management responsibilities.

Lisa F. Myers, CFA is Executive Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst.

183

MANAGEMENT OF THE PORTFOLIOS (continued) Tucker Scott, CFA, is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for Aeltus Investment Management.

Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
12/05/05	ING Templeton Global Growth Portfolio*	Templeton Global Advisors
02/01/00	Capital Guardian Managed Global Portfolio	Capital Guardian Trust Company
*	Change to principal investment strategies.

ING Van Kampen Growth and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $[ ] billion.

On October 20, 2009, INVESCO Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Boards, a new subadvisory agreement will be entered into with INVESCO Advisers, Inc.

Upon the close of the Transaction, INVESCO Advisers, Inc. (“INVESCO”) will serve as sub-adviser to the above-referenced Portfolio. INVESCO also manages other investment portfolios that encompass a broad range of investment objectives. INVESCO is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of INVESCO is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, INVESCO had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING Van Kampen Growth and Income Portfolio.

Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

184

MANAGEMENT OF THE PORTFOLIOS (continued) James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.
Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
1/30/02	ING Van Kampen Growth and Income Portfolio*	Van Kampen
*	Change to principal investment strategies.

ING Wells Fargo Health Sciences Portfolio, ING Wells Fargo Omega Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio

Wells Capital Management, Inc.

Wells Capital Management, Inc. (“Wells Capital Management” or “Sub-Adviser”) is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986. The principal address of Wells Capital Management is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, Wells Capital Management managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Health Sciences Portfolio.

Robert Junkin, Portfolio Manager, served as a portfolio manager for John Hancock Financial Services from 2003 to March 2007. Previously, he served as an investment analyst and co-manager for Pioneer Investments from 1997 through 2002.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Health Sciences Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Health Sciences Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Omega Portfolio.

Aziz Hamzaogullari is a Managing Director and Senior Portfolio Manager with the Berkley Street Equity Group. He has been with Wells Capital Management or a predecessor since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Omega Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Omega Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of ING Wells Fargo Small Cap Disciplined Portfolio.

James M. Tringas, CFA, CPA, joined Wells Capital Management in 2009 as a portfolio manager. He is also a managing director and senior portfolio manager with the Small Cap Value Team of Evergreen Investment Management Company. Mr. Tringas has been with Evergreen Investment Management Company or one of its predecessor firms since 1994. Prior to that time, he served as a Senior Consultant in the Personal Financial Group of Ernst & Young from 1990 to 1994. Mr.
185

MANAGEMENT OF THE PORTFOLIOS (continued) Tringas received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991.

Bryant VanCronkhite, CFA, CPA, is a senior research analyst for the Disciplined Value Equity Team at Wells Capital Management, has been promoted to take on the newly established role of co-portfolio manager for the team. Prior to becoming co-portfolio manager, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004. Earlier, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. He earned a bachelor’s degree and a master’s degree in professional accountancy from the University of Wisconsin–Whitewater and is a certified public accountant. He is a member of the CFA Institute and has earned the right to use the CFA designation.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Performance of Similarly Managed Mutual Funds

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Pioneer Equity Income Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds (“Comparable Funds”) that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock, Franklin or Pioneer, respectively.

The historical performance of the Comparable Funds are presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Funds and not those to be paid by the Portfolios. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolios to calculate their own performance. Performance is net of all other fees including sales load. Please be advised that the sub-advisers of the Portfolios may manage other substantially similar mutual funds, the performance of which is not shown.

While the Portfolios are managed in a manner similar to that of the Comparable Funds, investors should be aware that the Portfolios are not the same fund and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund’s performance.

The following tables show the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2009, as well as a comparison with the performance of the applicable benchmark(s).

ING BlackRock Inflation Protected Bond Portfolio

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX)				%[1]
(Comparable to ING BlackRock Inflation Protected Bond Portfolio) Barclays Capital U.S. TIPS Index				%[2]
1	Fund commenced operations on June 24, 2004.
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MANAGEMENT OF THE PORTFOLIOS (continued)
2	Index return is for the period beginning July 1, 2004.

ING Franklin Mutual Shares Portfolio

	1 Year	3 Years	5 Years	10 Years
Mutual Shares Fund – Class Z (MUTHX)
(Comparable to ING Franklin Mutual Shares Portfolio) S&P 500® Index				%

ING Pioneer Equity Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Pioneer Equity Income Fund – Class A (PEQIX)
(Comparable to ING Pioneer Equity Income Portfolio) Pioneer Equity Income Portfolio VCT I
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000® Value Index

The Administrator

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Adviser. DSL does not bear the expenses of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and ordinary expenses, such as litigation or indemnification expenses.

Pursuant to an Administrative Services Sub-Contract by and between DSL and ING Funds Services, LLC (“Administrator”), the Administrator provides the aforementioned Portfolios with certain administrative services.

Pursuant to an Administrative Services Agreement with the Trust, ING Funds Services, LLC receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

187

MANAGEMENT OF THE PORTFOLIOS (continued) On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

188

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

189

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has agreed to waive 0.15% of the distribution fees. The waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Portfolio	Class ADV
ING Artio Foreign	0.75%
ING BlackRock Inflation Protected Bond	0.75%
ING BlackRock Large Cap Growth	0.75%
ING BlackRock Large Cap Value	0.75%
ING Clarion Global Real Estate	0.75%
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HOW TO BUY AND SELL SHARES (continued)
Portfolio	Class ADV
ING Clarion Real Estate	0.75%
ING FMRSM Diversified Mid Cap	0.75%
ING Franklin Income	0.75%
ING Franklin Mutual Shares	0.75%
ING Global Resources	0.75%
ING Goldman Sachs Commodity Strategy	0.75%
ING Janus Contrarian	0.75%
ING JPMorgan Emerging Markets Equity	0.75%
ING JPMorgan Small Cap Core Equity	0.75%
ING Limited Maturity Bond	0.75%
ING Lord Abbett Growth and Income	0.75%
ING Marsico Growth	0.75%
ING Marsico International Opportunities	0.75%
ING MFS Total Return	0.75%
ING MFS Utilities	0.75%
ING Morgan Stanley Global Franchise	0.75%
ING Morgan Stanley Global Tactical Asset Allocation	0.75%
ING PIMCO Global Advantage Bond	0.75%
ING PIMCO High Yield	0.75%
ING PIMCO Total Return Bond	0.75%
ING Pioneer Equity Income	0.75%
ING Pioneer Fund	0.75%
ING Pioneer Mid Cap Value	0.75%
ING T. Rowe Price Capital Appreciation	0.75%
ING T. Rowe Price Equity Income	0.75%
ING Templeton Global Growth	0.75%
ING U.S. Stock Index	0.75%
ING Van Kampen Growth and Income	0.75%
ING Wells Fargo Health Sciences	0.75%
ING Wells Fargo Omega	0.75%
ING Wells Fargo Small Cap Disciplined	0.75%
191

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

192

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolios’ Advisers or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Advisers and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Distributor have entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Advisers, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

193

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

194

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. 1-3 Year Credit Bond Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital U.S. Government/Credit Bond Index is a broad market-weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

The Barclays Capital U.S. Intermediate Government Credit/Bond Index is an unmanaged index composed of securities including U.S. Government Treasury and agency securities.

The Barclays Capital U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities.

The Dow Jones-UBS (“DJ-UBS”) Commodity IndexSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

The Merrill Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or Standard & Poor’s.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

195

INDEX DESCRIPTIONS (continued) The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P 500® Utilities Index measures the performance of the utilities sector.

The Standard and Poor’s (“S&P”) 1500 Supercomposite Healthcare Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500® Index, Standard and Poor’s MidCap 400 IndexTM and Standard and Poor’s SmallCap 600 Index, which includes large, medium and small companies, respectively.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) North American Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 130 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.

196

FINANCIAL HIGHLIGHTS

Because Class ADV shares of ING Morgan Stanley Global Tactical Asset Allocation Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, financial highlights for Class S shares are presented for the Portfolio. Annual returns would differ only to the extent Class ADV and Class S shares have different expenses. Because ING PIMCO Global Advantage Bond Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, no financial highlights are included.

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class ADV (Class S for ING Morgan Stanley Global Tactical Asset Allocation Portfolio) shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

197

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Artio Foreign Portfolio
Class ADV
12-31-09
12-31-08	18.22	0.21•	(7.71)	(7.50)	—	1.54	—	1.54	9.18	(43.95)	1.62	1.47†	1.47†	1.45†	1,372	138
12-31-07	16.81	0.01	2.66	2.67	0.05	1.21	—	1.26	18.22	16.04	1.62	1.47	1.47	0.08	6,491	77
04-28-06(4) - 12-31-06	15.39	(0.04)•	1.46	1.42	—	0.00*	—	0.00*	16.81	9.24	1.64	1.49	1.48	(0.52)	460	62
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
12-31-09
12-31-08	10.27	0.34	(0.52)	(0.18)	0.36	0.40	—	0.76	9.33	(2.16)	1.33	1.18	1.18	3.44	1	281
04-30-07(4) - 12-31-07	10.00	0.29•	0.32	0.61	0.34	—	—	0.34	10.27	6.27	1.37	1.22	1.22	4.29	1	217
ING BlackRock Large Cap Growth Portfolio
Class ADV
12-31-09
12-31-08	12.15	(0.01)	(4.44)	(4.45)	—	1.18	—	1.18	6.52	(39.24)	1.56	1.26†	1.26†	(0.13)†	2,962	156
12-31-07	11.42	(0.04)	0.77	0.73	—	—	—	—	12.15	6.39	1.55	1.29	1.29	(0.33)	5,943	195
12-31-06	11.48	(0.03)	0.79	0.76	—	0.82	—	0.82	11.42	6.73	1.55	1.36	1.36	(0.39)	4,825	139
12-31-05	10.45	(0.02)	1.05	1.03	—	—	—	—	11.48	9.86	1.56	1.36	1.36	(0.64)	1,714	155
ING BlackRock Large Cap Value Portfolio
Class ADV
12-31-09
12-31-08	13.85	0.06	(4.86)	(4.80)	—	0.59	—	0.59	8.46	(35.61)	1.55	1.34†	1.34†	0.53†	1	129
12-31-07	13.75	0.03•	0.53	0.56	0.02	0.44	—	0.46	13.85	3.87	1.55	1.34	1.34	0.23	1	110
04-28-06(4) - 12-31-06	13.48	0.04•	0.66	0.70	0.10	0.33	—	0.43	13.75	5.45	1.55	1.35	1.35	0.47	1	103
ING Clarion Global Real Estate Portfolio
Class ADV
12-31-09
12-31-08	12.08	0.19	(5.20)	(5.01)	—	—	—	—	7.07	(41.47)	1.72	1.50†	1.50†	1.79†	1	53
12-31-07	13.34	0.07•	(1.08)	(1.01)	0.20	0.01	0.04	0.25	12.08	(7.63)	1.72	1.50	1.50	0.50	1	58
04-28-06(4) - 12-31-06	11.05	0.09•	2.54	2.63	0.24	0.10	—	0.34	13.34	23.82	1.83	1.52	1.52	1.08	1	37
ING Clarion Real Estate Portfolio
Class ADV
12-31-09
12-31-08	28.02	0.47•	(9.82)	(9.35)	0.32	4.58	—	4.90	13.77	(38.73)	1.40	1.24†	1.24†	2.08†	931	53
12-31-07	38.58	0.42•	(6.66)	(6.24)	0.45	3.87	—	4.32	28.02	(18.02)	1.39	1.24	1.24	1.23	848	40
04-17-06(4) - 12-31-06	33.28	0.22•	8.33	8.55	0.52	2.73	—	3.25	38.58	27.48	1.40	1.25	1.25	0.88	548	28
See Accompanying Notes to Financial Highlights
198

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio
Class ADV
12-31-09
12-31-08	15.09	0.01	(5.64)	(5.63)	0.02	0.95	—	0.97	8.49	(39.35)	1.39	1.24†	1.24†	0.11†	6,321	146
12-31-07	13.28	(0.04)	1.92	1.88	0.01	0.06	—	0.07	15.09	14.16	1.38	1.23	1.23	(0.22)	9,615	147
01-17-06(4) - 12-31-06	13.92	(0.02)	0.75	0.73	—	1.37	—	1.37	13.28	5.62	1.40	1.25	1.25	(0.17)	3,276	160
ING Franklin Income Portfolio
Class ADV
12-31-09
12-31-08	11.12	0.63	(3.85)	(3.22)	0.24	0.08	—	0.32	7.58	(29.64)	1.53	1.34	1.34	6.48	1	38
12-31-07	11.02	0.55	(0.31)	0.24	0.12	0.02	—	0.14	11.12	2.17	1.53	1.34	1.34	5.03	1	30
12-29-06(4) - 12-31-06	11.02	(0.00)*	—	(0.00)*	—	—	—	—	11.02	—	1.55	1.34	1.34	(1.34)	1	9
ING Franklin Mutual Shares Portfolio
Class ADV
12-31-09
12-31-08	9.63	0.10	(3.77)	(3.67)	0.22	0.01	—	0.23	5.73	(38.07)	1.53	1.38	1.38	1.25	1	43
04-30-07(4) - 12-31-07	10.00	0.07•	(0.44)	(0.37)	—	0.00*	—	0.00*	9.63	(3.67)	1.53	1.38	1.38	0.98	1	17
ING Global Resources Portfolio
Class ADV
12-31-09
12-31-08	25.93	0.09•	(8.99)	(8.90)	0.38	3.83	—	4.21	12.82	(41.22)(a)	1.39	1.24†	1.24†	0.46†	1,983	85
12-31-07	21.64	0.30•	6.51	6.81	0.03	2.49	—	2.52	25.93	32.81	1.39	1.24†	1.24†	1.26†	1,880	166
12-18-06(4) - 12-31-06	21.75	(0.00)*	(0.11)	(0.11)	—	—	—	—	21.64	(0.51)	1.40	1.25	1.25	(0.79)	181	159
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV
12-31-09
04-28-08(4) –12-31-08	10.00	0.08•	(4.50)	(4.42)	—	—	—	—	5.58	(44.20)	1.64	1.49†	1.49†	1.43†	2	243
ING Janus Contrarian Portfolio
Class ADV
12-31-09
12-31-08	17.58	(0.05)	(7.86)	(7.91)	0.11	1.86	—	1.97	7.70	(49.18)	1.50	1.34	1.33	(0.46)	501	48
12-31-07	14.81	0.00•,*	3.07	3.07	—	0.30	—	0.30	17.58	20.80	1.49	1.34	1.32	0.01	2	112
12-29-06(4) - 12-31-06	14.81	(0.00)*	—	(0.00)*	—	—	—	—	14.81	—	1.53	1.38	1.38	(1.38)	1	34
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
12-31-09
12-31-08	26.43	0.25•	(13.17)	(12.92)	0.48	1.23	—	1.71	11.80	(51.46)(a)	2.00	1.85	1.85	1.27	2,318	14
12-31-07	19.42	(0.00)•,*	7.33	7.33	0.27	0.05	—	0.32	26.43	38.02	2.00	1.85	1.85	(0.00)*	5,040	15
03-23-06(4) - 12-31-06	15.99	(0.02)	3.75	3.73	0.11	0.19	—	0.30	19.42	23.74	2.01	1.86	1.86	(0.36)	431	5
See Accompanying Notes to Financial Highlights
199

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
12-31-09
12-31-08	13.09	0.02	(3.72)	(3.70)	0.00*	1.10	1.10	—	8.29	(30.14)	1.63	1.46†	1.46†	0.15†	1,619	62
12-31-07	14.10	0.03•	(0.23)	(0.20)	0.02	0.79	0.81	—	13.09	(2.09)	1.63	1.45	1.45	0.23	2,602	47
12-31-06	12.44	(0.01)	2.00	1.99	—	0.33	0.33	—	14.10	16.24	1.63	1.46	1.46	(0.04)	1,954	43
12-31-05	13.34	(0.03)•	0.44	0.41	—	1.31	1.31	—	12.44	3.37	1.64	1.49	1.48	(0.21)	746	57
ING Limited Maturity Bond Portfolio
Class ADV
12-31-09
12-31-08	11.01	0.41	(0.47)	(0.06)	0.68	0.08	—	0.76	10.19	(0.73)	1.02	0.87†	0.87†	3.83†	1	310
12-31-07	10.66	0.45	0.10	0.55	0.20	—	—	0.20	11.01	5.23	1.02	0.87†	0.87†	4.19†	1	439
04-28-06(4) - 12-31-06	10.80	0.28•	0.00*	0.28	0.42	—	—	0.42	10.66	2.68	1.03	0.88†	0.88†	3.84†	1	352
ING Lord Abbett Growth and Income Portfolio
Class ADV
12-31-09
12-31-08	12.48	0.11	(4.42)	(4.31)	0.16	1.52	—	1.68	6.49	(36.86)	1.50	1.35†	1.35†	1.16†	1	108
12-31-07	12.51	0.09	0.38	0.47	0.19	0.31	—	0.50	12.48	3.67	1.50	1.35	1.34	0.72	1	131
04-28-06(4) - 12-31-06	12.92	0.08•	0.82	0.90	0.16	1.15	—	1.31	12.51	7.95	1.50	1.35	1.34	1.00	1	48
ING Marsico Growth Portfolio
Class ADV
12-31-09
12-31-08	18.68	0.04•	(7.61)	(7.57)	—	—	—	—	11.11	(40.52)	1.53	1.38†	1.38†	0.24†	3,818	76
12-31-07	16.42	0.06	2.20	2.26	—	—	—	—	18.68	13.76	1.52	1.37	1.37	0.34	14,649	51
12-31-06	15.70	(0.04)	0.76	0.72	—	—	—	—	16.42	4.59	1.52	1.37	1.36	(0.34)	11,394	64
12-31-05	14.47	(0.06)•	1.29	1.23	—	—	—	—	15.70	8.50	1.51	1.36	1.34	(0.41)	6,456	72
ING Marsico International Opportunities Portfolio
Class ADV
12-31-09
12-31-08	16.99	0.11•	(8.01)	(7.90)	—	1.40	—	1.40	7.69	(49.65)	1.49	1.28†	1.28†	0.85†	4,326	122
12-31-07	15.22	0.14•	2.81	2.95	0.11	1.07	—	1.18	16.99	20.19	1.47	1.28	1.28	0.88	15,698	111
01-20-06(4) - 12-31-06	12.77	0.04	2.46	2.50	0.01	0.04	—	0.05	15.22	19.63	1.48	1.28	1.28	0.34	17,507	103
ING MFS Total Return Portfolio
Class ADV
12-31-09
12-31-08	17.99	0.37•	(4.17)	(3.80)	0.68	1.61	—	2.29	11.90	(22.63)	1.41	1.26	1.25	2.40	1,960	59
12-31-07	18.78	0.40	0.31	0.71	0.48	1.02	—	1.50	17.99	3.61	1.39	1.24	1.23	2.12	6,428	60
12-31-06	18.05	0.40•	1.57	1.97	0.40	0.84	—	1.24	18.78	11.55	1.39	1.24	1.23	2.28	6,428	44
12-31-05	18.67	0.36•	0.09	0.45	0.41	0.66	—	1.07	18.05	2.53	1.40	1.25	1.25	1.98	5,839	51
See Accompanying Notes to Financial Highlights
200

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Utilities Portfolio
Class ADV
12-31-09
12-31-08	17.74	0.30	(6.42)	(6.12)	0.38	1.75	—	2.13	9.49	(37.91)	1.53	1.38	1.36	2.13	618	67
12-31-07	14.54	0.29•	3.59	3.88	0.14	0.54	—	0.68	17.74	26.97	1.52	1.37	1.34	1.73	987	81
07-18-06(4) - 12-31-06	11.95	0.05	2.54	2.59	—	—	—	—	14.54	21.67	1.54	1.39	1.37	1.23	86	93
ING Morgan Stanley Global Franchise Portfolio
Class ADV
12-31-09
12-31-08	16.80	0.30	(4.98)	(4.68)	0.22	1.12	—	1.34	10.78	(28.87)	1.72	1.57	1.57	2.13	1	28
12-31-07	15.85	0.23	1.21	1.44	—	0.49	—	0.49	16.80	9.11	1.71	1.56	1.56	1.44	1	26
12-29-06(4) - 12-31-06	15.85	(0.00)*	—	(0.00)*	—	—	—	—	15.85	—	1.73	1.58	1.58	(1.58)	1	16
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
Class S
12-31-09
09-17-08(4) –12-31-08	10.00	0.02	(1.42)	(1.40)	—	—	—	—	8.60	(14.00)	1.39	1.18†	1.18†	1.00†	24,234	4
ING PIMCO High Yield Portfolio
Class ADV
12-31-09
12-31-08	9.88	0.64•	(2.80)	(2.16)	0.65	0.00*	0.06	0.71	7.01	(22.84)	1.24	1.09	1.09	7.24	211	416
12-31-07	10.32	0.66	(0.41)	0.25	0.64	0.05	—	0.69	9.88	2.46	1.25	1.10	1.10	6.49	315	153
05-22-06(4) - 12-31-06	10.14	0.39	0.19	0.58	0.31	0.09	—	0.40	10.32	5.83	1.25	1.10	1.10	6.47	3	72
ING PIMCO Total Return Bond Portfolio
Class ADV
12-31-09
12-31-08	11.29	0.52•	(0.11)	0.41	0.30	0.10	—	0.40	11.30	3.70	1.31	1.16	1.16	4.63	1	537
12-31-07	10.82	0.44	0.43	0.87	0.40	—	—	0.40	11.29	8.32	1.32	1.17	1.17	4.08	1	803
04-28-06(4) - 12-31-06	10.63	0.28•	0.22	0.50	0.31	—	—	0.31	10.82	4.84	1.33	1.18	1.18	3.53	1	750
ING Pioneer Equity Income Portfolio
Class ADV
12-31-09
12-31-08	9.18	0.20	(3.00)	(2.80)	0.19	—	0.01	0.20	6.18	(30.38)	1.56	1.29†	1.29†	2.44†	1	23
05-11-07(4) - 12-31-07	10.00	0.15	(0.89)	(0.74)	0.08	—	—	0.08	9.18	(7.39)	1.53	1.29	1.28	2.35	1	20
ING Pioneer Fund Portfolio
Class ADV
12-31-09
12-31-08	13.02	0.13	(4.56)	(4.43)	0.20	0.45	0.01	0.66	7.93	(34.98)	1.48	1.29†	1.28†	1.12†	1	13
12-31-07	12.89	0.08•	0.52	0.60	0.16	0.31	—	0.47	13.02	4.51	1.49	1.29	1.29	0.61	1	24
12-29-06(4) - 12-31-06	12.89	(0.00)*	—	(0.00)*	—	—	—	—	12.89	—	1.51	1.31	1.31	(1.31)	1	19
See Accompanying Notes to Financial Highlights
201

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Pioneer Mid Cap Value Portfolio
Class ADV
12-31-09
12-31-08	12.22	0.15•	(4.09)	(3.94)	0.11	0.66	—	0.77	7.51	(33.48)	1.39	1.24†	1.22†	1.88†	44	91
12-31-07	12.30	0.03•	0.64	0.67	0.10	0.65	—	0.75	12.22	4.91	1.39	1.24	1.24	0.26	1	65
12-29-06(4) - 12-31-06	12.30	(0.00)*	—	(0.00)*	—	—	—	—	12.30	—	1.39	1.24	1.24	(1.24)	1	109
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
12-31-09
12-31-08	24.12	0.36•	(6.54)	(6.18)	0.61	2.14	—	2.75	15.19	(27.77)(a)	1.40	1.25	1.24	1.70	34,503	98
12-31-07	26.11	0.50	0.67	1.17	0.46	2.70	—	3.16	24.12	4.05	1.39	1.24	1.24	1.91	62,600	60
12-31-06	24.86	0.45•	2.88	3.33	0.40	1.68	—	2.08	26.11	14.25	1.40	1.25	1.24	1.81	70,012	58
12-31-05	24.37	0.31•	1.41	1.72	0.36	0.87	—	1.23	24.86	7.33	1.40	1.25	1.25	1.16	48,910	23
ING T. Rowe Price Equity Income Portfolio
Class ADV
12-31-09
12-31-08	15.00	0.26•	(5.40)	(5.14)	0.38	1.07	—	1.45	8.41	(35.91)(a)	1.40	1.25	1.24	2.10	12,589	33
12-31-07	15.28	0.21•	0.24	0.45	0.16	0.57	—	0.73	15.00	2.71	1.39	1.24	1.24	1.35	24,913	27
12-31-06	13.65	0.18•	2.27	2.45	0.20	0.62	—	0.82	15.28	18.66	1.40	1.24	1.24	1.23	31,856	19
12-31-05	13.68	0.17•	0.29	0.46	0.17	0.32	—	0.49	13.65	3.55	1.40	1.25	1.25	1.21	20,692	18
ING Templeton Global Growth Portfolio
Class ADV
12-31-09
12-31-08	14.20	0.18•	(5.72)	(5.54)	0.05	0.50	—	0.55	8.11	(40.06)	1.64	1.49	1.49	1.60	1	12
12-31-07	14.39	0.13•	0.19	0.32	0.18	0.33	—	0.51	14.20	2.01	1.66	1.50	1.50	0.89	1	23
12-29-06(4) - 12-31-06	14.39	(0.00)*	—	(0.00)*	—	—	—	—	14.39	—	1.68	1.53	1.53	(1.53)	1	20
ING U.S. Stock Index Portfolio
Class ADV
4-30-09(4) - 12-31-09
ING Van Kampen Growth and Income Portfolio
Class ADV
12-31-09
12-31-08	26.40	0.32•	(8.51)	(8.19)	0.41	2.00	—	2.41	15.80	(32.49)	1.40	1.25	1.25	1.48	1,886	43
12-31-07	27.87	0.32•	0.43	0.75	0.35	1.87	—	2.22	26.40	2.20	1.39	1.24	1.24	1.14	5,264	25
12-31-06	26.86	0.33•	3.53	3.86	0.38	2.47	—	2.85	27.87	15.59	1.40	1.25	1.24	1.22	8,391	30
12-31-05	24.73	0.24•	2.14	2.38	0.25	—	—	0.25	26.86	9.71	1.40	1.25	1.24	0.92	855	39
See Accompanying Notes to Financial Highlights
202

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Wells Fargo Health Sciences Portfolio
Class ADV
12-31-09
12-31-08	12.64	(0.07)	(3.48)	(3.55)	—	0.62	—	0.62	8.47	(29.14)	1.50	1.35†	1.34†	(0.62)†	1	56
12-31-07	12.17	(0.02)	0.99	0.97	0.04	0.46	—	0.50	12.64	8.13	1.50	1.35	1.33	(0.16)	1	81
12-29-06(4) - 12-31-06	12.17	(0.00)*	—	(0.00)*	—	—	—	—	12.17	—	1.52	1.37	1.35	(1.35)	1	37
ING Wells Fargo Omega Portfolio
Class ADV
12-31-09
12-31-08	12.65	0.03	(3.32)	(3.29)	—	1.35	—	1.35	8.01	(27.86)	1.35	1.20†	1.19†	0.33†	1	46
12-31-07	11.52	(0.03)•	1.31	1.28	0.04	0.11	—	0.15	12.65	11.09	1.35	1.20	1.19	(0.20)	1	30
12-29-06(4) - 12-31-06	11.52	(0.00)*	—	(0.00)*	—	—	—	—	11.52	—	1.35	1.20	1.18	(1.18)	1	123
ING Wells Fargo Small Cap Disciplined Portfolio
Class ADV
12-31-09
12-31-08	10.91	0.03•	(3.36)	(3.33)	0.05	1.30	—	1.35	6.23	(32.96)	1.68	1.47†	1.47†	0.34†	122	69
12-31-07	11.37	0.05	(0.51)	(0.46)	—	—	—	—	10.91	(4.05)	1.67	1.47	1.47	0.36	354	111
12-31-06	9.73	0.01•	1.88	1.89	0.03	0.22	—	0.25	11.37	19.44	1.69	1.47	1.47	0.09	412	62
11-30-05(4) - 12-31-05	10.00	(0.01)	(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	2.03	1.47	1.47	(1.69)	1	1

See Accompanying Notes to Financial Highlights
203

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.
**	Amount is less than $500.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by the affiliate payments.
204

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Limited Maturity Bond Portfolio
ING Lord Abbett Growth and Income Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio	ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING PIMCO Global Advantage Bond
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Sciences Portfolio
ING Wells Fargo Omega Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio
XXXX-ADV (0410-043010)

^
Prospectus	April 30, 2010

  ING Artio Foreign Portfolio
I/JPBPX
  ING BlackRock Inflation Protected Bond Portfolio
I/IBRIX
  ING BlackRock Large Cap Growth Portfolio
I/IMLIX
  ING BlackRock Large Cap Value Portfolio
I/IMVVX
  ING Clarion Global Real Estate Portfolio
I/IRGIX
  ING Clarion Real Estate Portfolio
I/IVRIX
  ING FMRSM Diversified Mid Cap Portfolio
I/IFDEX
  ING Franklin Income Portfolio
I/IIFIX
  ING Franklin Mutual Shares Portfolio
I/IFMIX
  ING Global Resources Portfolio
I/IGRIX
  ING Goldman Sachs Commodity Strategy Portfolio
I/IGCPX
  ING Janus Contrarian Portfolio
I/IJCIX
  ING JPMorgan Emerging Markets Equity Portfolio
I/IJEMX
  ING JPMorgan Small Cap Core Equity Portfolio
I/IJSIX
  ING Limited Maturity Bond Portfolio
I/ILBPX
  ING Liquid Assets Portfolio
I/IPLXX
  ING Lord Abbett Growth and Income Portfolio
I/ISLIX
  ING Marsico Growth Portfolio
I/IMGIX
  ING Marsico International Opportunities Portfolio
I/IMASX
  ING MFS Total Return Portfolio
I/IMTIX
  ING MFS Utilities Portfolio
I/IMUIX
  ING Morgan Stanley Global Franchise Portfolio
I/IGFIX
  ING PIMCO Global Advantage Bond Portfolio
I/XXXXX
  ING PIMCO High Yield Portfolio
I/IPIMX
  ING PIMCO Total Return Bond Portfolio
I/IPCBX
  ING Pioneer Equity Income Portfolio
I/IPEIX
  ING Pioneer Fund Portfolio
I/IPPIX
  ING Pioneer Mid Cap Value Portfolio
I/IPVIX
  ING T. Rowe Price Capital Appreciation Portfolio
I/ITRIX
  ING T. Rowe Price Equity Income Portfolio
I/ITEIX
  ING Templeton Global Growth Portfolio
I/IIGGX
  ING U.S. Stock Index Portfolio
I/INGIX
  ING Van Kampen Growth and Income Portfolio
I/IVGIX
  ING Wells Fargo Health Sciences Portfolio
I/IEHIX
  ING Wells Fargo Omega Portfolio
I/IEOHX
  ING Wells Fargo Small Cap Disciplined Portfolio
I/IWSIX

FMRSM is a service mark of Fidelity Management & Research Company

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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INVESTMENTS

ING Artio Foreign Portfolio

Class / Ticker	I/JPBPX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The equity securities in which the Portfolio may invest include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Portfolio normally has a bias towards large companies, but may also invest in smaller companies. For these purposes, large companies include companies with market capitalizations of $10 billion or greater. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of assets) high-risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Portfolio may use derivatives, including futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up concentrating on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser uses a combination of both bottom-up and top-down analysis to determine specific investments within Japan.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as “emerging markets.” It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in “growth” or “value” securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. When deemed appropriate, the Sub-Adviser may, from time to time, seek to reduce foreign currency risk by hedging some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market
ING Artio Foreign Portfolio
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due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely
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with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2004) and Class I shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				12/03/04
MSCI ACW IndexSM Ex-U.S.			[1]	—
Class S				05/01/02
MSCI ACW IndexSM Ex-U.S.			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Artio Global Management LLC
Portfolio Managers
Richard Pell	Rudolph-Riad Younes
Portfolio Manager (since 09/03)	Portfolio Manager (since 09/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for
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administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING BlackRock Inflation Protected Bond Portfolio

Class / Ticker	I/IBRIX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.63% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days’ prior notice of any change in the investment policy. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio
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maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Global Real U.S. TIPS Index (the Portfolio’s benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio’s investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio
ING BlackRock Inflation Protected Bond Portfolio
8

from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/30/07
Barclays Capital U.S. TIPS Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Financial Management, Inc.
Portfolio Managers
Stuart Spodek	Brian Weinstein
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Adam Bowman
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING BlackRock Inflation Protected Bond Portfolio
9

ING BlackRock Large Cap Growth Portfolio

Class / Ticker	I/IMLIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Sub-Adviser defines large-capitalization companies as companies which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® Index securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt
10

securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Growth Index and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Growth Index. These criteria currently include the following: relative prices to earnings and price to book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio; allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and weighted individual stocks within the Russell 1000® Growth Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities
ING BlackRock Large Cap Growth Portfolio
11

of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

ING BlackRock Large Cap Growth Portfolio
12

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2006) and Class I shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	04/28/06
Russell 1000® Growth Index		[1]	N/A	—
Class S				05/01/02
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio
ING BlackRock Large Cap Growth Portfolio
13

or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING BlackRock Large Cap Growth Portfolio
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ING BlackRock Large Cap Value Portfolio

Class / Ticker	I/IMVVX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the advisory fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Index.

15

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Value Index, and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Value Index. These criteria currently include the following: relative price-to-earnings and price-to-book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio’s investment portfolio; allocation among the economic sectors of the Portfolio’s investment portfolio as compared to the index; and weighted individual stocks within the Russell 1000® Value Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

ING BlackRock Large Cap Value Portfolio
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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
ING BlackRock Large Cap Value Portfolio
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of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2004) and Class I shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/18/04
Russell 1000® Value Index			[1]	—
Class S				05/01/02
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Clarion Global Real Estate Portfolio

Class / Ticker	I/IRGIX

INVESTMENT OBJECTIVE

The Portfolio seeks high total return consisting of capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.90% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Portfolio may invest in companies located in countries with emerging securities markets.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation,
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environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s
ING Clarion Global Real Estate Portfolio
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past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	01/03/06
S&P Developed Property Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
Steven D. Burton	T. Ritson Ferguson
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)
Joseph P. Smith
Portfolio Manager (since 02/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Global Real Estate Portfolio
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ING Clarion Real Estate Portfolio

Class / Ticker	I/IVRIX

INVESTMENT OBJECTIVE

The Portfolio seeks total return including capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITS”) and real estate companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

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The Sub-Adviser may invest in companies of any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase. The Portfolio also may invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to product a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
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market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/19/03
MSCI U.S. REIT® Index			[1]	—
DJ Wilshire Real Estate Securities Index			[1]	—
Class S				01/24/89
MSCI U.S. REIT® Index				—
DJ Wilshire Real Estate Securities Index				—
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1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
T. Ritson Ferguson	Joseph P. Smith
Portfolio Manager (since 05/09)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING FMRSM Diversified Mid Cap Portfolio

Class / Ticker	I/IFDEX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations. The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act).

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The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy ”growth“ stocks or ”value“ stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
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29

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: ”investment risk“ and ”borrower default risk.“ Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2005) and Class I shares’ performance (2006-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	08/15/05
S&P MidCap 400 Index		[1]	N/A	—
Class S				10//02/00
S&P MidCap 400 Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Fidelity Management & Research Company
Portfolio Manager
Tom Allen
Portfolio Manager (since 02/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio
ING FMRSM Diversified Mid Cap Portfolio
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shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, ”ING“), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING FMRSM Diversified Mid Cap Portfolio
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ING Franklin Income Portfolio

Class / Ticker	I/IIFIX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.74% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment-grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade. Higher yields are ordinarily available from
32

securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below “investment-grade” and are sometimes referred to as “junk bonds.” Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The Portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio’s investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including: the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
S&P 500® Index		[1]	N/A	—
Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Advisers, Inc.
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Portfolio Managers
Charles B. Johnson	Edward D. Perks
Portfolio Manager (since 04/06)	Portfolio Manager (since 04/06)
Alex Peters	Matt Quinlan
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Income Portfolio
35

ING Franklin Mutual Shares Portfolio

Class / Ticker	I/IFMIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Its secondary goal is income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.78%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in undervalued securities (securities trading at a discount to their intrinsic value). To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy).

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share
36

price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser’s opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities,
ING Franklin Mutual Shares Portfolio
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such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Risk Arbitraged Securities and Distressed Companies  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

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A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Mutual Advisers, LLC
Portfolio Managers
Peter Langerman	F. David Segal
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Deborah A. Turner
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

ING Franklin Mutual Shares Portfolio
39

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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40

ING Global Resources Portfolio

Class / Ticker	I/IGRIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser’s belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which
41

consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stocks; partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts.

The Portfolio normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

ING Global Resources Portfolio
42

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include
ING Global Resources Portfolio
43

insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				07/02/03
S&P 500® Index			[1]	—
S&P North American Natural Resources Sector Index			[1]	—
Class S				01/24/89
S&P 500® Index				—
S&P North American Natural Resources Sector Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi	David Powers
Portfolio Manager (since 01/09)	Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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44

ING Goldman Sachs Commodity Strategy Portfolio

Class / Ticker	I/IGCPX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return consisting of capital appreciation and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments and in other fixed-income and debt instruments. The Portfolio may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

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Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – UBS Commodity IndexSM (“Index”). The Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

The Portfolio may also gain exposure to the commodity markets by investing up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the same Sub-Adviser and has the same investment objective as the Portfolio. The Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets.

Fixed-Income Investments. The Portfolio invests in investment-grade fixed-income securities. Investment-grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Services or at least Baa3 by Moody’s Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) and other types of fixed-income securities. The average duration will vary. The Portfolio may invest up to 35% of its net assets in foreign securities, including countries with emerging securities markets and other foreign securities and foreign currency transactions. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed-income investments because they typically pay a predetermined rate of return until the security matures.

Non-investment grade fixed-income securities (commonly known as “junk bonds”) tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in repurchase agreements, convertible securities, options, futures, forwards and swaps. The Portfolio may invest in preferred stock, warrants, stock purchase rights and unseasoned companies, and the Portfolio may engage in when issued, delayed deliver and forward commitment transactions. However, the Portfolio will primarily allocate its assets between fixed-income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the Index as its performance benchmark and will attempt to produce returns that correspond to the performance of the Index, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio’s portfolio will reflect greater than 25% exposure to the group of industries represented in the Index, however, if, in the future, industries are added to or removed from representation in the Index, the group of industries in which the Portfolio’s exposure is concentrated will likewise change. Current information on the composition of the index can be found at: www.djindexes.com.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Portfolio. The Subsidiary is not registered under the Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described and could adversely affect the Portfolio.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”.

The Portfolio is “non-diversified” under the 1940 Act, as amended and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase
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agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the
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Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/08
DJ-UBS Commodity IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Goldman Sachs Asset Management, L.P.
Portfolio Managers
Michael Johnson	Stephen Lucas
Portfolio Manager (since 04/08)	Portfolio Manager (since 04/08)
Samuel Finkelstein
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Janus Contrarian Portfolio

Class / Ticker	I/IJCIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.74%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with high or improving return on invested capital, strong free cash flow and an attractive risk/reward profile. These companies may also include special situations companies that are misunderstood or unrecognized by the broader market and/or are temporarily out of favor.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%). The Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors, such as financial services or other sectors.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser analyzes companies on an individual basis and selects what they believe to be the best investment opportunities regardless of size, country of
50

organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio’s investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security’s increase or decrease in value may have a greater impact on the Portfolio’s net asset value or total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2006) and Class I shares’ performance (2007-2009).

ING Janus Contrarian Portfolio
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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	04/28/06
S&P 500® Index[1]		[2]	N/A	—
MSCI ACW IndexSM		[2]	N/A	—
Class S				10/02/00
S&P 500® Index[1]			[2]	—
MSCI ACW IndexSM			[2]	—
1	On May 1, 2010, the Portfolio changed its benchmark index from MSCI ACW IndexSM to S&P 500® Index because the S&P 500® Index is considered by the Adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests.
2	Reflects index performance since the date closest to the Class’ inception for which data is available. Prior to December 31, 2001, the MSCI ACW IndexSM did not include deduction of withholding taxes. The gross index return is for the period beginning October 1, 2000.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Janus Capital Management LLC
Portfolio Manager
David C. Decker
Portfolio Manager (since 10/00)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Janus Contrarian Portfolio
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ING JPMorgan Emerging Markets Equity Portfolio

Class / Ticker	I/IJEMX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets IndexTM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains
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full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment-grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to
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manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class
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S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2005) and Class I shares’ performance (2006-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	12/02/05
MSCI Emerging Markets IndexSM		[1]	N/A	—
Class S				02/19/98
MSCI Emerging Markets IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Ashraf el Ansary	Austin Forey
Portfolio Manager (since 09/05)	Portfolio Manager (since 04/05)
Greg Mattiko	Richard Titherington
Portfolio Manager (since 09/05)	Portfolio Manager (since 02/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING JPMorgan Small Cap Core Equity Portfolio

Class / Ticker	I/IJSIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth over the long term.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company’s shares.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio’s equity holdings may include real estate investment trusts, which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio’s income or gain.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services
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can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2004) and Class I shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class I				05/06/04
Russell 2000® Index			[1]	—
Class S				05/01/02
Russell 2000® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Christopher T. Blum	Glenn Gawronski
Portfolio Manager (since 08/04)	Portfolio Manager (since 07/05)
Dennis S. Ruhl
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING JPMorgan Small Cap Core Equity Portfolio
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ING Limited Maturity Bond Portfolio

Class / Ticker	I/ILBPX

INVESTMENT OBJECTIVE

The Portfolio seeks highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Portfolio Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment-grade by a Nationally Recognized Statistical Rating Organization (e.g., Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or BBB- or better by Fitch Ratings (“Fitch”) or, if not rated by Moody’s, S&P or Fitch, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must
62

be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio’s objectives:

Active Duration Management.  The average duration of the Portfolio is actively managed relative to the benchmark’s average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

Yield Curve Analysis.  The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

Sector Selection.  Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

Security Selection.  The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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63

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

ING Limited Maturity Bond Portfolio
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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2005) and Class I shares’ performance (2006-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/29/05
Barclays Capital U.S. 1-3 Year Credit Bond Index		[1]	N/A	—
Class S				01/24/89
Barclays Capital U.S. 1-3 Year Credit Bond Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Limited Maturity Bond Portfolio
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ING Liquid Assets Portfolio

Class / Ticker	I/IPLXX

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions
66

of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee Dollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

An investment in the Portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.
Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
ING Liquid Assets Portfolio
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2004) and Class I shares’ performance (2005-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/07/04
Class S				01/24/89

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio
ING Liquid Assets Portfolio
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or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING Liquid Assets Portfolio
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ING Lord Abbett Growth and Income Portfolio (formerly ING Lord Abbett Affiliated Portfolio)

Class / Ticker	I/ISLIX

INVESTMENT OBJECTIVE

The Porfolio seeks long-term growth of capital. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2009, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio’s derivatives investments may include, but are not limited to, options, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may
70

buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are “seasoned,” meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading
ING Lord Abbett Growth and Income Portfolio
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market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2003) and Class I shares’ peformance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				06/24/03
Russell 1000® Value Index			[1]	—
Class S				02/01/00
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Lord, Abbett & Co. LLC
Portfolio Managers
Eli M. Salzmann	Lawrence D. Sachs
Portfolio Manager (since 12/05)	Portfolio Manager (since 07/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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72

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Marsico Growth Portfolio

Class / Ticker	I/IMGIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio’s core investments generally may include established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

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The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/01/03
S&P 500® Index			[1]	—
Class S				08/14/98
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Managers
Thomas F. Marsico	A. Douglas Rao
Portfolio Manager (since 01/03)	Portfolio Manager (since 02/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Total Return Portfolio

Class / Ticker	I/IMTIX

INVESTMENT OBJECTIVE

The Portfolio seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.66%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives
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transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/01/03
S&P 500® Index			[1]	—
BCAB Index			[1]	—
60% S&P 500® Index/40% BCAB Index Composite			[1]	—
Class S				08/14/98
S&P 500® Index				—
BCAB Index				—
60% S&P 500® Index/40% BCAB Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Nevin P. Chitkara	William P. Douglas
Portfolio Manager (since XX/06)	Portfolio Manager (since XX/04)
Steven R. Gorham	Richard O. Hawkins
Portfolio Manager (since XX/02)	Portfolio Manager (since XX/05)
Joshua P. Marston	Michael W. Roberge
Portfolio Manager (since XX/08)	Portfolio Manager (since XX/02)
Brooks Taylor
Portfolio Manager (since 04/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Marsico International Opportunities Portfolio

Class / Ticker	I/IMASX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.54%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.80% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world. The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the United States.

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Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio’s core investments generally may include, established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indication that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant), suppliers, distributors and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio securities for a variety of reasons, including if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, among others.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other
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asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges
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imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/29/05
MSCI EAFE® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Manager
James G. Gendelman
Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Utilities Portfolio

Class / Ticker	I/IMUIX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.80% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.
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The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

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High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/29/05
S&P 500® Utilities Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Robert D. Persons	Maura A. Shaughnessy
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Morgan Stanley Global Franchise Portfolio
(formerly ING Van Kampen Global Franchise Portfolio)

Class / Ticker	I/IGFIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.97%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. The cost of investing in the Portfolio for one year may vary based on the 2.00% redemption fee if shares were held for less than 365 days. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any market capitalization. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from a number of different countries, including the United States.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names,
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licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of the Portfolio’s assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio’s valuation and/or quality.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers,
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industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance
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would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2003-2006) and Class I shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	04/28/06
MSCI World IndexSM		[1]	N/A	—
Class S				05/01/02
MSCI World IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Managers
William D. Lock	Walter B. Riddell
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since XX/XX)
Vladimir Demine
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Global Advantage Bond Portfolio

Class / Ticker	I/XXXXX

INVESTMENT OBJECTIVE

The Portfolio seeks total return which exceeds that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, consistent with prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees
Administrative Services Fee	0.10%
Other Expenses[1]
Acquired Fund Fees and Expenses[2,3]
Total Portfolio Operating Expenses[4]
Waivers, Reimbursements and Recoupments[5]
Net Portfolio Operating Expenses[6]
1	Includes 0.01% of non-recurring offering expenses.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Less than 0.01%; included in Other Expenses.
4	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
6	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income instruments that are economically tied to a number of different countries (one of which may be the United States), which may be represented by traditional debt instruments as well as by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of a change in its investment policy.

The Portfolio may invest in derivatives based on fixed-income instruments. It may invest, without limitations, its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchases and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments,
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plus capital appreciation, if any, which generally arises from decreases in interest rates, appreciation of foreign currencies or improving credit fundamentals for a particular sector or security. The Portfolio’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may make short sales and short sales “against the box.” The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 10% of its total assets in preferred stocks. In addition, the Portfolio may invest in both investment-grade securities and non-investment grade, high-yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Services, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch Ratings, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The average portfolio duration of this Portfolio varies based on the Sub-Adviser’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Fixed-income instruments include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises (note that securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Mohamed El-Erian
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO High Yield Portfolio

Class / Ticker	I/IPIMX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Junk bonds may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), or Fitch Ratings (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 20% of total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The remainder of the Portfolio’s assets may be invested in investment-grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2009 was [ ] years. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency
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fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments such as forwards, options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a
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government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005) and Class I shares’ performance (2006-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	04/29/05
Merrill Lynch U.S. High Yield Constrained Index		[1]	N/A	—
Merrill Lynch U.S. High Yield Rated Index		[1]	N/A	—
Class S				05/03/04
Merrill Lynch U.S. High Yield Constrained Index				—
Merrill Lynch U.S. High Yield Rated Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Andrew Jessop
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Total Return Bond Portfolio

Class / Ticker	I/IPCBX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will conly renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving
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credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or Fitch Ratings or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its total assets in non-U.S. denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults,
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it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and Class I shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
BCAB Index		[1]	N/A	—
Class S				08/14/98
BCAB Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Equity Income Portfolio

Class / Ticker	I/IPEIX

INVESTMENT OBJECTIVE

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.69% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.

Generally, the Portfolio acquires debt securities that are investment-grade, but the Portfolio may invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; and good prospects for dividend growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

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Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	05/11/07
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.
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PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Fund Portfolio

Class / Ticker	I/IPPIX

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income and capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trust (“REITs”), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence
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and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/29/05
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also
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provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Pioneer Mid Cap Value Portfolio

Class / Ticker	I/IPVIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.65% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap® Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and
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the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts. The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price (private market value is the price an independent investor would pay to own the entire company); and an issuer whose industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
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market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	05/02/05
Russell Midcap® Value Index			N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Timothy Horan	J. Rodman Wright
Assistant Portfolio Manager (since 05/06)	Lead Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Capital Appreciation Portfolio

Class / Ticker	I/ITRIX

INVESTMENT OBJECTIVE

The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio’s total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the Portfolio’s investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio’s common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Debt securities and convertible bonds may often constitute a significant portion of the Portfolio’s overall investment portfolio. These securities may be purchased to gain additional exposure
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to a company or for their income or other features. Investments in a company may also be made through privately negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio’s assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio’s investments in convertible securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio’s approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (1) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (2) U.S. government obligations; (3) negotiable certificates of deposit, bankers’ acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (5) repurchase agreements; and (6) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

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U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/02/03
S&P 500® Index			[1]	—
Barclays Capital U.S. Government/Credit Bond Index			[1]	—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite			[1]	—
Class S				01/24/89
S&P 500® Index				—
Barclays Capital U.S. Government/Credit Bond Index				—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
David R. Giroux
Portfolio Manager (since 07/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our
ING T. Rowe Price Capital Appreciation Portfolio
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website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Equity Income Portfolio

Class / Ticker	I/ITEIX

INVESTMENT OBJECTIVE

The Portfolio seeks substantial dividend income as well as long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s portfolio securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies, in the aggregate, with one or more of the following: an established operating history; above-average dividend yield relative to the S&P 500® Index; low price/earnings ratio relative to the Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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128

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2003) and Class I shares’ performance (2004-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
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129

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class I				05/02/03
S&P 500® Index			[1]	—
Class S				01/24/89
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Brian Rogers
Portfolio Manager (since 03/99)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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130

ING Templeton Global Growth Portfolio

Class / Ticker	I/IIGGX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Current income is only an incidental consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
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132

market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and Class I shares’ performance (2007-2009).

ING Templeton Global Growth Portfolio
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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
MSCI World IndexSM		[1]	N/A	—
Class S				10/21/92
MSCI World IndexSM				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Global Advisors Limited
Portfolio Managers
Lisa F. Myers	Tucker Scott
Portfolio Manager (since 12/05)	Portfolio Manager (since 10/07)
Cindy Sweeting
Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio)

Class / Ticker	I/INGIX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like its target index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index.

135

In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the Sub-Adviser may invest the entire amount of the Portfolio’s assets in the Index futures, in exchange-traded funds (“ETFs”), or in a combination of the Index futures and ETFs, subject to any limitation on the Portfolio’s investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Index Strategy  The Portfolio might lag its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%. Because the Portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Portfolio shares can also affect performance.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may
ING U.S. Stock Index Portfolio
136

be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I				05/03/04
S&P 500® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also
ING U.S. Stock Index Portfolio
137

provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Van Kampen Growth and Income Portfolio

Class / Ticker	I/IVGIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

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The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks
ING Van Kampen Growth and Income Portfolio
140

associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and Class I shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
Russell 1000® Value Index		[1]	N/A	—
Class S				10/04/93
Russell 1000® Value Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.
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141

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Manager
Thomas Bastian	Mark Laskin
Portfolio Manager (since XX/04)	Portfolio Manager (since XX/07)
Mary Jayne Maly	Sergio Marcheli
Portfolio Manager (since 12/08)	Portfolio Manager (since XX/03)
James O. Roeder
Portfolio Manager (since XX/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Health Sciences Portfolio (formerly, ING Evergreen Health Sciences Portfolio)

Class / Ticker	I/IEHIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and that the Sub-Adviser determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in securities of companies of any market capitalization. In choosing companies in which to invest, the Sub-Adviser looks for strong management, growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may lead to high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser’s estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the Portfolio against market decline,
143

to maintain the Portfolio’s exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
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of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and Class I shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	04/28/06
S&P 500® Index		[1]	N/A	—
S&P 1500 Supercomposite Healthcare Index		[1]	N/A	—
Class S				05/03/04
S&P 500® Index			[1]	—
S&P 1500 Supercomposite Healthcare Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Robert Junkin
Portfolio Manager (since 03/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio
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or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Wells Fargo Omega Portfolio (formerly, ING Evergreen Omega Portfolio)

Class / Ticker	I/IEOHX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	—
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests substantially all of its assets in common stocks of U.S. companies across all market capitalizations. The Portfolio’s Sub-Adviser employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. “Growth” stocks are stocks of companies which the Sub-Adviser believes to have sustainable above-average growth of long-term cash flows. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

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Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the
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changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005) and Class I shares’ performance (2006-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class I			N/A	05/02/05
Russell 1000® Growth Index		[1]	N/A	—
Class S				05/03/04
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Aziz Hamzaogullari
Portfolio Manager (since 06/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Small Cap Disciplined Portfolio

Class / Ticker	I/IWSIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.93% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index (“Index”) at the time of purchase. The range of the Index was $[ ] million to $[ ] billion, as of December 31, 2009. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to take advantage of the market’s attention on short-term prospects by focusing on indicators of a company’s long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	11/30/05
Russell 2000® Value Index			N/A	—
Russell 2000® Index			N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
James M. Tringas	Bryant VanCronkhite
Portfolio Manager (since 11/05)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
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companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio (except ING Clarion Global Real Estate Portfolio) is managed by Directed Services LLC (“DSL”); ING Clarion Global Real Estate Portflio is managed by ING Investments, LLC (“ING Investments”) (each an “Adviser” and collectively “Advisers”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

ING MFS Total Return Portfolio

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) U.S. Government Securities: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. government securities include mortgage-backed securities and other types of collateralized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

ING MFS Utilities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high-yield securities” or “junk bonds,” are debt instruments of less than investment-grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because a portfolio’s assets are allocated between equity and fixed-income securities, the portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration in Healthcare Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer’s ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

Concentration in Natural Resources Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the real estate sector, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Concentration in Utilities Industry Sector.  A portfolio’s performance will be closely tied to the performance of utilities companies. Utilities companies can react similarly to market, economic, political or regulatory conditions and developments. As a result, the portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following: Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  A portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, ING’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, a portfolio may determine to hold such securities in its portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause a portfolio’s income to decline over time.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Index Strategy.  A portfolio’s might lag its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses, and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%. Because a portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell portfolio shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  If a sub-adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the smaller capitalization growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Securities.  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which a portfolio enters into OTC derivatives transactions, the portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If a portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing a portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Real Estate Investment Trusts (“REITs”).  Investments in REITs may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose a portfolio to counterparty risk because the third part may not honor its contract terms.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  A portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Liquid Assets Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Liquid Assets Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Liquid Assets Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Advisers

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios, except ING Clarion Global Real Estate Portfolio. ING Investments, an Arizona limited liability company, serves as the investment adviser to ING Clarion Global Real Estate Portfolio. The Advisers have overall responsibility for the management of their respective Portfolios.

On December 29, 2006, an international reorganization was undertaken in which Directed Services, Inc., the former adviser to the Portfolios, except ING Clarion Global Real Estate Portfolio, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, Directed Services, Inc.’s advisory contracts were assumed by DSL.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolios, except ING Clarion Global Real Estate Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. ING Investments provides or oversees all investment advisory and portfolio management services for ING Clarion Global Real Estate Portfolio. ING Investments is registered with the SEC as an investment adviser.

The Advisers are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets. ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately$[ ] billion in assets.

The Advisers receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios or the combined net assets of two or more Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Artio Foreign Portfolio	0.87%
ING BlackRock Inflation Protected Bond Portfolio	0.45
ING BlackRock Large Cap Growth Portfolio	0.80
ING BlackRock Large Cap Value Portfolio	0.80
ING Clarion Global Real Estate Portfolio	0.79
ING Clarion Real Estate Portfolio	0.64
ING FMRSM Diversified Mid Cap Portfolio	0.63
ING Franklin Income Portfolio	0.64
ING Franklin Mutual Shares Portfolio	0.78
ING Global Resources Portfolio	0.64
ING Goldman Sachs Commodity Strategy Portfolio	0.70
ING Janus Contrarian Portfolio	0.74
ING JPMorgan Emerging Markets Equity Portfolio	1.25
ING JPMorgan Small Cap Core Equity Portfolio	0.88
ING Limited Maturity Bond Portfolio	0.26
ING Liquid Assets Portfolio	0.25
ING Lord Abbett Growth and Income Portfolio	0.75
ING Marsico Growth Portfolio	0.77
169

MANAGEMENT OF THE PORTFOLIOS (continued)
Management Fees
ING Marsico International Opportunities Portfolio	0.54
ING MFS Total Return Portfolio	0.66
ING MFS Utilities Portfolio	0.60
ING Morgan Stanley Global Franchise Portfolio	0.97
ING PIMCO Global Advantage Bond Portfolio	0.93
ING PIMCO High Yield Portfolio	0.49
ING PIMCO Total Return Portfolio	0.56
ING Pioneer Equity Income Portfolio	0.65
ING Pioneer Fund Portfolio	0.72
ING Pioneer Mid Cap Value Portfolio	0.64
ING T. Rowe Price Capital Appreciation Portfolio	0.64
ING T. Rowe Price Equity Income Portfolio	0.64
ING Templeton Global Growth Portfolio	0.88
ING U.S. Stock Index Portfolio	0.26
ING Van Kampen Growth and Income Portfolio	0.64
ING Wells Fargo Health Sciences Portfolio	0.75
ING Wells Fargo Omega Portfolio	0.60
ING Wells Fargo Small Cap Disciplined Portfolio	0.77

Each Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Sub-Advisers and Portfolio Managers

The Advisers have engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of DSL and ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for their respective Portfolios . The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL or ING Investments would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or the Portfolios’ Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of the Portfolios.

ING Artio Foreign Portfolio

Artio Global Management LLC

Artio Global Management LLC (“Artio Global” or “Sub-Adviser”), through an intermediary holding company, is a registered investment adviser majority-owned by Artio Global Investors Inc., Artio Global Investors Inc. recently conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September
170

MANAGEMENT OF THE PORTFOLIOS (continued) 24, 2009. Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

The principal address of Artio Global is 330 Madison Avenue, New York, New York 10017. As of December 31, 2009, Artio Global had over $[ ] billion under management.

The following individuals jointly share responsibility for the day-to-day management of ING Artio Foreign Portfolio.

Richard Pell, Chairman, Chief Investment Officer and Chief Executive Officer, has been with Artio Global since January 1995.

Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity, has been with Artio Global since September 1993.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/30/09	ING Artio Foreign Portfolio	Artio Global Management LLC*
09/23/03	ING Julius Baer Foreign Portfolio	Julius Baer Investment Management LLC**
05/01/02 (inception)	No change	J.P. Morgan Investment Management, Inc.
*	Sub-Adviser name change only.
**	Changed sub-adviser, investment objectives and principal investment strategies.

ING BlackRock Inflation Protected Bond Portfolio

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock Financial Management” or “Sub-Adviser”), a Delaware Corporation, is an indirect, wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Financial Management is 40 East 52nd Street, New York, New York 10022. As of December 31, 2009, BlackRock Financial Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING BlackRock Inflation Protected Bond Portfolio.

Stuart Spodek is Managing Director of BlackRock Financial Management since 2001. He is a co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek is a member of the Leadership Committee.

Brian Weinstein is a Managing Director of BlackRock Financial Management since 2008 and a member of the Investment Strategy Group since 2002. Mr. Weinstein co-heads BlackRock’s Global Inflation business and plays a senior role in the management of total return products.

Adam Bowman, Vice President, is a member of the U.S. Rates Investment Team within BlackRock’s Fixed Income Portfolio Management Group. Prior to joining BlackRock in 2005, Mr. Bowman spent two years as an Analyst with Macroeconomic Advisers in the Monetary Policy Insights division where he was involved with analysis of the strategic link between economic outlook and the policy actions of the Federal Reserve and contributed monthly forecasts of the U.S. economy and the path of monetary policy. Mr. Bowman began his career at the Center for Strategic and International Studies as a Research Assistant to Dr. Laurence Meyer, a former Federal Reserve Governor and principal of Monetary Policy Insight.

171

MANAGEMENT OF THE PORTFOLIOS (continued) ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock Investment Management” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ 08536. As of December 31, 2009, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio are supported by a team of investment professionals who are responsible for investment research and selection. Robert C. Doll, Jr. is the Portfolios’ portfolio manager and Daniel Hanson is the Portfolios’ associate portfolio manager. Mr. Doll is primarily responsible for the day-to-day management of the Portfolios.

Robert C. Doll, CFA, Vice Chairman and Director of BlackRock Investment Management is BlackRock’s Global Chief Investment Officer for Equities and a member of the Executive, Operating and Leadership Committees. Mr. Doll is also head of the U.S. Large Cap Series equity team and has primary portfolio management responsibility for these products. Mr. Doll’s service with BlackRock Investment Management dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock Investment Management in 2006. At MLIM, he served as the President and Chief Investment Office, Senior Portfolio Manager and Team Leader. He was also a member of the Merrill Lynch & Co., Inc. Executive Management Committee and was the Senior Fund Manager of the Merrill Lynch Large Cap Series Funds. Mr. Doll joined MLIM in June 1999 as the Chief Investment Officer for Equities, and later that year was promoted to the position of Global Chief Investment Officer. Prior to joining MLIM, Mr. Doll served as the Chief Investment Officer of Oppenheimer Funds, Inc., during which time he directed a 100-member investment staff and managed the firm’s $100 billion in assets. In addition, he served as a member of the Executive Committee.
Daniel Hanson, CFA, Director and associate portfolio manager is a member of BlackRock’s U.S. Large Cap Series equity team. Mr. Hanson’s service with BlackRock Investment Management dates back to 2003, including his years with MLIM, which merged with BlackRock Investment Management in 2006. At MLIM, he was responsible for fundamental research for large cap equities. Prior to joining MLIM in 2003, he was an investment banker at Bear Stearns advising on equity and debt financings and mergers and acquisitions in the healthcare sector. Earlier at Bear Stearns he was a high-yield securities analyst, focusing on healthcare and financials. Prior to that, he traded collateralized mortgage obligations, and was assistant portfolio manger in charge of fixed-income accounts at Pine Tree Capital. He began his career on Wall Street as a research analyst for economist Sam Nakagama.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
09/30/06	ING BlackRock Large Cap Growth Portfolio	BlackRock Financial Management, Inc.
	Mercury Large Cap Growth Portfolio	Mercury Advisors*
*	On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business (including Mercury Advisors) combined with that of BlackRock, Inc. to create an independent company.

ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio

ING Clarion Real Estate Securities, LLC

ING Clarion Real Estate Securities, LLC, (‘‘ING CRES’’ or ‘‘Sub-Adviser’’), founded in 1969, is a Delaware limited liability company, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING CRES is in the business of providing investment advice to institutional and individual client accounts. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. As of December 31, 2009, ING CRES had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Global Real Estate Portfolio.

172

MANAGEMENT OF THE PORTFOLIOS (continued) Steven D. Burton, Managing Director and Portfolio Manager, is a member of ING CRES’ Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined ING CRES in 1995.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Real Estate Portfolio.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

ING FMRSM Diversified Mid Cap Portfolio

Fidelity Management & Research Company

While Fidelity Management & Research Company LLC (“FMR LLC” or “Sub-Adviser”) is the sub-adviser to the Portfolio, the day to day management decisions for the Portfolio are made by Fidelity Management & Research Company, Inc. (“FMRC”), a wholly-owned subsidiary of FMR LLC, which serves as sub-sub-adviser to the Portfolio. FMR LLC as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson III and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non–Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, as amended, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, as amended, to form a controlling group with respect to FMR LLC.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of ING FMRSM Diversified Mid Cap Portfolio.

Tom Allen, Vice President of FMR and Portfolio Manager joined Fidelity Investments in 1995. Since that time, Mr. Allen has worked as a research analyst and manager.

ING Franklin Income Portfolio

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin” or “Sub-Adviser”) is a wholly-owned subsidiary of Franklin Resources, Inc. The principal addres of Franklin is One Franklin Parkway, San Mateo, California 94403-1905. As of December 31, 2009, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Income Portfolio.

Charles B. Johnson, has served as Chairman of the Board of Franklin Resources, Inc. as well as Director of various Franklin Templeton Funds since 2003. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

Edward D. Perks, CFA is Senior Vice President of Franklin. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Alex Peters [information to be updated].

173

MANAGEMENT OF THE PORTFOLIOS (continued) Matt Quinlan [information to be updated].

ING Franklin Mutual Shares Portfolio

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (“Franklin Mutual” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Franklin Mutual is 101 John F. Kennedy Parkway, Short Hills, NJ 07078. As of December 31, 2009, Franklin Mutual and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Mutual Shares Portfolio.

Peter Langerman is Chairman, President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of Investment of New Jersey’s Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA, joined Franklin Templeton Investments in 2002. Prior to that, he was an analyst in the Structured Finance Group of Metlife for the period 1999-2002.

Deborah A. Turner, Assistant Portfolio Manager, has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

ING Goldman Sachs Commodity Strategy Portfolio

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $[ ] billion.

The following individuals jointly share responsibility for the day-to-day management of ING Goldman Sachs Commodity Strategy Portfolio.

Michael Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, Mr. Johnson was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas is head of commodities management for the Global Fixed Income Team. In this role, Mr. Lucas oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

Samuel Finkelstein, Managing Director, is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined the GSAM in 1997.

174

MANAGEMENT OF THE PORTFOLIOS (continued) ING Global Resources Portfolio, ING Limited Maturity Bond Portfolio, ING Liquid Assets Portfolio, and ING U.S. Stock Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Global Resources Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities, and materials sectors. Prior to joining ING IM, Mr. Powers has held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
07/16/07	No Change*	ING IM
04/29/05	ING Global Resourses Portfolio*	ING IM
03/01/99	Hard Assets Portfolio	Baring International Investment Limited
*	Change to principal investment strategies.

The following individuals are jointly responsible for the day-to-day management of the ING Limited Maturity Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolio. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Liquid Assets Portfolio.

175

MANAGEMENT OF THE PORTFOLIOS (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is solely responsible for the day-to-day management of ING U.S. Stock Index Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING Janus Contrarian Portfolio

Janus Capital Management LLC

Janus Capital Management LLC (“Janus Capital” or “Sub-Adviser”), together with its predecessors, has served as an investment adviser since 1969 and currently serves as investment adviser or sub-adviser to Separately Managed Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCG”) which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in the financial asset management businesses. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206. As of December 31, 2009, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of ING Janus Contrarian Portfolio.

David C. Decker, CFA, Portfolio Manager, is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.

ING JPMorgan Emerging Markets Equity Portfolio and ING JPMorgan Small Cap Core Equity Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $[ ] trillion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING JPMorgan Emerging Markets Equity Portfolio.

Ashraf el Ansary, Portfolio Manager, has been an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Austin Forey, Primary Portfolio Manager and Managing Director, has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Greg Mattiko, CFA and Portfolio Manager, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

176

MANAGEMENT OF THE PORTFOLIOS (continued) Richard Titherington, Managing Director, is the chief investment officer and is head of the Emerging Markets Equity Team. An employee since 1986, Richard transferred to the Pacific Regional Group in 1994. He was appointed as a managing director in April 2001 and appointed global head of the emerging markets business in December 2001. Prior to 1994, Richard was a US and international pension fund manager, working in the UK until he transferred to Hong Kong in 1992. Before joining the firm, Richard spent two years as an analyst with UKPI in London.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/29/05	ING JPMorgan Emerging Markets Equity Portfolio	JP Morgan Investment Management Inc.
03/01/04	No Change	ING Investment Management B.V.
02/29/03	No Change	Baring International Investment Limited

The following individuals jointly share responsibility for the day-to-day management of the ING JPMorgan Small Cap Core Equity Portfolio.

Christopher T. Blum, CFA and Managing Director, is the CIO of the U.S. Behavioral Financial Group. An employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at JPMorgan where he focused on structured small-cap core and small-cap value accounts.

Glenn Gawronski, CFA and Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group and has 12 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999.

Dennis S. Ruhl, CFA and Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
11/06/06	ING JPMorgan Small Cap Core Equity Portfolio	No Change
09/03/03	No change*	No Change
05/01/02	ING JPMorgan Small Cap Equity Portfolio	J.P. Morgan Investment Management, Inc.
*	Change to principal investment strategies.

ING Lord Abbett Affiliated Portfolio

Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett” or “Sub-Adviser”). The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2009, Lord Abbett managed $[ ] billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of ING Lord Abbett Growth and Income Portfolio.

Eli M. Salzmann, Partner and Director, joined Lord Abbett in 1997.

177

MANAGEMENT OF THE PORTFOLIOS (continued) Lawrence D. Sachs, Partner and Portfolio Manager, joined Lord Abbett in 2001.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
12/01/05	No change	Lord, Abbett & Co. LLC
Since inception	No change	Saloman Brothers Asset Management Inc.

ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio

Marsico Capital Management, LLC

Marsico Capital Management, LLC (“Marsico” or “Sub-Adviser”) was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2009, Marsico had approximately $[ ] billion assets under management.

The following individuals are jointly responsible for the day-to-day management of the ING Marsico Growth Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao, senior analyst and Portfolio Manager, has been with Marsico, or its predecessors, as an investment professional since 2005. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

The following individual is responsible for the day-to-day management of the ING Marsico International Opportunities Portfolio.

James G. Gendelman, Portfolio Manager, joined Marsico in May 2000. Prior to that, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983-1985.

ING MFS Total Return Portfolio and ING MFS Utilities Portfolio

Massachusetts Financial Services Company

Massachusetts Financial Services Company (“MFS” or “Sub-Adviser”) is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. As of December 31, 2009, MFS had approximately $[ ] billion net assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Total Return Portfolio.

Nevin P. Chitkara, Portfolio Manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997.

William P. Douglas, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP.

Steven R. Gorham, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 1992.

Richard O. Hawkins, CFA, Investment Officer of MFS, and Portfolio Manager has been employed in the MFS investment management area since 1988.

178

MANAGEMENT OF THE PORTFOLIOS (continued) Joshua P. Marston serves as a Debt Securities Portfolio Manager and has been employed in the MFS investment management area since 1999.

Michael W. Roberge, Executive Vice President, Chief Investment Officer and Portfolio Manager, has been employed in the MFS investment management area since 1996.

Brooks Taylor, Investment Officer of MFS, Portfolio Manager, and leader of the team, has been employed in the MFS investment management area since 1996.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Utilities Portfolio.

Robert D. Persons, CFA, is an Investment Officer of MFS and Portfolio Manager. Mr. Persons has been employed in the investment management area of MFS since 2000.

Maura A. Shaughnessy is an Investment Officer of MFS and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

ING Morgan Stanley Global Franchise Portfolio

Morgan Stanley Investment Management, Inc.

Morgan Stanley Investment Management, Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc., including its affiliated asset management companies, managed assets of approximately $[ ] billion.

MSIM Inc. has entered into a sub-advisory agreement whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The following individuals jointly share responsibility for the day-to-day management of the ING Morgan Stanley Global Franchise Portfolio.

William D. Lock has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1994.

Walter B. Riddell has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1995.

Peter J. Wright has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1996.

John S. Goodacre has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 2003.

Christian Derold has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since May 2006. Prior to that, he was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Bruno Paulson, Executive Director, joined Morgan Stanley in 2009. Prior to joining the Morgan Stanley, Mr. Paulson worked for Sanford Bernstein in London as a Senior Analyst for eight years, covering the financial sector, particularly banks and insurers. Previously, he was a manager at the Boston Consulting Group where he focused on the financial services industry.

Vladimir Demine, Executive Director, joined Morgan Stanley in 2009 and has eight years of investment management experience. Prior to joining Morgan Stanley, Mr. Demine worked for UBS Global Asset Management in London, where he was an analyst responsible for stock selection of consumer staples holdings in key client mandates.

179

MANAGEMENT OF THE PORTFOLIOS (continued) ING PIMCO Global Advantage Bond Portfolio, ING PIMCO High Yield Portfolio, and ING PIMCO Total Return Bond Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the ING PIMCO Global Advantage Bond Portfolio.

Mohamed El-Erian is Co-CEO and Co-CIO of PIMCO. He rejoined PIMCO in December 2008 after serving two years as President and CEO of Harvard Management Company, the entity that manages Harvard University’s endowment and related accounts, from 2006 to 2008. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group from 1999 to 2006.

The following individual is responsible for the day-to-day management of ING PIMCO High Yield Portfolio.

Andrew Jessop, Portfolio Manager, is an Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009 as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was managing director, portfolio manager, and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

The following individual is responsible for the day-to-day management of the ING PIMCO Total Return Bond Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
05/01/09	ING PIMCO Total Return Bond Portfolio	PIMCO
05/01/01	ING PIMCO Core Bond Portfolio*	PIMCO
*	Change to principal investment strategies.

ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, and ING Pioneer Mid Cap Value Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer and its U.S affiliates.

The following individuals jointly share responsibility for the day-to-day management of the ING Pioneer Equity Income Portfolio and ING Pioneer Fund Portfolio. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

John A. Carey, Portfolio Manager, is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

180

MANAGEMENT OF THE PORTFOLIOS (continued) Walter Hunnewell, Jr., Associate Portfolio Manager, is a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.

The following individuals are responsible for management of ING Pioneer Mid Cap Value Portfolio. Mr. Wright serves as the lead Portfolio Manager and is primarily responsible for the day to day management of the Portfolio. Mr. Horan assists in the management of the Portfolio. Mr. Wright and Mr. Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

Timothy Horan, Assistant Portfolio Manager, joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright, Portfolio Manager, is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Capital Appreciation Portfolio.

David R. Giroux, CFA, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. He is President and Chairman of the T. Rowe Price Capital Appreciation Fund. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm’s U.S. Large-Cap Value Strategies.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Equity Income Portfolio.

Brian Rogers works with a Committee in developing and executing the Portfolio’s investment program. Mr. Rogers is the Chief Investment Officer of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1982.

ING Templeton Global Growth Portfolio

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Templeton Global Advisors” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton Global Advisors is Lyford Cay, Nassau, Bahamas. As of December 31, 2009, Templeton Global Advisors and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of ING Templeton Global Growth Portfolio. Ms. Sweeting serves as the lead Portfolio Manager of the Portfolio. Mr. Scott and Ms. Myers have secondary portfolio management responsibilities.

Lisa F. Myers, CFA is Executive Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst.

Tucker Scott, CFA, is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for Aeltus Investment Management.

181

MANAGEMENT OF THE PORTFOLIOS (continued) Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.
Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
12/05/05	ING Templeton Global Growth Portfolio*	Templeton Global Advisors
02/01/00	Capital Guardian Managed Global Portfolio	Capital Guardian Trust Company
*	Change to principal investment strategies.

ING Van Kampen Growth and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $[ ] billion.

On October 20, 2009, INVESCO Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Boards, a new subadvisory agreement will be entered into with INVESCO Advisers, Inc.

Upon the close of the Transaction, INVESCO Advisers, Inc. (“INVESCO”) will serve as sub-adviser to the above-referenced Portfolio. INVESCO also manages other investment portfolios that encompass a broad range of investment objectives. INVESCO is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of INVESCO is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, INVESCO had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING Van Kampen Growth and Income Portfolio.

Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
1/30/02	ING Van Kampen Growth and Income Portfolio*	Van Kampen
182

MANAGEMENT OF THE PORTFOLIOS (continued)
*	Change to principal investment strategies.

ING Wells Fargo Health Sciences Portfolio, ING Wells Fargo Omega Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio

Wells Capital Management, Inc.

Wells Capital Management, Inc. (“Wells Capital Management” or “Sub-Adviser”) is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986. The principal address of Wells Capital Management is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, Wells Capital Management managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Health Sciences Portfolio.

Robert Junkin, Portfolio Manager, served as a portfolio manager for John Hancock Financial Services from 2003 to March 2007. Previously, he served as an investment analyst and co-manager for Pioneer Investments from 1997 through 2002.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Health Sciences Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Health Sciences Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Omega Portfolio.

Aziz Hamzaogullari is a Managing Director and Senior Portfolio Manager with the Berkley Street Equity Group. He has been with Wells Capital Management or a predecessor since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Omega Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Omega Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of ING Wells Fargo Small Cap Disciplined Portfolio.

James M. Tringas, CFA, CPA, joined Wells Capital Management in 2009 as a portfolio manager. He is also a managing director and senior portfolio manager with the Small Cap Value Team of Evergreen Investment Management Company. Mr. Tringas has been with Evergreen Investment Management Company or one of its predecessor firms since 1994. Prior to that time, he served as a Senior Consultant in the Personal Financial Group of Ernst & Young from 1990 to 1994. Mr. Tringas received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991.

Bryant VanCronkhite, CFA, CPA, is a senior research analyst for the Disciplined Value Equity Team at Wells Capital Management, has been promoted to take on the newly established role of co-portfolio manager for the team. Prior to becoming co-portfolio manager, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004. Earlier, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. He earned a bachelor’s degree and a master’s degree in professional accountancy from the University of Wisconsin–Whitewater and is a certified public accountant. He is a member of the CFA Institute and has earned the right to use the CFA designation.

183

MANAGEMENT OF THE PORTFOLIOS (continued) Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Performance of Similarly Managed Mutual Funds

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Pioneer Equity Income Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds (“Comparable Funds”) that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock, Franklin or Pioneer, respectively.

The historical performance of the Comparable Funds are presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Funds and not those to be paid by the Portfolios. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolios to calculate their own performance. Performance is net of all other fees including sales load. Please be advised that the sub-advisers of the Portfolios may manage other substantially similar mutual funds, the performance of which is not shown.

While the Portfolios are managed in a manner similar to that of the Comparable Funds, investors should be aware that the Portfolios are not the same fund and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund’s performance.

The following tables show the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2009, as well as a comparison with the performance of the applicable benchmark(s).

ING BlackRock Inflation Protected Bond Portfolio

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX)				%[1]
(Comparable to ING BlackRock Inflation Protected Bond Portfolio) Barclays Capital U.S. TIPS Index				%[2]
1	Fund commenced operations on June 24, 2004.
2	Index return is for the period beginning July 1, 2004.

ING Franklin Mutual Shares Portfolio

	1 Year	3 Years	5 Years	10 Years
Mutual Shares Fund – Class Z (MUTHX)
(Comparable to ING Franklin Mutual Shares Portfolio) S&P 500® Index				%
184

MANAGEMENT OF THE PORTFOLIOS (continued)

ING Pioneer Equity Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Pioneer Equity Income Fund – Class A (PEQIX)
(Comparable to ING Pioneer Equity Income Portfolio) Pioneer Equity Income Portfolio VCT I
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000® Value Index

The Administrator

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Adviser. DSL does not bear the expenses of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and ordinary expenses, such as litigation or indemnification expenses.

Pursuant to an Administrative Services Sub-Contract by and between DSL and ING Funds Services, LLC (“Administrator”), the Administrator provides the aforementioned Portfolios with certain administrative services.

Pursuant to an Administrative Services Agreement with the Trust, ING Funds Services, LLC receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

185

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity,
186

HOW SHARES ARE PRICED (continued) regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
187

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

188

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

189

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

190

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. 1-3 Year Credit Bond Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital U.S. Government/Credit Bond Index is a broad market-weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

The Barclays Capital U.S. Intermediate Government Credit/Bond Index is an unmanaged index composed of securities including U.S. Government Treasury and agency securities.

The Barclays Capital U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities.

The Dow Jones-UBS (“DJ-UBS”) Commodity IndexSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds.

The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

The Merrill Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or Standard & Poor’s.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

191

INDEX DESCRIPTIONS (continued) The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P 500® Utilities Index measures the performance of the utilities sector.

The Standard and Poor’s (“S&P”) 1500 Supercomposite Healthcare Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500® Index, Standard and Poor’s MidCap 400 IndexTM and Standard and Poor’s SmallCap 600 Index, which includes large, medium and small companies, respectively.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) North American Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 130 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.

192

FINANCIAL HIGHLIGHTS

Because ING PIMCO Global Advantage Bond Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, no financial highlights are included.

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

193

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Artio Foreign Portfolio
Class I
12-31-09
12-31-08	18.48	0.28•	(7.82)	(7.54)	—	1.54	—	1.54	9.40	(43.53)	0.87	0.87†	0.87†	2.03†	821,760	138
12-31-07	16.94	0.21	2.59	2.80	0.05	1.21	—	1.26	18.48	16.74	0.87	0.87	0.87	1.30	1,259,238	77
12-31-06	13.07	0.18•	3.69	3.87	—	0.00*	—	0.00*	16.94	29.63	0.89	0.89	0.88	1.20	864,923	62
12-31-05	12.21	0.05•	1.85	1.90	0.02	1.02	—	1.04	13.07	15.60	0.92	0.92	0.92	0.68	10,787	92
ING BlackRock Inflation Protected Bond Portfolio
Class I
12-31-09
12-31-08	10.30	0.45•	(0.58)	(0.12)	0.40	0.40	—	0.80	9.37	(1.60)	0.58	0.58	0.58	4.41	139,357	281
04-30-07(4) - 12-31-07	10.00	0.32•	0.34	0.66	0.36	—	—	0.36	10.30	6.82	0.62	0.62	0.62	4.74	212,036	217
ING BlackRock Large Cap Growth Portfolio
Class I
12-31-09
12-31-08	12.38	0.05	(4.55)	(4.50)	0.02	1.18	—	1.20	6.68	(38.94)	0.81	0.66†	0.66†	0.48†	137,725	156
12-31-07	11.56	0.02	0.80	0.82	—	—	—	—	12.38	7.09	0.80	0.66	0.66	0.27	264,011	195
04-28-06(4)- 12-31-06	11.97	0.02	0.39	0.41	—	0.82	—	0.82	11.56	3.54	0.80	0.76	0.76	0.21	1,464	139
ING BlackRock Large Cap Value Portfolio
Class I
12-31-09
12-31-08	14.08	0.13•	(4.94)	(4.81)	0.08	0.59	—	0.67	8.60	(35.19)	0.80	0.74†	0.74†	1.12†	112,925	129
12-31-07	13.94	0.11•	0.55	0.66	0.08	0.44	—	0.52	14.08	4.55	0.80	0.74	0.74	0.77	114,103	110
12-31-06	12.35	0.12•	1.90	2.02	0.10	0.33	—	0.43	13.94	16.65	0.80	0.75	0.75	0.90	43,567	103
12-31-05	11.70	0.10	0.55	0.65	—	0.00*	—	0.00*	12.35	5.56	0.82	0.78	0.78	0.83	44,567	170
ING Clarion Global Real Estate Portfolio
Class I
12-31-09
12-31-08	12.08	0.26•	(5.22)	(4.96)	—	—	—	—	7.12	(41.06)	0.97	0.90†	0.90†	2.73†	272,111	53
12-31-07	13.42	0.22•	(1.16)	(0.94)	0.35	0.01	0.04	0.40	12.08	(7.03)	0.97	0.90	0.90	1.65	141,367	58
01-03-06(4) - 12-31-05	10.00	0.15	3.62	3.77	0.25	0.10	—	0.35	13.42	37.77	1.08	0.92	0.92	1.54	44,706	37
ING Clarion Real Estate Portfolio
Class I
12-31-09
12-31-08	28.55	0.58•	(10.01)	(9.43)	0.41	4.58	—	4.99	14.13	(38.36)	0.65	0.64†	0.64†	2.58†	370,871	53
12-31-07	39.06	0.72•	(6.85)	(6.13)	0.51	3.87	—	4.38	28.55	(17.52)	0.64	0.64	0.64	2.05	337,942	40
12-31-06	31.11	0.65•	10.55	11.20	0.52	2.73	—	3.25	39.06	37.95	0.65	0.65	0.65	1.84	224,507	28
12-31-05	27.68	0.58(a)(b)	4.06†(a)(b)	4.64	0.35	0.86	—	1.21	31.11	17.11	0.65	0.65	0.65	1.86†	9,654	24
See Accompanying Notes to Financial Highlights
194

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio
Class I
12-31-09
12-31-08	15.33	0.11	(5.77)	(5.66)	0.15	0.95	—	1.10	8.57	(39.02)	0.64	0.64†	0.64†	0.70†	158,268	146
12-31-07	13.44	0.05•	1.94	1.99	0.04	0.06	—	0.10	15.33	14.81	0.63	0.63	0.63	0.36	345,200	147
12-31-06	13.25	0.07•	1.49	1.56	—	1.37	—	1.37	13.44	12.21	0.65	0.65	0.65	0.50	84,973	160
08-15-05(4) - 12-31-05	12.48	0.02•	0.75	0.77	—	—	—	—	13.25	6.17	0.74	0.74	0.74	0.34	214	186
ING Franklin Income Portfolio
Class I
12-31-09
12-31-08	11.23	0.69•	(3.85)	(3.16)	0.32	0.08	—	0.40	7.67	(28.92)	0.78	0.74	0.74	7.17	252,264	38
12-31-07	11.05	0.67•	(0.35)	0.32	0.12	0.02	—	0.14	11.23	2.89	0.78	0.74	0.74	5.90	197,597	30
04-28-06(4) - 12-31-06	10.00	0.35•	0.70	1.05	—	—	—	—	11.05	10.50	0.80	0.74	0.74	5.01	25,465	9
ING Franklin Mutual Shares Portfolio
Class I
12-31-09
12-31-08	9.67	0.15•	(3.79)	(3.64)	0.29	0.01	—	0.30	5.73	(37.61)	0.78	0.78	0.78	1.88	229,057	43
04-30-07(4) - 12-31-07	10.00	0.10•	(0.42)	(0.32)	0.01	—	—	0.01	9.67	(3.19)	0.78	0.78	0.78	1.48	175,811	17
ING Global Resources Portfolio
Class I
12-31-09
12-31-08	26.36	0.21•	(9.18)	(8.97)	0.42	3.83	—	4.25	13.14	(40.86)(a)	0.64	0.64†	0.64†	0.97†	23,664	85
12-31-07	21.84	0.32•	6.72	7.04	0.03	2.49	—	2.52	26.36	33.60	0.64	0.64†	0.64†	1.32†	35,734	166
12-31-06	20.41	0.10•	4.21	4.31	0.07	2.81	—	2.88	21.84	21.72	0.65	0.65	0.65	0.48	19,960	159
12-31-05	15.74	0.12	5.62	5.74	0.17	0.90	—	1.07	20.41	38.08	0.65	0.65	0.65	1.17	8,870	334
ING Goldman Sachs Commodity Strategy Portfolio
Class I
12-31-09
04-28-08(4) – 12-31-08	10.00	0.11•	(4.51)	(4.40)	—	—	—	—	5.60	(44.00)	0.89	0.89†	0.89†	2.05†	243,888	243
ING Janus Contrarian Portfolio
Class I
12-31-09
12-31-08	17.75	0.11•	(8.05)	(7.94)	0.11	1.86	—	1.97	7.84	(48.85)	0.75	0.74	0.73	0.92	156,515	48
12-31-07	14.89	0.09	3.07	3.16	—	0.30	—	0.30	17.75	21.30	0.74	0.74	0.72	0.67	2	112
04-28-06(4) - 12-31-06	13.88	0.09•	1.58	1.67	0.08	0.58	—	0.66	14.89	12.85	0.78	0.78	0.78	0.72	1	34
See Accompanying Notes to Financial Highlights
195

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING JPMorgan Emerging Markets Equity Portfolio
Class I
12-31-09
12-31-08	26.85	0.36•	(13.40)	(13.04)	0.55	1.23	—	1.78	12.03	(51.21)(a)	1.25	1.25	1.25	1.86	203,797	14
12-31-07	19.61	0.16•	7.40	7.56	0.27	0.05	—	0.32	26.85	38.86	1.25	1.25	1.25	0.72	333,429	15
12-31-06	14.67	0.12•	5.12	5.24	0.11	0.19	—	0.30	19.61	36.18	1.26	1.26	1.26	0.72	193,413	5
12-02-05(4) - 12-31-05	14.28	0.03•	0.36	0.39	—	—	—	—	14.67	2.73	1.30	1.30	1.30	2.38	33,756	85
ING JPMorgan Small Cap Core Equity Portfolio
Class I
12-31-09
12-31-08	13.36	0.06	(3.77)	(3.71)	0.09	1.10	1.19	—	8.46	(29.74)	0.88	0.86†	0.86†	0.77†	113,694	62
12-31-07	14.33	0.12	(0.25)	(0.13)	0.05	0.79	0.84	—	13.36	(1.56)	0.88	0.85	0.85	0.81	117,034	47
12-31-06	12.57	0.06	2.04	2.10	0.01	0.33	0.34	—	14.33	16.95	0.88	0.86	0.86	0.50	131,532	43
12-31-05	13.39	0.05•	0.44	0.49	—	1.31	1.31	—	12.57	4.00	0.89	0.89	0.88	0.39	94,448	57
ING Limited Maturity Bond Portfolio
Class I
12-31-09
12-31-08	11.09	0.49•	(0.46)	0.03	0.76	0.08	—	0.84	10.28	0.06	0.27	0.27†	0.27†	4.45†	213,975	310
12-31-07	10.70	0.52•	0.12	0.64	0.25	—	—	0.25	11.09	6.09	0.27	0.27†	0.27†	4.78†	487,841	439
12-31-06	10.70	0.49•	(0.07)	0.42	0.42	—	—	0.42	10.70	4.02	0.28	0.28†	0.28†	4.64†	118,858	352
04-29-05(4) - 12-31-05	11.14	0.28•	(0.12)	0.16	0.57	0.03	—	0.60	10.70	1.44	0.29	0.29	0.29	3.96	3,265	219
ING Liquid Assets Portfolio
Class I
12-31-09
12-31-08	1.00	0.03	0.00*	0.03	0.03	—	—	0.03	1.00	2.70	0.28	0.28	0.28	2.64	204,155	—
12-31-07	1.00	0.05	(0.00)*	0.05	0.05	—	—	0.05	1.00	5.22	0.28	0.28	0.28	5.10	184,187	—
12-31-06	1.00	0.05	—	0.05	0.05	—	—	0.05	1.00	4.93	0.29	0.29	0.29	4.89	204,662	—
12-31-05	1.00	0.03	(0.00)*	0.03	0.03	—	—	0.03	1.00	3.04	0.29	0.29	0.29	3.00	134,152	—
ING Lord Abbett Growth and Income Portfolio
Class I
12-31-09
12-31-08	12.68	0.17	(4.48)	(4.31)	0.32	1.52	—	1.84	6.53	(36.39)	0.75	0.75†	0.75†	1.70†	78,882	108
12-31-07	12.68	0.16•	0.40	0.56	0.25	0.31	—	0.56	12.68	4.35	0.75	0.75	0.74	1.25	142,519	131
12-31-06	11.98	0.19•	1.82	2.01	0.16	1.15	—	1.31	12.68	17.92	0.75	0.75	0.74	1.56	91,058	48
12-31-05	11.50	0.16•	0.49	0.65	0.17	—	—	0.17	11.98	5.73	0.75	0.75	0.75	1.36	1,270	141
See Accompanying Notes to Financial Highlights
196

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Marsico Growth Portfolio
Class I
12-31-09
12-31-08	19.14	0.15•	(7.80)	(7.65)	0.13	—	—	0.13	11.36	(40.16)	0.78	0.78†	0.78†	0.95†	249,020	76
12-31-07	16.73	0.17•	2.24	2.41	0.00*	—	—	0.00*	19.14	14.43	0.77	0.77	0.77	0.96	145,442	51
12-31-06	15.90	0.05•	0.78	0.83	—	—	—	—	16.73	5.22	0.77	0.77	0.76	0.30	75,920	64
12-31-05	14.57	0.03•	1.30	1.33	—	—	—	—	15.90	9.13	0.76	0.76	0.74	0.18	10,944	72
ING Marsico International Opportunities Portfolio
Class I
12-31-09
12-31-08	17.11	0.20•	(8.05)	(7.85)	0.16	1.40	—	1.56	7.70	(49.34)	0.74	0.68†	0.68†	1.62†	210,871	122
12-31-07	15.32	0.23•	2.84	3.07	0.21	1.07	—	1.28	17.11	20.88	0.72	0.68	0.68	1.42	204,729	111
12-31-06	12.38	0.12•	2.87	2.99	0.01	0.04	—	0.05	15.32	24.21	0.73	0.68	0.68	0.90	137,712	103
04-29-05(4) - 12-31-05	10.00	0.04•	2.52	2.56	0.02	0.16	—	0.18	12.38	25.62	0.78	0.68	0.68	0.58	44,459	73
ING MFS Total Return Portfolio
Class I
12-31-09
12-31-08	18.26	0.48•	(4.23)	(3.75)	1.03	1.61	—	2.64	11.87	(22.17)	0.66	0.66	0.65	3.06	121,270	59
12-31-07	19.03	0.51	0.34	0.85	0.60	1.02	—	1.62	18.26	4.27	0.64	0.64	0.63	2.75	200,345	60
12-31-06	18.26	0.53•	1.57	2.10	0.49	0.84	—	1.33	19.03	12.22	0.64	0.64	0.63	2.86	151,940	44
12-31-05	18.81	0.49•	0.08	0.57	0.46	0.66	—	1.12	18.26	3.14	0.65	0.65	0.65	2.71	172,607	51
ING MFS Utilities Portfolio
Class I
12-31-09
12-31-08	17.92	0.40•	(6.52)	(6.12)	0.52	1.75	—	2.27	9.53	(37.56)	0.78	0.78	0.76	2.73	4,858	67
12-31-07	14.60	0.37	3.63	4.00	0.14	0.54	—	0.68	17.92	27.72	0.77	0.77	0.74	2.24	9,192	81
12-31-06	11.22	0.28	3.18	3.46	0.02	0.06	—	0.08	14.60	31.04	0.79	0.79	0.77	2.34	7,489	93
04-29-05(4) - 12-31-05	10.00	0.13•	1.41	1.54	0.09	0.23	—	0.32	11.22	15.35	0.82	0.80	0.80	1.73	5,599	152
ING Morgan Stanley Global Franchise Portfolio
Class I
12-31-09
12-31-08	16.98	0.37	(5.01)	(4.64)	0.33	1.12	—	1.45	10.89	(28.38)	0.97	0.97	0.97	2.60	1	28
12-31-07	15.90	0.35	1.22	1.57	—	0.49	—	0.49	16.98	9.91	0.96	0.96	0.96	2.12	1	26
04-28-06(4) - 12-31-06	15.08	0.11•	1.56	1.67	0.29	0.56	—	0.85	15.90	11.75	0.98	0.98	0.98	1.08	1	16
See Accompanying Notes to Financial Highlights
197

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING PIMCO High Yield Portfolio
Class I
12-31-09
12-31-08	9.88	0.66	(2.76)	(2.10)	0.70	0.00*	0.06	0.76	7.02	(22.37)	0.49	0.49	0.49	8.50	405,134	416
12-31-07	10.31	0.71	(0.39)	0.32	0.70	0.05	—	0.75	9.88	3.12	0.50	0.50	0.50	6.93	45,773	153
12-31-06	10.20	0.72•	0.18	0.90	0.70	0.09	—	0.79	10.31	9.22	0.50	0.50	0.50	7.11	162,093	72
04-29-05(4) - 12-31-05	10.07	0.48•	0.16	0.64	0.49	0.02	—	0.51	10.20	6.48	0.50	0.50	0.50	7.10	841	102
ING PIMCO Total Return Portfolio
Class I
12-31-09
12-31-08	11.81	0.53•	(0.54)	(0.01)	0.55	0.17	-	0.72	11.08	(0.04)	0.66	0.65	0.65	4.55	265,311	872
12-31-07	11.16	0.51•	0.55	1.06	0.41	-	-	0.41	11.81	9.79	0.71	0.71(b)	0.71(b)	4.49(b)	320,725	863
12-31-06	10.92	0.42•	0.03	0.45	0.21	-	-	0.21	11.16	4.21	0.77	0.77(b)	0.77(b)	3.86(b)	213,734	826
12-31-05	11.00	0.34•	(0.08)	0.26	0.22	0.14	-	0.34	10.92	2.36	0.85	0.85	0.85	3.07	176,607	926
ING Pioneer Equity Income Portfolio
Class I
12-31-09
12-31-08	9.18	0.24	(3.02)	(2.78)	0.23	—	0.01	0.24	6.16	(30.12)	0.81	0.69†	0.69†	3.06†	116,455	23
05-11-07(4) - 12-31-07	10.00	0.19•	(0.88)	(0.69)	0.13	—	—	0.13	9.18	(6.94)	0.78	0.69	0.68	3.16	165,905	20
ING Pioneer Fund Portfolio
Class I
12-31-09
12-31-08	13.16	0.22	(4.62)	(4.40)	0.38	0.45	0.01	0.84	7.92	(34.53)	0.73	0.69†	0.68†	1.75†	23,411	13
12-31-07	12.92	0.16	0.55	0.71	0.16	0.31	—	0.47	13.16	5.36	0.74	0.69	0.69	1.24	41,028	24
12-31-06	11.04	0.16	1.72	1.88	—	—	—	—	12.92	17.03	0.76	0.71	0.71	1.33	31,524	19
04-29-05(4) - 12-31-05	10.06	0.11•	0.92	1.03	0.05	0.00*	—	0.05	11.04	10.25(b)	0.75	0.71	0.71	1.49	28,289	39
ING Pioneer Mid Cap Value Portfolio
Class I
12-31-09
12-31-08	12.37	0.15•	(4.05)	(3.90)	0.22	0.66	—	0.88	7.59	(32.90)	0.64	0.64†	0.62†	1.47†	311,831	91
12-31-07	12.35	0.14•	0.63	0.77	0.10	0.65	—	0.75	12.37	5.72	0.64	0.64	0.64	1.08	356,457	65
12-31-06	11.02	0.12	1.27	1.39	0.03	0.03	—	0.06	12.35	12.70	0.64	0.64	0.64	1.02	135,708	109
05-02-05(4) - 12-31-05	10.07	0.03	0.92	0.95	—	—	—	—	11.02	9.43	0.66	0.66	0.66	0.97	22,281	50
ING T. Rowe Price Capital Appreciation Portfolio
Class I
12-31-09
12-31-08	24.74	0.49•	(6.69)	(6.20)	1.00	2.14	—	3.14	15.40	(27.33)(a)	0.65	0.65	0.64	2.36	167,666	98
12-31-07	26.64	0.66•	0.70	1.36	0.56	2.70	—	3.26	24.74	4.69	0.64	0.64	0.64	2.52	187,709	60
12-31-06	25.17	0.61•	2.93	3.54	0.39	1.68	—	2.07	26.64	14.91	0.65	0.65	0.64	2.40	111,625	58
12-31-05	24.52	0.43•	1.46	1.89	0.37	0.87	—	1.24	25.17	8.03	0.65	0.65	0.65	1.75	76,428	23
See Accompanying Notes to Financial Highlights
198

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Equity Income Portfolio
Class I
12-31-09
12-31-08	15.26	0.33•	(5.48)	(5.15)	0.59	1.07	—	1.66	8.45	(35.50)(a)	0.65	0.65	0.64	2.80	154,488	33
12-31-07	15.52	0.31•	0.25	0.56	0.25	0.57	—	0.82	15.26	3.34	0.64	0.64	0.64	2.00	135,616	27
12-31-06	13.80	0.26•	2.31	2.57	0.23	0.62	—	0.85	15.52	19.42	0.65	0.64	0.64	1.84	31,382	19
12-31-05	13.76	0.25•	0.29	0.54	0.18	0.32	—	0.50	13.80	4.12	0.65	0.65	0.65	1.92	45,227	18
ING Templeton Global Growth Portfolio
Class I
12-31-09
12-31-08	14.38	0.24•	(5.75)	(5.51)	0.16	0.50	—	0.66	8.21	(39.57)	0.89	0.89	0.89	2.19	229,007	12
12-31-07	14.47	0.12•	0.30	0.42	0.18	0.33	—	0.51	14.38	2.69	0.90	0.90	0.90	0.82	177,447	23
04-28-06(4) - 12-31-06	14.83	0.15•	1.37	1.52	0.17	1.71	—	1.88	14.47	12.03	0.93	0.93	0.93	1.58	1	20
ING U.S. Stock Index Portfolio
Class I
12-31-09
12-31-08	12.94	0.23•	(4.97)	(4.74)	0.39	0.11	—	0.50	7.70	(37.12)	0.26	0.26†	0.26†	2.14†	333,552	3
12-31-07	12.85	0.23	0.46	0.69	0.22	0.38	—	0.60	12.94	5.28	0.26	0.26†	0.26†	1.90†	481,091	4
12-31-06	11.40	0.21•	1.52	1.73	0.19	0.09	—	0.28	12.85	15.52	0.27	0.27†	0.27†	1.74†	405,602	9
12-31-05	10.90	0.19	0.31	0.50	—	—	—	—	11.40	4.59	0.28	0.28	0.28	1.68	388,184	6
ING Van Kampen Growth and Income Portfolio
Class I
12-31-09
12-31-08	26.82	0.45•	(8.59)	(8.14)	0.99	2.00	—	2.99	15.69	(32.08)	0.65	0.65	0.65	2.11	12,953	43
12-31-07	28.24	0.49•	0.46	0.95	0.50	1.87	—	2.37	26.82	2.87	0.64	0.64	0.64	1.72	13,860	25
04-28-06(4) - 12-31-06	28.61	0.31•	2.19	2.50	0.40	2.47	—	2.87	28.24	9.90	0.65	0.65	0.65	1.73	13,217	30
ING Wells Fargo Health Sciences Portfolio
Class I
12-31-09
12-31-08	12.75	0.01	(3.50)	(3.49)	0.05	0.62	—	0.67	8.59	(28.49)	0.75	0.75†	0.74†	0.11†	5,626	56
12-31-07	12.20	0.04	1.01	1.05	0.04	0.46	—	0.50	12.75	8.78	0.75	0.75	0.73	0.37	4,857	81
04-28-06(4) - 12-31-06	11.24	0.02	0.94	0.96	—	0.00*	—	0.00*	12.20	8.59	0.77	0.77	0.75	0.29	3,963	37
ING Wells Fargo Omega Portfolio
Class I
12-31-09
12-31-08	12.88	0.10	(3.38)	(3.28)	0.06	1.35	—	1.41	8.19	(27.34)	0.60	0.60†	0.59†	0.89†	120,012	46
12-31-07	11.64	0.05•	1.34	1.39	0.04	0.11	—	0.15	12.88	11.92	0.60	0.60	0.59	0.41	186,021	30
12-31-06	10.99	0.04	0.61	0.65	—	—	—	—	11.64	5.91	0.60	0.60	0.58	0.31	190,233	123
05-02-05(4) - 12-31-05	9.67	0.01•	1.31	1.32	0.00*	—	—	0.00*	10.99	13.68	0.60	0.60	0.60	0.14	207,699	140
See Accompanying Notes to Financial Highlights
199

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Wells Fargo Small Cap Disciplined Portfolio
Class I
12-31-09
12-31-08	11.01	0.11	(3.42)	(3.31)	0.13	1.30	—	1.43	6.27	(32.58)	0.93	0.87†	0.87†	1.06†	84,464	69
12-31-07	11.40	0.10	(0.49)	(0.39)	—	—	—	—	11.01	(3.42)	0.92	0.87	0.87	0.97	146,223	111
12-31-06	9.73	0.08•	1.86	1.94	0.05	0.22	—	0.27	11.40	19.93	0.94	0.87	0.87	0.73	111,724	62
11-30-05(4) - 12-31-05	10.00	(0.01)	(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.28	0.87	0.87	(1.27)	1	1

See Accompanying Notes to Financial Highlights
200

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by the affiliate payments.
201

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios’ Advisers or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Advisers and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Distributor have entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Advisers, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

202

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Growth and Income Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio	ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING PIMCO Global Advantage Bond
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Sciences Portfolio
ING Wells Fargo Omega Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio
XXXX-I (0410-043010)

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Prospectus	April 30, 2010

  ING Artio Foreign Portfolio
S/IJBSX
  ING BlackRock Inflation Protected Bond Portfolio
S/IBRSX
  ING BlackRock Large Cap Growth Portfolio
S/IMLSX
  ING BlackRock Large Cap Value Portfolio
S/IMVSX
  ING Clarion Global Real Estate Portfolio
S/IRGTX
  ING Clarion Real Estate Portfolio
S/IVRSX
  ING FMRSM Diversified Mid Cap Portfolio
S/IFDIX
  ING Franklin Income Portfolio
S/IIFSX
  ING Franklin Mutual Shares Portfolio
S/IFMSX
  ING Global Resources Portfolio
S/IGRSX
  ING Goldman Sachs Commodity Strategy Portfolio
S/ISGMX
  ING Janus Contrarian Portfolio
S/IJCSX
  ING JPMorgan Emerging Markets Equity Portfolio
S/IJPIX
  ING JPMorgan Small Cap Core Equity Portfolio
S/IJSSX
  ING Limited Maturity Bond Portfolio
S/ILMBX
  ING Liquid Assets Portfolio
S/ISPXX
  ING Lord Abbett Growth and Income Portfolio
S/ISLSX
  ING Marsico Growth Portfolio
S/IMGSX
  ING Marsico International Opportunities Portfolio
S/IMISX
  ING MFS Total Return Portfolio
S/IMSRX
  ING MFS Utilities Portfolio
S/IMUSX
  ING Morgan Stanley Global Franchise Portfolio
S/IVGTX
  ING Morgan Stanley Global Tactical Asset Allocation Portfolio
S/IVKPX
  ING PIMCO Global Advantage Bond Portfolio
S/XXXXX
  ING PIMCO High Yield Portfolio
S/IPHYX
  ING PIMCO Total Return Bond Portfolio
S/IPCSX
  ING Pioneer Equity Income Portfolio
S/IPESX
  ING Pioneer Fund Portfolio
S/IPPSX
  ING Pioneer Mid Cap Value Portfolio
S/IPVSX
  ING T. Rowe Price Capital Appreciation Portfolio
S/ITCSX
  ING T. Rowe Price Equity Income Portfolio
S/IRPSX
  ING Templeton Global Growth Portfolio
S/ISGGX
  ING U.S. Stock Index Portfolio
S/ISJBX
  ING Van Kampen Growth and Income Portfolio
S/IVGSX
  ING Wells Fargo Health Sciences Portfolio
S/IEHSX
  ING Wells Fargo Omega Portfolio
S/IEOSX
  ING Wells Fargo Small Cap Disciplined Portfolio
S/IWSSX

FMRSM is a service mark of Fidelity Management & Research Company

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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INVESTMENTS

ING Artio Foreign Portfolio

Class / Ticker	S/IJBSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The equity securities in which the Portfolio may invest include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Portfolio normally has a bias towards large companies, but may also invest in smaller companies. For these purposes, large companies include companies with market capitalizations of $10 billion or greater. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of assets) high-risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Portfolio may use derivatives, including futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk.

1

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up concentrating on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser uses a combination of both bottom-up and top-down analysis to determine specific investments within Japan.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as “emerging markets.” It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in “growth” or “value” securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. When deemed appropriate, the Sub-Adviser may, from time to time, seek to reduce foreign currency risk by hedging some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market
ING Artio Foreign Portfolio
2

due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely
ING Artio Foreign Portfolio
3

with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/01/02
MSCI ACW IndexSM Ex-U.S.			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Artio Global Management LLC
Portfolio Managers
Richard Pell	Rudolph-Riad Younes
Portfolio Manager (since 09/03)	Portfolio Manager (since 09/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Artio Foreign Portfolio
4

ING BlackRock Inflation Protected Bond Portfolio

Class / Ticker	S/IBRSX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.88% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days’ prior notice of any change in the investment policy. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio
5

maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Global Real U.S. TIPS Index (the Portfolio’s benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio’s investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

ING BlackRock Inflation Protected Bond Portfolio
6

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio
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from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/30/07
Barclays Capital U.S. TIPS Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Financial Management, Inc.
Portfolio Managers
Stuart Spodek	Brian Weinstein
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Adam Bowman
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING BlackRock Large Cap Growth Portfolio

Class / Ticker	S/IMLSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Sub-Adviser defines large-capitalization companies as companies which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® Index securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt
9

securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Growth Index and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Growth Index. These criteria currently include the following: relative prices to earnings and price to book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio; allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and weighted individual stocks within the Russell 1000® Growth Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities
ING BlackRock Large Cap Growth Portfolio
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of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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11

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/01/02
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
ING BlackRock Large Cap Growth Portfolio
12

companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING BlackRock Large Cap Growth Portfolio
13

ING BlackRock Large Cap Value Portfolio

Class / Ticker	S/IMVSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Index.

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The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Value Index, and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Value Index. These criteria currently include the following: relative price-to-earnings and price-to-book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio’s investment portfolio; allocation among the economic sectors of the Portfolio’s investment portfolio as compared to the index; and weighted individual stocks within the Russell 1000® Value Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
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of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/01/02
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon
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an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Clarion Global Real Estate Portfolio

Class / Ticker	S/IRGTX

INVESTMENT OBJECTIVE

The Portfolio seeks high total return consisting of capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.15% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Portfolio may invest in companies located in countries with emerging securities markets.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation,
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environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s
ING Clarion Global Real Estate Portfolio
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past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	01/03/06
S&P Developed Property Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
Steven D. Burton	T. Ritson Ferguson
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)
Joseph P. Smith
Portfolio Manager (since 02/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Clarion Real Estate Portfolio

Class / Ticker	S/IVRSX

INVESTMENT OBJECTIVE

The Portfolio seeks total return including capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITS”) and real estate companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

23

The Sub-Adviser may invest in companies of any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase. The Portfolio also may invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to product a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
ING Clarion Real Estate Portfolio
24

market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89
MSCI U.S. REIT® Index				—
DJ Wilshire Real Estate Securities Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
T. Ritson Ferguson	Joseph P. Smith
Portfolio Manager (since 05/09)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds
ING Clarion Real Estate Portfolio
25

Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Real Estate Portfolio
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ING FMRSM Diversified Mid Cap Portfolio

Class / Ticker	S/IFDIX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations. The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act).

27

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy ”growth“ stocks or ”value“ stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If
ING FMRSM Diversified Mid Cap Portfolio
28

valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: ”investment risk“ and ”borrower default risk.“ Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				10//02/00
S&P MidCap 400 Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Fidelity Management & Research Company
Portfolio Manager
Tom Allen
Portfolio Manager (since 02/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

ING FMRSM Diversified Mid Cap Portfolio
29

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, ”ING“), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING FMRSM Diversified Mid Cap Portfolio
30

ING Franklin Income Portfolio

Class / Ticker	S/IIFSX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.2%5
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.99% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment-grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade. Higher yields are ordinarily available from
31

securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below “investment-grade” and are sometimes referred to as “junk bonds.” Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The Portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio’s investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including: the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

ING Franklin Income Portfolio
32

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/28/06
S&P 500® Index		[1]	N/A	—
Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Advisers, Inc.
ING Franklin Income Portfolio
33

Portfolio Managers
Charles B. Johnson	Edward D. Perks
Portfolio Manager (since 04/06)	Portfolio Manager (since 04/06)
Alex Peters	Matt Quinlan
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Income Portfolio
34

ING Franklin Mutual Shares Portfolio

Class / Ticker	S/IFMSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Its secondary goal is income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.78%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in undervalued securities (securities trading at a discount to their intrinsic value). To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy).

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share
35

price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser’s opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities,
ING Franklin Mutual Shares Portfolio
36

such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Risk Arbitraged Securities and Distressed Companies  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

ING Franklin Mutual Shares Portfolio
37

A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Mutual Advisers, LLC
Portfolio Managers
Peter Langerman	F. David Segal
Portfolio Manager (since 04/07)	Portfolio Manager (since 04/07)
Deborah A. Turner
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Mutual Shares Portfolio
39

ING Global Resources Portfolio

Class / Ticker	S/IGRSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser’s belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which
40

consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stocks; partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts.

The Portfolio normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

ING Global Resources Portfolio
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Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all
ING Global Resources Portfolio
42

insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89
S&P 500® Index				—
S&P North American Natural Resources Sector Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi	David Powers
Portfolio Manager (since 01/09)	Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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43

ING Goldman Sachs Commodity Strategy Portfolio

Class / Ticker	S/ISGMX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return consisting of capital appreciation and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	adviser is contractually obligated to limit expenses to 1.20% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments and in other fixed-income and debt instruments. The Portfolio may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

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Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – UBS Commodity IndexSM (“Index”). The Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

The Portfolio may also gain exposure to the commodity markets by investing up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the same Sub-Adviser and has the same investment objective as the Portfolio. The Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets.

Fixed-Income Investments. The Portfolio invests in investment-grade fixed-income securities. Investment-grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Services or at least Baa3 by Moody’s Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) and other types of fixed-income securities. The average duration will vary. The Portfolio may invest up to 35% of its net assets in foreign securities, including countries with emerging securities markets and other foreign securities and foreign currency transactions. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed-income investments because they typically pay a predetermined rate of return until the security matures.

Non-investment grade fixed-income securities (commonly known as “junk bonds”) tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in repurchase agreements, convertible securities, options, futures, forwards and swaps. The Portfolio may invest in preferred stock, warrants, stock purchase rights and unseasoned companies, and the Portfolio may engage in when issued, delayed deliver and forward commitment transactions. However, the Portfolio will primarily allocate its assets between fixed-income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the Index as its performance benchmark and will attempt to produce returns that correspond to the performance of the Index, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio’s portfolio will reflect greater than 25% exposure to the group of industries represented in the Index, however, if, in the future, industries are added to or removed from representation in the Index, the group of industries in which the Portfolio’s exposure is concentrated will likewise change. Current information on the composition of the index can be found at: www.djindexes.com.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Portfolio. The Subsidiary is not registered under the Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described and could adversely affect the Portfolio.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”.

The Portfolio is “non-diversified” under the 1940 Act, as amended and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase
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agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the
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Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/28/08
DJ-UBS Commodity IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Goldman Sachs Asset Management, L.P.
Portfolio Managers
Michael Johnson	Stephen Lucas
Portfolio Manager (since 04/08)	Portfolio Manager (since 04/08)
Samuel Finkelstein
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Janus Contrarian Portfolio

Class / Ticker	S/IJCSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.74%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with high or improving return on invested capital, strong free cash flow and an attractive risk/reward profile. These companies may also include special situations companies that are misunderstood or unrecognized by the broader market and/or are temporarily out of favor.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%). The Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors, such as financial services or other sectors.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser analyzes companies on an individual basis and selects what they believe to be the best investment opportunities regardless of size, country of
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organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio’s investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security’s increase or decrease in value may have a greater impact on the Portfolio’s net asset value or total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				10/02/00
S&P 500® Index[1]			[2]	—
MSCI ACW IndexSM			[2]	—
1	On May 1, 2010, the Portfolio changed its benchmark index from MSCI ACW IndexSM to S&P 500® Index because the S&P 500® Index is considered by the Adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests.
2	Reflects index performance since the date closest to the Class’ inception for which data is available. Prior to December 31, 2001, the MSCI ACW IndexSM did not include deduction of withholding taxes. The gross index return is for the period beginning October 1, 2000.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Janus Capital Management LLC
Portfolio Manager
David C. Decker
Portfolio Manager (since 10/00)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Janus Contrarian Portfolio
51

ING JPMorgan Emerging Markets Equity Portfolio

Class / Ticker	S/IJPIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets IndexTM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains
53

full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment-grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to
ING JPMorgan Emerging Markets Equity Portfolio
54

manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year
ING JPMorgan Emerging Markets Equity Portfolio
55

to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				02/18/98
MSCI Emerging Markets IndexSM				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Ashraf el Ansary	Austin Forey
Portfolio Manager (since 09/05)	Portfolio Manager (since 04/05)
Greg Mattiko	Richard Titherington
Portfolio Manager (since 09/05)	Portfolio Manager (since 02/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING JPMorgan Emerging Markets Equity Portfolio
56

ING JPMorgan Small Cap Core Equity Portfolio

Class / Ticker	S/IJSSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth over the long term.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company’s shares.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio’s equity holdings may include real estate investment trusts, which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio’s income or gain.

57

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services
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can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/01/02
Russell 2000® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Christopher T. Blum	Glenn Gawronski
Portfolio Manager (since 08/04)	Portfolio Manager (since 07/05)
Dennis S. Ruhl
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Limited Maturity Bond Portfolio

Class / Ticker	S/ILMBX

INVESTMENT OBJECTIVE

The Portfolio seeks highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment-grade by a Nationally Recognized Statistical Rating Organization (e.g., Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or BBB- or better by Fitch Ratings (“Fitch”) or, if not rated by Moody’s, S&P or Fitch, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must
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be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio’s objectives:

Active Duration Management.  The average duration of the Portfolio is actively managed relative to the benchmark’s average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

Yield Curve Analysis.  The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

Sector Selection.  Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

Security Selection.  The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89
Barclays Capital U.S. 1-3 Year Credit Bond Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Liquid Assets Portfolio

Class / Ticker	S/ISPXX

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions
65

of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee Dollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

An investment in the Portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
ING Liquid Assets Portfolio
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio
ING Liquid Assets Portfolio
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available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING Liquid Assets Portfolio
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ING Lord Abbett Growth and Income Portfolio (formerly ING Lord Abbett Affiliated Portfolio)

Class / Ticker	S/ISLSX

INVESTMENT OBJECTIVE

The Porfolio seeks long-term growth of capital. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2009, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio’s derivatives investments may include, but are not limited to, options, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may
69

buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are “seasoned,” meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading
ING Lord Abbett Growth and Income Portfolio
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market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				02/01/00
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Lord, Abbett & Co. LLC
Portfolio Managers
Eli M. Salzmann	Lawrence D. Sachs
Portfolio Manager (since 12/05)	Portfolio Manager (since 07/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
ING Lord Abbett Growth and Income Portfolio
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companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Marsico Growth Portfolio

Class / Ticker	S/IMGSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio’s core investments generally may include established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

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The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				08/14/98
S&P 500® Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Managers
Thomas F. Marsico	A. Douglas Rao
Portfolio Manager (since 01/03)	Portfolio Manager (since 02/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Marsico International Opportunities Portfolio

Class / Ticker	S/IMISX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.54%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.05% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world. The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the United States.

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Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio’s core investments generally may include, established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indication that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant), suppliers, distributors and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio securities for a variety of reasons, including if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, among others.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other
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asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance
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in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	05/02/05
MSCI EAFE® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Manager
James G. Gendelman
Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Marsico International Opportunities Portfolio
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ING MFS Total Return Portfolio

Class / Ticker	S/IMSRX

INVESTMENT OBJECTIVE

The Portfolio seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.66%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives
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transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING MFS Total Return Portfolio
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				08/14/98
S&P 500® Index				—
BCAB Index				—
60% S&P 500® Index/40% BCAB Index Composite				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Nevin P. Chitkara	William P. Douglas
Portfolio Manager (since XX/06)	Portfolio Manager (since XX/04)
Steven R. Gorham	Richard O. Hawkins
Portfolio Manager (since XX/02)	Portfolio Manager (since XX/05)
Joshua P. Marston	Michael W. Roberge
Portfolio Manager (since XX/08)	Portfolio Manager (since XX/02)
Brooks Taylor
Portfolio Manager (since 04/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Utilities Portfolio

Class / Ticker	S/IMUSX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.05% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.
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The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

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High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	05/02/05
S&P 500® Utilities Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Robert D. Persons	Maura A. Shaughnessy
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Morgan Stanley Global Franchise Portfolio
(formerly ING Van Kampen Global Franchise Portfolio)

Class / Ticker	S/IVGTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.97%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any market capitalization. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from a number of different countries, including the United States.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the
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Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of the Portfolio’s assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio’s valuation and/or quality.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers,
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industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the
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performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/01/02
MSCI World IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Managers
William D. Lock	Walter B. Riddell
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since XX/XX)
Vladimir Demine
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Morgan Stanley Global Tactical Asset Allocation Portfolio
(formerly ING Van Kampen Global Tactical Asset Allocation Portfolio)

Class / Ticker	S/IVKPX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation over time.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified mix of global equity and global fixed-income investments and money market instruments. The Portfolio may also invest up to 15% of its assets in asset classes not included in the Portfolio’s benchmark (“Opportunistic Investments”). The securities in which the Portfolio invests may be denominated in U.S. dollars or in currencies other than U.S. dollars. This global strategy invests in multiple asset classes, countries, sectors, currencies and Opportunistic Investments.

The Sub-Adviser seeks to add value from multiple market inefficiencies through a combination of quantitative and fundamental analysis. The investment process follows a hierarchy of top-down decision making by assessing the relative attractiveness of global asset classes and within each asset class, assessing the relative attractiveness of regions and countries. The Sub-Adviser also utilizes a sector selection process within the U.S. and European regions and takes active currency exposures after analyzing the relative attractiveness of currencies.

The Portfolio will invest in global asset classes either via cash market instruments or through derivatives, including futures, options, forwards, collateralized mortgage obligations, swaps, and options on swaps. The Portfolio may invest in securities of other open- and closed-end investment companies, including
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those for which the Sub-Adviser or its affiliates acts as investment adviser, exchange-traded funds and unregistered investment funds, including hedge funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may also invest up to 15% of its assets in Opportunistic Investments including but not restricted to commodity-linked derivatives, non-U.S. fixed-income securities, high-yield, lower-grade debt securities (commonly referred to as “junk bonds”), Treasury Inflation Protected Securities, emerging market equity and debt securities and global real estate investment trusts.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

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Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	09/17/08
MSCI World IndexSM		[1]	N/A	—
BCAB Index		[1]	N/A	—
Citigroup 3-Month T-Bill Index		[1]	N/A	—
65% MSCI World IndexSM/30% BCAB Index/5% Citigroup 3-Month T-Bill Index Composite		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Manager
Francine J. Bovich	Henry McVey
Portfolio Manager (since 09/08)	Portfolio Manager (since 08/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Global Advantage Bond Portfolio

Class / Ticker	S/XXXXX

INVESTMENT OBJECTIVE

The Portfolio seeks total return which exceeds that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, consistent with prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]
Acquired Fund Fees and Expenses[2,3]
Total Portfolio Operating Expenses[4]
Waivers, Reimbursements and Recoupments[5]
Net Portfolio Operating Expenses[6]
1	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01% and includes 0.01% of non-recurring offering expenses.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income instruments that are economically tied to a number of different countries (one of which may be the United States), which may be represented by traditional debt instruments as well as by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of a change in its investment policy.

The Portfolio may invest in derivatives based on fixed-income instruments. It may invest, without limitations, its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchases and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, appreciation of foreign currencies
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or improving credit fundamentals for a particular sector or security. The Portfolio’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may make short sales and short sales “against the box.” The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 10% of its total assets in preferred stocks. In addition, the Portfolio may invest in both investment-grade securities and non-investment grade, high-yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Services, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch Ratings, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The average portfolio duration of this Portfolio varies based on the Sub-Adviser’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Fixed-income instruments include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises (note that securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Mohamed El-Erian
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO High Yield Portfolio

Class / Ticker	S/IPHYX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Junk bonds may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), or Fitch Ratings (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 20% of total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The remainder of the Portfolio’s assets may be invested in investment-grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2009 was [ ] years. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency
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fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments such as forwards, options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a
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government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/03/04
Merrill Lynch U.S. High Yield Constrained Index				—
Merrill Lynch U.S. High Yield Rated Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Andrew Jessop
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon
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an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING PIMCO Total Return Bond Portfolio

Class / Ticker	S/IPCSX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving
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credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or Fitch Ratings or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its total assets in non-U.S. denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults,
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it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				08/14/98
BCAB Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio
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available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Pioneer Equity Income Portfolio

Class / Ticker	S/IPESX

INVESTMENT OBJECTIVE

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.94% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.

Generally, the Portfolio acquires debt securities that are investment-grade, but the Portfolio may invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; and good prospects for dividend growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

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Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	05/11/07
Russell 1000® Value Index			[1]	—
ING Pioneer Equity Income Portfolio
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1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Pioneer Equity Income Portfolio
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ING Pioneer Fund Portfolio

Class / Ticker	S/IPPSX

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income and capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trust (“REITs”), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence
117

and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	05/03/05
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
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companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Pioneer Mid Cap Value Portfolio

Class / Ticker	S/IPVSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.90% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap® Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and
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the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts. The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price (private market value is the price an independent investor would pay to own the entire company); and an issuer whose industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
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market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/29/05
Russell Midcap® Value Index			N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Timothy Horan	J. Rodman Wright
Assistant Portfolio Manager (since 05/06)	Lead Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Capital Appreciation Portfolio

Class / Ticker	S/ITCSX

INVESTMENT OBJECTIVE

The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio’s total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the Portfolio’s investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio’s common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Debt securities and convertible bonds may often constitute a significant portion of the Portfolio’s overall investment portfolio. These securities may be purchased to gain additional exposure
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to a company or for their income or other features. Investments in a company may also be made through privately negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio’s assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio’s investments in convertible securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio’s approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (1) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (2) U.S. government obligations; (3) negotiable certificates of deposit, bankers’ acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (5) repurchase agreements; and (6) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

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U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89
S&P 500® Index				—
Barclays Capital U.S. Government/Credit Bond Index				—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
David R. Giroux
Portfolio Manager (since 07/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon
ING T. Rowe Price Capital Appreciation Portfolio
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an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING T. Rowe Price Equity Income Portfolio

Class / Ticker	S/IRPSX

INVESTMENT OBJECTIVE

The Portfolio seeks substantial dividend income as well as long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s portfolio securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies, in the aggregate, with one or more of the following: an established operating history; above-average dividend yield relative to the S&P 500® Index; low price/earnings ratio relative to the Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				01/24/89
S&P 500® Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Brian Rogers
Portfolio Manager (since 03/99)
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PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Templeton Global Growth Portfolio

Class / Ticker	S/ISGGX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Current income is only an incidental consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
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market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				10/21/92
MSCI World IndexSM				—
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PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Global Advisors Limited
Portfolio Managers
Lisa F. Myers	Tucker Scott
Portfolio Manager (since 12/05)	Portfolio Manager (since 10/07)
Cindy Sweeting
Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio)

Class / Ticker	S/ISJBX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.01% of the shareholder services fee through May 1, 2011. There is no guarantee that the shareholder services fee waiver will continue after May 1, 2011. The shareholder services fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for
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the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like its target index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index.

In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the Sub-Adviser may invest the entire amount of the Portfolio’s assets in the Index futures, in exchange-traded funds (“ETFs”), or in a combination of the Index futures and ETFs, subject to any limitation on the Portfolio’s investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Index Strategy  The Portfolio might lag its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%. Because the Portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Portfolio shares can also affect performance.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class I shares’ performance (2005-2007) and Class S shares’ performance (2008-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class S			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
Class I (adjusted)				05/03/04
S&P 500® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Van Kampen Growth and Income Portfolio

Class / Ticker	S/IVGSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

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The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks
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associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs	Inception Date
Class S				10/04/93
Russell 1000® Value Index				—

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Manager
Thomas Bastian	Mark Laskin
Portfolio Manager (since XX/04)	Portfolio Manager (since XX/07)
Mary Jayne Maly	Sergio Marcheli
Portfolio Manager (since 12/08)	Portfolio Manager (since XX/03)
James O. Roeder
Portfolio Manager (since XX/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio
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shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Health Sciences Portfolio (formerly, ING Evergreen Health Sciences Portfolio)

Class / Ticker	S/IEHSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and that the Sub-Adviser determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in securities of companies of any market capitalization. In choosing companies in which to invest, the Sub-Adviser looks for strong management, growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may lead to high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser’s estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the Portfolio against market decline,
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to maintain the Portfolio’s exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
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of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/03/04
S&P 500® Index			[1]	—
S&P 1500 Supercomposite Healthcare Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Robert Junkin
Portfolio Manager (since 03/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio
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by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Wells Fargo Omega Portfolio (formerly, ING Evergreen Omega Portfolio)

Class / Ticker	S/IEOSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3,4]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests substantially all of its assets in common stocks of U.S. companies across all market capitalizations. The Portfolio’s Sub-Adviser employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. “Growth” stocks are stocks of companies which the Sub-Adviser believes to have sustainable above-average growth of long-term cash flows. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

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Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent
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such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S				05/03/04
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Aziz Hamzaogullari
Portfolio Manager (since 06/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Small Cap Disciplined Portfolio

Class / Ticker	S/IWSSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.18% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index (“Index”) at the time of purchase. The range of the Index was $[ ] million to $[ ] billion, as of December 31, 2009. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to take advantage of the market’s attention on short-term prospects by focusing on indicators of a company’s long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	11/30/05
Russell 2000® Value Index			N/A	—
Russell 2000® Index			N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
James M. Tringas	Bryant VanCronkhite
Portfolio Manager (since 11/05)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for
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administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio (except ING Clarion Global Real Estate Portfolio) is managed by Directed Services LLC (“DSL”); ING Clarion Global Real Estate Portflio is managed by ING Investments, LLC (“ING Investments”) (each an “Adviser” and collectively “Advisers”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

ING MFS Total Return Portfolio

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) U.S. Government Securities: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. government securities include mortgage-backed securities and other types of collateralized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

ING MFS Utilities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high-yield securities” or “junk bonds,” are debt instruments of less than investment-grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because a portfolio’s assets are allocated between equity and fixed-income securities, the portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration in Healthcare Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer’s ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

Concentration in Natural Resources Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the real estate sector, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Concentration in Utilities Industry Sector.  A portfolio’s performance will be closely tied to the performance of utilities companies. Utilities companies can react similarly to market, economic, political or regulatory conditions and developments. As a result, the portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following: Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  A portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, ING’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, a portfolio may determine to hold such securities in its portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause a portfolio’s income to decline over time.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Index Strategy.  A portfolio’s might lag its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses, and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%. Because a portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell portfolio shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  If a sub-adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the smaller capitalization growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Securities.  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which a portfolio enters into OTC derivatives transactions, the portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If a portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing a portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Real Estate Investment Trusts (“REITs”).  Investments in REITs may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose a portfolio to counterparty risk because the third part may not honor its contract terms.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  A portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Liquid Assets Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Liquid Assets Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Liquid Assets Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Advisers

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios, except ING Clarion Global Real Estate Portfolio. ING Investments, an Arizona limited liability company, serves as the investment adviser to ING Clarion Global Real Estate Portfolio. The Advisers have overall responsibility for the management of their respective Portfolios.

On December 29, 2006, an international reorganization was undertaken in which Directed Services, Inc., the former adviser to the Portfolios, except ING Clarion Global Real Estate Portfolio, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, Directed Services, Inc.’s advisory contracts were assumed by DSL.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolios, except ING Clarion Global Real Estate Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. ING Investments provides or oversees all investment advisory and portfolio management services for ING Clarion Global Real Estate Portfolio. ING Investments is registered with the SEC as an investment adviser.

The Advisers are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets. ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately$[ ] billion in assets.

The Advisers receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios or the combined net assets of two or more Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Artio Foreign Portfolio	0.87%
ING BlackRock Inflation Protected Bond Portfolio	0.45
ING BlackRock Large Cap Growth Portfolio	0.80
ING BlackRock Large Cap Value Portfolio	0.80
ING Clarion Global Real Estate Portfolio	0.79
ING Clarion Real Estate Portfolio	0.64
ING FMRSM Diversified Mid Cap Portfolio	0.63
ING Franklin Income Portfolio	0.64
ING Franklin Mutual Shares Portfolio	0.78
ING Global Resources Portfolio	0.64
ING Goldman Sachs Commodity Strategy Portfolio	0.70
ING Janus Contrarian Portfolio	0.74
ING JPMorgan Emerging Markets Equity Portfolio	1.25
ING JPMorgan Small Cap Core Equity Portfolio	0.88
ING Limited Maturity Bond Portfolio	0.26
ING Liquid Assets Portfolio	0.25
ING Lord Abbett Growth and Income Portfolio	0.75
ING Marsico Growth Portfolio	0.77
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MANAGEMENT OF THE PORTFOLIOS (continued)
Management Fees
ING Marsico International Opportunities Portfolio	0.54
ING MFS Total Return Portfolio	0.66
ING MFS Utilities Portfolio	0.60
ING Morgan Stanley Global Franchise Portfolio	0.97
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	0.97
ING PIMCO Global Advantage Bond Portfolio	0.93
ING PIMCO High Yield Portfolio	0.49
ING PIMCO Total Return Portfolio	0.56
ING Pioneer Equity Income Portfolio	0.65
ING Pioneer Fund Portfolio	0.72
ING Pioneer Mid Cap Value Portfolio	0.64
ING T. Rowe Price Capital Appreciation Portfolio	0.64
ING T. Rowe Price Equity Income Portfolio	0.64
ING Templeton Global Growth Portfolio	0.88
ING U.S. Stock Index Portfolio	0.26
ING Van Kampen Growth and Income Portfolio	0.64
ING Wells Fargo Health Sciences Portfolio	0.75
ING Wells Fargo Omega Portfolio	0.60
ING Wells Fargo Small Cap Disciplined Portfolio	0.77

Each Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Sub-Advisers and Portfolio Managers

The Advisers have engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of DSL and ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for their respective Portfolios . The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL or ING Investments would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or the Portfolios’ Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of the Portfolios.

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MANAGEMENT OF THE PORTFOLIOS (continued) ING Artio Foreign Portfolio

Artio Global Management LLC

Artio Global Management LLC (“Artio Global” or “Sub-Adviser”), through an intermediary holding company, is a registered investment adviser majority-owned by Artio Global Investors Inc., Artio Global Investors Inc. recently conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September 24, 2009. Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

The principal address of Artio Global is 330 Madison Avenue, New York, New York 10017. As of December 31, 2009, Artio Global had over $[ ] billion under management.

The following individuals jointly share responsibility for the day-to-day management of ING Artio Foreign Portfolio.

Richard Pell, Chairman, Chief Investment Officer and Chief Executive Officer, has been with Artio Global since January 1995.

Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity, has been with Artio Global since September 1993.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/30/09	ING Artio Foreign Portfolio	Artio Global Management LLC*
09/23/03	ING Julius Baer Foreign Portfolio	Julius Baer Investment Management LLC**
05/01/02 (inception)	No change	J.P. Morgan Investment Management, Inc.
*	Sub-Adviser name change only.
**	Changed sub-adviser, investment objectives and principal investment strategies.

ING BlackRock Inflation Protected Bond Portfolio

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock Financial Management” or “Sub-Adviser”), a Delaware Corporation, is an indirect, wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Financial Management is 40 East 52nd Street, New York, New York 10022. As of December 31, 2009, BlackRock Financial Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING BlackRock Inflation Protected Bond Portfolio.

Stuart Spodek is Managing Director of BlackRock Financial Management since 2001. He is a co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek is a member of the Leadership Committee.

Brian Weinstein is a Managing Director of BlackRock Financial Management since 2008 and a member of the Investment Strategy Group since 2002. Mr. Weinstein co-heads BlackRock’s Global Inflation business and plays a senior role in the management of total return products.

Adam Bowman, Vice President, is a member of the U.S. Rates Investment Team within BlackRock’s Fixed Income Portfolio Management Group. Prior to joining BlackRock in 2005, Mr. Bowman spent two years as an Analyst with Macroeconomic Advisers in the Monetary Policy Insights division where he was involved with analysis of the strategic link between economic
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MANAGEMENT OF THE PORTFOLIOS (continued) outlook and the policy actions of the Federal Reserve and contributed monthly forecasts of the U.S. economy and the path of monetary policy. Mr. Bowman began his career at the Center for Strategic and International Studies as a Research Assistant to Dr. Laurence Meyer, a former Federal Reserve Governor and principal of Monetary Policy Insight.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock Investment Management” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ 08536. As of December 31, 2009, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio are supported by a team of investment professionals who are responsible for investment research and selection. Robert C. Doll, Jr. is the Portfolios’ portfolio manager and Daniel Hanson is the Portfolios’ associate portfolio manager. Mr. Doll is primarily responsible for the day-to-day management of the Portfolios.

Robert C. Doll, CFA, Vice Chairman and Director of BlackRock Investment Management is BlackRock’s Global Chief Investment Officer for Equities and a member of the Executive, Operating and Leadership Committees. Mr. Doll is also head of the U.S. Large Cap Series equity team and has primary portfolio management responsibility for these products. Mr. Doll’s service with BlackRock Investment Management dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock Investment Management in 2006. At MLIM, he served as the President and Chief Investment Office, Senior Portfolio Manager and Team Leader. He was also a member of the Merrill Lynch & Co., Inc. Executive Management Committee and was the Senior Fund Manager of the Merrill Lynch Large Cap Series Funds. Mr. Doll joined MLIM in June 1999 as the Chief Investment Officer for Equities, and later that year was promoted to the position of Global Chief Investment Officer. Prior to joining MLIM, Mr. Doll served as the Chief Investment Officer of Oppenheimer Funds, Inc., during which time he directed a 100-member investment staff and managed the firm’s $100 billion in assets. In addition, he served as a member of the Executive Committee.

Daniel Hanson, CFA, Director and associate portfolio manager is a member of BlackRock’s U.S. Large Cap Series equity team. Mr. Hanson’s service with BlackRock Investment Management dates back to 2003, including his years with MLIM, which merged with BlackRock Investment Management in 2006. At MLIM, he was responsible for fundamental research for large cap equities. Prior to joining MLIM in 2003, he was an investment banker at Bear Stearns advising on equity and debt financings and mergers and acquisitions in the healthcare sector. Earlier at Bear Stearns he was a high-yield securities analyst, focusing on healthcare and financials. Prior to that, he traded collateralized mortgage obligations, and was assistant portfolio manger in charge of fixed-income accounts at Pine Tree Capital. He began his career on Wall Street as a research analyst for economist Sam Nakagama.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
09/30/06	ING BlackRock Large Cap Growth Portfolio	BlackRock Financial Management, Inc.
	Mercury Large Cap Growth Portfolio	Mercury Advisors*
*	On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business (including Mercury Advisors) combined with that of BlackRock, Inc. to create an independent company.

ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio

ING Clarion Real Estate Securities, LLC

ING Clarion Real Estate Securities, LLC, (‘‘ING CRES’’ or ‘‘Sub-Adviser’’), founded in 1969, is a Delaware limited liability company, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING CRES is in the business of providing investment advice to institutional and individual client accounts. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. As of December 31, 2009, ING CRES had approximately $[ ] billion in assets under management.

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MANAGEMENT OF THE PORTFOLIOS (continued) The following individuals jointly share responsibility for the day-to-day management of ING Clarion Global Real Estate Portfolio.

Steven D. Burton, Managing Director and Portfolio Manager, is a member of ING CRES’ Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined ING CRES in 1995.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Real Estate Portfolio.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

ING FMRSM Diversified Mid Cap Portfolio

Fidelity Management & Research Company

While Fidelity Management & Research Company LLC (“FMR LLC” or “Sub-Adviser”) is the sub-adviser to the Portfolio, the day to day management decisions for the Portfolio are made by Fidelity Management & Research Company, Inc. (“FMRC”), a wholly-owned subsidiary of FMR LLC, which serves as sub-sub-adviser to the Portfolio. FMR LLC as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson III and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non–Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, as amended, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, as amended, to form a controlling group with respect to FMR LLC.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of ING FMRSM Diversified Mid Cap Portfolio.

Tom Allen, Vice President of FMR and Portfolio Manager joined Fidelity Investments in 1995. Since that time, Mr. Allen has worked as a research analyst and manager.

ING Franklin Income Portfolio

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin” or “Sub-Adviser”) is a wholly-owned subsidiary of Franklin Resources, Inc. The principal addres of Franklin is One Franklin Parkway, San Mateo, California 94403-1905. As of December 31, 2009, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Income Portfolio.

Charles B. Johnson, has served as Chairman of the Board of Franklin Resources, Inc. as well as Director of various Franklin Templeton Funds since 2003. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

Edward D. Perks, CFA is Senior Vice President of Franklin. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

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MANAGEMENT OF THE PORTFOLIOS (continued) Alex Peters [information to be updated].

Matt Quinlan [information to be updated].

ING Franklin Mutual Shares Portfolio

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (“Franklin Mutual” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Franklin Mutual is 101 John F. Kennedy Parkway, Short Hills, NJ 07078. As of December 31, 2009, Franklin Mutual and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Mutual Shares Portfolio.

Peter Langerman is Chairman, President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of Investment of New Jersey’s Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA, joined Franklin Templeton Investments in 2002. Prior to that, he was an analyst in the Structured Finance Group of Metlife for the period 1999-2002.

Deborah A. Turner, Assistant Portfolio Manager, has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

ING Goldman Sachs Commodity Strategy Portfolio

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $[ ] billion.

The following individuals jointly share responsibility for the day-to-day management of ING Goldman Sachs Commodity Strategy Portfolio.

Michael Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, Mr. Johnson was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas is head of commodities management for the Global Fixed Income Team. In this role, Mr. Lucas oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

Samuel Finkelstein, Managing Director, is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined the GSAM in 1997.

177

MANAGEMENT OF THE PORTFOLIOS (continued) ING Global Resources Portfolio, ING Limited Maturity Bond Portfolio, ING Liquid Assets Portfolio, and ING U.S. Stock Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Global Resources Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities, and materials sectors. Prior to joining ING IM, Mr. Powers has held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
07/16/07	No Change*	ING IM
04/29/05	ING Global Resourses Portfolio*	ING IM
03/01/99	Hard Assets Portfolio	Baring International Investment Limited
*	Change to principal investment strategies.

The following individuals are jointly responsible for the day-to-day management of the ING Limited Maturity Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolio. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Liquid Assets Portfolio.

178

MANAGEMENT OF THE PORTFOLIOS (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is solely responsible for the day-to-day management of ING U.S. Stock Index Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING Janus Contrarian Portfolio

Janus Capital Management LLC

Janus Capital Management LLC (“Janus Capital” or “Sub-Adviser”), together with its predecessors, has served as an investment adviser since 1969 and currently serves as investment adviser or sub-adviser to Separately Managed Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCG”) which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in the financial asset management businesses. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206. As of December 31, 2009, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of ING Janus Contrarian Portfolio.

David C. Decker, CFA, Portfolio Manager, is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.

ING JPMorgan Emerging Markets Equity Portfolio and ING JPMorgan Small Cap Core Equity Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $[ ] trillion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING JPMorgan Emerging Markets Equity Portfolio.

Ashraf el Ansary, Portfolio Manager, has been an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Austin Forey, Primary Portfolio Manager and Managing Director, has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Greg Mattiko, CFA and Portfolio Manager, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

179

MANAGEMENT OF THE PORTFOLIOS (continued) Richard Titherington, Managing Director, is the chief investment officer and is head of the Emerging Markets Equity Team. An employee since 1986, Richard transferred to the Pacific Regional Group in 1994. He was appointed as a managing director in April 2001 and appointed global head of the emerging markets business in December 2001. Prior to 1994, Richard was a US and international pension fund manager, working in the UK until he transferred to Hong Kong in 1992. Before joining the firm, Richard spent two years as an analyst with UKPI in London.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/29/05	ING JPMorgan Emerging Markets Equity Portfolio	JP Morgan Investment Management Inc.
03/01/04	No Change	ING Investment Management B.V.
02/29/03	No Change	Baring International Investment Limited

The following individuals jointly share responsibility for the day-to-day management of the ING JPMorgan Small Cap Core Equity Portfolio.

Christopher T. Blum, CFA and Managing Director, is the CIO of the U.S. Behavioral Financial Group. An employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at JPMorgan where he focused on structured small-cap core and small-cap value accounts.

Glenn Gawronski, CFA and Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group and has 12 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999.

Dennis S. Ruhl, CFA and Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
11/06/06	ING JPMorgan Small Cap Core Equity Portfolio	No Change
09/03/03	No change*	No Change
05/01/02	ING JPMorgan Small Cap Equity Portfolio	J.P. Morgan Investment Management, Inc.
*	Change to principal investment strategies.

ING Lord Abbett Affiliated Portfolio

Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett” or “Sub-Adviser”). The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2009, Lord Abbett managed $[ ] billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of ING Lord Abbett Growth and Income Portfolio.

Eli M. Salzmann, Partner and Director, joined Lord Abbett in 1997.

180

MANAGEMENT OF THE PORTFOLIOS (continued) Lawrence D. Sachs, Partner and Portfolio Manager, joined Lord Abbett in 2001.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
12/01/05	No change	Lord, Abbett & Co. LLC
Since inception	No change	Saloman Brothers Asset Management Inc.

ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio

Marsico Capital Management, LLC

Marsico Capital Management, LLC (“Marsico” or “Sub-Adviser”) was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2009, Marsico had approximately $[ ] billion assets under management.

The following individuals are jointly responsible for the day-to-day management of the ING Marsico Growth Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao, senior analyst and Portfolio Manager, has been with Marsico, or its predecessors, as an investment professional since 2005. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

The following individual is responsible for the day-to-day management of the ING Marsico International Opportunities Portfolio.

James G. Gendelman, Portfolio Manager, joined Marsico in May 2000. Prior to that, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983-1985.

ING MFS Total Return Portfolio and ING MFS Utilities Portfolio

Massachusetts Financial Services Company

Massachusetts Financial Services Company (“MFS” or “Sub-Adviser”) is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. As of December 31, 2009, MFS had approximately $[ ] billion net assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Total Return Portfolio.

Nevin P. Chitkara, Portfolio Manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997.

William P. Douglas, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP.

Steven R. Gorham, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 1992.

Richard O. Hawkins, CFA, Investment Officer of MFS, and Portfolio Manager has been employed in the MFS investment management area since 1988.

181

MANAGEMENT OF THE PORTFOLIOS (continued) Joshua P. Marston serves as a Debt Securities Portfolio Manager and has been employed in the MFS investment management area since 1999.

Michael W. Roberge, Executive Vice President, Chief Investment Officer and Portfolio Manager, has been employed in the MFS investment management area since 1996.

Brooks Taylor, Investment Officer of MFS, Portfolio Manager, and leader of the team, has been employed in the MFS investment management area since 1996.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Utilities Portfolio.

Robert D. Persons, CFA, is an Investment Officer of MFS and Portfolio Manager. Mr. Persons has been employed in the investment management area of MFS since 2000.

Maura A. Shaughnessy is an Investment Officer of MFS and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

ING Morgan Stanley Global Franchise Portfolio and ING Morgan Stanley Global Tactical Asset Allocation Portfolio

Morgan Stanley Investment Management, Inc.

Morgan Stanley Investment Management, Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc., including its affiliated asset management companies, managed assets of approximately $[ ] billion.

MSIM Inc. has entered into a sub-advisory agreement whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The following individuals jointly share responsibility for the day-to-day management of the ING Morgan Stanley Global Franchise Portfolio.

William D. Lock has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1994.

Walter B. Riddell has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1995.

Peter J. Wright has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1996.

John S. Goodacre has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 2003.

Christian Derold has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since May 2006. Prior to that, he was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Bruno Paulson, Executive Director, joined Morgan Stanley in 2009. Prior to joining the Morgan Stanley, Mr. Paulson worked for Sanford Bernstein in London as a Senior Analyst for eight years, covering the financial sector, particularly banks and insurers. Previously, he was a manager at the Boston Consulting Group where he focused on the financial services industry.

Vladimir Demine, Executive Director, joined Morgan Stanley in 2009 and has eight years of investment management experience. Prior to joining Morgan Stanley, Mr. Demine worked for UBS Global Asset Management in London, where he was an analyst responsible for stock selection of consumer staples holdings in key client mandates.

The following individuals jointly share responsibility for the day-to-day management of ING Morgan Stanley Global Tactical Asset Allocation Portfolio.

Francine J. Bovich, Managing Director, is the head of the global tactical asset allocation strategy. Ms. Bovich joined Van Kampen in 1993 and has 33 years of investment experience.

182

MANAGEMENT OF THE PORTFOLIOS (continued) Henry McVey, Managing Director, rejoined Morgan Stanley in 2009 as a managing director and Head of the Global Macro and Asset Allocation team. Prior to returning to the firm, he was a portfolio manager for the Fortress Drawbridge Global Macro Fund from September 2007 to May 2009. Mr. McVey also worked as the Chief U.S. Investment Strategist for Morgan Stanley from 2004 to 2007.

ING PIMCO Global Advantage Bond Portfolio, ING PIMCO High Yield Portfolio, and ING PIMCO Total Return Bond Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the ING PIMCO Global Advantage Bond Portfolio.

Mohamed El-Erian is Co-CEO and Co-CIO of PIMCO. He rejoined PIMCO in December 2008 after serving two years as President and CEO of Harvard Management Company, the entity that manages Harvard University’s endowment and related accounts, from 2006 to 2008. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group from 1999 to 2006.

The following individual is responsible for the day-to-day management of ING PIMCO High Yield Portfolio.

Andrew Jessop, Portfolio Manager, is an Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009 as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was managing director, portfolio manager, and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

The following individual is responsible for the day-to-day management of the ING PIMCO Total Return Bond Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
05/01/09	ING PIMCO Total Return Bond Portfolio	PIMCO
05/01/01	ING PIMCO Core Bond Portfolio*	PIMCO
*	Change to principal investment strategies.

ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, and ING Pioneer Mid Cap Value Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer and its U.S affiliates.

183

MANAGEMENT OF THE PORTFOLIOS (continued) The following individuals jointly share responsibility for the day-to-day management of the ING Pioneer Equity Income Portfolio and ING Pioneer Fund Portfolio. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

John A. Carey, Portfolio Manager, is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr., Associate Portfolio Manager, is a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.

The following individuals are responsible for management of ING Pioneer Mid Cap Value Portfolio. Mr. Wright serves as the lead Portfolio Manager and is primarily responsible for the day to day management of the Portfolio. Mr. Horan assists in the management of the Portfolio. Mr. Wright and Mr. Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

Timothy Horan, Assistant Portfolio Manager, joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright, Portfolio Manager, is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Capital Appreciation Portfolio.

David R. Giroux, CFA, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. He is President and Chairman of the T. Rowe Price Capital Appreciation Fund. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm’s U.S. Large-Cap Value Strategies.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Equity Income Portfolio.

Brian Rogers works with a Committee in developing and executing the Portfolio’s investment program. Mr. Rogers is the Chief Investment Officer of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1982.

ING Templeton Global Growth Portfolio

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Templeton Global Advisors” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton Global Advisors is Lyford Cay, Nassau, Bahamas. As of December 31, 2009, Templeton Global Advisors and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of ING Templeton Global Growth Portfolio. Ms. Sweeting serves as the lead Portfolio Manager of the Portfolio. Mr. Scott and Ms. Myers have secondary portfolio management responsibilities.

Lisa F. Myers, CFA is Executive Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst.

184

MANAGEMENT OF THE PORTFOLIOS (continued) Tucker Scott, CFA, is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for Aeltus Investment Management.

Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
12/05/05	ING Templeton Global Growth Portfolio*	Templeton Global Advisors
02/01/00	Capital Guardian Managed Global Portfolio	Capital Guardian Trust Company
*	Change to principal investment strategies.

ING Van Kampen Growth and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $[ ] billion.

On October 20, 2009, INVESCO Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Boards, a new subadvisory agreement will be entered into with INVESCO Advisers, Inc.

Upon the close of the Transaction, INVESCO Advisers, Inc. (“INVESCO”) will serve as sub-adviser to the above-referenced Portfolio. INVESCO also manages other investment portfolios that encompass a broad range of investment objectives. INVESCO is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of INVESCO is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, INVESCO had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING Van Kampen Growth and Income Portfolio.

Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

185

MANAGEMENT OF THE PORTFOLIOS (continued) James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.
Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
1/30/02	ING Van Kampen Growth and Income Portfolio*	Van Kampen
*	Change to principal investment strategies.

ING Wells Fargo Health Sciences Portfolio, ING Wells Fargo Omega Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio

Wells Capital Management, Inc.

Wells Capital Management, Inc. (“Wells Capital Management” or “Sub-Adviser”) is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986. The principal address of Wells Capital Management is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, Wells Capital Management managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Health Sciences Portfolio.

Robert Junkin, Portfolio Manager, served as a portfolio manager for John Hancock Financial Services from 2003 to March 2007. Previously, he served as an investment analyst and co-manager for Pioneer Investments from 1997 through 2002.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Health Sciences Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Health Sciences Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Omega Portfolio.

Aziz Hamzaogullari is a Managing Director and Senior Portfolio Manager with the Berkley Street Equity Group. He has been with Wells Capital Management or a predecessor since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Omega Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Omega Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of ING Wells Fargo Small Cap Disciplined Portfolio.

James M. Tringas, CFA, CPA, joined Wells Capital Management in 2009 as a portfolio manager. He is also a managing director and senior portfolio manager with the Small Cap Value Team of Evergreen Investment Management Company. Mr. Tringas has been with Evergreen Investment Management Company or one of its predecessor firms since 1994. Prior to that time, he served as a Senior Consultant in the Personal Financial Group of Ernst & Young from 1990 to 1994. Mr.
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MANAGEMENT OF THE PORTFOLIOS (continued) Tringas received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991.

Bryant VanCronkhite, CFA, CPA, is a senior research analyst for the Disciplined Value Equity Team at Wells Capital Management, has been promoted to take on the newly established role of co-portfolio manager for the team. Prior to becoming co-portfolio manager, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004. Earlier, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. He earned a bachelor’s degree and a master’s degree in professional accountancy from the University of Wisconsin–Whitewater and is a certified public accountant. He is a member of the CFA Institute and has earned the right to use the CFA designation.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Performance of Similarly Managed Mutual Funds

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Pioneer Equity Income Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds (“Comparable Funds”) that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock, Franklin or Pioneer, respectively.

The historical performance of the Comparable Funds are presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Funds and not those to be paid by the Portfolios. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolios to calculate their own performance. Performance is net of all other fees including sales load. Please be advised that the sub-advisers of the Portfolios may manage other substantially similar mutual funds, the performance of which is not shown.

While the Portfolios are managed in a manner similar to that of the Comparable Funds, investors should be aware that the Portfolios are not the same fund and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund’s performance.

The following tables show the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2009, as well as a comparison with the performance of the applicable benchmark(s).

ING BlackRock Inflation Protected Bond Portfolio

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX)				%[1]
(Comparable to ING BlackRock Inflation Protected Bond Portfolio) Barclays Capital U.S. TIPS Index				%[2]
1	Fund commenced operations on June 24, 2004.
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MANAGEMENT OF THE PORTFOLIOS (continued)
2	Index return is for the period beginning July 1, 2004.

ING Franklin Mutual Shares Portfolio

	1 Year	3 Years	5 Years	10 Years
Mutual Shares Fund – Class Z (MUTHX)
(Comparable to ING Franklin Mutual Shares Portfolio) S&P 500® Index				%

ING Pioneer Equity Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Pioneer Equity Income Fund – Class A (PEQIX)
(Comparable to ING Pioneer Equity Income Portfolio) Pioneer Equity Income Portfolio VCT I
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000® Value Index

The Administrator

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Adviser. DSL does not bear the expenses of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and ordinary expenses, such as litigation or indemnification expenses.

Pursuant to an Administrative Services Sub-Contract by and between DSL and ING Funds Services, LLC (“Administrator”), the Administrator provides the aforementioned Portfolios with certain administrative services.

Pursuant to an Administrative Services Agreement with the Trust, ING Funds Services, LLC receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

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MANAGEMENT OF THE PORTFOLIOS (continued) On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

189

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity,
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HOW SHARES ARE PRICED (continued) regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service Plan

Each Portfolio has a Shareholder Service Plan (“Service Plan”) for Class S shares of the Portfolio. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Effective July 10, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new shareholder service fee.

Portfolio	Class S
ING Artio Foreign	0.25%
ING BlackRock Inflation Protected Bond	0.25%
ING BlackRock Large Cap Growth	0.25%
ING BlackRock Large Cap Value	0.25%
ING Clarion Global Real Estate	0.25%
ING Clarion Real Estate	0.25%
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HOW TO BUY AND SELL SHARES (continued)
Portfolio	Class S
ING FMRSM Diversified Mid Cap	0.25%
ING Franklin Income	0.25%
ING Franklin Mutual Shares	0.25%
ING Global Resources	0.25%
ING Goldman Sachs Commodity Strategy	0.25%
ING Janus Contrarian	0.25%
ING JPMorgan Emerging Markets Equity	0.25%
ING JPMorgan Small Cap Core Equity	0.25%
ING Limited Maturity Bond	0.25%
ING Liquid Assets	0.25%
ING Lord Abbett Growth and Income	0.25%
ING Marsico Growth	0.25%
ING Marsico International Opportunities	0.25%
ING MFS Total Return	0.25%
ING MFS Utilities	0.25%
ING Morgan Stanley Global Franchise	0.25%
ING Morgan Stanley Global Tactical Asset Allocation	0.25%
ING PIMCO Global Advantage Bond	0.25%
ING PIMCO High Yield	0.25%
ING PIMCO Total Return Bond	0.25%
ING Pioneer Equity Income	0.25%
ING Pioneer Fund	0.25%
ING Pioneer Mid Cap Value	0.25%
ING T. Rowe Price Capital Appreciation	0.25%
ING T. Rowe Price Equity Income	0.25%
ING Templeton Global Growth	0.25%
ING U.S. Stock Index	0.25%
ING Van Kampen Growth and Income	0.25%
ING Wells Fargo Health Sciences	0.25%
ING Wells Fargo Omega	0.25%
ING Wells Fargo Small Cap Disciplined	0.25%
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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolios’ Advisers or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Advisers and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Distributor have entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Advisers, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

195

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. 1-3 Year Credit Bond Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital U.S. Government/Credit Bond Index is a broad market-weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

The Barclays Capital U.S. Intermediate Government Credit/Bond Index is an unmanaged index composed of securities including U.S. Government Treasury and agency securities.

The Barclays Capital U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities.

The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills.

The Dow Jones-UBS (“DJ-UBS”) Commodity IndexSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds.

The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

The Merrill Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or Standard & Poor’s.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

197

INDEX DESCRIPTIONS (continued) The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P 500® Utilities Index measures the performance of the utilities sector.

The Standard and Poor’s (“S&P”) 1500 Supercomposite Healthcare Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500® Index, Standard and Poor’s MidCap 400 IndexTM and Standard and Poor’s SmallCap 600 Index, which includes large, medium and small companies, respectively.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) North American Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 130 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.

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FINANCIAL HIGHLIGHTS

Because ING PIMCO Global Advantage Bond Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, no financial highlights are included.

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

199

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Artio Foreign Portfolio
Class S
12-31-09
12-31-08	18.39	0.26	(7.79)	(7.53)	—	1.54	—	1.54	9.32	(43.69)	1.12	1.12†	1.12†	1.87†	616,030	138
12-31-07	16.87	0.19•	2.56	2.75	0.02	1.21	—	1.23	18.39	16.47	1.12	1.12	1.12	1.05	1,083,647	77
12-31-06	13.06	0.13	3.68	3.81	—	0.00*	—	0.00*	16.87	29.19	1.14	1.14	1.13	0.89	727,745	62
12-31-05	12.22	0.10•	1.77	1.87	0.01	1.02	—	1.03	13.06	15.35	1.17	1.17	1.17	0.76	811,202	92
ING BlackRock Inflation Protected Bond Portfolio
Class S
12-31-09
12-31-08	10.33	0.36	(0.52)	(0.16)	0.35	0.40	—	0.75	9.42	(1.86)	0.83	0.83	0.83	3.56	1	281
04-30-07(4) - 12-31-07	10.00	0.31	0.34	0.65	0.32	—	—	0.32	10.33	6.66	0.87	0.87	0.87	4.63	1	217
ING BlackRock Large Cap Growth Portfolio
Class S
12-31-08	12.33	0.02	(4.52)	(4.50)	—	1.18	—	1.18	6.65	(39.06)	1.06	0.91†	0.91†	0.25†	104,114	156
12-31-07	11.55	0.00*	0.78	0.78	—	—	—	—	12.33	6.75	1.05	0.94	0.94	0.02	165,538	195
12-31-06	11.56	(0.01)	0.82	0.81	—	0.82	—	0.82	11.55	7.12	1.05	1.01	1.01	(0.08)	153,064	139
12-31-05	10.48	(0.01)	1.09	1.08	—	—	—	—	11.56	10.31	1.06	1.01	1.01	(0.27)	155,252	155
12-31-04	10.22	(0.00)*	1.12	1.12	—	0.85	0.01	0.86	10.48	11.10	1.05	1.05	1.05	(0.01)	18,862	204
ING BlackRock Large Cap Value Portfolio
Class S
12-31-09
12-31-08	14.02	0.12	(4.93)	(4.81)	0.04	0.59	—	0.63	8.58	(35.32)	1.05	0.99†	0.99†	0.82†	30,122	129
12-31-07	13.89	0.08•	0.54	0.62	0.05	0.44	—	0.49	14.02	4.30	1.05	0.99	0.99	0.55	60,977	110
12-31-06	12.31	0.09•	1.89	1.98	0.07	0.33	—	0.40	13.89	16.36	1.05	1.00	1.00	0.69	71,171	103
12-31-05	11.69	0.09	0.53	0.62	—	0.00*	—	0.00*	12.31	5.31	1.07	1.03	1.03	0.57	42,308	170
ING Clarion Global Real Estate Portfolio
Class S
12-31-09
12-31-08	12.07	0.23•	(5.21)	(4.98)	—	—	—	—	7.09	(41.26)	1.22	1.15†	1.15†	2.33†	144,199	53
12-31-07	13.41	0.17•	(1.14)	(0.97)	0.32	0.01	0.04	0.37	12.07	(7.29)	1.22	1.15	1.15	1.26	151,893	58
01-03-06(4) - 12-31-06	10.00	0.16•	3.59	3.75	0.24	0.10	—	0.34	13.41	37.54	1.33	1.17	1.17	1.37	80,218	37
ING Clarion Real Estate Portfolio
Class S
12-31-09
12-31-08	28.41	0.52•	(9.97)	(9.45)	0.30	4.58	—	4.88	14.08	(38.51)	0.90	0.89†	0.89†	2.17†	324,906	53
12-31-07	38.89	0.44•	(6.64)	(6.20)	0.41	3.87	—	4.28	28.41	(17.74)	0.89	0.89	0.89	1.22	644,502	40
12-31-06	30.98	0.41•	10.67	11.08	0.44	2.73	—	3.17	38.89	37.63	0.90	0.90	0.90	1.19	1,025,126	28
12-31-05	27.61	0.47•(a)(b)	4.07(a)(b)	4.54	0.31	0.86	—	1.17	30.98	16.78	0.90	0.90	0.90	1.58†	983,628	24
See Accompanying Notes to Financial Highlights
200

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio
Class S
12-31-09
12-31-08	15.24	0.06	(5.71)	(5.65)	0.09	0.95	—	1.04	8.55	(39.14)	0.89	0.89†	0.89†	0.46†	688,119	146
12-31-07	13.38	0.01	1.93	1.94	0.02	0.06	—	0.08	15.24	14.49	0.88	0.88	0.88	0.14	1,140,647	147
12-31-06	13.23	0.02	1.50	1.52	—	1.37	—	1.37	13.38	11.91	0.90	0.90	0.90	0.16	665,138	160
12-31-05	12.26	(0.01)•	1.95	1.94	—	0.97	—	0.97	13.23	16.90	0.99	0.99	0.99	(0.06)	584,904	186
ING Franklin Income Portfolio
Class S
12-31-09
12-31-08	11.19	0.66•	(3.82)	(3.16)	0.30	0.08	—	0.38	7.65	(28.98)	1.03	0.99	0.99	6.81	310,156	38
12-31-07	11.03	0.62•	(0.32)	0.30	0.12	0.02	—	0.14	11.19	2.66	1.03	0.99	0.99	5.44	372,497	30
04-28-06(4) - 12-31-06	10.00	0.35•	0.68	1.03	—	—	—	—	11.03	10.30	1.05	0.99	0.99	4.82	177,754	9
ING Franklin Mutual Shares Portfolio
Class S
12-31-09
12-31-08	9.66	0.13	(3.78)	(3.65)	0.27	0.01	—	0.28	5.73	(37.77)	1.03	1.03	1.03	1.64	153,125	43
04-30-07(4) - 12-31-07	10.00	0.05•	(0.39)	(0.34)	—	0.00*	—	0.00*	9.66	(3.37)	1.03	1.03	1.03	0.81	217,507	17
ING Global Resources Portfolio
Class S
12-31-09
12-31-08	26.19	0.16•	(9.11)	(8.95)	0.38	3.83	—	4.21	13.03	(41.00)(a)	0.89	0.89†	0.89†	0.74†	691,845	85
12-31-07	21.74	0.25•	6.69	6.94	0.00*	2.49	—	2.49	26.19	33.27	0.89	0.89†	0.89†	1.07†	1,039,716	166
12-31-06	20.35	0.05•	4.19	4.24	0.04	2.81	—	2.85	21.74	21.41	0.90	0.90	0.90	0.23	540,037	159
12-31-05	15.71	0.13	5.55	5.68	0.14	0.90	—	1.04	20.35	37.73	0.90	0.90	0.90	1.01	379,936	334
ING Goldman Sachs Commodity Strategy Portfolio
Class S
12-31-09
04-28-08(4) – 12-31-08	10.00	0.11•	(4.52)	(4.41)	—	—	—	—	5.59	(44.10)	1.14	1.14†	1.14†	1.83†	2	243
ING Janus Contrarian Portfolio
Class S
12-31-09
12-31-08	17.70	0.08	(8.03)	(7.95)	0.08	1.86	—	1.94	7.81	(48.98)	1.00	0.99	0.98	0.66	447,678	48
12-31-07	14.90	0.06•	3.04	3.10	—	0.30	—	0.30	17.70	20.88	0.99	0.99	0.97	0.34	810,064	112
12-31-06	12.72	0.07•	2.75	2.82	0.06	0.58	—	0.64	14.90	23.04	1.03	1.03	1.03	0.51	150,930	34
12-31-05	11.01	0.04•	1.68	1.72	0.01	—	—	0.01	12.72	15.61	1.05	1.05	1.05	0.34	81,925	47
See Accompanying Notes to Financial Highlights
201

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING JPMorgan Emerging Markets Equity Portfolio
Class S
12-31-09
12-31-08	26.79	0.32•	(13.38)	(13.06)	0.50	1.23	—	1.73	12.00	(51.32)(a)	1.50	1.50	1.50	1.61	464,609	14
12-31-07	19.58	0.10•	7.39	7.49	0.23	0.05	—	0.28	26.79	38.53	1.50	1.50	1.50	0.45	974,312	15
12-31-06	14.67	0.10	5.09	5.19	0.09	0.19	—	0.28	19.58	35.79	1.51	1.51	1.51	0.69	556,576	5
12-31-05(5)	10.89	0.11•	3.68	3.79	0.01	—	—	0.01	14.67	34.82	1.50	1.50	1.50	0.90	366,350	85
ING JPMorgan Small Cap Core Equity Portfolio
Class S
12-31-09
12-31-08	13.27	0.07	(3.79)	(3.72)	0.05	1.10	—	1.15	8.40	(29.95)	1.13	1.11†	1.11†	0.49†	138,139	62
12-31-07	14.23	0.08	(0.23)	(0.15)	0.02	0.79	—	0.81	13.27	(1.69)	1.13	1.10	1.10	0.56	251,078	47
12-31-06	12.51	0.03	2.02	2.05	—	0.33	—	0.33	14.23	16.63	1.13	1.11	1.11	0.25	248,675	43
12-31-05	13.37	0.02•	0.43	0.45	—	1.31	—	1.31	12.51	3.69	1.14	1.14	1.13	0.14	180,454	57
ING Limited Maturity Bond Portfolio
Class S
12-31-09
12-31-08	11.12	0.45•	(0.45)	(0.00)*	0.73	0.08	—	0.81	10.31	(0.23)	0.52	0.52†	0.52†	4.13†	205,438	310
12-31-07	10.73	0.50•	0.11	0.61	0.22	—	—	0.22	11.12	5.77	0.52	0.52†	0.52†	4.55†	251,309	439
12-31-06	10.72	0.46•	(0.06)	0.40	0.39	—	—	0.39	10.73	3.83	0.53	0.53†	0.53†	4.27†	295,289	352
12-31-05	11.10	0.37•	(0.19)	0.18	0.53	0.03	—	0.56	10.72	1.63	0.54	0.54	0.54	3.44	300,275	219
ING Liquid Assets Portfolio
Class S
12-31-09
12-31-08	1.00	0.02	0.00*	0.02	0.02	—	—	0.02	1.00	2.44	0.53	0.53	0.53	2.28	2,461,486	—
12-31-07	1.00	0.05	0.00*	0.05	0.05	—	—	0.05	1.00	4.96	0.53	0.53	0.53	4.85	1,136,300	—
12-31-06	1.00	0.05	—	0.05	0.05	—	—	0.05	1.00	4.67	0.54	0.54	0.54	4.60	767,059	—
12-31-05	1.00	0.03	(0.00)*	0.03	0.03	—	—	0.03	1.00	2.78	0.54	0.54	0.54	2.75	676,630	—
ING Lord Abbett Growth and Income Portfolio
Class S
12-31-09
12-31-08	12.68	0.17	(4.51)	(4.34)	0.25	1.52	—	1.77	6.57	(36.58)	1.00	1.00†	1.00†	1.46†	60,368	108
12-31-07	12.67	0.14•	0.40	0.54	0.22	0.31	—	0.53	12.68	4.15	1.00	1.00	0.99	1.07	127,090	131
12-31-06	11.96	0.15•	1.82	1.97	0.11	1.15	—	1.26	12.67	17.60	1.00	1.00	0.99	1.25	161,230	48
12-31-05	11.48	0.13•	0.49	0.62	0.14	—	—	0.14	11.96	5.48	1.00	1.00	1.00	1.10	176,644	141
See Accompanying Notes to Financial Highlights
202

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Marsico Growth Portfolio
Class S
12-31-09
12-31-08	18.93	0.11	(7.72)	(7.61)	0.08	—	—	0.08	11.24	(40.31)	1.03	1.03†	1.03†	0.65†	455,225	76
12-31-07	16.58	0.12	2.23	2.35	—	—	—	—	18.93	14.17	1.02	1.02	1.02	0.64	833,885	51
12-31-06	15.80	(0.00)*	0.78	0.78	—	—	—	—	16.58	4.94	1.02	1.02	1.01	(0.00)*	801,219	64
12-31-05	14.51	0.00*	1.29	1.29	—	—	—	—	15.80	8.89	1.01	1.01	0.99	(0.02)	886,962	72
ING Marsico International Opportunities Portfolio
Class S
12-31-09
12-31-08	17.05	0.16•	(8.02)	(7.86)	0.13	1.40	—	1.53	7.66	(49.51)	0.99	0.93†	0.93†	1.25†	193,839	122
12-31-07	15.28	0.18•	2.84	3.02	0.18	1.07	—	1.25	17.05	20.58	0.97	0.93	0.93	1.10	362,903	111
12-31-06	12.36	0.08	2.88	2.96	0.00*	0.04	—	0.04	15.28	24.02	0.98	0.93	0.93	0.64	222,639	103
05-02-05(4) - 12-31-05	10.00	0.02•	2.51	2.53	0.01	0.16	—	0.17	12.36	25.35	1.02	0.93	0.93	0.22	150,499	73
ING MFS Total Return Portfolio
Class S
12-31-09
12-31-08	18.23	0.44•	(4.22)	(3.78)	0.94	1.61	—	2.55	11.90	(22.35)	0.91	0.91	0.90	2.82	836,604	59
12-31-07	19.00	0.47•	0.33	0.80	0.55	1.02	—	1.57	18.23	4.01	0.89	0.89	0.88	2.47	1,265,296	60
12-31-06	18.23	0.48•	1.57	2.05	0.44	0.84	—	1.28	19.00	11.93	0.89	0.89	0.88	2.62	1,400,960	44
12-31-05	18.78	0.43•	0.10	0.53	0.42	0.66	—	1.08	18.23	2.90	0.89	0.89	0.89	2.32	1,465,066	51
ING MFS Utilities Portfolio
Class S
12-31-09
12-31-08	17.84	0.36•	(6.48)	(6.12)	0.46	1.75	—	2.21	9.51	(37.70)	1.03	1.03	1.01	2.55	404,884	67
12-31-07	14.56	0.33•	3.61	3.94	0.12	0.54	—	0.66	17.84	27.38	1.02	1.02	0.99	1.99	587,399	81
12-31-06	11.20	0.26•	3.17	3.43	0.01	0.06	—	0.07	14.56	30.81	1.04	1.04	1.02	2.07	306,300	93
05-02-05(4) - 12-31-05	10.07	0.10*	1.34	1.44	0.08	0.23	—	0.31	11.20	14.25	1.07	1.05	1.05	1.31	168,701	152
ING Morgan Stanley Global Franchise Portfolio
Class S
12-31-09
12-31-08	16.97	0.35	(5.03)	(4.68)	0.28	1.12	—	1.40	10.89	(28.57)	1.22	1.22	1.22	2.43	219,215	28
12-31-07	15.92	0.31	1.23	1.54	—	0.49	—	0.49	16.97	9.71	1.21	1.21	1.21	1.86	345,262	26
12-31-06	13.88	0.19	2.67	2.86	0.26	0.56	—	0.82	15.92	21.33	1.23	1.23	1.23	1.41	310,365	16
12-31-05	12.63	0.18•	1.24	1.42	0.03	0.14	—	0.17	13.88	11.30	1.25	1.25	1.25	1.35	214,349	17
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
Class S
12-31-09
09-17-08(4) –12-31-08	10.00	0.02	(1.42)	(1.40)	—	—	—	—	8.60	(14.00)	1.39	1.18†	1.18†	1.00†	24,234	4
See Accompanying Notes to Financial Highlights
203

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING PIMCO High Yield Portfolio
Class S
12-31-09
12-31-08	9.89	0.67•	(2.80)	(2.13)	0.68	0.00*	0.06	0.74	7.02	(22.53)	0.74	0.74	0.74	7.58	358,998	416
12-31-07	10.32	0.69•	(0.40)	0.29	0.67	0.05	—	0.72	9.89	2.86	0.75	0.75	0.75	6.76	614,158	153
12-31-06	10.21	0.70	0.17	0.87	0.67	0.09	—	0.76	10.32	8.95	0.75	0.75	0.75	6.85	689,288	72
12-31-05	10.50	0.67•	(0.24)	0.43	0.70	0.02	—	0.72	10.21	4.33	0.75	0.75	0.75	6.53	721,985	102
ING PIMCO Total Return Bond Portfolio
Class S
12-31-09
12-31-08	11.47	0.57•	(0.09)	0.48	0.37	0.10	—	0.47	11.48	4.21	0.81	0.81	0.81	5.00	2,150,994	537
12-31-07	10.89	0.48•	0.47	0.95	0.37	—	—	0.37	11.47	8.99	0.82	0.82	0.82	4.39	979,690	803
12-31-06	10.71	0.41•	0.04	0.45	0.27	—	—	0.27	10.89	4.32	0.85	0.85	0.85	3.84	643,131	750
12-31-05	10.92	0.35•	(0.08)	0.27	0.38	0.10	—	0.48	10.71	2.46	0.84	0.84	0.84	3.23	1,059,548	760
ING Pioneer Equity Income Portfolio
Class S
12-31-09
12-31-08	9.18	0.22	(3.02)	(2.80)	0.23	—	0.01	0.24	6.14	(30.34)	1.06	0.94†	0.94†	2.70†	1	23
05-11-07(4) - 12-31-07	10.00	0.17•	(0.89)	(0.72)	0.10	—	—	0.10	9.18	(7.17)	1.03	0.94	0.93	2.73	1	20
ING Pioneer Fund Portfolio
Class S
12-31-09
12-31-08	13.12	0.20	(4.62)	(4.42)	0.31	0.45	0.01	0.77	7.93	(34.72)	0.98	0.94†	0.93†	1.50†	49,041	13
12-31-07	12.89	0.14	0.53	0.67	0.13	0.31	—	0.44	13.12	5.07	0.99	0.94	0.94	0.98	94,535	24
12-31-06	11.04	0.12	1.73	1.85	—	—	—	—	12.89	16.76	1.01	0.96	0.96	1.08	98,788	19
05-03-05(4) - 12-31-05	10.17	0.09•	0.82	0.91	0.04	0.00*	—	0.04	11.04	8.99(a)(b)	1.00	0.96	0.96	1.27	82,505	39
ING Pioneer Mid Cap Value Portfolio
Class S
12-31-09
12-31-08	12.32	0.12•	(4.04)	(3.92)	0.16	0.66	—	0.82	7.58	(33.12)	0.89	0.89†	0.87†	1.22†	506,336	91
12-31-07	12.30	0.09	0.65	0.74	0.07	0.65	—	0.72	12.32	5.52	0.89	0.89	0.89	0.70	656,802	65
12-31-06	11.00	0.08	1.27	1.35	0.02	0.03	—	0.05	12.30	12.35	0.89	0.89	0.89	0.69	632,504	109
04-29-05(4) - 12-31-05	10.01	0.02	0.97	0.99	—	—	—	—	11.00	9.89	0.92	0.92	0.92	0.62	671,732	50
ING T. Rowe Price Capital Appreciation Portfolio
Class S
12-31-09
12-31-08	24.69	0.44•	(6.67)	(6.23)	0.90	2.14	—	3.04	15.42	(27.51)(a)	0.90	0.90	0.89	2.10	2,376,765	98
12-31-07	26.61	0.59•	0.69	1.28	0.50	2.70	—	3.20	24.69	4.39	0.89	0.89	0.89	2.26	3,159,850	60
12-31-06	25.13	0.55•	2.92	3.47	0.31	1.68	—	1.99	26.61	14.64	0.90	0.90	0.89	2.15	2,843,235	58
12-31-05	24.50	0.37•	1.46	1.83	0.33	0.87	—	1.20	25.13	7.74	0.90	0.90	0.90	1.50	2,318,302	23
See Accompanying Notes to Financial Highlights
204

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Equity Income Portfolio
Class S
12-31-09
12-31-08	15.22	0.30•	(5.48)	(5.18)	0.51	1.07	—	1.58	8.46	(35.69)(a)	0.90	0.90	0.89	2.48	726,076	33
12-31-07	15.49	0.27•	0.25	0.52	0.22	0.57	—	0.79	15.22	3.06	0.89	0.89	0.89	1.70	1,192,368	27
12-31-06	13.78	0.23	2.30	2.53	0.20	0.62	—	0.82	15.49	19.09	0.90	0.89	0.89	1.58	1,244,743	19
12-31-05	13.74	0.21•	0.31	0.52	0.16	0.32	—	0.48	13.78	3.92	0.90	0.90	0.90	1.53	1,067,106	18
ING Templeton Global Growth Portfolio
Class S
12-31-09
12-31-08	14.39	0.26	(5.80)	(5.54)	0.12	0.50	—	0.62	8.23	(39.68)	1.14	1.14	1.14	2.07	244,440	12
12-31-07	14.49	0.18•	0.20	0.38	0.15	0.33	—	0.48	14.39	2.41	1.15	1.15	1.15	1.22	466,444	23
12-31-06	13.61	0.17	2.56	2.73	0.14	1.71	—	1.85	14.49	21.92	1.18	1.18	1.17	1.28	478,331	20
12-31-05	12.48	0.09	1.13	1.22	0.09	—	—	0.09	13.61	9.88	1.22	1.22	1.22	0.67	380,403	109
ING U.S. Stock Index Portfolio
Class S
12-31-09
12-31-08	12.91	0.21•	(4.96)	(4.75)	0.38	0.11	—	0.49	7.67	(37.35)	0.51	0.51†	0.51†	2.03†	14,414	3
04-30-07(4) - 12-31-07	13.49	0.18•	(0.16)	0.02	0.22	0.38	—	0.60	12.91	0.06	0.51	0.51†	0.51†	2.03†	5,358	4
ING Van Kampen Growth and Income Portfolio
Class S
12-31-09
12-31-08	26.84	0.45	(8.66)	(8.21)	0.85	2.00	—	2.85	15.78	(32.26)	0.90	0.90	0.90	1.86	499,353	43
12-31-07	28.27	0.42•	0.45	0.87	0.43	1.87	—	2.30	26.84	2.59	0.89	0.88	0.88	1.49	857,470	25
12-31-06	27.07	0.42•	3.58	4.00	0.33	2.47	—	2.80	28.27	15.99	0.90	0.90	0.89	1.56	976,161	30
12-31-05	24.85	0.36•	2.12	2.48	0.26	—	—	0.26	27.07	10.07	0.90	0.89	0.89	1.33	852,319	39
ING Wells Fargo Health Sciences Portfolio
Class S
12-31-09
12-31-08	12.72	(0.01)	(3.50)	(3.51)	0.02	0.62	—	0.64	8.57	(28.68)	1.00	1.00†	0.99†	(0.08)†	181,234	56
12-31-07	12.17	0.02	1.01	1.03	0.02	0.46	—	0.48	12.72	8.56	1.00	1.00	0.98	0.14	219,634	81
12-31-06	10.69	0.02	1.46	1.48	—	0.00*	—	0.00*	12.17	13.89	1.02	1.02	1.00	0.14	202,218	37
12-31-05	10.00	0.00*	1.04	1.04	0.00*	0.35	—	0.35	10.69	10.41	1.01	1.01	1.01	(0.04)	166,655	118
ING Wells Fargo Omega Portfolio
Class S
12-31-09
12-31-08	12.80	0.07•	(3.36)	(3.29)	0.02	1.35	—	1.37	8.14	(27.55)	0.85	0.85†	0.84†	0.67†	9,156	46
12-31-07	11.57	0.03	1.32	1.35	0.01	0.11	—	0.12	12.80	11.65	0.85	0.85	0.84	0.17	8,688	30
12-31-06	10.96	0.01	0.60	0.61	—	—	—	—	11.57	5.57	0.85	0.85	0.83	0.07	10,618	123
12-31-05	10.54	(0.02)	0.44	0.42	—	—	—	—	10.96	3.98	0.85	0.85	0.85	(0.23)	8,096	140
See Accompanying Notes to Financial Highlights
205

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Wells Fargo Small Cap Disciplined Portfolio
Class S
12-31-09
12-31-08	10.97	0.08	(3.41)	(3.33)	0.08	1.30	—	1.38	6.26	(32.76)	1.18	1.12†	1.12†	0.78†	20,843	69
12-31-07	11.39	0.08•	(0.50)	(0.42)	—	—	—	—	10.97	(3.69)	1.17	1.12	1.12	0.66	40,176	111
12-31-06	9.73	0.03•	1.88	1.91	0.03	0.22	—	0.25	11.39	19.62	1.19	1.12	1.12	0.32	61,248	62
11-30-05(4) - 12-31-05	10.00	(0.01)	(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.53	1.12	1.12	(1.10)	4,939	1

See Accompanying Notes to Financial Highlights
206

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Since April 29, 2005 J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than $500 or more than $(0.005) or more than (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by the affiliate payments.
207

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Growth and Income Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio	ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING PIMCO Global Advantage Bond
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Sciences Portfolio
ING Wells Fargo Omega Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio
XXXX-S (0410-043010)

^
Prospectus	April 30, 2010

  ING Artio Foreign Portfolio
S2/IJBTX
  ING BlackRock Large Cap Growth Portfolio
S2/IMLTX
  ING BlackRock Large Cap Value Portfolio
S2/IMVTX
  ING Clarion Global Real Estate Portfolio
S2/IRGTX
  ING Clarion Real Estate Portfolio
S2/IVRTX
  ING FMRSM Diversified Mid Cap Portfolio
S2/IFDTX
  ING Franklin Income Portfolio
S2/IIFTX
  ING Global Resources Portfolio
S2/IGRTX
  ING Goldman Sachs Commodity Strategy Portfolio
S2/IBGMX
  ING Janus Contrarian Portfolio
S2/IJCTX
  ING JPMorgan Emerging Markets Equity Portfolio
S2/IJPTX
  ING JPMorgan Small Cap Core Equity Portfolio
S2/IJSTX
  ING Limited Maturity Bond Portfolio
S2/IMBSX
  ING Liquid Assets Portfolio
S2/ITLXX
  ING Lord Abbett Growth and Income Portfolio
S2/ILATX
  ING Marsico Growth Portfolio
S2/IMGTX
  ING Marsico International Opportunities Portfolio
S2/IMARX
  ING MFS Total Return Portfolio
S2/IMTRX
  ING MFS Utilities Portfolio
S2/IMFSX
  ING Morgan Stanley Global Franchise Portfolio
S2/IGFSX
  ING PIMCO Global Advantage Bond Portfolio
S2/XXXXX
  ING PIMCO High Yield Portfolio
S2/IPYSX
  ING PIMCO Total Return Bond Portfolio
S2/IPCTX
  ING Pioneer Equity Income Portfolio
S2/XXXX
  ING Pioneer Fund Portfolio
S2/IPFSX
  ING Pioneer Mid Cap Value Portfolio
S2/IPMCX
  ING T. Rowe Price Capital Appreciation Portfolio
S2/ITCTX
  ING T. Rowe Price Equity Income Portfolio
S2/ITETX
  ING Templeton Global Growth Portfolio
S2/ICGGX
  ING U.S. Stock Index Portfolio
S2/ISIPX
  ING Van Kampen Growth and Income Portfolio
S2/IVITX
  ING Wells Fargo Health Sciences Portfolio
S2/IEHTX
  ING Wells Fargo Omega Portfolio
S2/IEOTX
  ING Wells Fargo Small Cap Disciplined Portfolio
S2/IWSTX

FMRSM is a service mark of Fidelity Management & Research Company

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Artio Foreign Portfolio

Class / Ticker	S2/IJBTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The equity securities in which the Portfolio may invest include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Portfolio normally has a bias towards large companies, but may also invest in smaller companies. For these purposes, large companies include companies with market capitalizations of $10 billion or greater. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of assets) high-risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Portfolio may use derivatives, including futures, options, swaps and forward
1

contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up concentrating on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser uses a combination of both bottom-up and top-down analysis to determine specific investments within Japan.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as “emerging markets.” It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in “growth” or “value” securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. When deemed appropriate, the Sub-Adviser may, from time to time, seek to reduce foreign currency risk by hedging some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate
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share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
MSCI ACW IndexSM Ex-U.S.			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Artio Global Management LLC
Portfolio Managers
Richard Pell	Rudolph-Riad Younes
Portfolio Manager (since 09/03)	Portfolio Manager (since 09/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance
ING Artio Foreign Portfolio
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companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING BlackRock Large Cap Growth Portfolio

Class / Ticker	S2/IMLTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Sub-Adviser defines large-capitalization companies as companies which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above
6

average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® Index securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Growth Index and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Growth Index. These criteria currently include the following: relative prices to earnings and price to book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio; allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and weighted individual stocks within the Russell 1000® Growth Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

ING BlackRock Large Cap Growth Portfolio
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Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S2 shares’ performance (2003-2004), Class S shares’ performance (2005), Class S and Class S2 shares’ performance (2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2			N/A	09/09/02
Russell 1000® Growth Index		[1]	N/A	—
Class S (adjusted)				05/01/02
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)
ING BlackRock Large Cap Growth Portfolio
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PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING BlackRock Large Cap Growth Portfolio
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ING BlackRock Large Cap Value Portfolio

Class / Ticker	S2/IMVTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2009, the lowest capitalization in this group was $[ ] million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Index.

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The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell 1000® Value Index, and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell 1000® Value Index. These criteria currently include the following: relative price-to-earnings and price-to-book ratios; stability and quality of earnings; earnings momentum and growth; weighted median market capitalization of the Portfolio’s investment portfolio; allocation among the economic sectors of the Portfolio’s investment portfolio as compared to the index; and weighted individual stocks within the Russell 1000® Value Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment
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of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BlackRock Investment Management, LLC
Portfolio Managers
Robert C. Doll	Daniel Hanson
Portfolio Manager (since 05/02)	Portfolio Manager (since 03/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon
ING BlackRock Large Cap Value Portfolio
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an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Clarion Global Real Estate Portfolio

Class / Ticker	S2/IRGTX

INVESTMENT OBJECTIVE

The Portfolio seeks high total return consisting of capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.30% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the managment fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of companies
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of any market capitalization, including real estate investment trusts. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.
First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets
ING Clarion Global Real Estate Portfolio
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or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance
ING Clarion Global Real Estate Portfolio
18

assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	05/03/06
S&P Developed Property Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
Steven D. Burton	T. Ritson Ferguson
Portfolio Manager (since 01/06)	Portfolio Manager (since 01/06)
Joseph P. Smith
Portfolio Manager (since 02/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Global Real Estate Portfolio
19

ING Clarion Real Estate Portfolio

Class / Ticker	S2/IVRTX

INVESTMENT OBJECTIVE

The Portfolio seeks total return including capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITS”) and real estate companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

20

The Sub-Adviser may invest in companies of any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase. The Portfolio also may invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser’s investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to product a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to
ING Clarion Real Estate Portfolio
21

market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING Clarion Real Estate Portfolio
22

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
MSCI U.S. REIT® Index			[1]	—
DJ Wilshire Real Estate Securities Index			[1]	—
Class S (adjusted)				01/24/89
MSCI U.S. REIT® Index				—
DJ Wilshire Real Estate Securities Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Clarion Real Estate Securities, LLC
Portfolio Managers
T. Ritson Ferguson	Joseph P. Smith
Portfolio Manager (since 05/09)	Portfolio Manager (since 05/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Clarion Real Estate Portfolio
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ING FMRSM Diversified Mid Cap Portfolio

Class / Ticker	S2/IFDTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations. The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

24

The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act).

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy ”growth“ stocks or ”value“ stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in
ING FMRSM Diversified Mid Cap Portfolio
25

the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: ”investment risk“ and ”borrower default risk.“ Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P MidCap 400 Index			[1]	—
Class S (adjusted)				10/02/00
S&P MidCap 400 Index			[1]	—
ING FMRSM Diversified Mid Cap Portfolio
26

1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Fidelity Management & Research Company
Portfolio Manager
Tom Allen
Portfolio Manager (since 02/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, ”ING“), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING FMRSM Diversified Mid Cap Portfolio
27

ING Franklin Income Portfolio

Class / Ticker	S2/IIFTX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.25% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment-grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade. Higher yields are ordinarily available from
28

securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below “investment-grade” and are sometimes referred to as “junk bonds.” Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The Portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio’s investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including: the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
ING Franklin Income Portfolio
29

decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING Franklin Income Portfolio
30

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	05/03/06
S&P 500® Index		[1]	N/A	—
Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
60% S&P 500® Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Franklin Advisers, Inc.
Portfolio Managers
Charles B. Johnson	Edward D. Perks
Portfolio Manager (since 04/06)	Portfolio Manager (since 04/06)
Alex Peters	Matt Quinlan
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Income Portfolio
31

ING Global Resources Portfolio

Class / Ticker	S2/IGRTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers
32

& Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser’s belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stocks; partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts.

The Portfolio normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

ING Global Resources Portfolio
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Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio
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of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index			[1]	—
S&P North American Natural Resources Sector Index			[1]	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
S&P North American Natural Resources Sector Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi	David Powers
Portfolio Manager (since 01/09)	Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Goldman Sachs Commodity Strategy Portfolio

Class / Ticker	S2/IBGMX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return consisting of capital appreciation and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.35% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments and in other fixed-income and debt instruments. The Portfolio may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Subsidiary”). The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

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Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – UBS Commodity IndexSM (“Index”). The Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

The Portfolio may also gain exposure to the commodity markets by investing up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the same Sub-Adviser and has the same investment objective as the Portfolio. The Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets.

Fixed-Income Investments. The Portfolio invests in investment-grade fixed-income securities. Investment-grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Services or at least Baa3 by Moody’s Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) and other types of fixed-income securities. The average duration will vary. The Portfolio may invest up to 35% of its net assets in foreign securities, including countries with emerging securities markets and other foreign securities and foreign currency transactions. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed-income investments because they typically pay a predetermined rate of return until the security matures.

Non-investment grade fixed-income securities (commonly known as “junk bonds”) tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in repurchase agreements, convertible securities, options, futures, forwards and swaps. The Portfolio may invest in preferred stock, warrants, stock purchase rights and unseasoned companies, and the Portfolio may engage in when issued, delayed deliver and forward commitment transactions. However, the Portfolio will primarily allocate its assets between fixed-income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the Index as its performance benchmark and will attempt to produce returns that correspond to the performance of the Index, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio’s portfolio will reflect greater than 25% exposure to the group of industries represented in the Index, however, if, in the future, industries are added to or removed from representation in the Index, the group of industries in which the Portfolio’s exposure is concentrated will likewise change. Current information on the composition of the index can be found at: www.djindexes.com.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Portfolio. The Subsidiary is not registered under the Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described and could adversely affect the Portfolio.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”.

The Portfolio is “non-diversified” under the 1940 Act, as amended and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase
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agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the
ING Goldman Sachs Commodity Strategy Portfolio
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Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	04/28/08
DJ-UBS Commodity IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Goldman Sachs Asset Management, L.P.
Portfolio Managers
Michael Johnson	Stephen Lucas
Portfolio Manager (since 04/08)	Portfolio Manager (since 04/08)
Samuel Finkelstein
Portfolio Manager (since 01/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Goldman Sachs Commodity Strategy Portfolio
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ING Janus Contrarian Portfolio

Class / Ticker	S2/IJCTX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.74%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with high or improving return on invested capital, strong free cash flow and an attractive risk/reward profile. These companies may also include special situations companies that are misunderstood or unrecognized by the broader market and/or are temporarily out of favor.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%). The Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors, such as financial services or other sectors.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser analyzes companies on an individual basis and selects what they believe to be the best investment opportunities regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio’s investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security’s increase or decrease in value may have a greater impact on the Portfolio’s net asset value or total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
ING Janus Contrarian Portfolio
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decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most
ING Janus Contrarian Portfolio
43

recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index[1]			[2]	—
MSCI ACW IndexSM			[2]	—
Class S (adjusted)				10/02/00
S&P 500® Index[1]			[2]	—
MSCI ACW IndexSM			[2]	—
1	On May 1, 2010, the Portfolio changed its benchmark index from MSCI ACW IndexSM to S&P 500® Index because the S&P 500® Index is considered by the Adviser to be a more appropriate benchmark index reflecting the types of securities in which the Portfolio invests.
2	Reflects index performance since the date closest to the Class’ inception for which data is available. Prior to December 31, 2001, the MSCI ACW IndexSM did not include deduction of withholding taxes. The gross index return is for the period beginning October 1, 2000.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Janus Capital Management LLC
Portfolio Manager
David C. Decker
Portfolio Manager (since 10/00)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING JPMorgan Emerging Markets Equity Portfolio

Class / Ticker	S2/IJPTX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other
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derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets IndexTM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment-grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

ING JPMorgan Emerging Markets Equity Portfolio
46

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely
ING JPMorgan Emerging Markets Equity Portfolio
47

with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
MSCI Emerging Markets IndexSM			[1]	—
Class S (adjusted)				02/19/98
MSCI Emerging Markets IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Ashraf el Ansary	Austin Forey
Portfolio Manager (since 09/05)	Portfolio Manager (since 04/05)
Greg Mattiko	Richard Titherington
Portfolio Manager (since 09/05)	Portfolio Manager (since 02/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
48

or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING JPMorgan Emerging Markets Equity Portfolio
49

ING JPMorgan Small Cap Core Equity Portfolio

Class / Ticker	S2/IJSTX

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth over the long term.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company’s shares.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

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The Portfolio’s equity holdings may include real estate investment trusts, which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio’s income or gain.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

ING JPMorgan Small Cap Core Equity Portfolio
51

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all
ING JPMorgan Small Cap Core Equity Portfolio
52

insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
Russell 2000® Index			[1]	—
Class S (adjusted)				05/01/02
Russell 2000® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	J.P. Morgan Investment Management Inc.
Portfolio Managers
Christopher T. Blum	Glenn Gawronski
Portfolio Manager (since 08/04)	Portfolio Manager (since 07/05)
Dennis S. Ruhl
Portfolio Manager (since 08/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING JPMorgan Small Cap Core Equity Portfolio
53

ING Limited Maturity Bond Portfolio

Class / Ticker	S2/IMBSX

INVESTMENT OBJECTIVE

The Portfolio seeks highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment-grade by a Nationally Recognized Statistical Rating Organization (e.g., Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or BBB- or better by Fitch Ratings (“Fitch”) or, if not rated by Moody’s, S&P or
54

Fitch, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio’s assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio’s objectives:

Active Duration Management.  The average duration of the Portfolio is actively managed relative to the benchmark’s average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

Yield Curve Analysis.  The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

Sector Selection.  Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

Security Selection.  The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

ING Limited Maturity Bond Portfolio
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Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

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An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	04/28/06
Barclays Capital U.S. 1-3 Year Credit Bond Index		[1]	N/A	—
Class S (adjusted)				01/24/89
Barclays Capital U.S. 1-3 Year Credit Bond Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
Christopher Diaz	Peter Guan
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)
Christine Hurtsellers	Mike Hyman
Portfolio Manager (since 01/09)	Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Liquid Assets Portfolio

Class / Ticker	S2/ITLXX

INVESTMENT OBJECTIVE

The Portfolio seeks high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a yield of not less than zero through May 1, 2011. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are not eligible for recoupment. There is no guarantee that this obligation will continue after May 1, 2011. This obligation will continue only if the adviser and distributor elect to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities
58

of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee Dollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are: first, a formal list of high-quality issuers is actively maintained; second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio’s Board of Trustees), are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

An investment in the Portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Although the Portfolio sees to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
ING Liquid Assets Portfolio
59

the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
Class S (adjusted)				01/24/89

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
David S. Yealy
Portfolio Manager (since 11/04)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and
ING Liquid Assets Portfolio
60

12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
ING Liquid Assets Portfolio
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ING Lord Abbett Growth and Income Portfolio (formerly ING Lord Abbett Affiliated Portfolio)

Class / Ticker	S2/ILATX

INVESTMENT OBJECTIVE

The Porfolio seeks long-term growth of capital. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2009, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value.

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The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio’s derivatives investments may include, but are not limited to, options, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are “seasoned,” meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization
ING Lord Abbett Growth and Income Portfolio
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companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2001-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
Russell 1000® Value Index			[1]	—
Class S (adjusted)				02/01/00
Russell 1000® Value Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Lord, Abbett & Co. LLC
Portfolio Managers
Eli M. Salzmann	Lawrence D. Sachs
Portfolio Manager (since 12/05)	Portfolio Manager (since 07/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after
ING Lord Abbett Growth and Income Portfolio
64

an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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65

ING Marsico Growth Portfolio

Class / Ticker	S2/IMGTX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio’s core investments generally may include established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

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If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty,
ING Marsico Growth Portfolio
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risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not
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appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index			[1]	—
Class S (adjusted)				08/14/98
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Managers
Thomas F. Marsico	A. Douglas Rao
Portfolio Manager (since 01/03)	Portfolio Manager (since 02/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for
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administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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ING Marsico International Opportunities Portfolio

Class / Ticker	S2/IMARX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.54%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.20% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the disribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world. The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the United States.

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Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio’s core investments generally may include, established companies and securities that offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indication that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant), suppliers, distributors and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio securities for a variety of reasons, including if, in the opinion of the Sub-Adviser, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, among others.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other
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asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher
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expenses paid by Class S2 shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	12/29/06
MSCI EAFE® Index		[1]	N/A	—
Class S (adjusted)			N/A	05/02/05
MSCI EAFE® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Marsico Capital Management, LLC
Portfolio Manager
James G. Gendelman
Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Total Return Portfolio

Class / Ticker	S2/IMTRX

INVESTMENT OBJECTIVE

The Portfolio seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.66%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

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The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Municipal Obligations  The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Securities  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives
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transactions. Therefore, in those instances in which the Portfolio enters into OTC derivatives transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index			[1]	—
BCAB Index			[1]	—
60% S&P 500® Index/40% BCAB Index Composite			[1]	—
Class S (adjusted)				08/14/98
S&P 500® Index				—
BCAB Index				—
60% S&P 500® Index/40% BCAB Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Nevin P. Chitkara	William P. Douglas
Portfolio Manager (since XX/06)	Portfolio Manager (since XX/04)
Steven R. Gorham	Richard O. Hawkins
Portfolio Manager (since XX/02)	Portfolio Manager (since XX/05)
Joshua P. Marston	Michael W. Roberge
Portfolio Manager (since XX/08)	Portfolio Manager (since XX/02)
Brooks Taylor
Portfolio Manager (since 04/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING MFS Utilities Portfolio

Class / Ticker	S2/IMFSX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.20% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.
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The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

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High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable
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Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs)	Inception Date
Class S2			N/A	12/29/06
S&P 500® Utilities Index		[1]	N/A	—
Class S (adjusted)			N/A	05/02/05
S&P 500® Utilities Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Massachusetts Financial Services Company
Portfolio Managers
Robert D. Persons	Maura A. Shaughnessy
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING MFS Utilities Portfolio
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ING Morgan Stanley Global Franchise Portfolio
(formerly ING Van Kampen Global Franchise Portfolio)

Class / Ticker	S2/IGFSX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.97%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any market capitalization. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from a number of different countries, including the United States.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of the Portfolio’s assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio’s valuation and/or quality.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on
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agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns
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include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
MSCI World IndexSM			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Morgan Stanley Investment Management, Inc.
Portfolio Managers
William D. Lock	Walter B. Riddell
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since XX/XX)
Vladimir Demine
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Global Advantage Bond Portfolio

Class / Ticker	S2/XXXXX

INVESTMENT OBJECTIVE

The Portfolio seeks total return which exceeds that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, consistent with prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]
Acquired Fund Fees and Expenses[2,3]
Total Portfolio Operating Expenses[4]
Waivers, Reimbursements and Recoupments[5]
Net Portfolio Operating Expenses[6]
1	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01% and non-recurring offering expenses of 0.01%.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the advisory fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income instruments that are economically tied to a number of different countries (one of which may be the United States), which may be represented by traditional debt instruments as well as by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of a change in its investment policy.

The Portfolio may invest in derivatives based on fixed-income instruments. It may invest, without limitations, its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchases and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, appreciation of foreign currencies
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or improving credit fundamentals for a particular sector or security. The Portfolio’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may make short sales and short sales “against the box.” The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 10% of its total assets in preferred stocks. In addition, the Portfolio may invest in both investment-grade securities and non-investment grade, high-yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Services, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch Ratings, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The average portfolio duration of this Portfolio varies based on the Sub-Adviser’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Fixed-income instruments include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises (note that securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Since the Portfolio had not commenced operations as of December 31, 2009, there is no annual performance information included.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Mohamed El-Erian
Portfolio Manager (since inception)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO High Yield Portfolio

Class / Ticker	S2/IPYSX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Junk bonds may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment-grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), or Fitch Ratings (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 20% of total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The remainder of the Portfolio’s assets may be invested in investment-grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2009
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was [ ] years. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments such as forwards, options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “buy backs” or “dollar rolls”). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

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Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse
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to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class S2			N/A	12/29/06
Merrill Lynch U.S. High Yield Constrained Index		[1]	N/A	—
Merrill Lynch U.S. High Yield Rated Index		[1]	N/A	—
Class S (adjusted)				05/03/04
Merrill Lynch U.S. High Yield Constrained Index			[1]	—
Merrill Lynch U.S. High Yield Rated Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
Andrew Jessop
Portfolio Manager (since 01/10)
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PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING PIMCO Total Return Bond Portfolio

Class / Ticker	S2/IPCTX

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including
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hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements on fixed-income instruments and reverse repurchase agreements on fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts or swap agreements.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services or Fitch Ratings or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in preferred stocks. The Portfolio may invest up to 30% of its total assets in non-U.S. denominated securities and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”). The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit Derivatives  The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed income securities.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults,
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it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments  The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
BCAB Index			[1]	—
Class S (adjusted)				08/14/98
BCAB Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pacific Investment Management Company LLC
Portfolio Manager
William H. Gross
Portfolio Manager (since 05/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Equity Income Portfolio

Class / Ticker	S2/XXXX

INVESTMENT OBJECTIVE

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.09% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds and equity interests in real estate investment trusts. The Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.

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Generally, the Portfolio acquires debt securities that are investment-grade, but the Portfolio may invest up to 10% of its net assets in below investment-grade debt securities, including convertible debt securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; and good prospects for dividend growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

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Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2008) and Class S2 shares’ performance (2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	XX/XX/XX
Russell 1000® Value Index		[1]	N/A	—
Class S (adjusted)			N/A	05/11/07
Russell 1000® Value Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 11/06)	Portfolio Manager (since 11/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Fund Portfolio

Class / Ticker	S2/IPFSX

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income and capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trust (“REITs”), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

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The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security’s potential to provide a reasonable amount of income.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may
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invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	12/29/06
S&P 500® Index		[1]	N/A	—
Class S (adjusted)			N/A	05/03/05
S&P 500® Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
John A. Carey	Walter Hunnewell, Jr.
Portfolio Manager (since 04/05)	Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Pioneer Mid Cap Value Portfolio

Class / Ticker	S2/IPMCX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.05% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be X.XX% through at least May 1, 2011. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the management fee waiver or the distribution fee waiver will continue after May 1, 2011. These waivers will only renew if the adviser and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap® Value Index measures the performance of U.S. mid-cap value stocks. The size of the
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companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts. The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style.

The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price (private market value is the price an independent investor would pay to own the entire company); and an issuer whose industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of
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decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges
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imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	12/29/06
Russell Midcap® Value Index		[1]	N/A	—
Class S (adjusted)			N/A	04/29/05
Russell Midcap® Value Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Pioneer Investment Management, Inc.
Portfolio Managers
Timothy Horan	J. Rodman Wright
Assistant Portfolio Manager (since 05/06)	Lead Portfolio Manager (since 04/05)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Capital Appreciation Portfolio

Class / Ticker	S2/ITCTX

INVESTMENT OBJECTIVE

The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio’s total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the Portfolio’s investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio’s common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and
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the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Debt securities and convertible bonds may often constitute a significant portion of the Portfolio’s overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. Investments in a company may also be made through privately negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio’s assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio’s investments in convertible securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio’s approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (1) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (2) U.S. government obligations; (3) negotiable certificates of deposit, bankers’ acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (5) repurchase agreements; and (6) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to,
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may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index			[1]	—
Barclays Capital U.S. Government/Credit Bond Index			[1]	—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite			[1]	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
Barclays Capital U.S. Government/Credit Bond Index				—
60% S&P 500® Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
David R. Giroux
Portfolio Manager (since 07/07)
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PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING T. Rowe Price Equity Income Portfolio

Class / Ticker	S2/ITETX

INVESTMENT OBJECTIVE

The Portfolio seeks substantial dividend income as well as long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s portfolio securities generally exceeds the yield on the Portfolio’s benchmark. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons
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including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies, in the aggregate, with one or more of the following: an established operating history; above-average dividend yield relative to the S&P 500® Index; low price/earnings ratio relative to the Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations  A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

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Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
S&P 500® Index			[1]	—
Class S (adjusted)				01/24/89
S&P 500® Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	T. Rowe Price Associates, Inc.
Portfolio Manager
Brian Rogers
Portfolio Manager (since 03/99)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Templeton Global Growth Portfolio

Class / Ticker	S2/ICGGX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Current income is only an incidental consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase
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or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further,
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the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

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[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
MSCI World IndexSM			[1]	—
Class S (adjusted)				10/21/92
MSCI World IndexSM				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Templeton Global Advisors Limited
Portfolio Managers
Lisa F. Myers	Tucker Scott
Portfolio Manager (since 12/05)	Portfolio Manager (since 10/07)
Cindy Sweeting
Portfolio Manager (since 12/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio)

Class / Ticker	S2/ISIPX

INVESTMENT OBJECTIVE

The Portfolio seeks total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for
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the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like its target index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the Index.

In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the Sub-Adviser may invest the entire amount of the Portfolio’s assets in the Index futures, in exchange-traded funds (“ETFs”), or in a combination of the Index futures and ETFs, subject to any limitation on the Portfolio’s investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Index Strategy  The Portfolio might lag its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares. The Portfolio’s actual holding might not match the Index and the Portfolio’s effective exposure to index securities at any given time may not equal 100%. Because the Portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Portfolio shares can also affect performance.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class I shares’ performance (2005-2007) and Class S2 shares’ performance (2008-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class S2			N/A	08/01/07
S&P 500® Index		[1]	N/A	—
Class I (adjusted)				05/03/04
S&P 500® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Manager
Vincent Costa
Portfolio Manager (since 04/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our
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website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Van Kampen Growth and Income Portfolio

Class / Ticker	S2/IVITX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

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Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2000-2002) and Class S2 shares’ performance (2003-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

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Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				09/09/02
Russell 1000® Value Index			[1]	—
Class S (adjusted)				10/04/93
Russell 1000® Value Index				—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Van Kampen
Portfolio Manager
Thomas Bastian	Mark Laskin
Portfolio Manager (since XX/04)	Portfolio Manager (since XX/07)
Mary Jayne Maly	Sergio Marcheli
Portfolio Manager (since 12/08)	Portfolio Manager (since XX/03)
James O. Roeder
Portfolio Manager (since XX/02)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Health Sciences Portfolio (formerly, ING Evergreen Health Sciences Portfolio)

Class / Ticker	S2/IEHTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and that the Sub-Adviser determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio may invest in securities of companies of any market capitalization. In choosing companies in which to invest, the Sub-Adviser looks for strong management, growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may lead to high return on equity and
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consistent high earnings growth. Stocks are selected based on both the Sub-Adviser’s estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the Portfolio against market decline, to maintain the Portfolio’s exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

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Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales  Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose the Portfolio to counterparty risk because the third part may not honor its contract terms.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The bar chart below shows the Portfolio’s Class S shares’ performance (2005-2006) and Class S2 shares’ performance (2007-2009).

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Class S2			N/A	12/29/06
S&P 500® Index		[1]	N/A	—
S&P 1500 Supercomposite Healthcare Index		[1]	N/A	—
Class S (adjusted)				05/03/04
S&P 500® Index			[1]	—
S&P 1500 Supercomposite Healthcare Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Robert Junkin
Portfolio Manager (since 03/07)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Omega Portfolio (formerly, ING Evergreen Omega Portfolio)

Class / Ticker	S2/IEOTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests substantially all of its assets in common stocks of U.S. companies across all market capitalizations. The Portfolio’s Sub-Adviser employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. “Growth” stocks are stocks of companies which the Sub-Adviser believes to have sustainable above-average growth of long-term cash flows. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

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The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2				05/13/04
Russell 1000® Growth Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
Aziz Hamzaogullari
Portfolio Manager (since 06/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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ING Wells Fargo Small Cap Disciplined Portfolio

Class / Ticker	S2/IWSTX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.77%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Other Expenses includes Acquired Fund Fees and Expenses of less than 0.01%.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.33% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement. Subject to recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs . These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index (“Index”) at the time of purchase. The range of the Index was $[ ] million to $[ ] billion, as of December 31, 2009. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

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The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to take advantage of the market’s attention on short-term prospects by focusing on indicators of a company’s long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Focused Investing  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2			N/A	11/30/05
Russell 2000® Value Index			N/A	—
Russell 2000® Index			N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Wells Capital Management, Inc.
Portfolio Manager
James M. Tringas	Bryant VanCronkhite
Portfolio Manager (since 11/05)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for
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administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio (except ING Clarion Global Real Estate Portfolio) is managed by Directed Services LLC (“DSL”); ING Clarion Global Real Estate Portflio is managed by ING Investments, LLC (“ING Investments”) (each an “Adviser” and collectively “Advisers”).

The Portfolios’ shares are classified into up to four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio, unless specifically noted in the Portfolio’s principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION (continued) Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

ING MFS Total Return Portfolio

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) U.S. Government Securities: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. government securities include mortgage-backed securities and other types of collateralized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

ING MFS Utilities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) The Sub-Adviser may invest the Portfolio’s assets in companies of any size. The Sub-Adviser may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. The Sub-Adviser primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. The Sub-Adviser primarily invests the Portfolio’s investments in debt instruments in investment-grade debt instruments, but may also invest in lower quality debt instruments (commonly known as “junk bonds”).

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systemaically evaluate the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The principal investment types in which the Portfolio invests are:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high-yield securities” or “junk bonds,” are debt instruments of less than investment-grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Asset Allocation.  The success of a portfolio’s strategy depends on the sub-adviser’s skill in allocating portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because a portfolio’s assets are allocated between equity and fixed-income securities, the portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Concentration in Healthcare Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, the portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer’s ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

Concentration in Natural Resources Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Real Estate Sector.  As a result of a portfolio concentrating its assets in securities related to a particular industry/sector, a portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, a portfolio could underperform funds that have greater industry diversification. When a portfolio is concentrated in the real estate sector, investments in issuers principally engaged in real estate, including real estate investment trusts, may be subject the portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.

Concentration in Utilities Industry Sector.  A portfolio’s performance will be closely tied to the performance of utilities companies. Utilities companies can react similarly to market, economic, political or regulatory conditions and developments. As a result, the portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following: Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Counterparty.  The entity with whom a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives.  A portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a portfolio either delivers the defaulted bond (if the portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  A portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, ING’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, a portfolio may determine to hold such securities in its portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Focused Investing.  To the extent that a portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If a portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause a portfolio’s income to decline over time.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Index Strategy.  A portfolio’s might lag its target index. The correlation between a portfolio and index performance may be affected by the portfolio’s expenses, and the timing of purchases and redemptions of the portfolio’s shares. A portfolio’s actual holding might not match the Index and the portfolio’s effective exposure to index securities at any given time may not equal 100%. Because a portfolio always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell portfolio shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings.  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for a portfolio. However, there is no assurance that a portfolio will have access to profitable IPOs or that IPOs in which the portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When a portfolio’s asset base is small, the impact of such investments on the portfolio’s return will be magnified. As a portfolio’s assets grow, it is likely that the effect of the portfolio’s investment in IPOs on the portfolio’s return will decline.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  If a sub-adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Non-Diversification.  In some cases, a portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Even though classified as non-diversified, a portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of a portfolio. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a portfolio to be more volatile than if the portfolio had not been leveraged.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the smaller capitalization growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by a portfolio may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Municipal Obligations.  The municipal market in which a portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Over-the-Counter Securities.  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose a portfolio to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which a portfolio enters into OTC derivatives transactions, the portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the portfolio will sustain losses and be less likely to achieve its investment objective.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If a portfolio has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing a portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Real Estate Investment Trusts (“REITs”).  Investments in REITs may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales.  Short sales involve selling a security a portfolio does not own in anticipation that the security’s price will decline. When a portfolio sells a security short and the price of that security rises, it creates a loss for the portfolio. Short sales create leverage and could increase the volatility of a portfolio’s share price. The amount of loss on a short sale is theoretically unlimited. Short sales also expose a portfolio to counterparty risk because the third part may not honor its contract terms.

Short sales expose a portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. When a portfolio must purchase the security it borrowed in a short sale as prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by a portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Special Situations.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments.  A portfolio may purchase or sell securities that it is entitled to receive on a when issued basis, on a delayed delivery basis or through a forward commitment. When issued securities, delayed delivery securities and forward commitments involve the risk that the security a portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio (except for ING Liquid Assets Portfolio) posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio (except for ING Liquid Assets Portfolio) will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

ING Liquid Assets Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceeding calendar month (e.g., month-ending June 30 holdings will be posted July 11).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Advisers

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios, except ING Clarion Global Real Estate Portfolio. ING Investments, an Arizona limited liability company, serves as the investment adviser to ING Clarion Global Real Estate Portfolio. The Advisers have overall responsibility for the management of their respective Portfolios.

On December 29, 2006, an international reorganization was undertaken in which Directed Services, Inc., the former adviser to the Portfolios, except ING Clarion Global Real Estate Portfolio, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, Directed Services, Inc.’s advisory contracts were assumed by DSL.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolios, except ING Clarion Global Real Estate Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. ING Investments provides or oversees all investment advisory and portfolio management services for ING Clarion Global Real Estate Portfolio. ING Investments is registered with the SEC as an investment adviser.

The Advisers are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets. ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately$[ ] billion in assets.

The Advisers receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios or the combined net assets of two or more Portfolios.

Management Fees

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Management Fees
ING Artio Foreign Portfolio	0.87%
ING BlackRock Large Cap Growth Portfolio	0.80
ING BlackRock Large Cap Value Portfolio	0.80
ING Clarion Global Real Estate Portfolio	0.79
ING Clarion Real Estate Portfolio	0.64
ING FMRSM Diversified Mid Cap Portfolio	0.63
ING Franklin Income Portfolio	0.64
ING Global Resources Portfolio	0.64
ING Goldman Sachs Commodity Strategy Portfolio	0.70
ING Janus Contrarian Portfolio	0.74
ING JPMorgan Emerging Markets Equity Portfolio	1.25
ING JPMorgan Small Cap Core Equity Portfolio	0.88
ING Limited Maturity Bond Portfolio	0.26
ING Liquid Assets Portfolio	0.25
ING Lord Abbett Growth and Income Portfolio	0.75
ING Marsico Growth Portfolio	0.77
ING Marsico International Opportunities Portfolio	0.54
ING MFS Total Return Portfolio	0.66
162

MANAGEMENT OF THE PORTFOLIOS (continued)
Management Fees
ING MFS Utilities Portfolio	0.60
ING Morgan Stanley Global Franchise Portfolio	0.97
ING PIMCO Global Advantage Bond Portfolio	0.93
ING PIMCO High Yield Portfolio	0.49
ING PIMCO Total Return Portfolio	0.56
ING Pioneer Equity Income Portfolio	0.65
ING Pioneer Fund Portfolio	0.72
ING Pioneer Mid Cap Value Portfolio	0.64
ING T. Rowe Price Capital Appreciation Portfolio	0.64
ING T. Rowe Price Equity Income Portfolio	0.64
ING Templeton Global Growth Portfolio	0.88
ING U.S. Stock Index Portfolio	0.26
ING Van Kampen Growth and Income Portfolio	0.64
ING Wells Fargo Health Sciences Portfolio	0.75
ING Wells Fargo Omega Portfolio	0.60
ING Wells Fargo Small Cap Disciplined Portfolio	0.77

Each Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Sub-Advisers and Portfolio Managers

The Advisers have engaged one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. Some, but not all, of these sub-advisers are affiliates of DSL and ING Investments.

The Advisers act as ‘‘manager-of-managers’’ for their respective Portfolios . The Advisers delegate to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Advisers’ oversight. The Advisers are responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that DSL or ING Investments would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, an agreement can be terminated by either Adviser or the Portfolios’ Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Advisers may assume day-to-day investment management of the Portfolios.

ING Artio Foreign Portfolio

Artio Global Management LLC

Artio Global Management LLC (“Artio Global” or “Sub-Adviser”), through an intermediary holding company, is a registered investment adviser majority-owned by Artio Global Investors Inc., Artio Global Investors Inc. recently conducted an initial public offering of its common stock which resulted in its shares being listed on the New York Stock Exchange on September
163

MANAGEMENT OF THE PORTFOLIOS (continued) 24, 2009. Currently, the public owns approximately 46.1% of the shares while GAM Holding Ltd. (formerly Julius Baer Holding Ltd.) of Zurich Switzerland owns approximately 27.9% of the shares. The remaining shares are either directly or indirectly owned or controlled by management and employees of Artio Global, including its key portfolio managers, Richard Pell and Rudolph-Riad Younes.

The principal address of Artio Global is 330 Madison Avenue, New York, New York 10017. As of December 31, 2009, Artio Global had over $[ ] billion under management.

The following individuals jointly share responsibility for the day-to-day management of ING Artio Foreign Portfolio.

Richard Pell, Chairman, Chief Investment Officer and Chief Executive Officer, has been with Artio Global since January 1995.

Rudolph-Riad Younes, CFA, Managing Director and Head of International Equity, has been with Artio Global since September 1993.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/30/09	ING Artio Foreign Portfolio	Artio Global Management LLC*
09/23/03	ING Julius Baer Foreign Portfolio	Julius Baer Investment Management LLC**
05/01/02 (inception)	No change	J.P. Morgan Investment Management, Inc.
*	Sub-Adviser name change only.
**	Changed sub-adviser, investment objectives and principal investment strategies.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock Investment Management” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ 08536. As of December 31, 2009, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio are supported by a team of investment professionals who are responsible for investment research and selection. Robert C. Doll, Jr. is the Portfolios’ portfolio manager and Daniel Hanson is the Portfolios’ associate portfolio manager. Mr. Doll is primarily responsible for the day-to-day management of the Portfolios.

Robert C. Doll, CFA, Vice Chairman and Director of BlackRock Investment Management is BlackRock’s Global Chief Investment Officer for Equities and a member of the Executive, Operating and Leadership Committees. Mr. Doll is also head of the U.S. Large Cap Series equity team and has primary portfolio management responsibility for these products. Mr. Doll’s service with BlackRock Investment Management dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock Investment Management in 2006. At MLIM, he served as the President and Chief Investment Office, Senior Portfolio Manager and Team Leader. He was also a member of the Merrill Lynch & Co., Inc. Executive Management Committee and was the Senior Fund Manager of the Merrill Lynch Large Cap Series Funds. Mr. Doll joined MLIM in June 1999 as the Chief Investment Officer for Equities, and later that year was promoted to the position of Global Chief Investment Officer. Prior to joining MLIM, Mr. Doll served as the Chief Investment Officer of Oppenheimer Funds, Inc., during which time he directed a 100-member investment staff and managed the firm’s $100 billion in assets. In addition, he served as a member of the Executive Committee.

Daniel Hanson, CFA, Director and associate portfolio manager is a member of BlackRock’s U.S. Large Cap Series equity team. Mr. Hanson’s service with BlackRock Investment Management dates back to 2003, including his years with MLIM, which merged with BlackRock Investment Management in 2006. At MLIM, he was responsible for fundamental research for large cap equities. Prior to joining MLIM in 2003, he was an investment banker at Bear Stearns advising on equity and debt financings and mergers and acquisitions in the healthcare sector. Earlier at Bear Stearns he was a high-yield
164

MANAGEMENT OF THE PORTFOLIOS (continued) securities analyst, focusing on healthcare and financials. Prior to that, he traded collateralized mortgage obligations, and was assistant portfolio manger in charge of fixed-income accounts at Pine Tree Capital. He began his career on Wall Street as a research analyst for economist Sam Nakagama.
Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
09/30/06	ING BlackRock Large Cap Growth Portfolio	BlackRock Financial Management, Inc.
	Mercury Large Cap Growth Portfolio	Mercury Advisors*
*	On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business (including Mercury Advisors) combined with that of BlackRock, Inc. to create an independent company.

ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio

ING Clarion Real Estate Securities, LLC

ING Clarion Real Estate Securities, LLC, (‘‘ING CRES’’ or ‘‘Sub-Adviser’’), founded in 1969, is a Delaware limited liability company, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING CRES is in the business of providing investment advice to institutional and individual client accounts. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. As of December 31, 2009, ING CRES had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Global Real Estate Portfolio.

Steven D. Burton, Managing Director and Portfolio Manager, is a member of ING CRES’ Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined ING CRES in 1995.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

The following individuals jointly share responsibility for the day-to-day management of ING Clarion Real Estate Portfolio.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined ING CRES in 1997.

ING FMRSM Diversified Mid Cap Portfolio

Fidelity Management & Research Company

While Fidelity Management & Research Company LLC (“FMR LLC” or “Sub-Adviser”) is the sub-adviser to the Portfolio, the day to day management decisions for the Portfolio are made by Fidelity Management & Research Company, Inc. (“FMRC”), a wholly-owned subsidiary of FMR LLC, which serves as sub-sub-adviser to the Portfolio. FMR LLC as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson III and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non–Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, as amended, control of a company is presumed where
165

MANAGEMENT OF THE PORTFOLIOS (continued) one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, as amended, to form a controlling group with respect to FMR LLC.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2009, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of ING FMRSM Diversified Mid Cap Portfolio.

Tom Allen, Vice President of FMR and Portfolio Manager joined Fidelity Investments in 1995. Since that time, Mr. Allen has worked as a research analyst and manager.

ING Franklin Income Portfolio

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin” or “Sub-Adviser”) is a wholly-owned subsidiary of Franklin Resources, Inc. The principal addres of Franklin is One Franklin Parkway, San Mateo, California 94403-1905. As of December 31, 2009, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING Franklin Income Portfolio.

Charles B. Johnson, has served as Chairman of the Board of Franklin Resources, Inc. as well as Director of various Franklin Templeton Funds since 2003. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

Edward D. Perks, CFA is Senior Vice President of Franklin. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Alex Peters [information to be updated].

Matt Quinlan [information to be updated].

ING Goldman Sachs Commodity Strategy Portfolio

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $[ ] billion.

The following individuals jointly share responsibility for the day-to-day management of ING Goldman Sachs Commodity Strategy Portfolio.

Michael Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, Mr. Johnson was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas is head of commodities management for the Global Fixed Income Team. In this role, Mr. Lucas oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

Samuel Finkelstein, Managing Director, is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined the GSAM in 1997.

166

MANAGEMENT OF THE PORTFOLIOS (continued) ING Global Resources Portfolio, ING Limited Maturity Bond Portfolio, ING Liquid Assets Portfolio, and ING U.S. Stock Index Portfolio

ING Investment Management Co.

ING Investment Management Co. (‘‘ING IM’’ or ‘‘Sub-Adviser’’), a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2009, ING IM managed approximately $61.3 billion in assets.

The following individuals jointly share responsibility for the day-to-day management of the ING Global Resources Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities, and materials sectors. Prior to joining ING IM, Mr. Powers has held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
07/16/07	No Change*	ING IM
04/29/05	ING Global Resourses Portfolio*	ING IM
03/01/99	Hard Assets Portfolio	Baring International Investment Limited
*	Change to principal investment strategies.

The following individuals are jointly responsible for the day-to-day management of the ING Limited Maturity Bond Portfolio.

Christopher Diaz, Portfolio Manager, has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolio. Prior to joining ING IM, he was a fixed-income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments. Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products.

Christine Hurtsellers, Portfolio Manager, has been with ING IM since 2005 and leads the fixed-income business for ING IM. From 1999 to 2005, Ms. Hurtsellers worked at Freddie Mac® where she managed ARMs, MBS, CMOs and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has been with ING IM since 2001 and is responsible for managing the investment-grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital. Previously, he managed proprietary fixed-income and derivative portfolios for Société Générale and Yasuda Trust and Bank.

The following individual is responsible for the day-to-day management of the ING Liquid Assets Portfolio.

167

MANAGEMENT OF THE PORTFOLIOS (continued) David S. Yealy, Portfolio Manager, joined ING IM in November 2004. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

The following individual is solely responsible for the day-to-day management of ING U.S. Stock Index Portfolio.

Vincent Costa, Portfolio Manager, is Head of Quantitative Equity, responsible for leading the portfolio management effort and overseeing research for quantitative equity products. These products include index, enhanced index, and active quantitative funds. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management for Quantitative Equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a Senior Portfolio Manager, managing global index and enhanced index products.

ING Janus Contrarian Portfolio

Janus Capital Management LLC

Janus Capital Management LLC (“Janus Capital” or “Sub-Adviser”), together with its predecessors, has served as an investment adviser since 1969 and currently serves as investment adviser or sub-adviser to Separately Managed Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCG”) which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in the financial asset management businesses. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206. As of December 31, 2009, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of ING Janus Contrarian Portfolio.

David C. Decker, CFA, Portfolio Manager, is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.

ING JPMorgan Emerging Markets Equity Portfolio and ING JPMorgan Small Cap Core Equity Portfolio

J.P.Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMorgan” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients. The principal address of JPMorgan is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, JPMorgan and its affiliates had $[ ] trillion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of ING JPMorgan Emerging Markets Equity Portfolio.

Ashraf el Ansary, Portfolio Manager, has been an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Austin Forey, Primary Portfolio Manager and Managing Director, has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Greg Mattiko, CFA and Portfolio Manager, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

168

MANAGEMENT OF THE PORTFOLIOS (continued) Richard Titherington, Managing Director, is the chief investment officer and is head of the Emerging Markets Equity Team. An employee since 1986, Richard transferred to the Pacific Regional Group in 1994. He was appointed as a managing director in April 2001 and appointed global head of the emerging markets business in December 2001. Prior to 1994, Richard was a US and international pension fund manager, working in the UK until he transferred to Hong Kong in 1992. Before joining the firm, Richard spent two years as an analyst with UKPI in London.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
04/29/05	ING JPMorgan Emerging Markets Equity Portfolio	JP Morgan Investment Management Inc.
03/01/04	No Change	ING Investment Management B.V.
02/29/03	No Change	Baring International Investment Limited

The following individuals jointly share responsibility for the day-to-day management of the ING JPMorgan Small Cap Core Equity Portfolio.

Christopher T. Blum, CFA and Managing Director, is the CIO of the U.S. Behavioral Financial Group. An employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at JPMorgan where he focused on structured small-cap core and small-cap value accounts.

Glenn Gawronski, CFA and Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group and has 12 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999.

Dennis S. Ruhl, CFA and Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
11/06/06	ING JPMorgan Small Cap Core Equity Portfolio	No Change
09/03/03	No change*	No Change
05/01/02	ING JPMorgan Small Cap Equity Portfolio	J.P. Morgan Investment Management, Inc.
*	Change to principal investment strategies.

ING Lord Abbett Affiliated Portfolio

Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett” or “Sub-Adviser”). The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2009, Lord Abbett managed $[ ] billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of ING Lord Abbett Growth and Income Portfolio.

Eli M. Salzmann, Partner and Director, joined Lord Abbett in 1997.

169

MANAGEMENT OF THE PORTFOLIOS (continued) Lawrence D. Sachs, Partner and Portfolio Manager, joined Lord Abbett in 2001.
Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
12/01/05	No change	Lord, Abbett & Co. LLC
Since inception	No change	Saloman Brothers Asset Management Inc.

ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio

Marsico Capital Management, LLC

Marsico Capital Management, LLC (“Marsico” or “Sub-Adviser”) was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2009, Marsico had approximately $[ ] billion assets under management.

The following individuals are jointly responsible for the day-to-day management of the ING Marsico Growth Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao, senior analyst and Portfolio Manager, has been with Marsico, or its predecessors, as an investment professional since 2005. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

The following individual is responsible for the day-to-day management of the ING Marsico International Opportunities Portfolio.

James G. Gendelman, Portfolio Manager, joined Marsico in May 2000. Prior to that, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983-1985.

ING MFS Total Return Portfolio and ING MFS Utilities Portfolio

Massachusetts Financial Services Company

Massachusetts Financial Services Company (“MFS” or “Sub-Adviser”) is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. As of December 31, 2009, MFS had approximately $[ ] billion net assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Total Return Portfolio.

Nevin P. Chitkara, Portfolio Manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997.

William P. Douglas, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP.

Steven R. Gorham, Investment Officer of MFS and Portfolio Manager, has been employed in the MFS investment management area since 1992.

Richard O. Hawkins, CFA, Investment Officer of MFS, and Portfolio Manager has been employed in the MFS investment management area since 1988.

170

MANAGEMENT OF THE PORTFOLIOS (continued) Joshua P. Marston serves as a Debt Securities Portfolio Manager and has been employed in the MFS investment management area since 1999.

Michael W. Roberge, Executive Vice President, Chief Investment Officer and Portfolio Manager, has been employed in the MFS investment management area since 1996.

Brooks Taylor, Investment Officer of MFS, Portfolio Manager, and leader of the team, has been employed in the MFS investment management area since 1996.

The following individuals jointly share responsibility for the day-to-day management of the ING MFS Utilities Portfolio.

Robert D. Persons, CFA, is an Investment Officer of MFS and Portfolio Manager. Mr. Persons has been employed in the investment management area of MFS since 2000.

Maura A. Shaughnessy is an Investment Officer of MFS and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

ING Morgan Stanley Global Franchise Portfolio

Morgan Stanley Investment Management, Inc.

Morgan Stanley Investment Management, Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc., including its affiliated asset management companies, managed assets of approximately $[ ] billion.

MSIM Inc. has entered into a sub-advisory agreement whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The following individuals jointly share responsibility for the day-to-day management of the ING Morgan Stanley Global Franchise Portfolio.

William D. Lock has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1994.

Walter B. Riddell has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1995.

Peter J. Wright has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1996.

John S. Goodacre has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 2003.

Christian Derold has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since May 2006. Prior to that, he was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Bruno Paulson, Executive Director, joined Morgan Stanley in 2009. Prior to joining the Morgan Stanley, Mr. Paulson worked for Sanford Bernstein in London as a Senior Analyst for eight years, covering the financial sector, particularly banks and insurers. Previously, he was a manager at the Boston Consulting Group where he focused on the financial services industry.

Vladimir Demine, Executive Director, joined Morgan Stanley in 2009 and has eight years of investment management experience. Prior to joining Morgan Stanley, Mr. Demine worked for UBS Global Asset Management in London, where he was an analyst responsible for stock selection of consumer staples holdings in key client mandates.

171

MANAGEMENT OF THE PORTFOLIOS (continued) ING PIMCO Global Advantage Bond Portfolio, ING PIMCO High Yield Portfolio, and ING PIMCO Total Return Bond Portfolio

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”), a Delaware limited liability company, is a majority-owned subsidiary of Alliance Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2009, PIMCO had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the ING PIMCO Global Advantage Bond Portfolio.

Mohamed El-Erian is Co-CEO and Co-CIO of PIMCO. He rejoined PIMCO in December 2008 after serving two years as President and CEO of Harvard Management Company, the entity that manages Harvard University’s endowment and related accounts, from 2006 to 2008. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group from 1999 to 2006.

The following individual is responsible for the day-to-day management of ING PIMCO High Yield Portfolio.

Andrew Jessop, Portfolio Manager, is an Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009 as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was managing director, portfolio manager, and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

The following individual is responsible for the day-to-day management of the ING PIMCO Total Return Bond Portfolio.

William H. Gross, CFA, Managing Director, Chief Investment Officer, and Portfolio Manager, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO. Mr. Gross has over 30 years of investment experience.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
05/01/09	ING PIMCO Total Return Bond Portfolio	PIMCO
05/01/01	ING PIMCO Core Bond Portfolio*	PIMCO
*	Change to principal investment strategies.

ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, and ING Pioneer Mid Cap Value Portfolio

Pioneer Investment Management, Inc.

Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2009, assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer and its U.S affiliates.

The following individuals jointly share responsibility for the day-to-day management of the ING Pioneer Equity Income Portfolio and ING Pioneer Fund Portfolio. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

John A. Carey, Portfolio Manager, is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

172

MANAGEMENT OF THE PORTFOLIOS (continued) Walter Hunnewell, Jr., Associate Portfolio Manager, is a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.

The following individuals are responsible for management of ING Pioneer Mid Cap Value Portfolio. Mr. Wright serves as the lead Portfolio Manager and is primarily responsible for the day to day management of the Portfolio. Mr. Horan assists in the management of the Portfolio. Mr. Wright and Mr. Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited.

Timothy Horan, Assistant Portfolio Manager, joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright, Portfolio Manager, is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2009, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Capital Appreciation Portfolio.

David R. Giroux, CFA, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. He is President and Chairman of the T. Rowe Price Capital Appreciation Fund. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm’s U.S. Large-Cap Value Strategies.

The following individual is responsible for the day-to-day management of the ING T. Rowe Price Equity Income Portfolio.

Brian Rogers works with a Committee in developing and executing the Portfolio’s investment program. Mr. Rogers is the Chief Investment Officer of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1982.

ING Templeton Global Growth Portfolio

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Templeton Global Advisors” or “Sub-Adviser”) is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton Global Advisors is Lyford Cay, Nassau, Bahamas. As of December 31, 2009, Templeton Global Advisors and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of ING Templeton Global Growth Portfolio. Ms. Sweeting serves as the lead Portfolio Manager of the Portfolio. Mr. Scott and Ms. Myers have secondary portfolio management responsibilities.

Lisa F. Myers, CFA is Executive Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst.

Tucker Scott, CFA, is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for Aeltus Investment Management.

173

MANAGEMENT OF THE PORTFOLIOS (continued) Cindy Sweeting, CFA, is president of Templeton Global Advisors Limited. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997.
Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
12/05/05	ING Templeton Global Growth Portfolio*	Templeton Global Advisors
02/01/00	Capital Guardian Managed Global Portfolio	Capital Guardian Trust Company
*	Change to principal investment strategies.

ING Van Kampen Growth and Income Portfolio

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.” or “Sub-Adviser”) is a registered investment adviser and is a direct subsidiary of Morgan Stanley. The principal address of MSIM Inc. is 522 Fifth Avenue, New York, New York 10036. As of December 31, 2009, MSIM Inc.’s, including its affiliated asset management companies, total assets under management were approximately $[ ] billion.

On October 20, 2009, INVESCO Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of MSIM Inc. (the “Transaction”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid 2010. It is anticipated that, upon the approval of the Boards, a new subadvisory agreement will be entered into with INVESCO Advisers, Inc.

Upon the close of the Transaction, INVESCO Advisers, Inc. (“INVESCO”) will serve as sub-adviser to the above-referenced Portfolio. INVESCO also manages other investment portfolios that encompass a broad range of investment objectives. INVESCO is an indirect wholly-owned subsidiary of INVESCO Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of INVESCO is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2009, INVESCO had approximately $[ ] billion in assets under management.

The following individuals jointly share responsibility for the day-to-day management of the ING Van Kampen Growth and Income Portfolio.

Thomas Bastian, CFA, Managing Director, joined Van Kampen in 2003 in an investment management capacity and has more than 10 years of investment experience. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity.

Mary Jayne Maly, Managing Director, has been associated with Van Kampen in an investment management capacity since 1992.

Sergio Marcheli, Executive Director, has been associated with Van Kampen in an investment management capacity since 2002.

James O. Roeder, Executive Director, joined Van Kampen in 1999 in an investment management capacity and is a member of the Equity Income Team.

Historical adviser/name and strategies information:
Effective Date	Portfolio Name	Adviser
1/30/02	ING Van Kampen Growth and Income Portfolio*	Van Kampen
174

MANAGEMENT OF THE PORTFOLIOS (continued)
*	Change to principal investment strategies.

ING Wells Fargo Health Sciences Portfolio, ING Wells Fargo Omega Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio

Wells Capital Management, Inc.

Wells Capital Management, Inc. (“Wells Capital Management” or “Sub-Adviser”) is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986. The principal address of Wells Capital Management is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, Wells Capital Management managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Health Sciences Portfolio.

Robert Junkin, Portfolio Manager, served as a portfolio manager for John Hancock Financial Services from 2003 to March 2007. Previously, he served as an investment analyst and co-manager for Pioneer Investments from 1997 through 2002.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Health Sciences Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Health Sciences Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of the ING Wells Fargo Omega Portfolio.

Aziz Hamzaogullari is a Managing Director and Senior Portfolio Manager with the Berkley Street Equity Group. He has been with Wells Capital Management or a predecessor since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
[ ]/10	ING Wells Fargo Omega Portfolio	Wells Capital Management Inc.*
Since Inception	ING Evergreen Omega Portfolio	Evergreen Investment Management Company, LLC
*	Sub-adviser name change only.

The following individual is responsible for the day-to-day management of ING Wells Fargo Small Cap Disciplined Portfolio.

James M. Tringas, CFA, CPA, joined Wells Capital Management in 2009 as a portfolio manager. He is also a managing director and senior portfolio manager with the Small Cap Value Team of Evergreen Investment Management Company. Mr. Tringas has been with Evergreen Investment Management Company or one of its predecessor firms since 1994. Prior to that time, he served as a Senior Consultant in the Personal Financial Group of Ernst & Young from 1990 to 1994. Mr. Tringas received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991.

Bryant VanCronkhite, CFA, CPA, is a senior research analyst for the Disciplined Value Equity Team at Wells Capital Management, has been promoted to take on the newly established role of co-portfolio manager for the team. Prior to becoming co-portfolio manager, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004. Earlier, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. He earned a bachelor’s degree and a master’s degree in professional accountancy from the University of Wisconsin–Whitewater and is a certified public accountant. He is a member of the CFA Institute and has earned the right to use the CFA designation.

175

MANAGEMENT OF THE PORTFOLIOS (continued) Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

Performance of a Similarly Managed Mutual Fund

ING Pioneer Equity Income Portfolio has substantially the same investment objectives, policies and investment strategies as an existing mutual fund (“Comparable Fund”) that is sold directly to the public on a retail basis or through variable products and that is advised or sub-advised by Pioneer.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that the sub-adviser of the Portfolio may manage other substantially similar mutual funds, the performance of which is not shown.

While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund’s performance.

The following table shows the average annual total returns of the Comparable Fund for the stated periods ended December 31, 2009, as well as a comparison with the performance of the applicable benchmark(s).

ING Pioneer Equity Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Pioneer Equity Income Fund – Class A (PEQIX)
(Comparable to ING Pioneer Equity Income Portfolio) Pioneer Equity Income Portfolio VCT I
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000® Value Index

The Administrator

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Adviser. DSL does not bear the expenses of brokerage fees and other transactional expenses for securities or other assets (which are
176

MANAGEMENT OF THE PORTFOLIOS (continued) generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and ordinary expenses, such as litigation or indemnification expenses.

Pursuant to an Administrative Services Sub-Contract by and between DSL and ING Funds Services, LLC (“Administrator”), the Administrator provides the aforementioned Portfolios with certain administrative services.

Pursuant to an Administrative Services Agreement with the Trust, ING Funds Services, LLC receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING Clarion Global Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING PIMCO Global Advantage Bond Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

The administrative services provided to all Portfolios include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

177

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity,
178

HOW SHARES ARE PRICED (continued) regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio’s Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
179

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees. The waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. These payments are made to Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
180

HOW TO BUY AND SELL SHARES (continued)

The expense waiver will continue through at least May 1, 2011, but in any event, the Trust will notify shareholders if it intends to pay the Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Portfolio	Class S2
ING Artio Foreign	0.50%
ING BlackRock Large Cap Growth	0.50%
ING BlackRock Large Cap Value	0.50%
ING Clarion Global Real Estate	0.50%
ING Clarion Real Estate	0.50%
ING FMRSM Diversified Mid Cap	0.50%
ING Franklin Income	0.50%
ING Global Resources	0.50%
ING Goldman Sachs Commodity Strategy	0.50%
ING Janus Contrarian	0.50%
ING JPMorgan Emerging Markets Equity	0.50%
ING JPMorgan Small Cap Core Equity	0.50%
ING Limited Maturity Bond	0.50%
ING Liquid Assets	0.50%
ING Lord Abbett Growth and Income	0.50%
ING Marsico Growth	0.50%
ING Marsico International Opportunities	0.50%
ING MFS Total Return	0.50%
ING MFS Utilities	0.50%
ING Morgan Stanley Global Franchise	0.50%
ING PIMCO Global Advantage Bond	0.50%
ING PIMCO High Yield	0.50%
ING PIMCO Total Return Bond	0.50%
ING Pioneer Equity Income	0.50%
ING Pioneer Fund	0.50%
ING Pioneer Mid Cap Value	0.50%
ING T. Rowe Price Capital Appreciation	0.50%
ING T. Rowe Price Equity Income	0.50%
ING Templeton Global Growth	0.50%
ING U.S. Stock Index	0.50%
ING Van Kampen Growth and Income	0.50%
ING Wells Fargo Health Sciences	0.50%
ING Wells Fargo Omega	0.50%
ING Wells Fargo Small Cap Disciplined	0.50%
181

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

182

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and Service Plan, the Portfolios’ Advisers or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Advisers and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Distributor have entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Advisers, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

183

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

184

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. 1-3 Year Credit Bond Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years.

The Barclays Capital U.S. Government/Credit Bond Index is a broad market-weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

The Barclays Capital U.S. Intermediate Government Credit/Bond Index is an unmanaged index composed of securities including U.S. Government Treasury and agency securities.

The Barclays Capital U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities.

The Dow Jones-UBS (“DJ-UBS”) Commodity IndexSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

The Dow Jones (“DJ”) Wilshire Real Estate Securities Index consists of real estate investment trusts and real estate operating companies and is capitalization-weighted.

The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds.

The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

The Merrill Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or Standard & Poor’s.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

The Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

The Russell 1000®Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

185

INDEX DESCRIPTIONS (continued) The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P 500® Utilities Index measures the performance of the utilities sector.

The Standard and Poor’s (“S&P”) 1500 Supercomposite Healthcare Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500® Index, Standard and Poor’s MidCap 400 IndexTM and Standard and Poor’s SmallCap 600 Index, which includes large, medium and small companies, respectively.

The Standard and Poor’s (“S&P”) Developed Property Index is an unmanaged adjusted index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development, rental and investment.

The Standard and Poor’s (“S&P”) MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

The Standard and Poor’s (“S&P”) North American Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 130 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.

186

FINANCIAL HIGHLIGHTS

Because ING PIMCO Global Advantage Bond Portfolio had not commenced operations as of the fiscal year ended December 31, 2009, no financial highlights are included.

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

187

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Artio Foreign Portfolio
Class S2
12-31-09
12-31-08	18.32	0.24	(7.75)	(7.51)	—	1.54	—	1.54	9.27	(43.76)	1.37	1.27†	1.27†	1.69†	41,667	138
12-31-07	16.83	0.17	2.53	2.70	—	1.21	—	1.21	18.32	16.23	1.37	1.27	1.27	0.96	83,194	77
12-31-06	13.04	0.13•	3.66	3.79	—	0.00*	—	0.00*	16.83	29.08	1.39	1.29	1.28	0.90	73,497	62
12-31-05	12.22	0.08•	1.76	1.84	0.00*	1.02	—	1.02	13.04	15.13	1.42	1.32	1.32	0.62	40,914	92
ING BlackRock Large Cap Growth Portfolio
Class S2
12-31-09
12-31-08	12.21	0.01	(4.48)	(4.47)	—	1.18	—	1.18	6.56	(39.21)	1.31	1.06†	1.06†	0.06†	3,174	156
12-31-07	11.45	(0.01)	0.77	0.76	—	—	—	—	12.21	6.64	1.30	1.06	1.06	(0.14)	8,280	195
05-26-06(4) - 12-31-06	11.37	(0.01)	0.91	0.90	—	0.82	—	0.82	11.45	8.03	1.30	1.16	1.16	(0.12)	12	139
01-01-05(5) - 10-02-05	10.44	(0.04)	0.52	0.48	—	—	—	—	10.92	4.60	1.32	1.20	1.20	(0.52)	2,294	78
ING BlackRock Large Cap Value Portfolio
Class S2
12-31-09
12-31-08	13.94	0.10	(4.90)	(4.80)	0.02	0.59	—	0.61	8.53	(35.42)	1.30	1.14†	1.14†	0.67†	2,213	129
12-31-07	13.82	0.06•	0.53	0.59	0.03	0.44	—	0.47	13.94	4.11	1.30	1.14	1.14	0.40	4,304	110
12-31-06	12.26	0.07•	1.89	1.96	0.07	0.33	—	0.40	13.82	16.20	1.30	1.15	1.15	0.53	4,560	103
12-31-05	11.67	0.05	0.54	0.59	—	0.00*	—	0.00*	12.26	5.06	1.32	1.18	1.18	0.45	3,134	170
ING Clarion Global Real Estate Portfolio
Class S2
12-31-09
12-31-08	12.12	0.21•	(5.22)	(5.01)	—	—	—	—	7.11	(41.34)	1.47	1.30†	1.30†	2.02†	1,695	53
12-31-07	13.45	0.14•	(1.13)	(0.99)	0.29	0.01	0.04	0.34	12.12	(7.39)	1.47	1.30	1.30	1.04	2,736	58
05-03-06(4) - 12-31-06	11.05	0.08•	2.60	2.68	0.18	0.10	—	0.28	13.45	24.25	1.58	1.32	1.32	1.02	1,807	37
ING Clarion Real Estate Portfolio
Class S2
12-31-09
12-31-08	28.28	0.48•	(9.92)	(9.44)	0.25	4.58	—	4.83	14.01	(38.60)	1.15	1.04†	1.04†	2.03†	15,855	53
12-31-07	38.74	0.41•	(6.63)	(6.22)	0.37	3.87	—	4.24	28.28	(17.85)	1.14	1.04	1.04	1.16	30,577	40
12-31-06	30.91	0.38•	10.61	10.99	0.43	2.73	—	3.16	38.74	37.41	1.15	1.05	1.05	1.09	40,991	28
12-31-05	27.58	0.42•(a)(b)	4.07(a)(b)	4.49	0.30	0.86	—	1.16	30.91	16.59	1.15	1.05	1.05	1.43†	28,996	24
See Accompanying Notes to Financial Highlights
188

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio
Class S2
12-31-09
12-31-08	15.16	0.04	(5.68)	(5.64)	0.05	0.95	—	1.00	8.52	(39.26)	1.14	1.04†	1.04†	0.30†	34,326	146
12-31-07	13.32	(0.01)	1.91	1.90	0.00*	0.06	—	0.06	15.16	14.28	1.13	1.03	1.03	(0.02)	59,534	147
12-31-06	13.19	0.00*	1.50	1.50	—	1.37	—	1.37	13.32	11.79	1.15	1.05	1.05	0.02	42,398	160
12-31-05	12.24	(0.03)•	1.95	1.92	—	0.97	—	0.97	13.19	16.76	1.24	1.14	1.14	(0.20)	30,511	186
ING Franklin Income Portfolio
Class S2
12-31-09
12-31-08	11.17	0.72	(3.89)	(3.17)	0.29	0.08	—	0.37	7.63	(29.11)	1.28	1.14	1.14	6.57	5,878	38
12-31-07	11.02	0.60•	(0.31)	0.29	0.12	0.02	—	0.14	11.17	2.56	1.28	1.14	1.14	5.32	9,017	30
05-03-06(4) - 12-31-06	9.99	0.33•	0.70	1.03	—	—	—	—	11.02	10.31	1.30	1.14	1.14	4.57	2,917	9
ING Global Resources Portfolio
Class S2
12-31-09
12-31-08	26.01	0.12	(9.04)	(8.92)	0.33	3.83	—	4.16	12.93	(41.09)(a)	1.14	1.04†	1.04†	0.58†	22,534	85
12-31-07	21.63	0.20	6.67	6.87	—	2.49	—	2.49	26.01	33.09	1.14	1.04†	1.04†	0.85†	41,174	166
12-31-06	20.28	0.02•	4.16	4.18	0.02	2.81	—	2.83	21.63	21.19	1.15	1.05	1.05	0.08	31,793	159
12-31-05	15.68	0.09	5.55	5.64	0.14	0.90	—	1.04	20.28	37.54	1.15	1.05	1.05	0.85	22,548	334
ING Goldman Sachs Commodity Strategy Portfolio
Class S2
12-31-09
04-28-08(4) –12-31-08	10.00	0.09•	(4.51)	(4.42)	—	—	—	—	5.58	(44.20)	1.39	1.29†	1.29†	1.63†	2	243
ING Janus Contrarian Portfolio
Class S2
12-31-09
12-31-08	17.58	0.07	(7.99)	(7.92)	0.05	1.86	—	1.91	7.75	(49.07)	1.25	1.14	1.13	0.53	18,751	48
12-31-07	14.81	0.02	3.05	3.07	—	0.30	—	0.30	17.58	20.81	1.24	1.14	1.12	0.19	39,409	112
12-31-06	12.66	0.05	2.73	2.78	0.05	0.58	—	0.63	14.81	22.81	1.28	1.18	1.18	0.37	7,238	34
12-31-05	10.98	0.02•	1.67	1.69	0.01	—	—	0.01	12.66	15.39	1.30	1.20	1.20	0.22	3,756	47
ING JPMorgan Emerging Markets Equity Portfolio
Class S2
12-31-09
12-31-08	26.59	0.30•	(13.29)	(12.99)	0.45	1.23	—	1.68	11.92	(51.37)(a)	1.75	1.65	1.65	1.48	20,682	14
12-31-07	19.45	0.08	7.32	7.40	0.21	0.05	—	0.26	26.59	38.29	1.75	1.65	1.65	0.34	47,835	15
12-31-06	14.58	0.08•	5.06	5.14	0.08	0.19	—	0.27	19.45	35.68	1.76	1.66	1.66	0.50	35,282	5
12-31-05(5)	10.85	0.09•	3.65	3.74	0.01	—	—	0.01	14.58	34.51	1.75	1.65	1.65	0.74	19,785	85
See Accompanying Notes to Financial Highlights
189

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING JPMorgan Small Cap Core Equity Portfolio
Class S2
12-31-09
12-31-08	13.16	0.05	(3.75)	(3.70)	0.03	1.10	—	1.13	8.33	(30.03)	1.38	1.26†	1.26†	0.34†	30,011	62
12-31-07	14.13	0.06	(0.24)	(0.18)	—	0.79	—	0.79	13.16	(1.90)	1.38	1.25	1.25	0.41	50,954	47
12-31-06	12.44	0.01	2.01	2.02	—	0.33	—	0.33	14.13	16.48	1.38	1.26	1.26	0.09	54,106	43
12-31-05	13.32	(0.00)*	0.43	0.43	—	1.31	—	1.31	12.44	3.55	1.39	1.29	1.28	(0.01)	45,413	57
ING Liquid Assets Portfolio
Class S2
12-31-09
12-31-08	1.00	0.02	0.00*	0.02	0.02	—	—	0.02	1.00	2.29	0.78	0.68	0.68	2.06	171,930	—
12-31-07	1.00	0.05	—	0.05	0.05	—	—	0.05	1.00	4.80	0.78	0.68	0.68	4.70	55,304	—
12-31-06	1.00	0.05	—	0.05	0.05	—	—	0.05	1.00	4.51	0.79	0.69	0.69	4.48	20,509	—
12-31-05	1.00	0.03	(0.00)*	0.03	0.03	—	—	0.03	1.00	2.63	0.79	0.69	0.69	2.61	12,828	—
ING Limited Maturity Bond Portfolio
Class S2
12-31-09
12-31-08	11.08	0.43	(0.44)	(0.01)	0.72	0.08	—	0.80	10.27	(0.29)	0.77	0.67†	0.67†	3.97†	1	310
12-31-07	10.70	0.47	0.14	0.61	0.23	—	—	0.23	11.08	5.74	0.77	0.67†	0.67†	4.42†	1	439
04-28-06(4) - 12-31-06	10.80	0.30•	0.02	0.32	0.42	—	—	0.42	10.70	3.06	0.78	0.68†	0.68†	4.16†	1	352
ING Lord Abbett Growth and Income Portfolio
Class S2
12-31-09
12-31-08	12.61	0.13	(4.45)	(4.32)	0.23	1.52	—	1.75	6.54	(36.67)	1.25	1.15†	1.15†	1.31†	1,891	108
12-31-07	12.61	0.12•	0.40	0.52	0.21	0.31	—	0.52	12.61	4.03	1.25	1.15	1.14	0.91	3,429	131
12-31-06	11.94	0.14•	1.79	1.93	0.11	1.15	—	1.26	12.61	17.31	1.25	1.15	1.14	1.12	3,688	48
12-31-05	11.47	0.11•	0.50	0.61	0.14	—	—	0.14	11.94	5.41	1.25	1.15	1.15	0.94	2,803	141
ING Marsico Growth Portfolio
Class S2
12-31-09
12-31-08	18.79	0.08•	(7.66)	(7.58)	0.05	—	—	0.05	11.16	(40.42)	1.28	1.18†	1.18†	0.49†	14,280	76
12-31-07	16.48	0.09	2.22	2.31	—	—	—	—	18.79	14.02	1.27	1.17	1.17	0.49	26,473	51
12-31-06	15.73	(0.02)	0.77	0.75	—	—	—	—	16.48	4.77	1.27	1.17	1.16	(0.15)	24,805	64
12-31-05	14.47	(0.03)•	1.29	1.26	—	—	—	—	15.73	8.71	1.26	1.16	1.14	(0.19)	22,551	72
ING Marsico International Opportunities Portfolio
Class S2
12-31-09
12-31-08	16.95	0.13	(8.00)	(7.87)	0.04	1.40	—	1.44	7.64	(49.66)	1.24	1.08†	1.08†	1.01†	1	122
12-31-07	15.28	0.15	2.80	2.95	0.21	1.07	—	1.28	16.95	20.13	1.22	1.08	1.08	0.97	1	111
12-29-06(4) - 12-31-06	15.28	(0.00)*	—	(0.00)*	—	—	—	—	15.28	—	1.23	1.08	1.08	(1.08)	1	103
See Accompanying Notes to Financial Highlights
190

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Total Return Portfolio
Class S2
12-31-09
12-31-08	18.08	0.41•	(4.18)	(3.77)	0.88	1.61	—	2.49	11.82	(22.44)	1.16	1.06	1.05	2.67	33,529	59
12-31-07	18.87	0.45	0.31	0.76	0.53	1.02	—	1.55	18.08	3.82	1.14	1.04	1.03	2.32	51,016	60
12-31-06	18.12	0.45	1.56	2.01	0.42	0.84	—	1.26	18.87	11.79	1.14	1.04	1.03	2.48	54,492	44
12-31-05	18.71	0.40•	0.08	0.48	0.41	0.66	—	1.07	18.12	2.68	1.14	1.04	1.04	2.18	49,367	51
ING MFS Utilities Portfolio
Class S2
12-31-09
12-31-08	17.83	0.35	(6.50)	(6.15)	0.26	1.75	—	2.01	9.67	(37.71)	1.28	1.18	1.16	2.42	1	67
12-31-07	14.54	0.30	3.67	3.97	0.14	0.54	—	0.68	17.83	27.61	1.27	1.17	1.14	1.88	1	81
12-29-06(4) - 12-31-06	14.54	(0.00)*	—	(0.00)*	—	—	—	—	14.54	—	1.29	1.19	1.17	(1.17)	1	93
ING Morgan Stanley Global Franchise Portfolio
Class S2
12-31-09
12-31-08	16.87	0.34	(5.01)	(4.67)	0.25	1.12	—	1.37	10.83	(28.66)	1.47	1.37	1.37	2.28	53,297	28
12-31-07	15.85	0.29•	1.22	1.51	—	0.49	—	0.49	16.87	9.56	1.46	1.36	1.36	1.73	86,796	26
12-31-06	13.83	0.18	2.65	2.83	0.25	0.56	—	0.81	15.85	21.13	1.48	1.38	1.38	1.30	84,086	16
12-31-05	12.59	0.15•	1.25	1.40	0.02	0.14	—	0.16	13.83	11.19	1.50	1.40	1.40	1.11	66,241	17
ING PIMCO High Yield Portfolio
Class S2
12-31-09
12-31-08	9.90	0.66•	(2.80)	(2.14)	0.68	0.00*	0.06	0.74	7.02	(22.60)	0.99	0.89	0.89	7.48	1	416
12-31-07	10.32	0.67	(0.38)	0.29	0.66	0.05	—	0.71	9.90	2.84	1.00	0.90	0.90	6.57	1	153
12-29-06(4) - 12-31-06	10.32	(0.00)*	—	(0.00)*	—	—	—	—	10.32	—	1.00	0.90	0.90	(0.90)	1	72
ING PIMCO Total Return Bond Portfolio
Class S2
12-31-09
12-31-08	11.41	0.55•	(0.10)	0.45	0.34	0.10	—	0.44	11.42	4.02	1.06	0.96	0.96	4.80	61,402	537
12-31-07	10.85	0.46•	0.46	0.92	0.36	—	—	0.36	11.41	8.77	1.07	0.97	0.97	4.23	47,666	803
12-31-06	10.68	0.40•	0.04	0.44	0.27	—	—	0.27	10.85	4.26	1.10	1.00	1.00	3.72	41,980	750
12-31-05	10.90	0.33•	(0.08)	0.25	0.37	0.10	—	0.47	10.68	2.28	1.09	0.99	0.99	3.07	35,739	760
ING Pioneer Equity Income Portfolio
Class S2
12-31-09
See Accompanying Notes to Financial Highlights
191

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Pioneer Fund Portfolio
Class S2
12-31-09
12-31-08	13.04	0.17	(4.60)	(4.43)	0.22	0.45	0.01	0.68	7.93	(34.96)	1.23	1.09†	1.08†	1.44†	1	13
12-31-07	12.89	0.12•	0.50	0.62	0.16	0.31	—	0.47	13.04	4.66	1.24	1.09	1.09	0.90	1	24
12-29-06(4) - 12-31-06	12.89	(0.00)*	—	(0.00)*	—	—	—	—	12.89	—	1.26	1.11	1.11	(1.11)	1	19
ING Pioneer Mid Cap Value Portfolio
Class S2
12-31-09
12-31-08	12.26	0.11•	(4.05)	(3.94)	0.01	0.66	—	0.67	7.65	(33.38)	1.14	1.04†	1.02†	1.03†	1	91
12-31-07	12.30	0.08	0.63	0.71	0.10	0.65	—	0.75	12.26	5.25	1.14	1.04	1.04	0.64	1	65
12-29-06(4) - 12-31-06	12.30	(0.00)*	—	(0.00)*	—	—	—	—	12.30	—	1.14	1.04	1.04	(1.04)	1	109
ING T. Rowe Price Capital Appreciation Portfolio
Class S2
12-31-09
12-31-08	24.54	0.41•	(6.64)	(6.23)	0.81	2.14	—	2.95	15.36	(27.64)(a)	1.15	1.05	1.04	1.93	70,744	98
12-31-07	26.46	0.55•	0.69	1.24	0.46	2.70	—	3.16	24.54	4.27	1.14	1.04	1.04	2.10	113,774	60
12-31-06	25.03	0.51•	2.90	3.41	0.30	1.68	—	1.98	26.46	14.45	1.15	1.05	1.04	2.00	115,617	58
12-31-05	24.44	0.34•	1.45	1.79	0.33	0.87	—	1.20	25.03	7.59	1.15	1.05	1.05	1.35	91,510	23
ING T. Rowe Price Equity Income Portfolio
Class S2
12-31-09
12-31-08	15.12	0.28	(5.43)	(5.15)	0.48	1.07	—	1.55	8.42	(35.76)(a)	1.15	1.05	1.04	2.33	41,553	33
12-31-07	15.40	0.24•	0.26	0.50	0.21	0.57	—	0.78	15.12	2.95	1.14	1.04	1.04	1.56	69,427	27
12-31-06	13.72	0.21•	2.29	2.50	0.20	0.62	—	0.82	15.40	18.93	1.15	1.04	1.04	1.43	61,853	19
12-31-05	13.70	0.19•	0.30	0.49	0.15	0.32	—	0.47	13.72	3.75	1.15	1.05	1.05	1.41	38,469	18
ING Templeton Global Growth Portfolio
Class S2
12-31-09
12-31-08	14.29	0.27	(5.79)	(5.52)	0.09	0.50	—	0.59	8.18	(39.77)	1.39	1.29	1.29	1.93	3,738	12
12-31-07	14.39	0.17	0.19	0.36	0.13	0.33	—	0.46	14.29	2.31	1.40	1.30	1.30	1.08	8,171	23
12-31-06	13.54	0.14	2.55	2.69	0.13	1.71	—	1.84	14.39	21.71	1.43	1.33	1.32	1.11	8,480	20
12-31-05	12.43	0.06	1.14	1.20	0.09	—	—	0.09	13.54	9.78	1.47	1.37	1.37	0.49	6,469	109
ING U.S. Stock Index Portfolio
Class S2
12-31-09
12-31-08	12.89	0.19•	(4.95)	(4.76)	0.37	0.11	—	0.48	7.65	(37.42)	0.76	0.66†	0.66†	1.96†	12,788	3
08-01-07(4) - 12-31-07	12.79	0.14•	(0.04)	0.10	—	—	—	—	12.89	0.78	0.76	0.66†	0.66†	2.62†	2,005	4
See Accompanying Notes to Financial Highlights
192

FINANCIAL HIGHLIGHTS (continued)Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)(2)(3)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Van Kampen Growth and Income Portfolio
Class S2
12-31-09
12-31-08	26.69	0.41	(8.60)	(8.19)	0.78	2.00	—	2.78	15.72	(32.36)	1.15	1.05	1.05	1.71	44,674	43
12-31-07	28.13	0.37•	0.45	0.82	0.39	1.87	—	2.26	26.69	2.43	1.14	1.04	1.04	1.32	77,135	25
12-31-06	26.96	0.38•	3.56	3.94	0.30	2.47	—	2.77	28.13	15.81	1.15	1.05	1.04	1.40	80,628	30
12-31-05	24.79	0.30•	2.13	2.43	0.26	—	—	0.26	26.96	9.89	1.15	1.05	1.04	1.16	70,395	39
ING Wells Fargo Health Sciences Portfolio
Class S2
12-31-09
12-31-08	12.67	(0.01)•	(3.49)	(3.50)	0.01	0.62	—	0.63	8.54	(28.71)	1.25	1.15†	1.14†	(0.06)†	1	56
12-31-07	12.17	0.00•,*	1.00	1.00	0.04	0.46	—	0.50	12.67	8.38	1.25	1.15	1.13	0.01	1	81
12-29-06(4) - 12-31-06	12.17	(0.00)*	—	(0.00)*	—	—	—	—	12.17	—	1.27	1.17	1.15	(1.15)	1	37
ING Wells Fargo Omega Portfolio
Class S2
12-31-09
12-31-08	12.74	0.06	(3.35)	(3.29)	0.00*	1.35	—	1.35	8.10	(27.63)	1.10	1.00†	0.99†	0.49†	802	46
12-31-07	11.52	0.00•,*	1.33	1.33	—	0.11	—	0.11	12.74	11.52	1.10	1.00	0.99	0.02	1,301	30
12-31-06	10.93	(0.01)	0.60	0.59	—	—	—	—	11.52	5.40	1.10	1.00	0.98	(0.08)	1,331	123
12-31-05	10.53	(0.03)	0.43	0.40	—	—	—	—	10.93	3.80	1.10	1.00	1.00	(0.37)	961	140
ING Wells Fargo Small Cap Disciplined Portfolio
Class S2
12-31-09
12-31-08	10.94	0.06	(3.39)	(3.33)	0.07	1.30	—	1.37	6.24	(32.86)	1.43	1.27†	1.27†	0.63†	369	69
12-31-07	11.38	0.07	(0.51)	(0.44)	—	—	—	—	10.94	(3.87)	1.42	1.27	1.27	0.54	642	111
12-31-06	9.73	0.04•	1.86	1.90	0.03	0.22	—	0.25	11.38	19.52	1.44	1.27	1.27	0.33	1,313	62
11-30-05(4) - 12-31-05	10.00	(0.01)	(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.78	1.27	1.27	(1.27)	1	1

See Accompanying Notes to Financial Highlights
193

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Service 2 Class was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.
(6)	Since April 29, 2005 J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)	There was no impact on total return by the affiliate payments.
194

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Growth and Income Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio	ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING PIMCO Global Advantage Bond
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Sciences Portfolio
ING Wells Fargo Omega Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio
XXXX-S2 (0410-043010)

^
Prospectus	April 30, 2010

  ING American Funds Asset Allocation Portfolio
IALLX
  ING American Funds Bond Portfolio
IABPX
  ING American Funds Growth Portfolio
IAFSX
  ING American Funds Growth-Income Portfolio
IAFGX
  ING American Funds International Portfolio
IFSTX

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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INVESTMENTS

ING American Funds Asset Allocation Portfolio

Ticker	IALLX

INVESTMENT OBJECTIVE

The Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.31
Distribution and/or Shareholder Services (12b-1) Fees[1]	0.70
Other Expenses
Total Portfolio Operating Expenses[1,2]
1	Class 1 shares of the Master Fund do not charge a 12b-1 fee.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 1 shares of the Asset Allocation Fund (“Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

The Master Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500® Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. The Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality) (“junk bonds”).

The Master Fund will vary its mix of equity securities, debt securities and money market instruments and expects, but is not required, to maintain an investment mix falling within the following ranges: 40%-80% in equity securities; 20%-50% in debt securities; and 0%-40% in money market instruments.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Master Fund may allocate assets to an Underlying Fund or market that underperforms other asset classes.

1

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Manager  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the Portfolio’s shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
ING American Funds Asset Allocation Portfolio			N/A	04/28/08
BCAB Index		[1]	N/A	—
S&P 500® Index		[1]	N/A	—
Citigroup BIG Bond Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.
ING American Funds Asset Allocation Portfolio
2

PORTFOLIO MANAGEMENT
Investment Adviser	ING Investments, LLC
Investment Adviser of the Master Fund	Capital Research and Management Company
Portfolio Managers of the Master Fund
Allen N. Berro	James R. Mulally
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
Jeffrey T. Lager	Eugene P. Stein
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds Asset Allocation Portfolio
3

ING American Funds Bond Portfolio

Ticker	IABPX

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize your level of current income and preserve your capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.39
Distribution and/or Shareholder Services (12b-1) Fees[1]	0.60
Other Expenses
Total Portfolio Operating Expenses[1,2]
Waivers, Reimbursements and Recoupments[3]
Net Portfolio Operating Expenses[4]
1	Class 1 shares of the Master Fund do not charge a 12b-1 fee.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The Master Fund’s adviser has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Net Portfolio Operating Expenses would have been X.XX%. This agreement may be terminated by the Master Fund’s adviser at any time.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 1 shares of the Bond Fund (“Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its assets in bonds and other debt securities. The Portfolio will provide shareholders with at least 60 days prior notice of any change in the investment policy.

The Master Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality (“junk bonds”). The Master Fund may invest in debt securities of issuers domiciled outside the United States and may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

4

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Manager  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s shares’ performance from year to year, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

ING American Funds Bond Portfolio
5

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
ING American Funds Bond Portfolio			N/A	11/12/07
Citigroup BIG Bond Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	ING Investments, LLC
Investment Adviser of the Master Fund	Capital Research and Management Company
Portfolio Managers of the Master Fund
David C. Barclay	Mark H. Dalzell
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
David A. Hoag	Thomas H. Hogh
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds Bond Portfolio
6

ING American Funds Growth Portfolio

Ticker	IAFSX

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.32
Distribution and/or Shareholder Services (12b-1) Fees[1]	0.75
Other Expenses
Total Portfolio Operating Expenses[2]
Waivers, Reimbursements and Recoupments[3]
Net Portfolio Operating Expenses[4]
1	The Portfolio does not pay a Shareholder Services Fee. This fee is paid by the corresponding Master Fund. Shareholders of the Class 2 shares of the Master Fund pay only their proportionate share of the Shareholder Services Fee.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The Master Fund’s adviser has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Net Portfolio Operating Expenses would have been X.XX%. This agreement may be terminated by the Master Fund’s adviser at any time.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 2 shares of the Growth Fund (“Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Master Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada. The Master Fund is designed for investors seeking capital appreciation through an investment in stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

7

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Manager  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s shares’ performance from year to year, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
ING American Funds Growth Portfolio				09/02/03
S&P 500® Index			[1]	—
ING American Funds Growth Portfolio
8

1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	ING Investments, LLC
Investment Adviser to the Master Fund	Capital Research and Management Company
Portfolio Managers of the Master Fund
Donnalisa Barnum	Gregg E. Ireland
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
Gregory D. Johnson	Michael T. Kerr
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
Ronald B. Morrow	Christopher D. Buchbinder
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
James B. Lovelace
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds Growth Portfolio
9

ING American Funds Growth-Income Portfolio

Ticker	IAFGX

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.27
Distribution and/or Shareholder Services (12b-1) Fees[1]	0.75
Other Expenses
Total Portfolio Operating Expenses[2]
Waivers, Reimbursements and Recoupments[3]
Net Portfolio Operating Expenses[4]
1	The Portfolio does not pay a Shareholder Services Fee. This fee is paid by the Master Fund. Shareholders of the Class 2 shares of the Master Fund pay only their proportionate share of the Shareholder Services Fee.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The Master Fund’s adviser has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Net Portfolio Operating Expenses would have been X.XX%. This agreement may be terminated by the Master Fund’s adviser at any time.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 2 shares of the Growth-Income Fund (“Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500® Index. The Master Fund is designed for investors seeking both capital appreciation and income.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

10

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Manager  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s shares’ performance from year to year, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
ING American Funds Growth-Income Portfolio				09/02/03
S&P 500® Index			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	ING Investments, LLC
ING American Funds Growth-Income Portfolio
11

Investment Adviser to the Master Fund	Capital Research and Management Company
Portfolio Managers of the Master Fund
James K. Dunton	Donald D. O’Neal
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
Claudia P. Huntington	C. Ross Sappenfield
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
J. Bair Frank	Dylan J. Yolles
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds Growth-Income Portfolio
12

ING American Funds International Portfolio

Ticker	IFSTX

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.49
Distribution and/or Shareholder Services (12b-1) Fees[1]	0.75
Other Expenses
Total Portfolio Operating Expenses[2]
Waivers, Reimbursements and Recoupments[3]
Net Portfolio Operating Expenses[4]
1	The Portfolio does not pay a Shareholder Services Fee. This fee is paid by the Master Fund. Shareholders of the Class 2 shares of the Master Fund pay only their proportionate share of the Shareholder Services Fee.
2	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The Master Fund’s adviser has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Net Portfolio Operating Expenses would have been X.XX%. This agreement may be terminated by the Master Fund’s adviser at any time.
4	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 2 shares of the International Fund (“Master Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests primarily in common stocks of companies located outside the United States.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

13

Currency  To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Master Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Master Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s shares’ performance from year to year, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

ING American Funds International Portfolio
14

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
ING American Funds International Portfolio				09/02/03
MSCI ACW IndexSM Ex-U.S.			[1]	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	ING Investments, LLC
Investment Adviser to the Master Fund	Capital Research and Management Company
Portfolio Managers of the Master Fund
Sung Lee	Christopher M. Thomsen
Portfolio Manager (since XX/XX)	Portfolio Manager (since XX/XX)
Jesper Lyckeus
Portfolio Manager (since XX/XX)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds International Portfolio
15

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios. In addition, the statement of additional information for the Master Funds discusses the types of securities in which the Master Funds invest. You may obtain a copy of the Master Funds’ statement of additional information by contacting the Company or by downloading it from the SEC’s website at http://www.sec.gov.

Each Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolios are managed by ING Investments, LLC (“ING Investments” or “Adviser”).

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although each Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser to a Portfolio or Master Fund anticipates unusual market or other conditions, the Portfolio or Master Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio or Master Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio or Master Fund invests defensively, it may not achieve its investment objective. A Portfolio’s or Master Fund defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

16

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $[ ] billion in assets.

The Adviser, subject to the supervision of the Board, oversees the Portfolios’ day-to-day operations and manages the investment activities of each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio’s assets from the corresponding Master Fund, the Adviser may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio’s assets. The Adviser is not entitled to compensation from the Portfolio while the Portfolio is functioning as a feeder fund. However, if a Portfolio ceases to function as a feeder fund, pursuant to its investment management agreement with the Company, the Adviser may change an annual advisory fee based on a percentage of the Portfolio’s average daily net assets as reflected in the “Adviser” section of the SAI.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolios.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. the Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the the Portfolios’ Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

Adviser to each Master Fund

Capital Resarch and Management Company (“CRMC”), an experienced investment management organization founded in 1931, is a wholly-owned subsidiary of The Capital Group Companies, Inc. and serves as investment adviser to each Master Fund and to other mutual funds, including the American Funds Group. CRMC’s principal office is located at 333 South Hope Street, Los Angeles, CA 90071. As of December 31, 2009, CRMC managed approximately $[ ] billion.

The Portfolios and Master Funds

Each Portfolio’s Master Fund is as follows:

Feeder Fund	Master Fund
ING American Funds Asset Allocation Portfolio	American Funds Asset Allocation Fund (Class 1 shares)
17

MANAGEMENT OF THE PORTFOLIOS (continued)
ING American Funds Bond Portfolio	American Funds Bond Fund (Class 1 shares)
ING American Funds Growth Portfolio	American Funds Growth Fund (Class 2 shares)
ING American Funds Growth-Income Portfolio	American Funds Growth-Income Fund (Class 2 shares)
ING American Funds International Portfolio	American Funds International Fund (Class 2 shares)

The total management fee paid by each Master Fund, as a percentage of average net assets is as follows:

Management Fees
American Funds Asset Allocation Fund	0.31%
American Funds Bond Fund	0.39
American Funds Growth Fund	0.32
American Funds Growth-Income Fund	0.27
American Funds International Fund	0.49

As the manager for each Master Fund, CRMC has overall responsibility for directing each Master Fund’s investments and handling each Master Fund’s business affairs.

Sub-Adviser to each Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a funds’ objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary portfolio managers for the American Funds Asset Allocation Fund are listed below.

Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Allen N. Berro	Senior Vice President - Capital World Investors	10 years	An equity portfolio counselor	19	24
James R. Mulally	Senior Vice President - Fixed Income, Capital Research and Management Company	4 years	Fixed-income portfolio counselor	30	34
Jeffrey T. Lager	Senior Vice President - Capital World Investors	3 years	An equity portfolio counselor	14	15
Eugene P. Stein	Senior Vice President - Capital World Investors	2 years	An equity portfolio counselor	38	39
18

MANAGEMENT OF THE PORTFOLIOS (continued)

The primary portfolio managers for the American Funds Bond Fund are listed below.

Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
David C. Barclay	Senior Vice President-Fixed Income, Capital Research and Management Company	12 years	Fixed-income portfolio counselor	22	29
Mark H. Dalzell	Senior Vice President-Fixed Income, Capital Research and Management Company	5 years	Fixed-income portfolio counselor	22	32
David A. Hoag	Senior Vice President-Fixed Income, Capital Research and Management Company	3 years	Fixed-income portfolio counselor	19	22
Thomas H. Hogh	Senior Vice President - Fixed Income, Capital Research and Management Company	3 years	Fixed-income portfolio counselor	20	23

The primary portfolio managers for the American Funds Growth Fund are listed below.

Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Donnalisa Barnum	Senior Vice President, Capital World Investors	7 years	An equity portfolio counselor	23	28
Gregg E. Ireland	Senior Vice President, Capital World Investors	4 years	An equity portfolio counselor	37	37
Gregory D. Johnson	Senior Vice President, Capital World Investors	3 years	An equity portfolio counselor	16	16
Michael T. Kerr	Senior Vice President, Capital World Investors	5 years	An equity portfolio counselor	24	26
Ronald B. Morrow	Senior Vice President, Capital World Investors	7 years (plus 6 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	12	41
Christopher D. Buchbinder	Senior Vice President, Capital World Investors	2 years	An equity portfolio counselor	14	14
19

MANAGEMENT OF THE PORTFOLIOS (continued)
Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
James B. Lovelace	Senior Vice President, Capital World Investors	2 years	An equity portfolio counselor	27	27

The primary portfolio managers for the American Funds Growth-Income Fund are listed below.

Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
James K. Dunton, (Vice Chairman of the Board)	Senior Vice President, Capital Research Global Investors	26 years (since the Master Fund began operations)	An equity portfolio counselor	48	48
Donald D. O’Neal (President and Trustee)	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	25	25
Claudia P. Huntington (Senior Vice President)	Senior Vice President, Capital Research Global Investors	16 years (plus 5 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	35	37
C. Ross Sappenfield (Vice President)	Senior Vice President, Capital Research Global Investors	11 years	An equity portfolio counselor	18	18
J. Blair Frank	Senior Vice President, Capital Research Global Investors	4 years	An equity portfolio counselor	16	17
Dylan J. Yolles	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	10	13

The primary portfolio managers for the American Funds International Fund are listed below.

Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Sung Lee (Vice President)	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	16	16
20

MANAGEMENT OF THE PORTFOLIOS (continued)
Portfolio Counselor	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Counselor (and Research Professional, if Applicable (approximate))	Portfolio Counselor’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Christopher M. Thomsen	Senior Vice President, Capital Research Global Investors	4 years	An equity portfolio counselor	13	13
Jesper Lyckeus	Senior Vice President, Capital Research Global Investors	4 years (plus 8 years prior experience as a research professional for the Master Fund).	An equity portfolio counselor	15	15

Additional Information Regarding the Portfolio Managers

The Master Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Master Funds.

Performance of the Master Funds

The table below presents total annualized returns of each Master Fund for the periods shown. The information does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds. Performance does not reflect the expenses of the Portfolios or any Variable Contract and performance would be lower if it did.

Average Annual Total Returns (as of December 31,2009)
Master Fund	1 Year	5 Years	10 Years
American Funds Asset Allocation Fund (Class 1)	[ ]%	[ ]%	[ ]%
American Funds Bond Fund (Class 1)	[ ]%	[ ]%	[ ]%
American Funds Growth Fund (Class 2)	[ ]%	[ ]%	[ ]%
American Funds Growth-Income Fund (Class 2)	[ ]%	[ ]%	[ ]%
American Funds International Fund (Class 2)	[ ]%	[ ]%	[ ]%

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets. When the assets of the Portfolios are invested in the Master Funds, the administrative services fees are 0.05%. If the Portfolios do not invest their assets in the Master Funds, the administrative services fees are 0.15%.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolios.

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MANAGEMENT OF THE PORTFOLIOS (continued) The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Master/Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a “feeder fund” which means it invests all of its assets in a separate mutual fund: American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund (each a “Master Fund” and collectively, the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series®. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market risk and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. Each Master Fund may accept investments from multiple feeder funds, which bear the Master Fund’s expenses in proportion to their assets. Each Master Fund may also accept investments directly from separate accounts in connection with Variable Contracts or Qualified Plans.

Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if they do not, a Portfolio may withdraw from the Master Fund and receive eitehr cash or securities in exchange for its interest in the Master Fund. The Board would then consider whether a Portfolio should hire its own investment adviser, invest in a different Master Fund, or take action. Under the master/feeder structure, each Portfolio may also withdraw its investment in the corresponding Master Fund if the Trust’s Board determines that it is in the best interests of the Portfolio and its shareholders to do so.

Any such withdrawal could result in a Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking the Adviser to manage the Portfolio either directly or with a sub-adviser under the investment advisory agreement between the Company and the Adviser, or taking other appropriate action.

Investment of each Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Portfolio, and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio which would result in differences in returns received by those investors.

Information about the Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the American Funds Insurance Series® prospectus. The prospectus for each Master Fund is delivered together with this Prospectus.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Master Fund’s adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Master Fund’s adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  A Master Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Master Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Master Fund’s assets.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, ING’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, a portfolio may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Foreign Investments/Emerging and Developing Markets.  Because a Master Fund invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause a portfolio’s income to decline over time.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a Master Fund’s adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund could realize upon disposition. A Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. A Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

25

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed.

26

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Portfolio will post the quarter-ending June 30 holdings on July 31). Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the ING Funds’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The ING Funds’ website is located at www.ingfunds.com.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share of each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is computed by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds’ Prospectus and SAI.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

28

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the shares. Under the Distribution Plan, each Portfolio makes payment at an annual rate of an amount as noted in the table below of the Portfolio’s average daily net assets attributable to its shares. These payments are made to Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the shares of the Portfolios. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Portfolio has a Shareholder Service Plan (“Service Plan”) for its shares. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to shares of the Portfolios and their shareholders. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Portfolio	Distribution Fee
ING American Funds Asset Allocation	0.45%
ING American Funds Bond	0.35%
ING American Funds Growth	0.50%
ING American Funds Growth-Income	0.50%
ING American Funds International	0.50%

Service Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each Master Fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at a annual rate of 0.25% of its average net assets throughout the month. Shareholders of each Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup Broad Investment-Grade (Big) Bond Index is an unmanaged market index that is a capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer.

The Morgan Stanley Capital International All Country World (“MSCI ACW”) IndexSM Ex-U.S. is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

33

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Portfolio’s shares’ financial performance for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

34

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data of the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on affiliated master fund	Total from investment operations	From net investment income	From net realized gains from affiliated master fund	From return of capital from affiliated master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses excluding expenses of the master fund(2)(3)	Net expenses excluding expenses of the master fund	Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)	Expenses including gross expenses of the master fund(2)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)	Expenses including expenses net of all reductions of the master fund(2)	Portfolio turnover rate of the master fund
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING American Funds Asset Allocation Portfolio
12-31-09
04-28-08(5) - 12-31-08	10.00	0.44•	(3.18)	(2.74)	—	—	—	—	7.26	(27.40)	0.78	—	8.32	150,323	9	1.10	1.07	1.07	36
ING American Funds Bond Portfolio
12-31-09
12-31-08	9.99	1.06•	(2.03)	(0.97)	0.00*	—	0.00*	—	9.02	(9.71)	0.68	—	11.45	263,131	19	1.08	1.04	1.04	63
11-12-07(5) - 12-31-07	10.00	0.41•	(0.42)	(0.01)	—	—	—	—	9.99	(0.10)	0.52	—	30.48	1	0*	0.93	0.89	0.89	57
ING American Funds Growth Portfolio
12-31-09
12-31-08	71.12	0.18•	(29.93)	(29.75)	0.47	4.44	—	4.91	36.46	(44.29)	0.53	—	0.33	1,593,903	16	1.11	1.08	1.08	26
12-31-07	64.29	0.19	7.37	7.56	0.18	0.55	—	0.73	71.12	11.76	0.52	—	0.31	2,532,008	3	1.10	1.07	1.07	40
12-31-06	58.81	0.20•	5.46	5.66	0.11	0.07	—	0.18	64.29	9.65	0.53	—	0.33	2,041,273	1	1.12	1.09	1.09	35
12-31-05	50.88	0.12	7.82	7.94	—	0.01	—	0.01	58.81	15.61	0.52	—	0.27	1,550,350	1	1.12	1.09	1.09	29
ING American Funds Growth-Income Portfolio
12-31-09
12-31-08	44.55	0.46•	(16.94)	(16.48)	0.55	1.50	—	2.05	26.02	(38.19)	0.54	—	1.27	1,109,781	11	1.07	1.04	1.04	31
12-31-07	43.90	0.49•	1.54	2.03	0.46	0.92	—	1.38	44.55	4.49	0.52	—	1.07	1,649,579	3	1.04	1.02	1.02	24
12-31-06	38.72	0.47•	5.15	5.62	0.29	0.15	—	0.44	43.90	14.61	0.53	—	1.14	1,427,375	1	1.06	1.03	1.03	25
12-31-05	36.93	0.38•	1.57	1.95	0.13	0.03	—	0.16	38.72	5.29	0.52	—	1.00	1,063,647	1	1.06	1.04	1.04	20
ING American Funds International Portfolio
12-31-09
12-31-08	26.26	0.29•	(10.94)	(10.65)	0.38	1.24	—	1.62	13.99	(42.46)	0.54	—	1.44	990,692	23	1.31	1.26	1.26	52
12-31-07	22.56	0.28•	4.07	4.35	0.23	0.42	—	0.65	26.26	19.41	0.52	—	1.15	1,608,774	6	1.29	1.24	1.24	41
12-31-06	19.24	0.27•	3.24	3.51	0.15	0.04	—	0.19	22.56	18.35	0.53	—	1.30	1,126,589	4	1.32	1.27	1.27	29
12-31-05	16.03	0.23•	3.10	3.33	0.09	0.03	—	0.12	19.24	20.92	0.52	—	1.33	718,768	2	1.34	1.29	1.29	40
See Accompanying Notes to Financial Highlights
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Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.500%.
36

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING American Funds Asset Allocation Portfolio ING American Funds Bond Portfolio ING American Funds Growth Portfolio ING American Funds Growth-Income Portfolio ING American Funds International Portfolio
XXXX (0410-043010)

^
Prospectus	April 30, 2010

  ING American Funds World Allocation Portfolio
IAWAX

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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INVESTMENTS

ING American Funds World Allocation Portfolio

Ticker	IAWAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Management Fees	0.10
Distribution and Shareholder Services (12b-1) Fees	0.50
Administrative Services Fee	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.79% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current agreement or upon termination of the management agreement.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that invest in U.S. stocks, international stocks, U.S. bonds and other fixed-income investments.

The Portfolio’s current approximate Target Allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: equity securities - 70%; and fixed-income securities - 30%. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; and domestic and international real estate stocks, including real estate investment trusts.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long- and short-term bonds; high-yield bonds (commonly referred to as “junk bonds”); and treasury inflation protected securities.

1

The Portfolio’s actual allocation between equities and fixed-income securities is generally within a range of plus or minus 10% of the Portfolio’s Target Allocation. The Portfolio intends to rebalance at least quarterly to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), Target Allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue its stated investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

ING American Funds World Allocation Portfolio
2

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth-or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor securities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Investment Trusts (“REITs”)  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks).

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the Portfolio’s shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING American Funds World Allocation Portfolio
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)	Inception Date
Performanc			N/A	XX/XX/XX
BCAB Index		[1]	N/A	—
MSCI ACW IndexSM Ex-U.S.		[1]	N/A	—
75% MSCI ACW IndexSM Ex-U.S./25% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 12/05)	(since 08/09)
Paul Zemsky*, CFA
(since 12/05)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING American Funds World Allocation Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

The Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“ING IM” or “Consultant”) serves as a consultant to the Adviser in managing the Portfolio.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

The Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to the Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. The Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objective

The Portfolio’s investment objective is non-fundamental and may be changed, upon approval of the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in the non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities (such as stocks and bonds) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Asset Allocation Process

The Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. The Adviser determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds (“Target Allocations”).

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to determine the optimal allocation targets and ranges for the Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)	the investment objective of the Portfolio and each of the Underlying Funds;
(ii)	economic and market forecasts;
(iii)	proprietary and third-party reports and analysis;
(iv)	the risk/return characteristics, relative performance, and volatility of Underlying Funds; and
(v)	the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, the Portfolio’s actual allocations will vary somewhat from the Target Allocations, although the percentages generally will remain within the specified ranges. The Adviser or the Asset Allocation Committee may invest in the Underlying Funds so that the Portfolio’s actual allocation between equities and fixed-income securities is generally within a range of plus or minus 10% of the Portfolio’s Target Allocation. Actual allocation may be different from the Target Allocations because of, for example, change to the Underlying Funds’ asset values due to market movements. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

The Adviser may rebalance the Portfolio on a periodic basis to attain the Target Allocations. In addition, the Adviser monitors variances from the Target Allocations. When the Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. If the Adviser believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolio’s principal risks as a result of the Portfolio’s investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.
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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

Underlying Fund: American Funds Insurance Series Asset Allocation Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

Main Investments: May invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in S&P 500® Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities, rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality (“junk bonds”). The fund will vary its mix of equity securities, debt securities and money market instruments. Under normal conditions the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2008, the fund was approximately 64% invested in equity securities, 26% invested in debt securities and 10%invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Main Risks: Asset allocation, call, company, credit, currency, emerging markets, equity securities, foreign investments, high-yield, income, interest rate, investment by other funds, liquidity, manager, market, and U.S. government securities and obligations.

Underlying Fund: American Funds Insurance Series Blue Chip Income and Growth Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500® Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Main Investments: Invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of equity assets in the stocks of companies in business for five or more years (including predecessor companies) at least 90% of equity assets in the stocks of companies that pay regular dividends, and at least 90% its equity in the stocks of companies whose debt securities are rated at least investment-grade.

Main Risks: Company, equity securities, investment by other fund, manager, market, market capitalization, and mid-capitalization company.

Underlying Fund: American Funds Insurance Series Bond Fund

Investment Adviser: Capital Research and Management Company

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Maximize current income and preserve capital.

Main Investments: Invests at least 80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated by determined to be of equivalent quality (“junk bonds”). The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

Main Risks: Call, company, convertible securities, credit, currency, equity securities, foreign investments, high-yield, income, interest rate, investment by other funds, liquidity, manager, market, and U.S. government securities and obligations.

Underlying Fund: American Funds Insurance Series Cash Management Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Provide opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity.

Main Investments: Invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. The value of these securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest in securities issued by entities domiciled outside the United States and Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States and Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

Main Risks: Credit, income, foreign investments, interest rate, investment by other funds, liquidity, manager, mortgage-related securities, and U.S. government securities and obligations.

Underlying Fund: American Funds Insurance Series Global Bond Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Provide, over the long term, a high level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

Main Investments: Invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollar. The fund may also invest in lower quality, higher-yielding debt securities commonly known as “junk-bonds.” The fund invests in foreign investments including emerging markets securities. The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the value of other currencies relative to the U.S. dollar. The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Main Risks: Credit, currency, foreign investments/emerging and developing markets, high-yield, income, interest rate, investment by other funds, issuer non-diversification, liquidity, and manager.

Underlying Fund: American Funds Insurance Series Global Discovery Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. Providing current income is a secondary consideration.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: May invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation.

Main Risks: Call, company, credit, currency, equity securities, focused investing, foreign investments/emerging and developing markets, growth investing, high-yield, income, interest rate, investment by other funds, liquidity, manager, and market.

Underlying Fund: American Funds Insurance Series Global Growth and Income Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time and provide current income by investing primarily in stocks of well-established companies located around the world.

Main Investments: Invests primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, and market capitalization.

Underlying Fund: American Funds Insurance Series Global Growth Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time by investing primarily in common stocks of companies located around the world.

Main Investments: Invests primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, and market capitalization.

Underlying Fund: American Funds Insurance Series Global Small Capitalization Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time by investing primarily in stocks of smaller companies located around the world.

Main Investments: Invests at least 80% of its assets in equity securities of companies with small market capitalizations (defined as those with market capitalizations of $3.5 billion or less), measured at the time of purchase. However, the fund’s holdings of small-capitalization stocks may fall below the 80% threshold due to subsequent market action.

Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, market capitalization, and small-capitalization company.

Underlying Fund: American Funds Insurance Series Growth Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

Main Investments: Invests in common stocks of companies that appear to offer superior opportunities for capital growth. The fund may invest in the securities of issuers representing a broad range of market capitalization. The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, and market capitalization.

Underlying Fund: American Funds Insurance Series Growth-Income Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Main Investments: Invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500® Index.

Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, and market capitalization.

Underlying Fund: American Funds Insurance Series High-Income Bond Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities.

Main Investments: Invests at least 65% of its assets in higher yielding and generally lower quality debt securities, rated Ba1 or below by Moody’s Investors Service, Inc. or BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality (“junk bonds”). In response to recent disruptions in the market for lower quality debt securities, the fund’s investment adviser expects that, from time to time, it may be prudent for the fund to hold a larger percentage of its assets in cash and higher rated debt securities for temporary defensive purposes. The fund may also invest up to 25% of its assets in securities domiciled outside of the United States. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

Main Risks: Company, call, convertible securities, credit, currency, equity securities, foreign investments, high-yield, income, interest rate, investment by other funds, liquidity, manager, and market.

Underlying Fund: American Funds Insurance Series International Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time by investing primarily in common stocks of companies located outside the United States.

Main Investments: Invests primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Main Risks: Company, equity securities, foreign investments/emerging and developing markets, growth investing, investment by other funds, liquidity, manager, market, and market capitalization.

Underlying Fund: American Funds Insurance Series International Growth and Income Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Long-term growth of capital while providing current income.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests primarily in stocks of larger, well-established companies located outside the United States, including emerging countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

Main Risks: Company, credit, equity securities, foreign investments/emerging and developing markets, investment by other funds, growth investing, liquidity, manager, market, market capitalization, and U.S. government securities and obligations.

Underlying Fund: American Funds Insurance Series New World Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Make investments grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Main Investments: Invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determined that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based on qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in non-qualified developing countries.

Main Risks: Call, company, convertible securities, credit, equity securities, foreign investments/emerging and developing markets, high-yield, income, interest rate, investment by other funds, issuer non-diversification, liquidity, manager, market, market capitalization, and U.S. government securities and obligations.

Underlying Fund: American Funds Insurance U.S. Government/AAA-Rated Securities Fund

Investment Adviser: Capital Research and Management Company

Investment Objective: Provide a high level of current income, as well as to preserve investments.

Main Investments: Invest at least 80% of its assets in securities that are guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa by Moody’s Investors Service, Inc. or AAA by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuers. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation and are neither issued nor guaranteed by the U.S. Treasury.

Main Risks: Call, credit, income, interest rate, investment by other funds, liquidity, manager, mortgage-related securities, and U.S. government securities and obligations.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  In some cases, an Underlying Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

Management Fee

The Adviser receives a monthly fee of 0.10% of the Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolio’s portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolio.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolio and may engage one or more sub-advisers to provide day to day management of the Portfolio. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. the Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio’s Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolio.

The Asset Allocation Committee

An Asset Allocation Committee of the Adviser reviews the allocation of the Portfolio’s assets. The members of the Asset Allocation Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

William A. Evans, CFA, Vice President, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

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MANAGEMENT OF THE PORTFOLIO (continued) Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Asset Allocation Committee

The SAI provides additional information about each Asset Allocation Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.10% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Underlying Funds’ adviser or sub-adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinon of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Services Plan

The Portfolio has a Distribution Plan (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the shares of the Portfolio. Under the Distribution Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.35% of the Portfolio’s daily net assets. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Portfolio has a Shareholder Services Plan. Under the Shareholder Services Plan, payments are made to the Distributor for shareholder services provided by securities dealers (including the Distributor) and other financial intermediaries and plan administrators. Under the Shareholder Services Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

23

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Distribution and/or Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meet certain target levels or increase over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

24

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Morgan Stanley Capital International (“MSCI”) World IndexSM Ex-U.S. is It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

26

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand the Portfolio’s shares’ financial performance for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

27

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING American Funds World Allocation Portfolio
12-31-09
09-29-08(5) - 12-31-08	10.00	0.43•	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
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TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING American Funds World Allocation Portfolio
XXXX (0410-043010)

^
Prospectus	April 30, 2010

  ING Franklin Templeton Founding Strategy Portfolio
ADV/ITFAX

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Franklin Templeton Founding Strategy Portfolio

Class / Ticker	ADV/ITFAX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Income is a secondary consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.00
Distribution and/or Shareholder Services (12b-1) Fees	0.75
Administrative Services Fee	0.05
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.74% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the 0.50% distribution fee through May 1, 2011. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current agreement or upon termination of the management agreement. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The waiver will only renew if the distributor elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisors, Inc.; Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”) on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds: ING Franklin Income Portfolio; ING Franklin Mutual Shares Portfolio; and ING Templeton Global Growth Portfolio.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio’s administrator.

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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

ING Franklin Templeton Founding Strategy Portfolio
2

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING Franklin Templeton Founding Strategy Portfolio
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
MSCI World IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Templeton Founding Strategy Portfolio
4

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

The Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”) and Service Class (“Class S”). The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

The Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to the Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. The Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5

KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objectives

The Portfolio’s investment objectives are non-fundamental and may be changed, upon approval of the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities such as stocks and bonds. The Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolio’s principal risks as a result of the Portfolio’s investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.
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MORE INFORMATION ABOUT THE PORTFOLIO (continued)

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause an Underlying Fund’s income to decline over time.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities,
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MORE INFORMATION ABOUT THE PORTFOLIO (continued) which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

Underlying Fund: ING Franklin Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Main Investments: Invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment-grade. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.

Main Risks: Call, convertible securities, counterparty, credit, equity securities, foreign investments, high-yield, income, interest rate, liquidity, manager, market, other investment companies, securities lending, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly (up to 100% of its assets) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.

Main Risks: Company, convertible securities, counterparty, credit, currency, derivatives, equity securities, foreign investments, high-yield, investment model, liquidity, manager, market capitalization, other investment companies, risk arbitrage securities and distressed companies, securities lending, small-capitalization company, sovereign debt and value investing.

Underlying Fund: ING Templeton Global Growth Portfolio

Investment Adviser: Directed Services LLC

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Templeton Global Advisors Limited

Investment Objective: Capital appreciation. Current income is only an incidental consideration.

Main Investments: Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

Main Risks: Call, company, convertible securities, counterparty, currency, derivatives, equity securities, foreign investments and emerging and developing markets, liquidity, manager, market, other investment companies, securities lending, sovereign debt, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser does not receive an advisory fee.

For information regarding the basis for the Board approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolio’s portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolio.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the Sub-Adviser of the Portfolio the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the the Portfolio’s Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.05% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

15

MANAGEMENT OF THE PORTFOLIO (continued) The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
16

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Underlying Funds’ adviser or sub-adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

17

HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinon of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

The Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio. The Distributor has agreed to waive 0.15% of the distribution fees. The waiver will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

18

FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

19

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meet certain target levels or increase over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

20

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

21

INDEX DESCRIPTIONS

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

22

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS

The Portfolio commenced operations on April 30, 2007. The Portfolio, as stated previously, is a fund-of-funds, which invests equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Franklin Mutual Shares Portfolio, and ING Templeton Global Growth Portfolio (“ING Underlying Funds”), each of which is modeled after another currently existing fund. These currently existing funds are: Franklin Income Fund advised by Franklin Advisers, Inc., Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC and Templeton Growth Fund advised by Templeton Global Advisors Limited (“Existing Underlying Funds”). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the back-tested results of the Portfolio’s allocation strategy (the “Franklin Founding Strategy”). The back-tested results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio’s risks.

The past performance of the Existing Underlying Funds and the back-tested performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and the Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds’ performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds’ performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The back-tested performance shown for the Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds’ performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
  Although the Portfolio is modeled after the Franklin Founding Srategy, the Adviser may: (1) change the percentage of the Portfolio’s assets allocated to any ING Underlying Fund at any time in the future; and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.
  The Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser’s discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds’ performance and the Franklin Founding Strategy’s hypothetical performance.
  Performance information - a bar chart and a table - is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.
  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of an Existing Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and the Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the Portfolio. The performance (and back-tested performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those funds during
23

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)
  the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.
  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.
24

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Founding Strategy

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio has been allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the back-tested results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds, pursuant to the Franklin Founding Strategy, to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the S&P 500® Index and Barclays Capital U.S. Aggregate Bond (“BCAB”) Index (collectively, “Indices”). The returns of the indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The back-tested returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The back-tested returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the Franklin Founding Strategy under-performed certain Indices in certain years.

THE BELOW DATA IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Founding Strategy Back-Tested Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Back-Tested Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares
S&P 500® Index
BCAB Index
The back-tested performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the back-tested Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The back-tested returns presented in the Franklin Founding Strategy reflect performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and do not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material
25

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued) impact on the back-tested returns presented.
26

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Income Fund

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of two broad measures of market performance - the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index. The returns of the S&P 500® Index and the BCAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Income Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Income Fund, Class A Shares
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
BCAB Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.
27

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Mutual Shares Fund

The bar chart and table below show the changes in the performance of Franklin Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the S&P 500® Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Franklin Mutual Shares Fund as of December 31, 2009 were $[ ] million across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Mutual Shares Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Mutual Shares Fund, Class A Shares
Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.
28

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Templeton Growth Fund

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the Morgan Stanley Capital International (“MSCI”) World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Templeton Growth Fund, Class A(1)(2) Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	[ ]%
Worst:	Quarter	:	[ ]%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A Return(1)(2)
MSCI World IndexSM
(1)	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each ING Underlying Fund to calculate their and the Portfolio’s performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
(2)	Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.
29

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand the Portfolio’s Class ADV shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

30

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Franklin Templeton Founding Strategy Portfolio
ADV Class
12-31-09
12-31-08	9.68	0.16	(3.65)	(3.49)	—	0.00*	—	0.00*	6.19	(36.04)	0.84	0.69	0.69	2.01	1	12
04-30-07(5) - 12-31-07	10.00	0.03	(0.35)	(0.32)	—	—	—	—	9.68	(3.20)	0.84	0.69	0.69	0.51	1	4

Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratio do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
*	Amount is less than $0.005.
31

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Franklin Templeton Founding Strategy Portfolio
XXXX-ADV (0410-043010)

^
Prospectus	April 30, 2010

  ING Franklin Templeton Founding Strategy Portfolio
I/ITFIX

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Franklin Templeton Founding Strategy Portfolio

Class / Ticker	I/ITFIX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Income is a secondary consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.00
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fee	0.05
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.14% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current agreement or upon termination of the management agreement.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisors, Inc.; Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”) on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds: ING Franklin Income Portfolio; ING Franklin Mutual Shares Portfolio; and ING Templeton Global Growth Portfolio.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio’s administrator.

1

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

ING Franklin Templeton Founding Strategy Portfolio
2

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
ING Franklin Templeton Founding Strategy Portfolio
3

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
MSCI World IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Franklin Templeton Founding Strategy Portfolio
4

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

The Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”) and Service Class (“Class S”). The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

The Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to the Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. The Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5

KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

6

MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objectives

The Portfolio’s investment objectives are non-fundamental and may be changed, upon approval of the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities such as stocks and bonds. The Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolio’s principal risks as a result of the Portfolio’s investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.
7

MORE INFORMATION ABOUT THE PORTFOLIO (continued)

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause an Underlying Fund’s income to decline over time.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities,
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MORE INFORMATION ABOUT THE PORTFOLIO (continued) which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

Underlying Fund: ING Franklin Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Main Investments: Invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment-grade. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.

Main Risks: Call, convertible securities, counterparty, credit, equity securities, foreign investments, high-yield, income, interest rate, liquidity, manager, market, other investment companies, securities lending, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly (up to 100% of its assets) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.

Main Risks: Company, convertible securities, counterparty, credit, currency, derivatives, equity securities, foreign investments, high-yield, investment model, liquidity, manager, market capitalization, other investment companies, risk arbitrage securities and distressed companies, securities lending, small-capitalization company, sovereign debt and value investing.

Underlying Fund: ING Templeton Global Growth Portfolio

Investment Adviser: Directed Services LLC

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Templeton Global Advisors Limited

Investment Objective: Capital appreciation. Current income is only an incidental consideration.

Main Investments: Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

Main Risks: Call, company, convertible securities, counterparty, currency, derivatives, equity securities, foreign investments and emerging and developing markets, liquidity, manager, market, other investment companies, securities lending, sovereign debt, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser does not receive an advisory fee.

For information regarding the basis for the Board approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolio’s portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolio.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the Sub-Adviser of the Portfolio the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the the Portfolio’s Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.05% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

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MANAGEMENT OF THE PORTFOLIO (continued) The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Underlying Funds’ adviser or sub-adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinon of the Adviser, is at risk of losing) its Qualified Plan status.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

19

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio’s Adviser or Distributor (collectively “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meet certain target levels or increase over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

20

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

21

INDEX DESCRIPTIONS

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

22

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS

The Portfolio commenced operations on April 30, 2007. The Portfolio, as stated previously, is a fund-of-funds, which invests equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Franklin Mutual Shares Portfolio, and ING Templeton Global Growth Portfolio (“ING Underlying Funds”), each of which is modeled after another currently existing fund. These currently existing funds are: Franklin Income Fund advised by Franklin Advisers, Inc., Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC and Templeton Growth Fund advised by Templeton Global Advisors Limited (“Existing Underlying Funds”). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the back-tested results of the Portfolio’s allocation strategy (the “Franklin Founding Strategy”). The back-tested results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio’s risks.

The past performance of the Existing Underlying Funds and the back-tested performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and the Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds’ performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds’ performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The back-tested performance shown for the Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds’ performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
  Although the Portfolio is modeled after the Franklin Founding Srategy, the Adviser may: (1) change the percentage of the Portfolio’s assets allocated to any ING Underlying Fund at any time in the future; and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.
  The Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser’s discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds’ performance and the Franklin Founding Strategy’s hypothetical performance.
  Performance information - a bar chart and a table - is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.
  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of an Existing Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and the Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the Portfolio. The performance (and back-tested performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those funds during
23

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)
  the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.
  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.
24

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Founding Strategy

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio has been allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the back-tested results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds, pursuant to the Franklin Founding Strategy, to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the S&P 500® Index and Barclays Capital U.S. Aggregate Bond (“BCAB”) Index (collectively, “Indices”). The returns of the indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The back-tested returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The back-tested returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the Franklin Founding Strategy under-performed certain Indices in certain years.

THE BELOW DATA IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Founding Strategy Back-Tested Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Back-Tested Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares
S&P 500® Index
BCAB Index
The back-tested performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the back-tested Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The back-tested returns presented in the Franklin Founding Strategy reflect performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and do not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material
25

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued) impact on the back-tested returns presented.
26

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Income Fund

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of two broad measures of market performance - the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index. The returns of the S&P 500® Index and the BCAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Income Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Income Fund, Class A Shares
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
BCAB Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.
27

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Mutual Shares Fund

The bar chart and table below show the changes in the performance of Franklin Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the S&P 500® Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Franklin Mutual Shares Fund as of December 31, 2009 were $[ ] million across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Mutual Shares Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Mutual Shares Fund, Class A Shares
Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.
28

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Templeton Growth Fund

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the Morgan Stanley Capital International (“MSCI”) World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Templeton Growth Fund, Class A(1)(2) Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	[ ]%
Worst:	Quarter	:	[ ]%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A Return(1)(2)
MSCI World IndexSM
(1)	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each ING Underlying Fund to calculate their and the Portfolio’s performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
(2)	Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.
^^
29

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand the Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

30

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class I
12-31-09
12-31-08	9.73	0.49•	(3.95)	(3.46)	0.01	0.00*	—	0.01	6.26	(35.55)	0.09	0.09	0.09	6.49	644	12
04-30-07(5) - 12-31-07	10.00	0.07	(0.34)	(0.27)	—	—	—	—	9.73	(2.70)	0.09	0.09	0.09	1.11	1	4

Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratio do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
31

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Franklin Templeton Founding Strategy Portfolio
XXXX-I (0410-043010)

^
Prospectus	April 30, 2010

  ING Franklin Templeton Founding Strategy Portfolio
S/ITFSX

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Franklin Templeton Founding Strategy Portfolio

Class / Ticker	S/ITFSX

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation. Income is a secondary consideration.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.00
Distribution and/or Shareholder Services (12b-1) Fees	0.25
Administrative Services Fee	0.05
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.39% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current agreement or upon termination of the management agreement.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisors, Inc.; Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”) on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds: ING Franklin Income Portfolio; ING Franklin Mutual Shares Portfolio; and ING Templeton Global Growth Portfolio.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio’s administrator.

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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities  Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Because the Portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income  Falling interest rates will cause the Portfolio’s income to decline over time.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

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Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Morgan Stanley index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. The other index/indices do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%
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Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	04/30/07
S&P 500® Index		[1]	N/A	—
MSCI World IndexSM		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

The Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”).

The Portfolio’s shares are classified into three classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”) and Service Class (“Class S”). The classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of the Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

The Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to the Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. The Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.
Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objectives

The Portfolio’s investment objectives are non-fundamental and may be changed, upon approval of the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of securities such as stocks and bonds. The Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolio’s principal risks as a result of the Portfolio’s investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.
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MORE INFORMATION ABOUT THE PORTFOLIO (continued)

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause an Underlying Fund’s income to decline over time.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities,
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MORE INFORMATION ABOUT THE PORTFOLIO (continued) which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

Small-Capitalization Company.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

Underlying Fund: ING Franklin Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Main Investments: Invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, zero-coupon bonds, notes and short-term debt instruments. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment-grade. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.

Main Risks: Call, convertible securities, counterparty, credit, equity securities, foreign investments, high-yield, income, interest rate, liquidity, manager, market, other investment companies, securities lending, U.S. government securities and obligations, and value investing.

Underlying Fund: ING Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

Main Investments: Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio currently invests the equity portion of its portfolio primarily to predominantly (up to 100% of its assets) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May from time to time attempt to hedge against currency risks by using forward foreign currency exchange contracts. May also engage from time to time in an “arbitrage” strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.

Main Risks: Company, convertible securities, counterparty, credit, currency, derivatives, equity securities, foreign investments, high-yield, investment model, liquidity, manager, market capitalization, other investment companies, risk arbitrage securities and distressed companies, securities lending, small-capitalization company, sovereign debt and value investing.

Underlying Fund: ING Templeton Global Growth Portfolio

Investment Adviser: Directed Services LLC

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: Templeton Global Advisors Limited

Investment Objective: Capital appreciation. Current income is only an incidental consideration.

Main Investments: Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

Main Risks: Call, company, convertible securities, counterparty, currency, derivatives, equity securities, foreign investments and emerging and developing markets, liquidity, manager, market, other investment companies, securities lending, sovereign debt, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mid-Capitalization Company.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Risk Arbitraged Securities and Distressed Companies.  Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that a sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser does not receive an advisory fee.

For information regarding the basis for the Board approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

Manager-of-Managers Structure

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolio’s portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for the Portfolio.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the Sub-Adviser of the Portfolio the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the the Portfolio’s Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.05% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

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MANAGEMENT OF THE PORTFOLIO (continued) The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Underlying Funds’ adviser or sub-adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinon of the Adviser, is at risk of losing) its Qualified Plan status.

Shareholder Service Plan

The Portfolio has a Shareholder Service Plan (“Service Plan”) for Class S shares of the Portfolio. The Service Plan allows the the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meet certain target levels or increase over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The Morgan Stanley Capital International (“MSCI”) World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

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BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS

The Portfolio commenced operations on April 30, 2007. The Portfolio, as stated previously, is a fund-of-funds, which invests equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Franklin Mutual Shares Portfolio, and ING Templeton Global Growth Portfolio (“ING Underlying Funds”), each of which is modeled after another currently existing fund. These currently existing funds are: Franklin Income Fund advised by Franklin Advisers, Inc., Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC and Templeton Growth Fund advised by Templeton Global Advisors Limited (“Existing Underlying Funds”). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the back-tested results of the Portfolio’s allocation strategy (the “Franklin Founding Strategy”). The back-tested results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio’s risks.

The past performance of the Existing Underlying Funds and the back-tested performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and the Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds’ performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds’ performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The back-tested performance shown for the Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds’ performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
  Although the Portfolio is modeled after the Franklin Founding Srategy, the Adviser may: (1) change the percentage of the Portfolio’s assets allocated to any ING Underlying Fund at any time in the future; and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.
  The Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser’s discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds’ performance and the Franklin Founding Strategy’s hypothetical performance.
  Performance information - a bar chart and a table - is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.
  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of an Existing Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and the Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the Portfolio. The performance (and back-tested performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those funds during
23

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)
  the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.
  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.
24

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Founding Strategy

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio has been allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the back-tested results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds, pursuant to the Franklin Founding Strategy, to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the S&P 500® Index and Barclays Capital U.S. Aggregate Bond (“BCAB”) Index (collectively, “Indices”). The returns of the indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The back-tested returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The back-tested returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the Franklin Founding Strategy under-performed certain Indices in certain years.

THE BELOW DATA IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Founding Strategy Back-Tested Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Back-Tested Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares
S&P 500® Index
BCAB Index
The back-tested performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the back-tested Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The back-tested returns presented in the Franklin Founding Strategy reflect performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and do not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material
25

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued) impact on the back-tested returns presented.
26

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Income Fund

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of two broad measures of market performance - the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index. The returns of the S&P 500® Index and the BCAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Income Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Income Fund, Class A Shares
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
BCAB Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.
27

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Franklin Mutual Shares Fund

The bar chart and table below show the changes in the performance of Franklin Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the S&P 500® Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Franklin Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Franklin Mutual Shares Fund as of December 31, 2009 were $[ ] million across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Franklin Mutual Shares Fund, Class A Shares1,2 Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:
Worst:	Quarter	:

Franklin Mutual Shares Fund, Class A Shares
Average Annual Total Returns For Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A shares[1,2]
S&P 500® Index
1	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each Underlying Fund to calculate their and the Portfolio’s performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
2	Franklin Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.
28

BACK-TESTED AND HISTORICAL PERFORMANCE OF EXISTING UNDERLYING FUNDS (continued)

Templeton Growth Fund

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund’s performance to that of a broad measure of market performance - the Morgan Stanley Capital International (“MSCI”) World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund’s past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2009 were $[ ] billion across all share classes.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Templeton Growth Fund, Class A(1)(2) Year-by-Year Total Returns
(For the Periods ended December 31 of each year)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	[ ]%
Worst:	Quarter	:	[ ]%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Class A Return(1)(2)
MSCI World IndexSM
(1)	The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that is used by each ING Underlying Fund to calculate their and the Portfolio’s performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.
(2)	Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.
29

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand the Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

30

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class S
12-31-09
12-31-08	9.70	0.23•	(3.69)	(3.46)	0.01	0.00*	—	0.01	6.23	(35.69)	0.34	0.34	0.34	2.86	694,251	12
04-30-07(5) - 12-31-07	10.00	0.00*	(0.30)	(0.30)	—	—	—	—	9.70	(3.00)	0.34	0.34	0.34	0.17	526,804	4

Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratio do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
31

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Franklin Templeton Founding Strategy Portfolio
XXXX-S (0410-043010)

^
Prospectus	April 30, 2010

  ING Oppenheimer Active Allocation Portfolio
S/IOAAX

The Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Oppenheimer Active Allocation Portfolio

Class / Ticker	S/IOAAX

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital with a secondary objective of current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.25
Distribution and/or Shareholder Services (12b-1) Fees	0.25
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current agreement or upon termination of the management agreement.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in Underlying Funds advised by the Sub-Adviser. The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes invested in by the Underlying Funds as follows: U.S. equity - 36%; international equity - 15%; fixed-income - 23%; tactical allocation - 20%; and other - 6%. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

Up to 20% of the Portfolio’s net assets may be invested according to a tactical allocation among certain of the Underlying Funds or money market securities as determined by the Sub-Adviser. Those Underlying Funds participating in the tactical allocation portion of the Portfolio are indicated in the chart found in the section entitled “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.” The term “tactical allocation” refers to a strategy that involves adjusting the asset mix to take advantage of temporary market conditions that may present investment opportunities. This tactical allocation portion will be invested
1

in at least two Underlying Funds. Additionally, the Sub-Adviser could use derivatives to effect a tactical allocation if it is determined that the Portfolio’s transactions would be detrimental to the Underlying Funds. The Portfolio’s ability to invest using derivatives is subject to an exemptive application filed with the SEC. The Portfolio will not be able to invest using derivatives unless and until such application is granted. The Sub-Adviser will select Underlying Funds for the tactical allocation that, based on its proprietary tactical allocation models (including computer aided models), it believes will have the greatest potential for positive total returns. The tactical asset allocation models use quantitative techniques to take advantage of market conditions by over- or under-weighting various sectors of the market. There can be no assurance that the Underlying Funds selected by these models will perform as anticipated.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Growth Investing  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  If the Sub-Adviser’s proprietary model does not adequately allow for existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

ING Oppenheimer Active Allocation Portfolio
2

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the Portfolio’s Class S shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S			N/A	10/02/08
S&P 500® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
75% S&P 500® Index/25% BCAB Index Composite		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	OppenheimerFunds, Inc.
Portfolio Managers
Alan C. Gilston	Jerry Webman
Portfolio Manager (since 10/08)	Portfolio Manager (since 10/08)
Caleb Wong
Portfolio Manager (since 10/08)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds
ING Oppenheimer Active Allocation Portfolio
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Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Oppenheimer Active Allocation Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolio’s Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other ING Funds.

The Portfolio is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. The Portfolio is managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolio’s shares are classified into one class of shares, Service Class (“Class S”). Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

The Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to the Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. The Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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KEY PORTFOLIO INFORMATION (continued) Shareholder Reports

The Portfolio’s fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About The Investment Objectives

The Portfolio’s investment objectives are non-fundamental and may be changed, upon approval of the Board, without shareholder approval. The Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of international securities and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of international securities through a single diversified investment.

Asset Allocation Process

Allocations to individual Underlying Funds are determined by the sub-adviser. The sub-adviser monitors the Underlying Fund selections to ensure that they adhere to the asset allocations over time, and periodically rebalances the Portfolio’s investments in the Underlying Funds to bring them back within their target weightings. In response to changing market or economic conditions, the sub-adviser may change the asset class allocations, the Underlying Funds, or their target weightings at any time, without prior approval from or notice to shareholders. The sub-adviser will allocate the Portfolio’s assets among the Underlying Funds to assure broad diversification within the guidelines of the Portfolio’s investment objective. This diversification will be achieved by selecting Underlying Funds with different investment guidelines and styles. The sub-adviser will look to diversify both domestically and internationally, among different investment styles and market capitalizations.

Additional Information About the Portfolio’s Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that the Underlying Funds use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolio’s principal risks as a result of the Portfolio’s investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Sub-Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Assets will be allocated among funds and markets based on judgments made by the Sub-Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or sub-adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

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MORE INFORMATION ABOUT THE PORTFOLIO (continued) Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager.  An Underlying Fund is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser, a sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued
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MORE INFORMATION ABOUT THE PORTFOLIO (continued) companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

Underlying Fund: Oppenheimer Capital Appreciation Fund, INC./VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of growth companies. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. The fund’s adviser looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The fund’s adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the fund’s portfolio among industries and market sectors. Currently, the fund’s adviser looks for companies with above-average growth potential, stocks with reasonable valuations relative to their growth potential, companies with the potential for positive earnings surprises, and growth rates that the portfolio manager believes are sustainable over time. The fund’s adviser may sell companies from the fund that it believes no longer meet the above criteria.

Main Risks: Derivatives, equity securities, focused investing, foreign investments, growth investing, liquidity, manager, and market capitalization.

Underlying Fund: Oppenheimer Commodity Strategy Total Return Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Total return.

Main Investments: Invests its assets in a combination of: commodity-linked derivatives, primarily commodity-linked notes, the value of which is linked to the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index (such as the Standard and Poor’s Goldman Sachs Commodity Index), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; investment-grade and non-investment-grade corporate bonds and notes; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; repurchase agreements; asset-backed securities; and forward, option, futures and swap contracts relating to debt securities, interest rates or currencies. The fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (“Subsidiary”). It is expected that the Subsidiary will invest primarily in commodity and financial futures, option and swap contracts, as well as fixed-income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Investment in the subsidiary is expected to provide the fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the fund.

Main Risks: Credit, derivatives, foreign investments, interest rate, mortgage-related securities, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer Core Bond Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Total return by investing mainly in debt instruments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities. Those investment-grade debt securities can include: domestic and foreign corporate debt obligations, domestic and foreign government bonds, including U.S. government securities, and mortgage-related securities (including collateralized mortgage obligations) issued by private issuers. In general, these debt securities are referred to as “bonds”. The fund’s investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as “instrumentalities”. These include mortgage-related U.S. government securities and collateralized mortgage obligations. The fund can also invest in money market instruments and other debt obligations. There is no set allocation of the fund’s assets among the classes of securities the fund buys, but the fund focuses mainly on U.S. government securities and investment-grade debt securities. The fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade (commonly referred to as “junk bonds”). The fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. The fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The fund can use derivatives to seek increased returns or try to hedge investment risks.

Main Risks: Call, credit, derivatives, foreign investments and emerging and developing markets, high-yield, interest rate, liquidity, mortgage-related securities, portfolio turnover, securities lending, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer Developing Markets Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Aggressively seeks capital appreciation.

Main Investments: Invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the fund will invest at least 80% of its net assets (plus borrowings for investment purposes), in equity securities of issuers whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The fund will emphasize investments in common stocks and other equity securities. The fund will emphasize investments in growth companies, which can be in any market capitalization range.

Main Risks: Credit, currency, derivatives, equity securities, foreign investments and emerging and developing markets, growth investing, interest rate, and market capitalization.

Underlying Fund: Oppenheimer Discovery Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of U.S. companies that the adviser believes have favorable growth prospects. The fund currently emphasizes stocks of issuers that have a market capitalization of less than $3 billion when the fund buys them. That capitalization range may change over time. While these stocks may be traded on stock exchanges, in many cases the fund buys over-the-counter securities.

Main Risks: Equity securities, focused investing, foreign investments, growth investing, market capitalization, over-the-counter securities, and small-capitalization company.

Underlying Fund: Oppenheimer Global Opportunities Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation consistent with preservation of principal, while providing current income.

Main Investments: Invests mainly in equity securities of issuers in the United States and foreign countries. Some of those equity securities are expected to pay dividends which produce income for the fund. Currently the fund emphasizes its investments in stocks, but may invest in debt securities when the fund’s adviser deems appropriate. The fund is not
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) required to invest any set percentage of its assets for capital appreciation or income. The fund can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States).

Main Risks: Credit, currency, derivatives, emerging markets, equity securities, focused investing, foreign investments and emerging and developing markets, growth investing, industry focus, interest rate, and market capitalization.

Underlying Fund: Oppenheimer Global Securities Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, growth type companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Main Investments: Invests mainly in common stocks of U.S. and foreign companies. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, it currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently invests in mid- and large-capitalization companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.

Main Risks: Emerging markets, equity securities, focused investing, foreign investments, growth investing, liquidity, market capitalization, mid-capitalization company, portfolio turnover, and securities lending.

Underlying Fund: Oppenheimer High Income Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: High level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the fund’s adviser believes do not involve undue risk. Secondary objective is to seek capital growth when consistent with its primary objective.

Main Investments: Invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include: lower-grade bonds and notes of corporate issuers, foreign corporate and government bonds and structured notes. Under normal market conditions, the fund invests at least 65% of its total assets in high-yield, lower-grade, and fixed-income securities, commonly called “junk bonds.” Lower-grade debt securities are those rated below “Baa” by Moody’s Investors Service, Inc. or lower than “BBB” by Standard & Poor’s Ratings Services or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the adviser to be comparable to securities rated below investment-grade). The remainder of the fund’s assets may be held in other debt securities, cash or cash equivalents, in rights or warrants, or invested in common stocks and other equity securities when the adviser believes those are consistent with the fund’s objectives. Investments in high-yield securities and equity securities may provide opportunities for capital growth while also providing income to the fund. The fund’s foreign investments currently focus on debt securities of issuers in developed markets. The fund also uses certain derivative investments, primarily structured notes, to try to enhance income or to try to manage investment risks.

Main Risks: Credit, derivatives, equity securities, foreign investments, high-yield, interest rate, liquidity, mortgage-related securities, portfolio turnover, securities lending, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer Institutional Money Market Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Current income and stability of principal.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests in a variety of money market instruments to seek current income. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered high-quality, generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, a security must be determined by the fund’s investment adviser to be of comparable quality to rated securities.

Main Risks: Credit, foreign investments, interest rate, liquidity, mortgage-related securities, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer International Bond Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Total return. Secondary objective is income when consistent with total return.

Main Investments: Invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as “bonds,” include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, structured notes and other debt obligations. They may include zero-coupon or stripped securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and invests in at least three countries other than the United States. The fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment-grade. The fund can invest without limit in securities below investment-grade (commonly called “junk bonds”) to seek total return and higher income. Therefore, the fund’s credit risks are greater than those of funds that buy only investment-grade bonds. The fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Main Risks: Credit, currency, derivatives, emerging markets, foreign investments, high-yield, interest rate, issuer non-diversification, liquidity, and market capitalization.

Underlying Fund: Oppenheimer International Growth Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: The fund currently invests mainly in common stocks of growth companies that are domiciled outside the United States or have their primary operations outside the United States. Growth companies are companies whose earnings and stock prices the fund’s portfolio manager expects to increase at a faster rate than the overall market. The fund does not limit its investments to issuers within a specific market capitalization range. At times, the fund may invest a substantial portion of its assets in one or more particular capitalization ranges. For example, the fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies whose prices may be more volatile than stocks issued by larger companies. The fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions, as a fundamental policy, the fund will invest at least 65% of its total assets in foreign common and preferred stocks of issuers in at least three different countries outside the United States; the fund will emphasize investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The fund can buy securities convertible into common stocks and other securities having equity features. The fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

Main Risks: Convertible securities, currency, derivatives, equity securities, focused investing, foreign investments and emerging and developing markets, growth investing, and market capitalization.

Underlying Fund: Oppenheimer International Small Company Fund

Investment Adviser: OppenheimerFunds, Inc.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Long-term capital appreciation.

Main Investments: Invests mainly in common stocks of companies that are domiciled outside the United States or have their primary operations outside the United States and have market capitalizations of $5 billion or less. These are described as small-capitalization companies. That capitalization parameter is subject to change as the relative market capitalizations of small-capitalization issuers change over time. The fund measures that capitalization at the time the fund buys a security, and it is not required to sell the security if the issuer’s capitalization changes. The fund focuses on stocks of companies that the portfolio manager believes have favorable growth prospects. Under normal circumstances the fund will invest at least 80% of its net assets (plus borrowings for investment purposes), in equity securities of small-cap companies. The fund will invest at least 65% of its total assets in foreign securities. The fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Main Risks: Credit, equity securities, focused investing, foreign investments and emerging and developing markets, growth investing, market capitalization, and small capitalization company.

Underlying Fund: Oppenheimer Limited-Term Government Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: High current return and safety of principal.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees. The fund may invest up to 20% of its assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, investment-grade corporate debt obligations rated at least “BBB” by Standard & Poor’s Ratings Services or “Baa” by Moody’s Investors Service, Inc. or a comparable rating by another nationally-recognized securities rating organization, or, if unrated, deemed by the fund’s adviser to have a comparable rating and certain other high quality debt obligations. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as instrumentalities of the U.S. government. The fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government, such as the Government National Mortgage Association. The fund also may enter into forward roll transactions which have risks. Not all of the U.S. government securities the fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the fund buys may pay interest at fixed or floating rates, or may be stripped securities whose interest coupons have been separated from the security and sold separately. The fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, the fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks.

Main Risks: Company, credit, derivatives, interest rate, liquidity, market, maturity, mortgage-related securities, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer Main Street Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: High total return.

Main Investments: Invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as equity equivalents such as preferred stocks and securities convertible into common stocks. The fund may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. The fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Call, company, convertible securities, credit, derivatives, equity securities, foreign investments, interest rate, investment models, liquidity, manager, market, market capitalization, other investment companies, portfolio turnover, and securities lending.

Underlying Fund: Oppenheimer Main Street Opportunity Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: Invests primarily in common stocks of U.S. companies of small-, medium- and large-capitalization ranges.

Main Risks: Derivatives, equity securities, and market capitalization.

Underlying Fund: Oppenheimer Main Street Small Cap Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in common stocks of small-capitalization U.S. companies that the fund’s investment adviser, believes have favorable business trends or prospects. Under normal market conditions, the fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies having a small market capitalization. These may include growth and/or value common stocks and other equity securities. A value investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A growth investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The fund incorporates a blended style of investing combining both growth and value styles. The fund defines small-capitalization issuers as those companies whose capitalization are less than or equal to the largest company in the Russell 2000® Index and Standard and Poor’s SmallCap 600 Index. The fund measures a company’s capitalization at the time the fund buys a security, and it is not required to sell a security if the issuer’s capitalization exceeds the fund’s definition of a small-capitalization issuer.

Main Risks: Derivatives, equity securities, foreign investments, growth investing, focused investing, investment models, liquidity, manager, portfolio turnover, securities lending, and small-capitalization company.

Underlying Fund: Oppenheimer Midcap Fund/VA

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation by investing in growth type companies.

Main Investments: Invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stocks. It invests primarily in equity securities of U.S. companies, but can also buy foreign stocks. Under normal market conditions, as a non-fundamental policy, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between $2 billion and $11.5 billion (mid-capitalization stocks). The fund’s non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the fund’s Board of Trustees without first providing shareholders 60 days’ written notice.

Main Risks: Convertible securities, derivatives, equity securities, focused investing, foreign investment, growth investing, liquidity, manager, mid-capitalization, and portfolio turnover.

Underlying Fund: Oppenheimer Quest International Value Fund, Inc.

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Long-term capital appreciation.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests mainly in common stocks of companies believed by its investment adviser to be undervalued that are domiciled outside the United States or have their primary operations outside the United States. The fund does not limit its investments to issuers within a specific market capitalization range. At times, the fund may invest a substantial portion of its assets in a particular capitalization range. For example, the fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies. The fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stocks of issuers in at least five different countries outside the United States.

Main Risks: Convertible securities, credit, equity securities, foreign investments and emerging and developing markets, interest rate, market capitalization, and value investing.

Underlying Fund: Oppenheimer Real Estate Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Total return through investment in real estate securities.

Main Investments: Invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts and real estate operating companies.

Main Risks: Equity securities, foreign investments, issuer non-diversification, liquidity, real estate investment trusts, and small-capitalization company.

Underlying Fund: Oppenheimer Rising Dividends Fund, Inc.

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Total return.

Main Investments: Invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The fund invests with an emphasis on companies that are expected to grow their dividends over time. As a non-fundamental policy, under normal market conditions, the fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future. Investment in companies that do not currently pay dividends and are not expected to do so is not a principal strategy of the fund.

Main Risks: Convertible securities, credit, derivatives, equity securities, foreign investments, growth investing, interest rate, and manager.

Underlying Fund: Oppenheimer Small- & Mid-Cap Value Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: Invests mainly in stocks of U.S. issuers including small- to mid-capitalization companies that can provide opportunities for appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization domestic and foreign issuers. The fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

Main Risks: Equity securities, foreign investments, mid-capitalization company, small-capitalization company, and value investing.

Underlying Fund: Oppenheimer U.S. Government Trust Fund

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: High current income consistent with preservation of capital.

Main Investments: Invests mainly in U.S. government debt securities. These include debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by agencies or entities that are referred to as “instrumentalities” of the U.S. government. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings investment purposes) in U.S. government securities. The fund typically invests a substantial portion of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations and mortgage participation certificates. They include mortgage-related U.S. government securities as well as securities issued by private institutions, such as banks and mortgage companies. The securities the fund buys may pay interest at fixed or floating rates, or may be stripped securities. The fund can buy securities that have short-, medium- or long-term maturities, and the average maturity of the fund’s portfolio can be expected to change over time. The fund uses derivative investments, such as interest-only and principal-only securities, to try to enhance income and to manage investment risks.

Main Risks: Call, credit, derivatives, interest rate, maturity, mortgage-related securities, and U.S. government securities and obligations.

Underlying Fund: Oppenheimer Value Fund

Investment Adviser: OppenheimerFunds, Inc.

Investment Objective: Long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

Main Investments: Invests mainly in common stocks of different capitalization ranges. The fund also can buy other equity securities, including: preferred stocks, rights, warrants and securities convertible into common stocks, and securities of U.S. and foreign companies, although there are limits on the fund’s investments in foreign securities.

Main Risks: Convertible securities, derivatives, equity securities, foreign investments and emerging and developing markets, market capitalization, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Call.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  In some cases, an Underlying Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Over-the-Counter Securities.  Securities purchased over-the-counter (“OTC”) can involve greater risks than securities traded on recognized stock exchanges as OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. They may be followed by fewer investment research analysts, and may be subject to wider price swings than securities of larger capitalization or established companies. Additionally, OTC securities are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Therefore, in those instances in which an Underlying Fund enters into OTC derivatives transactions, the Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Underlying Fund will sustain losses and be less likely to achieve its investment objective.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

21

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post the month ending June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of December 31, 2009, ING Investments managed approximately $[ ] billion in assets.

Management Fee

The Adviser receives a monthly fee of 0.25% of the Portfolio’s average daily net assets.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio’s annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s portfolio. The sub-adviser is not an affiliate of the Adviser.

The Adviser acts as a ‘‘manager-of-manager’’ for the Portfolio. The Adviser delegates to the Sub-Adviser of the Portfolio the responsibility for asset allocation amongst the Underlying Funds, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of sub-advisers to the the Portfolio’s Board. It is not expected that the Adviser would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolio and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio, the addition of a sub-adviser to the Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser or the Portfolio’s Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds” or “Sub-Adviser”), is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. It has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. As of December 31, 2009, OppenheimerFunds and its subsidiaries and controlled affiliates managed over $[ ] billion in assets.

The Portfolio is managed by a team of investment professionals. The following individuals are Vice Presidents of the Sub-Adviser and jointly share responsibility for the day-to-day management of the Portfolio:

23

MANAGEMENT OF THE PORTFOLIO (continued) Alan C. Gilston has been a member of the portfolio management team and a member of the Asset Allocation Committee since February 2009. He has been a Vice President and portfolio manager of OppenheimerFunds since September 1997 and has been a member of their Risk Management Team during various periods. Mr. Gilston is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Jerry Webman has been Chief Economist of the OppenheimerFunds since 2006, Senior Investment Officer and Director of the OppenheimerFunds’ Fixed Income Investments since 1999, a Senior Vice President of the OppenheimerFunds since February 1996, a Senior Investment Officer, Director of the OppenheimerFunds’ Fixed Income Investments since 1997, and Senior Vice President of HarbourView Asset Management Corporation since May 1999. Dr. Webman is a portfolio manager and officer of four other portfolios in the OppenheimerFunds complex.

Caleb Wong has been a Vice President of the OppenheimerFunds since June 1999 and has worked in fixed-income quantitative research and risk management for OppenheimerFunds since July 1996. He was Assistant Vice President of OppenheimerFunds from January 1997 through June 1999. He is an officer of one other portfolio in the OppenheimerFunds complex.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Payments by the Sub-Adviser

The Sub-Adviser has entered into an agreement with an affiliate of the Adviser, pursuant to which the Adviser’s affiliate agrees to provide certain marketing and promotional related services with respect to the Portfolio. Under this agreement, the Sub-Adviser makes payments to the Adviser’s affiliate at an annual rate calculated as a percentage of the Portfolio’s assets. The payments provided under this agreement will tend to enhance ING’s profitability with respect to the Portfolio. These payments were considered by ING when contemplating the sponsorship of a fund of funds focused on Oppenheimer underlying funds.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee payable in monthly installments equal to 0.10% of the Portfolio’s average daily net assets.

The administrative services provided to the Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

24

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Underlying Funds’ adviser or sub-adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinon of the Adviser, is at risk of losing) its Qualified Plan status.

Shareholder Service Plan

The Portfolio has a Shareholder Service Plan (“Service Plan”) for Class S shares of the Portfolio. The Service Plan allows the the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

26

FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio is primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

27

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meet certain target levels or increase over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

28

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

29

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

30

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand the Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

31

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Oppenheimer Active Allocation Portfolio
Class S
12-31-09
10-02-08(5) - 12-31-08	10.00	0.13	(2.42)	(2.29)	0.06	—	—	0.06	7.65	(22.84)	5.48	0.70	0.70	4.74	7,291	23

Accompanying Notes to Financial Highlights

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratio do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
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TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, NE Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolio’s SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Oppenheimer Active Allocation Portfolio
XXXX-S (0410-043010)

^
Prospectus	April 30, 2010

  ING Retirement Conservative Portfolio
ADV/IRCAX
  ING Retirement Growth Portfolio
ADV/IRGPX
  ING Retirement Moderate Growth Portfolio
ADV/IRMGX
  ING Retirement Moderate Portfolio
ADV/IRMPX

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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INVESTMENTS

ING Retirement Conservative Portfolio

Class / Ticker	ADV/IRCAX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other ING Retirement Portfolios.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	0.50
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.02% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The distributor is contractually obligated to waive 0.2480% of the 0.25% distribution fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver or the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the administrator and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 30% of the Portfolio’s assets in equity securities and 70% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 15% to 45% of its assets in equity securities and from 55% to 85% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which the Portfolio may invest for its exposure to fixed-income securities
1

hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon
ING Retirement Conservative Portfolio
2

maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Conservative Portfolio into the Portfolio. The performance of ING LifeStyle Conservative Portfolio is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance
ING Retirement Conservative Portfolio
3

of ING LifeStyle Conservative Portfolio. The investment objectives and policies of ING LifeStyle Conservative Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	10/31/07
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
30% Russell 3000® Index/70% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 10/07)	(since 08/09)
Paul Zemsky*, CFA
(since 10/07)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Conservative Portfolio
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ING Retirement Growth Portfolio

Class / Ticker	ADV/IRGPX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	0.50
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.13% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The distributor is contractually obligated to waive 0.0751% of the 0.25% distribution fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver or the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the administrator and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 75% of the Portfolio’s assets in equity securities and 25% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 60% to 90% of its assets in equity securities and from 10% to 40% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which
5

the Portfolio may invest for its exposure to fixed-income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted
ING Retirement Growth Portfolio
6

downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Growth Portfolio into the Portfolio. The performance of ING LifeStyle Growth Portfolio is
ING Retirement Growth Portfolio
7

considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance of ING LifeStyle Growth Portfolio. The investment objectives and policies of ING LifeStyle Growth Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
80% Russell 3000® Index/20% BCAB Index		[1]	N/A	—
75% Russell 3000® Index/25% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Growth Portfolio
8

ING Retirement Moderate Growth Portfolio

Class / Ticker	ADV/IRMGX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Portfolio but less than that of ING Retirement Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	0.50
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.09% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The distributor is contractually obligated to waive 0.1106% of the 0.25% distribution fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver or the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the administrator and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 65% of the Portfolio’s assets in equity securities and 35% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 50% to 80% of its assets in equity securities and from 20% to 50% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which
9

the Portfolio may invest for its exposure to fixed-income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted
ING Retirement Moderate Growth Portfolio
10

downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Moderate Growth Portfolio into the Portfolio. The performance of ING LifeStyle Moderate
ING Retirement Moderate Growth Portfolio
11

Growth Portfolio is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance of ING LifeStyle Moderate Growth Portfolio. The investment objectives and policies of ING LifeStyle Moderate Growth Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
60% Russell 3000® Index/40% BCAB Index		[1]	N/A	—
65% Russell 3000® Index/35% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Moderate Growth Portfolio
12

ING Retirement Moderate Portfolio

Class / Ticker	ADV/IRMPX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Conservative Portfolio but less than that of ING Retirement Moderate Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	0.50
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.04% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The distributor is contractually obligated to waive 0.1587% of the 0.25% distribution fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver or the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the administrator and/or the distributor elects to renew them.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	Sold or Held	$
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 50% of the Portfolio’s assets in equity securities and 50% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 35% to 65% of its assets in equity securities and from 35% to 65% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization
13

and domestic and foreign securities. Underlying Funds in which the Portfolio may invest for its exposure to fixed-income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted
ING Retirement Moderate Portfolio
14

downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Moderate Portfolio into the Portfolio. The performance of ING LifeStyle Moderate Portfolio
ING Retirement Moderate Portfolio
15

is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance of ING LifeStyle Moderate Portfolio. The investment objectives and policies of ING LifeStyle Moderate Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Moderate Portfolio
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“ING IM” or “Consultant”) serves as a consultant to the Adviser in managing the Portfolios.

The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. (“ING Groep”) (NYSE: ING). For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into two classes of shares, Adviser Class (“Class ADV”) and Institutional Class (“Class I”). The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. A Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

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KEY PORTFOLIO INFORMATION (continued) Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Portfolios invest primarily in a universe of Underlying Funds that are passively managed index funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds.”

Shares of the Portfolios are offered to separate asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

Consultant

The Consultant performs strategic and tactical asset allocation analysis for DSL. Both the Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Asset Allocation Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio.

Asset Allocation Process

The Adviser has set up an Asset Allocation Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

The Adviser uses an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described in two stages.

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of international asset classes as well as other financial variables. In the second stage, the historical returns or hypothetical returns of an Underlying Fund are examined to estimate which asset classes the Underlying Fund represents and how the Underlying Fund would fit the Asset Allocation Model. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and the target level of risk is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations “(Target Allocations”).

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to recommend the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from the Target Allocations, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

Each Portfolio may be rebalanced periodically to return to the Target Allocations and inflows and outflows may be managed to maintain the Target Allocations. In addition, variances from the targets will be monitored. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. These allocations, however, are targets and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. If the Adviser believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Trust’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invests and investment techniques that they use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser sub-adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolios’ principal risks as a result of the Portfolios’ investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolios.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Index Strategy.  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

AFFILIATED UNDERLYING FUNDS

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

Main Risks: Company, counterparty, credit, derivatives, equity securities, foreign investments and emerging and developing markets, high-yield, interest rate, issuer non-diversification, leverage, liquidity, manager, market, mortgage-related securities, other investment companies, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Dow Jones Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Dow Jones EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, concentration, convertible securities, counterparty, derivatives, equity securities, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, concentration, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments and developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Japan Equity Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Liquid Assets Portfolio

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Counterparty, credit, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, other investment companies, and U.S. government securities and obligations.

Underlying Fund: ING NASDAQ 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Nasdaq-100 Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Lehman Brothers Asset Management LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Barclays Capital U.S. Aggregate Bond Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Barclays Capital U.S. Aggregate Bond Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities.

Main Risks: Company, counterparty, credit, derivatives, index strategy, interest rate, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended,
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) and the rules, regulations and exemptive orders thereunder. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

Main Risks: Company, counterparty, derivatives, equity securities, index strategy, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

UNAFFILIATED UNDERLYING FUNDS

Underlying Fund: iShares Barclays 1-3 Year Credit Bond Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the U.S. investment-grade credit sector of the bond market as defined by the Barclays Capital 1-3 Year U.S. Credit Index (“Index”).

Main Investments: The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2009, there were [ ] issues in the Index. The Index includes investment-grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index. The fund may invest the remainder of its assets in securities not included in the Index, but which BGFA believes will help the fund track the Index. For example, the fund may invest in bonds not included in the Index in order to reflect changes in the Index (such as reconstitutions, additions and deletions). The fund also may invest its other assets in futures, options and swap contacts, cash and cash equivalents, including money market funds advised by BGFA. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, credit, derivatives, focused investing, foreign investments, income, index strategy, interest rate, issuer non-diversification, liquidity, manager, market, and market trading for exchange-traded funds.

Underlying Fund: iShares Barclays 1-3 Year Treasury Bond Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the short-term sector of the U.S. Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index (“Index”).

Main Investments: The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2009, there were [ ] issues in the Index. The Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which BGFA believes will help the fund track the Index. For example, the fund may invest in bonds not included in the Index in order to reflect changes in the Index (such as reconstitutions, additions and deletions). The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, concentration, credit, focused investing, income, index strategy, interest rate, manager, market, and market trading for exchange-traded funds.

Underlying Fund: iShares MSCI Australia Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Morgan Stanley Capital International Australia Index (“Index”).

Main Investments: The Index consists of stocks traded primarily on the Australian Stock Exchange. As of December 31, 2009, the Index’s three largest industries were: [materials, banks and real estate]. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, commodities, concentration, currency, derivatives, focused investing, foreign investments and emerging and developing markets, index strategy, issuer non-diversification, manager, market, market capitalization, and market trading for exchange-traded funds.

Underlying Fund: iShares Russell 2000 Growth Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell 2000® Growth Index (“Index”).

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell 2000® Index. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, growth investing, index strategy, manager, market, market trading for exchange-traded funds, and small-capitalization company.

Underlying Fund: iShares Russell 2000 Value Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell 2000® Value Index (“Index”).

Main Investments: The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell 2000® Index. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio
35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, index strategy, manager, market, market trading for exchange-traded funds, small-capitalization company, and value investing.

Underlying Fund: iShares Russell Midcap Value Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell Midcap® Value Index (“Index”).

Main Investments: The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell Midcap® Index. The Index measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration,maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, index strategy, manager, market, market trading for exchange-traded funds, mid-capitalization company, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the banking industry, the risks described above may be greater.

Concentration in Natural Resources Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Technology Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  An Underlying Fund may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause an Underlying Fund’s income to decline over time.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  In some cases, an Underlying Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Market Trading of Exchange Traded Funds.  Although shares of an exchange-traded fund (“ETF”) are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If an Underlying Fund has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing an Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser receives an annual fee for its investment management services provided to each Portfolio. The management fee is computed at a rate of 0.14% of average daily net assets invested in affiliated Underlying Funds and 0.24% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

The Adviser may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. The Adviser has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 35 basis points, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. the Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Asset Allocation Committee

An Asset Allocation Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Asset Allocation Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations of each Portfolio. The members of the Asset Allocation Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

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MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Vice President, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Asset Allocation Committee

The SAI provides additional information about each Asset Allocation Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets. ING Funds Services, LLC has contractually agreed to waive the 0.10% administration fee through May 1, 2012. There is no guarantee this waiver will continue after such date.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1106% and 0.1587% of the distribution fee for the ADV Class shares of ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Moderate Portfolio, respectively. The actual distribution fee to be paid by ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Moderate Portfolio is at an annual rate of 0.002%, 0.1749%, 0.1394% and 0.0913%, respectively. The waiver will continue through at least May 1, 2012. There is no guarantee that the waiver will continue after such date. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Portfolio	Class ADV
ING Retirement Conservative	0.50%
ING Retirement Growth	0.50%
ING Retirement Moderate Growth	0.50%
ING Retirement Moderate	0.50%
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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution and/or Service Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

49

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills.

The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.

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FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class ADV shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Conservative Portfolio
Class ADV
12-31-09
12-31-08	9.92	0.29•	(2.24)	(1.95)	—	0.00*	—	0.00*	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
10-31-07(5) - 12-31-07	10.00	0.06	(0.14)	(0.08)	—	—	—	—	9.92	(0.80)	36.24	0.74	0.74	3.83	1	3
ING Retirement Growth Portfolio
Class ADV
12-31-09
12-31-08	13.47	0.44•	(5.20)	(4.76)	0.10	0.66	—	0.76	7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
12-31-07	13.43	0.07	0.39	0.46	0.08	0.34	—	0.42	13.47	3.33	0.91	0.74	0.74	0.55	1	37
04-28-06(5) - 12-31-06	12.92	0.06	0.75	0.81	0.06	0.24	—	0.30	13.43	6.54	0.90	0.74	0.74	0.75	1	21
ING Retirement Moderate Growth Portfolio
Class ADV
12-31-09
12-31-08	12.89	0.22•	(4.17)	(3.95)	0.13	0.53	—	0.66	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
12-31-07	12.78	0.14	0.39	0.53	0.12	0.30	—	0.42	12.89	4.10	0.91	0.74	0.74	1.11	1	37
04-28-06(5) - 12-31-06	12.30	0.12	0.67	0.79	0.11	0.20	—	0.31	12.78	6.62	0.91	0.74	0.74	1.49	1	20
ING Retirement Moderate Portfolio
Class ADV
12-31-09
12-31-08	12.53	0.31•	(3.50)	(3.19)	0.14	0.39	—	0.53	8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
12-31-07	12.33	0.22	0.36	0.58	0.15	0.23	—	0.38	12.53	4.65	0.91	0.74	0.74	1.69	1	47
04-28-06(5) - 12-31-06	11.93	0.17•	0.53	0.70	0.12	0.18	—	0.30	12.33	5.93	0.91	0.74	0.74	2.07	1	19
See Accompanying Notes to Financial Highlights
52

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
53

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, N.E. Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Retirement Conservative Portfolio ING Retirement Growth Portfolio ING Retirement Moderate Growth Portfolio ING Retirement Moderate Portfolio
XXXX-ADV (0410-043010)

^
Prospectus	April 30, 2010

  ING Retirement Conservative Portfolio
I/IRCPX
  ING Retirement Growth Portfolio
I/IIRGX
  ING Retirement Moderate Growth Portfolio
I/IRGMX
  ING Retirement Moderate Portfolio
I/IRMIX

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up - details inside
INVESTMENTS

ING Retirement Conservative Portfolio

Class / Ticker	I/IRCPX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other ING Retirement Portfolios.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.77% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver will continue after May 1, 2012. The administration fee waiver will only renew if the administrator elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 30% of the Portfolio’s assets in equity securities and 70% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 15% to 45% of its assets in equity securities and from 55% to 85% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which the Portfolio may invest for its exposure to fixed-income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities
1

issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
ING Retirement Conservative Portfolio
2

U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Conservative Portfolio into the Portfolio. The performance of ING LifeStyle Conservative Portfolio is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance
ING Retirement Conservative Portfolio
3

of ING LifeStyle Conservative Portfolio. The investment objectives and policies of ING LifeStyle Conservative Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	10/31/07
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
30% Russell 3000® Index/70% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 10/07)	(since 08/09)
Paul Zemsky*, CFA
(since 10/07)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Conservative Portfolio
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ING Retirement Growth Portfolio

Class / Ticker	I/IIRGX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.00% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver will continue after May 1, 2012. The administration fee waiver will only renew if the administrator elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 75% of the Portfolio’s assets in equity securities and 25% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 60% to 90% of its assets in equity securities and from 10% to 40% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which the Portfolio may invest for its exposure to fixed-income securities
5

hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon
ING Retirement Growth Portfolio
6

maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Growth Portfolio into the Portfolio. The performance of ING LifeStyle Growth Portfolio is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance
ING Retirement Growth Portfolio
7

of ING LifeStyle Growth Portfolio. The investment objectives and policies of ING LifeStyle Growth Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
80% Russell 3000® Index/20% BCAB Index		[1]	N/A	—
75% Russell 3000® Index/25% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Growth Portfolio
8

ING Retirement Moderate Growth Portfolio

Class / Ticker	I/IRGMX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Portfolio but less than that of ING Retirement Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.84% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver will continue after May 1, 2012. The adminsitration fee waiver will only renew if the administrator elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 65% of the Portfolio’s assets in equity securities and 35% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 50% to 80% of its assets in equity securities and from 20% to 50% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which the Portfolio may invest for its exposure to fixed-income securities
9

hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon
ING Retirement Moderate Growth Portfolio
10

maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Moderate Growth Portfolio into the Portfolio. The performance of ING LifeStyle Moderate Growth Portfolio is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include
ING Retirement Moderate Growth Portfolio
11

the performance of ING LifeStyle Moderate Growth Portfolio. The investment objectives and policies of ING LifeStyle Moderate Growth Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
60% Russell 3000® Index/40% BCAB Index		[1]	N/A	—
65% Russell 3000® Index/35% BCAB Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Moderate Growth Portfolio
12

ING Retirement Moderate Portfolio

Class / Ticker	I/IRMIX

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Conservative Portfolio but less than that of ING Retirement Moderate Growth Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Expense information is estimated, based on the actual operating expenses (including any contractual fee caps or adjustments) for the Portfolio’s most recent complete fiscal year. The table does not reflect any fees or expenses that are, or may be, imposed under a variable annuity or variable life insurance separate account (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you purchased shares through a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your Qualified Plan. The Management Fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.14
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10
Other Expenses
Acquired Fund Fees and Expenses[1,2]
Total Portfolio Operating Expenses[3]
Waivers, Reimbursements and Recoupments[4]
Net Portfolio Operating Expenses[5]
1	The Portfolio’s pro rata share of expenses charged by mutual funds in which the Portfolio invests.
2	Less than 0.01%; included in Other Expenses.
3	Total Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.79% through at least May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by the adviser within three years. The administrator is contractually obligated to waive the 0.10% administration fee through May 1, 2012. The expense limitation agreement may be terminated by the Trust by written notice to the adviser at least 90 days prior to the end of the then current term of the agreement or upon termination of the management agreement. There is no guarantee that the administration fee waiver will continue after May 1, 2012. The administration fee waiver will only renew if the administrator elects to renew it.
5	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Portfolio Operating Expenses for the fiscal year ended December 31, 2009 would have been X.XX%.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year, that all dividends and distributions are reinvested and that the Portfolio’s operating expenses remain the same. The Example reflects applicable expense limitation agreement and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was X.XX% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 50% of the Portfolio’s assets in equity securities and 50% of the Portfolio’s assets in fixed-income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 35% to 65% of its assets in equity securities and from 35% to 65% of its assets in fixed-income securities.

Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign securities. Underlying Funds in which
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the Portfolio may invest for its exposure to fixed-income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange-traded funds, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

In seeking the Portfolio’s investment objective, the Adviser uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed-income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, Separate Accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

The Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty  The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns.

Equity Securities  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments/Emerging and Developing Markets  Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than funds that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Investment in developing and emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers.

Index Strategy  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted
ING Retirement Moderate Portfolio
14

downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. If the Sub-Adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Manager  The Underlying Funds are subject to manager risk because the are actively managed investment portfolios. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

U.S. Goverment Securities and Obligations  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The index/indices returns do not reflect deductions for fees, expenses or taxes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. In addition, the Portfolio’s performance assumes dividends and distributions were reinvested. The Portfolio’s past performance is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/investor/content/literature or call 1-800-366-0066.

The Portfolio commenced operations on October 24, 2009 after the reorganization of ING LifeStyle Moderate Portfolio into the Portfolio. The performance of ING LifeStyle Moderate Portfolio
ING Retirement Moderate Portfolio
15

is considered to be the past performance of the Portfolio for the following bar chart and table. All references to the Portfolio’s performance prior to October 24, 2009 include the performance of ING LifeStyle Moderate Portfolio. The investment objectives and policies of ING LifeStyle Moderate Portfolio and the Portfolio differ in certain respects.

[PERFORMANCE DATA WILL BE UPDATED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: QX year, X.XX% and Worst quarter: QX year, X.XX%

Average Annual Total Returns% (for the periods ended December 31, 2009)

	1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class I			N/A	04/28/06
Russell 3000® Index		[1]	N/A	—
BCAB Index		[1]	N/A	—
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index		[1]	N/A	—
1	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser
Directed Services LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett*, CFA
(since 04/06)	(since 08/09)
Paul Zemsky*, CFA
(since 04/06)
*	Mr. Zemsky and Ms. Hackett are not portfolio managers of the Portfolio but are portfolio managers for other ING funds.

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Portfolio shares are processed at the net asset value next calculated after an order is received by the Portfolio’s distributor, ING Funds Distributor, LLC. You can buy or sell shares of the Portfolio through a broker-dealer or other financial intermediary; by visiting our website at www.ingfunds.com; by writing to us at ING Funds; 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258; or by calling us at 1-800-366-0066.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is offered as an investment option in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Service Plan and 12b-1 Plan, the Portfolio’s adviser or distributor (collectively, “ING”), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to the insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. ING may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance companies and thus, they may promote the distribution of the shares of the Portfolio.

ING Retirement Moderate Portfolio
16

KEY PORTFOLIO INFORMATION

This Prospectus contains information about certain funds within the ING Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Each of the Portfolios is a series of ING Investors Trust (“Trust”), a Massachusetts business trust. Each Portfolio is managed by Directed Services LLC (“DSL” or “Adviser”). ING Investment Management Co. (“ING IM” or “Consultant”) serves as a consultant to the Adviser in managing the Portfolios.

The Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. (“ING Groep”) (NYSE: ING). For more information about the Portfolios, the Adviser and the Consultant, please read “Management of the Portfolios” later in this Prospectus and the SAI.

The Portfolios’ shares are classified into two classes of shares, Adviser Class (“Class ADV”) and Institutional Class (“Class I”). The classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Portfolio Diversification

Each Portfolio is diversified, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Investor Diversification

Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolios provide investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.

Although the Portfolios are designed to serve as diversified investment portfolios of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolios in the context of your personal financial situation, investment objectives and other investments.

Temporary Defensive Strategies

When the Adviser or Sub-Adviser (if applicable) to a Portfolio or Underlying Fund anticipates unusual market or other conditions, the Portfolio or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio or Underlying Fund invests defensively, it may not achieve its investment objective. A Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

17

KEY PORTFOLIO INFORMATION (continued) Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

18

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About The Investment Objectives

Each Portfolio’s investment objective is non-fundamental and each Portfolio’s investment objective may be changed, upon approval by the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

Additional Information About Principal Investment Strategies

The Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Portfolios invest primarily in a universe of Underlying Funds that are passively managed index funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds.”

Shares of the Portfolios are offered to separate asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

Consultant

The Consultant performs strategic and tactical asset allocation analysis for DSL. Both the Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio invests. The Adviser has established an Asset Allocation Committee to review the Consultant’s analysis and determine the asset allocation for each Portfolio.

Asset Allocation Process

The Adviser has set up an Asset Allocation Committee made up of a team of professionals to consider and review the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations, as necessary.

The Adviser uses an asset allocation process to determine each Portfolio’s investment mix. This asset allocation process can be described in two stages.

In the first stage, the mix of asset classes (i.e., stocks and fixed-income securites of various types) that is likely to produce the optimal return for each Portfolio is estimated. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of international asset classes as well as other financial variables. In the second stage, the historical returns or hypothetical returns of an Underlying Fund are examined to estimate which asset classes the Underlying Fund represents and how the Underlying Fund would fit the Asset Allocation Model. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and the target level of risk is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations “(Target Allocations”).

Periodically, based upon a variety of quantitative and qualitative factors, the Adviser uses economic and statistical methods to recommend the optimal Target Allocations and ranges for the Portfolios, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

19

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations will vary somewhat from the Target Allocations, although the percentages generally will remain within an acceptable range of the Target Allocations percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. The Adviser will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolios and the Underlying Funds.

Each Portfolio may be rebalanced periodically to return to the Target Allocations and inflows and outflows may be managed to maintain the Target Allocations. In addition, variances from the targets will be monitored. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, the Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. These allocations, however, are targets and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. If the Adviser believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Conflicts of Interest

In making decisions on the allocation of the assets of the Portfolios among the Underlying Funds, the Adviser is subject to several conflicts of interest because it, or an affiliate, may serve as the investment adviser to the Portfolios, and it or an affiliate serves as adviser, or may serve as sub-adviser to an Underlying Fund. These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING. Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate. Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Adviser has informed the Trust’s Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques. The Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios are managed in the best interest of their shareholders. Further, the Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflicts of interest.

Additional Information About the Portfolios’ Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolios’ risk profiles are largely a factor of the principal securities in which they invests and investment techniques that they use. Below is a discussion of the risks associated with certain of the types of securities in which the Underlying Funds may invest and certain of the investment practices that the Underlying Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the adviser sub-adviser of the Underlying Funds can decide whether to use them. The Underlying Funds may invest in these securities or use these techniques as part of the Underlying Funds’ principal investment strategies. However, the adviser sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Underlying Funds’ principal investment strategies.

The discussions below describe the Portfolios’ principal risks as a result of the Portfolios’ investments in the Underlying Funds. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolios.

For more information about principal risks that apply only to the Underlying Funds, please see “Key Information About the Underlying Funds.”

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Adviser’s allocation of each Portfolio’s assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolios.

Assets will be allocated among funds and markets based on judgments made by the Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Performance of the Underlying Funds Will Vary

The performance of the Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolios changes as the asset values of the Underlying Funds they hold go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Asset Allocation.  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that a portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes.

Company.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Counterparty.  The entity with whom an Underlying Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Underlying Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Underlying Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivatives.  Derivative securities are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of the Portfolio’s or an Underlying Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio or the Underlying Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Portfolio or the Underlying Fund; thus exaggerating any increase or decrease in the net asset value of the Portfolio or the Underlying Fund. Investments in derivatives are generally negotiated over the counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio or an Underlying Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Portfolio or an Underlying Fund’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to the Portfolio or an Underlying Fund.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Equity Securities.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, an Underlying Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign Investments/Emerging and Developing Markets.  Because a portfolio invests in Underlying Funds that invest in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly of commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Index Strategy.  An Underlying Fund might lag its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holding might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%. Because an Underlying Fund always seeks to follow its target index, it will not use defensive strategies to try to reduce the risk of loss during market downturns or manage market volatility. The timing of when investors buy and sell Underlying Fund shares can also affect performance.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model.  Certain Underlying Funds invest based on a model implemented by the Underlying Fund’s sub-adviser. If a sub-adviser’s proprietary model does not adequately address existing or unforeseen market factors or the interplay between such factors, it may not assure them investment success. The proprietary models used by an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when an Underlying Fund’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market.  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Movements in financial services can also cause widespread short-term or long-term declines in the prices of stocks and other equities regardless of a company’s business performance. From time to time, the stock market may not favor the securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing an Underlying
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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating its assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that over time the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

AFFILIATED UNDERLYING FUNDS

Underlying Fund: ING BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management Inc.

Investment Objective: Maximum real return, consistent with the preservation of real capital and prudent investment management.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment-grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds and asset-backed securities. Non-investment grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

Main Risks: Company, counterparty, credit, derivatives, equity securities, foreign investments and emerging and developing markets, high-yield, interest rate, issuer non-diversification, leverage, liquidity, manager, market, mortgage-related securities, other investment companies, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING Dow Jones Euro STOXX 50® Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Dow Jones EURO STOXX 50® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic returns closely equivalent to the Index or its components. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, concentration, convertible securities, counterparty, derivatives, equity securities, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING FTSE 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Main Investments:Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, concentration, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Hang Seng Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments and developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Japan Equity Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING Liquid Assets Portfolio

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: High level of current income consistent with the preservation of capital and liquidity.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder.

Main Risks: Counterparty, credit, focused investing, foreign investments, interest rate, liquidity, mortgage-related securities, other investment companies, and U.S. government securities and obligations.

Underlying Fund: ING NASDAQ 100 Index® Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the total return of the Nasdaq-100 Index® (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components and exchange-traded funds. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The sub-adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its assets. The portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, foreign investments, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Growth Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, growth investing, index strategy, issuer non-diversification, liquidity, market, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Large Cap Value Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Top 200® Value Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, issuer non-diversification, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: ING RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Growth Index (“Index”).

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like the Index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Mid Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell Midcap® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The portfolio attempts to replicate the index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: ING RussellTM Small Cap Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Investment results (before fees and expenses) that correspond to the to total return of the Russell 2000® Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Index, convertible securities that are convertible into common stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. Under normal conditions, the portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) The portfolio may not always hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

Main Risks: Company, convertible securities, counterparty, derivatives, equity securities, index strategy, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: ING U.S. Bond Index Portfolio

Investment Adviser: ING Investments, LLC

Sub-Adviser: Lehman Brothers Asset Management LLC

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index (“Index”).

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of investment-grade debt securities, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s Ratings Services, or of comparable quality if unrated, included in the Barclays Capital U.S. Aggregate Bond Index, derivatives whose economic returns are, by design closely equivalent to the returns of the Index or its components and exchange-traded funds. To Be Announced purchase commitments shall be deemed included in the Barclays Capital U.S. Aggregate Bond Index upon entering into such contract. Invests principally in bonds, including publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities. Also invests in futures and other derivatives as a substitute for the sale or purchase of debt securities.

Main Risks: Company, counterparty, credit, derivatives, index strategy, interest rate, liquidity, market, mortgage-related securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: ING U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Investment Objective: Total return.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the Index (including derivatives). The portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. Under certain circumstances, the portfolio may not hold all of the same securities as the Index. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. Although the portfolio attempts to track, as closely as possible, the performance of the Index, the portfolio does not always perform exactly like its target index. Unlike the Index, the portfolio has operating expenses and transaction costs and therefore, has a slight performance disadvantage over the Index. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the Index, the sub-adviser may invest the entire amount of the portfolio’s assets in Index futures, in exchange-traded funds, or in a combination of Index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended,
31

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) and the rules, regulations and exemptive orders thereunder. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

Main Risks: Company, counterparty, derivatives, equity securities, index strategy, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

UNAFFILIATED UNDERLYING FUNDS

Underlying Fund: iShares Barclays 1-3 Year Credit Bond Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the U.S. investment-grade credit sector of the bond market as defined by the Barclays Capital 1-3 Year U.S. Credit Index (“Index”).

Main Investments: The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2009, there were [ ] issues in the Index. The Index includes investment-grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index. The fund may invest the remainder of its assets in securities not included in the Index, but which BGFA believes will help the fund track the Index. For example, the fund may invest in bonds not included in the Index in order to reflect changes in the Index (such as reconstitutions, additions and deletions). The fund also may invest its other assets in futures, options and swap contacts, cash and cash equivalents, including money market funds advised by BGFA. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, credit, derivatives, focused investing, foreign investments, income, index strategy, interest rate, issuer non-diversification, liquidity, manager, market, and market trading for exchange-traded funds.

Underlying Fund: iShares Barclays 1-3 Year Treasury Bond Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the short-term sector of the U.S. Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index (“Index”).

Main Investments: The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2009, there were [ ] issues in the Index. The Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which BGFA believes will help the fund track the Index. For example, the fund may invest in bonds not included in the Index in order to reflect changes in the Index (such as reconstitutions, additions and deletions). The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

33

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Risks: Company, concentration, credit, focused investing, income, index strategy, interest rate, manager, market, and market trading for exchange-traded funds.

Underlying Fund: iShares MSCI Australia Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Morgan Stanley Capital International Australia Index (“Index”).

Main Investments: The Index consists of stocks traded primarily on the Australian Stock Exchange. As of December 31, 2009, the Index’s three largest industries were: [materials, banks and real estate]. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, commodities, concentration, currency, derivatives, focused investing, foreign investments and emerging and developing markets, index strategy, issuer non-diversification, manager, market, market capitalization, and market trading for exchange-traded funds.

Underlying Fund: iShares Russell 2000 Growth Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell 2000® Growth Index (“Index”).

34

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Main Investments: The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell 2000® Index. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, growth investing, index strategy, manager, market, market trading for exchange-traded funds, and small-capitalization company.

Underlying Fund: iShares Russell 2000 Value Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell 2000® Value Index (“Index”).

Main Investments: The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell 2000® Index. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio
35

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, index strategy, manager, market, market trading for exchange-traded funds, small-capitalization company, and value investing.

Underlying Fund: iShares Russell Midcap Value Index Fund

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Investment Objective: Investment results that correspond (before fees and expenses) to the price and yield performance of the Russell Midcap® Value Index (“Index”).

Main Investments: The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market, and as of December 31, 2009, represented approximately [ ]% of the total market value of the Russell Midcap® Index. The Index measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to beat the Index the fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates. BGFA uses a representative sampling indexing strategy to manage the fund.

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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration,maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the fund is an actual investment portfolio. The performance of the fund and the Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index or the use of representative sampling. Tracking error is the difference between the performance (return) of the fund’s portfolio and that of the Index. BGFA expects that, over time, the fund’s tracking error will not exceed 5%. Because the fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivatives, focused investing, index strategy, manager, market, market trading for exchange-traded funds, mid-capitalization company, and value investing.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY ONLY TO THE UNDERLYING FUNDS

The following are principal risks that apply only to the Underlying Funds:

Commodities.  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Concentration in Financial Services Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. When an Underlying Fund is concentrated in the financial services sector, the risks include, but are not limited to, credit risk, interest rate risk and regulatory risk. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies, the deterioration or failure of other financial institutions and changes in banking or securities regulations. To the extent an Underlying Fund further concentrates in the banking industry, the risks described above may be greater.

Concentration in Natural Resources Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various natural resources. In addition, some companies may be
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Concentration in Technology Sector.  As a result of an Underlying Fund concentrating its assets in securities related to a particular industry/sector, an Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, an Underlying Fund could underperform funds that have greater industry diversification. Securities of companies involved in the technology sector may be subject to broad price fluctuations.

Convertible Securities.  Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt, an Underlying Fund could lose money. An Underlying Fund may be forced to convert a convertible security before it otherwise would do so, which may decrease the Underlying Fund’s returns.

Credit Derivatives.  An Underlying Fund may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency.  An Underlying Fund that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the Underlying Fund’s assets.

Focused Investing  To the extent that an Underlying Fund invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Growth Investing.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield.  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Income.  Falling interest rates will cause an Underlying Fund’s income to decline over time.

Investment By Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, are allowed to invest in an Underlying Fund. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If the purchases, redemptions or rebalancing in these other funds result in large inflows or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could hurt its performance, speed the realization of capital gains, or increase transaction costs. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on an Underlying Fund and funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Issuer Non-Diversification.  In some cases, an Underlying Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may exaggerate any increase or decrease in the net asset value of an Underlying Fund. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

Market Trading of Exchange Traded Funds.  Although shares of an exchange-traded fund (“ETF”) are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Mortgage-Related Securities.  Default on the underlying assets of the mortgage-related securities held by an Underlying Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage –related security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in mortgage-related securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Other Investment Companies.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because a portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of a portfolio and a proportionate share of the Underlying Fund.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are typically designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A portfolio’s purchase of shares of an ING Money Market Fund will result in the portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Prepayment and Extension.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If an Underlying Fund has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued) of declining interest rates. Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing an Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending.  When lending portfolio securities, an Underlying Fund is subject to the risks that it could lose money from: (1) the investment of the cash collateral received from the borrower; and (2) due to the failure of a borrower to return a security in a timely manner.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer.

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PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities are available in the SAI. The Portfolios post their portfolio holdings schedule on the ING Funds’ website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolios will post the month ending June 30 holdings on July 11). The Portfolios may also post their complete or partial portfolio holdings on their website as of a specified date.

The Portfolios’ portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2009, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser receives an annual fee for its investment management services provided to each Portfolio. The management fee is computed at a rate of 0.14% of average daily net assets invested in affiliated Underlying Funds and 0.24% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

The Adviser may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. The Adviser has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 35 basis points, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2009 and semi-annual shareholder report to be dated June 30, 2010.

The Adviser may act as a ‘‘manager-of-manager’’ for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Adviser may delegate to a sub-adviser the responsibility for investment management, subject to the Adviser’s oversight. the Adviser would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the the Portfolios’ Board. It is not expected that DSL would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of the sub-adviser of the Portfolios, the addition of a sub-adviser to a Portfolio, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

The Adviser has not appointed, and does not intend to appoint, a sub-adviser for these Portfolios.

The Asset Allocation Committee

An Asset Allocation Committee of the Adviser reviews the allocation of each Portfolio’s assets. The Asset Allocation Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations and determines the asset allocations for each Portfolio. The Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations of each Portfolio. The members of the Asset Allocation Committee are: William A. Evans, Paul Zemsky, and Heather Hackett.

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MANAGEMENT OF THE PORTFOLIOS (continued) William A. Evans, CFA, Vice President, ING IM’s Mutual Fund Advisory Group, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Heather Hackett, CFA and Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome-oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, CFA, Portfolio Manager, is the head of ING IM’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING IM, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed-income business and handling option trading in both the exchange-traded and over-the-counter markets.

Additional Information Regarding Members of the Asset Allocation Committee

The SAI provides additional information about each Asset Allocation Committee member’s compensation, other accounts managed by each committee member and each committee member’s ownership of securities in the Portfolios.

The Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of the Adviser. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk; a systematic process which utilizes quantitative disciplines in support of the investment judgement of seasoned professionals; and a compelling value proposition. The principal office of the Consultant is located at 230 Park Avenue, New York, New York 10169.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets. ING Funds Services, LLC has contractually agreed to waive the 0.10% administration fee through May 1, 2012. There is no guarantee this waiver will continue after such date.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Funds Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of the Portfolios is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolios is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of the Portfolios is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolios’ or an Underlying Fund’s NAV is not calculated. As a result, the NAV of the Portfolios or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolios’ shares. When market quotations are not available or are deemed unreliable, a sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

Each Underlying Fund’s adviser or sub-adviser may rely on the recommendations of a fair value pricing service approved by an Underlying Fund’s board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determines its NAV per share. Please refer to the prospectus for each Underlying Fund for an explanation of the circumstances under which an Underlying Fund will use fair pricing and the effect of fair pricing.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

45

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

46

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

47

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

48

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

49

INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond (“BCAB”) Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills.

The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.

50

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI for the fiscal year ended December 31, 2009 and is available upon request.

51

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Conservative Portfolio
Class I
12-31-09
12-31-08	9.93	0.39•	(2.31)	(1.92)	0.00*	0.00*	—	0.00*	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68
10-31-07(5) - 12-31-07	10.00	0.08	(0.15)	(0.07)	—	—	—	—	9.93	(0.70)	35.49	0.14	0.14	5.01	1	3
ING Retirement Growth Portfolio
Class I
12-31-09
12-31-08	13.57	0.22•	(4.94)	(4.72)	0.22	0.66	—	0.88	7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83
12-31-07	13.48	0.16•	0.42	0.58	0.15	0.34	—	0.49	13.57	4.15	0.16	0.14	0.14	1.16	38,624	37
04-28-06(5) - 12-31-06	12.92	0.11•	0.75	0.86	0.06	0.24	—	0.30	13.48	6.94	0.16	0.14	0.14	1.31	16,877	21
ING Retirement Moderate Growth Portfolio
Class I
12-31-09
12-31-08	12.98	0.29•	(4.20)	(3.91)	0.24	0.53	—	0.77	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74
12-31-07	12.83	0.24•	0.39	0.63	0.18	0.30	—	0.48	12.98	4.86	0.16	0.14	0.14	1.86	17,903	37
04-28-06(5) - 12-31-06	12.30	0.21•	0.63	0.84	0.11	0.20	—	0.31	12.83	7.03	0.16	0.14	0.14	2.68	6,164	20
ING Retirement Moderate Portfolio
Class I
12-31-09
12-31-08	12.60	0.39•	(3.52)	(3.13)	0.24	0.39	—	0.63	8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70
12-31-07	12.38	0.31•	0.34	0.65	0.20	0.23	—	0.43	12.60	5.26	0.16	0.14	0.14	2.47	4,926	47
04-28-06(5) - 12-31-06	11.93	0.23•	0.52	0.75	0.12	0.18	—	0.30	12.38	6.36	0.16	0.14	0.14	2.77	1,460	19
See Accompanying Notes to Financial Highlights
52

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005.
53

TO OBTAIN MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

The ING Funds

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in 100 F Street, N.E. Washington, D.C. 20549-0102 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Investors Trust	811-5629
ING Retirement Conservative Portfolio ING Retirement Growth Portfolio ING Retirement Moderate Growth Portfolio ING Retirement Moderate Portfolio
XXXX-I (0410-043010)

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

•ING Artio Foreign Portfolio

Class/Ticker: ADV/IJFAX; I/JPBPX; S/IJBSX; S2/IJBTX

•ING BlackRock Inflation Protected Bond Portfolio

Class/Ticker: ADV/IBRAX; I/IBRIX; S/IBRSX

•ING BlackRock Large Cap Growth Portfolio

Class/Ticker: ADV/IMLGX; I/IMLIX; S/IMLSX; S2/IMLTX

•ING BlackRock Large Cap Value Portfolio

Class/Ticker: ADV/IBLVX; I/IMVVX; S/IMVSX; S2/IMVTX

•ING Clarion Global Real Estate Portfolio

Class/Ticker: ADV/IGRAX; I/IRGIX; S/IRGSX; S2/IRGTX

•ING Clarion Real Estate Portfolio

Class/Ticker: ADV/ICRPX; I/IVRIX; S/IVRSX; S2/IVRTX

•ING FMRSM Diversified Mid Cap Portfolio*

Class/Ticker: ADV/IFDMX; I/IFDIX; S/IFDSX; S2/IFDTX

•ING Franklin Income Portfolio

Class/Ticker: ADV/IIFAX; I/IIFIX; S/IIFSX; S2/IIFTX

•ING Franklin Mutual Shares Portfolio

Class/Ticker: ADV/IFMAX; I/IFMIX; S/IFMSX

•ING Global Resources Portfolio

Class/Ticker: ADV/IGRAX; I/IGRIX; S/IGRSX; S2/IGRTX

•ING Goldman Sachs Commodity Strategy Portfolio

Class/Ticker: ADV/IAGMX; I/IGCPX; S/ISGMX; S2/IBGMX

•ING Janus Contrarian Portfolio

Class/Ticker: ADV/IJLAX; I/IJCIX; S/IJCSX; S2/IJCTX

•ING JPMorgan Emerging Markets Equity Portfolio

Class/Ticker: ADV/IJEAX; I/IJEMX; S/IJPIX; S2/IJPTX

•ING JPMorgan Small Cap Core Equity Portfolio

Class/Ticker: ADV/IJSAX; I/IJSIX; S/IJSSX; S2/IJSTX

•ING Limited Maturity Bond Portfolio

Class/Ticker: ADV/IMBAX; I/JLOPXS/ILMBX; S2/IMBSX

•ING Liquid Assets Portfolio

Class/Ticker: I/ILPIX; S/ILPSX; S2/ILPTX

•ING Lord Abbett Growth and Income Portfolio

  (Formerly ING Lord Abbett Affiliated Portfolio)

Class/Ticker: ADV/ILAPX; I/ISLIX; S/ISLSX; S2/ILATX

•ING Marsico Growth Portfolio

Class/Ticker: ADV/IMGAX; I/IMGIX; S/IMGSX; S2/IMGTX

•ING Marsico International Opportunities Portfolio

Class/Ticker: ADV/IMIOX; I/IMASX; S/IMISX; S2/IMAEX

•ING MFS Total Return Portfolio

Class/Ticker: ADV/IMTAX; I/IMTIX; S/IMSRX; S2/IMTRX

•ING MFS Utilities Portfolio

Class/Ticker: ADV/IMFAX; I/IMUIX; S/IMUSX; S2/IMFSX

•ING Morgan Stanley Global Franchise Portfolio

  (Formerly, ING Van Kampen Global Franchise Portfolio)

Class/Ticker: ADV/IGFAX; I/IGRIX; S/IVGTX; S2/IGFSX

•ING Morgan Stanley Global Tactical Asset Allocation Portfolio

  (Formerly, ING Van Kampen Global Tactical Asset Allocation Portfolio)

Class/Ticker: S/ IVKPX

•ING PIMCO Global Advantage Bond Portfolio†

Class/Ticker: ADV/ ; I/ ; S/ ; S2/ **NOT LAUNCHED**

•ING PIMCO High Yield Portfolio

Class/Ticker: ADV/IPYAX; I/IFIMX; S/IPHYX; S2/IPYSX

•ING PIMCO Total Return Bond Portfolio

Class/Ticker: ADV/IPTAX; I/IPCBX; S/IPCSX; S2/IPCTX

•ING Pioneer Equity Income Portfolio

Class/Ticker: ADV/IPEAX; I/IPEIX; S/IPESX

•ING Pioneer Fund Portfolio

Class/Ticker: ADV/IPFAX; I/IPPIX; S/IPPSX; S2/IPFSX

•ING Pioneer Mid Cap Value Portfolio

Class/Ticker: ADV/IPMVX; I/IPVIX; S/IPVSX; S2/IPMCX

•ING T. Rowe Price Capital Appreciation Portfolio

Class/Ticker: ADV/ITRAX; I/ITRIX; S/ITCSX; S2/ITCTX

•ING T. Rowe Price Equity Income Portfolio

Class/Ticker: ADV/ITEAX; I/ITEIX; S/IRPSX; S2/ITETX

•ING Templeton Global Growth Portfolio

Class/Ticker: ADV/IGGAX; I/IIGGX; S/ISGGX; S2/ICGGX

•ING U.S. Stock Index Portfolio

(Formerly, ING Stock Index Portfolio)

Class/Ticker: ADV/ISIVX; I/INGIX; S/ISJBX; S2/ISIPX

•ING Van Kampen Growth and Income Portfolio

Class/Ticker: ADV/IVGAX; I/IVGIX; S/IVGSX; S2/IVITX

•ING Wells Fargo Health Sciences Portfolio

(Formerly, ING Evergreen Health Sciences Portfolio)

Class/Ticker: ADV/IEHAX; I/IEHIX; S/IEHSX; S2/IEHTX

•ING Wells Fargo Omega Portfolio

(Formerly, ING Evergreen Omega Portfolio)

Class/Ticker: ADV/IEPOX; I/IEOHX; S/IEOSX; S2/IEOTX

•ING Wells Fargo Small Cap Disciplined Portfolio

Class/Ticker: ADV/IWSAX; I/IWSIX; S/IWSSX; S2/IWSTX

*  FMRSM is a service mark of Fidelity Management & Research Company.

†  The Portfolio is not currently being offered.

Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and

Service 2 Class (“Class S2”) Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio” and collectively, the “Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses dated April 30, 2010 (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios, that provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address or phone number written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference.  Copies of the Portfolios’ Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above. Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts (“Separate Accounts”) so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios may also sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose Separate Account holds shares of the Portfolios.  Shares of the Portfolios are currently offered to Separate Accounts of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios may also be made available to affiliated investment companies under funds-of-funds arrangements consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”) and Treasury Regulation Section 1.817-5. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

INTRODUCTION	4
SUPPLEMENTAL DESCRIPTION OF	5
PORTFOLIO INVESTMENTS AND RISKS	5
INVESTMENT RESTRICTIONS	45
FUNDAMENTAL INVESTMENT RESTRICTIONS	45
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	61
Non-Fundamental Investment Policies	76
PORTFOLIO TURNOVER	78
DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES	79
MANAGEMENT OF THE TRUST	80
INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES	92
COMPENSATION OF TRUSTEES	92
Control Persons and Principal Shareholders	100
ADVISERS	100
ADVISORY FEES	102
SUB-ADVISERS	107
SUB-ADVISORY FEES	107
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS	112
EXPENSE LIMITATION AGREEMENTS	178
ADMINISTRATOR	178
DISTRIBUTION OF TRUST SHARES	180
CODE OF ETHICS	197
PROXY VOTING PROCEDURES	198
PORTFOLIO TRANSACTIONS	198
NET ASSET VALUE (“NAV”)	207
PERFORMANCE INFORMATION	209
TAXES	215
OTHER INFORMATION	217
Voting Rights	217
Purchase of Shares	218
Redemption of Shares	218
Exchanges	218
Custodian	219
Transfer Agent	219
Independent Registered Public Accounting Firm	219
Legal Counsel	219
Registration Statement	219
Financial Statements	219
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C: FRANKLIN MUTUAL ADVISERS, LLC PROXY VOTING POLICIES	C-1
AND PROCEDURES

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Portfolios’ Prospectuses, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and investment techniques.  Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company.

The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions. The Trust currently has          portfolios. However, not all portfolios offered are contained in this SAI. This SAI pertains only to the following Portfolios:

ING Artio Foreign Portfolio

(“Artio Foreign Portfolio”)

ING BlackRock Inflation Protected Bond Portfolio

(“BlackRock Inflation Protected Bond Portfolio”)

ING BlackRock Large Cap Growth Portfolio

 (“BlackRock Large Cap Growth Portfolio”)

ING BlackRock Large Cap Value Portfolio

(“BlackRock Large Cap Value Portfolio”)

ING Clarion Global Real Estate Portfolio

(“Clarion Global Real Estate Portfolio”)

ING Clarion Real Estate Portfolio

(“Clarion Real Estate Portfolio”)

ING Evergreen Health Sciences Portfolio

(“Evergreen Health Sciences Portfolio”)

ING Evergreen Omega Portfolio

(“Evergreen Omega Portfolio”)

ING FMRSM Diversified Mid Cap Portfolio

(“FMRSM Diversified Mid Cap Portfolio”)

ING Franklin Income Portfolio

(“Franklin Income Portfolio”)

ING Franklin Mutual Shares Portfolio

(“Franklin Mutual Shares Portfolio”)

ING Global Resources Portfolio

(“Global Resources Portfolio”)

ING Goldman Sachs Commodity Strategy Portfolio

(“Goldman Sachs Commodity Strategy Portfolio”)

ING Janus Contrarian Portfolio

(“Janus Contrarian Portfolio”)

ING JPMorgan Emerging Markets Equity Portfolio

(“JPMorgan Emerging Markets Equity Portfolio”)

ING JPMorgan Small Cap Core Equity Portfolio

(“JPMorgan Small Cap Core Equity Portfolio”)

ING Limited Maturity Bond Portfolio

(“Limited Maturity Bond Portfolio”)

ING Liquid Assets Portfolio

(“Liquid Assets Portfolio”)

ING Lord Abbett Growth and Income Portfolio

(“Lord Abbett Growth and Income Portfolio “)

ING Marsico Growth Portfolio

(“Marsico Growth Portfolio”)

ING Marsico International Opportunities Portfolio

(“Marsico International Opportunities Portfolio”)

ING MFS Total Return Portfolio

(“MFS Total Return Portfolio”)

ING MFS Utilities Portfolio

(“MFS Utilities Portfolio”)

ING Morgan Stanley Global Franchise Portfolio

(“Morgan Stanley Global Franchise Portfolio”)

ING Morgan Stanley Global Tactical Asset Allocation Portfolio

(“Morgan Stanley Global Tactical Asset Allocation Portfolio”)

ING PIMCO High Yield Portfolio

(“PIMCO High Yield Portfolio”)

ING PIMCO Total Return Bond Portfolio

(“PIMCO Total Return Bond Portfolio”)

ING Pioneer Equity Income Portfolio

(“Pioneer Equity Income Portfolio”)

ING Pioneer Fund Portfolio

(“Pioneer Fund Portfolio”)

ING Pioneer Mid Cap Value Portfolio

(“Pioneer Mid Cap Value Portfolio”)

ING T. Rowe Price Capital Appreciation Portfolio

(“T. Rowe Price Capital Appreciation Portfolio”)

ING T. Rowe Price Equity Income Portfolio

(“T. Rowe Price Equity Income Portfolio”)

ING Templeton Global Growth Portfolio

(“Templeton Global Growth Portfolio”)

ING U.S. Stock Index Portfolio

(“U.S. Stock Index Portfolio”)

ING Van Kampen Growth and Income Portfolio

(“Van Kampen Growth and Income Portfolio”)

ING Wells Fargo Small Cap Disciplined Portfolio

(“Wells Fargo Small Cap Disciplined”)

Liquid Assets Portfolio and Morgan Stanley Global Tactical Asset Allocation Portfolio do not offer Class ADV shares.    Morgan Stanley Global Tactical Asset Allocation Portfolio does not offer Class I shares. BlackRock Inflation Protected Bond Portfolio, Franklin Mutual Shares Portfolio and Morgan Stanley Global Tactical Asset Allocation Portfolio do not offer Service 2 Class Shares.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

SUPPLEMENTAL DESCRIPTION OF

PORTFOLIO INVESTMENTS AND RISKS

DIVERSIFICATION

Diversified Investment Companies. Each Portfolio, except BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Evergreen Health Sciences Portfolio, Global Resources Portfolio, Goldman Sachs Commodity Strategy Portfolio, Janus Contrarian Portfolio, and Morgan Stanley Global Franchise Portfolio, is “diversified” within the meaning of the 1940 Act.  In order to qualify as diversified, a Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Non-Diversified Investment Companies. BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Evergreen Health Sciences Portfolio, Global Resources Portfolio, Goldman Sachs Commodity Strategy Portfolio, Janus Contrarian Portfolio, and Morgan Stanley Global Franchise Portfolio are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company.

CONCENTRATION

Clarion Global Real Esate Portfolio, Clarion Real Estate Portfolio, Global Resources Portfolio, Goldman Sachs Commodity Strategy Portfolio, Janus Contrarian Portfolio, MFS Utilities Portfolio, and Morgan Stanley Global Franchise Portfolio “concentrate” (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in these assets at all times.  As a result, the Portfolios may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

With respect to each Portfolio’s concentration policy, the advisers use the Global Industry Classification Standards and Bloomberg L.P. to determine industry concentration.

INVESTMENTS, STRATEGIES AND RISKS

Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses but outlined in this SAI that the investment advisers, Directed Services LLC (“DSL” or “Adviser”) or ING Investments, LLC (“ING Investments” or “Adviser”) and collectively, (“Advisers”) or a sub-adviser (“Sub-Adviser” or collectively, “Sub-Advisers”) reasonably believe is compatible with the investment objectives and policies of that Portfolio.

Equity Investments

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives a Portfolio the right to vote on measures affecting the company’s organization and operations.

Other equity securities include, but are not limited to, convertible debt, preferred stocks, warrants or other securities exchangeable for shares of common stocks.

Convertible Securities and Synthetic Convertible Securities

A convertible security is a security that may be converted, either at a stated price or rate within a specified period of time, into a specified number of shares of common stocks.  By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stocks into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies, or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible security comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Reorganizations

Indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails to adequately recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser.  The Sub-Adviser must appraise not only the value of the issuer and its component businesses as well as, the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer as well as the dynamics of the business climate when the offer or proposal is in progress.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Initial Public Offerings (“IPOs”)

IPOs occur when the company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios’ Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios’ shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Portfolio’s performance when the Portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolio’s returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio’s assets as they increase in size and, therefore, have a more limited effect on the Portfolio’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries.  Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies.  Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of the Portfolio’s shares invested in the Internet industry will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Master Limited Partnerships (“MLPs”)

Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they may also finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Each Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations and exemptive orders thereunder. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the Portfolio’s total assets in the investment company; or (iii) investmtne more than 10% of the Porfolio’s total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company’s expenses, including management fees in the case of a  management investment company.

For so long as shares of a Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.  T. Rowe Price Equity Income Portfolio and T. Rowe Price Capital Appreciation Portfolio may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds and Janus Contrarian may invest in shares of Janus’ Money Market Funds, each pursuant to the receipt of an SEC exemptive order.

There are some potential disadvantages associated with investing in other investment companies.  In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses.  When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Exchange-Traded Funds (“ETFs”) are investment companies whose goals are to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”).  Sometimes, the prices of ETFs may vary significantly from the NAV of the ETF’s underlying indices.  Additionally, if a Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Market Trading Risks for ETFs

Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risks of Secondary Listings.. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when and ETF accepts purchase and redemption orders.  Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Holding Company Depositary Receipts (“HOLDRs”) are trust-issued receipts that represent a Portfolio’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, a Portfolio’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

iShares MSCI Index Shares (“iShares”) were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded fund traded on the American Stock Exchange, now known as NYSE Amex Equities (“AMEX”).  They were re-named iShares MSCI Index Shares on March 15, 2000.  iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index.  The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset value of their underlying indices and supply and demand of iShares on the AMEX.  To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy.

Standard & Poor’s Depositary Receipts (“SPDRs”) are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Composite  Stock Price Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Composite Stock Price Index.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Private Funds

Private Funds are U.S. or foreign private limited partnerships or other investment funds. Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, a Portfolio’s ability to invest in them will be limited. In addition, shareholders of a Portfolio will remain subject to the Portfolio’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of a Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Risks Associated with the Real Estate Industry

Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•              possible declines in the value of real estate;

•              adverse general or local economic conditions;

•              possible lack of availability of mortgage funds;

•              overbuilding;

•              extended vacancies of properties;

•              increases in competition, property taxes and operating expenses;

•              changes in zoning or applicable tax law;

•              costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•              casualty or condemnation losses;

•              uninsured damages from floods, earthquakes or other natural disasters;

•              limitations on and variations in rents; and

•              unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing for a single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under applicable tax credits and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time. To the extent a Portfolio invests in international REITs, such a REIT may be considered a “passive foreign investment company which may result in an adverse situation for the Portfolio.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Small Companies

Small companies, some of which may be unseasoned, may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

Special Situations

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Unseasoned companies are companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Fixed-Income Investments

Banking Industry and Savings Industry Obligations

Banking industry and savings industry obligations include:  (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks; and (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus, and undivided profits in excess of $100 million based on latest published reports; or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government. Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks, so long as the securities are U.S. dollar-denominated, and some Portfolios may also invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  See “Foreign Investments” discussion in this SAI for further information regarding risks attending investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party because there is no market for such deposits.  A Portfolio will not invest in fixed-time deposits:  (i) which are not subject to prepayment; or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (iii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain Portfolios invest only in bank and S&L obligations as specified in that Portfolio’s investment policies.  Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

(i)            the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or, if the institution has no outstanding securities rated by Moody’s or S&P, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)           in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)          in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Brady Bonds are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although, the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which, the lender may determine to invest varying amounts.

The Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes), denominated in U.S. dollars, and issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper:  (1) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or Fitch Ratings (“Fitch”) or A-1 or A-2 by S&P; (2) if not rated by either Moody’s, Fitch, or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

Commercial paper obligations may include variable rate demand notes. These notes are obligations that permit investment of fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between a Portfolio, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or decrease the amount under the note, at any time, up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or S&P; a Portfolio may invest in them only if the Sub-Adviser believes that, at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest.  Master demand notes are considered by the Portfolios to have a maturity of one day unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Portfolios may invest only in debt securities that are investment-grade, i.e., rated BBB or better by S&P or equivalently rated by Moody’s or Fitch or, if not rated by S&P, Moody’s or Fitch, of equivalent quality as determined by the Sub-Adviser.  Other Portfolios also may invest in debt securities that are rated below investment grade.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, a Portfolio will not accrue any income on these securities prior to delivery.  The Portfolios will maintain in a segregated account with their custodian, or earmark on its records, an amount of cash or high quality debt securities assets equal to (on a daily marked-to-market basis) the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or S&P do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolios’ Sub-Advisers.

Credit-Linked Notes (“CLNs”)

CLNs are generally issued by one party with a credit option or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. A CLN is issued by a trust, a special purpose vehicle, and collateralized by AAA-rated securities.  Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to that Portfolio’s investment objective. A CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, a CLN holder receives either fixed or floating coupon rate during the life of the CLN, and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, a CLN holder will receive an amount equivalent to the recovery rate. A CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, a CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolios cannot assure that they can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

PIMCO High Yield Portfolio and PIMCO Total Return Bond Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

The custodial receipts and trust certificates in which PIMCO High Yield Portfolio and PIMCO Total Return Bond Portfolio may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic, or derivative instruments, that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below, or rise above, a specified rate. Because some of these instruments represent relatively recent innovations and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans, up to a maximum amount, upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that, as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advanceing additional funds, it will at all times, segregate assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  PIMCO High Yield Portfolio, PIMCO Total Return Bond Portfolio and U.S. Stock Index Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of a Portfolio’s investment restriction relating to the lending of funds or assets.

Event-Linked Bonds

Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, a Portfolio may lose a portion, or all, of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose a Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since a Portfolio may retain the bond if interest rates decline.  By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Government National Mortgage Association (“GNMA”) Certificates

GNMA certificates are mortgage-related securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”)-insured or Veteran Administration-guaranteed mortgages.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-related securities issued by GNMA are described as modified pass-through securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the pass-through payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-related securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at locking in yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies. Pursuant to such contract, a Portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Portfolio, on a monthly basis, guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds (“Junk Bonds”)

High-yield bonds (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s, or BBB- by S&P or Fitch or, if not rated by Moody’s, S&P or Fitch, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily NAV of the Portfolio’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher-grade bonds, it may be more difficult to value the securities because such valuation may require more research and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Industrial Development Bonds and Pollution Control Bonds

Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage, are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio’s limit on illiquid securities.

Loan Participations and Assignments

Commercial loans may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which the Portfolios may invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, a Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to a Portfolio.  For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s NAV than if that value were based on available market quotations and could result in significant variations in the Portfolio’s daily share price.

Mortgage-Related Securities and Asset Backed Securities

The Portfolios may invest only in those mortgage-related securities that meet their credit quality and portfolio maturity requirements. Mortgage-related securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-related securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-related securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-related securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-related securities are less effective than conventional bonds in locking in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-related securities.  Extending the average life of a mortgage-related security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Adjustable Rate Mortgage Securities (“ARMS”)

ARMS are a form of pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin”, to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolio, the National Median Cost of Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Agency Mortgage Securities mortgage-related securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Collateralized Debt Obligations (“CDOs”)

CDO include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans including loans that may be rated below investment-grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called traunches, with varying risk and yield.  The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior traunches, from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities and can be rated investment-grade. Despite the protection from the equity tranche, CBO or CLO traunches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting traunches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs, and other CDOs are privately offered and sold and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities.  However an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933 (“Rule 144A Securities”).  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk),  CDOs carry additional risks including, but not limited to:  (1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Portfolio may invest in CDOs that are subordinate to other classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-related bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal National Mortgage Association (“FNMA”), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the collateral are used to pay principal on the Bonds in the order A, B, C, and Z.  The portfolio’s A, B, and C Bonds all bear current interest.  Interest on the portfolio’s Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio’s A, B, or C Bond currently being paid off. When the portfolio’s A, B, and C Bonds are paid in full, interest and principal on the portfolio’s Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Related Securities

Commercial mortgage-related securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-related securities have developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for residential single-family mortgage-related securities.  Many of the risks of investing in commercial mortgage-related securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-related securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

FNMA and FHLMC Mortgage-Related Obligations

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues Real Estate Mortgage Conduit (“REMIC”) Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/services which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by the United States Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgag-Related Securities

Mortgage-related securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-related securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-related securities are not guaranteed by an entity having the credit standing of a U.S. government agency.  In order to receive a high quality rating, they normally are structured with one or more types of credit enhancement.  These credit enhancements fall generally into two categories:  (1) liquidity protection; and (2) protection against losses resulting after default by a borrower and liquidation of the collateral.  Liquidity protection refers to the providing of cash advances to holders of mortgage-related securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage.  This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Stripped Mortgage-Related Securities (“SMBS”)

SMBS are derivative, multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and accordingly, these securities may be deemed illiquid and subject to a Portfolio’s limitations on investment in illiquid securities.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt, and are similar in structure to mortgage-related securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation “CMO” structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-related securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable, or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-related securities, collateralized mortgage-related securities, and other instruments.

Municipal Securities

The Portfolios may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities, including residual interest bonds.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general and are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payment due under the lease obligation.

The Portfolios may also purchase certificates of participation, which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency, or authority.  However, certain lease obligations contain non-appropriation clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

A Portfolio may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one nationally recognized statistical rating organization (“NRSRO”); (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Principal Exchange Rate Linked Securities

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Structured Securities

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest, or any combination thereof, prior to one or more other classes or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate, and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest, or any combination thereof, that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index, or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets.  In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest, is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk to a Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages.  The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period, and all foreclosure expenses.

The Sub-Advisers will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Advisers have developed guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines.  The Portfolios seek opportunities to acquire subordinated residential mortgage securities where, in the view of a Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Advisers will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds.  Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements.  Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any.  A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets.  Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates.  Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties.  The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service.  A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who:  (1) establishes requirements for each service; (2) administers, supervises, and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (3) maintains any primary insurance, standard hazard insurance, special hazard insurance, and any pool insurance required by the terms of the certificates.  The master service may be an affiliate of the depositor and may also be the service with respect to all, or a portion of, the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolios as debt investments.  Generally, trust preferred securities are cumulative preferred stocks issued by a trust that is wholly-owned by a financial institution, usually a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stocks.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, an Adviser or Sub-Adviser will evaluate the financial condition of the financial institution as the trust typically has no business operations other than issuing the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section entitled “Mortgage-Related and Asset-Backed Securities,” and Federal Housing Administration debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest and thus, they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.  They differ primarily in their interest rates, the lengths of their maturities, and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another.  Some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, FNMA, FHLMC, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although, under certain conditions, certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Portfolios will invest in securities of such agencies or instrumentalities only when an Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Obligations of the International Bank for Reconstruction and Development may be purchased. These obligations which, while technically not a U.S. government agency or instrumentality, have the right to borrow from the participating countries, including the United States.

The Portfolios may also invest in U.S. Treasury obligations, which are obligations issued or guaranteed by U.S. government agencies.  U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by the full faith and credit of the U.S. government, such as the GNMA pass-through mortgage certificates; some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as FNMA bonds; and others are supported only by the credit of the entity that issued them, such as the FHLMC.

In September 2008, the FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve the FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to the FNMA and FHLMC:  (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is expected to be available to the FNMA and FHLMC until the first quarter January 2010; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-related securities that was expected to continue until December 2009.  More recently, it was announced that purchase of FNMA and FHLMC mortgage-related securities are expected to continue through the first quarter 2010.  No assurance can be given that the purposes of the conservatorship and related actions under the authority of the FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Zero-Coupon Bonds and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity, or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash, or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest.  A Portfolio will accrue income on such investments for tax and accounting purposes as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio’s distribution obligations.

Derivative Instruments

Derivatives are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

Transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Sub-Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio’s investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

The Portfolios have claimed an exclusion from the definition of a Commodity Pool Operator under the Commodity Exchange Act and therefore are not subject to registration or regulation as a Commodity Pool Operator.  There can be no assurance that the use of derivative instruments will benefit the Portfolios.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price.  When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  A Portfolio will not engage in these contracts for speculation or for achieving leverage.  A Portfolio’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold.  While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)           when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)           forego possible price appreciation;

(b)           create a situation in which the securities would be difficult to repurchase; or

(c)           create substantial brokerage commissions;

(2)           when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           to close out stock index futures purchase transactions.

Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested.  Stock index futures might also be purchased:

(1)           if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio: or

(2)           to close out stock index futures sales transactions.

Limitations on Futures Contracts

When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by a Portfolio.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

Options

Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

A Portfolio may write a call or put option only if the option is “covered” or “secured” by a Portfolio holding a position in the underlying securities.  This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, a Portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.  A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Options on Futures Contracts

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

A Portfolio may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

(1)           if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio; or

(2)           to close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, with the exception of Artio Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes.  For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio’s securities or the price of the securities, which a Portfolio intends to purchase.  A Portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Portfolio’s exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Portfolio expects to earn interest income on its initial margin deposits.

A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month).  If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss.  The transaction costs must also be included in these calculations.

Risks Associated With Futures and Options on Futures Contracts

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio’s transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act,  the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Options on Securiites Indices

A Portfolio may purchase or sell call and put options on securities indices for the same purposes as it purchases or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, a Portfolio would continue to receive interest income on such security.

A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.  A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed-dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed-dollar amount.

Over-the-Counter Options (“OTC Options”)

The Portfolios may write or purchase options in privately negotiated domestic or foreign transactions OTC Options, as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio’s assets (the “SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Risks of Option Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Gold and Other Precious Metals

The Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks may also affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Hybrid Instruments

Hybrid Instruments are a type of potentially high-risk derivative that have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument.  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level.  Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.  Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Portfolio.

Straddles

A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of a Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swaps Agreements

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether a Portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value.  In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

The Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — which the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

Warrants

The Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Foreign Investments

Equity securities include ADRs, EDRs, GDRs and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”) as described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the section entitled “Fixed-Income Investments - Banking Industry and Savings Industry Obligations” previously discussed in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, Latin America and Europe may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that a Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

The Portfolios also may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Portfolios’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Company’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositoary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are typically issued by foreign banks or trust companies, although they may also be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

The Portfolios that are authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.  (See “Foreign Investments”)

Eurodollar Convertible Securities

The Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Exchange Rate-Related Securities

Exchange rate-related securities are securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Certain Portfolios’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Forward Currency Contracts

Forward currency contracts may be entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Forward currency transactions may be entered into in anticipation of or to protect itself against fluctuations in currency exchange rates.  A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

Artio Foreign, PIMCO High Yield and PIMCO Total Return Bond Portfolios may enter into forward currency exchange contracts for hedging and non-hedging purposes.  In addition, each Portfolio may enter into forward contracts for “cross hedging” purposes, e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuation in the value of a second type of currency.  The Portfolios may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  The Portfolios may enter into forward foreign currency contracts for the purchase or sale of a security denomination in or exposed to a foreign currency.  The Portfolios may desire to “lock in” the U.S. dollar price of the security.

Alternatively, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets.  At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time.  In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency.  Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

A Portfolio uses foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Swap Agreements

The Portfolios may enter into options on swap agreements (“swap options”).  A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.  A Portfolio intends to use these transactions as hedges and not as speculative investments.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether a Portfolio’s use of swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Passive Foreign Investment Companies (“PFICs”)

The Portfolios may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Portfolios are subject to certain percentage limits under the 1940

Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio’s assets may be invested in such securities.

Sovereign Debt

The Portfolios may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Portfolios may invest may be rated below investment-grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Portfolio’s shares. In the event a Portfolio borrows, the Portfolio may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio’s borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Portfolio’s obligations under the when-issued or delayed delivery arrangement.

Currency Management

A Portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio’s investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio’s securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

Dollar Roll Transactions

The Portfolios seeking a high level of current income may enter into dollar rolls or “covered rolls” in which a Portfolio sells securities (usually mortgage-related securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period.  A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

A Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Lending Portfolio Securities

For the purpose of realizing additional income, the Portfolios may make secured loans of portfolio securities up to 30% or 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply).  Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio’s investment program.  While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.  During the term of a loan, the borrower has the right to vote the loaned securities; however, a Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

Participation on Creditors Committees

The Portfolios may, from time to time, participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio.  Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore, may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by a Portfolio on such committees may also expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  A Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Performance Indexed Paper

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Repurchase Agreements

The Portfolios may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.  The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  A Portfolio may also incur disposition costs in connection with liquidating the securities.

Restricted Securities

Each Portfolio may also purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities.  The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations.  This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio.  Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of Qualified Institutional Buyers (“QIBs”).  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constrains.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs.  Nonetheless, a small market exists for trading Rule 144A securities.  The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price.  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio.  (See “Borrowing” for further information on these limits)  The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price.  A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely.

The Portfolio’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales “Against the Box”

A short sale “against the box” is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  A Portfolio would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Portfolio.  Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

Strategic Transactions

Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

To Be Announced (“TBA”) Sale Commitments

TBA sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-related securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Securities may purchased on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio’s other assets.  Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so.  A Portfolio may realize short-term profits or losses upon such sales.

Temporary Defensive Investments

For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment-grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  PIMCO High Yield and PIMCO Total Return Bond may hold an unlimited amount of such investments consistent with its objectives.  Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectuses and this SAI will apply at the time of investment.  A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities, defined by the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of that Portfolio’s outstanding voting securities. Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio’s name. The investment objectives and all other investment policies of the Portfolios not specifically identified in this SAI or the Prospectuses as fundamental are non-fundamental and may be changed without shareholder approval.  All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

Artio Foreign Portfolio, BlackRock Large Cap Growth Portfolio, BlackRock Large Cap Value Portfolio, JPMorgan Small Cap Core Equity Portfolio, and Morgan Stanley Global Franchise Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       with respect to 75% of each Portfolio’s total assets (50% of JPMorgan Small Cap Core Equity Portfolio’s total assets and 50% of Morgan Stanley Global Franchise Portfolio’s total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       issue senior securities, except as permitted under the 1940 Act;

3.                                       borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.  In addition, the Morgan Stanley Global Franchise Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4.                                       underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.                                       purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Morgan Stanley Global Franchise Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

BlackRock Inflation Protected Bond Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.                                       purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

BlackRock Inflation Protected Bond Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Clarion Global Real Estate Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.                                       purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Clarion Global Real Estate Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Clarion Global Real Estate Portfolio will only purchase fixed-income securities that are rated investment-grade, i.e., rated at least BBB by S&P or Baa by Moody’s, or have an equivalent rating from another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, are determined to be of comparable quality by the Sub-Adviser.  Money market securities, certificates of deposit, banker’s acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio’s Sub-Adviser.

Clarion Real Estate Portfolio, Global Resources Portfolio, Limited Maturity Bond Portfolio, Liquid Assets Portfolio, T. Rowe Price Capital Appreciation Portfolio, T. Rowe Price Equity Income Portfolio, Templeton Global Growth Portfolio and Van Kampen Growth and Income Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, except that this restriction does not apply to Clarion Real Estate Portfolio or Global Resources Portfolio;

2.                                       invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, except that restriction does not apply to Clarion Real Estate Portfolio or Global Resources Portfolio;

3.                                       invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets Portfolio, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth Portfolio to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Clarion Real Estate Portfolio, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources Portfolio, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

4.                                       purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

5.                                       purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources Portfolio may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

6.             lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

a.                                       invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

b.                                      enter into repurchase agreements; and

c.                                       lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

7.                                       issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio’s borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

8.                                       act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

9.                                       with respect to Clarion Real Estate Portfolio, Limited Maturity Bond Portfolio, Liquid Assets Portfolio, T. Rowe Price Capital Appreciation Portfolio and T. Rowe Price Equity Income Portfolio, make short sales of securities, except short sales against the box;

10.                                 borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI.  (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio’s assets);

11.                                 with respect to the Clarion Real Estate Portfolio, Global Resources Portfolio, Limited Maturity Bond Portfolio, Liquid Assets Portfolio, T. Rowe Price Capital Appreciation Portfolio and T. Rowe Price Equity Income Portfolio, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for Templeton Global Growth Portfolio and Van Kampen Growth and Income Portfolio, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;

12.                                 purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

•                  any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

•                  T. Rowe Price Equity Income Portfolio may engage in futures contracts on gold; and

•                  this restriction shall not apply to Global Resources Portfolio and Templeton Global Growth Portfolio.

13.                                 with respect to all Portfolios except Templeton Global Growth Portfolio, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

Clarion Global Real Estate Portfolio and Global Resources Portfolio are non-diversified funds.  The Portfolios are not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolios’ assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company.

Evergreen Health Sciences Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with the Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.                                       purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.                                       “concentrate” its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, if the Portfolio’s holdings of illiquid securities exceeds 15% because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

Evergreen Health Sciences Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Evergreen Omega Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with the Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.                                       purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.                                       “concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents, and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, if the Portfolio’s holdings of illiquid securities exceeds 15% because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

FMRSM Diversified Mid Cap Portfolio and Janus Contrarian Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       with respect to 75% of FMRSM Diversified Mid Cap Portfolio’s total assets or 50% of Janus Contrarian Portfolio’s total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       issue senior securities, except as permitted under the 1940 Act;

3.                                       borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.                                       underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.                                       purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Janus Contrarian Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investment will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations state above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

Franklin Income Portfolio and Franklin Mutual Shares Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Goldman Sachs Commodity Strategy Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

3.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

4.                                       purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

6.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Goldman Sachs Commodity Strategy Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

JPMorgan Emerging Markets Equity Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2.                                       make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

3.                                       borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

4.                                       mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

5.                                       except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

6.                                       buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

7.                                       invest in securities of other investment companies, except to the extent permitted by the 1940 Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

8.                                       invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

9.                                       issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

10.                                 invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

Lord Abbett Growth and Income Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2.                                       borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3.                                       lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio’s investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4.                                       invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5.                                       purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called “short” sales of securities or participate in any joint or joint and several trading accounts;

6.                                       act as underwriter of securities of other issuers;

7.                                       purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker’s commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8.                                       buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9.                                       purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than ½ of 1% of the outstanding securities of such issuer and such affiliated persons so owning ½ of 1% together own beneficially more than 5% of such securities;

10.                                 purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies; or

11.                                 issue senior securities except as may be permitted by the 1940 Act.

Marsico Growth Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this SAI;

2.                                       purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3.                                       make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4.                                       with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5.                                       mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6.                                       make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7.                                       borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8.                                       underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

9.                                       invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

10.                                 issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11.                                 own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12.                                 purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Pioneer Fund and Pioneer Mid Cap Value Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,  interpretations and any orders obtained thereunder;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6.                                       purchase or sell real estate, except that a Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue any senior security (as defined in the 1940 Act), except that: (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8.                                       purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

MFS Total Return Portfolio and PIMCO Total Return Bond Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.                                       invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3.                                       borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Total Return Bond Portfolio may also borrow to enhance income;

4.                                       make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5.                                       purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) MFS Total Return Portfolio reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. MFS Total Return Portfolio will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6.                                       underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

7.                                       purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8.                                       issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the 1940 Act or by order of the SEC.

PIMCO High Yield Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.                                       issue senior securities, except as permitted under the 1940 Act;

3.                                       invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4.                                       borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5.                                       make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6.                                       purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7.                                       underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

8.                                       purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.

Pioneer Equity Income Portfolio and Morgan Stanley Global Tactical Asset Allocation Portfolio

As a matter of fundamental policy, each Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

U.S. Stock Index Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result: (i) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       issue senior securities, except as permitted under the 1940 Act;

3.                                       borrow money, except that: (i) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); and (ii) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.                                       underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.                                       purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Wells Fargo Small Cap Disciplined Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

With respect to each Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

Non-Fundamental Investment Restrictions

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

Artio Foreign Portfolio

The Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (i) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by: (i) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       may purchase or write options on securities only if: (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets; (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets; (iii) not more than 25% of the Portfolio’s net assets would be hedged; and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio;

7.                                       may invest in futures for non-hedging purposes provided that the face value of the underlying currencies or indices to which the futures relate in the aggregate does not exceed 25% of the value of the Portfolio’s total net assets;

8.                                       The Portfolio may invest in forward contracts for non-hedging purposes provided that the face value of the underlying currencies or indices to which the forward contracts relate in the aggregate does not exceed 25% of the value of the Portfolio’s total net assets.

9.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

10.                                 may invest up to 5% of its net assets in gold and other precious metals;

11.                                 may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

12.                                 may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

BlackRock Large Cap Growth Portfolio, BlackRock Large Cap Value Portfolio, and JPMorgan Small Cap Core Equity Portfolio

Each Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (i) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that with respect to JPMorgan Small Cap Core Equity Portfolio, the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its respective net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by: (i) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       may purchase or write options on securities only if: (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets; (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets; (iii) not more than 25% of the Portfolio’s respective net assets would be hedged; and (iv) not more than 25% of the Portfolio’s respective net assets are used as cover for options written by the Portfolio;

7.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

8.                                       may have no more than 25% of their respective total assets invested in securities of issuers located in any one emerging market country. A Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

9.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolios were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Clarion Global Real Estate  Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Clarion Real Estate Portfolio

The Portfolio:

1.                                       may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by: (i) the 1940 Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

2.                                       may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.  The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin;

3.                                       may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by: (i) the 1940 Act, time to time; or (ii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

4.                                       may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or AMEX.  Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

5.                                       may not invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than ½ of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than ½ of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

6.                                       may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

7.                                       may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by: (i) the 1940 Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

8.                                       may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market.  This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A securities which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists.  Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by: (i) the 1940 Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

9.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

10.                                 may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines;

11.                                 may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities;

12.                                 will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities; and

13.                                 may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

Evergreen Health Sciences Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may not have more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Evergreen Omega Portfolio

The Portfolio:

1.                                       may not make short sales;

2.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income; and

3.                                       may not have more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

FMRSM Diversified Mid Cap Portfolio

The Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3);

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

7.                                       will not: (i) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (ii) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (iii) if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (iv) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps;

8.                                       may not have more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

9.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Global Resources Portfolio

The Portfolio:

1.                                       will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.                                       may invest up to 35% of its net assets in securities of issuers located in South Africa.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Janus Contrarian Portfolio

The Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (i) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3);

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income; and

7.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

JPMorgan Emerging Markets Equity Portfolio

The Portfolio:

1.                                       may not invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and OTC Options (and securities underlying such options) purchased by a Portfolio;

2.                                       may not invest in any issuer for purposes of exercising control or management of the issuer;

3.                                       may not except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

a.                                       such options are written by other persons, and

b.                                      the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio’s total assets;

4.             may not, except as described in the Prospectus and this SAI, engage in short sales of securities;

a.             Purchase more than 10% of the outstanding voting securities of any one issuer;

5.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income; and

6.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Limited Maturity Bond Portfolio

The Portfolio:

1.                                       may only invest in non-government securities rated Baa3 or better by Moody’s or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2.                                       invests in money market securities must be rated in the two highest categories by Moody’s or S&P or, if not rated, determined to be of comparable quality;

3.                                       will not invest more than 10% of total assets in foreign government securities;

4.                                       will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5.                                       may not borrow more than 10% of the value of its total assets (25% for temporary purposes) (excluding: (i) reverse repurchase agreements; (ii) options, futures, options on futures and forward currency contracts; and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6.                                       may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days);

7.                                       will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

8.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

9.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

10.                                 may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

11.                                 may only invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.

Liquid Assets Portfolio

The Portfolio:

1.                                       will not invest in securities rated below the two highest ratings categories;

2.                                       will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

3.                                       with respect to 100% of total assets, the Portfolio will not invest more than: (i) 5% of such assets in securities of any one issuer (except U.S. government securities); (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets); or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

4.                                       will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. government securities);

5.                                       will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody’s;

6.                                       will not have more than 25% of its net assets invested in securities of issuers located in any one emerging market;

7.                                       will not borrow more than 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

8.                                       will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

9.                                       will not invest more than 10% of its net assets in fixed time deposits; and

10.                                 will not limit its investments in foreign bank obligations to U.S. dollar-denominated obligations.

Lord Abbett Growth and Income Portfolio

The Portfolio:

1.                                       may not invest in warrants (other than warrants acquired by Lord Abbett Growth and Income as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Growth and Income’s net assets or if, as a result, more than 2% of Lord Abbett Growth and Income’s net assets would be invested in warrants that are not listed on AMEX or New York Stock Exchange;

2.                                       may not invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Growth and Income from purchasing publicly traded securities of companies engaging in whole or in part in such activities;

3.                                       may not purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Growth and Income’s fundamental investment restriction number (10);

4.                                       may not invest more than 10% of the value of its total assets in illiquid securities;

5.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities; and

6.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

Marsico Growth Portfolio

The Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (i) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings;

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       may purchase or write options on securities only if: (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets; (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets; (iii) not more than 25% of the Portfolio’s net assets would be hedged; and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio;

7.                                       may not invest, in the aggregate, more than 15% of its net assets in illiquid securities;

8.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities; and

9.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Marsico International Opportunities Portfolio

The Portfolio:

1.                                       will not enter into any futures contracts if the aggregate amount of the Portfolio’s commitments under outstanding futures contracts positions would exceed the market value of its total assets;

2.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

3.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

4.                                       may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

5.                                       does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.  The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A securities, as amended, or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.  In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation;

6.                                       may not invest in companies for the purpose of exercising control of management;

7.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities; and

8.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

MFS Total Return Portfolio

The Portfolio:

1.                                       may not invest more than 15% of the net assets of the Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.                                       may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3.                                       may not make investments for the purpose of gaining control of a company’s management; and

4.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

MFS Utilities Portfolio

The Portfolio:

1.                                       may not invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio’s net assets (taken at market value) would be invested in such securities.  Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio’s limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act but are determined to be liquid by the Board (or its delegate) will not be subject to this 15% limitation;

2.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.                                       may not have more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

4.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Except for investment restriction number (1) and the Portfolio’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.  In the event the investments exceed the percentage specified in the Portfolio’s non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

Morgan Stanley Global Franchise Portfolio

The Portfolio:

1.                                       does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       may borrow money only: (i) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.                                       does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       does not currently intend to lend assets other than securities to other parties, except by: (i) lending money up to 15% of the Portfolio’s net assets to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser; or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.                                       may purchase or write options on securities only if: (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets; (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets; (iii) not more than 25% of the Portfolio’s net assets would be hedged; and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio;

7.                                       may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines;

8.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities; and

9.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Morgan Stanley Global Tactical Asset Allocation Portfolio

The Portfolio:

1.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity, if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

PIMCO High Yield Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income; and

2.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Unless otherwise indicated, all limitations applicable to the Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a

Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

PIMCO Total Return Bond Portfolio

The Portfolio:

1.                                       may not invest more than 15% of the net assets of the Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.                                       may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3.                                       may not make investments for the purpose of gaining control of a company’s management; and

4.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

Unless otherwise indicated, all limitations applicable to the Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

Pioneer Equity Income Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Pioneer Fund Portfolio

The Portfolio:

1.                                       may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

2.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Pioneer Mid Cap Value Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

T. Rowe Price Capital Appreciation Portfolio

The Portfolio:

1.                                       may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

2.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

T. Rowe Price Equity Income Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Templeton Global Growth Portfolio

The Portfolio:

1.                                       may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts;

2.                                       may not lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

3.                                       may not lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

4.                                       may not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

5.                                       may not sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

6.                                       may not write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

7.                                       may not purchase securities for the purpose of exercising control or management;

8.                                       may not purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio’s total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio’s total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by “Exemptive Issuers.” Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-related securities; (ii) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (iii) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

9.                                       may not pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restriction (3). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets; and

10.                                 may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

U.S. Stock Index Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Van Kampen Growth and Income Portfolio

The Portfolio:

1.                                       may not make short sales of securities, except short sales against the box; or

2.                                       may not invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-

Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities;

3.                                       may not have more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines;

4.                                       may not have more than 25% of its total assets in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines;

5.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities; and

6.                                       will manage its precious metals and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce so-called non-qualifying income.

Wells Fargo Small Cap Disciplined Portfolio

The Portfolio:

1.                                       will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.                                       may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

3.                                       may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

For all Portfolios, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Non-Fundamental Investment Policies

The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios to invest at least 80% of the assets of each Portfolio in securities that are consistent with the Portfolio’s name. These policies may be changed upon Board approval and 60 days’ prior notice to shareholders.  If, subsequent to an investment, the 80% requirement is no longer met, a Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Artio Foreign Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities.

BlackRock Inflation Protected Portfolio

The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities, issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

BlackRock Large Cap Growth Portfolio

The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies.

BlackRock Large Cap Value Portfolio

The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies.

Clarion Global Real Estate Portfolio

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry.

Clarion Real Estate Portfolio

The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies.

Evergreen Health Sciences Portfolio

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and that the Sub-Adviser determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries.

FMRSM Diversified Mid Cap Portfolio

The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations.

Global Resources Portfolio

The Portfolio will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States.

JPMorgan Emerging Markets Equity Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets.

JPMorgan Small Cap Core Equity Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies.

Limited Maturity Bond Portfolio

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

MFS Utilities Portfolio

The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector.

PIMCO High Yield Portfolio

The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”) which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment-

grade but rated at least CCC/Caa by Moody’s, S&P, or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment.

PIMCO Total Return Bond  Portfolio

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Pioneer Equity Income Portfolio

Normally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes); in equity securities of U.S. issuers that are expected to provide income.

Pioneer Mid Cap Value Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies.

T. Rowe Price Equity Income Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

U.S. Stock Index Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or equity securities of companies that are representative of the S&P 500® Index (including derivatives).

Wells Fargo Small Cap Disciplined Portfolio

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during each year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the portfolios.

For Artio Foreign Portfolio the portfolio turnover increased in 2008 due to increased market volatility.

For Limited Maturity Bond Portfolio the portfolio turnover increased in 2008 due to increased market volatility.

For PIMCO High Yield Portfolio the portfolio turnover increased in 2008 due to increased market volatility.

[To be updated  in subsequent post-effective amendment]

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio (except ING Liquid Assets Portfolio) posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available 30 calendar days following the end of the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g. each Portfolio (except Liquid Assets Portfolio) will post the quarter-ending June 30 holdings on July 31). A Portfolio may also post its complete or partial holdings on its website as of a specified date.

Liquid Assets Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and it is available 30 calendar days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of preceding calendar month (e.g., Liquid Assets Portfolio will post the month-ending June 30 holdings on July 31).

Each Portfolio also compiles a list composed of their ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering material of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, each Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, each Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                  to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit options, on an as needed basis;

•                  to financial printers for the purpose of preparing the Portfolio’s regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advise in connection with investments by affiliated funds-of-funds in the Portfolio;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of the Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ Adviser, Sub-Adviser, principal underwriter or any affiliated person of a Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders.  The Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Set forth in the table on the following page is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Independent Trustees
Colleen D. Baldwin (4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007- Present	Consultant, Glantuam Partners, LLC (January 2009 — Present); President, National Charity League/Canaan Parish Board (June 2008 — Present); and Consultant (January 2005 — Present).	[ ]	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 — Present

President, Bechtler Arts Foundation (January 2008 — Present). Formerly, Consultant (July 2007 — February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007), and Executive Director, The Mark Twain House & Museum (5) (September 1989 — March 2006).

				[ ]	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 — Present	Consultant and President, Ravengate Partners LLC (January 2000 — Present).	[ ]	Wisconsin Energy Corporation (June 2006 — Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Trustee	November 2007- Present	Retired. Formerly, Partner, PricewaterhouseCoopers, LLP.	[ ]	First Marblehead Corporation, (September 2003- Present).
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 — Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 — December 2008).	[ ]	Bankers Trust Company, N.A. (June 1992 — Present) and Midamerica Financial Corporation (December 2002 — Present).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	January 2005 —Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 — June 2009).	[ ]	Assured Guaranty Ltd. (April 2004 — Present) and Odyssey Re Holdings Corporation (November 2006 — Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 — Present	Consultant (May 2001 — Present).	[ ]	Stillwater Mining Company (May 2002 — Present).
Roger B. Vincent (7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Trustee	January 1994 — Present	President, Springwell Corporation (March 1989 — Present).	[ ]	UGI Corporation (February 2006 — Present); and UGI Utilities, Inc. (February 2006 — Present).
Trustees who are “Interested Persons”:					[ ]
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258	Trustee	November 2007- Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (July 2001 — December	[ ]	ING Canada Inc. (December 2004 — Present) and ING Bank fsb (June 2001 — Present).

Set forth in the table on the following page is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Age: 62			2007).
Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 — Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 — Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 — November 2006).	[ ]

ING Services Holding Company, Inc. (May 2000 — Present); Southland Life Insurance Company (June 2002 — Present); and ING Capital Corporation, LLC, ING Funds Distributor(9), LLC, ING Funds Services(10), LLC, ING Investments, LLC(11) and ING Pilgrim Funding, Inc. (December 2005 — Present).

(1)

Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee is subject to the Board’s retirement policy, which states that each Independent Trustee shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age 72. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)

For purposes of this table (except for Mr. Mathews), “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Balanced Portfolio, Inc.; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials nd Materials Fund; ING Intermediate Bond Portfolio; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Money Market Portfolio; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust and ING Variable Products Trust. For Mr. Mathews, the Fund Complex also includes the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)	The number of Funds in the Complex as of March 31, 2010 was [ ].

(4)

Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008. BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios. For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)

Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005. ING Groep N.V. affiliates make non-material charitable contributions to The Mark Twain House & Museum.

(6)

Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. Pacific Investment Management Company LLC, a subsidiary of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc. (until February 26, 2010), subsidiaries of Legg Mason, Inc. act or acted as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)

Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)

Messrs. Crispin and Mathews are deemed to be “interested persons” of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser and the Distributor.

(9)          ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(10)    ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(11)    ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President and Chief Investment Risk Officer	March 2003 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice-President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 – July 2008) and ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).
Robyn L. Ichilov 7337 East Doubletree Ranch Road	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Scottsdale, Arizona 85258 Age: 41
Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 — Present	Vice President, ING Funds Services, LLC(3) (September 2004 — Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 — Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 — Present).

William Evans 10 State House Square Hartford, CT 06103 Age: 36	Vice President	September 2007 — Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 — Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 — May 2005).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 — Present	Vice President, ING Funds Services, LLC(3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 52	Vice President	March 2006 — Present	Vice President, ING Funds Services, LLC(3) (March 2006 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006).
Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 - Present

Assistant Vice President — Director of Tax, ING Funds Services, LLC(3) (March 2008 — Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 — March 2008); and Tax Senior, ING Funds Services, LLC(3) (January 2004 — March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Secretary	August 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	August 2003 — Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008 — Present). Formerly, Associate, Ropes & Gray LLP (September 2005 — February 2008).

(1)	The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)	Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

Board

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings seven (7) times a year. The Audit Committee, the Nominating and Governance Committee and the Compliance Committee also meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee.  The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act of each Portfolio.  The following Trustees currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

The Executive Committee held                  (    ) meetings during the fiscal year ended December 31, 2009.

Audit Committee.  The Board has established an Audit Committee whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters.  The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Earley and Drotch have also been designated as the Audit Committee’s financial experts under the Sarbanes-Oxley Act.

The Audit Committee held              (    ) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Trust.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

The Compliance Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things; (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking an annual study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees;  (7) overseeing the Board’s annual self-evaluation process; and (8) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the Portfolios’ Secretary at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held          (    ) meeting during the fiscal year ended December 31, 2009.

Investment Review Committees.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Mses. Chadwick and Pressler and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Funds.  The following Trustees serve as members of the Investment Review Committee for the International /Balanced/ Fixed Income Funds:  Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/ Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios.  The responsibilities of the Contracts Committee include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler serves as Chairperson of the Contracts Committee.

The Contracts Committee held            (    ) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of an ING fund’s shares includes ownership of a Variable Contract or whose proceeds are invested in a an ING fund.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000.  Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements.  A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee.  A decline in the value of any fund’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy  are subject to the market timing policies applied by the mutual funds of the ING Fund Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

Set forth in the table below is information regarding each Trustee’s ownership of equity securities of a Portfolio overseen by the Directors and the aggregate holdings of shares of equity securities of all Portfolios of the Trust for the calendar year ended December 31, 2009.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	Artio Foreign	BlackRock Inflation Protected Bond	BlackRock Large Cap Growth	BlackRock Large Cap Value	Clarion Global Real Estate	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All Registered Investment
Name of Trustee	Clarion Real Estate	Evergreen Health Sciences	Evergreen Omega	FMR Diversified Mid Cap	Franklin Income	Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	Franklin Mutual Shares	Global Resources	Goldman Sachs Commodity Strategy	Janus Contrarian	JPMorgan Emerging Markets Equity	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley

Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	JPMorgan Small Cap Core Equity	Limited Maturity	Liquid Assets	Lord Abbett Growth and Income	Marsico Growth	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	Marsico International Opportunities	MFS Total Return	MFS Utilities	Morgan Stanley Global Franchise	Morgan Stanley Global Tactical Asset Allocation	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All Registered Investment
Name of Trustee	PIMCO Global Advantage(2)	PIMCO High Yield	PIMCO Total Return	Pioneer Equity Income	Pioneer Fund	Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

(2)           The Portfolio had not commenced operations as of the date of this SAI.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	Pioneer Mid Cap Value	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	Templeton Global Growth	U. S. Stock Index	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

	Dollar Range of Equity Securities in the Trust as of December 31, 2009		Aggregate Dollar Range of
Name of Trustee	Van Kampen Growth and Income	Wells Fargo Small Cap Disciplined	Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny

Sheryl K. Pressler
Roger B. Vincent
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a Deferred Compensation Account and/or 401(k) account.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Trust’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.

Effective January 1, 2010, each Portfolio pays each Trustee who is not an interested person of a Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) 15(c) Contract Review meetings, and any other meetings as designated by the Board): and (v) out-of-pocket expenses. The pro rata share paid by the Portfolios is based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to January 1, 2010, each Portfolio pays each Trustee, who was not an interested person, a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

The following table sets forth information provided by the Portfolios’ Advisers regarding compensation of Trustees by each Portfolio and other funds managed by the Advisers and their affiliates for the fiscal year ended December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Advisers or their affiliates.

Compensation Table

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2009:

	Aggregate Compensation From Portfolio									Pension or Retirement Benefits	Estimated	Total Compensation From Registrant
Name of Person, Position	Alliance- Bernstein Mid Cap Growth(1)	Artio Foreign	BlackRock Inflation Protected Bond	BlackRock Large Cap Growth	BlackRock Large Cap Value	Clarion Global Real Estate	Clarion Real Estate	Disciplined Small Cap Value(2)	Evergreen Health Sciences	Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	and Fund Complex Paid to Trustees(3)(4)
Colleen D. Baldwin(3) Trustee										N/A	N/A
John V. Boyer Trustee										N/A	N/A
Patricia W. Chadwick(5) Trustee										N/A	N/A
Robert W. Crispin(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Trustee										N/A	N/A
J. Michael Earley Trustee										N/A	N/A
Patrick W. Kenny(5) Trustee										N/A	N/A
Shaun P. Mathews(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(5) Trustee										N/A	N/A
David W.C. Putnam(6) Trustee										N/A	N/A
Roger Vincent(4) Trustee										N/A	N/A

	Aggregate Compensation From Portfolio									Pension or Retirement Benefits		Total Compensation From
Name of Person, Position	Evergreen Omega	FMR Diversified Mid Cap	Franklin Income	Franklin Mutual Shares	Global Resources	Goldman Sachs Commodity Strategy	International Growth Opportunities(!)	Janus Contrarian	JPMorgan Emerging Markets Equity	Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Registrant and Fund Complex Paid to Trustees(3)(4)
Colleen D. Baldwin(5) Trustee										N/A	N/A
John V. Boyer Trustee										N/A	N/A
Patricia W. Chadwick(5) Trustee										N/A	N/A
Robert W. Crispin(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Trustee										N/A	N/A
J. Michael Earley Trustee										N/A	N/A
Patrick W. Kenny(5) Trustee										N/A	N/A
Shaun P. Mathews(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(5) Trustee										N/A	N/A
David W.C. Putnam Trustee										N/A	N/A
Roger Vincent(5) Trustee										N/A	N/A

	Aggregate Compensation From Portfolio										Pension or Retirement Benefits	Estimated	Total Compensation From
Name of Person, Position	JPMorgan Small Cap Core Equity	JPMorgan Value Opportunities	Limited Maturity Bond	Liquid Assets	Lord Abbett Growth and Income	Marsico Growth	Marsico International Opportunities	MFS Total Return	MFS Utilities	Morgan Stanley Global Franchise	Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Registrant and Fund Complex Paid to Trustees(3)(4)
Colleen D. Baldwin(5) Trustee											N/A	N/A
John V. Boyer Trustee											N/A	N/A
Patricia W. Chadwick(5) Trustee											N/A	N/A
Robert W. Crispin(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Trustee											N/A	N/A
J. Michael Earley Trustee											N/A	N/A
Patrick W. Kenny(5) Trustee											N/A	N/A
Shaun P. Mathews(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(5) Trustee											N/A	N/A
David W.C. Putnam Trustee											N/A	N/A
Roger Vincent(5) Trustee											N/A	N/A

	Aggregate Compensation From Portfolio										Pension or		Total
Name of Person, Position	Morgan Stanley Global Tactical Asset Allocation	Multi-Manager International Small Cap	Oppenheimer Main Street®	PIMCO Global Advantage Bond(7)	PIMCO High Yield	PIMCO Total Return	Pioneer Equity Income	Pioneer Fund	Pioneer Mid Cap Value	T. Rowe Price Capital Appreciation	Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Compensation From Registrant and Fund Complex Paid to Trustees(3)(4)
Colleen D. Baldwin(5) Trustee											N/A	N/A
John V. Boyer Trustee											N/A	N/A
Patricia W. Chadwick(5) Trustee											N/A	N/A
Robert W. Crispin(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Trustee											N/A	N/A
J. Michael Earley Trustee											N/A	N/A
Patrick W. Kenny(5) Trustee											N/A	N/A
Shaun P. Mathews(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(5) Trustee											N/A	N/A
David W.C. Putnam Trustee											N/A	N/A
Roger Vincent(5) Trustee													$275,000

	Aggregate Compensation From Portfolio									Pension or Retirement		Total Compensation
Name of Person, Position	T. Rowe Price Equity Income	T. Rowe Price Personal Strategy Growth(7)	Templeton Global Growth	U.S. Stock Index	Van Kampen Capital Growth	Van Kampen Growth and Income	Wells Fargo Small Cap Disciplined			Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	From Registrant and Fund Complex Paid to Trustees(3)(4)
Colleen D. Baldwin(5) Trustee										N/A	N/A
John V. Boyer Trustee										N/A	N/A
Patricia W. Chadwick(5) Trustee										N/A	N/A
Robert W. Crispin(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch Trustee										N/A	N/A
J. Michael Earley Trustee										N/A	N/A
Patrick W. Kenny(5) Trustee										N/A	N/A
Shaun P. Mathews(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler(5) Trustee										N/A	N/A
David W.C. Putnam Trustee										N/A	N/A
Roger Vincent(5) Trustee										N/A	N/A

(1)          AllianceBernstein Mid Cap Growth Portfolio merged into ING Russell Mid CapTM Growth Index Portfolio and ING International Growth Opportunities Portfolio merged into Artio Foreign Portfolio on August 8, 2009, Multi-Manager International Small Cap was liquidated on July 10, 2009.

(2)          ING Disciplined Small Cap Value Portfolio liquidated on August 18, 2009.

(3)          Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

(4)          Represents compensation from 161 Portfolios (total in the complex as of December 31, 2008).

(5)          During fiscal year ended December 31, 2008, Colleen Baldwin, Patricia W. Chadwick, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $50,000, $180,000, $57,500, $30,000 and $68,750 of their compensation, respectively from the Fund Complex.

(6)          “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Advisers and Distributor to the Trust.

Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(7)          PIMCO Global Advantage Bond Portfolio did not commence operations as of December 31, 2009, therefore the Portfolio did not pay any compensation to any Trustees during the fiscal year ended December 31, 2009.  The compensation presented for the Portfolio is estimated for the fiscal year ended December 31, 2010.

Retirement Benefit

The Portfolio has adopted a retirement policy under which any Director who, as of May 9, 2007, had served for at least five (5) years as a Director of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Director: (a) retires in accordance with the retirement policy; (b) dies; or (c) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Director or the Director’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Director, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Director was serving at the time of his or her retirement. The retiring Director may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

Control Persons and Principal Shareholders

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund Variable Contracts, to Qualified Plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies.

As of April [      ], 2010, the Trustees and officers of the Trust owned less than [    ]% of the outstanding shares of each Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the Portfolio in that certain of their separate accounts hold more than 25% of the shares of these series.

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

ADVISERS

DSL and ING Investments serve as the advisers to the Portfolios pursuant to two investment management agreements between DSL and the Trust and one management agreement between ING Investments and the Trust (“Investment Advisory Agreements”).  DSL and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies.

DSL

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL.

ING Investments

On February 26, 2001, “ING Pilgrim Investments, Inc.” changed its name to “ING Pilgrim Investments, LLC.”  On March 1, 2002, the name was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”

Two Sub-Advisers of the Trust, ING Clarion Real Estate Securities, LLC and ING Investment Management Co., are affiliates of the Advisers through their common ownership by ING Groep.  ING Investments serves as the Adviser for Clarion Global Real Estate Portfolio.  DSL serves as the Adviser for all other Portfolios.

In addition, DSL has entered into an Amended and Restated Administrative Services Sub-Contract (“Sub-Contract”) with one of its affiliates, ING Funds Services, LLC (“ING Funds Services”), effective January 2, 2003 as amended and restated, for all of the Portfolios except BlackRock Inflation Protected Bond, Clarion Global Real Estate, Franklin Income, Goldman Sachs Commodity Strategy, Marsico International Opportunities, MFS Utilities, PIMCO Global Advantage Bond, Pioneer Equity Income, Morgan Stanley Global Tactical Asset Allocation, and Wells Fargo Small Cap Disciplined Portfolios.  ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSL under the Investment Advisory Agreements to the Trust on DSL’s behalf.  Under the Sub-Contract, ING Funds Services is compensated by DSL a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of BlackRock Inflation Protected Bond, Clarion Global Real Estate, Franklin Income, Goldman Sachs Commodity Strategy, Marsico International Opportunities, MFS Utilities, Morgan Stanley Global Tactical Asset Allocation, Pioneer Equity Income, and Wells Fargo Small Cap Disciplined Portfolios.  Please see the “Administration” section of this SAI for an explanation of ING Funds Services’ responsibilities regarding those Portfolios.

The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  DSL is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA.  Golden American was a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa.  The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

Pursuant to the Investment Advisory Agreements and subject to the authority of the Board, the Advisers have overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers.  These services include, but are not limited to, (i) coordinating for all Portfolios, at the Advisers’ expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolios’ portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolios, at the Advisers’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Advisers of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolios; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Advisers’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Investment Advisory Agreements.  Other responsibilities of the Advisers are described in the Prospectuses.

The Advisers shall make their officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Investment Advisory Agreements, the Advisers are authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

The Investment Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Investment Advisory Agreements or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement, between DSI and the Trust, dated October 24, 1997, as amended May 24, 2002 and further amended and restated January 1, 2007, was last renewed by a majority of the Independent Trustees on November 28, 2007, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust’s shareholders on July 10, 2002.  The Investment Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days’ written notice by either party to the Investment Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

Prior to October 24, 1997, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

Prior to February 25, 2004, ING Investments served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 21, 2003.

Approval of Advisory and Sub-Advisory Agreements

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2009.

Advisory Fees

As compensation for their services under the Investment Advisory Agreements, each Portfolio pays its respective Adviser, expressed as an annual rate, a monthly fee (a “unified fee” for all Portfolios except BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Franklin Income Portfolio, Goldman Sachs Commodity Strategy Portfolio, Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Pioneer Equity Income Portfolio, Morgan Stanley Global Tactical Asset Allocation Portfolio, and Wells Fargo Small Cap Disciplined Portfolio on behalf of which the Trust pays the Advisers and the Administrator separately) in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Annual Advisory Fees
Artio Foreign

1.000% on the first $50 million of the Portfolio’s average daily net assets;
0.950% on the next $200 million of the Portfolio’s average daily net assets;
0.900% on the next $250 million of the Portfolio’s average daily net assets; and
0.850% of the Portfolio’s average daily net assets in excess of $500 million.

BlackRock Inflation Protected Bond(1)

0.450% on first $200 million of the Portfolio’s average daily net assets;
0.400% on next $800 million of the Portfolio’s average daily net assets;and
0.300% of the Portfolio’s average daily net assets in excess of $1 billion.

BlackRock Large Cap Growth; and BlackRock Large Cap Value(1)

0.800% on the first $500 million of the Portfolio’s average daily net assets;
0.750% on next $250 million of the Portfolio’s average daily net assets;
0.700% on next $500 million of the Portfolio’s average daily net assets;
0.650% on next $750 million of the Portfolio’s average daily net assets; and
0.600% of the Portfolio’s average daily net assets in excess of $2 billion.

Clarion Global Real Estate(1)

0.80% on the first $250 million of the Portfolio’s average daily net assets;
0.775% on the next $250 million of the Portfolio’s average daily net assets; and
0.70% of the Portfolio’s average daily net assets in excess of $500 million

Clarion Real Estate(1)(2); Global Resources; T. Rowe Price Capital Appreciation; T. Rowe Price Equity Income;

0.750% on the first $750 million of the combined average daily net assets of the Portfolios;
0.700% on the next $1.25 billion of the combined average daily net assets of the Portfolios;
0.650% on the next $1.5 billion of the combined average daily net assets of the

Portfolio	Annual Advisory Fees
and Van Kampen Growth and Income	Portfolios; and 0.600% of the Portfolios’ combined average daily net assets in excess of $3.5 billion.

Evergreen Health Sciences	0.750% on the first $500 million of the Portfolio’s average daily net assets; and 0.700% of the Portfolio’s average daily net assets in excess of $500 million.

Evergreen Omega

0.600% on the first $750 million of the Portfolio’s average daily net assets;
0.550% on the next $750 million of the Portfolio’s average daily net assets;
0.500% on the next $5 billion of the Portfolio’s average daily net assets;
0.475% on the next $5 billion of the Portfolio’s average daily net assets;
0.455% on the next $5 billion of the Portfolio’s average daily net assets;
0.440% on the next $5 billion of the Portfolio’s average daily net assets; and
0.430% of the Portfolio’s average daily net assets over $21.5 billion.

FMRSM Diversified Mid Cap(2)

0.650% on the first $800 million of the Portfolio’s average daily net assets;
0.600% on the next $700 million of the Portfolio’s average daily net assets; and
0.580% of the Portfolio’s average daily net assets in excess of $1.5 billion.

Franklin Income	0.65% on the first $500 million of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $500 million.

Franklin Mutual Shares

0.780% on first $4 billion of the Portfolio’s average daily net assets;
0.750% on next $1 billion of the Portfolio’s average daily net assets;
0.730% on next $1 billion of the Portfolio’s average daily net assets;
0.710% on next $1 billion of the Portfolio’s average daily net assets; and
0.690% of the Portfolio’s daily net assets in excess of $7 billion.

Goldman Sachs Commodity Strategy	0.70% on the first $1 billion of the Portfolio’s average daily net assets; and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion.

ING Janus Contrarian

0.810% on the first $250 million of the Portfolios’ combined average daily net assets;
0.770% on the next $400 million of the Portfolios’ combined average daily net assets;
0.730% on the next $450 million of the Portfolios’ combined average daily net assets; and
0.670% of the Portfolios’ average daily net assets in excess of $1.1 billion.

JPMorgan Emerging Markets Equity	1.250% of the Portfolio’s average daily net assets.

JPMorgan Small Cap Core Equity

0.900% on the first $200 million of the Portfolio’s average daily net assets;
0.850% on the next $300 million of the Portfolio’s average daily net assets;
0.800% on the next $250 million of the Portfolio’s average daily net assets; and
0.750% of the Portfolio’s average daily net assets in excess of $750 million.

Limited Maturity Bond; and Liquid Assets

0.350% on the first $200 million of the Portfolios’ combined average daily net assets;
0.300% on the next $300 million of the Portfolios’ combined average daily net assets; and
0.250% of the Portfolios’ combined average daily net assets in excess of $500 million.

Lord Abbett Growth and Income

0.750% on the first $500 million of the Portfolios’ combined average daily net assets;
0.700% on the next $250 million of the Portfolios’ combined average daily net assets;
0.650% on the next $500 million of the Portfolios’ combined average daily net assets; and
0.600% of the Portfolio’s average daily net assets in excess of $1.25 billion.

Marsico Growth	0.850% of the first $250 million of the Portfolio’s average daily net assets of the Portfolios; 0.800% on the next $400 million of the Portfolio’s average daily net assets of the

Portfolio	Annual Advisory Fees
Portfolios; 0.750% on the next $450 million of the Portfolio’s average daily net assets of the Portfolios; and 0.700% of the Portfolio’s average daily net assets in excess of $1.1 billion.

Marsico International Opportunities	0.540% on the first $4 billion of the Portfolio’s average daily net assets; and 0.530% of the Portfolio’s average daily net assets in excess of $4 billion

MFS Total Return

0.750% on the first $250 million of the Portfolio’s average daily net assets;
0.700% on the next $400 million of the Portfolio’s average daily net assets;
0.650% on the next $450 million of the Portfolio’s average daily net assets; and
0.600% of the Portfolio’s average daily net assets in excess of $1.1 billion.

MFS Utilities

0.600% on the first $1 billion of the Portfolio’s average daily net assets;
0.550% on the next $500 million of the Portfolio’s average daily net assets;
0.500% on the next $5 billion of the Portfolio’s average daily net assets;
0.470% on the next $5 billion of the Portfolio’s average daily net assets;
0.450% on the next $5 billion of the Portfolio’s average daily net assets;
0.440% on the next $5 billion of the Portfolio’s average daily net assets; and
0.430% of the Portfolio’s average daily net assets over $21.5 billion.

Morgan Stanley Global Franchise

1.000% on the first $250 million of the Portfolio’s average daily net assets;
0.900% on the next $250 million of the Portfolio’s average daily net assets; and
0.750% of the Portfolio’s average daily net assets in excess of $500 million.

Morgan Stanley Global Tactical Asset Allocation	0.75% on the first $500 million; and 0.725% of the Portfolio’s average daily net assets in excess of $500 million.

PIMCO High Yield	0.490% on all assets.

PIMCO Total Return Bond(1)

0.750% on first $100 million of the Portfolio’s average daily net assets;
0.650% on next $100 million of the Portfolio’s average daily net assets; and
0.550% of the Portfolio’s average daily net assets in excess of $200 million.

Pioneer Equity Income	0.65% on the first $500 million of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $500 million.

Pioneer Fund

0.725% on the first $500 million of the Portfolio’s average daily net assets;
0.675% on the next $500 million of the Portfolio’s average daily net assets; and
0.625% of the Portfolio’s average daily net assets in excess of $1 billion.

Pioneer Mid Cap Value(1)	0.640%

Templeton Global Growth

0.960% on the first $250 million of the Portfolio’s average daily net assets;
0.860% on the next $250 million of the Portfolio’s average daily net assets; and
0.760% of the Portfolio’s average daily net assets in excess of $500 million.

U.S. Stock Index	0.260%

Wells Fargo Small Cap Disciplined

0.77% on the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $500 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets;
0.60% on the next $5 billion of the Portfolio’s average daily net assets; and
0.53% of the Portfolio’s average daily net assets in excess of $6.5 billion.

(1)          Pursuant to separate waiver agreements, each Adviser has agreed to lower the advisory fee for BlackRock Large Cap Value Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, PIMCO Total Return Bond Portfolio, and Pioneer Mid Cap Value Portfolio so that advisory fees payable to an Adviser will be waived in amounts equal to 50% of the savings to the Adviser resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2010 through May 1, 2011.  There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL and ING Investments elect to renew them.

(2)          Assets of Clarion Real Estate Portfolio, Global Resources Portfolio, T. Rowe Price Capital Appreciation Portfolio, T. Rowe Price Equity Income Portfolio and Van Kampen Growth and Income Portfolio will be aggregated in calculating the advisory fee at the above stated rate.

(3)       Effective May 2, 2005, FMRSM has entered into a sub-/sub-advisory agreement with FMR SM Co., Inc. (“FMR SM Co.”) under which it has delegated certain of its sub-advisory duties for the portfolios to FMR SM Co.  FMR SM Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

To seek to achieve a return on un-invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolios paid to the Advisers for the last three fiscal years ended December 31:

Portfolio	2009	2008		2007
ING Artio Foreign		$17,412,214		$17,980,967
ING BlackRock Inflation Protected Bond		$791,384		$546,271	(1)
ING BlackRock Large Cap Growth		$2,759,092		$2,945,014
ING BlackRock Large Cap Value		$1,372,393		$1,318,675
ING Clarion Global Real Estate		$3,332,359		$1,803,998
ING Clarion Real Estate		$7,007,238		$7,632,472
ING Evergreen Health Sciences		$1,527,477		$1,610,112
ING Evergreen Omega		$973,686		$1,223,055
ING FMRSM Diversified Mid Cap		$7,891,417		$7,446,505
ING Franklin Income		$4,063,098		$2,417,325
ING Franklin Mutual Shares		$3,304,962		$1,108,784	(1)
ING Global Resources		$7,077,368		$5,497,712
ING Goldman Sachs Commodity Strategy		$1,367,237	(2)	N/A
ING Janus Contrarian		$6,545,860		$4,203,650
ING JPMorgan Emerging Markets Equity		$13,619,216		$12,620,021
ING JPMorgan Small Cap Core Equity		$3,349,989		$3,900,562
ING Limited Maturity Bond		$1,360,885		$1,613,770
ING Liquid Assets		$5,557,074		$3,329,831
ING Lord Abbett Growth and Income		$1,542,176		$1,822,499
ING Marsico Growth		$7,477,646		$7,219,680
ING Marsico International Opportunities		$3,074,786		$2,402,515
ING MFS Total Return		$8,349,800		$10,189,769
ING MFS Utilities		$3,365,847		$2,706,228
ING Morgan Stanley Global Franchise		$3,462,920		$4,128,856
ING Morgan Stanley Global Tactical Asset Allocation		$48,119	(3)	N/A
ING PIMCO Global Advantage Bond(4)		N/A		N/A
ING PIMCO High Yield		$3,449,621		$3,558,744
ING PIMCO Total Return Bond		$15,735,429		$9,196,464
ING Pioneer Equity Income		$936,028		$472,891	(5)
ING Pioneer Fund		$769,103		$990,319
ING Pioneer Mid Cap Value		$5,992,652		$5,994,250
ING T. Rowe Price Capital Appreciation		$20,684,344		$21,488,946
ING T. Rowe Price Equity Income		$7,854,591		$9,229,905
ING Templeton Global Growth		$5,279,033		$4,890,751
ING U.S. Stock Index		$1,166,927		$1,147,772
ING Van Kampen Growth and Income		$4,816,425		$6,684,292
ING Wells Fargo Small Cap Disciplined		$1,064,790		$1,425,977

(1) BlackRock Inflation Protected Bond Portfolio and Franklin Mutual Shares Portfolio commenced operations on April 30, 2007.  Reflects the period from April 30, 2007 to December 31, 2007.

(2) Goldman Sachs Commodity Strategy Portfolio and Multi-Manager International Small Cap Portfolio commenced operations on April 28, 2009.  Reflects the period from April 28, 2009 to December 31, 2009.

(3) Morgan Stanley Global Tactical Asset Allocation Portfolio commenced operations on September 17, 2008.  Reflects the period from September 17, 2008 to December 31, 2008.

(4) PIMCO Global Advantage Bond Portfolio has not commenced operations.

(5) Pioneer Equity Income Portfolio commenced operations on May 11, 2007.  Reflects the period from May 11, 2007 to December 31, 2007.

SUB-ADVISERS

The Advisers have engaged the services of Sub-Advisers to provide sub-advisory services to the Portfolios. The Trust, the respective Adviser and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees and by shareholders of those Portfolios that are managed by affiliated Sub-Advisers of the Advisers. The Sub-Adviser of Morgan Stanley Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (“MSIM, Inc.”), has entered into a Sub-Advisory agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited (“MSIML”), so that MSIM, Inc. may utilize MSIML’s services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML. The Sub-Adviser of FMRSM Diversified Mid Cap, FMRSM, has entered into a Sub-Sub-Advisory agreement with FMR Co., Inc. (“FMRC”), so that FMR may utilize FMRC’s services as well as delegate the day-to-day investment management responsibilities for the Portfolio to FMRC.

Each Sub-Advisory Agreement remains in effect for an initial two-year period and from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Trustees who are not “interested persons” of the Trust, DSL, ING Investments or any Sub-Adviser, in person, at a meeting called for that purpose.  Each Sub-Advisory Agreement may be terminated without penalty at any time on sixty days’ written notice by (i) the Trustees; (ii) a majority vote of the outstanding voting securities of the respective Portfolio; (iii) DSL; or (iv) the relevant Sub-Adviser.  Each Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with DSL or ING Investments.  Under each Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the relevant Portfolio.  Each Sub-Advisory Agreement also directs the Sub-Adviser to (a) determine the securities to be purchased or sold by the Portfolios; and (b) take any actions necessary to carry out its investment sub-advisory responsibilities.  Each Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

The Portfolios and the Advisers have received an exemptive order from the SEC that allows the Advisers to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  Each Adviser remains responsible for providing general management services to their applicable Portfolios, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things:  (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

Each Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and each Portfolio’s respective investment objectives.  In addition, each Adviser will consult with and assist each Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by such Sub-Adviser to the Trust’s Board.  For services rendered, the Adviser pays each Sub-Adviser a monthly fee as follows:

Sub-Advisory Fees

Pursuant to separate Sub-Advisory Agreements, the Advisers (and not the Trust) pay each Sub-Adviser for its services a monthly fee in areas expressed as an annual percentage of the applicable Portfolio’s average daily net assets as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Artio Global Management LLC	Artio Foreign(1)	0.45% on the first $500 million; when assets are greater than or equal to $500 million, the fee schedule resets to 0.40% on all assets

BlackRock Financial Management, Inc.	BlackRock Inflation Protected Bond	0.15% on the first $100 million of the Portfolio’s average daily net assets; 0.08% on the next $400 million of the Portfolio’s average daily net assets; and 0.05% thereafter

BlackRock Investment Management, LLC	BlackRock Large Cap Growth	0.375% on the first $250 million of the Portfolio’s average daily net assets;

Sub-Adviser	Portfolio	Sub-Advisory Fee
0.350% on the next $250 million of the Portfolio’s average daily net assets; and 0.325% of the Portfolio’s average daily net assets in excess of $500 million

BlackRock Large Cap Value

0.375% on the first $250 million of the Portfolio’s average daily net assets;
0.350% on the next $250 million of the Portfolio’s average daily net assets; and
0.325% of the Portfolio’s average daily net assets in excess of $500 million

ING Clarion Real Estate Securities L.P.	Clarion Global Real Estate(2) Clarion Real Estate(2)

0.400% on the first $200 million of the Portfolio’s average daily net assets;
0.350% on the next $550 million of the Portfolio’s average daily net assets; and
0.320% of the Portfolio’s average daily net assets in excess of $750 million

Evergreen Investment Management Company, LLC	Evergreen Health Sciences

0.42% on the first $100 million of the Portfolio’s average daily net assets;
0.40% on the next $150 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $250 million

	Evergreen Omega	0.30% on all assets

Fidelity Management & Research Company	FMRSM Diversified Mid Cap	0.40% on the first $250 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $250 million

Franklin Advisers, Inc.	Franklin Income(3)

0.625% on the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.350% on the next $300 million of the Portfolio’s average daily net assets; and
0.300 % thereafter

Franklin Mutual Advisers, LLC	Franklin Mutual Shares	0.51% of the Portfolio’s average daily net assets

Goldman Sachs Asset Management, L.P.	Goldman Sachs Commodity Strategy

0.25% on the first $200 million of the Portfolio’s average daily net assets;
0.23% on the next $800 million of the Portfolio’s average daily net assets; and
0.20% of the Portfolio’s average daily net assets over $1 billion

ING Investment Management Co.	Global Resources	0.4000% of the Portfolio’s average daily net assets

Limited Maturity Bond and ING Liquid Assets

0.1575% on the first $200 million of the Portfolios’ combined average daily net assets;
0.1350% on the next $300 million of the Portfolios’ average daily net assets; and
0.1125% of the Portfolios’ combined average daily net assets in excess of $500 million

	U.S. Stock Index(4)	0.1170% of the Portfolio’s average daily net assets

Janus Capital Management LLC	Janus Contrarian

0.4500% on the first $100 million of the Portfolio’s average daily net assets;
0.4000% on the next $100 million of the Portfolio’s average daily net assets; and
0.3500% on the next $200 million of the Portfolio’s average daily net assets;
0.3250% on the next $500 million of the Portfolio’s average daily net assets;
0.3000% of the Portfolio’s average daily net assets in excess of $900 million

Sub-Adviser	Portfolio	Sub-Advisory Fee
ING JPMorgan Emerging Markets Equity

0.60% on the first $75 million of the Portfolio’s average daily net assets;
0.50% on the next $75 million of the Portfolio’s average daily net assets;
0.40% on the next $350 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $500 million

J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity

0.55% on the first $200 million of the Portfolio’s average daily net assets;
0.50% on the next $300 million of the Portfolio’s average daily net assets; and
0.45% of the Portfolio’s average daily net assets in excess of $500 million

Lord, Abbett & Co. LLC	Lord Abbett Growth and Income(4)

0.35% on the first $200 million of the Portfolio’s average daily net assets;
0.27% on the next $200 million of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net assets in excess of $400 million

Marsico Capital Management, LLC	Marsico Growth and Marsico International Opportunities

0.45% on the first $500 million of the Portfolios’ combined average daily net assets;
0.40% on the next $1 billion of the Portfolios’ average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $1.5 billion

Massachusetts Financial Services Company	MFS Total Return(5) MFS Utilities(5)

0.35% on the first $500 million of the Portfolio’s average daily net assets;
0.30% on the next $1 billion of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net assets in excess of $1.5 billion

Morgan Stanley Investment Management Inc. d/b/a Van Kampen	Morgan Stanley Global Franchise(4)

0.65% on the first $150 million of the Portfolio’s average daily net assets;
0.55% on the next $150 million of the Portfolio’s average daily net assets;
0.45% on the next $200 million of the Portfolio’s average daily net assets; and
0.40% of the Portfolio’s average daily net assets in excess of $500 million

	Morgan Stanley Global Tactical Asset Allocation(4)	0.45% on the first $500 million of the Portfolio’s average daily net assets; and 0.40% of the Portfolio’s average daily net assets in excess of $500 million

Van Kampen Growth and Income

0.50% on the first $100 million of the Portfolio’s average daily net assets;
0.40% on the next $100 million of the Portfolio’s average daily net assets;
0.30% on the next $100 million of the Portfolio’s average daily net assets;
0.25% on the next $700 million of the Portfolio’s average daily net assets; and
0.20% of the Portfolio’s average daily net assets in excess of $1 billion

Pacific Investment Management Company LLC	PIMCO High Yield	0.25% of the Portfolio’s average daily net assets
	PIMCO Total Return Bond(6)	0.25% on the first $1 billion of the PIMCO Portfolios’ average daily net assets 0.225% on average daily net assets of the PIMCO Portfolios in excess of $1 billion

Pioneer Investment Management, Inc.	Pioneer Equity Income Fund(7) Pioneer Fund(7)	0.30% on all assets

Sub-Adviser	Portfolio	Sub-Advisory Fee
	Pioneer Mid Cap Value(7)	0.35% on the first $1 billion 0.30% on the next $500 million; and 0.25% of the Portfolio’s average daily net assets in excess of $1.5 billion

T. Rowe Price Associates	T. Rowe Price Capital Appreciation(8)

Assets up to $500 million:
0.50% on the first $250 million average daily net assets
0.40% on assets over $250 million average daily net assets

When assets exceed $500 million:
0.40% on the first $ 1 billion
0.35% on assets over $1 billion

When assets exceed $2 billion:
0.40% on the first $500 million
0.35% on assets over $500 million

When assets exceed $3 billion:
0.35% on all assets once assets exceed $3 billion

	T. Rowe Price Equity Income	0.40% on the first $250 million of the Portfolio’s average daily net assets; 0.375% on the next $250 million of the Portfolio’s average daily net assets; and 0.35% thereafter

Templeton Global Advisors Limited	Templeton Global Growth(3)

0.625% on the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.350% on the next $300 million of the Portfolio’s average daily net assets; and
0.300 % on assets thereafter

Wells Capital Management, Inc.	Wells Fargo Small Cap Disciplined	0.60% of the Portfolio’s average daily net assets

(1)

For purposes of calculating fees under the sub-advisory agreement with Artio Global Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to the sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(2)	Assets of Clarion Global Real Estate Portfolio and Clarion Real Estate Portfolio will be aggregated for purposes of calculating the Sub-Adviser’s fee at the above-stated rate.

(3)

Assets of Franklin Income Portfolio and Templeton Global Growth Portfolio will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliated of the Adviser), which is not a party to the Sub-Advisory Agreement, in calculating the Sub-Adviser’s fee at the above-stated rate.

(4)

On May 1, 2010, ING Lord Abbett Affiliated Portfolio was renamed ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio was renamed ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio was renamed ING Morgan Stanley Global Franchise Portfolio, ING Van Kampen Global Asset Allocation Portfolio was renamed ING Morgan Stanley Global Franchise Portfolio. On May 1, 2009, ING Global Real Estate Portfolio was renamed ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio was renamed ING Artio Foreign Portfolio, ING PIMCO Core Bond Portfolio was renamed ING PIMCO Total Return Bond Portfolio and ING Van Kampen Real Estate Portfolio was renamed ING Clarion Real Estate Portfolio.

(5)

For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.

(6)

The sub-advisory fee for PIMCO Total Return Bond Portfolio is based on the aggregated assets of PIMCO Total Return Bond Portfolio, a series of ING Investors Trust and PIMCO Total Return Portfolio, a series of ING Partners, Inc. (together, the “PIMCO Portfolios”). The sub-advisory fee rate applies when the aggregated net assets of all series in the ING Funds complex sub-advised by Pacific Investment Management Company, LLC exceed $3 billion. The fee rate payable to the Sub-Adviser when the aggregated assets of all series in the ING Funds complex sub-adviser by PIMCO are less than $3 billion is 0.25% on all assets.

(7)	The assets of Pioneer Equity Income Portfolio and Pioneer Fund Portfolio are aggregated in calculating the Sub-Adviser’s fee.

(8)

The Sub-Adviser provides a transitional credit to the Adviser when Portfolio assets are between $2.93 billion and $3.00 billion. The transitional credit is intended to lessen the impact on the sub-advisory fees payable by ING to T. Rowe Price Capital Appreciation Portfolio when the Portfolio’s assets decline below $3 billion and application of the tiered fee rate structure is triggered.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Sub-Advisory Fees Paid to the Sub-Advisers

The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:

Sub-Adviser	2009		2008		2007

Artio Global Management LLC(1)
Artio Foreign Portfolio(2)	$	[ ]		$8,005,757	$8,384,170

BlackRock Financial Management, Inc.
BlackRock Inflation Protected Bond Portfolio	$	[ ]		$211,088	$144,194

BlackRock Investment Management, LLC
BlackRock Large Cap Growth Portfolio	$	[ ]		$1,269,007	$1,357,589
BlackRock Large Cap Value Portfolio	$	[ ]		$643,310	$629,242

Evergreen Investment Management Company, LLC
Evergreen Health Sciences Portfolio	$	[ ]		$916,487	$966,069
Evergreen Omega Portfolio	$	[ ]		$486,844	$611,526

Fidelity Management & Research Company
FMRSM Diversified Mid Cap Portfolio	$	[ ]		$4,509,344	$4,257,583

Franklin Advisers, Inc.
Franklin Income Portfolio	$	[ ]		$2,182,996	$1,399,434

Franklin Mutual Advisers, LLC
Franklin Mutual Shares Portfolio	$	[ ]		$2,160,934	$724.973

Goldman Sachs Asset Management, L.P.
Goldman Sachs Commodity Strategy Portfolio	$	[ ]		$476,011	N/A

ING Clarion Real Estate Securities LLC
Clarion Global Real Estate Portfolio(2)	$	[ ]		$1,602,509	$900,585
Clarion Real Estate Portfolio(2)	$	[ ]		$4,614,715	$4,989,413

ING Investment Management Co.
Global Resources Portfolio	$	[ ]	$	[ ]	$3,443,011
Limited Maturity Bond Portfolio	$	[ ]	$	[ ]	$718,356
Liquid Assets Portfolio	$	[ ]	$	[ ]	$1,498,324
U.S. Stock Index Portfolio(2)	$	[ ]	$	[ ]	$3,155,072

Sub-Adviser	2009		2008	2007

Janus Capital Management LLC
Janus Contrarian Portfolio	$	[ ]	$3,088,572	$2,117,643

J.P. Morgan Investment Management Inc.
JPMorgan Emerging Markets Equity Portfolio	$	[ ]	$4,288,383	$4,008,607
JPMorgan Small Cap Core Equity Portfolio	$	[ ]	$2,011,757	$2,335,625

Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio(2)	$	[ ]	$703,372	$816,269

Marsico Capital Management LLC
Marsico Growth Portfolio	$	[ ]	$3,981,916	$3,943,511
Marsico International Opportunities Portfolio	$	[ ]	$2,344,312	$1,857,116

Massachusetts Financial Services Company
MFS Total Return Portfolio	$	[ ]	$3,826,814	$4,774,813
MFS Utilities Portfolio	$	[ ]	$1,690,883	$1,346,773

Morgan Stanley Investment Management Inc. d/b/a Van Kampen
Morgan Stanley Global Franchise Portfolio(2)	$	[ ]	$2,048,523	$2,389,424
Morgan Stanley Global Tactical Asset Allocation Portfolio(2)	$	[ ]	$28,871	N/A
Van Kampen Growth and Income Portfolio	$	[ ]	$2,326,852	$3,044,667

Pacific Investment Management Company LLC
PIMCO High Yield Portfolio	$	[ ]	$1,760,008	$1,815,680
PIMCO Total Return Bond Portfolio(2)	$	[ ]	$6,623,497	$4,043,848

Pioneer Investment Management, Inc.
Pioneer Equity Income Portfolio	$	[ ]	$504,014	$253,752
Pioneer Fund Portfolio	$	[ ]	$371,292	$493,420
Pioneer Mid Cap Value Portfolio	$	[ ]	$3,277,239	$3,278,114

T. Rowe Price Associates, Inc
T. Rowe Price Capital Appreciation Portfolio	$	[ ]	$10,427,243	$10,807,350
T. Rowe Price Equity Income Portfolio	$	[ ]	$4,125,960	$4,829,384

Templeton Global Advisers Limited
Templeton Global Growth Portfolio	$	[ ]	$2,052,700	$2,064,984

Wells Capital Management, Inc.
Wells Fargo Small Cap Disciplined Portfolio	$	[ ]	$829,705	$1,111,150

(1) Effective June 15, 2008, Julius Baer Investment Management LLC changed its name to Artio Global Management LLC.

(2) On May 1, 2010, ING Lord Abbett Affiliated Portfolio was renamed ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio was renamed ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio was renamed ING Morgan Stanley Global Franchise Portfolio, ING Van Kampen Global Asset Allocation Portfolio was renamed ING Morgan Stanley Global Franchise Portfolio. On May 1, 2009, ING Global Real Estate Portfolio was renamed ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio was renamed Artio Foreign Portfolio,  ING PIMCO Core Bond Portfolio was renamed ING PIMCO Total Return Bond Portfolio and ING Van Kampen Real Estate Portfolio was renamed ING Clarion Real Estate Portfolio.

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

Artio Foreign Portfolio

Sub-Adviser

Artio Global Management LLC (“Artio Global”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts(1)	Total Assets (in millions)
Rudolph-Riad Younes	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Richard Pell	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) Of the “Other Accounts” [    ] accounts with assets of $[        ] million include a performance-based advisory fee.

Potential Conflicts of Interest

Generally, Artio Global does not recommend securities to clients that it buys or sells for itself. However, Artio Global may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which Artio Global or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which Artio Global has discretion.

Artio Global and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. Artio Global has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into Artio Global’s Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

On accounts as to which Artio Global has investment discretion, Artio Global will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which Artio Global does not have investment discretion, Artio Global will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the Artio Global’s recommendations, whichever shall occur first, or in the event the client accepts Artio Global’s recommendation, until the client’s transaction is completed.

In any event, Artio Global personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. Artio Global cannot effectively impose restrictions on security transactions by affiliated persons of Artio Global who are not employed by Artio Global.

Compensation Structure of Portfolio Managers

Investment team members’ compensation is based primarily on performance of their respective strategy as well as individual contribution to that performance.  Bonuses are determined by direct reports that are based on firm performance and the individual’s contribution.  Incentive compensation can be multiples of base pay when warranted.  Deferred compensation vests over a three-year period and may be invested in any of the Artio Global Funds.

Our benefits package and incentive programs are intended to foster long-term employee commitment.  Following the completion of the IPO in September 2009, all employees, other than our two principals, received grants of restricted stock units. It is contemplated that our Compensation Committee will provide equity-level awards in the future, which would create broader employee ownership in the firm.

We have entered into employment agreements with certain members of senior management and such forms of employment agreement may be used from time to time with other employees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Rudolph-Riad Younes	None
Richard Pell	None

BlackRock Inflation Protected Bond Portfolio

Sub-Adviser

BlackRock Financial Management, Inc. (“BlackRock Financial Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)		Number of Accounts	Total Assets (in Billions)		Number of Accounts	Total Assets (in Billions)
Adam Bowman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Stuart Spodek	[ ]	$	[ ]	[ ] (1)	$	[ ]	[ ] (2)	$	[ ]
Brian Weinstein	[ ]	$	[ ]	[ ]	$	[ ]	[ ] (3)	$	[ ]

(1) [      ] of these accounts with assets of $           Billion are subject to performance fees.

(2) [      ] of these accounts with assets of $         Billion are subject to performance fees.

(3) [      ] of these accounts with assets of $         Billion are subject to performance fees.

Potential Conflicts of Interest

BlackRock Financial Management has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Financial Management has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Financial Management furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock Financial Management may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Financial Management, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock Financial Management, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Financial Management recommends to the Portfolio.  BlackRock Financial Management, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock Financial Management with respect to the same securities.  Moreover, BlackRock Financial Management may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Financial Management’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock Financial Management or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager may also manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  In this connection, it should be noted that Messrs. Spodek and Weinstein currently manage certain accounts that are subject to performance fees.  In addition, Messrs. Spodek and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Financial Management owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock Financial Management purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock Financial Management attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock Financial Management has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Financial Management with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock Financial Management’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Financial Management such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock Financial Management, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock Financial Management.  In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured.  BlackRock Financial Management’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Portfolio include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Adam Bowman
Stuart Spodek

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock Financial Management’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock Financial Management  restricted stock units which vest ratably over a number of years.  The BlackRock Financial Management restricted stock units, if properly vested, will be settled in BlackRock Financial Management common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock Financial Management’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock Financial Management restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock Financial Management common stock. Each of Messrs. Spodek and Weinstein has received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock Financial Management employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each of Messrs. Spodek and Weinstein has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock Financial Management restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock Financial Management granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock Financial Management also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Financial Management. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.

Other Compensation Benefits  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock Financial Management has created a variety of incentive savings plans in which BlackRock Financial Management employees are eligible to participate, including a 401(k) plan, the BlackRock Financial Management Retirement Savings Plan (“RSP”), and the BlackRock Financial Management Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3%-5% of eligible compensation.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock Financial Management’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock Financial Management common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Adam Bowman
Stuart Spodek	None
Brian Weinstein	None

BlackRock Large Cap Growth Portfolio

Sub-Adviser

BlackRock Investment Management, LLC (“BlackRock Investment Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)		Number of Accounts*	Total Assets (in Billions)		Number of Accounts	Total Assets (in Billions)
Robert C. Doll, Jr.	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Daniel Hanson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* [      ] Accounts with assets of $[      ] million have performance fees associated with it.

Potential Conflicts of Interest

BlackRock Investment Management has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Investment Management has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Investment Management furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock Investment Management may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Investment Management, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock Investment Management, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Investment Management recommends to the Portfolio. BlackRock Investment Management, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock Investment Management with respect to the same securities.  Moreover, BlackRock Investment Management may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Investment Management’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock Investment Management or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager may also manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Investment Management owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock Investment Management purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Investment Management attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock Investment Management has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock Investment Management’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman of BlackRock Investment Management, Global Chief Investment Officer for Equities, Chairman of the BlackRock Investment Management Retail Operating Committee, and member of the BlackRock Investment Management Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock Investment Management may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock Investment Management’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or the Russell 1000® Growth Index over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured.  BlackRock Investment Management’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks include the Lipper Multi-Cap Growth Funds classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock Investment Management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock Investment Management. restricted stock units, if properly vested, will be settled in BlackRock Investment Management common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock Investment Management’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock Investment Management restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock Investment Management common stock. Each of Messrs. Doll and Hanson received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock Investment Management employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each of Messrs. Doll and Hanson has participated in the deferred compensation program.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock Investment Management has created a variety of incentive savings plans in which BlackRock Investment Management employees are eligible to participate, including a 401(k) plan, the BlackRock Investment Management Retirement Savings Plan (“RSP”), and the BlackRock Investment Management Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3%-5% of eligible compensation.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock Investment Management’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock Investment Management common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Robert C. Doll, Jr.	None
Daniel Hanson	None

BlackRock Large Cap Value Portfolio

Sub-Adviser

BlackRock Investment Management, LLC (“BlackRock Investment Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)		Number of Accounts*	Total Assets (in Billions)		Number of Accounts	Total Assets (in Billions)
Robert C. Doll, Jr.	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Daniel Hanson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* [      ] Accounts with assets of $         million have performance fees associated with it.

Potential Conflicts of Interest

BlackRock Investment Management has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Investment Management has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Investment Management furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock Investment Management may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Investment Management, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock Investment Management, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Investment Management recommends to the Portfolio. BlackRock Investment Management, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock Investment Management with respect to the same securities.  Moreover, BlackRock Investment Management may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Investment Management’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock Investment Management or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager may also manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Investment Management owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock Investment Management purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Investment Management attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock Investment Management has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Investment Management with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock Investment Management’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Investment Management such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman of BlackRock Investment Management, Global Chief Investment Officer for Equities, Chairman of the BlackRock Investment Management Retail Operating Committee, and member of the BlackRock Investment Management Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock Investment Management may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program.  BlackRock Investment Management’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or the Russell 1000® Value Index over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured.  BlackRock Investment Management’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks include the Lipper Multi-Cap Value Fund classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock Investment Management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock Investment Management restricted stock units, if properly vested, will be settled in BlackRock Investment Management common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock Investment Management’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Messrs. Doll and Hanson received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Doll and Hanson has participated in the deferred compensation program.

Other Compensation Benefits  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock Investment Management has created a variety of incentive savings plans in which BlackRock Investment Management employees are eligible to participate, including a 401(k) plan, the BlackRock Investment Management Retirement Savings Plan (“RSP”), and the BlackRock Investment Management Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3%-5% of eligible compensation.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock Investment Management’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock Investment Management common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Robert C. Doll, Jr.	None
Daniel Hanson	None

Clarion Global Real Estate Portfolio

Sub-Adviser

ING Clarion Real Estate Securities LLC (“ING CRES”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in billions)		Number of Accounts(2)	Total Assets (in millions)		Number of Accounts	Total Assets (in billions)
Steven D. Burton, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
T. Ritson Ferguson, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Joseph P. Smith, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)  [      ] Account with total assets of $       million has a performance-based fee.

(2)  [      ] Accounts with total assets of $       million have a performance-based fee.

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflict may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

Compensation Structure of Portfolio Managers

There are three pieces of compensation for portfolio managers — based salary, annual bonus and deferred compensation awards.  Base salary is reviewed annually and fixed for each year at market competitive levels.  Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. Portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Portfolio.  With respect to the Portfolio, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index.  Compensation is not based on the level of Portfolio assets.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Steven D. Burton, CFA	None
T. Ritson Ferguson, CFA	None
Joseph T. Smith, CFA	None

Clarion Real Estate Portfolio

Sub-Adviser

ING Clarion Real Estate Securities LLC (“ING CRES”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in billions)		Number of Accounts**	Total Assets (in millions)		Number of Accounts***	Total Assets (in billions)

T. Ritson Ferguson, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Joseph P. Smith, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

*    [    ] Account with total assets of $       million has a performance-based fee.

**   [      ] Accounts with total assets of $       million have a performance-based fee.

*** [      ] Accounts with total assets of $       million have a performance-based fee.

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflict may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

Compensations Structure of Portfolio Managers

There are three pieces of compensation for portfolio managers — based salary, annual bonus and deferred compensation awards.  Base salary is reviewed annually and fixed for each year at market competitive levels.  Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. Portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Portfolio.  With respect to the Portfolio, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index.  Compensation is not based on the level of Portfolio assets.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

T. Ritson Ferguson, CFA	None
Joseph T. Smith, CFA	None

Evergreen Health Sciences Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Robert Junkin	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts managed are subject to performance-based fees.

Potential Conflicts of Interest

A portfolio manager generally faces two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a portfolio manager, or another portfolio manager with EIMC, will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Portfolio holds long, potentially resulting in a decrease in the market value of the security held by the Portfolio.

EIMC does not receive a performance fee for its management of the Portfolio, but it does receive a performance fee with respect to Evergreen Enhanced S&P 500® Fund. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio — for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

Certain Evergreen accounts may engage in cross trades, in which one Evergreen account sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC has policies and procedures to address the various potential conflicts of interest described above.  EIMC has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, EIMC has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers

The compensation structure for EIMC’s portfolio managers includes a competitive fixed base salary plus variable incentives (EIMC utilizes investment management compensation surveys as confirmation).  Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters.  Relative investment performance is generally evaluated for 1-, 3-, and 5-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style.  This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.  In the case of each Evergreen fund, the benchmark(s) against which the performance of the Evergreen fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the funds’ prospectuses.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Robert Junkin	None

Evergreen Omega Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets
Aziz Hamzaogullari, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the accounts managed are subject to performance-based fees.

Potential Conflicts of Interest

A portfolio manager generally faces two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a portfolio manager, or another portfolio manager with EIMC, will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Portfolio holds long, potentially resulting in a decrease in the market value of the security held by the Portfolio.

EIMC does not receive a performance fee for its management of the Portfolio, but it does receive a performance fee with respect to Evergreen Enhanced S&P 500® Fund. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio — for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

Certain Evergreen accounts may engage in cross trades, in which one Evergreen account sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC has policies and procedures to address the various potential conflicts of interest described above.  EIMC has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, EIMC has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers

The compensation structure for EIMC’s portfolio managers includes a competitive fixed base salary plus variable incentives (EIMC utilizes investment management compensation surveys as confirmation).  Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters.  Relative investment performance is generally evaluated for 1-, 3-, and 5-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style.  This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.  In the case of each Evergreen fund, the benchmark(s) against which the performance of the Evergreen fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the funds’ prospectuses.

Portfolio Manager Ownership Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Aziz Hamzaogullari, CFA	None

FMRSM Diversified Mid Cap Portfolio

Sub-Adviser

Fidelity Management & Research Company (“FMRSM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies*			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Tom Allen	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the accounts managed have a performance-based fee.

Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest.  The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.  When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio.  The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.  In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund.  Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund.  Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Tom Allen is the portfolio manager of FMRSM Diversified Mid Cap and receives compensation for his services.  As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans.  A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates.  The portfolio manager’s bonus is based on several components.  The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMRSM equity funds and accounts.  The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure.  Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group.  A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the S&P Mid Cap 400 Index and the fund’s pre-tax investment performance within the Lipper MidCap Objective and the Morningstar Mid-Cap Blend Category.  The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company.  FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Tom Allen	None

Franklin Income Portfolio

Sub-Adviser

Franklin Advisers, Inc.

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Charles B. Johnson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Edward D. Perks, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Alex Peters	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Matt Quinlan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the accounts managed have a performance-based fee.

Potential Conflicts of Interest

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio manager’s focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Franklin Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the applicable benchmark as appropriate.

•                  Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Charles B. Johnson	None
Edward D. Perks	None
Alex Peters	[ ]
Matt Quinland	[ ]

Franklin Mutual Shares Portfolio

Sub-Adviser

Franklin Mutual Advisers, LLC (“Franklin Mutual Advisers”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Peter Langerman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
F. David Segal, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Deborah A. Turner, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the managed accounts have a performance-based fee.

Potential Conflicts of Interest

Portfolio managers that provide investment services to the Portfolio may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Portfolio and may include performance based compensation.  This may result in fees that are higher (or lower) than the advisory fees paid by the Portfolio. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.  The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of the portfolio managers by having the portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the applicable benchmark as appropriate.

•                  Non-investment performance  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Portfolios, are evaluated in determining the amount of any bonus award.

•                  Research  Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time. Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Peter Langeman	None
F. David Segal, CFA	None
Deborah A. Turner, CFA	None

Global Resources Portfolio

Sub-Adviser

ING Investment Management Co.

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts*	Total Assets
Christopher F. Corapi	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
David Powers, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the accounts managed have a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structures of Portfolio Managers

Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, one and three year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention.  As with base salary compensation, target awards are determined and set based on external market data.  Investment performance is measured on both relative and absolute performance.  ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 20098, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Christopher F. Corapi	None
David Powers	None

Goldman Sachs Commodity Strategy Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Jonathan Beinner	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
James B. Clark	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Michael Johnson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Stephen Lucas	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Tom Kenny	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)          [      ] of these accounts with total assets of $       billion have a performance-based fee.

(2)          [      ] of these accounts with total assets of $         billion have a performance-based fee.

(3)          [      ] of these accounts with total assets of $         billion have a performance-based fee.

(4)          [      ] of these accounts with total assets of $         billion has a performance-based fee.

Potential Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Portfolio have adopted policies limiting the circumstances under which cross-trades may be affected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio managers’ management of the Portfolio’s investments and the investments of other accounts, see Part II of GSAM’s ADV.

Compensation Structure of Portfolio Managers

GSAM and the Commodity Strategy team’s (“Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; the Team’s total revenues for the past year which is derived from advisory fees; his or her contribution to the overall performance of the strategy; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual portfolio manager’s compensation depends on his or her contribution to the Team’s strategy as well as his or her ability to work as a member of the Team.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (i) overall portfolio performance; (ii) consistency of performance across accounts with similar profiles; (iii) compliance with risk budgets; and (iv) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the Team are also considered when the amount of performance bonus is determined: (i) whether the Team’s performance exceeded performance benchmark over a three-year period; (ii) whether the Team performed consistently with objectives and client commitments; and (iii) whether the Team achieved top tier rankings and ratings. The benchmark for the Goldman Sachs Commodity Strategy Portfolio is the Dow Jones — AIG Commodity Index Total Return.

Other Compensation — All Teams  In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements.  Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives.  In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs Group’s overall financial performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Jonathan Beinner	None
James B. Clark	None
Michael Johnson	None
Stephen Lucas	None
Tom Kenny	None

Janus Contrarian Portfolio

Sub-Adviser

Janus Capital Management LLC (“Janus Capital”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009.  To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David C. Decker, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

(1)   [      ] of the accounts included in the total, consisting of $         billion of the total assets, have performance-based advisory fee.

Potential Conflicts of Interest

As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as sub adviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts and certain of these accounts may have a greater impact on his compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Compensation Structure of Portfolio Manager

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2009.

The portfolio manager and if applicable, co-portfolio manager (“portfolio manager”) is compensated for managing the Portfolio and any other funds, portfolios or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation.  Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation  Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc. (“JCGI”) restricted stock, stock options, and cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay the portfolio manager primarily on the Managed Funds performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds.  Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods.  The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

The portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool.  The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by sub advisers) and the investment performance of such firm-wide managed assets.  Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

The portfolio manager may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with the JCGI’s Deferral Program.

The Portfolio’s Lipper peer group for compensation purposes is the Multi-Cap Core Funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

David Decker	None

JPMorgan Emerging Markets Equity Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Ashraf el Ansary	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Austin Forey	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Greg Mattiko, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Luke Richdale	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Richard Titherington	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) [      ] account with $       million in assets under management receives a performance-based fee.

(2) [      ] account with $       million in assets under management receive a performance-based fee.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest may also be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory national investments (as described below) in selected mutual funds advised by JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or to the MSCI Emerging Markets Index and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to the MSCI Emerging Markets Index, the fund’s benchmark index listed in the fund’s prospectus, over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMorgan or its affiliate. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Ashraf el Ansary	None
Austin Forey	None
Greg Mattiko, CFA	None
Luke Richdale	None
Richard Titherington	None

JPMorgan Small Cap Core Equity Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Christopher T. Blum	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Glenn Gawronski	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Dennis S. Ruhl	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) [      ] account with $         million in assets under management receives a performance-based fee.

(2) [      ] accounts with $         million in assets under management receive a performance-based fee.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimize the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest may also be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective.  However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Mangers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory national investments (as described below) in selected mutual funds advised by JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or the Russell 2000 Index and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to the Russell 2000 Index, the fund’s benchmark index listed in the fund’s prospectus, over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMorgan or its affiliate. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Chris T. Blum	None
Glenn Gawronski	None
Dennis Ruhl	None

Limited Maturity Bond Portfolio

Sub-Adviser

ING Investment Management Co

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)		Number of Accounts	Total Assets (in billions)		Number of Accounts	Total Assets (in billions)
Chris Diaz	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Peter Guan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Christine Hurtsellers	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Mike Hyman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

*1 account with $         million in assets under management receives a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Mangers

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to the Barclays Capital 1-3 Year Government/Credit Bond Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Chris Diaz	None
Peter Guan	None
Christine Hurtsellers	None
Mike Hyman	None

ING Liquid Assets Portfolio

Sub-Adviser

ING Investment Management Co.

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
David S. Yealy	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to the iMoneyNet First Tier Retail Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

David S. Yealy	None

Lord Abbett Growth and Income Portfolio

Sub-Adviser

Lord, Abbett & Co. LLC (“Lord Abbett”)

Other Managed Accounts

The Portfolio is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The team is headed by Eli M. Salzmann, Partner and Director. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since the Portfolio’s inception. Assisting Mr. Salzmann is Lawrence D. Sachs, Partner and Portfolio Manager . Mr. Sachs joined Lord Abbett in 2001 and has also been a member of the team since the Portfolio’s inception.  Messrs.  Salzmann and Sachs are jointly and primarily responsible for the day-to-day management of the Portfolio.

The following table indicates for the Portfolio as of December 31, 2009:  (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans† (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries†† unaffiliated with Lord Abbett.  (The data shown below are approximate.)

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Lawrence D. Sachs	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Eli M. Salzmann*	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

*Included in the number of accounts and total assets is[      ] account with respect to which the management fee is based on the performance of the account; such account totals approximately $             million in total assets.

Potential Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio manager’s management of the investments of the Portfolio and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Portfolio’s transactions to the advantage of other accounts and to the detriment of the Portfolio.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Portfolio.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure, sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio manager’s management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

Compensation Structure of Portfolio Managers

When used in this section, the term “Portfolio” refers to the Portfolio, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  The portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account, the portfolio manager’s experience, reputation, and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Portfolio’s performance against one or more benchmarks from among the Portfolio’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Portfolio’s peer group maintained by rating agencies, as well as the Portfolio’s peer group.  In

† “Retirement and Benefit Plans” include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

†† “Financial Intermediaries” include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, record keepers, trustees, custodians, financial consultants and insurance companies.

particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses portfolio managers on the impact their portfolio’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Portfolio Manager Ownership of Securities

The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2009.  This table includes the value of shares beneficially owned by such investment advisers through 401(k) plans and certain other plans or accounts, if any:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Lawrence D. Sachs	None
Eli M. Salzmann	None

Marsico Growth Portfolio

Sub-Adviser

Marsico Capital Management, LLC (“Marsico”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Thomas F. Marsico	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* [      ] of the “Other Accounts” is a wrap fee platform which includes [        ] underlying accounts for total assets of $         million.

Potential Conflicts of Interest

A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other.  (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio.  Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.   The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager had adequate time and resources to effectively manage all of the accounts for which he is responsible.  Marsico seeks to manage competing interests for the time and attention of portfolio manager.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades.  Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.  Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner.  With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged.  To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts.  Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another.  Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.  In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

The structure of, and the method used to determine the compensation of each portfolio manager.

The compensation package for the portfolio managers of Marsico is structured as a combination of base salary (which may be reevaluated at least annually), and periodic cash bonuses.  Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period.  Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services.  In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.  Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool.  No other special employee incentive arrangements are currently in place or being planned.  In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees.  Portfolio manager compensation comes solely from Marsico.  In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks.  Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful.  Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities.  To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements.  Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Thomas F. Marsico	None

Marsico International Opportunities Portfolio

Sub-Adviser

Marsico Capital Management, LLC (“Marsico”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in million)		Number of Accounts	Total Assets (in million)
James G. Gendelman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other.  (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio.  Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager had adequate time and resources to effectively manage all of the accounts for which he is responsible.  Marsico seeks to manage competing interests for the time and attention of portfolio manager

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades.  Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.  Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner.  With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged.  To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts.  Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another.  Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.  In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

The structure of, and the method used to determine the compensation of each portfolio manager.

The compensation package for the portfolio managers of Marsico is structured as a combination of base salary (which may be reevaluated at least annually), and periodic cash bonuses.  Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period.  Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services.  In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.  Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool.  No other special employee incentive arrangements are currently in place or being planned.  In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees.  Portfolio manager compensation comes solely from Marsico.  In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks.  Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful.  Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities.  To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements.  Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

James G. Gendelman	None

MFS Total Return Portfolio

Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in billions)		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Nevin P. Chitkara	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
William P. Douglas	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Steven R. Gorham	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Richard O. Hawkins, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Joshua P. Marston	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Michael W. Roberge	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Brooks Taylor	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts.  In certain instances there are securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives.  A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments.  Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned.  In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

Mr. Roberge is President and Chief Investment Officer of U.S. Investments in addition to being a portfolio manager. His compensation reflects this broader role within MFS.  The Chief Executive Officer of MFS determines and recommends the amount of his compensation to the Sun Life Management Resources Committee of the Board of Directors of Sun Life Financial, Inc. (the ultimate parent company of MFS).

His performance bonus is based on a combination of quantitative and qualitative factors. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities.

In addition, he participates in a mandatory deferred compensation program whereby a portion of his performance bonus is deferred and awarded in the form of restricted stock units.

With respect to Messrs. Chitkara, Douglas, Gorham, Hawkins, Marston, and Taylor, the performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Nevin P. Chitkara

Portfolio Manager	Benchmark(s)
William P. Douglas

Steven R. Gorham

Richard O. Hawkins

Joshua P. Marston

Brooks A. Taylor

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan.  Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.  The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Nevin P. Chitkara	None
William P. Douglas	None
Steven R. Gorham	None
Richard O. Hawkins, CFA	None
Joshua P. Marston	None

Michael W. Roberge	None
Brooks A. Taylor	None

MFS Utilities Portfolio

Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in billions)			Number of Accounts	Total Assets (in millions)			Number of Accounts	Total Assets (in millions)
Maura A. Shaughnessy	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Robert D. Persons, CFA	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

* None of these accounts receives a performance based fee

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts.  In certain instances there are securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments.  Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned.  In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio, for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base and performance bonus:

Base Salary — Base salary represents a relatively smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represent a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.

The qualitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”).  As of December 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Robert D. Persons, CFA
Maura A. Shaughnessy

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan.  Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contributions to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.  The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Robert D. Persons	None
Maura A. Shaughnessy	None

Morgan Stanley Global Franchise Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets			Number of Accounts	Total Assets			Number of Accounts	Total Assets
Christian Derold	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
John S. Goodacre	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
William D. Lock	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Walter B. Riddell	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Vladimire Demina
Bruno Paulson

Peter J. Wright	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

* None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•      Cash bonus.

•                  Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•                  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates.

•                  Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•                  Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.  Generally, the greatest weight is placed on the three- and five-year periods.

•                  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•      Contribution to the business objectives of the Sub-Adviser.

•      The dollar amount of assets managed by the portfolio manager.

•      Market compensation survey research by independent third parties.

•      Other qualitative factors, such as contributions to client objectives.

•                  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Christian Derold	None
John S. Goodacre	None
William D. Lock	None
Walter B. Riddell	None
Peter J. Wright	None
Vladimire Demina
Bruno Paulson

Morgan Stanley Global Tactical Asset Allocation Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets			Number of Accounts	Total Assets			Number of Accounts	Total Assets
Francine J. Bovich	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Henry McVey	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Anjun Zhou	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

* [      ] Accounts with assets of $                   is subject to a performance-based fee.

Potential Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Manager

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•      Cash bonus.

•                  Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•                  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates.

•                  Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•                  Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.  Generally, the greatest weight is placed on the three- and five-year periods.

•                  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•      Contribution to the business objectives of the Sub-Adviser.

•      The dollar amount of assets managed by the portfolio manager.

•      Market compensation survey research by independent third parties.

•      Other qualitative factors, such as contributions to client objectives.

•                  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Francine J. Bovich	None
Henry McVey	None
Anjun Zhou	None

PIMCO Global Advantage Bond Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)			Number of Accounts(1)	Total Assets (in millions)			Number of Accounts(1)	Total Assets (in millions)
Mohamed El-Erian	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

(1)   [      ] Accounts with assets of $[        ] million receive a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other.  The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.  The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

All Asset and All Asset All Authority Funds.  Because the All Asset and the All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated.  However, if any PIMCO Sponsored Fund including, without limitation, the PIMCO Funds of Funds, invests in either the EM Fundamental IndexPLUS™ TR Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund or Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the RAFI® Sub-Advisory Agreement or EM Sub-Advisory Agreement, as applicable, with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.  Accordingly, PIMCO and Research Affiliates believe that the potential conflicts of interest discussed above also are mitigated.

Compensation Structure of Portfolio Manager

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.  Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.  In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”).  In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of  Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Mohamed El-Erian	None

PIMCO High Yield Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)			Number of Accounts(1)	Total Assets (in millions)			Number of Accounts(1)	Total Assets (in millions)
William H. Gross	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

(1)  [      [ Accounts with assets of $[      ] million receive a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other.  The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.  The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

All Asset and All Asset All Authority Funds.  Because the All Asset and the All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated.  However, if any PIMCO Sponsored Fund including, without limitation, the PIMCO Funds of Funds, invests in either the EM Fundamental IndexPLUS™ TR Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund or Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the RAFI® Sub-Advisory Agreement or EM Sub-Advisory Agreement, as applicable, with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.  Accordingly, PIMCO and Research Affiliates believe that the potential conflicts of interest discussed above also are mitigated.

Compensation Structure of Portfolio Manager

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.  Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.  In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”).  In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

William H. Gross	None

PIMCO Total Return Bond Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)			Number of Accounts(1)	Total Assets (in millions)			Number of Accounts(2)	Total Assets (in millions)
William H. Gross, CFA	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

(1)   [      ] of these accounts with combined assets of $[        ] million receive a performance-based fee.

(2)   [      ] of these accounts with combined assets of $[        ] million receive a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Compensation Structure of Portfolio Managers

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, which is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted investment pre-tax performance as judged against the Barclays Capital U.S. Aggregate Bond Index and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.  Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

William Gross	None

Pioneer Equity Income Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets			Number of Accounts	Total Assets			Number of Accounts	Total Assets
John A. Carey	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Walter Hunnewell, Jr.	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

(1)  [      ] Account with total assets of $[        ] has an advisory fee based on performance.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  (See “Compensation Structure of Portfolio Managers” below)

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but it intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rate basis.  Although, Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance.  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The accounts, which include the fund, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the Russell 1000® Value Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance.  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing that are mutually established and evaluated by each portfolio manager and management.

•                  Company Results and Business Line Results.  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

John A. Carey	None
Walter Hunnewell, Jr.	None

Pioneer Fund Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies*				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets			Number of Accounts	Total Assets			Number of Accounts	Total Assets
John A. Carey	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Walter Hunnewell, Jr	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

*[      ] Account with assets of $[      ] receives a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. (See “Compensation Structure of Portfolio Managers” below)

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rata basis.  Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance:  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the S&P 500® Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance:  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, which are mutually established and evaluated by each portfolio manager and management.

•                  Pioneer Results and Business Line Results:  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

John A. Carey	None
Walter Hunnewell, Jr.	None

Pioneer Mid Cap Value Portfolio

Sub-Adviser

Pioneer Investment Management, Inc

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies*				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts	Total Assets			Number of Accounts	Total Assets			Number of Accounts	Total Assets
Timothy Horan*	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
J. Rodman Wright**	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

*    [      ] Account with assets of $       billion receives a performance-based fee.

** [      ] Account with assets of $       billion receive a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  (See “Compensation Structure of Portfolio Managers” below)

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rata basis.  Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•      Quantitative Investment Performance:  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the S&P 500® Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•      Qualitative Performance:  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing that are mutually established and evaluated by each portfolio manager and management.

•      Pioneer Results and Business Line Results:  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Timothy Horan	None
J. Rodman Wright	None

T. Rowe Price Capital Appreciation Portfolio

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)*		Number of Accounts	Total Assets (in millions)*		Number of Accounts	Total Assets (in millions)*
David R. Giroux, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* None of the accounts managed are subject to performance fees

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio managers.

Compensation Structure of Portfolio Managers

Portfolio managers’ compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long-term time horizon.  The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Managers’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

David R. Giroux, CFA	None

T. Rowe Price Equity Income Portfolio

Sub-Adviser

T. Rowe Price Associates, Inc.

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)*		Number of Accounts	Total Assets (in millions)*		Number of Accounts	Total Assets (in millions)*
Brian C. Rogers	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

* Please note that the portfolio manager named above did not manage any accounts for which advisory fees are based on performance.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation Structure of Portfolio Manager

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Brian C. Rogers	None

Templeton Global Growth Portfolio

Sub-Adviser

Templeton Global Advisors Limited (“Templeton Global Advisors”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions) (1)		Number of Accounts	Total Assets (in millions) (1)		Number of Accounts	Total Assets (in millions) (1)
Lisa F. Myers, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Tucker Scott, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Cindy Sweeting, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts have a performance-based fee.

Potential Conflicts of Interest

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of the portfolio managers by having the portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a Code of Ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation Structure of Portfolio Manager

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary  Each portfolio manager is paid a base salary.

Annual Bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•      Investment performance:  Primary consideration is given to the historic investment performance over the 1, 3- and 5- preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the applicable benchmark as appropriate.

•      Research:. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•      Non-investment performance:.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•      Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation

Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Lisa F. Myers	None
Tucker Scott	None
Cindy Sweeting	None

U.S. Stock Index Portfolio

Sub-Adviser

ING Investment Management Co.

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts(1)	Total Assets
Vincent Costa	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) One of these accounts managed with total assets of $41,130,725 have a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Manager

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined  indices and, where applicable, peer groups including but not limited to the S&P 500® Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Vincent Costa	None

Van Kampen Growth and Income Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas Bastain, CFA
Mark Laskin
Mary Jayne Maly
Sergio Marcheli
James O. Roeder

* None of the Accounts managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•      Cash bonus.

•      Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•      Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates.

•      Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•      Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.  Generally, the greatest weight is placed on the three- and five-year periods.

•      Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•      Contribution to the business objectives of the Sub-Adviser.

•      The dollar amount of assets managed by the portfolio manager.

•      Market compensation survey research by independent third parties.

•      Other qualitative factors, such as contributions to client objectives.

•      Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Thomas Bastian	None
Mark Laskin	None
Mary Jayne Maly	None
Sergio Marcheli	None
James O. Roeder	None

Wells Fargo Small Cap Disciplined Portfolio

Sub-Adviser

Wells Capital Management, Inc  (“Wells Capital Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James M. Tringas(1)

None of these accounts are subject to performance fees.

(1)  Mr. Tringas began serving as Portfolio Manager on April 3, 2009.

Potential Conflicts of Interest

As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

Compensation Structure of Portfolio Managers

Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management use annual surveys to reassess salary points, bonuses and deferred compensation.

Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Wells Capital Management uses custom-tailored personal scorecards to measure positive contributions to relative peer universe performance, the Russell 2000® Value Index and another component.  Wells Capital Management preset ranges so incentive opportunities are known and measured continually.

Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

James M. Tringas	None

EXPENSE LIMITATION AGREEMENTS

The Advisers have entered into expense limitation agreements with the Portfolios listed below pursuant to which the Advisers have agreed to waive or limit their fees.  In connection with these agreements, and certain U.S. tax requirements, the Advisers will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Trustees who are not “interested persons” (as defined in the 1940 Act) of the Advisers) do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by the Advisers within three years.

Portfolio	Class ADV	Class I	Class S	Class S2
BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%	N/A
BlackRock Large Cap Growth	—	—	1.04%	—
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
Franklin Income	1.39%	0.79%	1.04%	1.19%
Goldman Sachs Commodity Strategy	1.55%	0.95%	1.20%	1.35%
Marsico International Opportunities	1.40%	0.80%	1.05%	1.20%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Morgan Stanley Global Tactical Asset Allocation	1.53%	N/A	1.18%	N/A
Pioneer Equity Income	1.29%	0.69%	0.94%	1.09%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
Wells Fargo Small Cap Disciplined	1.53%	0.93%	1.18%	1.33%

Each Portfolio set forth above may at a later date reimburse its respective Adviser for management fees waived and other expenses assumed by Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreements for each of the above listed portfolios provide that the expense limitations shall continue until May 1, 2011. These Portfolios’ expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement.  The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior notice to the Advisers at their principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Franklin Income Portfolio, Goldman Sachs Commodity Strategy Portfolio, Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Morgan Stanley Global Tactical Asset Allocation Portfolio, Pioneer Equity Income Portfolio,  and Wells Fargo Small Cap Disciplined Portfolio (“Administrator Portfolios”), pursuant to the administration agreement with the Trust (“Administrative Services Agreement”).  Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona  85258.  Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the

Administrator Portfolios except for those services performed by the Advisers under the Investment Advisory Agreements, each Sub-Adviser under the respective sub-advisory agreements, if applicable, the Custodian for the Administrator Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Administrator Portfolios from time to time.  The Administrator acts as a liaison among these service providers to the Administrator Portfolios.  ING Funds Services also furnishes the Administrator Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Administrator Portfolios.  These services include preparation of annual and other reports to shareholders and to the SEC.  ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers.  The Administrator is also responsible for monitoring the Administrator Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.

According to the Administration Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.

The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

During periods when the Administrator Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

For the fiscal year ended December 31, 2009, each Portfolio paid 10% of its average net assets to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
BlackRock Inflation Protected Bond	0.10%	$	[ ]
Clarion Global Real Estate	0.10%	$	[ ]
Franklin Income	0.10%	$	[ ]
Goldman Sachs Commodity Strategy	0.10%	$	[ ]
Marsico International Opportunities	0.10%	$	[ ]
MFS Utilities	0.10%	$	[ ]
Morgan Stanley Global Tactical Asset Allocation	0.10%	$	[ ]
Pioneer Equity Income	0.10%	$	[ ]
Wells Fargo Small Cap Disciplined	0.10%	$	[ ]

For the fiscal year ended December 31, 2008, each Portfolio paid 10% of its average net assets to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
BlackRock Inflation Protected Bond	0.10%	$176,356
Clarion Global Real Estate	0.10%	$422,750
Franklin Income	0.10%	$635,509
Goldman Sachs Commodity Strategy(1)	0.10%	$195,316
Marsico International Opportunities	0.10%	$569,396
MFS Utilities	0.10%	$560,968
Pioneer Equity Income	0.10%	$144,002
Morgan Stanley Global Tactical Asset Allocation(2)	0.10%	$6,416
Wells Fargo Small Cap Disciplined	0.10%	$138,282

(1)   Goldman Sachs Commodity Strategy Portfolio commenced operations on April 28, 2008.  Reflects the period from April 28, 2008 to December 31, 2008.

(2)   Morgan Stanley Global Tactical Asset Allocation Portfolio commenced operations on September 17, 2008.  Reflects the period from September 17, 2008 to December 31, 2008.

For the fiscal year ended December 31, 2007, each Portfolio paid 10% of its average net assets to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
BlackRock Inflation Protected Bond(1)	0.10%	$121,508
Clarion Global Real Estate	0.10%	$225,853
Franklin Income	0.10%	$372,555
Marsico International Opportunities	0.10%	$444,906
MFS Utilities	0.10%	$451,032
Pioneer Equity Income(2)	0.10%	$72,752
Wells Fargo Small Cap Disciplined	0.10%	$185,190

(1)   BlackRock Inflation Protected Bond Portfolio commenced operations on April 30, 2007.  Reflects the eight-month period from April 30, 2007 to December 31, 2007.

(2)   Pioneer Equity Income Portfolio commenced operations on May 11, 2007.  Reflects the period from May 11, 2007 to December 31, 2007.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“Distributor”) serves as the Portfolios’ distributor and principal underwriter. The Distributor’s principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.  The Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  ING Funds Distributor bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares.  ING Funds Distributor also serves as Adviser to the Trust and therefore is an affiliate to the Trust.

On December 31, 2006, an internal reorganization was undertaken in which the distribution functions for the ING

Funds were transferred from DSI, the predecessor to DSL, to the Distributor. As a result of this transfer, the Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Trustees have classified shares of each of the Portfolios into four classes: Class ADV shares; Class I shares; Class S shares; and Class S2 shares.  Liquid Assets Portfolio and Morgan Stanley Global Tactical Asset Allocation Portfolio do not offer Class ADV shares.  Morgan Stanley Global Tactical Asset Allocation Portfolio does not offer Class I shares.  BlackRock Inflation Protected Bond Portfolio, Franklin Mutual Shares Portfolio, and Morgan Stanley Global Tactical Asset Allocation Portfolio do not offer Class S2 Shares.  Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the Class ADV, Class I, Class S and Class S2 shares have the features described below:

The Class ADV shares are not subject to an initial sales charge or contingent deferred sales charges, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  The Distributor has agreed to waive 0.15% of the distribution fee for Class ADV shares of each Portfolio except U.S. Stock Index.  The expense waiver will continue through at least May 1, 2011. The Trust will notify shareholders if it intends to pay the Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.  The Distributor has agreed to waive 0.22% of the distribution fee for Class ADV shares of U.S. Stock Index Portfolio.  The expense waiver will continue through at least May 1, 2011. The Trust will notify shareholders if it intends to pay the Distributor more than 0.28% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder service fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge (“CDSC”) or Rule 12b-1 distribution fee, but are subject to a shareholder service fee of 0.25% of average daily net assets per annum. The Distributor has agreed to waive 0.01% of the Class S shares of U.S. Stock Index Portfolio. The expense limit will continue through at least May 1, 2011. The Trust will notify shareholders if it intends to pay the Distributor more than 0.24% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

The Class S2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder service fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  The Distributor has agreed to waive 0.108 of the distribution fee for Class S2 shares of each Portfolio, except for BlackRock Inflation Protected Bond Portfolio, Franklin Mutual Shares Portfolio, and Morgan Stanley Global Tactical Asset Allocation Portfolio.  The expense waiver will continue through at least May 1, 2011, but in any event, the Trust will notify shareholders if it intends to pay the Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Shareholder Service and Distribution Plan (Class ADV Shares)

The Trust has adopted a Shareholder Service and Distribution Plan for the Class ADV shares dated May 29, 2003.  Under the Shareholder Service and Distribution Plan the Trust may pay to DSL a shareholder service fee (“Service Fee”) at the rate of 0.25% of the average daily net assets of each Portfolio’s Class ADV shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolios.  The Service and Distribution Plan provides that the Class ADV shares of the Portfolios shall pay a distribution fee (“Distribution Fee”) at an annual rate not to exceed 0.50% of the average daily net assets of each Portfolio’s Class ADV shares. The Distribution Fee is used to pay for distribution services, including payments to the Distributor.  The Service and Distribution Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios and for shareholder services provided by securities dealers (including the Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolios; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolios and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

Distribution expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs:  (a) processing new shareholder account applications; (b) preparing and transmitting to the Portfolios’ Transfer Agent computer processable tapes of all transactions by customers; (c) serving as the primary source of information to customers in providing information and answering questions concerning the Portfolios and their transactions with the Portfolios; and (d) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.

The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios.  Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolios.  These anticipated benefits include increased promotion and distribution of the Portfolios’ shares, an enhancement in the Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

As of the fiscal year ended December 31, 2009, the Class ADV shares for PIMCO Global Advantage Bond Portfolio did not commence operations.  As a result, no payment for the Portfolio was made under the Service and Distribution Plan during 2009.

Shareholder Service Plan (Class S shares and Class S2 shares only)

Effective January 1, 2007, the Trust entered into a Shareholder Service Plan on behalf of the Class S shares and Class S2 shares of the Trust. Under the Shareholder Service Plan, the Distributor, as the shareholder services agent, has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolios; delivery and responding to inquiries respecting Trust Prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust or its transfer agent, as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions respecting the Trust and its Portfolios, including questions respecting Variable Contract owners’ interest in one or more Portfolios; and provide such other related services as the Portfolios or a shareholder may request.  The Distributor may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Distributor pursuant to the Shareholder Service Plan, the Distributor receives from each Portfolio’s Class S shares and Class S2 shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.  The Distributor has agreed to waive 0.01% of the Class S shares of U.S. Stock Index Portfolio. The expense limit will continue through at least May 1, 2011. The Trust will notify shareholders if it intends to pay the Distributor more than 0.24% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Distribution Plan (Class S2 shares only)

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“Distribution Plan”) on behalf of the Class S2 shares of the Portfolios.

The Distribution Plan provides that the Class S2 shares of the Portfolios shall pay a distribution fee at an annual rate not to exceed 0.25% of the average daily net assets of each Portfolio (“Distribution Fee”) to the Distributor for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The Distribution Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).  The Class S2 shares of the 12b-1 Portfolios are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3- years. Each Portfolio’s Class S2 shares are entitled to exclusive voting rights with respect to matters concerning the Distribution Plan.

The Distribution Plan permits the Class S2 shares of each Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of each Portfolio attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the Distribution Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolios’ investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; and (g) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Distribution Plan.  The Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Distribution Plan, cast in-person at a meeting called for that purpose.  The Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each Portfolio.  The Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios.  Once terminated, no further payments shall be made under the Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Distribution Plan was adopted because of its anticipated benefit to the Portfolios.  These anticipated benefits include increased promotion and distribution of the Portfolios’ shares, an enhancement in the Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

As of the fiscal year ended December 31, 2009, Class S2 shares of PIMCO Global Advantage did not commence operations.  As a result, no payment for the Portfolio was made under the Distribution Plan during 2009.

Distribution and Shareholder Service Fee Amounts Paid

For the fiscal year ended December 31, 2009, the Distributor received fees from the Class ADV shares, Class S shares and Class S2 shares of certain Portfolios in the amounts set forth below.  Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the Class ADV shares, Class S shares and Class S2 shares of certain Portfolios for the fiscal year ended December 31, 2009 as set forth below.  The Distributor in turn re-allocated the fees it received to various affiliated Insurance Companies who offer Class ADV and Class S2 shares through Variable Contract or Qualified Plan products.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2009, were as follows:

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Artio Foreign Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

BlackRock Inflation Protected Bond Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

BlackRock Large Cap Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
BlackRock Large Cap Value Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Clarion Global Real Estate Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Clarion Real Estate Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Evergreen Health Sciences Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Evergreen Omega Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

FMRSM Diversified Mid Cap Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Franklin Income Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Franklin Mutual Shares Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Global Resources Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Goldman Sachs Commodity Strategy Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Janus Contrarian Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

JPMorgan Emerging Markets Equity Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

JPMorgan Small Cap Core Equity Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Limited Maturity Bond Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Liquid Assets Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Lord Abbett Growth and Income Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Marsico Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV

Marsico International Opportunities Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

MFS Total Return Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

MFS Utilities Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Morgan Stanley Global Franchise Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Morgan Stanley Global Tactical Asset Allocation Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

PIMCO High Yield Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV

PIMCO Total Return Bond Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Pioneer Equity Income Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Pioneer Fund Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV

Pioneer Mid Cap Value Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

T. Rowe Price Capital Appreciation Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

T. Rowe Price Equity Income Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Templeton Global Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

U.S. Stock Index Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Van Kampen Growth and Income Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Wells Fargo Small Cap Disciplined Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Distribution Fees	Class S		Service 2 Class		Class I		Class ADV
Broker Servicing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Shareholder Service Fees

Portfolio	2009		2008	2007
Artio Foreign Portfolio
Class ADV	$	[ ]	$13,211	$8,964
Service 2 Class	$	[ ]	$158,904	$200,133
Class S	$	[ ]	$2,238,669	$2,258,485
BlackRock Inflation Protected Bond Portfolio (1)
Class ADV	$	[ ]	$4	$2
Service 2 Class	$	[ ]	N/A	N/A
Class S	$	[ ]	$4	$2
BlackRock Large Cap Growth Portfolio
Class ADV	$	[ ]	$11,128	$14,922
Service 2 Class	$	[ ]	$14,325	$17,521
Class S	$	[ ]	$341,803	$409,875
BlackRock Large Cap Value Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$7,984	$11,580
Class S	$	[ ]	$111,121	$179,617
Clarion Global Real Estate Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$5,988	$7,099
Class S	$	[ ]	$382,658	$331,757
Clarion Real Estate Portfolio
Class ADV	$	[ ]	$3,041	$1,934
Service 2 Class	$	[ ]	$63,491	$95,603
Class S	$	[ ]	$1,338,624	$2,266,533
Evergreen Health Sciences Portfolio
Class ADV	$	[ ]	$3	$3
Service 2 Class	$	[ ]	$3	$4
Class S	$	[ ]	$492,252	$525,379
Evergreen Omega Portfolio
Class ADV	$	[ ]	$3	$3
Service 2 Class	$	[ ]	$2,703	$3,413
Class S	$	[ ]	$18,024	$23,334
FMRSM Diversified Mid Cap Portfolio
Class ADV	$	[ ]	$20,978	$20,296
Service 2 Class	$	[ ]	$124,186	$134,589
Class S	$	[ ]	$2,369,735	$2,471,226
Franklin Income Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$21,634	$16,509
Class S	$	[ ]	$932,020	$735,708
Franklin Mutual Shares Portfolio (1)
Class ADV	$	[ ]	$3	$2
Service 2 Class	$	[ ]	N/A	N/A
Class S	$	[ ]	$477,204	$237,320
Global Resources Portfolio
Class ADV	$	[ ]	$6,535	$1,825

Portfolio	2009		2008	2007
Service 2 Class	$	[ ]	$90,795	$91,247
Class S	$	[ ]	$2,577,538	$1,992,962
Goldman Sachs Commodity Strategy Portfolio (2)
Class ADV	$	[ ]	$4	N/A
Service 2 Class	$	[ ]	$4	N/A
Class S	$	[ ]	$4	N/A
Janus Contrarian Portfolio
Class ADV	$	[ ]	$641	$4
Service 2 Class	$	[ ]	$77,436	$72,350
Class S	$	[ ]	$1,727,140	$1,359,160
JPMorgan Emerging Markets Equity Portfolio
Class ADV	$	[ ]	$10,721	$6,109
Service 2 Class	$	[ ]	$89,066	$101,369
Class S	$	[ ]	$1,899,614	$1,766,323
JPMorgan Small Cap Core Equity Portfolio
Class ADV	$	[ ]	$5,362	$6,833
Service 2 Class	$	[ ]	$104,502	$138,319
Class S	$	[ ]	$500,301	$658,009
Limited Maturity Bond Portfolio
Class ADV	$	[ ]	$4	$3
Service 2 Class	$	[ ]	$4	$4
Class S	$	[ ]	$583,487	$679,303
Liquid Assets Portfolio
Class ADV	$	[ ]	N/A	N/A
Service 2 Class	$	[ ]	$288,660	$82,274
Class S	$	[ ]	$4,476,043	$2,437,104
Lord Abbett Growth and Income Portfolio
Class ADV	$	[ ]	$2	$4
Service 2 Class	$	[ ]	$6,652	$9,226
Class S	$	[ ]	$229,401	$367,165
Marsico Growth Portfolio
Class ADV	$	[ ]	$20,852	$32,943
Service 2 Class	$	[ ]	$50,869	$65,525
Class S	$	[ ]	$1,620,049	$2,015,785
Marsico International Opportunities Portfolio
Class ADV	$	[ ]	$21,637	$40,478
Service 2 Class	$	[ ]	$3	$4
Class S	$	[ ]	$746,747	$675,495
MFS Total Return Portfolio
Class ADV	$	[ ]	$7,124	$15,819
Service 2 Class	$	[ ]	$106,785	$138,160
Class S	$	[ ]	$2,655,546	$3,407,247
MFS Utilities Portfolio
Class ADV	$	[ ]	$2,449	$1,477
Service 2 Class	$	[ ]	$3	$4
Class S	$	[ ]	$1,381,592	$1,104,559
Morgan Stanley Global Franchise Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$175,803	$219,179
Class S	$	[ ]	$716,697	$858,273
Morgan Stanley Global Tactical Asset Allocation Portfolio (4)
Class S	$	[ ]	$16,039	N/A
PIMCO Global Advantage Bond Portfolio (2)
Class ADV	N/A		N/A	N/A
Service Class	N/A		N/A	N/A
Service 2 Class	N/A		N/A	N/A

Portfolio	2009		2008	2007
PIMCO High Yield Portfolio
Class ADV	$	[ ]	$712	$336
Service 2 Class	$	[ ]	$3	$4
Class S	$	[ ]	$1,285,093	$1,691,815
PIMCO Total Return Bond Portfolio
Class ADV	$	[ ]	$4	$4
Service 2 Class	$	[ ]	$144,403	$110,102
Class S	$	[ ]	$4,427,462	$1,818,365
Pioneer Equity Income Portfolio (3)
Class ADV	$	[ ]	$3	$2
Service 2 Class	$	[ ]	N/A	N/A
Class S	$	[ ]	$3	$3
Pioneer Fund Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$3	$4
Class S	$	[ ]	$182,912	$244,676
Pioneer Mid Cap Value Portfolio
Class ADV	$	[ ]	$30	$4
Service 2 Class	$	[ ]	$118	$4
Class S	$	[ ]	$1,450,051	$1,704,096
T. Rowe Price Capital Appreciation Portfolio
Class ADV	$	[ ]	$121,377	$233,674
Service 2 Class	$	[ ]	$242,643	$297,943
Class S	$	[ ]	$7,201,513	$7,576,950
T. Rowe Price Equity Income Portfolio
Class ADV	$	[ ]	$48,761	$81,400
Service 2 Class	$	[ ]	$142,570	$169,977
Class S	$	[ ]	$2,440,278	$3,147,724
Templeton Global Growth Portfolio
Class ADV	$	[ ]	$3	$4
Service 2 Class	$	[ ]	$14,179	$21,579
Class S	$	[ ]	$892,472	$1,221,568
U.S. Stock Index Portfolio
Class ADV	$	[ ]	N/A	N/A
Service 2 Class	$	[ ]	$18,775	$762
Class S	$	[ ]	$27,598	$3,859
Van Kampen Growth and Income Portfolio
Class ADV	$	[ ]	$6,836	$18,768
Service 2 Class	$	[ ]	$152,947	$201,790
Class S	$	[ ]	$1,675,986	$2,365,890
Wells Fargo Small Cap Disciplined Portfolio
Class ADV	$	[ ]	$771	$1,157
Service 2 Class	$	[ ]	$1,241	$1,813
Class S	$	[ ]	$74,788	$133,410

(1)   The Portfolio commenced operations April 30, 2007.

(2)   The Portfolio had not commenced operations as of December 31, 2009.

(3)   The Portfolio commenced operations May 11, 2007.

(4)   The Portfolio commenced operations on September 17, 2008.

CODE OF ETHICS

The Portfolios’ Board, the Advisers, and the Distributor (as principal underwriter) have adopted a code of ethics (“Code of Ethics or written supervisory procedure”) in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and person who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios’ shares.  The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics.  Personal trading is permitted by such person subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios’ Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ (except Franklin Mutual Shares Portfolio) portfolio securities.  The proxy voting procedures delegate to the Advisers the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Advisers, the Board has also approved the Advisers’ proxy voting procedures, which require the Advisers to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Advisers, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).  With regard to Franklin Mutual Shares Portfolio, the Board has delegated to the Portfolio’s Sub-Adviser, Franklin Mutual Advisers, LLC, the authority to vote proxies relating to the Portfolio’s portfolio securities and provide a method for responding to potential conflicts of interest.  A copy of Franklin Mutual Advisers, LLC’s proxy voting policies and procedures is attached hereto as Appendix C.

PORTFOLIO TRANSACTIONS

The Adviser or Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for the Portfolios, pursuant to authority granted in the Investment Advisory Agreements or Sub-Advisory Agreements.  Subject to policies and procedures approved by the Portfolios’ Board, each Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Advisers otherwise assume day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Advisers will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities may also be effected on an agency basis, when, in the Advisers’ or Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Advisers or a Sub-Adviser may also place trades using an ECN or ATS.

How the Advisers or Sub-Advisers Select Broker-Dealers

The Adviser or Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Advisers or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Advisers or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Advisers or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Portfolio’s orders, the Advisers or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio.  These commission recapture payments benefit the Portfolios, and not the Advisers or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for a Portfolio, the Advisers or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Advisers or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Advisers or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Advisers or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisers’ or a Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Advisers or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisers’ or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Advisers or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Advisers or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisers or a Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Advisers or a Sub-Adviser - Research products and services provided to the Advisers or a Sub-Adviser by broker dealers that effect securities transactions for a Portfolio may be used by the Advisers or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Advisers or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Advisers or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees payable to the Advisers or sub-advisory fees payable to a Sub-Adviser for services provided to the Portfolios.  The Advisers’ or a Sub-Adviser’s expenses would likely increase if the Advisers or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with an Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Advisers or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio may also be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about Trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Advisers or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, the Advisers or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

For the fiscal years ended December 31, 2009, 2008 and 2007, each of the Portfolios listed below paid total brokerage commissions as follows:

Portfolios	2009		2008		2007
Artio Foreign	$	[ ]	$4,547,227		$4,660,156
BlackRock Inflation Protected Bond	$	[ ]	$62,149		$50,828	(1)
BlackRock Large Cap Growth	$	[ ]	$273,379		$305,348
BlackRock Large Cap Value	$	[ ]	$121,020		$65,562
Clarion Global Real Estate	$	[ ]	$918,786		$506,273
Clarion Real Estate	$	[ ]	$1,743,708		$764,353
Evergreen Health Sciences	$	[ ]	$369,319		$469,288
Evergreen Omega	$	[ ]	$126,104		$116,065
FMRSM Diversified Mid Cap	$	[ ]	$3,212,726		$4,805,330
Franklin Income	$	[ ]	$228,270		$171,158
Franklin Mutual Shares	$	[ ]	$364,483		$170,377	(1)
Global Resources	$	[ ]	$2,552,329		$2,800,219
Goldman Sachs Commodity Strategy(2)	$	[ ]	$17,091		N/A
Janus Contrarian	$	[ ]	$1,584,149		$1,574,812
JPMorgan Emerging Markets Equity	$	[ ]	$487,236		$702,569
JPMorgan Small Cap Core Equity	$	[ ]	$484,261		$365,377
Limited Maturity Bond	$	[ ]	$53,355		$66,829
Liquid Assets	$	[ ]	—		—
Lord Abbett Growth and Income	$	[ ]	$239,302		$215,115
Marsico Growth	$	[ ]	$922,187		$563,597
Marsico International Opportunities	$	[ ]	$1,725,879		$1,352,541
MFS Total Return	$	[ ]	$936,790		$1,276,652
MFS Utilities	$	[ ]	$1,132,204		$1,098,821
Morgan Stanley Global Franchise	$	[ ]	$244,684		$177,549
Morgan Stanley Tactical Asset Allocation	$	[ ]	$8,147	(3)	N/A
PIMCO High Yield	$	[ ]	$2,841		$780
PIMCO Total Return Bond	$	[ ]	$178,633		$329,330
Pioneer Equity Income	$	[ ]	$46,749		$31,004	(4)
Pioneer Fund	$	[ ]	$33,158		$31,823
Pioneer Mid Cap Value	$	[ ]	$1,365,722		$1,074,735
T. Rowe Price Capital Appreciation	$	[ ]	$3,185,048		$1,982,445
T. Rowe Price Equity Income	$	[ ]	$533,238		$442,221
Templeton Global Growth	$	[ ]	$267,170		$403,684
U.S. Stock Index	$	[ ]	$21,036		$10,814
Van Kampen Growth and Income	$	[ ]	$744,439		$483,263
Wells Fargo Small Cap Disciplined	$	[ ]	$190,745		$297,050

(1) BlackRock Inflation Protected Bond Portfolio and Franklin Mutual Shares Portfolio commenced operations on April 30, 2007.  Reflects the period from April 30, 2007 to December 31, 2007.

(2) Goldman Sachs Commodity Strategy Portfolio commenced operations on April 28, 2008. Reflects the period from April 28, 2008 to December 31, 2008.

(3) Morgan Stanley Global Tactical Asset Allocation Portfolio commenced operations on September 17, 2008. Reflects the period from September 17, 2008 to December 31, 2008.

(4) Pioneer Equity Income Portfolio commenced operations on May 11, 2007. Reflects the period from May 11, 2007 to December 31, 2007.

For the fiscal year ended December 31, 2009, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services provided:

Portfolio	Commissions Paid on Total Transactions for Research Services
Artio Foreign	$	[ ]
BlackRock Inflation Protected Bond	$	[ ]
BlackRock Large Cap Growth	$	[ ]

Portfolio	Commissions Paid on Total Transactions for Research Services
BlackRock Large Cap Value	$	[ ]
Clarion Global Real Estate	$	[ ]
Clarion Real Estate	$	[ ]
Evergreen Health Sciences	$	[ ]
Evergreen Omega	$	[ ]
FMRSM Diversified Mid Cap	$	[ ]
Franklin Income	$	[ ]
Franklin Mutual Shares	$	[ ]
Global Resources	$	[ ]
Goldman Sachs Commodity Strategy(1)	$	[ ]
Janus Contrarian	$	[ ]
JPMorgan Emerging Markets Equity	$	[ ]
JPMorgan Small Cap Core Equity	$	[ ]
Limited Maturity Bond	$	[ ]
Liquid Assets	$	[ ]
Lord Abbett Growth and Income	$	[ ]
Marsico Growth	$	[ ]
Marsico International Opportunities	$	[ ]
MFS Total Return	$	[ ]
MFS Utilities	$	[ ]
Morgan Stanley Global Franchise	$	[ ]
Morgan Stanley Tactical Asset Allocation	$	[ ]
PIMCO High Yield	$	[ ]
PIMCO Total Return Bond	$	[ ]
Pioneer Equity Income	$	[ ]
Pioneer Fund	$	[ ]
Pioneer Mid Cap Value	$	[ ]
T. Rowe Price Capital Appreciation	$	[ ]
T. Rowe Price Equity Income	$	[ ]
Templeton Global Growth	$	[ ]
U.S. Stock Index	$	[ ]
Van Kampen Growth and Income	$	[ ]
Wells Fargo Small Cap Disciplined	$	[ ]

For the fiscal year ended December 31, 2008, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services provided:

Portfolio	Commissions Paid on Total Transactions for Research Services
Artio Foreign	N/A
BlackRock Inflation Protected Bond	N/A
BlackRock Large Cap Growth	$111,024
BlackRock Large Cap Value	$48,460
Clarion Global Real Estate	$36,089
Clarion Real Estate	$14,775
Evergreen Health Sciences	$251,503
Evergreen Omega	$38,107
FMRSM Diversified Mid Cap	$562,217
Franklin Income	$206,121
Franklin Mutual Shares	$171,764
Global Resources	$160,743
Goldman Sachs Commodity Strategy(1)	N/A
Janus Contrarian	$355,115
JPMorgan Emerging Markets Equity	N/A
JPMorgan Small Cap Core Equity	N/A
Limited Maturity Bond	N/A

Portfolio	Commissions Paid on Total Transactions for Research Services
Liquid Assets	N/A
Lord Abbett Growth and Income	N/A
Marsico Growth	$413,396
Marsico International Opportunities	$965,106
MFS Total Return	N/A
MFS Utilities	N/A
Morgan Stanley Global Franchise	$147,670
Morgan Stanley Global Tactical Asset Allocation(2)	$6,282
PIMCO High Yield	N/A
PIMCO Total Return Bond	N/A
PIMCO Global Advantage Bond(3)	N/A
Pioneer Equity Income	$8,961
Pioneer Fund	$4,392
Pioneer Mid Cap Value	$102,720
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A
Templeton Global Growth	$202,375
U.S. Stock Index	$3,009
Van Kampen Growth and Income	$293,809
Wells Fargo Small Cap Disciplined	$28,249

(1)           The Portfolios commenced operations on April 28, 2008.

(2)           The Portfolio commenced operations on September 17, 2008.

(3)           The Portfolio had not commenced operations as of December 31, 2008; commissions paid to certain brokers for research services are not available.

For the fiscal year ended December 31, 2007, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services provided:

Portfolio	Commissions Paid on Total Transactions for Research Services
Artio Foreign	$123,916
BlackRock Inflation Protected Bond(1)	N/A
BlackRock Large Cap Growth	$745
BlackRock Large Cap Value	N/A
Clarion Global Real Estate	$24,720
Clarion Real Estate	N/A
Evergreen Health Sciences	$314,527
Evergreen Omega	$47,665
FMRSM Diversified Mid Cap	$762,709
Franklin Income	$15,500
Franklin Mutual Shares(1)	$6,927
Global Resources	$139,031
Goldman Sachs Commodity Strategy(2)	N/A
Janus Contrarian	$172,286
JPMorgan Emerging Markets Equity	N/A
JPMorgan Small Cap Core Equity	N/A
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Growth and Income	N/A
Marsico Growth	$152,941
Marsico International Opportunities	$425,331
MFS Total Return	N/A
MFS Utilities	N/A
Morgan Stanley Global Franchise	N/A
Morgan Stanley Global Tactical Asset Allocation	N/A
PIMCO High Yield	N/A

Portfolio	Commissions Paid on Total Transactions for Research Services
PIMCO Total Return Bond	N/A
Pioneer Equity Income(3)	N/A
Pioneer Fund	N/A
Pioneer Mid Cap Value	N/A
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A
Templeton Global Growth	N/A
U.S. Stock Index	$657
Van Kampen Growth and Income	N/A
Wells Fargo Small Cap Disciplined	$74,243

(1)   The Portfolios commenced operations on April 30, 2007.

(2)   The Portfolios had not commenced operations as of December 31, 2007; commissions paid to certain brokers for research services are not available.

(3)   The Portfolio commenced operations on May 11, 2007.

The Sub-Advisers may purchase new issues of securities for the Portfolios in underwritten fixed-price offerings.  In these situations, the underwriter or selling group member may provide the Sub-Advisers with research in addition to selling the securities (at a fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Advisers, and the Sub-Advisers without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Advisers or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation.  The Sub-Advisory Agreements provide that such Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

Each of the following is a registered broker-dealer and an affiliate of DSL and ING Investments, Advisers to ING Investors Trust as December 31, 2009:  Bancnorth Investment Group, Inc., Clarion Capital, LLC, Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING Alternative Asset Management LLC, ING America Equities, Inc., ING Clarion Partners, LLC, ING Clarion Real Estate Securities, L.P., ING Direct Funds Limited, ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Advisors, LLC, ING Investment Management Advisors B.V., ING Investment Management Asia/Pacific (Hong Kong) LTD., ING Investment Management Co., ING Investment Management LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, Pomona Management LLC, d/b/a, Pomona Capital, Prime Vest Financial Services, Inc., ShareBuilder Advisors, LLC, ShareBuilder Securities Corporation and Systematized Benefits Administrators, Inc.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

For the fiscal year ended December 31, 2009, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commission to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio’s Principal Amount of Transactions	Affiliate

For the fiscal year ended December 31, 2008, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commission to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio’s Principal Amount of Transactions	Affiliate
Artio Foreign	$4,547,227	$17,250	0.38%	0.15%	ING Baring LLC
Artio Foreign	$4,547,227	$9,749	0.21%	0.10%	ING Securities
BlackRock Large Cap Growth	$273,378	$28,950	10.59%	9.04%	Merrill Lynch
Clarion Global Real Estate	$918.786	$54,654	5.95%	4.14%	ING Baring LLC
Clarion Real Estate	$1,743,708	$5,077	0.29%	0.42%	Morgan Stanley
FMR Diversified Mid Cap	$3,212,726	$512	0.02%	0.04%	National Financial Services Corp.
FMR Diversified Mid Cap	$3,212,726	$12,930	0.40%	0.26%	ING Baring LLC
Franklin Mutual Shares	$364,483	$481	0.13%	0.05%	ING Baring LLC
Janus Contrarian	$1,584,149	$525	0.03%	0.11%	ING Baring LLC
Marsico Growth	$922,187	$2,218	0.24%	0.08%	ING Baring LLC
Marsico International Opportunities	$1,725,879	$30,643	1.78%	1.01%	ING Baring LLC
MFS Utilities	$1,132,204	$1,106	0.10%	0.05%	ING Baring LLC
Morgan Stanley Global Franchise	$244,684	$470	0.19%	0.14%	ING Baring LLC
Morgan Stanley Global Franchise	$244,684	$340	0.14%	0.18%	Morgan Stanley
T. Rowe Price Capital Appreciation	$3,185,048	$3,624	0.11%	0.06%	ING Baring LLC
Templeton Global Growth	$267,170	$388	0.15%	0.35%	ING Baring LLC
Van Kampen Growth and Income	$744,439	$4,823	0.65%	0.51%	Morgan Stanley
Van Kampen Growth and Income	$744,439	$177	0.02%	0.10%	BIDS (Lehman Brothers)
Van Kampen Growth and Income	$744,439	$104	0.01%	0.00%	BIDS (Credit Suisse FB)

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio’s Principal Amount of Transactions	Affiliate
Van Kampen Growth and Income	$744,439	$4,823	0.65%	0.51%	Morgan Stanley

For the fiscal year ended December 31, 2007, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commission to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio’s Principal Amount of Transactions	Affiliate
Artio Foreign	$3,330,191,753	$4,660,156	0.84%	2.34%	ING Securities
BlackRock Large Cap Growth	$1,423,336,357	$305,348	0.11%	1.32%	ING Baring LLC
FMRSM Diversified Mid Cap	$3,561,836,209	$4,805,330	0.29%	0.40%	ING Baring LLC
JPMorgan Emerging Markets Equity	$482,829,460	$702,569	1.19%	1.63%	ING Baring LLC
Marsico International Opportunities	$981,829,063	$1,352,541	0.27%	0.34%	ING Baring LLC
MFS Utilities	$827,363,297	$1,098,821	0.18%	0.42%	ING Baring LLC
Templeton Global Growth	$400,097,444	$403,684	0.49%	1.22%	ING Baring LLC

(1)  The Portfolio commenced operations on August 20, 2007.

Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the Sub-Adviser for FMRSM Diversified Mid Cap.  Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Advisers and Sub-Adviser of Global Resources.  Furman Securities Corp. is an affiliate of the Advisers, as each is owned by ING Groep.

The Advisers, DSL and ING Investments, are affiliates of ING Investors Trust.

During the fiscal year ended December 31, 2009 the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  The holdings of securities of such brokers and dealers were as follows for December 31, 2009:

Portfolio Name	Security Description	Market Value

Portfolio Name	Security Description	Market Value

NET ASSET VALUE (“NAV”)

As noted in the Prospectus, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE s open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. (See “Net Asset Value” in the “Information for Investors” section of the Prospectus)  The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on fair value of neither the securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of NYSE.  Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets.  Once the total value of the Portfolios’ net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

Liquid Assets

For the purpose of determining the price at which Liquid Assets Portfolio’s (because this section applies to Liquid Assets Portfolio in this section only, Liquid Assets Portfolio is referred to as the “Portfolio”) shares are issued and redeemed, the NAV per share is calculated immediately after the daily dividend declaration by:  (a) valuing all securities and instruments as set forth below; (b) subtracting a Portfolio’s liabilities; and (c) dividing the resulting amount by the number of shares outstanding.  As discussed below, it is the intention of the Portfolio to maintain a NAV per share of $1.00.  The Portfolio’s portfolio instruments are valued on the basis of amortized cost.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount of premium, regardless of the impact of fluctuating interest rates on the market value of the security.  While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio.  During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may be higher than a like computation made by a portfolio with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all its portfolio instruments.  Thus, if the use of amortized cost by the Portfolio results in a lower aggregate portfolio value on a particular day, a prospective investors in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a portfolio utilizing solely market values, and existing investors in the Portfolio would receive less investment income.  The converse would apply in a period of rising interest rates.

The Portfolio’s use of amortized cost and the maintenance of the Portfolio’s per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act.  As a condition of operating under that Rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of ninety (90) days or less, purchase only instruments having remaining maturities of 397 days or less (as determined in accordance with maturity shortening provisions of the Rule), and invest only in securities which are determined by the Board to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board to be of comparable quality.

As required by Rule 2a-7, the Board has adopted a procedure for the periodic comparison of the Portfolio’s NAV per share as determined based on market values, with the Portfolio’s NAV per share, as determined using amortized cost values.  These procedures require that the Board promptly consider what, it any, action should be taken if the amortized cost NAV deviates from market value NAV by more than ½ of 1 percent.

When determining the market value NAV per share of the Portfolio, the investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued.  Other investments and assets are valued at fair value, as determined in good faith by the Portfolio’s Board.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((a-b)/cd + 1)^6 – 1] where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2009:

Class I

	Yield
Portfolio	Subsidized	Unsubsidized
Limited Maturity Bond	5.09%	5.09%

Class S

	Yield
Portfolio	Subsidized	Unsubsidized
Limited Maturity Bond	4.84%	4.84%

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Because Liquid Assets Portfolio and Morgan Stanley Global Tactical Asset Allocation Portfolio do not offer Class ADV shares, performance for other share classes for these Portfolios is not available.

As of the fiscal year ended December 31, 2008, the Class S shares of Morgan Stanley Global Tactical Asset Allocation Portfolio did not have a full calendar year of operations. Quotations for these Portfolios’ Class S shares for the period indicated for each year ended December 31, are set out below.

The following are the Portfolios’ average annual total returns for the periods indicated for the fiscal year ended December 31, 2009:

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Artio Foreign Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2					4/28/06 5/1/02 12/3/04 5/1/02 9/9/02
BlackRock Inflation Protected Bond Class ADV Class I Class S					4/30/07 4/30/07 4/30/07
BlackRock Large Cap Growth Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2(1) Class S (revised for Service 2 Class shares)					3/17/04 5/1/02 4/28/06 5/1/02 9/9/02 5/1/02
BlackRock Large Cap Value Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class					4/28/06 5/1/02 5/18/04 5/1/02 9/9/02
Clarion Global Real Estate Class ADV Service 2 Class S Class I					4/28/06 5/3/06 1/3/06 1/3/06
Clarion Real Estate Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					4/17/06 1/24/89 5/19/03 1/24/89 9/9/02 1/24/89
Evergreen Health Sciences Class ADV Class S (revised for Class ADV shares) Class I Service 2 Class Class S (revised for Service 2 Class shares) Class S					12/29/06 5/3/04 4/28/06 12/29/06 5/3/04 5/3/04
Evergreen Omega Class ADV Class S (revised for Class ADV shares) Class I Service 2 Class Class S					12/29/06 5/3/04 5/2/05 5/13/04 5/3/04
FMRSM Diversified Mid Cap Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					1/17/06 10/2/00 8/15/05 10/2/00 9/9/02 10/2/00

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Franklin Income Class ADV Class I Class S Service 2 Class					12/29/06 4/28/06 4/28/06 5/3/06
Franklin Mutual Shares Class ADV Class I Class S					4/30/07 4/30/07 4/30/07
Global Resources Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class)					12/18/06 1/24/89 7/2/03 1/24/89 9/9/02 1/24/89
Goldman Sachs Commodity Strategy Class ADV Class I Class S Service 2					4/28/08 4/28/08 4/28/08 4/28/08
Janus Contrarian Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class)					12/29/06 10/2/00 4/28/06 10/2/00 9/9/02 10/2/00
JPMorgan Emerging Markets Equity Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class)					3/23/06 2/18/98 12/2/05 2/18/98 9/9/02 2/18/98
JPMorgan Small Cap Core Equity Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2					8/12/04 5/1/02 5/6/04 5/1/02 9/9/02
Limited Maturity Bond Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 shares)					4/28/06 1/24/89 4/29/05 1/24/89 4/28/06 1/24/89
Liquid Assets Class I Class S Service 2 Class S (revised for Service 2 Class shares)					5/7/04 1/24/89 9/9/02 1/24/89
Lord Abbett Growth and Income Class ADV Class S (revised for Class ADV shares) Class I Class S					4/28/06 2/1/00 6/24/03 2/1/00

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Service 2 Class Class S (revised for Service 2 Class shares)					9/9/02 2/1/00
Marsico Growth Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class shares)					8/1/03 8/14/98 5/1/03 8/14/98 9/9/02 8/14/98
Marsico International Opportunities Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 shares)					1/20/06 5/2/05 4/29/05 5/2/05 12/29/06 5/2/05
MFS Total Return Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class shares)					8/1/03 8/14/98 5/1/03 8/14/98 9/9/02 8/14/98
MFS Utilities Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					7/18/06 5/2/05 4/29/05 5/2/05 12/29/06 5/2/05
Morgan Stanley Global Franchise ADV Class S (revised for Class ADV shares) Class I Class S Service 2					12/29/06 5/1/02 4/28/06 5/1/02 9/9/02
Morgan Stanley Global Tactical Asset Allocation Class S					9/17/08
PIMCO High Yield Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class shares)					5/22/06 5/3/04 4/29/05 5/3/04 12/29/06 5/3/04
PIMCO Total Return Bond Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class S (revised for Service 2 Class)					4/28/06 8/14/98 4/28/06 8/14/98 9/9/02 8/14/98
Pioneer Equity Income Class ADV Class I					5/11/07 N/A

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class S Class S (revised for Service 2 Class Shares)					5/11/07 5/11/07
Pioneer Fund Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					12/29/06 5/3/05 4/29/05 5/3/05 12/29/06 5/3/05
Pioneer Mid Cap Value Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class)					12/29/06 4/29/05 5/2/05 4/29/05 12/29/06 4/29/05
T. Rowe Price Capital Appreciation Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					12/16/03 1/24/89 5/2/03 1/24/89 9/9/02 1/24/89
T. Rowe Price Equity Income Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					1/15/04 1/24/89 5/2/03 1/24/89 9/9/02 1/24/89
Templeton Global Growth Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					12/29/06 10/21/92 4/28/06 10/21/92 9/9/02 10/21/92
U.S. Stock Index Class I (revised for Class ADV shares) Class I Class S Service 2 Class Class I (Revised for Class S shares) Class I (Revised for Service 2 Class shares)					5/3/04 5/3/04 4/30/07 8/1/07 5/3/04 5/3/04
Van Kampen Growth and Income Class ADV Class S (revised for Class ADV shares) Class I Class S Service 2 Class Class S (revised for Service 2 Class shares)					2/22/04 10/4/93 4/28/06 10/4/93 9/9/02 10/4/93
Wells Fargo Small Cap Disciplined Class ADV Class I Class S Service 2 Class					11/30/05 11/30/05 11/30/05 11/30/05

(1)

Service 2 Class shares commenced operations on September 9, 2002. On October 3, 2005, all outstanding Service 2 Class shares of the Portfolio were fully redeemed. On May 26, 2006, Service 2 Class shares recommenced operations.

(2)

Class ADV shares commenced operations on April 12, 2006. On July 11, 2006, all outstanding Class ADV shares of the Portfolio were fully redeemed. On December 20, 2006, Class ADV shares recommenced operations.

Each Portfolio may be categorized as to its market capitalization make-up (“large-cap,” “mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds.  A Portfolio average or median market capitalization may also be cited.  Certain other statistical measurements may be used to provide measures of a Portfolio’s characteristics.  Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta.  Median and average P/E ratios are measures describing the relationship between the prices of a Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the portfolio’s returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Barclays Capital Government Bond Index, the Barclays Capital U.S. Government/Credit Bond Index, the Barclays Capital U.S. Aggregate Bond Index, the Barclays Capital Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE®  Index, the MSCI All Country World IndexSM, the MSCI All Country World Free IndexSM, the MSCI Emerging Markets Free IndexSM, the MSCI World IndexSM, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or person who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on over all performance or other criteria; and (ii) the effect of tax deferred compounding on a Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Advisers, the Sub-Advisers, or affiliates of the Trust, the Advisers, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investments products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Advisers to the Trust, including information related to the selection and monitoring of the Sub-Advisers.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Accounts will take such charges into account.  Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolios may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Variable Contract and to the Advisers and their affiliates.  Shares will generally not be offered to other investors.

Each Portfolio intends to qualify annually to be taxed as a regulated investment company (“RIC”) under provisions of Subchapter M of the Code.  To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (i) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (ii) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5 % of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuers.  If each Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and let capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

For a Variable Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contact owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the Internal Revenue Service (“IRS”), there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return on any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.  You should review your variable contract’s Prospectus and SAI and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits.  Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contacts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios.  Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments—Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholdings from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The Portfolios listed above may invest in securities of passive foreign investment companies (“PFICs”).  A PFIC is a foreign corporation that, in general, meets either the following test:  (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the productions of, passive income.  A Portfolio investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments.  Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges.  In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio’s intention to qualify annually as a regulated investment company may limit a Portfolio’s elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

REITs—The Portfolios may invest in REITs that hold residual interests in real REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusions”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-except entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 62 investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time, in the future.  Establishment and offering of additional Portfolios will not alter the rights of the Trust’s shareholders.  When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.  All of the Portfolios discussed in this SAI are diversified with the exception of BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Evergreen Health Sciences Portfolio, Global Resources Portfolio, Goldman Sachs Commodity Strategy Portfolio, Janus Contrarian, PIMCO Global Advantage Bond Portfolio and Morgan Stanley Global Franchise Portfolio.

Voting Rights

Shareholders of the Portfolios are given certain voting rights.  Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services.  The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interest of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated.  The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust’s shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur in one of more insurance company separate accounts, they might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

Redemption of Shares

Shares of any Portfolio may be redeemed on any business day.  Redemptions are effected at the NAV per share next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAVs per share of each Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.  Variable contract owners do no deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time.  In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for all Portfolios.

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, DE 19809, serves as the Transfer Agent and the dividend-paying agent to the Portfolios.

Independent Registered Public Accounting Firm

KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust’s independent registered public accounting firm.  KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

Legal Counsel

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectuses do no contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulation of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to, are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Financial Statements

Financial statements for the Portfolios for the fiscal year ended December 31, 2009 are included in the Portfolios’ annual shareholder report and are incorporated in by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-366-0066.

APPENDIX A

APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa – judged to be the best quality; they carry the smallest degree of investment risk.  Aa — judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.  A — possess many favorable investment attributes and are to be considered as “upper medium grade obligations.”  Baa — considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba — judged to have speculative elements; their future cannot be considered as well assured.  B — generally lack characteristics of the desirable investment.  Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA — highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA — also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A — regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB — regarded as having an adequate capacity to pay interest and repay principal, whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories — this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C — predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation:  BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s investment-grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1:  This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment-grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1:  Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short- term promissory obligations.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

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DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA:  Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:  Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:  Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC:  Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI:  The “CI” rating is reserved for income bonds on which no interest is being paid.

D:  Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1:  Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

And S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1:  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2:  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may

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be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

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2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

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taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees

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when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

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Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax

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existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

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Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

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Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

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•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

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Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

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Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

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Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

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OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

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Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

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Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

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Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of

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such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

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•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance

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shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

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Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

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Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised

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by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

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or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

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Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s

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standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

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Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

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•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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APPENDIX C:  FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES AND PROCEDURES

FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.              The issuer is a client(1) of Investment Manager or its affiliates;

(1)  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2.              The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.              The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);(2)

4.              The issuer is a significant executing broker dealer;(3)

5.              An Access Person(4) of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.              A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member(5) of such director or trustee, also serves as an officer or director of the issuer; or

7.              The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the

(2)  The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

(3)  The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

(4)  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

(5)  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:  A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:  Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.              The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.              All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.              The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.              In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.              The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.              After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.              The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.              The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.              The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.        If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.        The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.        The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.        The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.        The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.        The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.        At least annually, the Proxy Group will verify that:

•                 Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•                 Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•                 Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•                 Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

(800) 366-0066

STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2010

ING American Funds Asset Allocation Portfolio

Ticker: IALLX

ING American Funds Bond Portfolio

Ticker: IABPX

ING American Funds Growth Portfolio

Ticker: IAFSX

ING American Funds Growth-Income Portfolio

Ticker: IAFGX

ING American Funds International Portfolio

Ticker: IFSTX

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Feeder Portfolio” and collectively, the “Feeder Portfolios”), of ING Investors Trust (“Trust”).  A prospectus for the Feeder Portfolios dated April 30, 2010, (“Prospectus”), that provide the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectus dated April 30, 2010 which has been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectus and any supplements thereto. The Feeder Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Feeder Portfolios’ Prospectus and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  Capitalized terms used in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI..

Shares of the Feeder Portfolios are sold to insurance company separate asset accounts (“Separate Accounts”) so that the Feeder Portfolios’ may serve as investment options under variable life insurance policies (“Variable Contracts”). The Feeder Portfolios may also sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Feeder Portfolios as well as to the general accounts of any insurance company whose separate accounts hold shares of the Feeder Portfolios. For information on allocating premiums and cash values under the Terms of the Variable Contracts, see the prospectus for your Variable Contract.

HISTORY OF THE TRUST	3
MASTER/FEEDER STRUCTURE	3
SUPPLEMENT DESCRIPTION OF FEEDER PORTFOLIOS’ INVESTMENTS AND RISKS	5
INVESTMENT RESTRICTIONS	15
MASTER FUND PORTFOLIO TURNOVER	20
DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES	20
MANAGEMENT OF THE TRUST	22
BOARD	28
ADVISER	35
ADVISORY FEE	36
ADMINISTRATOR	39
DISTRIBUTION OF TRUST SHARES	40
CODE OF ETHICS	43
PROXY VOTING PROCEDURES	43
FEEDER PORTFOLIO TRANSACTIONS	44
NET ASSET VALUE OF THE FEEDER PORTFOLIOS	47
NET ASSET VALUE OF THE MASTER FUNDS	48
PERFORMANCE INFORMATION	48
TAXES	50
OTHER INFORMATION	53
CUSTODIAN	54
TRANSFER AGENT	54
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55
LEGAL COUNSEL	55
REGISTRATION STATEMENT	55
REPORTS TO SHAREHOLDERS	55
FINANCIAL STATEMENTS	55
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Feeder Portfolios’ Prospectus, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios’ securities and some investment techniques.  Some of the Feeder Portfolios’ investment techniques are described only in the Prospectus and are not repeated herein.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company.

The Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies, and restrictions.  The Trust currently has [      ] portfolios. However, not all portfolios offered are contained in this SAI. This SAI pertains only to the following five (5) Feeder Portfolios:  ING American Funds Asset Allocation Portfolio, ING American Funds Bond Portfolio, ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio and ING American Funds International Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

MASTER/FEEDER STRUCTURE

Each Feeder Portfolio invests all of its assets in a series of American Funds Insurance Series® (the “Master Series”) (each a “Master Fund” and collectively, the “Master Funds”) in a master/feeder structure.  The Feeder Portfolios do not buy investment securities directly.  Instead, each Feeder Portfolio invests in a Master Fund which in turn purchases investment securities.  Each Feeder Portfolio’s Master Fund is listed below:

Feeder Portfolio	Master Fund
ING American Funds Asset Allocation Portfolio	Asset Allocation Fund (Class 1 shares) (“Asset Allocation Fund”)

ING American Funds Bond Portfolio	Bond Fund (Class 1 shares) (“Bond Fund”)

ING American Funds Growth Portfolio	Growth Fund (Class 2 shares) (“Growth Fund”)

ING American Funds Growth-Income Portfolio	Growth-Income Fund (Class 2 shares) (“Growth-Income Fund”)

ING American Funds International Portfolio	International Fund (Class 2 shares) (“International Fund”)

The investment adviser for the Master Funds is Capital Research and Management Company (“CRMC”), an investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.  In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“Interestholders”).  The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund.  For example, fixed expenses that

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otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund.  However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained.  In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.  For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

In addition, as described below, under the terms of an investment management agreement (“Advisory Agreement”) and an administration agreement (“Administration Agreement”), if a Feeder Portfolio divests itself of its interests in a Master Fund and the Board asks ING Investments, LLC (“ING Investments”) as the Feeder Portfolios’ investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ING Investments, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee of 0.10 % of average net assets to ING Funds Services, LLC.  The advisory fees paid to ING Investments, however, may be higher than the fees payable by the Master Fund (and indirectly by the Feeder Portfolios) to CRMC because the asset level of the Feeder Portfolio after divesting from the Master Fund may be lower thereby preventing the Feeder Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement.  If the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio does not pay an administration fee.  Therefore, a Feeder Portfolio’s expenses may be higher if the Trust were to withdraw a Portfolio’s assets from a Master Fund.

Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio’s assets from the Master Fund.  The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund and a Feeder Portfolio if such action is required by law, or if the Trust’s Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority.  Any such withdrawal could result in a Feeder Portfolio incurring additional coasts or expenses.  If the Trust were to withdraw a Feeder Portfolio’s assets, the Trust’s Board would then consider whether to invest the Feeder Portfolio’s assets in another pooled investment entity, ask ING Investments to manage either directly or with a sub-adviser under the Advisory Agreement between the Trust and ING Investments, or take other appropriate action.

Investment of each Feeder Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

The board of directors/trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

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SUPPLEMENT DESCRIPTION OF FEEDER PORTFOLIOS’ INVESTMENTS AND RISKS

Diversification

Each Feeder Portfolio is a “diversified company” within the meaning of that term under the Investment Company Act of 1940, as amended (“1940 Act”).  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer, and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by the Board which has the responsibility for the overall management of the Trust.

Investment Strategies and Risks

Master Funds - The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

Feeder Portfolios - The following supplements the discussion in the Feeder Portfolios’ Prospectus and in the Master Funds’ prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund.  Because a Feeder Portfolio invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund.  Each Master Fund invests directly in individual securities of other issuers.  These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios. The SAI for the Master Funds is delivered together with this SAI.

Investments, Strategies and Risks

Equity Investments

Common Stock and Other Equity securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives a Master Fund the right to vote on measures affecting the company’s organization and operations.

Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Master Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest

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or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “un-sponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an un-sponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of un-sponsored depositary receipts generally bear all the costs of the un-sponsored facility.  The depository of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying un-sponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Other Investment Companies

All Feeder Portfolios may invest in shares issued by other investment companies.  Each Feeder Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio.  As a shareholder in any investment company, a Feeder Portfolio will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company. For so long as shares of the Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to

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shareholders if they comply with several requirements of the Code.  A Master Fund or a Feeder Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

Risks of investing in the real estate industry include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters;

•                  limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Small Companies

Small companies, some of which may be unseasoned, may have limited product lines, markets, or financial resources, and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities and a Feeder Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability to dispose of such securities may be greatly limited and a Feeder Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

Unseasoned Companies

Unseasoned companies are companies (including predecessors) that have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

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Fixed Income Investments

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt, and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Feeder Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Master Fund or Feeder Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-backed or asset-backed securities, a Feeder Portfolio or Master Fund takes the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by a Feeder Portfolio or Master Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments

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may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Certain asset-backed instruments such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others are designed to allocate risk from pools of assets.  Some of these instruments may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which instruments have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Floating or Variable Rate Securities

Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.  Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

High-Yield Bonds

“High-Yield Bonds”, commonly referred to as “junk bonds” are bonds rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Ratings Services (“S&P”) or, if not rated by Moody’s or S&P, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Feeder Portfolio.  Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with the investments in higher rated debt securities. High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities and the ability of a Feeder Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Feeder Portfolio were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as

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zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a high-yield bond is sold and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of a Feeder Portfolio’s or Master Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, a Master Fund or Feeder Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call

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dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans net of any fees paid to the issuer or guarantor of such securities.   Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure net of fees or costs that may be incurred.  Mortgage-backed securities issued by Government National Mortgage Association (“GNMA”) are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

Early repayments of principal on the underlying mortgages may expose a Master Fund and a Feeder Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency — these instruments may not be liquid.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks, and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency.   In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds.  These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, the lengths of their maturities, and the dates of their issuances.  In addition, U.S. government securities include securities issued

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by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States.  Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although, under certain conditions, certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Feeder Portfolio will invest in securities of such agencies or instrumentalities only when ING Investments is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Zero-Coupon Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such case. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest.  A Feeder Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Feeder Portfolio securities to satisfy a Feeder Portfolio’s distribution obligations.

Foreign Investments

Equity securities of foreign issuers include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that changes in foreign currency exchange rates may affect the value of securities and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in

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those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  A Feeder Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, Latin America, and Asia, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur after investments in these currencies.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Feeder Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Feeder Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

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Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Feeder Portfolio’s or a Master Fund’s NAV. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of a Feeder Portfolio’s or Master Fund’s shares. In the event a Feeder Portfolio or Master Fund borrows, the Feeder Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Feeder Portfolio’s or Master Fund’s borrowing limitations to the extent that the Feeder Portfolio or Master Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Feeder Fund’s or Master Fund’s obligations under the when-issued or delayed delivery arrangement.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when an investment adviser might wish to sell and these securities could have the effect of decreasing the overall level of a Master Fund’s or a Feeder Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Feeder Portfolio or a Master Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Feeder Portfolio is able to dispose of them during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

Repurchase Agreements

In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return effective for the period of time of investment in the security.  This results in a fixed-rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Feeder Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Feeder Portfolio also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Restricted securities are securities that are not registered under the Securities Act of 1933 (“1933 Act”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A Securities”).  A Feeder Portfolio’s or Master Fund’s board of directors/trustees, based upon information and recommendations provided by the investment adviser, confirms that a sepcific Rule 144A Security is liquid and thus not subject to the limitations on investing in illiquid securities.  This investment practice could have the effect of decreasing the level of liquidity in a Feeder Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in

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the investment portfolio.  Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986 (“Code”), the Feeder Portfolios or Master Funds may also invest in Restricted Securities that may not be sold under Rule 144A Securities, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices.  Some Rule 144A Securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constraints.  Other Rule 144A Securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to qualified institutional buyers (“QIBs”).  Nonetheless, a small market exists for trading Rule 144A Securities. The Feeder Portfolio may not be able to sell these securities when ING Investments wishes to do so or might have to sell them at less than fair value.  In addition, market quotations are less readily available.  Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Temporary Defensive Investments

For temporary and defensive purposes, each Feeder Portfolio or Master Fund may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment-grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper, and floating rate notes), preferred stock, and repurchase agreements.  Each Feeder Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment.  A Feeder Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Warrants

Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause a Feeder Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Feeder Portfolio will lose its entire investment in such warrant.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions of the Feeder Portfolios

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio’s outstanding voting securities, as that term

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is defined in the 1940 Act as the lesser of: (i) 67% or more of that Feeder Portfolio’s voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of that Feeder Portfolio’s outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios not specifically identified in this SAI or the Prospectus as fundamental may be changed without shareholder approval.

As a matter of fundamental policy, each of ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio may not:

1.               issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to: (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio’s investment program including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.               borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.               act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.               purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

5.               purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.               make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, a Feeder Portfolio may, among other things:  (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.               deviate from being a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.               “concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that,

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without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio’s investments in: (i) securities of other investment companies, (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, or (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

As a matter of fundamental policy, each of ING American Funds Asset Allocation Portfolio and ING American Funds Bond Portfolio may not:

1.               purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Feeder Portfolio;

2.               purchase securities of any issuer if, as a result, with respect to 75% of the Feeder Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Feeder Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Feeder Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.               borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Feeder Portfolio;

4.               make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Feeder Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Feeder Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               purchase or sell real estate, except that the Feeder Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Feeder Portfolio; or

8.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Feeder Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This

17

limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Feeder Portfolios’ investments will not constitute a violation of such limitation, except that any borrowing by the Feeder Portfolios that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  In addition, of the Feeder Portfolios’ holdings of illiquid securities exceed 15% because of changes in the value of the Feeder Portfolios’ investments, the Feeder Portfolios will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolios.  Otherwise, the Feeder Portfolios may continue to hold a security even though it causes the Portfolios to exceed a percentage limitation because of fluctuation in the value of the Portfolios’ assets.

With respect to each Feeder Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolio with the ability to operate under new rules or amendments under the 1940 Act or under orders by the SEC applicable to the Portfolio without receiving prior shareholder approval of the change.

Non-Fundamental Investment Policies of the Feeder Portfolios

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

1.                                       Notwithstanding any other investment policy of a Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.

2.                                       Each Feeder Portfolio has adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

Investment Restrictions of the Master Funds

The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval of a majority of each Master Fund’s outstanding shares.  Such majority is defined in the 1940 Act as the vote of the lesser of: (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities.  All percentage limitations are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated.  However, except for the fundamental investment restrictions listed below, the investment policies of the Master Funds described in the SAI are non-fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a Master Fund.

If a change in a Master Fund’s investment restrictions is submitted to the holders of the Trust’s outstanding

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voting securities, the matter will be deemed to be acted upon with respect to a Feeder Portfolio if a majority of the outstanding voting securities of the Feeder Portfolio vote for approval of the matter, notwithstanding: (i) that the matter has not been approved by the holder’s of a majority of the outstanding voting securities of any other Feeder Portfolio affected by the matter; and (ii) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

The following are the Master Funds’ fundamental investment restrictions.  The Master Funds may not:

1.                                       except as permitted by (i) the 1940 Act and the rules and regulations thereunder or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry;;

2.                                       purchase or sell real estate or commodities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other success or law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;

3.                                       invest in companies for the purpose of exercising control or management;

4.                                       make loans except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other success or law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;

5.                                       borrow money, except as permitted by (i) the 1940 Act and the rules and regulations thereunder or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction; or

6.                                       underwrite the securities of other issuers except as permitted by ) the 1940 Act and the rules and regulations thereunder, or other success or law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;.

Non-Fundamental Policies of the Master Funds

The following are the Master Funds’ non-fundamental investment policies:

1.                                       Each Master Fund may not invest more than 15% of its net assets in illiquid securities; and

2.                                       The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

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MASTER FUND PORTFOLIO TURNOVER

The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Feeder Portfolios.

Disclosure of the Feeder Portfolios’ Portfolio Securities

Each Feeder Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with each Feeder Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Feeder Portfolio posts its complete portfolio holdings schedule on ING Groep’s website on a month-end basis, and it is available 10 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the previous calendar month (e,g., each Feeder Portfolio will post its month-end June 30 holdings on July 31).  A Feeder Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Feeder Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly and is made available on ING Groep’s website on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute each Feeder Portfolio’s shares, and most third parties may receive a Feeder Portfolio’s annual or semi-annual shareholder reports, or view them on ING Groep’s website, along with the Feeder Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of Variable Contracts and Qualified Plans.

Other than in regulatory filings or on ING Groep’s website, a Feeder Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Feeder Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Feeder Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, the Feeder Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                  to the Feeder Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

•                  to financial printers for the purpose of preparing the Feeder Portfolios’ regulatory filings on an as-needed basis;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Feeder Portfolios;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, and such agencies may receive more raw data from the Feeder Portfolios than is posted on the Feeder Portfolios’ website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Feeder Portfolios;

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•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolios; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Feeder Portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Feeder Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Feeder Portfolios’ portfolio securities is in the best interests of the Feeder Portfolios’ shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios’ shareholders on the one hand, and those of the the Adviser, principal underwriter or any affiliated person of the Feeder Portfolios, its investment adviser, or its principal underwriter on the other.  Such Policies authorize the Feeder Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Feeder Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the the Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Feeder Portfolios’ administrator to authorize the release of the Feeder Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Feeder Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders.  The Feeder Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Feeder Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Feeder Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

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MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Feeder Portfolio of the Trust and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio’s performance.

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Set forth in the table below is information about each Trustee.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees

Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007 – Present	Consultant, Glantuam Partners, LLC (January 2009 – Present); President, National Charity League/Canaan Parish Board (June 2008 – Present); and Consultant (January 2005 – P resent).	[ ]	None.

John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 – Present

President, Bechtel Arts Foundation (January 2008 – Present).  Formerly, Consultant (July 2007 – February 2008);  President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum(5) (September 1989 – March 2006).

				[ ]	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 –Present	Consultant and President of Ravengate Partners LLC (January 2000 – Present).	[ ]	Wisconsin Energy Corporation (June 2006 – Present).

Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Trustee	November 2007 – Present	Retired. Formerly, Partner, Pricewaterhouse Coopers LLP.	[ ]	First Marblehead Corporation,(September 2003- Present).

J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 –Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	[ ]	Bankers Trust Company, N.A. (June 1992 – Present) and Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	[ ]	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Re Holdings Corporation (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	[ ]	Stillwater Mining Company (May 2002 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Roger B. Vincent (7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	[ ]	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

Trustees who are “Interested Persons”

Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 62	Trustee	November 2007 - Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (July 2001 – December 2007).	[ ]	ING Canada Inc. (December 2004 – Present) and ING Bank fsb (June 2001 – Present).

Shaun P. Mathews(2)(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC(11) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006).	[ ]

ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(9), ING Funds Services, LLC(10), ING Investments, LLC(11) and ING Pilgrim Funding, Inc. (December 2005 – Present).

(1)          Trustees serve until their successors are duly elected and qualified.  The tenure of each Trustee is subject to the Board’s retirement policy which states that each Independent Trustee shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age 72.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)          For purposes of this table (except for Mr. Mathews), “Funds Complex” means the following investment companies:  ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund, ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust. For Mr. Mathews, the Fund Complex also includes the following investment companies: ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING VP Balanced Portfolio, Inc.; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)          The number of Funds in the ING Funds Complex is as of March 31, 2010 was [      ].

(4)          Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008.  BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios.  For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Portfolios for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)          Mr. Boyer held a seat on the board of trustees of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep N.V.  makes non-material, charitable contributions to The Mark Twain House & Museum.

(6)          Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc., subsidiaries of Legg Mason, Inc. act as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities.

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(7)          Mr. Vincent may have been deemed to be an “Interested Person” of the Trust, as defined in the 1940 Act, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)          Messrs. Crispin and Mathews are deemed  “Interested Persons” of the Trust, as defined in the 1940 Act, because of their relationships with the Adviser and the Distributor.

(9)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)    ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(11)    ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

Information about the Trust’s Officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2003 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).

Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present).  Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice President and Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (March 2006 – July 2008) and ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005)

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).

Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present) Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 36	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present).  Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006) .

Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Assistant Vice President	May 2008 - Present

Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008); and Tax Senior, ING Funds Services, LLC(3) (January 2004 – March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)          The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)          Directed Services LLC is the successor in interest to Directed Services, Inc.

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BOARD

The Board governs each Feeder Portfolio and is responsible for protecting the interests of shareholders.   The Trustees are experienced executives who oversee the Feeder Portfolios’ activities, review contractual arrangements with companies that provide services to each Feeder Portfolio and review each Feeder Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings seven (7) times a year.  The Audit Committee, the Nominating and Governance Committee, and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee.  The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

The Executive Committee held              (    ) meetings during the fiscal year ended December 31, 2009.

Audit Committee  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee.  Messrs. Earley and Drotch have been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held              (      ) meetings during the fiscal year ended December 31, 2009.

Compliance Committee  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Funds.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

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The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee: Ms. Baldwin and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as the Chairperson of the Compliance Committee.

The Compliance Committee held              (      ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (iv) considering and recommending the creation of additional Committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking an annual study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Board Members;  (vii) overseeing the Board’s annual self-evaluation process; and (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the Feeder Portfolios’ Secretary at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Feeder Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Chadwick and Baldwin and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as the Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held            (      ) meetings during the fiscal year ended December 31, 2009.

Investment Review Committee  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Feeder Portfolios and make recommendations to the Board with respect to the Feeder Portfolios.

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The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Trust as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Mses. Chadwick and Pressler and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick currently serves as the Chairperson of the Investment Review Committee for Domestic Equity Fund.

The Investment Review Committee for the Domestic Equity Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person,” of the Trust as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed-Income Funds: Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent. Mr. Boyer currently serves as the Chairperson of the Investment Review Committee for  the International/Balanced/Fixed-Income Fund.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios.  The responsibilities of the Contracts Committee include, among other things:  (i) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (vi) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject, or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler currently serves as the Chairperson of the Contracts Committee.

The Contracts Committee held             (    ) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of an ING fund’s shares includes ownership of a Variable Contract whose proceeds are invested in an ING Fund.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.

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Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Feeder Portfolio Equity Ownership Positions

The following table shows the dollar range of equity securities of the Feeder Portfolios owned by each Trustee and the aggregate holdings of shares of equity securities of all portfolios of the ING Funds for the calendar year ended December 31, 2009:

	Dollar Range of Equity Securities in Each Feeder Portfolio as of December 31, 2009					Aggregate Dollar Range of Equity Securities in All
Name of Trustee	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Trustees who are “Interested Persons”
Robert W. Crispin
Shaun P. Mathews

(1)           Held in a deferred compensation account and/or a 401(k) account.

(2)                                  As of January 9, 2009, Ms. Chadwick had over $[100,000] in the equity securities of the ING Funds.

Independent Trustee Ownership of Securities

The following table shows each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the ING Investments or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A

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Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A
Trustees who are “Interested Persons”
Robert W. Crispin	N/A	N/A	N/A	$0	N/A
Shaun P. Mathews	N/A	N/A	N/A	$0	N/A

Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule, adopted by the Board.  The current fee schedule consists only of an annual retainer, compensation for committee chairs, and additional compensation for attendance at regularly scheduled meetings.  The Board may, from time to time, designate other meetings as subject to compensation.

Effective January 1, 2010, each Feeder Portfolio pays each Trustee who is not an interested person of the Feeder Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) 15(c) Contract Review meetings, and any other meetings as designated by the Board): and (v) out-of-pocket expenses. The pro rata share paid by each Feeder Portfolio is based on the Feeder Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to January 1, 2010, each Feeder Portfolio pays each Trustee, who was not an interested person of the Trust, a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick, and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

The following table shows information provided by the Adviser regarding compensation paid to the Trustees by each Feeder Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Feeder Portfolio or any other funds managed by the  Adviser or its affiliates.

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	Aggregate Compensation From					Pension or Retirement Benefits		Total Compensation from Registrant
Name of Trustee	ING American Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds Int’l Portfolio	Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	and Fund Complex Paid to Trustees (1) (2)
Colleen D. Baldwin(3)
John V. Boyer
Patricia W. Chadwick(3)
Robert W. Crispin(4)
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny(3)
Shaun P. Mathews (4)
Sheryl K. Pressler(3)
Roger B. Vincent(3)

(1)           Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2)           Represents compensation for        funds (total in ING Family of Funds as of December 31, 2009).

(3)                                  During fiscal year ended December 31, 2009, Colleen Baldwin, Patricia Chadwick, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $[    ], $[    ], $[    ], $[    ] and $[    ]  of their compensation, respectively from the Fund Complex.

(4)                                  “Interested Person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of  the Adviser and the Distributor

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Retirement Benefit

Each Feeder Portfolio has adopted a retirement policy under which any Trustee who, as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Trustee: (i) retires in accordance with the retirement policy; (ii) dies; or (iii) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

Control Persons and Principal Shareholders

Shares of the Feeder Portfolios may be offered to insurance company Separate Accounts which are used to fund Variable Contracts, to Qualified Plans outside the Separate Accounts context, to investment advisers and their affiliates, and to other investment companies.

As of April     , 2010, the Trustees and officers of the Trust owned less than       % of the outstanding shares of each Feeder Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of a Feeder Portfolio, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also controlled beneficially.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding a Feeder Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company may be deemed a control person of the Feeder Portfolios in that certain of their separate accounts hold more than 25% of the shares of these series.

As of April     , 2010, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Address	Percentage of Portfolio

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ADVISER

ING Investments serves as the adviser to the Feeder Portfolios pursuant to an advisory agreement between ING Investments and the Trust (“Advisory Agreement”). ING Investments, a             limited liability corporation is an indirect, wholly-owned subsidiary of ING Groep. ING Investments is registered with the SEC as an investment adviser. ING Investment’s principal address is

On February 26, 2001, the name of the ING Investments changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC.  On March 1, 2002, the name of the investment adviser was changed from ING Pilgrim Investments, LLC, to ING Investments, LLC.

The Trust currently offers the shares of its operating Feeder Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa (“Equitable of Iowa”), United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA.  Golden American was a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa.  The Trust may in the future offer shares of the Feeder Portfolios to separate accounts of other affiliated insurance companies.

The Advisory Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for each Feeder Portfolio.

The Advisory Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Feeder Portfolios and to furnish advice and recommendations with respect to investment of each Feeder Portfolio’s assets and the purchase or sale of its portfolio securities.  The Adviser also provides investment research and analysis.  The Advisory Agreement provides that the Adviser is not subject to liability to the Feeder Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  The Adviser remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio’s assets and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio’s investment objectives, policies, and

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restrictions.

After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Feeder Portfolio’s outstanding shares voting as a single class; provided that in either event, the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

In considering the agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. The Advisory Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Adviser. The Advisory Agreement will automatically and immediately terminate in the event of its “assignment” (as defined in the 1940 Act and the rules and regulations thereunder).

Approval of the Advisory Agreement

For information regarding the basis of the Board’s approval of the investment advisory relationship, please refer to the annual shareholder report dated December 31, 2009.

ADVISORY FEE

Under the terms of the Advisory Agreement, during periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays the Adviser a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio’s average daily net assets during the month, as set out below.

Feeder Portfolio	Annual Advisory Fee
ING American Funds Asset Allocation Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:

0.5000% of the first $600 million of the Portfolio’s average daily net assets;

0.4200% on next $600 million of the Portfolio’s average daily net assets;

0.3600% on next $800 million of the Portfolio’s average daily net assets;

0.3200% on next $1 billion of the Portfolio’s average daily net assets;

0.2800% on next $2 billion of the Portfolio’s average daily net assets;

0.2600% on next $3 billion of the Portfolio’s average daily net assets; and

0.2500% of the Portfolio’s average daily net  assets in excess of $8 billion.

0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Bond Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:

0.48% of the first $600 million of net assets of the Portfolio’s average daily net assets;

0.44% of the next $400 million of net assets of the Portfolio’s average daily net assets;

0.40% of the next $1 billion of net assets of the Portfolio’s average daily net assets;

0.38% of the next $1 billion of net assets of the Portfolio’s average daily net assets; and

0.36%  of the Portfolio’s average daily net assets in excess of $3 billion.

0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Growth Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:

0.50% of the first $600 million of net assets of the Portfolio’s average daily net assets;

0.45% on of the Portfolio’s average daily net assets in excess of $600 million but not exceeding $1.0 billion;

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Feeder Portfolio	Annual Advisory Fee

0.42% of the Portfolio’s average daily net assets in excess of $1.0 billion but not exceeding $2.0 billion;

0.37% of the Portfolio’s average daily net assets in excess of $2.0 billion but not exceeding $3.0 billion;

0.35% of the Portfolio’s average daily net assets in excess of $3.0 billion but not exceeding $5.0 billion;

0.33% of the Portfolio’s average daily net assets in excess of  $5.0 billion but not exceeding $8.0 billion;

0.315% of the Portfolio’s average daily net assets in excess of $8.0 billion but not exceeding $13.0 billion; and

0.30% of the Portfolio’s average daily net assets in excess of  $13.0 billion.

0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Growth-Income Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:

0.50% of the first $600 million of the Portfolio’s average daily net assets;

0.45% of the Portfolio’s average daily net assets in excess of $600 million but not exceeding $1.5 billion;

0.40% of the Portfolio’s average daily net assets in excess of  $1.5 billion but not exceeding $2.5 billion;

0.32% of the Portfolio’s average daily net assets in excess of $2.5 billion but  not exceeding $4.0 billion;

0.285% of the Portfolio’s average daily net assets in excess of  $4.0 billion but not exceeding $6.5 billion;

0.256% of the Portfolio’s average daily net assets in excess of  $6.5 billion but not exceeding $10.5 billion;  and

0.242% of the Portfolio’s average daily net assets in excess of $10.5 billion.

0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds International Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:

0.69% of the first $500 million of the Portfolio’s average daily net assets;

0.59% of the Portfolio’s average daily net assets in excess of  $500 million but not exceeding $1.0 billion;

0.53% of the Portfolio’s average daily net assets in excess of $1.0 billion but not exceeding $1.5 billion;

0.50% of the Portfolio’s average daily net assets in excess of $1.5 billion but not exceeding $2.5 billion;

0.48% of the Portfolio’s average daily net assets in excess of  $2.5 billion but not exceeding $4.0 billion;

0.47% of the Portfolio’s average daily net assets in excess of  $4.0 billion but not exceeding $6.5 billion;

0.46% of the Portfolio’s average daily net assets in excess of $6.5 billion but not exceeding $10.5 billion; and

0.45% of the Portfolio’s average daily net assets in excess of $10.5 billion.

0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

For the fiscal years ended December 31, 2009, 2008, and 2007, the Adviser did not receive any investment advisory fees.

Investment Adviser to the Master Funds

The investment adviser to the Master Funds, CRMC, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071 and at 6455 Irvine Center

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Drive, Irvine, CA 92618. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries.

Investment Advisory and Service Agreement - The Investment Advisory and Service Agreement (“Agreement”) between the American Funds Insurance Series (“Master Series”)Master Series and CRMC, which governs the relationship between the Master Funds and CRMC. will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Series; and (ii) the vote of a majority of trustees of the Master Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Master Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate it, without penalty; upon 60 days’ written notice to the other party and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee, which is accrued daily from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

Master Fund	Annual Investment Advisory Fee
Asset Allocation Fund

0.5000% of the first $600 million;

0.4200% on next $600 million;

0.3600% on next $800 million;

0.3200% on next $1 billion;

0.2800% on next $2 billion;

0.2600% on next $3 billion; and

0.2500% on net assets in excess of $8 billion.

Bond Fund

0.48% on the first $600 million of net assets;

plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion;

plus 0.40 % on net assets greater than $1.0 billion but not exceeding $2.0 billion;

plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion;

plus 0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion; and

plus 0.34% on net assets in excess of $5.0 billion.

Growth Fund

0.50% on the first $600 million of net assets;

plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;

plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;

plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;

plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;

plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;

plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;

plus 0.30% on net assets in excess of $13.0 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27 billion but not exceeding $34 billion; and

plus 0.280% on net assets in excess of $34 billion.

Growth-Income Fund

0.50% on the first $600 million of net assets;

plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;

plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

plus 0.32% on net assets greater than $2.5 billion but  not exceeding $4.0 billion;

plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion; plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion;

plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion;

plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion;

plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion; and

plus 0.222% on net assets in excess of $27.0 billion.

International Fund	0.69% of the first $500 million of net assets;

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Master Fund	Annual Investment Advisory Fee

plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;

plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;

plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;

plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;

plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;

plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion; and

plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion;

plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion;

plus 0.43% on net assets in excess of $21.0 billion.

The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the periods ended December 31, 2009, 2008 and 2007.

Feeder Portfolio

	2009	2008	2007
ING American Funds Asset Allocation Portfolio		$26,361,000	N/A
ING American Funds Bond Portfolio		$21,584,000	N/A
ING American Funds Growth Portfolio		$83,525,000	$93,790,000
ING American Funds Growth-Income Portfolio		$65,897,000	$75,627,000
ING American Funds International Portfolio		$46,787,000	$50,363,000

(1)	Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different. Amounts shown are rounded to thousands.

For more information regarding the sub-adviser of the Master Funds and for information regarding the Master Funds’ sub-adviser’s compensation, other accounts managed by the Master Funds’ sub-adviser and the Master Funds’ sub-adviser’s ownership of securities in the Feeder Portfolios, see the Master Funds’ statement of additional information which is delivered together with this SAI.

Administrator

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for the Feeder Portfolios pursuant to an administrative services agreement (“Administrative Services Agreement”) with the Trust.    Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Feeder Portfolios, except for those services performed by the Adviser under the Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Feeder Portfolios from time to time.  The Administrator acts as a liaison among these service providers to the Feeder Portfolios.  The Administrator also furnishes the Feeder Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Feeder Portfolios.  These services include preparation of annual and other reports to shareholders and to the SEC.  The Administrator also handles the filing of federal, state and local income tax returns not being furnished by other service providers.  The Administrator is also responsible for monitoring the Feeder Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Feeder Portfolios.

According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.

The Administrative Services Agreement may be cancelled by the Trust on behalf of a Feeder Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the

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Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

During periods when the Feeder Portfolios are divested from the Master Funds and invest directly in investment securities, each Feeder Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. When the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio will not pay the Administrator any fees.  Each Feeder Portfolio anticipates investing substantially all of its assets in other investment companies.

The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the  Adviser. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For the fiscal years ended December 31, 2009, 2008, and 2007, the Administrator did not receive any fees pursuant to the Administrative Services Agreement.

DISTRIBUTION OF TRUST SHARES

The Distributor serves as the  Feeder Portfolios principal underwriter and distributor pursuant to a distribution agreement between the Trust, on behalf of each Feeder Portfolio, and the Distributor (“Distribution Agreement”).  The Distributor is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Feeder Portfolios.  Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor’s duties under the agreement or by reason of the Distributor’s reckless disregard of its obligations and duties under the agreement.  The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”).

The Distribution Agreement will remain in effect from year to year with respect to each Feeder Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio.  The Distribution Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Distributor.  The Distribution Agreement terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder.  The Distributor, like the Adviser, is an indirect, wholly-owned subsidiary of ING Groep.

Distribution Plans of the Feeder Portfolios

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of each Feeder Portfolio (“Distribution Plan”).  The Distribution Plan provides that the Feeder Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to the Distributor at annual rates not to exceed 0.50% of the average daily net assets of each of ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio; 0.35% of the average daily net assets of ING American Funds Bond Portfolio; and 0.45% of the average daily net assets of ING American Funds Asset Allocation Portfolio for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The Distribution Plan was approved by all of the Trustees, including all of the Trustees who are not

40

“interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).  The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% each of ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio; 0.35% of the average daily net assets of ING American Funds Bond Portfolio; and 0.45% of the average daily net assets of ING American Funds Asset Allocation Portfolio attributable to an insurance company’s Variable Contract owners during that quarterly period.  Expenses payable pursuant to the Distribution Plan include, but are not limited to, the following costs: (i) printing and mailing prospectuses and reports to prospective Variable Contract owners; (ii) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (iii) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios’ shares; (iv) obtaining information and providing explanations to Variable Contract owners regarding the Feeder Portfolios’ investment objectives and policies and other information about the Feeder Portfolios; (v) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (vi) training sales personnel regarding the Feeder Portfolios; (vii) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the Feeder Portfolios’ accounts; and (viii) financing any other activity that the Trust’s Board determines is primarily intended to result in the sale of the Feeder Portfolios’ shares.  The Distributor provides the Trustees, for their review on a quarterly basis, a written report of the amounts expended under the Distribution Plan.  The Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Distribution Plan, cast in-person at a meeting called for that purpose.  The Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios.  The Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios.  Once terminated, no further payments shall be made under the Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Distribution Plan was adopted because of its anticipated benefit to the Feeder Portfolios.  These anticipated benefits include increased promotion and distribution of the Feeder Portfolios’ shares, an enhancement in the Feeder Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

Payments made as of the fiscal year ended December 31, 2009 under the Distribution Plan, are as follows:

Feeder Portfolios	Distribution Fees (Rule 12b-1 Plan)

ING American Funds Asset Allocation Portfolio
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]

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Feeder Portfolios	Distribution Fees (Rule 12b-1 Plan)

ING American Funds Bond Portfolio
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]
ING American Funds Growth Portfolio
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]
ING American Funds Growth-Income Portfolio
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]
ING American Funds International Portfolio
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]

Distribution Plans of the Master Funds

The Master Series has adopted a Plan of Distribution (“Master Fund Plan”) for its Class 2 shares, pursuant to Rule 12b-1 Plan under the 1940 Act.  Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund’s average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made.  Shareholders of the Class 2 shares of a Master Fund, including a Feeder Portfolio, pay only their proportionate share of a Master Fund Plan’s expenses.

The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2009.

Feeder Portfolio	Distribution Fee(1) 2009

ING American Funds Asset Allocation Portfolio	$	[ ]
ING American Funds Bond Portfolio	$	[ ]
ING American Funds Growth Portfolio	$	[ ]
ING American Funds Growth-Income Portfolio	$	[ ]
ING American Funds International Portfolio	$	[ ]

(1)  Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.  Amounts shown are rounded to the nearest thousand.

For additional information regarding the Master Fund Plans, see the Master Funds’ statement of additional information which is delivered together with this SAI.

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Fund Participation Agreement

The Trust, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts.  The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a “Mixed and Shared Funding Order” from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance Separate Accounts of unaffiliated insurance companies.

Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate, and in the best interests of the Series and its shareholders, or in response to the order of an appropriate regulatory authority.  In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Feeder Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate, and in the best interests of the Series and its shareholders, or in response to the order of an appropriate regulatory authority.

Code of Ethics

The Feeder Portfolios, the Adviser, the Master Funds’ investment adviser, and the Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Feeder Portfolios and Master Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Feeder Portfolio and Master Funds or obtain information pertaining to such purchase or sale.  The Codes of Ethics is intended to prohibit fraud against the Feeder Portfolios that may arise from personal trading of securities that may be purchased or held by the Feeder Portfolios or the Feeder Portfolios’ shares.  The Codes of Ethics also prohibits short-term trading of each Feeder Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions.  However such persons are generally required to pre-clear all security transactions with the Feeder Portfolios’ Compliance Officer or his/her designee and to report all transactions on a regular basis.

Proxy Voting Procedures

When a Feeder Portfolio is a feeder in a master/feeder structure, it passes votes requested by the Master Fund to its shareholders.  This means that, if a Feeder Portfolio is solicited by the Master Fund, it will request instructions from its own shareholders, through the holders of Variable Contracts, as to the manner in which to vote its interest in the Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund’s proxy voting policies and procedures.  The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure.  The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios’ portfolio securities.  The procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities and provide

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a method for responding to potential conflicts of interest.  In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Feeder Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and record keeping, and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Feeder Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of the Adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information is available through the ING Funds’ website (www.INGFunds.com) regarding how to locate information in the SEC’s EDGAR database (www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th.  Information regarding how the Feeder Portfolios voted proxies, if any, regarding portfolio securities during the same period is also available by August 31st through the ING Funds’ website or the SEC’s EDGAR database.

FEEDER PORTFOLIO TRANSACTIONS

The brokerage commissions for each of the Feeder Portfolios are paid at each Feeder Portfolio’s Master Fund level.  For information regarding portfolio brokerage of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with this SAI.

The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure.

The Adviser for each Feeder Portfolio places orders for the purchase and sale of investment securities for the Fund, pursuant to authority granted in the relevant Investment Advisory Agreement.  Subject to policies and procedures approved by the Trust’s Board, the Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser may also place trades using an ECN or ATS.

How the Adviser Selects Broker-Dealers

The Adviser has a duty to seek to obtain best execution of each Feeder Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser may consider both the

44

characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of each Feeder Portfolio’s orders, the Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Feeder Portfolios. Under these programs, the participating broker-dealers will return to a Feeder Portfolio (in the form of a credit to the Feeder Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Feeder Portfolio.  Theses credits are used to pay certain expenses of the Feeder Portfolio. These commission recapture payments benefit the Feeder Portfolios, and not the Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Feeder Portfolio, the Adviser may consider the nature and quality of brokerage and research services provided to the Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser may cause a Feeder Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Feeder Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser makes a good faith determination that the broker’s commission paid by the Feeder Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s overall responsibilities to the Feeder Portfolio and its other investment advisory clients.  The practice of using a portion of a Feeder Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor — Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic  trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser is required to reasonably allocate the cost of the service, so that any

45

portion of the service that does not qualify for the safe harbor is paid for by the Adviser from its own funds, and not by portfolio commissions paid by a Feeder Portfolio.

Benefits to the Adviser - Research products and services provided to the Adviser by broker-dealers that effect securities transactions for a Feeder Portfolio may be used by the Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser in connection with that Feeder Portfolio or any of the Feeder Portfolios.  Some of these products and services are also available to the Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees payable to the Adviser for services provided to the Feeder Portfolio.  The Adviser’s  expenses would likely increase if the Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Feeder Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, the Adviser may not consider a broker’s promotional or sales efforts on behalf of any Feeder Portfolio when selecting a broker-dealer for a Feeder Portfolio’s portfolio transactions, and neither the Feeder Portfolios nor the Adviser may enter into an agreement under which a Feeder Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Feeder Portfolio shares.  The Feeder Portfolios have adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Feeder Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Feeder Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Feeder Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

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In purchasing and selling fixed-income securities, it is the policy of each Feeder Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Feeder Portfolios will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Adviser and investment personnel and reorganizations of Feeder Portfolios may result in the sale of a significant portion or even all of a Feeder Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Feeder Portfolio.  The Feeder Portfolio or the Adviser may engage a broker-dealer to provide transition management services in connection with a change in adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Feeder Portfolio may also be appropriate for other clients served by that Feeder Portfolio’s Adviser. If the purchase or sale of securities consistent with the investment policies of a Feeder Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Feeder Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Adviser and consistent with the Adviser’s written policies and procedures.  The Adviser may use different methods of allocating the results aggregated trades.  The Adviser’s relevant policies and procedures and the results of aggregated trades in which a Feeder Portfolio participated are subject to periodic review by the Board.  To the extent any of the Feeder Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Feeder Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Feeder Portfolio is concerned.  However, over time, a Feeder Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Feeder Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the conditions of Rule 17a-7 under the 1940 Act.

NET ASSET VALUE OF THE FEEDER PORTFOLIOS

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of each Feeder Portfolio’s shares will be determined each once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Feeder Portfolio shares will not be priced on these days.  On these days, securities held by a Master Fund may nevertheless be actively traded and the value of a Feeder Portfolio’s share could be indirectly affected.  The NAV per share of each class of each Feeder Portfolio is calculated by taking the value of the Feeder Portfolio’s assets attributable to that class, subtracting the Feeder Portfolio’s liabilities attributable to that class, and

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dividing by the number of shares of that class that are outstanding.  The NAVs of the Feeder Portfolios are determined based upon the NAVs of the Master Funds.  Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the Feeder Portfolios’.

NET ASSET VALUE OF THE MASTER FUNDS

Securities of each Master Fund are valued at their NAV.  For information regarding the determination of NAV of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with this SAI.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Feeder Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular thirty 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Feeder Portfolio), calculated pursuant to the following formula: P (1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.

The following are the Feeder Portfolios’ average annual total returns for the periods indicated for each year ended December 31:

	1 Year		5 Years		Since Inception of Feeder Portfolios		Inception Date of Feeder Portfolios
ING American Funds Asset Allocation Portfolio	[ ]	%	[ ]	%	[ ]	%	4/28/08
ING American Funds Bond Portfolio	[ ]	%	[ ]	%	[ ]	%	11/12/07
ING American Funds Growth Portfolio	[ ]	%	[ ]	%	[ ]	%	9/2/03
ING American Funds Growth-Income Portfolio	[ ]	%	[ ]	%	[ ]	%	9/2/03
ING American Funds International Portfolio	[ ]	%	[ ]	%	[ ]	%	9/2/03

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Each Feeder Portfolio may be categorized as to its market capitalization make-up (“large-cap,” mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds.  A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio’s characteristics.  Some of these statistical measures include, without limitation: median or average P/E ratios, duration, and beta.  Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the Feeder Portfolio’s returns tended to be 10% higher than the market return during periods in which market returns were positive.   The converse is also true:  a Beta of 0.90 indicates that the Feeder Portfolio’s returns tended to be 10% lower than the market return during periods in which market returns were negative.

Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Composite Stock Price (S&P 500®”) Index , the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Goldman Sachs Internet Index, the Barclays Capital Government Bond Index (formerly, Lehman Brothers® Government Bond Index), the Barclays Capital U.S. Government/Credit Bond Index (formerly, Lehman Brothers® U.S. Government/Credit Bond Index), the Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Bond Index®), the Barclays Capital Government/Credit Bond 1-3 Year Index (formerly, Lehman Brothers® Government/Credit Bond 1-3 Year Index), the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the Morgan Stanley Capital International Inc.’s (“MSCI”) Europe, Australasia, and Far East® (“EAFE®”) Index, the MSCI All Country World Index™, the MSCI Emerging Markets Index™, the MSCI World Index™, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including: (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a Feeder Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, ING Investments, or CRMC, including: (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other

49

investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of investment advisers.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which the Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account.  Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in the Feeder Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Feeder Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Feeder Portfolios, the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Feeder Portfolios may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Separate Account context and to ING Investments and its affiliates in connection with the creation or management of a Feeder Portfolio.  Shares will generally not be offered to other investors.

Each Feeder Portfolio intends to qualify annually to be taxed as a regulated investment company (“RIC”) under provisions of Subchapter M of the Code.  To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, net gains from certain foreign currency transactions) (“Distribution Requirement”), and must meet several additional requirements.  These requirements include the following: (i) the Feeder Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (ii) at the close of each quarter of the Feeder Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Feeder Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Feeder Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer of two or more issuers which the Feeder Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships.  If each Feeder Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

Each Feeder Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund.  Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.  These requirements, which are in addition to the diversification

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requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  For purposes of section 817(h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held.  All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a Variable Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control,” the contract owner would not derive the tax benefits normally associated with Variable Contracts.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Feeder Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments other than choosing among broad investment choices such as selecting a particular Feeder Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Feeder Portfolio.  All investment decisions concerning the Feeder Portfolios must be made by the portfolio manager for such Feeder Portfolio in his/her sole and absolute discretion and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Feeder Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Feeder Portfolio such that you would not derive the tax benefits normally associated with Variable Contracts.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.  You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a RIC, the Feeder Portfolio will be subject to federal, and possibly state and corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio’s available earnings and profits. Owners of Variable Contracts which have

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invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Feeder Portfolio or Master Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Feeder Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by Qualified Plans.  To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine, for income tax purposes, the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments — Master Funds  investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Feeder Portfolio that invests in Master Funds that invest in foreign securities or currenncies  is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A “passive foreign investment company” (“PFIC”)  is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments.  Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Feeder Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Feeder Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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OTHER INFORMATION

Capitalization

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights or subscription rights.  In liquidation of a Feeder Portfolio of the Trust, each shareholder is entitled to receive his/her pro rata share of the net assets of that Feeder Portfolio.  All of the Feeder Portfolios discussed in this SAI are diversified under the 1940 Act.

Voting Rights

Shareholders of the Feeder Portfolios are given certain voting rights. Each share of each Feeder Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Feeder Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested, in writing, to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

Shares of a Feeder Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for Variable Contracts.  Shares of the Feeder Portfolios are sold to insurance company Separate Accounts funding Variable Contracts and may be sold to insurance companies that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers.  However, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict.  The Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between Variable Contract owners and between Separate Accounts of unaffiliated insurers.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

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Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose’ Separate Account invests in the Trust.

Redemption of Shares

Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Accounts invest in the Feeder Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings), or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has, by order, permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Feeder Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

Exchanges

Shares of each Feeder Portfolio may be exchanged for shares of another Feeder Portfolio.  Exchanges are treated as a redemption of shares of one Feeder Portfolio and a purchase of shares of one or more of the other Feeder Portfolios and are effected at the respective NAVs per share of each Feeder Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Accounts that invest in the Feeder Portfolios.

The Trust reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time.  In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Feeder Portfolio.

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Feeder Portfolios.

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolios.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm  to the Feeder Portfolios.  KPMG LLP provides audit and tax services, assistance, and consultation in connection with the SEC filings. For information regarding the Master Funds’ independent registered public accounting firm, please consult the Master Funds’ statement of additional information.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract, or other documents referred to, are not necessarily complete and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Reports to Shareholders

The fiscal year of the Trust ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

Financial Statements

Financial statements for the fiscal year ended December 31, 2009 are included in the Feeder Portfolios’ annual shareholder report and are incorporated by reference in this SAI.  The Feeder Portfolios’ annual and unaudited semi-annual shareholder reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from S&P description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, and C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

A-1

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, and CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may

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be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

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2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

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taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees

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when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

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Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax

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existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

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Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

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Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

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•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

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Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

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Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

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Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

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OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

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Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

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Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

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Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of

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such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

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•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance

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shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

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Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

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Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised

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by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

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or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

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Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s

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standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

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Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

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•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING American Funds World Allocation Portfolio

Ticker: IAWAX

This Statement of Additional Information (“SAI”) relates to ING American Funds World Allocation Portfolio (“Portfolio”), a series of ING Investors Trust (“Trust”).  A prospectus (“Prospectus”) for the Portfolio, dated April 30, 2010, that provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectus dated April 30, 2010, which has been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on information contained in the Prospectus and any supplements thereto.  The Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference.  Copies of the Portfolio’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  Capitalized terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI.

Shares of the Portfolio are sold to insurance company separate accounts (“Separate Accounts), so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolio may also sell its shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio.  Shares of the Portfolio are currently offered to Separate Accounts of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	4

HISTORY OF THE TRUST	4

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS	4

INVESTMENT RESTRICTIONS	55

MANAGEMENT OF THE TRUST	58

ADVISER	71

ASSET ALLOCATION COMMITTEE	73

EXPENSE LIMITATION AGREEMENTS	75

ADMINISTRATOR	75

DISTRIBUTION OF TRUST SHARES	76

CODE OF ETHICS	78

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	57

PROXY VOTING PROCEDURES	78

BROKERAGE ALLOCATION AND TRADING POLICIES	80

PORTFOLIO TURNOVER	84

NET ASSET VALUE	84

PERFORMANCE INFORMATION	86

TAXES	87

OTHER INFORMATION	91

FINANCIAL STATEMENTS	93

APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Portfolio’s Prospectus, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques.  Some of the Portfolio’s investment techniques are described only in the Prospectus and are not repeated herein.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company. The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions. The Trust currently has [      ] portfolios. However, not all portfolios offered are contained in this SAI. This SAI pertains only to ING American Funds World Allocation Portfolio.

The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. However, not all Portfolios offered are contained in this SAI. This SAI pertains only to ING American Funds World Allocation Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.   On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

The Portfolio is “diversified” within the meaning of the Investment Company Act of 1940, as amended, (“1940 Act”).  In order to qualify as diversified, the Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Strategies and Risks

The Portfolio normally invests all of its assets in shares of other mutual funds sub-advised by American Funds (“Underlying Funds”), as described in the Prospectus. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolio does not invest directly in securities but invest in Underlying Funds which, in turn, invest directly in securities (such as stocks and bonds). However, the Portfolio is subject to the risks described below indirectly through its investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the techniques will be used. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies, and restrictions described in the Underlying Fund’s prospectus and/or statement of additional information, as well as the federal securities laws.

Unless otherwise noted, the Portfolio or Underlying Funds may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or SAI that the investment adviser, Directed Services LLC (“DSL” or “Adviser”) or the sub-adviser to an Underlying Fund (“Sub-Adviser”) reasonably believes is compatible with the investment objectives and policies of the Portfolio or Underlying Fund.

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Equity Investments

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Other equity securities include convertible debt, preferred stock, warrants, or other securities exchangeable for, or otherwise providing similar exposure to, shares of common stock.

Convertible and Synthetic Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  An Underlying Fund will only invest in synthetic convertible securities with respect to companies whose corporate debt securities are rated “A” or higher by a NRSRO, and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Corporate Reorganizations

Indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in

5

governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Funds’ Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when the Underlying Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of an Underlying Fund’s returns particularly when the Underlying Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on the Underlying Fund’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by an Underlying Fund may vary, decrease or entirely disappear.  In some cases, an Underlying Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Fund to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic

6

alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of shares of an Underlying Fund invested in the Internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Master Limited Partnerships (“MLPs”)

Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations.

Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio and the Underlying Funds may invest in shares issued by other investment companies, including exchange-traded funds, to the extent permitted by the 1940 Act and the rules, regulations, and exemptive orders thereunder.  For so long as shares of the Portfolio are purchased by another portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

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An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (iii) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange-traded funds (“ETFs”) are investment companies whose goals are to track or replicate a desired index, such as a sector, market or global segment.  ETFs are usually passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs) are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

iShares MSCI Index Shares (“iShares”) were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of ETFs traded on the American Stock Exchange (“AMEX”).  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange-Traded Funds”).

Standard & Poor’s Depositary Receipts (“SPDRs”) are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

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Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock..

Private Funds

Private Funds are U.S. or foreign private limited partnerships or other investment funds. Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of an Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing for a single or a limited number of

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projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under applicable tax credits and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time. To the extent that an Underlying Fund invests in international REITs, such REIT may be considered a “passive foreign investment company” which may result in an adverse situation for the Underlying Fund.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Small Companies

Small companies, some of which may be unseasoned may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its Sub-Adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s adviser or affiliates or clients of an Underlying Fund’s adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Special Situations

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.

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Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Unseasoned companies are companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Fixed-Income Investments

Adjustable Rate Mortgage Securities (“ARMS”)

ARMS are a form of pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin”, to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of the Portfolio, the National Median Cost of the Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest

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rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, an Underlying Fund takes the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior traunche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Certain asset-backed instruments such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others are designed to allocate risk from pools of assets.  Some of these instruments may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which instruments have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

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Banking Industry and Savings Industry Obligations

Banking industry and savings industry obligations include: (i) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in; (ii) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See the section entitled “Foreign Investments” in this SAI for further information regarding risks attendant with investments in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits: (i) which are not subject to prepayment; or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)            the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s Investors Service, Inc (“Moody’s) or Standard and Poor’s Ratings Services (“S&P”), or, if the institution has no outstanding securities rated by Moody’s or S&P’s, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)         in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)      in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks,

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provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Brady Bonds are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations (“CDOs”)

CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called traunches, varying in risk and yield.  The riskiest portion is the “equity” traunche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior traunche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity traunche, CBO or CLO traunches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933 (“Rule 144A Securities”).  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal National Mortgage Association (“FNMA”) (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, and Z.  The portfolio A, portfolio B, and portfolio C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, portfolio B, or portfolio C Bond currently being paid off. When the portfolio A, portfolio B, and portfolio C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Paper

Commercial paper consists of short-term (usually from 1- to 270-days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the adviser

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that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or S&P.  An Underlying Fund may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by an Underlying Fund to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and S&P’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities,, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds’ may invest only in debt securities that are investment grade, i.e., rated BBB or better by S&P or Baa or better by Moody’s, or, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser. Other Underlying Funds may invest in debt securities that are rated below investment grade.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, an Underlying Fund will not accrue any income on these securities prior to delivery.  An Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or S&P do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by an Underlying Fund’s Sub-Adviser.

Credit-Linked Notes (“CLN”)

A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party.

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Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”).

Custodial receipts represent the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments

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may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring an Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  An Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of an Underlying Fund’s investment restriction relating to the lending of funds or assets.

Event-Linked Bonds

Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

FNMA and FHLMC Mortgage-Backed Obligations

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

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FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Government National Mortgage Association (“GNMA”) Certificates

GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of Federal Housing Association (“FHA”)-insured or Veterans Association (“VA”)-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry

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form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

“High-Yield Bonds”, commonly referred to as “junk bonds”, are bonds rated lower than Baa3 by Moody’s or BBB- by S&P’s, or, if not rated by Moody’s or S&P’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for

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example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which an Underlying Fund could sell a high-yield bond and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Industrial Development Bonds and Pollution Control Bonds

Industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

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Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage, are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Loan Participations and Assignments

Commercial loans may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which an Underlying Fund intends to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions

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on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value (“NAV”) than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency — these instruments may not be liquid.

Agency Mortgage Securities

Agency mortgage securities are mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and

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institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an Underlying Fund’s limitations on investment in illiquid securities.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior

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certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available; interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser

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will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to

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be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one nationally recognized statistical rating organization (“NRSRO”); (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the Sub-Adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

Municipal securities are securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful

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completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Principal Exchange Rate Linked Securities

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Structured Securities

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments

Trust-Preferred Securities

Trust-preferred securities are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and are treated by an Underling Fund as a debt instrument. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation

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of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section entitled “Mortgage-Backed Securities,” and FHA debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, FHA, FNMA, FHLMC, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. An Underlying Fund will invest in securities of such agencies or instrumentalities when the Sub-Adviser of the Underlying Fund is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Obligations of the International Bank for Reconstruction and Development may also be purchased. These obligations, while technically not a U.S. government agency or instrumentality, have the right to borrow from the participating countries, including the United States.

Zero-Coupon Bonds and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds

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and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Derivatives

Derivatives are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

Transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Sub-Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, an Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

The Underlying Funds have each claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

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Futures Contracts and Options on Futures Contracts

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

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Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy, an Underlying Fund might purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or the entire decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While an Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price (“S&P 500®) Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)                                  when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)                                  forego possible price appreciation;

(b)                                 create a situation in which the securities would be difficult to repurchase; or

(c)                                  create substantial brokerage commissions;

(2)                                  when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           to close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stocks are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be

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terminated by offsetting closing sales transactions.  Stock index futures might also be purchased:

(1)                                 if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)                                  to close out stock index futures sales transactions.

Limitations on Futures Contracts and Options on Futures Contracts

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of an Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

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Risks Associated With Futures Contracts and Options on Futures Contracts

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange.  Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated.  Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

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Gold and Other Precious Metals

In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its investments in gold bullion and coins and other precious metals and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Hybrid Instruments

Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying

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Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodity Future Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons; the SEC, which regulates the offer and sale of securities by and to U.S. persons; or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of an Underlying Fund’s return (positive or negative).

Options on Securities and Securities Indices

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

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The premium paid for a put or call option purchased by an Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by an Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Call options on securities are purchased to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”), which are long-term, exchange-traded equity options, may be purchased.  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Options on futures contracts may be used in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Options on Securities Indices

Call and put options on securities indices may be purchased and sold for the same purposes as options on securities are purchased and sold.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash

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equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options (“OTC Options”)

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions OTC Options, as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form

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of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Straddles

A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

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The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap contracts may also be purchased in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk —  the risk that the seller may fail to satisfy its payment obligations to an Underlying Fund in the event of a default.

Synthetic Convertible Securities

Synthetic Convertible Securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

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Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Foreign Investments

Equity securities of foreign issuers include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below.

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic

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securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, Latin America, and Asia may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restricts, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Certain of the Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and

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interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Certain Underlying Funds’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Depositary Receipts

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “un-sponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an un-sponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of un-sponsored depositary receipts generally bear all the costs of the un-sponsored facility.  The depositary of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying un-sponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Equity and debt securities issued or guaranteed by Supranational Organizations include obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

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Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Exchange Rate-Related Securities

Exchange rate-related securities are securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because

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there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

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Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Forward currency transactions may be entered into in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

Forward foreign currency contracts may be entered into in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the

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foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

International Debt Securities

Debt securities (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Underlying Fund’s policies.  These securities may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.

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If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Options on Foreign Currencies

Options on foreign currencies may be purchased and sold for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to

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increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Passive Foreign Investment Companies (“PFICs”)

Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Sovereign Debt

Sovereign debt securities are debt securities issued by governments of foreign countries. The sovereign debt in which an Underlying Fund may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

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Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV.  Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares.  In the event an Underlying Fund borrows, the Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which an Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not covered rolls.  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  Covered rolls are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore,

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subject to the borrowing limitations applicable to the Underlying Fund.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under an Underlying Fund’s investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Participation on Creditors Committees

Participation on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by an Underlying Fund may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. An Underlying Fund will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Performance Indexed Paper

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency

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as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Portfolio Turnover

An Underlying Funds may sell a portfolio investment soon after its acquisition if the Sub-Adviser believes that such a disposition is consistent with the Underlying Fund’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The Sub-Adviser, in accordance with procedures established by the Board of Directors/Trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of Directors/Trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Restricted securities are securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933

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Act (“Rule 144A securities”). An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers (“QIBs”) become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund.  (See “Borrowing” for further information on these limits.)  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely.  An Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.  Short sales against the box are not subject to the percentage limitations on

53

short sales described in the Prospectuses.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Adviser’s ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

To Be Announced (“TBA”)  Sale Commitments

TBA Sale Commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Securities may be purchased on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although an Underlying Fund could purchase securities on a when-issued basis or enter

54

into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so.  An Underlying Fund may realize short-term profits or losses upon such sales.

Temporary Defensive Investments

For temporary and defensive purposes, the Portfolio or an Underlying Fund may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment-grade debt instruments, and money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are fundamental, which means they may be changed only with the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the Portfolio’s outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.  The investment objective and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Portfolio.  All percentage limitations apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio..

As a  matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

55

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). These limitations do not apply to foreign currency transactions, including, without limitation, forward currency contracts.

With respect to the Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolio with the ability to operate under new rules or amendments under the 1940 Act or under orders by the SEC applicable to the Portfolio without receiving prior shareholder approval of the change.

Non-Fundamental Investment Restrictions

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

1.             The Portfolio may not purchase securities of other investment companies, except: (i) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or (ii) as otherwise permitted under the 1940 Act.

2.             The Portfolio may invest in short-term instruments, U.S. government securities, money market instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by DSL to the extent permissible under existing or future rules of the SEC.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other

56

transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 10 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post its month-end June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly and is made available on ING Groep’s website on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view them on ING Groep’s website, along with the Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of Variable Contracts and Qualified Plans.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure:

•              to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•              to financial printers for the purpose of preparing the Portfolio’s regulatory filings, on an as-needed basis;

•              for the purpose of due diligence regarding a merger or acquisition;

•              to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•              to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•              to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•              to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•              to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

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In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of the Portfolio’s Adviser, principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and to direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders.  The Portfolio’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

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Set forth in the table below is information about each Trustee:

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Independent Trustees
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007 - Present	Consultant, Glantuam Partners, LLC (January 2009 – Present); President, National Charity League/Canaan Parish Board (June 2008 – Present); and Consultant (January 2005 - Present).	[ ]	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 –Present

President, Bechtler Arts Foundation (January 2008 – Present). Formerly, Consultant (July 2007 – February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007); and Executive Director, The Mark Twain House & Museum(5)  (September 1989 -March 2006).

				[ ]	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 –Present	Consultant and President of Ravengate Partners LLC (January 2000 – Present).	[ ]	Wisconsin Energy Corporation (June 2006 – Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Trustee	November 2007 - Present	Retired. Formerly, Partner, PricewaterhouseCoopers, LLP.	[ ]	First Marblehead Corporation, (September 2003- Present).
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 – Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	[ ]	Bankers Trust Company, N.A. (June 1992 – Present) and Midamerica Financial Corporation (December 2002 – Present).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	[ ]	Assured Guaranty Ltd. (April 2004 – Present) and Odyssey Re Holdings Corporation (November 2006 – Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 –Present	Consultant (May 2001 – Present).	[ ]	Stillwater Mining Company (May 2002 – Present).
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairperson and Trustee	January 1994 –Present	President, Springwell Corporation (March 1989 – Present).	[ ]	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Trustees who are “Interested Persons”
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 62	Trustee	November 2007 – Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (July 2001 – December 2007).	[ ]	ING Canada Inc. (December 2004 – Present) and ING Bank, fsb (June 2001-Present).
Shaun P. Mathews(2)(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(9) (November 2006 – Present); Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006).	[ ]

ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Investments, LLC(9)  ING Funds Distributor, LLC(10), ING Funds Services, LLC(11), and ING Pilgrim Funding, Inc. (December 2005 – Present).

(1)       Trustees serve until their successors are duly elected and qualified.  The tenure of each Trustee is subject to the Board’s retirement policy, which states that each Independent  Trustee shall retire from service as a Trustee at the conclusion of the first regularly scheduled meeting of the Board that is held after the Trustee reaches the age of 72. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)       For purposes of this table (except for Mr. Mathews), “Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust.  For Mr. Mathews, the Fund Complex also includes the following investment companies: ING Series Fund, Inc.; ING Strategic Allocation Portfolio, Inc.; ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)       The number of Funds in the ING Funds Complex as of March 31, 2010 was [      ].

(4)       Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008.  BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios.  For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Portfolios for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)       Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep, N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(6)       Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management

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Inc. and Batterymarch Financial Management, Inc., subsidiaries of Legg Mason, Inc. act as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)       Mr. Vincent may have been deemed to be an “Interested Person” of the Trust, as defined in the 1940 Act, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002.  Mr. Vincent no longer has beneficial ownership of those shares.

(8)`     Messrs. Crispin and Mathews are deemed “Interested Persons” of the Trust, as defined in the 1940 Ac,t because of their relationships with ING Groep, N.V., the parent corporation of the Adviser, and the Distributor.

(9)       ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)     ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)     ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

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Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2003 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October  2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (March 2006 – July 2008); and ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2)  (October 2004 – Present).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 36	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007) and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).
Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 - Present

Assistant Vice President – Director of Tax, ING Funds Services LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008); and Tax Senior, ING Funds Services LLC(3) (January 2004 – March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008- Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

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(1)        The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)        ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)        ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)        ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)        Directed Services LLC is the successor in interest to Directed Services, Inc.

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Board

The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings seven (7) times a year.  The Audit Committee, the Nominating and Governance Committee, and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six  (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee  The Board has established an Executive Committee, whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

The Executive Committee held            (    ) meetings during the fiscal year ended December 31, 2009.

Audit Committee  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee.   Mr. Earley and Mr. Drotch have been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held            (      ) meetings during the fiscal year ended December 31, 2009.

Compliance Committee  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include determining the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee: Ms. Baldwin and Messrs. Boyer, Kenny and

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Vincent.  Mr. Kenny currently serves as the Chairperson of the Compliance Committee.

The Compliance Committee held            (    ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee  The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking an annual study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Board Members;  (vii) overseeing the Board’s annual self-evaluation process; and (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustees vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the Portfolio’s Secretary at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held            (     ) meetings during the fiscal year ended December 31, 20098.

Investment Review Committees.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Trust as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:

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Mses. Chadwick and Pressler and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick currently serves as the Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Trust as defined in the 1940 Act, of the Funds.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed-Income Funds: Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed-Income Funds.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolio.  The responsibilities of the Contracts Committee, include, among other things:  (i) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (vi) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as the Chairperson of the Contracts Committee.

The Contracts Committee held            (    ) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of Portfolio shares includes ownership of a Variable Contract whose proceeds are invested in the Portfolio.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of a fund’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors

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and any provision of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

The following table shows the dollar range of equity securities of the Portfolio owned by each Trustee and the aggregate holdings of shares of equity securities of all portfolios of the Trust as of December 31, 2009:

Dollar Range of Equity Securities in the
Portfolio as of December 31, 2009

Name of Trustee	ING American Funds World Allocation Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Trustees who are “Interested Persons”
Robert W. Crispin
Shaun P. Mathews

(1)                 Held in a deferred compensation account and/or 401(k) account.

Independent Trustee Ownership of Securities

The following table shows each Independent Trustee’s (and his/her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

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Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for committee chairs, and additional compensation for attendance at  regularly scheduled meetings. The Board may, from time to time, designate other meetings as subject to compensation.

Effective January 1, 2010, the Portfolio pays each Trustee who is not an interested person of the Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) 15(c) Contract Review meetings, and any other meetings as designated by the Board): and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to January  1, 2010, the Portfolio paid to each Trustee, who was not an interested person  of the Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

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The following table shows information provided by the Adviser regarding compensation paid to the Trustees by the Portfolio and other portfolios managed by the Adviser and its affiliates for the fiscal year ended December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Adviser or its affiliates.

Compensation of Trustees

Name of Person, Position	ING American Funds World Allocation Portfolio		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees (1)(2)
Colleen D. Baldwin, Trustee(3)	$	[ ]	N/A	N/A	$	[ ]
John V. Boyer, Trustee	$	[ ]	N/A	N/A	$	[ ]
Patricia W. Chadwick, Trustee(3)	$	[ ]	N/A	N/A	$	[ ]
Robert W. Crispin, Trustee(4)	$	[ ]	N/A	N/A	$	[ ]
Peter S. Drotch, Trustee	$	[ ]	N/A	N/A	$	[ ]
J. Michael Earley, Trustee	$	[ ]	N/A	N/A	$	[ ]
Patrick W. Kenny, Trustee(3)	$	[ ]	N/A	N/A	$	[ ]
Shaun P. Mathews, Trustee(4)	$	[ ]	N/A	N/A	$	[ ]
Sheryl K. Pressler, Trustee(3)	$	[ ]	N/A	N/A	$	[ ]
Roger B. Vincent, Trustee(3)	$	[ ]	N/A	N/A	$	[ ]

(1)             Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2)             Represents compensation for [        ] funds (total in Fund Complex as of December 31, 2009).

(3)             During fiscal year ended December 31, 2009, Colleen Baldwin, Patricia Chadwick, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $[     ], $[     ], $[     ], $[     ]and $[     ]of their compensation, respectively from the Fund Complex.

(4)             “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser and the Distributor.  Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

Retirement Benefit

The Portfolio has adopted a retirement policy under which any Trustee who, as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Trustee: (i) retires in accordance with the retirement policy; (ii) dies; or (iii) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

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Control Persons and Principal Shareholders

Shares of the Portfolio may be offered to insurance company Separate Accounts which are used to fund Variable Contracts, to Qualified Pans outside the Separate Accounts context, to investment advisers and their affiliates, and to other investment companies.

As of April      , 2010, the Trustees and officers of the Trust owned less than     % of the outstanding shares of the Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of the Portfolio, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the Portfolio in that certain of their separate accounts hold more than 25% of the shares of the series.

As of April     , 2010, the following owned of record or, to the knowledge of the Trust, beneficially owned 5% or more of the outstanding shares of the Portfolio:

Portfolio	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

ADVISER

DSL serves as the adviser to the Portfolio pursuant to an advisory agreement between DSL and the Trust (“Advisory Agreement”).  DSL, a Delaware limited liability corporation, is an indirect, wholly-owned subsidiary of ING Groep.  DSL is registered with the SEC as an investment adviser.  DSL’s principal address is 1475 Dunwoody Drive, Westchester, Pennsylvania 19380

DSL serves as investment adviser to registered investment companies as well as structured finance vehicles.  On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”) was reorganized into a limited liability company and become a wholly-owned subsidiary of ING Life Insurance and Annuity Company.  The resulting company was DSL, a registered investment adviser and brokerage-dealer.

Pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Portfolio.  The services include, but are not limited to: (i) coordinating for the Portfolio, at the Adviser’s expense, all matters relating to the operation of the Portfolio, including any necessary coordination among the Sub-Adviser, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolio), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Adviser’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Adviser of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Adviser of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v)

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preparing , filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Adviser’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement.  Other responsibilities of the Adviser are described in the Prospectus.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  The Adviser remains responsible for providing general management services to each of the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

The Adviser shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreement, the Adviser is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio’s assets and the purchase and sale of portfolio securities for the Portfolio in the event that at any time no sub-adviser is engaged to manage the assets of the Portfolio.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to the Portfolio so long as it is approved annually by: (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board; and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by the Adviser on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

Approval of the Advisory Agreement

For information regarding the basis for the Board’s approval of the investment advisory relationship, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Advisory Fees

As compensation for its services under the Advisory Agreement, the Portfolio pays the Adviser a monthly fee in arrears and is expressed as an annual percentage of the Portfolio’s average daily net assets as follows:

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Portfolio	Annual Advisory Fee
ING American Funds World Allocation Portfolio	0.10% on all assets

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolio paid to the Adviser for the last three fiscal years ended December 31:

Portfolio	2009		2008		2007
ING American Funds World Allocation	$	[ ]	$1,238	(1)	N/A

(1) The Portfolio commenced operations on September 29, 2008.  Reflects the period from September 29, 2008 to December 31, 2008.

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of the Adviser reviews the allocation of the Portfolio’s assets.  The Asset Allocation Committee is responsible for the day-to-day management of the Portfolio.  No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons:  William A. Evans, CFA, Heather Hackett and Paul Zemsky.

William A. Evans, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Heather. Hackett, CFA, is a Portfolio Manager within ING IM’s Multi-Asset Strategies & Solutions group, primarily responsible for outcome oriented asset allocation products and customized portfolios for institutional clients.  She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Prior to joining ING IM, Ms. Hackett was an analyst in the Consulting Group of Smith Barney and a registered associate with Schroder & Co.

Paul Zemsky, head of ING’s Multi-Asset Strategies & Solutions Group.  Mr. Zemsky joined ING IM in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky spent 18 years with J.P. Morgan Investment Management where he held numerous positions.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2009:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in billions)		Number of Accounts	Total Assets (in billions)		Number of Accounts	Total Assets (in billions)
William A. Evans	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Heather Hackett	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Paul Zemsky	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) [   } of these accounts with total assets of approximately $[                ] are subject to performance fees.

Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the

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Portfolio.  The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others.  Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits DSL or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.  Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by DSL or an affiliated insurer.

The Asset Allocation Committee may also be subject to other conflicts of interest.  The Asset Allocation Committee’s insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders.  An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including the Portfolio, or may believe that the Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk.  While the investment process is intended to produce allocation decisions that are in the best interest of the Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

Compensation Structure of Asset Allocation Members

An Asset Allocation Committee Member’s compensation consists of: (i) base pay in the form of a fixed annual salary; (ii) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (iii) long-term equity awards tied to the performance of the parent company, ING Groep.  The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds.  Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolio and the performance of the Portfolio may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Members’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each committee member as of December 31, 2009; including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned
William A. Evans, CFA	$	[ ]
Heather Hackett	$	[ ]
Paul Zemsky	$	[ ]

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EXPENSE LIMITATION AGREEMENT

The Adviser has entered into an expense limitation agreement with the Portfolio pursuant to which the Adviser has agreed to waive or limit its fees.  In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses (and acquired fund fees and expenses) such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser) do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by the Adviser within three years.

Portfolio
American Funds World Allocation	0.79%

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011. The Portfolio’s expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to a lead Independent Trustee of the Trust within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement.  The expense limitation agreement may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for the Portfolio pursuant to an administrative services agreement (“Administrative Services Agreement”). The administrative services performed by the Administrator include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent and the insurance company or companies to which the Portfolio offers its shares.  The Administrator is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.  According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.

According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.

The Administration Agreement with the Administrator may be cancelled by the Trust on behalf of the Portfolio without payment of any penalty by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator or by the Administrator at any time without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

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For the fiscal year ended December 31, 2009, the Portfolio paid 0.10% of its average net assets to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
American Funds Word Allocation

DISTRIBUTION OF TRUST SHARES

The Distributor serves as the Portfolio’s principal underwriter and distributor.  The Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  The Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by The Distributor in connection with the distribution or sale of the shares.  The Distributor, like the Adviser, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI.  Therefore, the Distributor may be deemed to be an affiliate of the Portfolio.  The Adviser may, from its own resources, compensate The Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  The Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

Distribution Plan

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Portfolio.

The Distribution Plan provides that the Portfolio shall pay a distribution fee (the “Distribution Fee”), for distribution services including payments to the Distributor, at annual rates of 0.35% of the average daily net assets of such Distribution Portfolio for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The Distribution Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are

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directly linked to its expenses).  The shares of the Portfolio are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of three (3) years. The Portfolio’s shares are entitled to exclusive voting rights with respect to matters concerning the Distribution Plan.

The Distribution Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.35% of the average daily net assets of the Portfolio attributable to an insurance company’s Variable Contract owners during that quarterly period.  Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (i) printing and mailing prospectuses and reports to prospective Variable Contract owners; (ii) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (iii) holding seminars and sales meetings designed to promote sales of the Portfolio’s shares; (iv) obtaining information and providing explanations to Variable Contract owners regarding the Portfolio’s investment objectives and policies and other information about the Portfolio; (v) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contract; (vi) training sales personnel regarding the Portfolio; and (vii) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio’s shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan.  The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose.  The Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio.  The Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio.  Once terminated, no further payments shall be made under the Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Distribution Plan was adopted because of its anticipated benefit to the Portfolio.  These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the  Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

Shareholder Service Plan

The Trust has entered into a Shareholder Service Plan on behalf of the shares of the Portfolio of the Trust.  Under the Shareholder Service Plan, the Distributor has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolio; delivery and responding to inquiries respecting Trust Prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolio; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Shareholder Servicing Agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolio and answering questions respecting the Trust and its Portfolio, including questions respecting variable contact owners’ interest in one or more Portfolio; and provide such other related services as the Portfolio or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Distributor pursuant to the Shareholder Service Plan, the Distributor receives from the Portfolio a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

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Distribution and Shareholder Service Fee Amounts Paid

Distribution Fees Paid

The following table shows the distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Portfolio for the three fiscal year ended December 31:

	2009	2008		2007
Advertising		$	[ ]
Printing		$	[ ]
Salaries & Commissions		$	[ ]
Broker Servicing		$	[ ]
Miscellaneous		$	[ ]
Total		$	[ ]

Shareholder Services Fees Paid

The following table shows the total amounts of shareholder services fees paid to the Distributor for the last three fiscal years ended December 31:

	2009	2008	2007
ING American Funds World Allocation Portfolio

CODE OF ETHICS

The Portfolio, the Adviser, and the Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale.  The Codes of Ethics are intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares.  The Codes of Ethics also prohibit short-term trading of the Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities.  The procedures provide that funds-of-funds, including the Portfolio, will “echo” vote their interests in Underlying Funds.  This means that, if the Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record

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keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of the Adviser, is attached hereto as Appendix B.  Information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available  no later than August 31st of each year through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Advisory Agreement.  Subject to policies and procedures approved by the Trust’s Board, the Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s opinion, the total price paid (including commission) is equal to or better than the total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser may also place trades using an ECN or ATS.

How the Adviser Selects Broker-Dealers

The Adviser  has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser, as demonstrated in the particular

(1)  For purposes of this section, the discussion relating to investment decisions made by the Adviser with respect to the Portfolio also includes investment decisions made by the adviser or sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.

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transaction or other transactions.    Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Portfolio, the Adviser may consider the nature and quality of brokerage and research services provided to the Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor-Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser from its own Portfolios, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser-Research products and services provided to the Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser in connection with the Portfolio.  Some of these products and services are also available to the Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser for services provided to the Portfolio.  The Adviser’s expenses would likely increase if the Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

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Broker-Dealers that are Affiliated with the Adviser

Portfolio transactions may be executed by brokers affiliated with the Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, an Adviser may not consider a broker’s promotional or sales efforts on behalf of the Portfolio when selecting a broker-dealer for portfolio transactions, and neither the Portfolio nor an Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares.  The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in investment personnel, reorganizations or mergers of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Portfolio.  The Portfolio or Adviser may engage a broker-dealer to provide transition management services in connection with a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Portfolio’s Adviser. If the purchase or sale of securities consistent with the investment policies of the

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Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Adviser and consistent with the Adviser’s written policies and procedures.  The Adviser may use different methods of allocating the results aggregated trades.  The Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board.  To the extent the Portfolio seeks to acquire (or dispose of) the same security at the same time, the Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

For the fiscal years ended December 31, 2009, 2008 and 2007, the Portfolio paid total brokerage commissions as follows:

Portfolios	2009	2008	2007
American Fund World Allocation		(1)	N/A

(1) The Portfolio commenced operations on September 29, 2008.  Reflects the period from September 29, 2008 to December 31, 2008.

For the fiscal years ended December 31, 2009, 2008 and 2007, no commissions were paid with respect to portfolio transactions paid to brokers for research services.

As noted above, the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide DSL with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio and other clients of the Adviser without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by the Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other portfolio or other investment adviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances.  In such event, allocation of the securities so

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purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers.  In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or the Adviser, and if there is in effect a written contract with the Trust expressly permitting the affiliated broker-dealer or the Adviser to receive and retain such compensation.  The Agreement provides that the Adviser may retain compensation on transactions effected for the Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of the Adviser as of December  31, 2009:  Bancnorth Investment Group, Inc., Clarion Capital, LLC, Financial Network Investment Corporation; Guaranty Brokerage Services, Inc.; ING Alternative Asset Management LLC; ING America Equities, Inc.; ING Clarion Partners, LLC; ING Clarion Real Estate Securities, L.P.; ING Direct Funds Limited; ING Financial Advisers, LLC; ING Financial Markets LLC; ING Financial Partners, Inc.; ING Funds Distributor, LLC; ING Investment Advisors, LLC; ING Investment Management Advisors B.V.; ING Investment Management Asia/Pacific (Hong Kong) LTD.; ING Investment Management Co.; ING Investment Management LLC; ING Investment Management Services LLC; Multi-Financial Securities Corporation; Pomona Management LLC, d/b/a, Pomona Capital, Prime Vest Financial Services, Inc.’ ShareBuilder Advisors, LLC; ShareBuilder Securities Corporation; and Systematized Benefits Administrators, Inc.

Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

Because the Portfolio commenced operations on September 28, 2008, no brokerage commissions or affiliated brokerage commission were for paid for the years ended December 31, 2007 and December 31, 2006.

For the fiscal year ended December 31, 2009, the Portfolio paid total brokerage commissions as follows:

Portfolios	2009
ING American Funds World Allocation	$	[ ]

For the fiscal year ended December 31, 2008, no brokerage commissions or affiliated brokerage commissions  were paid.

For the fiscal year ended December 31, 2009, the Portfolio paid affiliated brokerage commissions as follows:

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Portfolios	2009
ING American Funds World Allocation	$	[ ]

Because the Portfolio commenced operations on September 28, 2008, no holdings of securities of such brokers and dealers were available for the years ended December 31, 2007 and December 31, 2006.

During the fiscal year ended December 31, 2008 the Portfolio did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  Therefore, no holdings of securities of such brokers and dealers are available for the year ended December 31, 2008.

NET ASSET VALUE

As noted in the Prospectus, the NAV and offering price of the class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.  (See the “Net Asset Value” in the “Information for Investors” section of the Prospectus.)  The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the

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issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities or that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is

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the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio in advertisements or sales literature.  In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the Portfolio’s average annual total returns for the periods indicated for the fiscal year ended December 31, 2009:

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
American Funds World Allocation		N/A	N/A		9/29/08

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index  and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

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Reports and promotional literature may also contain other information including: (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning DSL or affiliates of the Trust, including: (i) performance rankings of other mutual funds managed by DSL, or the individuals employed by DSL who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by DSL, including information related to the selection and monitoring of DSL.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for the Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Separate Account context and to the Adviser and its affiliates in connection with the creation or management of the Portfolio. Shares will generally not be offered to other investors.

The Portfolio intends to qualify annually, to be taxed as a regulated investment company (“RIC”) under provisions of Subchapter M of the Code.  To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following: (i) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (ii) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If the Portfolio qualifies as a RIC and distributes

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to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (i) the Variable Contract is not treated as a Variable Contract under the Code for all subsequent periods during which such account is not “adequately diversified”; and (ii) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a Variable Contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a Variable Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or an underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with Variable Contracts.

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Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfies the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of the Portfolio.  All investment decisions concerning the Portfolio must be made by the portfolio manager in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with Variable Contracts.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.    You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of the Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, the Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income

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tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive; or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in the Portfolio when the Portfolio invests in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

REITs — Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to the shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 62 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio - the Portfolio is diversified.

Voting Rights

Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

Shares of the Portfolios may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to a Portfolio serving as an investment medium for Variable Contracts.  Shares of the Portfolios are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

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If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at its NAV next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Accounts invest in the Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of the portfolio at any time.  In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolio.

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Independent Registered Public Accounting Firm

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolio.  KPMG LLP provides audit and tax services, and assistance and consultation in connection with SEC filings.

Legal Counsel

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including any exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the fiscal year ended December 31, 2009 are included in the Portfolio’s annual and unaudited semi-annual shareholder reports and may be obtained without charge by contacing the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Ratings Services (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

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DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may

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be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

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2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

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taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees

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when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

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Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax

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existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

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Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

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Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

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•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

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Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

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Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

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Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

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OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

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Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

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Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

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Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of

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such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

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•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance

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shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

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Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

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Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised

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by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

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or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

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Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s

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standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

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Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

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•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST
7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING Franklin Templeton Founding Strategy Portfolio

Class/Ticker: ADV/ITFAX; I/ITFSX; S/ITFIX

Adviser Class (“Class ADV”), Institutional Class (“Class I”, and Service Class (“Class S”) Shares

This Statement of Additional Information (“SAI”) relates to ING Franklin Templeton Founding Strategy Portfolio (“Portfolio”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses dated April 30, 2010 (each, a “Prospectus” and collectively, the “Prospectuses”)  for the Portfolio that provide the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or from the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto.  The Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Portfolio’s Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number above.  Capitalized terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolio may also sell its shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio.  Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	1
HISTORY OF THE TRUST	1
SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS	1
INVESTMENT RESTRICTIONS	52
PORTFOLIO TURNOVER	53
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	53
MANAGEMENT OF THE TRUST	55
Board	62
COMPENSATION OF TRUSTEES	66
ADVISER	68
EXPENSE LIMITATION AGREEMENT	69
ADMINISTRATOR	70
DISTRIBUTION OF TRUST SHARES	71
DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID	73
CODE OF ETHICS	74
PROXY VOTING PROCEDURES	74
PORTFOLIO TRANSACTIONS	74
NET ASSET VALUE	79
PERFORMANCE INFORMATION	81
TAXES	82
OTHER INFORMATION	86
CUSTODIAN	88
TRANSFER AGENT	88
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	88
LEGAL COUNSEL	88
FINANCIAL STATEMENTS	88
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Portfolio’s Prospectuses, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques.  Some of the Portfolio’s investment techniques are described only in the Prospectuses and are not repeated herein.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company. The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions. The Trust currently has [        ] Portfolios. However, not all Portfolios offered are contained in this SAI. This SAI pertains only to ING Franklin Templeton Founding Strategy Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.   On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

The Portfolio is “diversified” within the meaning of the Investment Company Act of 1940, as amended, (“1940 Act”).  In order to qualify as diversified, the Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Strategies and Risks

The Portfolio normally invests all of its assets in shares of other ING mutual funds sub-advised by Franklin Advisors, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolio does not invest directly in securities. However, they are subject to the risks described below indirectly through their investment in the Underlying Funds.  The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used.  An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectuses and/or SAI, as well as the federal securities laws.

Unless otherwise noted, the Portfolio or Underlying Funds may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, Directed Services LLC (“DSL” or Adviser) or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of the Portfolio.

1

Equity Investments

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible and Synthetic Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  An Underlying Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a NRSRO and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer and the dynamics of the business climate when the offer or proposal is in progress.

2

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Initial Public Offerings (“IPOs”)

Certain of the Underlying Funds may invest in IPOs.  IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Fund’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Fund’s performance when the Underlying Fund’s asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Fund’s returns particularly when the Underlying Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and therefore have a more limited effect on the Underlying Fund’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear.  In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and

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Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of shares of an Underlying Fund invested in the Internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their IPO. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Master Limited Partnerships (“MLPs”)

Certain of the Underlying Funds may invest in MLPs. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they may also finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio and certain of the Underlying Funds may invest in other investment companies, including exchange-traded funds, to the extent permitted by the 1940 Act and the rules, regulations and exemptive order

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thereunder..   For so long as shares of the Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” as defined below and/or “iShares”, as defined previously.  Certain Underlying Funds may invest in Exchange-Traded Funds, as defined previously. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange-traded funds (“ETFs”) are investment companies whose goals are to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

iShares MSCI Index Shares (“iShares”) were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of ETF on the American Stock Exchange (“AMEX”).  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See, “Exchange-Traded Funds”).

Standard & Poor’s Depositary Receipts (“SPDRs”) are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

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Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of an Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•  possible declines in the value of real estate;

•  adverse general or local economic conditions;

•  possible lack of availability of mortgage funds;

•  overbuilding;

•  extended vacancies of properties;

•  increases in competition, property taxes and operating expenses;

•  changes in zoning or applicable tax law;

•  costs resulting from the clean-up of, and liability to third parties for damages resulting from

•  environmental problems;

•  casualty or condemnation losses;

•  uninsured damages from floods, earthquakes or other natural disasters;

•  limitations on and variations in rents; and

•  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying

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property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s sub-adviser or affiliates or clients of an Underlying Fund’s sub-adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Special Situations Companies

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Underlying Funds may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are

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frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Fixed-Income Investments

Adjustable Rate Mortgage Securities (“ARMS”)

Certain of the Underlying Funds may invest in ARMS.  An ARM is a form of a pass-through mortgage security collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin”, to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolio, the National Median Cost of Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

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Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligations (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately issued mortgage-related and asset-backed securities, the Underlying Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Banking Industry and Savings Industry Obligations

Certain of the Underlying Funds may invest in: (i) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in; (ii) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in certificates of deposit (interest-bearing time deposits) issued by savings and loan associations (“S&Ls”). The Underlying Funds may invest in certificates of deposit issued by S&Ls that have capital, surplus, and undivided profits in excess of $100 million based on latest published reports; or less than $100 million if the principal amount of such obligations iis fully insured by the U.S. government. Certain Underlying Funds may invest in obligations of foreign branches of commercial banks and foreign banks, so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Investments” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time

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deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits: (i) which are not subject to prepayment; or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)  the bank or S&L has total assets of a least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if the institution has no outstanding securities rated by Moody’s or S&P, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)  in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)  in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to

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restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations (“CDOs”)

Certain of the Underlying Funds may invest in CDOs, which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933 (“Rule 144A securities”).  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

Certain of the Underlying Funds may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through

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certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, and Z.  The portfolio’s A, B, and C Bonds all bear current interest.  Interest on the portfolio’s Z Bond is accrued and added to the principal;, a like amount is paid as principal on the portfolio’s A, B, or C Bond currently being paid off. When the portfolio’s A, B, and C Bonds are paid in full, interest and principal on the portfolio’s Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or S&P; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make

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immediate repayment upon demand.  (See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper.)  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Portfolio’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Certain of the Underling Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds may invest only in debt securities that are investment-grade, i.e., rated BBB or better by S&P or Baa or better by Moody’s, or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.  Other Underlying Funds may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard and Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

Credit-Linked Notes (“CLN”)

Certain of the Underlying Funds may invest in CLN. A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative

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investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective

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information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMIC”) Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general

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regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Floating or Variable Rate Instruments

Certain of the Underlying Funds may invest in floating or variable rate instruments. Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Government National Mortgage Association (“GNMA”) Certificates

Certain of the Underlying Funds may invest in GNMA Certificates.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Veteran’s Administration-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may

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vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts (“GICs”)

Certain of the Underlying Funds may invest in GICs.  GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds”, commonly referred to as “junk bonds”, are bonds rated lower than Baa3 by Moody’s or BBB- by S&P’s, or, if not rated by Moody’s or S&P’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in the Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive

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to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in industrial development and pollution control bonds which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds.  Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage is held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Loan Participations and Assignments

Certain of the Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in whom the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value (“NAV”) than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and

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portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to subprime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency - these instruments may not be liquid.

Municipal Lease Obligations and Certificates of Participation

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.

The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one nationally recognized statistical rating organization (“NRSRO”); (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political

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subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds share the attributes of debt/fixed-income securities in general and are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when; for example,

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the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Stripped Mortgage-Backed Securities (“SMBS”)

Certain of the Underlying Funds may invest in SMBS. SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

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Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

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Generally, to the extent funds are available; interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage

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assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and one treated by the Underlying Funds as a debt instrument.  Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

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U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates), described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures. In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration (“FHA”), FNMA, FHLMC, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Underlying Fund will invest in securities of such agencies or instrumentalities or when the adviser or sub-adviser of the Underlying Fund is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the

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liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Derivatives

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

The Underlying Funds have claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

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In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.  A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When

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writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or the entire decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since

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long-term rates normally exceed short-term rates.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(i)               when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a) forego possible price appreciation;

(b) create a situation in which the securities would be difficult to repurchase; or

(c) create substantial brokerage commissions;

(ii)            when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(iii)         to close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.  Stock index futures might also be purchased:

(i)              if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(ii)            to close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of an Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that

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Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of

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fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange.  Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  Certain of the Underlying Funds could incur losses or lose any profits that h ad been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated.  Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments.  Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs

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associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.  Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund.

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Indexed Securities

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Investment in Gold and Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

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Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Options on Securities

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Options on Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value

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of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options (“OTC Options”)

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions OTC Options, as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

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Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.  The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.  Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk — which the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

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Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Foreign Investments

Certain Underlying Funds may invest in equity and debt securities foreign issuers.

Equity securities include ADRs, EDRs and GDRs (collectively, “Depositary Receipts”), as described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the section entitled “Banking Industry and Savings Industry Obligations” discussion later in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic

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securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Certain of the Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see, “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and

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interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Certain Underlying Funds’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Depositary Receipts

Certain of the Underlying Funds may invest in depositary receipts, including American Depositary Receipts (“ADRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic

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Investment Bank.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. (See “Foreign Investments”)

Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by American Depositary Receipts listed, on such exchanges.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and

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foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the

42

imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Forward Currency Contracts

Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term

43

currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with their policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in an Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market

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conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Options on Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates

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move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Passive Foreign Investment Companies (“PFICs”)

Certain of the Underlying Funds may invest in securities of  PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Fund may invest may be rated below investment-grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain

46

obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact an Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which an Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the

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initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust’s Board.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential

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maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Underlying Fund’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The sub-adviser, in accordance with procedures established by the Board of Directors/Trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of Directors/Trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.

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This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that QIBs become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund.  (See “Borrowing” for further information on these limits.)  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.  The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.

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Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

To Be Announced (“TBA”) Sale Commitments

Certain of the Underlying Funds may invest in TBA Sale Commitments. TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so.  The Underlying Fund may realize short-term profits or losses upon such sales.

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Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, and money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following  investment restrictions are fundamental, which means they may be changed only with the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, defined in the 1940 Act  as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a shareholders’ meeting, if the holders of more than 50% of the Portfolio’s outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.  The investment objective and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental may be changed without shareholder approval.  All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio.

Unless otherwise indicated, the Portfolio may not:

1.               purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.               purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.               borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.               make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

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5.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

With respect to the Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification Standard and/or Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 10 calendar days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post its month-end June 30 holdings on July 11).  The Portfolio may also post its complete or partial portfolio holdings as of a specified date.

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

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Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view them on ING Groep’s website, along with the Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure::

•                  to the Portfolio’s independent registered public accounting firm named herein, for use in providing audit Opinions;

•                  to financial printers for the purpose of preparing the Portfolio’s regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P’s, such agencies may receive more raw data for the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of DSL, the Portfolio’s principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of DSL, and, if applicable, the Portfolio’s principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

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All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders.  The  Portfolio’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the  Portfolio, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

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Set forth in the table below is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Independent Trustees
Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007 - Present	Consultant, Glantuam Partners, LLC (January 2009 – Present); President, National Charity League/Canaan Parish Board (June 2008 – Present); and Consultant (January 2005 to Present).	[ ]	None.
John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 – Present

President, Bechtler Arts Foundation (January 2008 - Present). Formerly, Consultant (July 2007 – February 2008). President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007) and Executive Director, The Mark Twain House & Museum(5) (September 1989 – March 2006).

				[ ]	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 – Present	Consultant and President of Ravengate Partners LLC (January 2000 – Present).	[ ]	Wisconsin Energy Corporation (June 2006 – Present).
Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	November 2007 - Present	Retired. Formerly, Partner, PricewaterhouseCoopers, LLP.	[ ]	First Marblehead Corporation, (September 2003- Present).
J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 – Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	[ ]	Bankers Trust Company, N.A. (June 1992 – Present) and Midamerica Financial Corporation (December 2002 – Present).
Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 66	Trustee	January 2005 – Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 – June 2009).	[ ]	Assured Guaranty Ltd. ( April 2004 – Present) and Odyssey Re Holdings Corporation (November 2006 – Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	[ ]	Stillwater Mining Company (May 2002 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 63	Chairman and Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	[ ]	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustees who are “Interested Persons”
Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 63	Trustee	November 2007 - Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (July 2001 – December 2007).	[ ]	ING Canada Inc. (December 2004 – Present) and ING Bank fsb (June 2001 – Present).
Shaun P. Mathews(2)(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC(11) (November 2006 – Present); Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006),.	[ ]

ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(9), ING Funds Services, LLC(10), ING Investments, LLC(11) and ING Pilgrim Funding, Inc. (December 2005 – Present).

(1)                    Trustees serve until their successors are duly elected and qualified.  The tenure of each Trustee is subject to the Board’s retirement policy which states that each Independent Trustees shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after: (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age of 72 or has served as a Trustee for 15 years, whichever comes first, if that Trustee does not qualify for the retirement benefit.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)                    For purposes of this table (except for Mr. Mathews), “Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund;  ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds;  ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust. ING Partners, Inc.  For Mr. Mathews, the Fund complex also includes the following investment companies; ING Balanced Portfolio, Inc.;  ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund; ING Strategic Allocation Portfolios Inc.; ING Variable Funds; and ING Variable Portfolios, Inc. )    Mr. Mathews is also Trustee/Director of the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)                    The number of Funds in the ING Funds Complex as of March 31, 2010 was [      ].

(4)                    Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008.  BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios.  For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Portfolios for which these firms or their affiliates

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served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)                    Mr. Boyer held a seat on the Board of Trustees of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)                    Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc., subsidiaries of Legg Mason, Inc., act as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities

(7)                    Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)                    Messrs. Crispin and Mathews are deemed “Interested Persons” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

(9)                    ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(10)              ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(11)              ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

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Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2003 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2)  and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (March 2006 – July 2008) and ING Life Insurance and Annuity Company (March 2006 – December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present) Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (August 1995 – Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 - Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present).

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 36	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004).
Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).
Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).
Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 - Present

Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008); and Tax Senior, ING Funds Services, LLC(3) (January 2004 – March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly. Counsel, ING Americas, U.S. Legal Services (April 2003 –April 2008).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 33	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(12)         The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(13)         ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(14)         ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(15)         ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(16)         Directed Services LLC is the successor in interest to Directed Services, Inc.

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BOARD

The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency of  Board Meetings

The Board currently conducts regular meetings seven (7) times a year.  The Audit Committee, the Nominating and Governance Committee, and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are an “interested person,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee.

The Executive Committee held              (    ) meetings during the fiscal year ended December 31, 2009.

Audit Committee. The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee.  Mr. Earley and Mr. Drotch have been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held            (        ) meetings during the fiscal year ended December 31, 2009.

Compliance Committee  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance, and oversight of the CCO. The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include: determining the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee:  Ms. Baldwin and Messrs.  Boyer, Kenny, Vincent.

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Mr. Kenny currently serves as the Chairperson of the Compliance Committee.

The Compliance Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking an annual study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Board Members;  (7) overseeing the Board’s annual self-evaluation process; and (8) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the  Portfolio’s Secretary at 7337 E. Doubletree Ranch, Road, Scottsdale, AZ 85258-2034.  Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Trustee:  such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held        (    ) meetings during the fiscal year ended December 31, 2009.

Investment Review Committees The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Portfolio as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Mses. Chadwick and Pressler and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick serves as the

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Chairperson of the Domestic Equity Funds Investment Review Committee.

The Investment Review Committee for the Domestic Equity Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed Income Funds  currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Portfolios as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Baldwin and Messrs. Boyer, Kenny, Mathews, and Vincent. Mr. Boyer currently serves as Chairperson of the International/Balanced/Fixed-Income Funds Investment Review Committee.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held            (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion  of the Board, other agreements or plans involving the Portfolio.  The responsibilities of the Contracts Committee, include, among other things include:  (i) identifying the scope and format of information to be provided by service  providers in connection with applicable renewals; (ii) providing guidance to independent legal counsel  regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (iv) reporting to the Trustees its recommendations and decisions  regarding the foregoing  matters; (v) assisting in the preparation of a written record of the factors  considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (vi) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler currently serves as the Chairperson of the Contracts Committee.

The Contracts Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of portfolio shares includes ownership of a Variable Contract whose proceeds are invested in an ING Fund.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provision of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

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Trustees’ Portfolio Equity Ownership Positions

Set forth in the table below is information regarding each Trustee’s ownership of equity securities of the Portfolio and the aggregate holdings of shares of equity securities of all Portfolios of the Trust for the calendar year ended  December 31, 2009:

Name of Trustee	ING Franklin Templeton Founding Strategy Portfolio	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Trustees who are “Interested Persons”
Robert W. Crispin
Shaun P. Mathews

(1)     Held in a deferred compensation account and/or 401(k) account.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

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COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended. Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.

The Portfolio pays to each Trustee who is not an interested person of the Portfolio a pro rata share as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.  The pro rata share paid by the Portfolio is based on the Fund’s average net assets, as a percentage of all the funds managed by the Investment Advisers, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by the Investment Adviser regarding compensation of Trustees by the Portfolio and other funds managed by DSL and its affiliates for the fiscal year ending December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Portfolio do not receive any compensation from the Trust or any other funds managed by DSL or its affiliates.

Compensation Table

Name of Person, Position	ING Franklin Templeton Founding Strategy Portfolio	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees (1)(2)
Colleen D. Baldwin, Trustee(3)
John V. Boyer, Trustee
Patricia W. Chadwick, Trustee(3)
Robert Crispin, Trustee(4)	N/A	N/A	N/A	N/A
Peter S. Drotch, Trustee
J. Michael Earley, Trustee
Patrick W. Kenny, Trustee(3)
Shaun P. Mathews, Trustee(4)	N/A	N/A	N/A	N/A
Sheryl K. Pressler, Trustee(3)
Roger B. Vincent, Trustee(3)

(1)          Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

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(2)          Represents compensation for        portfolios (total in the Fund Complex as of December 31, 2009).

(3)          During fiscal year ended December 31, 2009, Colleen Baldwin, Patricia Chadwick, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $[   ], $[    ], $[    ], $[   ] and $[    ] of their compensation, respectively, from the Fund Complex.

(4)          “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and DSL.  Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

Retirement Benefit

The Portfolio has adopted a retirement policy under which any Trustee who, as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Trustee: (i) retires in accordance with the retirement policy; (ii) dies; or (iii) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

Control Persons and Principal Shareholders

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund Variable Contracts and Qualified Plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies.

As of April     , 20    the Trustees and officers of the Trust owned less than     % of the outstanding shares of the Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the Portfolio in that certain of their separate accounts hold more than 25% of the shares of these series.

As of April     , 2010, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Fund

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ADVISER

DSL serves as the adviser to the Portfolio pursuant to an advisory agreement between DSL and the Trust (“Advisory Agreement”).  DSL is a Delaware limited liability corporation that is an indirect, wholly-owned subsidiary ING Groep.  DSL is registered with the SEC as an investment adviser.

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), the adviser to the Portfolio, was reorganized into a limited liability corporation and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s current advisory contracts were assumed by DSL. DSL began providing investment management services in January 2007 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

Pursuant to the Advisory Agreement, DSL, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio.  The services include, but are not limited to: (i) coordinating for the Portfolio, at DSL’s expense, all maters relating to the operation of the Portfolio, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at DSL’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSL of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by DSL of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at DSL’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement.  Other responsibilities of  DSL are described in the Prospectuses.

The Trust and DSL have received an exemptive order from the SEC that allows DSL to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  DSL remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

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DSL shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreement, DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of the Portfolio’s assets and the purchase and sale of portfolio securities for the Portfolio in the event that at any time no sub-adviser is engaged to manage the assets of the Portfolio.

After an initial term of two years, the Advisory Agreement between DSL and the Trust shall continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Trust’s outstanding shares voting as a single class;  provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of DSL by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by DSL on 60 days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

For information regarding the basis for the Board’s approval of the investment advisory relationship, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

The Trust does not pay DSL an advisory fee for services rendered to the Portfolio.

Conflict of Interest

The Adviser may also be subject to other conflicts of interest.  The Adviser’s insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders.  An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including the Portfolio, or may believe that the Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk.  While the investment process is intended to produce allocation decisions that are in the best interest of the Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

The Adviser had informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interest of the shareholders of the Portfolio.  Nonetheless, investors bear the risk that the Adviser’s allocation decisions may be affected by its conflict of interest.

EXPENSE LIMITATION AGREEMENT

The Adviser has entered into an expense limitation agreement with the Portfolio pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets subject to possible recoupment by the Adviser within three years.

ADV Class	Class I	Class S
1.50%	0.90%	1.15%

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The expense limitation agreement provides that the expense limitation shall continue until May 1, 2011. The Portfolio’s expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the DSL at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for the Portfolio pursuant to an administrative services agreement (“Administrative Services Agreement”).  The administrative services performed by the Administrator include acting as a liaison among the various service providers to the  Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares.  The Administrator is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements with the investment policies and restrictions of the Portfolio.  According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the Portfolio.

For the fiscal year ended December 31, 2009, the Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)		Fees received by the Administrator (in dollars)
	[ ]	%	$	[ ]

For the fiscal year ended December 31, 2008, the Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING Franklin Templeton Founding Strategy Portfolio	0.05%	$350,723

For the fiscal year ended December 31, 2007, the Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING Franklin Templeton Founding Strategy Portfolio(1)	0.05%	$70,860

(1)          Franklin Templeton Founding Strategy Portfolio commenced operations on April 30, 2007.  Reflects the eight-month period  from April 30, 2007 to December 31, 2007.

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DISTRIBUTION OF TRUST SHARES

The Distributor serves as the Portfolio’s principal underwriter and distributor.  The Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  The Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSL in connection with the distribution or sale of the shares.  The Distributor, like DSL, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI.  Therefore, the Distributor may be deemed to be an affiliate of the Portfolio.  DSL may, from its own resources, compensate the Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  The Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into three classes:  Class ADV, Class I and Class S Class shares.  Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (i) each class has a different designation; (ii) each class of shares bears any expenses attributable to that class; and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, Class ADV, Class I and Class S  Class shares have the features described below:

Class ADV shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  The Distributor has agreed to waive 0.15% of the distribution fee for Class ADV shares.  The expense waiver will continue through at least May 1, 2011. The Trust will notify shareholders if it intends to pay the Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing  fee or a Rule 12b-1 distribution fee.

Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Shareholder Service and Distribution Plan (Class ADV Shares)

The Trust has adopted a Shareholder Service and Distribution Plan for the Class ADV shares of the Portfolio effective January 1, 2007.  Under the Shareholder Service and Distribution Plan, the Trust may pay to The Distributor a shareholder service fee (“Service Fee”) at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Portfolio’s Class ADV shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolio.  The Shareholder Service and Distribution Plan provides that the Class ADV shares of the Portfolio shall pay a distribution fee (the “Distribution Fee”) for distribution services, including payments to the Distributor, at annual rates not to exceed 0.50% of the average daily net assets of the Portfolio for distribution services.  The Shareholder Service and Distribution Plan permits the

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Portfolio to pay marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolio and for shareholder services provided by securities dealers (including the Distributor) and other financial intermediaries and plan administrators (“financial service firms”) in accordance with Rule 12b-1 under the 1940 Act on behalf of the Class ADV shares of the Portfolio.

Since the Shareholder Service Fees and Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Shareholder Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are not directly linked to its expenses).  The Class ADV shares of the Portfolio are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. The Portfolio’s Class ADV shares are entitled to exclusive voting rights with respect to matters concerning the Shareholder Service and Distribution Plan.

Shareholder services payable under the Shareholder Service and Distribution Plan include, but are not limited to, the following costs:  (i) acting as the shareholder of record; processing purchase and redemption orders; (ii) maintaining participant account records; (iii) answering participant questions regarding the Portfolio; (iv facilitating the tabulation of shareholder votes in the event of a meeting; (v) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolio and to service providers; (vi) providing shareholder support services; and (vii) providing other services to shareholders, plan participants, plan sponsors and plan administrators.   The Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

The Shareholder Service and Distribution Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the Class ADV shares of the average daily net assets of the Portfolio attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the Shareholder Service and Distribution Plan include, but are not limited to, the following costs: (i) printing and mailing prospectuses and reports to prospective variable contract owners; (ii) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (iii) holding seminars and sales meetings designed to promote sales of the Portfolio’s shares; (iv) obtaining information and providing explanations to Variable Contract owners regarding the Portfolio’s investment objectives and policies and other information about the Portfolio; (v) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (vi) training sales personnel regarding the Portfolio; (vii) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the Portfolio’s accounts; and (viii) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio’s shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Shareholder Service and Distribution Plan.  The Shareholder Service and Distribution Plan is subject to annual approval by the Board, including a majority of the Board who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Shareholder Service and Distribution Plan, cast in-person at a meeting called for that purpose.  The Shareholder Service and Distriution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio.  The Shareholder Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio.  Once terminated, no further payments shall be made under the Shareholder Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Shareholder Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolio.  These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

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Shareholder Service Plan (Class S Shares)

The Trust has entered into a Shareholder Service Plan on behalf of the Class S shares of the Portfolio effective January 1, 2007.  Under the Shareholder Services Plan, the Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolio; and provide such other related services as the Portfolio or a shareholder may request.  The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from the Portfolio’s Class S shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the Portfolio’s shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Portfolio for the fiscal period ended December  31, 2009 were as follows:

Distribution Fees

Portfolio	Class ADV		Class I		Class S
ING Franklin Templeton Founding Strategy
Advertising	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]
Broker Servicing	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]

Shareholder Service Fees

	Shareholder Services Agreement
Portfolio	2009		2008	2007(1)
ING Franklin Templeton Founding Strategy
ADV Class	$	[ ]	$8	$5
Class S	$	[ ]	$1,753,041	$354,284

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	Shareholder Services Agreement
Portfolio	2009		2008	2007(1)
ING Franklin Templeton Founding Strategy
Class I	$	[ ]	—	—

(1) Franklin Templeton Founding Strategy Portfolio commenced operations on April 30, 2007.  Reflects the eight-month period  from April 30, 2007 to December 31, 2007.

CODE OF ETHICS

The Portfolio’s Board, the Adviser, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares.  The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis.  ING Investment Management Co. has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the  Portfolio’s portfolio securities.  The proxy voting procedures provide that funds-of-funds, including the  Portfolio, will “echo” vote their interests in Underlying Funds.  This means that, if a  Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to DSL the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to DSL, the Board has also approved DSL’s proxy voting procedures, which require DSL to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the  Portfolio, including procedures of DSL, is attached hereto as Appendix B.  Information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser or Sub-adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Portfolio’s Board, the Adviser or Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers

(1) For purposes of this section, the discussion relating to investment decisions made by the Adviser or Sub-Adviser with respect to the Portfolio also includes investment decisions made by the adviser or a sub-adviser with respect to an Underlying Fund. For convenience, only the terms Adviser, Sub-Adviser and Portfolio are used.

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or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or the Adviser otherwise assumes day to day management of the Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Adviser’s or the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or the Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Adviser Selects Broker-Dealers

The Adviser or Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Adviser or Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in

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evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or Sub-Adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for the Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of the Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or Sub-Adviser from its own Portfolio, and not by portfolio commissions paid by the Portfolio.

Benefits to the Adviser of a Sub-Adviser- Research products and services provided to the Adviser or Sub-Adviser by broker-dealers that effect securities transactions for the Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or Sub-Adviser in connection with the Portfolio.  Some of these products and services are also available to the Adviser or Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Adviser’s or Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Portfolio when selecting

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a broker-dealer for Portfolio transactions, and neither the Portfolio nor a Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, and reorganizations of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the Portfolio.  The Portfolio, the Adviser, or Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolio seeks to acquire (or dispose of) the same security at the same time, the Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

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Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

[For the fiscal years ended December 31, 2009, 2008 and 2007, no brokerage commissions were paid by the Portfolio.]

[For the fiscal years ended December 31, 2009, 2008 and 2007, no commissions were paid by the Portfolio.]

The Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of DSL without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by the Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of DSL, if applicable, where, in the judgment of the Adviser such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.  Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract with the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

SEC rules further require that commissions paid to such an affiliated broker-dealer by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of the Adviser, adviser to the Trust as of December 31, 2009:  Bancnorth Investment Group, Inc., Clarion Capital, LLC, Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING Alternative Asset

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Management LLC, ING America Equities, Inc., ING Clarion Partners, LLC, ING Clarion Real Estate Securities, L.P., ING Direct Funds Limited, ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Advisors, LLC, ING Investment Management Advisors B.V., ING Investment Management Asia/Pacific (Hong Kong) LTD., ING Investment Management Co., ING Investment Management LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, Pomona Management LLC, d/b/a, Pomona Capital, Prime Vest Financial Services, Inc., ShareBuilder Advisors, LLC, ShareBuilder Securities Corporation and Systematized Benefits Administrators, Inc.

Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.  (See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses.)  The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer

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itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of

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Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio, in advertisements or sales literature.  In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Since the Portfolio had not commenced operations as of the date of this SAI, no performance information is provided.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are ING Franklin Templeton Founding Strategy Portfolio’s average annual total returns for the periods indicated for each year ended December 31, 2009:

Portfolio	1 Year	5 Years	10 Years	Since Inception (4/30/07)
ING Franklin Templeton Founding Strategy
ADV Class		N/A	N/A
Class I		N/A	N/A
Class S		N/A	N/A

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other

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indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including: (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning DSL or affiliates of the Trust, including: (i) performance rankings of other mutual funds managed by DSL, or the individuals employed by DSL, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by DSL.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account.  Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Variable Contract and to the Adviser and its affiliates in connection with the creation or management of the Portfolio.  Shares will generally not be offered to other investors.

The Portfolio intends to qualify annually, to be taxed as a regulated investment company (“RIC”) under provisions of Subchapter M of the Code.  To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following: (i) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in

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securities or those currencies (“Income Requirement”); (ii) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships.  If the Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then: (i) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified”; and (ii) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of: (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year; over (ii) the premiums paid under the contract during the taxable year.  In addition, if the Portfolio does not constitute a Closed Fund,

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the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a Variable Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the Underlying Fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the Internal Revenue Service (“IRS”), there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfies the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of the Portfolio.  All investment decisions concerning the Portfolio must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with Veterans Administration Contracts.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.

You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, and corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h),

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see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive; or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in the Portfolio when the Portfolio invests in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

REITs - Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income; and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

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The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 62 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.

Voting Rights

Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

Shares of the Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts.  Shares of the Portfolio are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically

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possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolio, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of the Portfolio at any time.  In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

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CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolio.  KPMG LLP provides audit and tax services, assistance and consultation in connection with the SEC filings.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the fiscal year ended December 31, 2009 are included in the Portfolio’s annual and unaudited semi-annual shareholder reports and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Ratings Services (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

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DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may

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be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

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2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

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taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees

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when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

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Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax

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existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

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Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

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Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

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•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

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Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

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Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

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Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

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OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

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Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

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Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

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Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of

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such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

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•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance

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shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

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Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

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Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised

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by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

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or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

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Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s

B-45

standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

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Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

B-47

•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST
7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING Oppenheimer Active Allocation Portfolio

Service Class (“Class S”) Shares

Class/Ticker: S/IOAAX

This Statement of Additional Information (“SAI”) relates to ING Oppenheimer Active Allocation Portfolio (“Portfolio”), a series of ING Investors Trust (“Trust”).  The prospectus for the Portfolio dated April 30, 2010 (“Prospectus”), that provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address listed above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectus dated April 30, 2010, which has been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on information contained in the Prospectus and any supplements thereto.  The Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Portfolio’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above. Capitalized terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolio may also sell its shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolio, as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio.  Shares of the Portfolio are currently offered to separate accounts (“Separate Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	4
HISTORY OF THE TRUST	4
SUPPLEMENTAL DESCRITIPN OF PORTFOLIO INVESTMENTS AND RISKS	4
INVESTMENTS, STRATEGIES AND RISKS	4
INVESTMENT RESTRICTIONS	56
PORTFOLIO TURNOVER	58
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	58
MANAGEMENT OF THE TRUST	59
ADVISER	72
SUB-ADVISER	73
SUB-ADVISORY FEES	74
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS	74
EXPENSE LIMITATION AGREEMENT	76
ADMINISTRATOR	76
DISTRIBUTION OF TRUST SHARES	77
CODE OF ETHICS	78
PROXY VOTING PROCEDURES	79
PORTFOLIO TRANSACTIONS	79
NET ASSET VALUE	84
PERFORMANCE INFORMATION	86
TAXES	88
OTHER INFORMATION	91
CUSTODIAN	93
TRANSFER AGENT	93
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	93
LEGAL COUNSEL	93
REGISTRATION STATEMENT	93
FINANCIAL STATEMENTS	93
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B:

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Portfolio’s Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company.

The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust currently has          portfolios. However, not all portfolios offered are contained in this SAI. This SAI pertains only to ING Oppenheimer Active Allocation Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

The Portfolio is “diversified” within the meaning of the Investment Company Act of 1940, as amended, (“1940 Act”).  In order to qualify as diversified, the Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Strategies and Risks

The Portfolio normally invests all of its assets in shares of mutual funds managed by OppenheimerFunds, Inc (“Underlying Funds”), as described in the Prospectus. The investment techniques described below may be pursued directly by the Underlying Funds.  From time to time, the Portfolio may also invest in the securities of individual issuers directly, as described below.  The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the Underlying Funds.  However, the Portfolio may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment.  The Portfolio is also subject to the risks described below indirectly through its investment in the Underlying Funds.

Unless otherwise noted, the Portfolio or an Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the investment adviser, ING Investments, LLC (“ING Investments“ or “Adviser”) or the sub-adviser, OppenheimerFunds, Inc (“OppenheimerFunds” or “Sub-Adviser”) reasonably believes is compatible with the investment objectives and polices of the Portfolio.

Equity Investments

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

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Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stocks, warrants or other securities exchangeable for shares of common stocks.  In selecting equity investments for an Underlying Fund, the Sub-Adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible and Synthetic Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  An Underlying Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization (“NRSRO”), and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer and the dynamics of the business climate when the offer or proposal is in progress.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may

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be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Initial Public Offerings (“IPOs”)

IPOs occur when the company first offers its securities to the public.  Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs.  IPOs occur when a company’s securities at the time the company first offers securities to the public, that is, at the time of the company’s IPO.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, an Underlying Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to an Underlying Fund’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when an Underlying Fund’s asset bases are small.  Consequently, IPOs may constitute a significant portion of an Underlying Fund’s returns particularly when the Underlying Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on an Underlying Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic

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alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of shares of an Underlying Fund invested in the Internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Master Limited Partnerships (“MLPs”)

Certain of the Underlying Funds may invest in MLPs. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they may also finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations.

Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio and certain of the Underlying Funds may invest in shares issued by other investment companies, including exchange-traded funds, to the extent permitted by the 1940 Act and the rules, regulations, and exemptive orders thereunder. For so long as shares of the Portfolio are purchased by another portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section

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12(d)(1)(G) of the 1940 Act.

An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (iii) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange-traded funds (“ETFs”) are investment companies whose goals are to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

iShares MSCI Index Shares (“iShares”) were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded fund traded on the American Stock Exchange (“AMEX”).  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange-Traded Funds.”)

Standard & Poor’s Despositary Receipts (“SPDRs”) are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

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Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of an Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of an Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of

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projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s adviser affiliates or clients of an Underlying Fund’s sub-adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Special Situations Companies

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Underlying Funds may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.

Stock purchase rights are frequently used outside of the United States as a means of raising additional capital

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from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Fixed-Income Investments

Adjustable Rate Mortgage Securities (“ARMS”)

Certain of the Underlying Funds may invest in “ARMS”. ARMS are a form of a pass-through mortgage security collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of the Portfolio, the National Median Cost of the Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

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Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Underlying Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Certain asset-backed instruments such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others are designed to allocate risk from pools of assets.  Some of these instruments may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which instruments have exposure to subprime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may

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not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Banking Industry and Savings Industry Obligations

Certain of the Underlying Funds may invest in: (i) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in; (ii) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in certificates of deposit (interest bearing time deposits) issued by S&Ls.  The Underlying Funds may invest in certificates of deposit issued by S&Ls that have capital, surplus, and undivided profits in excess of $100 million based on the latest published reports; or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.  Certain Underlying Funds may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Investments” discussion in this SAI for further information regarding risks attendant with investments in foreign securities.)

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits: (i) which are not subject to prepayment; or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)            the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s Investors Service, Inc. (“Moody’s) or Standard and Poor’s Ratings Services (“S&P’s”), or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Sub-Adviser, similar

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creditworthiness to institutions having outstanding securities so rated;

(ii)         in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)      in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations (“CDOs”)

Certain of the Underlying Funds may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to

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qualify for Rule 144A transactions under the Securities Act of 1933 (“Rule 144A Securities”).  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

Certain of the Underlying Funds may invest in CMOs.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal National Mortgage Association (“FNMA”) (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, and Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1- to 270-days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates

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of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

The Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P’s; (ii) if not rated by either Moody’s or S&P’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the Sub-Adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or S&P’s; the Underlying Fund may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and S&P’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectus or in this SAI.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds may invest only in debt securities that are investment-grade, i.e., rated BBB or better by S&P or Baa or better by Moody’s, or, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

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New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or S&P do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s adviser.

Credit-Linked Notes (“CLN”)

Certain of the Underlying Funds may invest in CLN. A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered

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into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment

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restriction relating to the lending of funds or assets.

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Floating or Variable Rate Securities

Certain of the Underlying Funds may invest in floating and/or variable rate securities. Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  The interest rate on floating or variable rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Floating or variable rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have floating or variable interest rates, may be

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accompanied by puts producing similar results and price characteristics.

Government National Mortgage Association (“GNMA”) Certificates

Certain of the Underlying Funds may invest in GNMA Certificates.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans Administration-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts (“GICs”)

Certain of the Underlying Funds may invest in GICs.  GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other

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instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by S&P’s, or, if not rated by Moody’s or S&P’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Funds’ shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

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Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds.  Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage, is held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Loan Participations and Assignments

Certain of the Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the

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corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  (See “U.S. Government Securities”)

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency -these instruments may not be liquid.

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Municipal Lease Obligations and Certificates of Participation

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one NRSRO; (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.

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The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

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Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Stripped Mortgage-Backed Securities (“SMBS”)

Certain of the Underlying Funds may invest in SMBS. SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Funds’ limitations on investment in illiquid securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights

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associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available; interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

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The Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

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Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and are treated by the Underlying Funds as a debt instrument. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA) certificates, described in the section on “Mortgage-Backed Securities,” and FHA debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, the Federal Land Banks, FHA, FNMA, FHLMC, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate

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repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

In September 2008, the FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve the FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to the FNMA and FHLMC:  (1) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (2) the establishment of a new secured lending credit facility that was available to the FNMA and FHLMC until December 2009; and (3) a temporary program to purchase FNMA and FHLMC mortgage-backed securities that was expected to continue until December 2009.  More recently, it was announced that purchase of FNMA and FHLMC mortgage-backed securities are expected to continue through the first quarter 2010.  No assurance can be given that the purposes of the conservatorship and related actions under the authority of the FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Derivatives

The Portfolio and certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

Transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

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The success of transactions in derivative instruments depends on the Sub-Adviser’s or he Underlying Funds’ adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the Sub-Adviser or Underlying Funds’ adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio or Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. The Portfolio or Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

The Portfolio and certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s or Underlying Funds’ adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with the Portfolio or an Underlying Fund’s investments, the use of derivatives could result in a loss to the Portfolio or an Underlying Fund and may, in turn, increase the Portfolio or an Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

The Underlying Funds have claimed an exemption from the definition of an Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or

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greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

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Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the S&P 500® Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(i)             When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)   forego possible price appreciation;

(b)   create a situation in which the securities would be difficult to repurchase; or

(c)   create substantial brokerage commissions.

(ii)            When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

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(iii)           To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Stock index futures might also be purchased:

(i)             If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(ii)            to close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of an Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options (see this SAI for a discussion of other strategies involving futures and futures options.)

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the

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original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

Investment in Gold and Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments.  Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were

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above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of an Underlying Fund’s return (positive or negative).

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Indexed Securities

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

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There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange.  Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated.  Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Options on Securities

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the

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right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Options on Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options (“OTC Options”)

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign OTC Options, as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

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Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from

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those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the

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underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Foreign Investments

Certain of the Underlying Funds may invest in equity and debt securities of foreign issuers.

Equity securities include ADRs, EDRs and GDRs (collectively, “Depositary Receipts”), as described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the section entitled “Banking Industry and Savings Industry Obligations” in this SAI for a further description of these securities)

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restricts, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and

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rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Certain of the Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its

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debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Certain Underlying Funds’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Depositary Receipts

Certain of the Underlying Funds may invest in depositary receipts, including American Depositary Receipts (“ADRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “un-sponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an un-sponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of un-sponsored depositary receipts generally bear all the costs of the un-sponsored facility.  The depositary of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying un-sponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. (See “Foreign Investments”)

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Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts (“ADRs”) listed, on the New York Stock Exchange (“NYSE”) or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

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Foreign Currency Transactions

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related

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securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Forward Currency Contracts

Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser or Underlying Funds’ adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Funds’ securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Funds’ securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign

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currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Funds’ entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Underlying Fund’s policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.

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If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Options on Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained

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from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Options on Swap Agreements

The Portfolios may enter into options on swap agreements (““swap options”“).  A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.  A Portfolio intends to use these transactions as hedges and not as speculative investments.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether a Portfolio’’s use of swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Passive Foreign Investment Companies (“PFICs”)

Certain of the Underlying Funds may invest in securities of PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Funds’ assets may be invested in such securities.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Fund may invest may be rated below investment-grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in

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terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares.  In the event an Underlying Fund borrows, the Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying

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Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A covered roll is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not covered rolls.  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  Covered rolls are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Funds’ investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving

52

additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Sub-Adviser believes that such a disposition is consistent with the Portfolio’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser or Underlying Funds’ adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The Sub-Adviser or Underlying Funds’ adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Funds’ Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily

53

marketable, would exceed that Underlying Funds’ limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of directors/trustees, based upon information and recommendations provided by the adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund (see “Borrowing” for further information on these limits).  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the adviser believes that a decline in the price of a particular security or group of securities is likely.

54

The Underlying Funds’ obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.  Short Sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

To Be Announced (“TBA”) Sale Commitments

Certain of the Underlying Funds may invest in TBA Sale Commitments. TBA Sale Commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain

55

or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so.  The Underlying Fund may realize short-term profits or losses upon such sales.

Temporary Defensive Investments

For temporary and defensive purposes, the Underlying Funds may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment-grade debt instruments, and money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are fundamental, which means they may be changed only with the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the Portfolio’s outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.  The investment objective and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental may be changed without shareholder approval.  All percentage limitations apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio.

Unless otherwise indicated, the Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more

56

management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

(d)                                 purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(e)                                  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

(f)                                    make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               purchase or sell real estate, except that the Portfolio may:  (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolio with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolio without receiving prior shareholder approval of the change.

With respect to the Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

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PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 10 calendar days after the end of the previous month.  The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., the Portfolio will post its month-end June 30 holdings on July 11). The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of eacj month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view them on ING Groep’s website, along with the Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of Variable Contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                                     to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•                                     to financial printers for the purpose of preparing the Portfolio’s regulatory filings, on an as-needed basis;

•                                     for the purpose of due diligence regarding a merger or acquisition;

•                                     to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•                                     to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                                     to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•                                     to service providers, such as proxy voting and class action services providers, on a daily basis, in

58

connection with their providing services benefiting the Portfolio; or

•                                     to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of the Portfolio’s adviser, principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders.  The Portfolio’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

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Set forth in the table below is information about each Trustee:

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees

Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007 - Present	Consultant, Glantuam Partners, LLC (January 2009 — Present); President, National Charity League/Canaan Parish Board (June 2008 — Present); and Consultant (January 2005 - Present). .	[ ]	None.

John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 —Present

President, Bechtler Arts Foundation (January 2008 — Present). Formerly, Consultant (July 2007 — February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007), and Executive Director, The Mark Twain House & Museum(5)  (September 1989 — March 2006).

				[ ]	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 —Present	Consultant and President of Ravengate Partners LLC (January 2000 — Present).	[ ]	Wisconsin Energy Corporation (June 2006 — Present).

Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Trustee	November 2007 - Present	Retired. Formerly, Partner, PricewaterhouseCoopers, LLP.	[ ]	First Marblehead Corporation, (September 2003- Present).

J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 — Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 — December 2008).	[ ]	Bankers Trust Company, N.A. (June 1992 — Present) and Midamerica Financial Corporation (December 2002 — Present).

Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	January 2005 —Present	President and Chief Executive Officer, International Insurance Society (June 2001 — Present).	[ ]	Assured Guaranty Ltd. (April 2004 — Present) and Odyssey Re Holdings Corporation (November 2006 — Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 —Present	Consultant (May 2001 — Present).	[ ]	Stillwater Mining Company (May 2002 — Present).

Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Chairman and Trustee	January 1994 — Present	President, Springwell Corporation (March 1989 — Present).	[ ]	UGI Corporation (February 2006 — Present) and UGI Utilities, Inc. (February 2006 — Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Trustees who are “Interested Persons”

Robert W. Crispin(8) 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 Age: 63	Trustee	November 2007 — Present	Retired. Formerly, Chairman and Chief Investment Officer, ING Investment Management Co. (July 2001 — December 2007).	[ ]	ING Canada Inc. (December 2004 — Present) and ING Bank fsb (June 2001-Present).

Shaun P. Mathews(2)(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 — Present	President and Chief Executive Officer, ING Investments, LLC(11) (November 2006 — Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 — November 2006).	[ ]

ING Services Holding Company, Inc. (May 2000 — Present); Southland Life Insurance Company (June 2002 — Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(9), ING Funds Services, LLC(10), ING Investments, LLC(11) and ING Pilgrim Funding, Inc. (December 2005 — Present).

(1)  Trustees serve until their successors are duly elected and qualified.  The tenure of each Trustee is, subject to the Board’s retirement policy which states that each Independent Trustee shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 72.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  For purposes of this table (except for Mr. Mathews), “Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Industrials and Materials Fund, ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust;  and ING Partners Inc.  Mr. Mathews is also Trustee/Director of the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)  The number of Funds in the ING Funds Complex is [      ] as of March 31, 2010.

(4) Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008.  BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios.  For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Portfolios for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5) Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6) Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial

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Management, Inc., subsidiaries of Legg Mason, Inc. act as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities.

(7)  Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002.  Mr. Vincent no longer has beneficial ownership of those shares.

(8)  Messrs. Crispin and Mathews are deemed an “interested persons” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

(9) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(10) ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(11) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

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Information about the Trust’s Officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 — Present

President and Chief Executive Officer, ING Investments, LLC(2)  (November 2006 — Present).  Formerly, President, ING Mutual Funds and Investment Products (November 2004 — November 2006) and Chief Marketing Officer, ING USFS (April 2002 — October 2004).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2003 — Present	Executive Vice President, ING Investments, LLC(2) (July 2000 — Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 — Present).

Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 — Present

Head of Mutual Fund Platform (February 2007 — Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 — Present).  Formerly, Executive Vice President, Head of Product Management (January 2005 — January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 — December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2)  (December 2001 — March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice President Chief Compliance Officer	March 2006 — Present November 2004 — Present

Chief Compliance Officer of the ING Funds (November 2004 — Present) and Executive Vice President of the ING Funds (March 2006 — Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 — July 2008 and October 2009 — Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 — July 2008 and October 2009 - Present). Formerly, Investment Adviser Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 — December 2006).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 — Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 — March 2005).

Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 — Present	Senior Vice President, ING Investments, LLC(2) (October 2003 — Present).

Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 — Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 — Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 — May 2006).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

William Evans 10 State House Square Hartford, Connecticut 06103 Age: 36	Vice President	September 2007 — Present

Vice President, Head of Manager Research and Selection Group (April 2007 — Present).  Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 — May 2005).

Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Vice President Treasurer	November 1999 — Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 — Present) and ING Investments, LLC(2) (August 1997 — Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Service, LLC(3) (February 1996 — Present); and Director of Compliance, ING Investments, LLC(2)  (October 2004 — Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 — Present	Vice President, ING Funds Services, LLC(3) (September 2004 — Present).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 — Present	Vice President, ING Funds Services, LLC(3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 — Present	Vice President, ING Funds Services, LLC(3) (March 2006 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 - Present

Assistant Vice President — Director of Tax, ING Funds Services LLC(3) (March 2008 — Present).  Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 — March 2008) and Tax Senior, ING Funds Services, LLC(3) (January 2004 — March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Secretary	August 2003 — Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present).

Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 47	Assistant Secretary	August 2003 — Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008- Present). Formerly, Associate, Ropes & Gray LLP (September 2005 — February 2008).

(1)                                  The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)                                  ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)                                  ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)                                  Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)                                  ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

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Board

The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings seven (7) times a year.  The Audit Committee, the Nominating and Governance Committee, and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee.  The Board has established an Executive Committee, whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

The Executive Committee held              (      ) meetings during the fiscal year ended December 31, 2009.

Audit Committee.  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee. Mr. Drotch and Mr. Early have been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held        (    ) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee: Messrs. Boyer, Kenny and Vincent and Ms.

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Baldwin.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

The Compliance Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking an annual study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Board Members;  (vii) overseeing the Board’s annual self-evaluation process; and (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Portfolio’s Secretary at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held        (    ) meetings during the fiscal year ended December 31, 2009.

Investment Review Committees.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” of the Portfolio as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:

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Mses. Chadwick and Pressler and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick serves as the Chairperson of the Domestic Equity Funds’ Investment Review Committee.

The Investment Review Committee for the Domestic Equity Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person,” of the Portfolio as defined in the 1940 Act, of the Funds. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the International/Balanced/Fixed Income Funds’ Investment Review Committee.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolio.  The responsibilities of the Contracts Committee include, among other things:  (i) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (vi) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler currently serves as the Chairperson of the Contracts Committee.

The Contracts Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by the ING entities at all times (“Policy”). For this purpose, beneficial ownership of the Portfolio’s shares includes ownership of a Variable Contract whose proceeds are invested in an ING Fund.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of a fund’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors

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and any provision of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

Set forth in the table below is information regarding each Trustee’s ownership of equity securities of the Portfolio and the aggregate holdings of shares of equity securities of all Portfolios of the Trust for the calendar year ended December 31, 2009:

Dollar Range of Equity Securities in the
Portfolio as of December 31, 2009

Name of Trustee	ING Oppenheimer Active Allocation Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin	N/A	$10,000 - $50,000(1)
John V. Boyer	N/A	$50,000 - $100,000
Patricia W. Chadwick	N/A	$10,000 - $50,000(2)
Peter S. Drotch	N/A	$50,000 - $100,000
J. Michael Earley	N/A	Over $100,0000
Patrick W. Kenny	N/A	$10,000 - $50,000 and $50,000 - $100,000(1)
Sheryl K. Pressler	N/A	Over $100,000
Roger B. Vincent	N/A	Over$100,000 and Over $100,000(1)
Trustees who are “Interested Persons”
Robert W. Crispin	N/A	N/A
Shaun P. Mathews	N/A	Over $100,000 and $10,000 - $50,000(1)

(1) Held in a deferred compensation account and/or 401(k) account.

(2) [As of January 9, 2009, Ms. Chadwick had over $100,000 in the equity securities of the ING Funds.]

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

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Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for committee chairs, and additional compensation for attendance at regularly scheduled meetings. The Board may, from time to time, designate other meetings as subject to compensation.

Effective January 1, 2010, the Portfolio pays each Trustee who is not an interested person of the Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) 15(c) Contract Review meetings, and any other meetings as designated by the Board): and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to January 1, 2010, the Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retain of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

The following table sets forth information provided by the Adviser, regarding compensation of Trustees by the Portfolio and other portfolios managed by the Adviser and its affiliates for the fiscal year ended December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Adviser or its affiliates.

Compensation Table

Name of Person, Position	ING Oppenheimer Active Allocation Portfolio	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees(1)(2)
Colleen D. Baldwin(3) Trustee	[ ]	N/A	N/A	[ ]
John V. Boyer Trustee	[ ]	N/A	N/A	[ ]
Patricia W. Chadwick(3) Trustee	[ ]	N/A	N/A	[ ]
Robert W. Crispin(4) Trustee	[ ]	N/A	N/A	[ ]
Peter S. Drotch Trustee	[ ]	N/A	N/A	[ ]
J. Michael Earley Trustee	[ ]	N/A	N/A	[ ]

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Name of Person, Position	ING Oppenheimer Active Allocation Portfolio	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees(1)(2)
Patrick W. Kenny(3) Trustee	[ ]	N/A	N/A	[ ]
Shaun P. Mathews(4) Trustee	[ ]	N/A	N/A	[ ]
Sheryl K. Pressler(3) Trustee	[ ]	N/A	N/A	[ ]
Roger Vincent(3) Trustee	[ ]	N/A	N/A	[ ]

(1)       Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2)       Represents compensation for        funds (total in Fund Complex as of December 31, 2009).

(3)       During fiscal year ended December 31, 2008, Colleen Baldwin, Patricia Chadwick, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $[    ], $[    ], $[    ], $[    ]and $[    ]of their compensation, respectively from the Fund Complex.

(4)     “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of Directed Services LLC, ING Investments, LLC and ING Funds Distributor, LLC.  Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

Retirement Benefit

The Portfolio has adopted a retirement policy under which any Trustee who, as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Trustee: (i) retires in accordance with the retirement policy; (ii) dies; or (iii) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

Control Persons and Principal Shareholders

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund Variable Contracts, to Qualified Plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies.

As of April     , 2009, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the

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Portfolio in that certain of their separate account hold more than 25% of the shares of these series.

As of April     , 2010, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Fund

ADVISER

ING Investments serves as the adviser to the Portfolio pursuant to a management agreement between ING Investments and the Trust (“Advisory Agreement”). ING Investments’ principal address is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  ING Investments is an indirect, wholly-owned subsidiary ING Groep, a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services on April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.  On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC.  On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio.   The services include, but are not limited to:  (i) coordinating for the Portfolio, at ING Investments’ expense, all matters relating to the operation of the Portfolio, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at ING Investments’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement.  Other responsibilities of ING Investments are described in the Prospectus.

The Adviser shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to the Portfolio so long as it is approved annually by:  (i) the holders of a majority of the

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outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board; and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by ING Investments on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

Approval of the Advisory Agreement

For information regarding the basis for the Board’s approval of the investment advisory relationship and investment sub-advisory relationship, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Advisory Fees

As compensation for its services under the Advisory Agreement, the Portfolio pays the Adviser a monthly fee in arrears and is expressed as an annual percentage of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Advisory Fee
ING Oppenheimer Active Allocation Portfolio	0.25%

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolio paid to the Advisers for the last three fiscal years ended December 31:

Portfolio	2009	2008		20067
ING Oppenheimer Active Allocation		$3,183	(1)	N/A

(1) The Portfolio commenced operations on October 2, 2008.  Reflects the period from October 2, 2008 to December 31, 2008.

SUB-ADVISER

The Adviser has engaged the services of the Sub-Adviser to provide sub-advisory services to the Portfolio. The Trust, the Adviser and Sub-Adviser have entered into a Sub-Advisory Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

The Sub-Advisory Agreement remains in effect for an initial two-year period and from year-to-year thereafter if approved annually by a majority vote of the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, the Adviser or Sub-Adviser, in person, at a meeting called for that purpose. The Sub-Advisory Agreement may be terminated without penalty at any time upon              days’ written notice by (i) the Trustees; (ii) a majority vote of the outstanding voting securities of the Portfolio; (iii) the Adviser; or (iv) the Sub-Adviser. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Advisory Agreement with the Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolio. The Sub-Advisory Agreement also directs the Sub-Adviser to (a) determine the securities to be purchased or sold by the Portfolio and (b) take any actions necessary to carry out its investment sub-advisory responsibilities. The Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

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The Portfolio and the Adviser has received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser and to materially amend the Sub-Advisory Agreement with the approval of the Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  The Adviser remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management services to the Portfolio, and, subject to the review and approval of the Board, will among other things:  (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with the Portfolio’s investment objectives, policies and restrictions.

The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s respective investment objectives.  In addition, the Adviser will consult with and assist the Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Sub-Adviser to the Trust’s Board.

Sub-Advisory Fees

Pursuant to separate Sub-Advisory Agreement, the Adviser pays the Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the Portfolio’s average daily net assets as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee
OppenheimerFunds, Inc	ING Oppenheimer Active Allocation (1)	0.10% on all assets

(1)                   Pursuant to a side agreement effective September 15, 2008, a waiver in the amount of 0.05% on all assets will lower the Sub-Advisory fee to 0.05% and the waiver will continue until May 1, 2011.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if ING Investments elects to renew it.

Total Sub-Advisory Fees Paid

The following chart sets forth the total amounts paid by the Adviser to the Sub-Adviser for the last three fiscal years ended December 31:

Portfolio	2009	2008		2007
ING Oppenheimer Active Allocation		$259	(1)	N/A

(1) The Portfolio commenced operations on October 2, 2008.  Reflects the period from October 2, 2008 to December 31, 2008.

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

Sub-Adviser

OppenheimerFunds, Inc. (“Oppenheimer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2009:

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Alan C. Gilston
Jerry Webman
Caleb Wong

Potential Conflicts of Interest

As indicated above, the Portfolio Managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio’s investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund. However, Oppenheimer’s compliance procedures and Code of Ethics recognize Oppenheimer’s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio’s Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

The Portfolio Managers may also be subject to other conflicts of interest.  The Portfolio Managers’ insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders.  An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including the Portfolio, or may believe that the Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk.  While the investment process is intended to produce allocation decisions that are in the best interest of the Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

Compensation Structure of Asset Allocation Members

The Portfolio’s Portfolio Managers are employed and compensated by Oppenheimer, not the Portfolio. Under Oppenheimer’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. Oppenheimer’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2008 each Portfolio Managers’ compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer’s holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer’s deferred compensation plan.  Portfolio Managers who are responsible for duties as senior executives of Oppenheimer may also receive compensation for the performance of their duties in that separate capacity.

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The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above. The Portfolio Manager’s compensation with regard to those portfolios may under certain circumstances, include an amount based on the amount of the management fee.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of December 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned
Alan C. Gilston
Jerry Webman
Caleb Wong

EXPENSE LIMITATION AGREEMENT

The Adviser has entered into an expense limitation agreement with the Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses (and acquired fund fees and expenses) such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by the Adviser within three years.

Portfolio	Class S
ING Oppenheimer Active Allocation Portfolio	0.70%

The expense limitation agreement provides that the expense limitation shall continue until April 30, 2011. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Trust within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for the Portfolio pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the

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Board, the Administrator provides all administrative services necessary for the operation of the Portfolio except for those services performed by the Adviser under the Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolio from time to time. The Administrator acts as a liaison a0mong the various service providers to the Portfolio, including the, portfolio accounting agent and the insurance company or companies to which the Portfolio offer its shares.  The Administrator also furnishes the Portfolio with adequate personnel, office space, communications facilities and other facilities necessary for the operations of the Portfolio. These services include preparation of annual and other reports to shareholders and to the SEC. The Administrator also handles the filing of federal, state and local income tax returns not being furnished by other service provides. The Administrator is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolio.

According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.

The Administration Agreement with the Administrator may be cancelled by the Trust on behalf of the Portfolio without payment of any penalty by a vote of a majority of the Trustees upon            (    ) days’ written notice to the Administrator or by the Administrator at any time without the payment of any penalty upon          (    ) days’ written notice to the Trust.

The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator receives an annual administration fee equal to 0.10% of the Portfolio’s average daily net assets.

For the fiscal year ended December 31, 2009, the Portfolio paid 0.10% of its average net assets to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
Oppenheimer Active Allocation

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“Distributor) serves as the Portfolio’s principal underwriter and distributor.  ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  The Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares.  The Distributor, like the Adviser, is an indirect, wholly-owned subsidiary of ING Groep.  Therefore, the Distributor may be deemed to be an affiliate of the Portfolio.  The Adviser may, from its own resources, compensate the Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolio to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of

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the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Shareholder Service Plan (Class S Shares)

Effective January 1, 2007, the Trust entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of the Class S shares of the Trust.  Under the Shareholder Service Plan, the Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated Prospectus and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolio; and provide such other related services as the Portfolio or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services. In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from the Portfolio’s Class S shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the Portfolio’s shares.

Distribution and Shareholder Service Fee Amounts Paid

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolio for the fiscal year ended December 31, 2009, were as follows:

Distribution Fees

Oppenheimer Active Allocation	Class S
Advertising	$	[ ]
Printing	$	[ ]
Salaries & Commissions	$	[ ]
Broker Servicing	$	[ ]
Miscellaneous	$	[ ]
Total	$	[ ]

CODE OF ETHICS

The Portfolio, the Adviser, and the Distributor have adopted codes of ethics (“Codes of Ethics”) or written supervisory procedures governing personal trading activities of all Trustees, officers of the Portfolio and

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persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale.  The Codes of Ethics are intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares.  The Codes of Ethics also prohibit short-term trading of the Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities.  The proxy voting procedures provide that funds-of-funds, including the Portfolio, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of ING Investments, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser or Sub-Adviser places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the relevant Investment Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Company’s Board, the Adviser or Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the

(1)          For purposes of this section, the discussion relating to investment decisions made by the Adviser or Sub-Adviser with respect to the Portfolio also includes investment decisions made by the adviser or sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser, Sub-Adviser and Portfolio are used.

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dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis when, in the Adviser’s or Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Adviser Selects Broker-Dealers

The Adviser or Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  These credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Portfolio, the Adviser or Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the adviser or sub-adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for the Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business and market information and reviews,

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industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities.  On occasion, a broker-dealer may furnish the Adviser or Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or Sub-Adviser from its own Portfolios, and not by portfolio commissions paid by a Portfolio.

Benefits to the Sub-Adviser - Research products and services provided to the Adviser or Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or Sub-Adviser in connection with the Portfolio.  Some of these products and services are also available to the Adviser or Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Advisor’s or Sub-Adviser’s expenses would likely increase if the Adviser or Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither the Portfolios nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares.  The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

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More Information about trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Portfolio.  The Portfolio, the Adviser, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. The Sub-Adviser may use different methods of allocating the results aggregated trades.  The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board.  To the extent the Portfolio seeks to acquire (or dispose of) the same security at the same time, the Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

For the fiscal years ended December 31, 2009, 2008 and 2007, the Portfolio paid total brokerage commissions as follows:

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Portfolios	2009	2008		2007
Oppenheimer Active Allocation		—	(1)	N/A

(1) The Portfolio commenced operations on October 2, 2008.  Reflects the period from October 2, 2008 to December 31, 2008.

For the fiscal years ended December 31, 2009, 2008 and 2007, no commissions were paid with respect to portfolio transactions paid to brokers for research services.

The Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide the Adviser or Sub-Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio and other clients of the Adviser or Sub-Adviser without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by the Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other portfolio or other investment adviser), ING Investments, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers.  In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

The Adviser or Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or the Adviser, and if there is in effect a written contract between the Adviser and the Trust expressly permitting the affiliated broker-dealer or the Adviser to receive and retain such compensation.  The Agreement provides that the Adviser may retain compensation on transactions effected for the Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or the Adviser by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with

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comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of the Adviser as of December 31, 2009:  Bancnorth Investment Group, Inc., Clarion Capital, LLC, Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING Alternative Asset Management LLC, ING America Equities, Inc., ING Clarion Partners, LLC, ING Clarion Real Estate Securities, L.P., ING Direct Funds Limited, ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Advisors, LLC, ING Investment Management Advisors B.V., ING Investment Management Asia/Pacific (Hong Kong) LTD., ING Investment Management Co., ING Investment Management LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, Pomona Management LLC, d/b/a, Pomona Capital, Prime Vest Financial Services, Inc., ShareBuilder Advisors, LLC, ShareBuilder Securities Corporation and Systematized Benefits Administrators, Inc.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

For the fiscal year ended December 31, 2008, no brokerage commissions and no affiliated brokerage commissions were paid.

Because the Portfolio commenced operations on October 2, 2008, no brokerage commissions and no affiliated brokerage commission were paid for the years ended December 31, 2007 and December 31, 2006.

During the fiscal year ended December 31, 2008 the Portfolio did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  Therefore, no holdings of securities of such brokers and dealers are available for the year ended December 31, 2008.

Because the Portfolio commenced operations on October 2, 2008, no holdings of securities of such brokers and dealers were available for the years ended December 31, 2007 and December 31, 2006.

NET ASSET VALUE

As noted in the Prospectus, the NAV and offering price of each class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of

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the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.  (See “Information for Investors”) The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may to vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets.  Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that

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occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio in advertisements or sales literature.  In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.

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All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the Portfolios’ average annual total returns for the periods indicated for the fiscal year ended December 31, 2009:

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Oppenheimer Active Allocation
Class S		—	—	(22.84)%	10/02/08

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any separate accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the separate account will take such charges into account. Performance information for the Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

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TAXES

Shares of the Portfolio may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under Variable Contracts.  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the Portfolio’s Advisers and its affiliates in connection with the creation or management of the Portfolio. Shares will generally not be offered to other investors.

The Portfolio intends to qualify annually, to be taxed as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Code.  To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following: (i) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (ii) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If the Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC

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will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then:  (i) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified”; and (ii) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of the Portfolio.  All investment decisions concerning the Portfolio must be made by the sub-adviser for the Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other

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Variable Contracts.  You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of the Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the Prospectus for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, the Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in the Portfolio that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

REITs – Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income  tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying

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Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 62 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.  The Portfolio is diversified.

Voting Rights

Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

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Purchase of Shares

Shares of the Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts.  Shares of the Portfolio are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in the Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the

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portfolios, and should refer to the Prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time.  In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolio.

Independent Registered Public Accounting Firm

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolio.  KPMG LLP  provides audit and tax services, and assistance and consultation in connection with SEC filings.

Legal Counsel

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including any exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Financial Statements

Financial statements for the Portfolio for the fiscal year ended December 31, 2009 are included in the Portfolio’s annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A: DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Ratings Services (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

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DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

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matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may

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be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

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2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

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IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including

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taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees

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when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

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Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax

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existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

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Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

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Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

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•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

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Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

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Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

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Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

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OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

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Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

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Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

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Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of

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such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

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Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

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•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance

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shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

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Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

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Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised

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by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

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or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

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Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s

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standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

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Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

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•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

ING Retirement Conservative Portfolio

Class/Ticker: ADV/IRCAX; I/IRCPX

ING Retirement Growth Portfolio

Class/Ticker: ADV/IRGPX; I/IIRGX

ING Retirement Moderate

Class/Ticker: ADV/IRMPX; I/IRMIX

ING Retirement Moderate Growth Portfolio

Class/Ticker: ADV/IRMGX; I/IRGMX

Adviser Class (“Class ADV”) Shares and Institutional Class (“Class I”)  Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio,” and collectively, the “Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses dated April 30, 2010 (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios, that provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2010, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto.  The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2009, are incorporated herein by reference. Copies of the Portfolios’ Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly in this SAI..

Shares of the Portfolios are sold to insurance company separate accounts (“Separate Accounts”) so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios may also sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose Separate Account holds shares of the Portfolios.  Shares of the Portfolios are currently offered to Separate Accounts of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”).  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	1
HISTORY OF THE TRUST	1
SUPPLEMENT DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS	1
INVESTMENT RESTRICTIONS	52
PORTFOLIO TURNOVER	53
DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES	53
MANAGEMENT OF THE TRUST	55
BOARD	62
ADVISER	68
ASSET ALLOCATION COMMITTEE	70
THE CONSULTANT	72
ADMINISTRATOR	73
DISTRIBUTION OF TRUST SHARES	73
CODE OF ETHICS	78
PROXY VOTING PROCEDURES	78
PORTFOLIO TRANSACTIONS	79
NET ASSET VALUE	84
PERFORMANCE INFORMATION	85
TAXES	88
OTHER INFORMATION	91
CUSTODIAN	92
TRANSFER AGENT	93
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	93
LEGAL COUNSEL	93
REGISTRATION STATEMENT	93
FINANCIAL STATEMENTS	93
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Portfolios’ Prospectuses for the Class ADV and Class I shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and investment techniques. Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company.

The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions. The Trust currently has            portfolios. However, not all portfolios offered are contained in this SAI. This SAI pertains only to the following four Portfolios:  ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Portfolio, and ING Retirement Moderate Growth Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.   On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

SUPPLEMENT DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

Each Portfolio is “diversified” within the meaning of the Investment Company Act of 1940, as amended, (“1940 Act”).  In order to qualify as diversified, a Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Strategies and Risks

The Portfolios normally invest all of their assets in shares of other mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities, but invest in Underlying Funds that, in turn, invest directly in securities (such as stocks and bonds).  However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.  The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used.  An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies, and restrictions described in the Underlying Fund’s prospectus and/or statement of additional information, as well as the federal securities laws.

Unless otherwise noted, a Portfolio or Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses that the investment adviser, Directed

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Services LLC (“DSL” or “Adviser”) or a sub-adviser to an Underlying Fund (“sub-adviser” or collectively, “sub-advisers”) reasonably believe is compatible with the investment objectives, policies, and restrictions of that Portfolio.

Equity Investments

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Other equity include convertible debt, preferred stock, warrants or other securities exchangeable for, or otherwise providing similar exposure to, shares of common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  An Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by a NRSRO, and will not invest more than 15% of its net assets in such synthetic convertible securities and other illiquid securities.

Corporate Reorganizations

Indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

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Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, an Underlying Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Fund.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to an Underlying Fund’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when an Underlying Fund’s asset base is small.  Consequently, IPOs may constitute a significant portion of an Underlying Fund’s returns particularly when the Underlying Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on the Underlying Fund’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and

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Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of shares of an Underlying Fund invested in the Internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Master Limited Partnerships (“MLPs”)

Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolios and certain of the Underlying Funds may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder or under the terms of an exemptive order granted by the SEC. An Underlying Fund is limited in the degree to which it may invest in

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shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of an Underlying Fund’s total assets in the investment company; or (iii) invest more than 10% of an Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.  For so long as shares of the Portfolio are purchased by another Portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies.  In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses.  When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees in addition to the expenses of the Portfolio.

An Exchange-Traded Fund (“ETF”) is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are usually passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Market Trading Risks for ETFs

Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risks of Secondary Listings.. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when and ETF accepts purchase and redemption orders.  Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker”

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rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Holding Company Depositary Receipts (“HOLDRs”) are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

iShares were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded funds traded on the American Stock Exchange, now known as NYSE Amex Equities (“AMEX”).  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See, “Exchange-Traded Funds”.)

Standard & Poor’s Depositary Receipts (“SPDRs”) are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Private Funds

U.S. or foreign private limited partnerships or other investment funds (“Private Funds”) may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to an Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

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Real Estate Securities and Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•	possible declines in the value of real estate;
•	adverse general or local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increases in competition, property taxes and operating expenses;
•	changes in zoning or applicable tax law;
•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
•	casualty or condemnation losses;
•	uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and
•	unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing for a single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under applicable tax credits of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time. To the extent an Underlying Fund invests in international REITs, such REIT may be considered a “passive foreign investment company” which may result in an adverse situation for the Underlying Fund.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to an Underlying Fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

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Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s adviser or affiliates or clients of an Underlying Fund’s adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Unseasoned companies are companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectuses and this

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SAI will apply at the time of investment. A Portfolio will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Fixed-Income Investments

Adjustable Rate Mortgage Securities (“ARMS”)

ARMS are a form of pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, an Underlying Fund takes the position that such instruments do not represent interests in any particular industry or group of industries.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior traunche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Certain asset-backed instruments such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others are designed to allocate risk from pools of assets.  Some of these instruments may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which instruments have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Banking Industry and Savings Industry Obligations

Banking industry and savings industry obligations include: (i) certificates of deposit, fixed-time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks; and in (ii) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See the section entitled “Foreign Investments” in this SAI for further information regarding risks

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attendant with investments in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (i) which are not subject to prepayment; or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)

the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s Investors Serivces, Inc (“Moody’s”) or Standard and Poor’s Ratings Services (“S&P”), or, if the institution has no outstanding securities rated by Moody’s or S&P, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)	in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)

in the case of a foreign bank, the security is, in the determination of a sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S.

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dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations (“CDOs”)

Certain of the Underlying Funds may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment- grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called traunches, varying in risk and yield.  The riskiest portion is the “equity” traunche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior traunches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior traunche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO traunches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting traunches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933 (“Rule 144A Securities”).  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal National Mortgage Association (“FNMA”) (each as described below), and their income streams.

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CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1- to 270-days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the

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lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or S&P; the Underlying Funds may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Funds may invest.  Master demand notes are considered by the Underlying Funds to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or in this SAI.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds’ may invest only in debt securities that are investment-grade, i.e., rated BBB or better by S&P or Baa or better by Moody’s, or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser. Other Underlying Funds may invest in debt securities that are rated below investment grade.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, an Underlying Fund will not accrue any income on these securities prior to delivery.  An Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or S&P do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of an Underlying Fund.

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Credit-Linked Notes (“CLN”)

Certain of the Underlying Funds may invest in CLN. A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  An Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Custodial receipts represent the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which an Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any

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taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring an Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  An Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of an Underlying Fund’s investment restriction relating to the lending of funds or assets.

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, an Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose an Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

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Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since an Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

High-yield bonds (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by S&P, or, if not rated by Moody’s or S&P, of equivalent quality.  In general, high-yield bonds are not considered to be investment-grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment-grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for

17

example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, an Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which an Underlying Fund could sell a high-yield bond and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Industrial Development Bonds and Pollution Control Bonds

Industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

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Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debts as well as the mortgage are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities

Loan Participations and Assignments

Commercial loans may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which an Underlying Fund invests may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, an Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to an Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions

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on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Mortgage-Backed Securities

Mortgage-backed securities that meet an Underlying Fund’s credit quality and portfolio maturity requirements may be purchased. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency — these instruments may not be liquid.

FNMA and FHLMC Mortgage-Backed Securities

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved sellers/servicers providers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with Government National Mortgage Association Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment

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experience of the underlying pool of mortgages.

Government National Mortgage Association (“GNMA”) Certificates

GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S.

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government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an Underlying Fund’s limitations on investment in illiquid securities.

Municipal Securities

Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

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Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure, might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized statistical rating organization (“NRSRO”); (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

Short-term municipal obligations include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard”

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securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available; interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will

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be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to an Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. An Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  An Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

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Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service that: (a) establishes requirements for each service; (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Trust-preferred securities are also known as trust-issued securities.  Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and are treated by the Underlying Funds as a debt instrument. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA Certificates described in the section entitled “Mortgage-Backed Securities”) and Federal Housing Administration (“FHA”) debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to

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fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, FHA FNMA, FHLMC, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Obligations of the International Bank for Reconstruction and Development may be purchased. These obligations, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition.  In addition, the U.S. Treasury has also taken the following additional steps with respect to FNMA and FHLMC: (i) a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities; (ii) the establishment of a new secured lending credit facility that is expected to be available to FNMA and FHLMC until December 2009; and (iii) a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009.  No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiatives discussed above will be successful.

Zero-Coupon Bonds and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which

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is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Derivatives

Derivatives are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

Transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on a sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If a sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, an Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If a sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

The Underlying Funds have each claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Options and Futures

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is affected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying

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Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund

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would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)                                  when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)                                  forego possible price appreciation;

(b)                                 create a situation in which the securities would be difficult to repurchase; or

(c)                                  create substantial brokerage commissions;

(2)                                  when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           to close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.  Stock index futures might also be purchased:

(1)                                 if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)                                  to close out stock index futures sales transactions.

Limitations on Options and Futures

Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of an Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in

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interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

Options on Securities and Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same

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purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchases or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, an Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high-grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable an Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Put and Call Options

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by an Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by an Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked price.

Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio and certain Underlying Fund may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio or an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio or Underlying Fund may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

A Portfolio may write a call or put option only if the option is “covered” or “secured” by a Portfolio holding a position in the underlying securities.  This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, a Portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or

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greater exercise price.  A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Over-the-Counter Options (“OTC Options”)

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions OTC Options, as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Funds may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  A Portfolio or an Underlying Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, a Portfolio or an Underlying Fund would continue to receive interest income on such security.

A Portfolio or an Underlying Fund may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio or the Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  A Portfolio or an Underlying Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining

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value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio or an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio or an Underlying Fund may be unable to close out a position. If a Portfolio or an Underlying Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by a Portfolio or an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”) may be purchased and sold.  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Synthetic Convertible Securities

Synthetic Convertible Securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants

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generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause an Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Gold and Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Hybrid Instruments

Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take

35

advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause

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significant fluctuations in the NAV of an Underlying Fund.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolios’ overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In

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the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk — which the seller may fail to satisfy its payment obligations to an Underlying Fund in the event of a default.

FOREIGN INVESTMENTS

Equity securities of foreign issuers, include ADRs, EDRs and GDRs, which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. (See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.)

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while

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growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, Latin America, and Asia may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restricts, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by an Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Certain of the Underlying Funds may also invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see, “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.

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Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Underlying Funds’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “un-sponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an un-sponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of un-sponsored depositary receipts generally bear all the costs of the un-sponsored facility.  The depositary of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying un-sponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

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Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Equity an debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Exchange Rate-Related Securities

Exchange rate-related securities are securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related

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security prior to maturity without incurring a significant price loss.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in

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a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Company’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Forward Currency Contracts

Forward currency contracts may be entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Forward currency transactions may be entered into in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

Forward foreign currency contracts may be entered into in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or

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received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between an Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, an Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, an Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

Options on foreign currencies may be purchased and sold for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

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Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Passive Foreign Investment Companies (“PFICs”)

Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of an Underlying Fund’s assets may be invested in such securities.

Sovereign Debt

Sovereign debt securities are debt securities issued by governments of foreign countries.  The sovereign debt in which an Underlying Fund may invest may be rated below investment-grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

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Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Other Investment Practices and Risks

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares.  In the event an Underlying Fund borrows, the Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to an Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to an Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

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Commodity Exposure Risk

The agricultural and mining sectors of Australia’s economy account for the majority of its exports. Australia is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any negative changes in these sectors could have an adverse impact on the Australian economy.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which an Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, an Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  An Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, an Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to an Underlying Fund.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a

47

considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under an Underlying Fund’s investment program.  While the securities are being lent, an Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  An Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  An Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.  During the term of a loan, the borrower has the right to vote the loaned securities; however, an Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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Portfolio Turnover

An Underlying Fund may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Underlying Fund’’ investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

Repurchase Agreements

The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time an Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to an Underlying Fund.  The sub-adviser, in accordance with procedures established by the Board of Directors/Trustees of an Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Funds’ Board of Directors/Trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, an Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  An Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Restricted securities are securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’

49

inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund.  (See “Borrowing” for further information on these limits.)  The use of reverse repurchase agreements by an Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, an Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.

An Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.  Short Sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, an Underlying Fund may

50

purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Funds’ unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of an Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  An Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

To Be Announced (“TBA”) Sale Commitments

Certain Underlying Funds may invest in TBA sale commitments. TBA sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Securities may be purchased on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if an Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although an Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so.  An Underlying Fund may realize short-term profits or losses upon such sales.

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Temporary Defensive Investments

For temporary and defensive purposes, a Portfolio or an Underlying Fund may invest up to 100% of its total assets in investment-grade fixed-income securities (including short-term U.S. government securities, investment-grade debt instruments, and money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are fundamental policies, which means they may be changed only with the approval of the holders of a “majority” of a Portfolio’s outstanding voting securities of the Portfolio, as that term is defined by the 1940 Act, as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the Portfolio’s outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities. The investment objective and all other investment policies or practices of each Portfolio are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio.  All percentage limitations apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio..

As a matter of fundamental policy, each Portfolio may not:

1.                  purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio;

2.                  purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                  borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by a Portfolio;

4.                  make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by a Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

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5.                  underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                  purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;

7.                  issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio; or

8.                  purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

With respect to the Portfolios’ concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolios without receiving prior shareholder approval of the change.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING Groep’s website on a month-end basis, and it is available 10 calendar days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the previous calendar month (e.g., each Portfolio will post its month-end June 30 holdings on July 11).  A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.

Each Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is

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produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares, and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view them on ING Groep’s website.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of Variable Contracts.

Other than in regulatory filings or on ING Groep’s website, each Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, each Portfolio disclosure of its portfolio holdings may include disclosure:

•                  to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing the Portfolio” regulatory filings, on an as-needed basis;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of the Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

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The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
ISS Governance Services, a unit of RiskMetrics Group, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders.  The Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Set forth on the table that follows is information about each Trustee.

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees

Colleen D. Baldwin(4) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 49	Trustee	November 2007 - Present

Consultant, Glantuam Partners, LLC (January 2009 – Present); President, National Charity League/Canaan Parish Board (June 2008 – Present); and Consultant (January 2005 – Present). Formerly, Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004).

					None.

John V. Boyer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 56	Trustee	January 2005 –Present

President, Bechtler Arts Foundation (January 2008 – Present). Formerly, Consultant (July 2007 – February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007) and Executive Director, The Mark Twain House & Museum(5) (September 1989 – March 2006).

					None.

Patricia W. Chadwick 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 61	Trustee	January 2006 –Present	Consultant and President, Ravengate Partners LLC (January 2000 – Present).		Wisconsin Energy Corporation (June 2006 – Present).

Peter S. Drotch(6) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 68	Trustee	November 2007 - Present	Retired. Formerly, Partner, PricewaterhouseCoopers, LLP.	152	First Marblehead Corporation, (September 2003 – Present).

J. Michael Earley 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 64	Trustee	January 1997 –Present	Retired. Formerly, President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	152	Bankers Trust Company, N.A. Des Moines (June 1992 – Present) and Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 67	Trustee	January 2005 –Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 – June 2009).	152	Assured Guaranty Ltd. (April 2004 – Present) and Odyssey Re Holdings Corporation (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 –Present	Consultant (May 2001 – Present).	152	Stillwater Mining Company (May 2002 – Present).

Roger B. Vincent(7) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258	Chairperson and Trustee	January 1994 –Present	President, Springwell Corporation (March 1989 – Present).	152	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Age: 64

Robert W. Crispin (8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 62	Trustee	November 2007 – Present	Retired. Formerly, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	152	ING Canada Inc. (December 2004 – Present) and ING Bank fsb (June 2001 – Present).

Shaun P. Mathews(8) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Trustee	November 2007 – Present	President and Chief Executive Officer, ING Investments, LLC(11) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006	193

ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(9), ING Funds Services, LLC(10), ING Investments, LLC(11) and ING Pilgrim Funding, Inc. (December 2005 – Present).

(1)      Trustees serve until their successors are duly elected and qualified.  The tenure of each Trustee is subject to the Board’s retirement policy which states that each Independent Trustee shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age 72.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)      For purposes of this table (except for Mr. Mathews), “Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrasturcture Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds;  ING Partners, Inc.;  ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Varable Insurance Trust;  and ING Variable Products Trust. For Mr. Mathews, the Fund Complex also includes the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.;  ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(3)      The number of Funds in the ING Funds Complex as of March 31, 2010 was [        ].

(4)      Ms. Baldwin began serving as a Trustee of the Trust on November 28, 2007. On that date, she held a beneficial ownership in securities issued by Wachovia Corporation, Bank of America Corporation and Merrill Lynch & Co., Inc. Ms. Baldwin subsequently sold her entire position in Wachovia Corporation on June 4, 2008, Bank of America Corporation on June 4, 2008 and Merrill Lynch & Co., Inc. on May 19, 2008.  BlackRock Investment Management, LLC, an affiliate of Merrill Lynch & Co., Inc. and Columbia Management Advisors, LLC, an investment management division of Bank of America Corporation, and Evergreen Investment Management Company, LLC, a subsidiary of Wachovia Corporation, act as sub-advisers for certain Portfolios.  For the period that she was a beneficial owner, Ms. Baldwin was an “interested person” (as that term is defined in the Investment Company Act of 1940) of the Portfolios for which these firms or their affiliates served as sub-advisers. Ms. Baldwin may have been an “interested person” of the Trust from November 28, 2007 through June 4, 2008 as a result of her ownership of the above-referenced securities.

(5)       Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005. ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

(6)      Mr. Drotch, who began serving as a Trustee of the Portfolios on November 28, 2007, was the beneficial owner on that date of securities issued by AXA Advisors, Allianz Global Investors, JP Morgan Chase & Co. and Legg Mason, Inc. Mr. Drotch subsequently sold his entire position in AXA Advisors on January 29, 2008, Allianz Global Investors on February 27, 2008, JP Morgan

57

Chase & Co. on March 24, 2008, and Legg Mason, Inc. on February 23, 2008. AllianceBernstein LP, a subsidiary of AXA Advisors; Pacific Investment Management Company LLC and OppenheimerFunds, Inc., subsidiaries of Allianz Global Investors; J.P. Morgan Investment Management, Inc., a subsidiary of JP Morgan Chase & Co.; and Legg Mason Capital Management Inc. and Batterymarch Financial Management, Inc., subsidiaries of Legg Mason, Inc. act as sub-advisers for certain Portfolios. For the period that he beneficially owned those securities, Mr. Drotch was an “interested person” (as that term is defined in the 1940 Act) of the Portfolios for which these firms or their affiliates served as sub-advisers. Mr. Drotch may also have been an “interested person” of the Trust from November 28, 2007 through the date of the sale of the above-referenced security or securities

(7)      Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(8)      Messrs. Crispin and Mathews are deemed to be “Interested Persons” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the Adviser and the Distributor.

(9)      ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(10)    ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(11)    ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

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Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 – November 2006) and Chief Marketing Officer, ING USFS (April 2002 – October 2004).

Michael J. Roland 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present) and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Executive Vice President, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October 2004 – December 2005) and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 59	Executive Vice President	March 2003 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 54	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Investments, LLC(2) (March 2006 – July 2008); Investment Advisor Chief Compliance Officer, Directed Services LLC(5) (March 2006 – July 2008) and ING Life Insurance and Annuity Company (March 2006 – December 2006); and Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (March 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005).

Kimberly A. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present).

Robert Terris 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 39	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – May 2006).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Robyn L. Ichilov 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (November 1995 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Maria M. Anderson 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 51	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004).

Lauren D. Bensinger 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 55	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (August 1995 - Present); Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2)  (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

William Evans 10 State House Square Hartford, CT 06103 Age: 37	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Denise Lewis 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006).

Kimberly K. Springer 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 52	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006).

Craig Wheeler 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 40	Assistant Vice President	May 2008 - Present

Assistant Vice President – Director of Tax, ING Funds Services, LLC(3) (March 2008 – Present). Formerly, Tax Manager, ING Funds Services, LLC(3) (March 2005 – March 2008); and Tax Senior, ING Funds Services, LLC(3) (January 2004 – March 2005).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 45	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present).

Theresa K. Kelety 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (April 2003 – April 2008).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Kathleen Nichols 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 Age: 34	Assistant Secretary	May 2008 - Present	Counsel, ING Americas, U.S. Legal Services (February 2008 – Present). Formerly, Associate, Ropes & Gray LLP (September 2005 – February 2008).

(1)           The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)           ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)           ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)           ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)           Directed Services LLC is the successor in interest to Directed Services, Inc.

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BOARD

The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings seven (7) times a year.  The Audit Committee, the Nominating and Governance Committee, and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee.  The Board has established an Executive Committee, whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

The Executive Committee held                (    ) meetings during the fiscal year ended December 31, 2009.

Audit Committee.  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of four (4) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Mses. Chadwick and Pressler and Messrs. Drotch, and Earley.  Mr. Earley currently serves as the Chairperson of the Audit Committee.  Mr. Earley and Mr. Drotch have been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held six (6) meetings during the fiscal year ended December 31, 2009.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

The functions of the Compliance Committee also include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Compliance Committee: Ms. Baldwin and Messrs. Boyer, Kenny and

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Vincent. Mr. Kenny currently serves as Chairperson of the Compliance Committee.

The Compliance Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things, (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary: (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Board Members;  (vii) overseeing the Board’s annual self-evaluation process; and (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee considers nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the Portfolios’ Secretary at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny, and Vincent.  Ms. Baldwin currently serves as the Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held          (    ) meetings during the fiscal year ended December 31, 2009.

Investment Review Committees.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of each Portfolio and make recommendations to the Board with respect to each Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Mses. Chadwick and Pressler and Messrs. Crispin, Drotch, and Earley.   Ms. Chadwick currently serves as the Chairperson of the

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Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Baldwin and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as the Chairperson of the Investment Review Committee for the International/Balanced/Fixed-Income Funds.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds held          (    ) meetings during the fiscal year ended December 31, 2009.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving each Portfolio. The responsibilities of the Contracts Committee include, among other things:  (i) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (vi) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler currently serves as the Chairperson of the Contracts Committee.

The Contracts Committee held nine (9) meetings during the fiscal year ended December 31, 2009.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of portfolio shares includes ownership of a Variable Contract whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provision of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

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Trustees’ Portfolio Equity Ownership Positions

Set forth in the table below is information regarding each Trustee’s ownership of equity securities of each Portfolio overseen by the Trustees and the aggregate holdings of shares of equity securities of all Portfolios of the Trust for the calendar year ended December 31, 2009:

	Dollar Range of Equity Securities in Each Portfolio as of December 31, 2009				Aggregate Dollar Range of
Name of Trustee	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio	Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin
John V. Boyer
Patricia W. Chadwick
Peter S. Drotch
J. Michael Earley
Patrick W. Kenny
Sheryl K. Pressler
Roger B. Vincent
Trustees who are “Interested Persons”
Robert W. Crispin
Shaun P. Mathews

(1)   Held in a deferred compensation account and/or 401(k) account.

(2)   As of January 9, 2009, Ms. Chadwick had over $100,000 in the equity securities of the ING Funds.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

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Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule, adopted by the Board. The current fee schedule consists of an annual retainer, compensation for committee chairs, and additional compensation for attendance at regular or special Board and Committee meetings.

Effective January 1, 2010, each Portfolio pays each Trustee who is not an interested person of a Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) 15(c) Contract Review meetings, and any other meetings as designated by the Board): and (v) out-of-pocket expenses. The pro rata share paid by the Portfolios is based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to January 1, 22010, each Portfolio paid each Trustee, who was not an interested person of the Portfolios, a pro rata share as described below, of (i) an annual retainer of $200,000 (ii) Mr. Vincent, as Chairperson of the Board, received an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each received an additional annual retainer of $15,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iv) out-of-pocket expenses.

The following table sets forth information provided by the Investment Adviser regarding compensation of Trustees by each Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ending December 31, 2009.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Adviser or its affiliates.

Name of Person, Position	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio		ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio		Pension or Retirement Benefits Accrued As Part of Fund Expenses		Estimated Annual Benefits Upon Retirement		Total Compensation from Registrant and Fund Complex Paid to Trustees (1)(2)
Colleen D. Baldwin, Trustee(3)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
John V. Boyer, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Patricia W. Chadwick, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Robert W. Crispin, Trustee(4)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Peter S. Drotch, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

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Name of Person, Position	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio		ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio		Pension or Retirement Benefits Accrued As Part of Fund Expenses		Estimated Annual Benefits Upon Retirement		Total Compensation from Registrant and Fund Complex Paid to Trustees (1)(2)
J. Michael Earley, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Patrick W. Kenny, Trustee(3)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Shaun P. Mathews, Trustee(4)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Sheryl K. Pressler, Trustee(3)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Roger B. Vincent, Trustee(3)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

(1)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

(2)	Represents compensation for [ ] funds (total in Fund Complex as of December 31, 2009).
(3)

During fiscal year ended December 31, 2009, Colleen Baldwin, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $[          ], $[          ], $[          ] and $[          ] of their compensation, respectively, from the Fund Complex.

(4)

“Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser and the Distributor Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

Retirement Benefit

The Portfolios have adopted a retirement policy under which any Trustee who, as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an “interested person” of such ING Funds (as such term is defined in the 1940 Act, as amended) shall be entitled to a retirement payment (“Retirement Benefit”) if such Trustee: (a) retires in accordance with the retirement policy; (b) dies; or (c) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

Control Persons and Principal Shareholders

As of April     , 2010, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSL or ING Groep, N.V. (“ING Groep”), a global financial services holding company based in the Netherlands, or any affiliated companies of DSL or ING Groep.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSL or ING Groep or any affiliated companies of DSL or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are

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used to fund Variable Contracts and Qualified Plans, to investment advisers and their affiliates and to other investment companies.   As of April    , 2010, none of the Trustees and officers of the Trust owned any of the outstanding shares of the Portfolios.  As of that date, to the knowledge of management, no person owned beneficially or of record any of the outstanding shares of any class of any of the Portfolios.  As of April     , 2010, none of the Trustees and officers of the Trust owned any of the outstanding shares of the LifeStyle Portfolios, the predecessors of the Portfolios.  As of April     , 2010, to the knowledge of the management, no person owned any of the outstanding shares of the LifeStyle Portfolios, the predecessors of the Portfolios, except as set forth below.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolios without the consent or approval of shareholders.

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Fund

ADVISER

DSL serves as the adviser to the Portfolios pursuant to a management agreement between the Adviser and the Trust (“Advisory Agreement”).  DSL, a Delaware limited liability corporation, is an indirect, wholly-owned subsidiary ING Groep.  The Adviser is registered with the SEC as an investment adviser and serves as investment adviser to registered investment companies as well as structured finance vehicles.  DSL’s principal address is 1475 Dunwoody Drive, Westchester, PA 19380.

Pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Portfolios.  The services include, but are not limited to, (i) coordinating for the Portfolios, at DSL’s expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of each Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolios, at the Adviser’s expense, with the services of a

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sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSL of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Adviser of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolios; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Adviser’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreement.  Other responsibilities of the Adviser are described in the Prospectus.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  DSL remains responsible for providing general management services to each of the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

The Adviser shall make its officers and employees available to the Board and officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to the Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by the Adviser on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

Approval of Advisory Agreement

For information regarding the basis for the Board’s approval of the investment advisory relationship, please refer to the Portfolios’ annual shareholder report December 31, 2009.

Advisory Fees

As compensation for its services under the Advisory Agreement, the Trust pays the Adviser a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio’s average daily net assets as follows:

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Portfolio(1)	Annual Advisory Fee
ING Retirement Conservative Portfolio	If the Portfolio invests in Affiliated Underlying Funds: 0.14%; and If the Portfolio invests in Unaffiliated Underlying Funds and/or Direct Investments: 0.24%
ING Retirement Moderate Portfolio	If the Portfolio invests in Affiliated Underlying Funds: 0.14%; and If the Portfolio invests in Unaffiliated Underlying Funds and/or Direct Investments: 0.24%
ING Retirement Moderate Growth Portfolio	If the Portfolio invests in Affiliated Underlying Funds: 0.14%; and If the Portfolio invests in Unaffiliated Underlying Funds and/or Direct Investments: 0.24%
ING Retirement Growth Portfolio	If the Portfolio invests in Affiliated Underlying Funds: 0.14%; and If the Portfolio invests in Unaffiliated Underlying Funds and/or Direct Investments: 0.24%

(1)

“Direct Investments” shall mean assets which are not shares of open-end investment companies registered under the 1940 Act. “Affiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are ‘affiliated’ with the Portfolio as such term is defined in Section 2(a)(3) of the 1940 Act. “Unaffiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are not ‘affiliated’ with the Portfolio as such term is defined in Section 2(a)(3) of the 1940 Act.

Total Advisory Fees Paid

Gross fees paid to ING Investments, LLC, an investment adviser to the ING LifeStyle Portfolios, the predecessors of the ING Portfolios, under the Advisory Agreement (pursuant to which ING Investments provide all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2009, 2008 and 2007 are as follows.

Portfolio	2009	2008	2007
ING LifeStyle Conservative Portfolio(1)		$31,221	$1	(2)
ING LifeStyle Moderate Portfolio		$2,146,504	$1,620,126
ING LifeStyle Moderate Growth Portfolio		$4,159,671	$3,678,152
ING LifeStyle Growth Portfolio		$5,193,457	$4,761,009
ING LifeStyle Aggressive Growth Portfolio		$1,562,860	$1,841,075

(1)	Reflects the two month period from October 31, 2007 to December 31, 2007.

Total Advisory Fees Paid

Gross fees paid to DSL, the investment adviser to the Portfolios the fiscal years ended December 31, 2009 are as follows.

Portfolio	2009
ING Retirement Conservative Portfolio
ING Retirement Moderate Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Growth Portfolio

(2)	Reflects the period from . 2009 to December 31, 2009.

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of the Adviser reviews the allocation of each Portfolio’s assets.  The Asset Allocation Committee is responsible for the day-to-day management of the Portfolios.  No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

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The Asset Allocation Committee consists of the following persons:  William A. Evans, CFA, Heather Hackett, CFA and Paul Zemsky.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Heather Hackett, CFA has been with ING since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky, head of ING’s Multi-Asset Strategies & Solutions Group.  Mr. Zemsky joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky spent 18 years with J.P. Morgan Investment Management where he held numerous positions.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2009:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
William A. Evans		(1)
Heather Hackett
Paul Zemsky		(1)

(1) [        ] of these accounts with total assets of approximately $                       are subject to performance fees.

Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the Portfolios.  The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with the Adviser, while others do not.  Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits the Adviser’s or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.  Furthermore, as described in the Prospectuses, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by the Adviser or an affiliated insurer.

The Asset Allocation Committee may also be subject to other conflicts of interest.  The Asset Allocation Committee’s insurance company affiliates that issue the Variable Contracts bear investment risk for guarantees and benefits under those Variable Contracts and related riders.  An insurer may suggest specifications for the risk/return characteristics of investment options offered under its Variable Contracts including a Portfolio, or may believe that a Portfolio’s selection and allocation to particular Underlying Funds could lessen the insurance company’s potential investment risk or make it easier for the insurance company to hedge its investment risk.  While the investment process is intended to produce allocation decisions that are in the best interest of a Portfolio and its shareholders, investors bear the risk that decisions may be influenced by this and other potential conflicts of interest.

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Compensation Structure of Asset Allocation Members

An Asset Allocation Committee Member’s compensation consists of: (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep.  The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds.  Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolios and the performance of the Portfolios may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Members’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by each committee member as of December 31, 2009, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned

William A. Evans, CFA	None
Heather Hackett	None
Paul Zemsky	None

THE CONSULTANT

ING Investment Management Co. (“ING IM” or “Consultant”) serves as the consultant to the Adviser. The Consultant performs tactical asset allocation analysis for the Adviser regarding the Portfolios. Both the Consultant and the Adviser are indirect, wholly-owned subsidiaries of ING Groep. The Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Consultant’s principal address is 230 Park Avenue, New York, New York 10169.  The Consultant is paid the following annual consulting fees:

0.03% on first $500 million of the Portfolio’s average daily net assets;

0.025% on next $500 million - $1 billion of the Portfolio’s average daily net assets;

0.02% on next $1 billion - $2 billion of the Portfolio’s average daily net assets; and

0.01% of the Portfolio’s average daily net assets in excess of $2 billion

Aggregate among all Portfolios

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ADMINISTRATOR

ING Funds Services, LLC (“Administrator”), an affiliate of the Adviser, serves as Administrator for the Portfolios pursuant to an administrative services agreement with the Trust. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Portfolios except for those services performed by the Adviser pursuant to the Advisory Agreement, the Custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time.  The Administrator acts as a liaison among these service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares.  The Administrator is also responsible for monitoring the Portfolios’ compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.  According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of preparing registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies.  The principal place of business of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

Under the Administrative Services Agreement between the Distributor and ING Investments, LLC, the Adviser to ING LifeStyle Portfolios, the predecessors of the Portfolios, the Administrator received no compensation for its service to ING LifeStyle Portfolios.

Under the Amended and Restated Administration Agreement between the Administrator and the Trust, the Administrator receives a compensation for its service to the Portfolios in the amount of 0.10% of each Portfolios average daily net assets.

The Administrator has contractually agreed to waive 0.10% of the administrative services fee.  Absent this waiver, the administration fee is 0.10% of each Portfolio’s average daily net assets.  The waiver will continue through at least May 1, 2012.  There is no guarantee this waiver will continue after this date.

The following table sets forth the total amounts the Portfolios paid to the Administrator for the fiscal year ended December 31, 2009.

	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING Retirement Conservative Portfolio	0.10%	$	[ ]
ING Retirement Growth Portfolio	0.10%	$	[ ]
ING Retirement Moderate Portfolio	0.10%	$	[ ]
ING Moderate Growth Portfolio	0.10%	$	[ ]

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“Distributor”) serves as each Portfolio’s distribution and principal underwriter.. The Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distributor is not obligated to sell a specific amount of the Portfolios’ shares.  The Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares.  The Distributor, like the Adviser, is an indirect, wholly-owned subsidiary of ING Groep.   Therefore, the Distributor may be deemed to be an affiliate of the Trust.  The Adviser may, from its own resources, compensate the Distributor for distribution services provided to the Portfolios.

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The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each Portfolios into two classes: Class ADV and Class I shares.  Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the Class ADV and Class I shares have the features described below.

The Class ADV shares are not subject to an initial sales charge or contingent deferred sales charge (“CDSC”), but are subject to a shareholder service fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. The Distributor has agreed to waive a portion of the distribution fee for Class ADV shares as follows:

Name of Fund	Total Amount of Distribution Fee Waived(1)	Total Net Distribution Fee
ING Retirement Conservative Portfolio	0.2480%	0.002%
ING Retirement Growth Portfolio	0.0751%	0.1749%
ING Retirement Moderate Portfolio	0.1587%	0.0913%
ING Retirement Moderate Growth Portfolio	0.1106%	0.1394%

(1)           The amount per annum on the average daily net assets attributable to Adviser Class

The expense waiver will continue through at least May 1, 2012. The Trust will notify shareholders if it intends to pay ING Funds Distributor more than the amounts listed under “Total Net Distribution Fee” in the table above (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR CLASS ADV SHARES

The Trust has adopted a Shareholder Service and Distribution Plan for the Class ADV share.  Under the Shareholder Service and Distribution Plan the Trust may pay to the Distributor a shareholder service fee (“Service Fee”) at the rate of 0.25% on an annualized basis, of the average daily net assets of each Portfolio’s Class ADV shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolios.  The Shareholder Service and Distribution Plan provides that the Class ADV shares of the Portfolios will pay a distribution fee (“Distribution Fee”) at the rate of 0.25% on an annualized basis, of the average daily net assets of each Portfolio’s Class ADV shares. The Distribution Fee is used to pay for distribution services, including payments to the Distributor.  The Shareholder Service and Distribution Plan permits the Portfolios to pay

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marketing and other fees to support the sale and distribution of the Class ADV shares of the Portfolios and for shareholder services provided by securities dealers (including the Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fee and Distribution Fee are not directly tied to expenses, the amount of the Distribution Fee paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Shareholder Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Shareholder Service and Distribution Plan include, but are not limited to, the following costs:  (i) acting as the shareholder of record; processing purchase and redemption orders; (ii) maintaining participant account records; (iii) answering participant questions regarding the Portfolios; (iv) facilitating the tabulation of shareholder votes in the event of a meeting; (v) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolios and service providers; (vi) providing shareholder support services; and (vii) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  The Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

The Shareholder Service and Distribution Plan permits the Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, of the average daily net assets of the Portfolios attributable to an insurance company’s Variable Contract owners during that quarterly period.  Expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective Variable Contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios’ shares; (d) obtaining information and providing explanations to Variable Contract owners regarding the Portfolios’ investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the Portfolios’ accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.  The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios.  Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Shareholder Service and Distribution plan was adopted because of its anticipated benefit to the Portfolios.  These anticipated benefits include increased promotion and distribution of the Portfolios’ shares, an enhancement in the Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

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Distribution Fees

The table below shows the distribution fees paid by the LifeStyle Portfolios, the predecessors of the Portfolios, during the fiscal year ended December 31, 2009.

	Class S		Class I		Class S		Class S2
ING LifeStyle Aggressive Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

ING LifeStyle Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

ING LifeStyle Moderate Growth Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

ING LifeStyle Moderate Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

ING LifeStyle Conservative Portfolio
Advertising	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The table below shows the distribution fees paid by the Portfolios, during the period                  , 2009 through December 31, 2009.

	ADV Class		Class I
ING Retirement Conservative Portfolio
Advertising	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]

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	ADV Class		Class I
Broker Services	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]
ING Retirement Growth Portfolio
Advertising	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]
ING Retirement Moderate Portfolio
Advertising	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]
ING Retirement Moderate Growth Portfolio
Advertising	$	[ ]	$	[ ]
Printing	$	[ ]	$	[ ]
Salaries & Commissions	$	[ ]	$	[ ]
Broker Services	$	[ ]	$	[ ]
Miscellaneous	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]

Shareholder Services Fees

The following table shows the fees paid by the LifeStyle Portfolios, the predecessors of the Portfolios, pursuant to the Shareholder Services Agreement.

	2009	2008	2007
ING LifeStyle Conservative Portfolio ADV Class
ING LifeStyle Moderate Portfolio ADV Class
ING LifeStyle Moderate Growth Portfolio ADV Class
ING LifeStyle Growth Portfolio ADV Class
ING LifeStyle Aggressive Growth Portfolio ADV Class

(1)          Reflects the two month period from October 31, 2007 through December 31, 2007.

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The following table shows the fees paid by the Portfolio pursuant to the Shareholder Services Agreement:

Portfolio	2009		2008	2007
ING Retirement Conservative Portfolio
Class ADV	$	[ ]
Class I	$	[ ]
ING Retirement Growth Portfolio (1)
Class ADV	$	[ ]
Class I	$	[ ]
ING Retirement Moderate Portfolio
Class ADV	$	[ ]
Class I	$	[ ]
ING Retirement Moderate Growth Portfolio
Class ADV	$	[ ]
Class I	$	[ ]

CODE OF ETHICS

The Portfolios, the Adviser and the Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Codes of Ethics are intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios’ shares.  The Codes of Ethics also prohibit short-term trading of each Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios’ Compliance Officer or his or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities.  The proxy voting procedures provide that funds-of-funds, including the Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to DSL the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to the Adviser, the Board has also approved the Adviser’ proxy voting procedures, which require DSL to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of DSL, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available

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through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser or a Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreements.  Subject to policies and procedures approved by the Portfolio’s Board, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the-counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-

(1)

For purposes of this section, the discussion relating to investment decisions made by the Adviser or a Sub-Adviser with respect to a Portfolio also includes investment decisions made by a adviser or a sub-adviser with respect to an Underlying Fund. For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.

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Adviser, as demonstrated in the particular transaction or other transactions.    Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or a Sub-Adviser - Research products and services provided to the Adviser or a Sub-Adviser by broker dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

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Broker-Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and Financial Industry Regulatory Authority (“FINRA”).  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither the Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares.  The Portfolios have adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about Trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization or other changes.

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Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Because the Portfolios had not commenced operations as of December 31, 2008, no commission with respect to portfolio transactions were paid to certain brokers because of research services.

Total Brokerage Commissions

No brokerage commissions were paid by the Portfolios for the fiscal year ended December 31, 2009.

No brokerage commissions were paid by the LifeStyle Portfolios for the fiscal years ended December 31, 2009, 2008 and 2007.

No commissions were paid by LifeStyle Portfolios for the fiscal years ended December 31, 2009, 2008 and 2007 with respect to portfolio transactions paid to brokers for research services.

The Adviser may purchase new issues of securities for a Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio and other clients of the Adviser without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

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Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or the Adviser, and if there is in effect a written contract between the Adviser and the Trust expressly permitting the affiliated broker-dealer or the Adviser to receive and retain such compensation.  The Agreement provides that the Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or the Adviser by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.

Each of the following is a registered broker-dealer and an affiliate of the Adviser as of December 31, 20098:  Bancnorth Investment Group, Inc., Clarion Capital, LLC, Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING Alternative Asset Management LLC, ING America Equities, Inc., ING Clarion Partners, LLC, ING Clarion Real Estate Securities, L.P., ING Direct Funds Limited, ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Advisors, LLC, ING Investment Management Advisors B.V., ING Investment Management Asia/Pacific (Hong Kong) LTD., ING Investment Management Co., ING Investment Management LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, Pomona Management LLC, d/b/a, Pomona Capital, Prime Vest Financial Services, Inc., ShareBuilder Advisors, LLC, ShareBuilder Securities Corporation and Systematized Benefits Administrators, Inc.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

For the fiscal year ended December 31, 2009, the Portfolios did not pay any affiliated brokerage commissions.

For the fiscal years ended December 31, 2009, 2008 and 2007, the LifeStyle Portfolios, the predecessors of the Portfolios, did not pay any affiliated brokerage commissions.

During the fiscal year ended December 31, 2009, none of the Portfolios acquired securities of their regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent.

During the fiscal year ended December 31, 2009, none of the LifeStyle Portfolios, the predecessors of the Portfolios, acquired securities of their regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent.

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NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance are likely to vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

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If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a

85

particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the average annual total returns for the periods indicated for ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Growth Portfolio (“LifeStyle Portfolios”).  It is intended to help you understand the risks of investing in the ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (“Portfolios”) The Portfolios commenced operation on October 24, 2009 after the reorganization of ING Lifestyle Conservative Portfolio into ING Retirement Conservative Portfolio, ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio and ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio.

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING LifeStyle Conservative
ADV Class	[ ]	[ ]	[ ]	[ ]	10/31/07
Class I	[ ]	[ ]	[ ]	[ ]	10/31/07
ING LifeStyle Moderate
ADV Class	[ ]	[ ]	[ ]	[ ]	4/28/06
Class I	[ ]	[ ]	[ ]	[ ]	4/28/06
ING LifeStyle Moderate Growth	[ ]	[ ]	[ ]	[ ]
ADV Class	[ ]	[ ]	[ ]	[ ]	4/28/06
Class I	[ ]	[ ]	[ ]	[ ]	4/28/06
ING LifeStyle Growth	[ ]	[ ]	[ ]	[ ]
ADV Class	[ ]	[ ]	[ ]	[ ]	4/28/06
Class I	[ ]	[ ]	[ ]	[ ]	4/28/06

The following are the average annual total returns for the periods indicated for the Portfolio.  The Portfolios commenced operation on October 24, 2009 after the reorganization of ING Lifestyle Conservative Portfolio into ING Retirement Conservative Portfolio, ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio and ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth

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Portfolio.

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING Retirement Conservative
Class ADV	N/A	N/A	N/A	[ ]	10/24/09
Class I	N/A	N/A	N/A	N/A
ING Retirement Moderate
Class ADV	N/A	N/A	N/A	[ ]
Class I	N/A	N/A	N/A
ING Retirement Moderate Growth
Class ADV	N/A	N/A	N/A	[ ]
Class I	N/A	N/A	N/A	[ ]
ING LifeStyle Growth
Class ADV	N/A	N/A	N/A	[ ]
Class I	N/A	N/A	N/A	[ ]

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including: (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Adviser or affiliates of the Trust, including: (i) performance rankings of other mutual funds managed by the Adviser, or the individuals employed by the Adviser who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser, including information related to the selection and monitoring of DSL.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the separate account will take such charges into account.  Performance information for a Portfolio reflects only the performance of a hypothetical investment in the portfolio during

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the particular time period on which the calculations are based.  Performance information should be considered in light of a Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolios may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Variable Contract and to the Portfolios’ Adviser and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio intends to qualify annually, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If each Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by a Portfolio to qualify as a RIC would also subject

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it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified”; and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a Variable Contra for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a Variable Contract to qualify for tax deferral, assets in the Separate Accounts supporting the Variable Contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a Variable Contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the Variable Contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the Variable Contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the Variable Contract or the relationship between the Variable Contract and a Separate Account or Underlying Fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the Variable Contract offers access to funds that are available to the general public, the number of transfers that a Variable Contract owner may make from one investment option to another, and the degree to which a Variable Contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Variable Contracts and the relationship between our Variable Contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Variable Contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the Portfolios must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the Variable Contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict

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your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.  You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their Variable Contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

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Real Estate Investment Trusts — Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.  All of the Portfolios discussed in this SAI are diversified.

Voting Rights

Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the

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outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company who’s Separate Account invests in the Trust.

Redemption of Shares

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in a Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time.  In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for

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the Portfolios.

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolios.  KPMG LLP provides audit and tax services, and assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolios for the period October 27, 2009 through December 31, 2009 are included in the Portfolios’ annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust as 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

Financial statements for the LifeStyle Portfolios, the predecessor of the ING Portfolios, for the fiscal year ended December 31, 2009 are included in the LifeStyle Portfolios’ annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT-GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B - PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  December 14, 2009

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.             Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President — Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Senior Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, ISS Governance Services, a unit of RiskMetrics Group, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Votes on director nominees in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)                      Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)                      In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)                      If the Agent recommends withholding support from nominees in connection with overly liberal change in control provisions, including those lacking a double trigger, DO NOT WITHHOLD support from such nominees if mitigating provisions or board actions (e.g., clawbacks) are present.

(4)                      If the Agent recommends withholding support from nominees in connection with their failure to seek a shareholder vote on plans to reprice, replace or exchange options, generally WITHHOLD support from such nominees.

(5)                      If the Agent recommends withholding support from nominees that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), DO NOT WITHHOLD support from such nominees if the company has provided adequate rationale or disclosure or the plan itself is being put to shareholder vote at the same meeting.  If the plan is up for vote, the provisions under Section 8., OBRA-Related Compensation Proposals, shall apply.

(6)                      If the Agent recommends withholding support from nominees in connection with executive compensation practices related to tax gross-ups, perquisites, provisions related to retention or recruitment, including contract length or renewal provisions, “guaranteed” awards, pensions/SERPs, severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue.

Generally DO NOT WITHHOLD support solely due to such practices if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(7)                      If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(8)                      If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)                      Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)                      Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)                      If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)                      If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)                      WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors or impose a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally DO NOT VOTE AGAINST management proposals in this regard.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•                  Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

•                  Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if management has provided adequate rationale and/or disclosure.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

•                  Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these

Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE, voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the plan as a whole.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards.  Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).  However, vote in accordance with the Agent’s recommendations FOR new or materially amended plans, contracts or payments that require change in control provisions to be double-triggered and defined to require an actual change in control, except that plans, contracts or payments not meeting such standards may be supported if mitigating provisions or board actions (e.g., clawbacks) are present.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees (e.g., France, Hong Kong or Spain);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.  The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•                  the founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•                  the nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•                  evidence exists regarding compliance or accounting shortfalls.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, vote with Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification or determination not to accept appointment).

Generally, vote with Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).  If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•                  are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable by the Agent due to market practice or other mitigating provisions;

•                  provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  permit post-employment vesting if deemed inappropriate by the Agent;

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          long-term incentive plans deemed by the Agent to be inadequately based on equity awards (e.g., cash-based plans);

(4)          equity award valuation triggering a negative recommendation from the Agent; or

(5)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meets exchange standards for independence.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights),

or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board, as assessed by the Agent.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows.  Generally:

•                  Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors but not severance/termination payments exceeding the Agent’s standards for multiples of annual compensation, provided the recipient’s overall compensation appears reasonable and the board and/or responsible committee meets exchange standards for independence.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided and generally voted FOR if the overall compensation package and/or program at issue appears reasonable.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•                  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  the payout is excessive given the company’s financial position.

Consider such proposals by issuers in other markets on a CASE-BY-CASE basis if the Agent makes a negative recommendation.  In any markets, in the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s) and voted with the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)                                  (1)           Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(2)                                 Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(3)                                 Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(4)                                 Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(5)                                 Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(6)                                 Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(7)                                 Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(8)                                 Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(9)                                 Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(10)                           Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(11)                           Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(12)                           Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(13)                           Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(14)                           Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(15)                           Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(16)                           Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(17)                           Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(18)                           Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

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(19)                           Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(20)                           Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(21)                           Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(22)                           Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(23)                           Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(24)                           Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(25)                           Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(26)                           Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(27)                           Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(28)                           Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(29)                           Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(30)                           Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio  (34)

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(31)                           Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(32)                           Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(33)                           Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(34)                           Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(35)                           Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(36)                           Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(37)                           Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(38)                           Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(39)                           Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(40)                           Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(41)                           Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40)

(42)                           Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 (42)

(43)                           Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 (42)

(44)                           Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 (42)

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(45)                           Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 (42)

(46)                           Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 (42)

(47)                           Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 (42)

(48)                           Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 (42)

(49)                           Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 (42)

(50)                           Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 (42)

(51)                           Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 (42)

(52)                           Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 (42)

(53)                           Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008 (43)

(54)                           Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008 (43)

(55)                           Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) dated September 11, 2008 (44)

(56)                           Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009 (45)

(57)                           Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 (45)

(58)                           Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009 (45)

(59)                           Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009 (45)

(60)                           Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009 (46)

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(61)                           Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (46)

(62)                           Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio (46)

(63)                           Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio (47)

(64)                           Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio (47)

(65)                           Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 (47)

(66)                           Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(b)                                 By-laws (1)

(c)                                  Instruments Defining Rights of Security Holders (1)

(d)                                 (1)                                  (A)          Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)                                    Amended Schedule A and Amended Schedule B, dated October 2008, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC (45)

(ii)                                 Letter agreement, dated May 1, 2009, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2009 through and including May 1, 2010 (45)

(iii)                              Letter Agreement, dated May 1, 2009, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2009 through May 1, 2010 (45)

(iv)                             Letter Agreement, dated April 1, 2009, to reduce the investment management fees for ING PIMCO Core Bond Portfolio, for the period from April 1, 2009 through April 1, 2010 (45)

(v)                                Letter Agreement, dated September 6, 2008, to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio, for the period from September 6, 2008 through September 6, 2009 (43)

(vi)                             Letter Agreement, dated May 1, 2009 to reduce the annual investment management fee for ING Clarion Real Estate Portfolio (formerly, ING Van Kampen Real Estate Portfolio) for the period from May 1, 2009 through May 1, 2010 (45)

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(B)                               Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

(i)                                    First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)                                 Second Amendment to Investment Management Agreement, dated August 21, 2003,  between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(iii)                              Amended Schedule A, effective April 28, 2008, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (42)

(C)                               Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

(i)                                    First Amendment to Management Agreement, dated September 2, 2004, between ING Investors Trust and ING Investments, LLC (25)

(ii)                                 Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

(iii)                              Amended Schedule A, effective November 17, 2008 with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC regarding ING Oppenheim Active Asset Allocation Portfolio (45)

(iv)                             Letter Agreement, dated May 1, 2009 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio) for the period from May 1, 2009 through May 1, 2010 (45)

(D)                              Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC  (35)

(i)                                    Amended Schedule A, effective August 12, 2009, with respect to the Amended and Restated Investment Management Agreement, effective April 29, 2005 and amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (46)

(ii)                                 Waiver Letter between Directed Services LLC and ING Investors Trust regarding the ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009 (47)

(E)                                 Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36)

(2)                                  Portfolio Management Agreements

(A)                             Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

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(i)                                    Schedule A to Portfolio Management Agreement (25)

(ii)                                 Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

(iii)                              Form of Amended Schedule A and Amended Schedule B, effective August 20, 2008, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price and Associates, Inc. regarding ING T. Rowe Price Personal Strategy Growth Portfolio (43)

(iv)                             Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

(v)                                Form of Letter Agreement, effective August 20, 2008, to the sub-advisory agreement dated October 24, 1997 between T. Rowe Price Associates, Inc., Directed Services LLC and ING Investors Trust (43)

(vi)                             Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

(vii)                          Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(viii)                       Fourth Amendment to Sub-Advisory Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc., effective July 7, 2008 (43)

(B)                               Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

(i)                                    First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(C)                               Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(i)                                    Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)                                 First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(iii)                              Amended Schedule A, Compensation for Services to Series, dated October 2007 (43)

(D)                              Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC (42)

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(E)                                 Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)                                    Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)                                 Amended Schedule A, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (43)

(iii)                              Amended Schedule B Compensation for Services to Series, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (43)

(iv)                             First Amendment to Amended and Restated Portfolio Management Agreement, dated October 2, 2000, and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(v)                                Sub-Sub-Advisory Agreement dated August 7, 2006, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio, ING FMR Diversified Mid Cap Portfolio, ING FMR Mid Cap Growth Portfolio and ING FMR Equity Income Portfolio (45)

(vi)                             Termination Letter dated January 10, 2008 to FMR in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008 (45)

(vii)                          Termination Letter dated January 10, 2008 to Directed Services LLC in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008 (45)

(F)                                 Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

(i)                                    Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)                                 First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(iii)                              Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008 (43)

(G)                                Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

(i)                                    Amended Schedule A and Amended Schedule B to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services

8

LLC and Morgan Stanley Investment Management, Inc., effective August 20, 2008 (43)

(ii)                                 Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(iii)                              Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)                             Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (39)

(v)                                Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (39)

(vi)                             Termination Letter dated February 27, 2009 in regards to the ING Van Kampen Real Estate Portfolio effective May 1, 2009 (45)

(vii)                          Termination Letter dated May 3, 2009 in regards to the ING Van Kampen Capital Growth Portfolio effective July 3, 2009 (46)

(viii)                       Waiver Letter between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen regarding the ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009 (47)

(H)                              Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)                                    Schedule A Compensation for Services to Series dated September 2007 (43)

(ii)                                 First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(iii)                              Termination Letter dated May 3, 2009 in regards to the ING JPMorgan Value Opportunities Portfolio effective July 3, 2009 (46)

(I)                                   Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

(i)                                   Schedule A (25)

(ii)                                First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

9

(iii)                              Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iv)                             Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

(v)                                Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

(vi)                             Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36)

(vii)                          Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(viii)                       Sixth Amendment to Portfolio Management Agreement dated April 3, 2002, between ING Investors Trust, Directed Services LLC and Janus Capital Management LLC, effective May 1, 2009 (46)

(J)                                   Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (42)

(i)                                    Schedule A, Compensation for Services to Series, dated December 14, 2007 (42)

(K)                              Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

(i)                                    First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36)

(ii)                                 Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007 (42)

(L)                                Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i)                                    Amended Schedule A, effective August 20, 2007, to the Sub-Advisory Agreement between Directed Services, LLC and ING Investment Management Co. regarding ING Focus 5 Portfolio (39)

(ii)                                 First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)                              Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co.

10

(formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(iv)                             Third Amendment to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective September 15, 2007 (42)

(M)                           Portfolio Management Agreement, dated November 12, 2008, between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC  (44)

(i)                                    Amended Schedule B, Compensation for Services to Series to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC effective February 1, 2009 (45)

(N)                              Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)                                    Amended Schedule A Compensation for Services to Series, effective February 1, 2009, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc. (45)

(ii)                                 First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(O)                               Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i)                                    Amended Schedule A Compensation for Services to Series dated September 2007 (43)

(ii)                                 First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(P)                                 Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)                                    Amended Schedule A to the Sub-Advisory Agreement dated May 1, 2009 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio effective May 1, 2009 (45)

(ii)                                 First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(Q)                              Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)                                    First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc.

11

regarding ING Franklin Income Portfolio effective as of December 15, 2006 (39)

(R)                               Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)                                    First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

(ii)                                 Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007 (42)

(iii)                              Plan of Liquidation and Dissolution Letter, effective April 28, 2008 (43)

(iv)                             Third Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co., effective August 1, 2008 (44)

(v)                                Schedule A dated October 2008 with respect to the Sub-Advisory Agreement, dated April 28, 2006 between ING Investments LLC and ING Investment Management Co. (45)

(S)                                Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(i)                                    Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(ii)                                 Amendment to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC, effective June 16, 2008 (43)

(T)                               Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

(i)                                    Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and Black Rock Financial Management, Inc., effective June 16, 2008 (43)

(U)                              Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)                                    Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii)                                 First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

12

(iii)                              Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009 (44)

(V)                               Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Goldman Sachs Asset Management L.P. (43)

(W)                          Sub-Advisory Agreement, dates April 28, 2008 between ING Investors Trust, Directed Services LLC and American Century Global Investment Management, Inc. (44)

(X)                              Portfolio Management Agreement, dated September 15, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc regarding ING Oppenheimer Active Asset Allocation Portfolio (44)

(i)                                    Waiver Letter dated September 15, 2008 between Directed Services LLC and OppenheimerFunds, Inc. regarding the waiver for ING Oppenheimer Active Asset Allocation Portfolio (45)

(Y)                               Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Schroder Investment Management North America, Inc. in regards to ING Multi-Manager International Small Cap Portfolio (44)

(Z)                               Interim Sub-Advisory Agreement, dated May 1, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding ING Clarion Real Estate Portfolio (45)

(AA)                   Sub-Advisory Agreement dated July 9, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding the ING Clarion Real Estate Portfolio (46)

(BB)                       Interim Sub-Advisory Agreement dated April 30, 2009 between Directed Services LLC and ING Investment Management Co. in regards to the ING Growth and Income Portfolio II (formerly Legg Mason Value Portfolio) (45)

(3)                                  (A)          Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)                                    Amended Schedule A, effective October 2008, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC (45)

(B)                               Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

(C)                               Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

(D)                              Amended and Restated Administration Agreement, made on August 21, 2003 as amended and restated on April 29, 2005 and November 30, 2008, between ING Investors Trust and ING Funds Services, LLC (46)

(i)                                    Amended Schedule A, effective August 12, 2009, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC (46)

13

(ii)                                 Waiver Letter dated August 12, 2009 between ING Funds Services, LLC and ING Investors Trust with regard to the ING Retirement Portfolios for the period of August 12, 2009 through May 1, 2012 (46)

(E)                                Amended and Restated Administration Agreement made on May 3, 2004 as amended and restated on November 30, 2008, between ING Investors Trust and ING Funds Services, LLC (46)

(e)                                  (1)                                  (A)          Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

(i)                                    Amended Schedule A, effective August 12, 2009, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC (46)

(f)            Not Applicable

(g)                                 (1)                                  (A)          Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon (19)

(i)                                    Amended Exhibit A, effective August 12, 2009, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (46)

(B)                               Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York Mellon (20)

(i)                                    Amended Exhibit A, effective August 12, 2009, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (46)

(C)                               Fund Accounting Agreement, dated January 6, 2003, with Bank of New York Mellon (22)

(i)                                    Amended Exhibit A, effective August 12, 2009, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon (46)

(h)                                 (1)                                  (A)          Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)                                    Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(B)                               Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(C)                               Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(D)                              Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003 (22)

(i)                                    Form of Amended Exhibit A regarding ING Retirement Portfolios, effective August 20, 2009, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (46)

(ii)                                 Global Securities Lending Supplement (25)

14

(2)                                  (A)          Organizational Agreement for Golden American Life Insurance Company  (1)

(i)                                    Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

(ii)                                 Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series  (2)

(iii)                              Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)                             Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)                                Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)                             Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(vii)                          Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)                       Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)                               Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)                                  Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)                               Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)                            Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(B)                               Organizational Agreement for The Mutual Benefit Life Insurance Company  (2)

(i)                                    Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(3)                                  (A)          Settlement Agreement for Golden American Life Insurance Company (1)

(B)                                Assignment Agreement for Settlement Agreement (2)

(C)                                Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(D)                               Assignment Agreement for Settlement Agreement (1)

15

(4)                                  (A)          Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc.  (1)

(B)                               Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i)                                     Form of Schedule A with respect to Indemnification Agreement (25)

(5)                                  (A)          Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc. (36)

(B)                               Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(6)                                  (A)          Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i)                                    Amended and Restated Exhibit A, effective September 15, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. (43)

(B)                               Transfer Agency Services Agreement dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust (45)

(i)                                    Form of Amended Exhibit A, effective August 12, 2009 regarding ING Retirement Portfolios with respect to the Agency Agreement, dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust (46)

(7)                                  (A)          Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i)                                    Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond (42)

(B)                               Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i)                                    Amended Schedule, dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability (42)

(C)                               Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

(i)                                    Amended Schedule A, dated May 2009 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement (46)

(D)                              FT Interactive Data Services Agreement effective as of March 1, 2000 (39)

(i)                                    Amended Schedule A, dated June 2009 with respect to the FT Fee Allocation Agreement (46)

16

(E)                                Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(i)                                    Amended Schedule A and Schedule B, dated May 2009 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement (45)

(8)                                  (A)          Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)                                    Side Letter Agreement effective June 2, 2008 between ING Investments LLC and ING Investors Trust in regards to lowering the expense ration for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio, and ING LifeStyle Moderate Portfolio (43)

(ii)                                 Amended Schedule A, effective November 17, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust (45)

(iii)                              First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 25, 2004 (46)

(B)                               Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i)                                    Amended Schedule A, effective May 1, 2009 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (46)

(ii)                                 Waiver Letter dated May 1, 2009 between Directed Services LLC and ING Investors Trust with regard to ING Marsico International Opportunities Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio (45)

(iii)                              First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 1, 2005 (46)

(iv)                             Form of Amended Schedule A, effective November 27, 2009 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust regarding addition of ADV Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(C)                               Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i)                                    Amended Schedule A, effective May 1, 2009 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits (45)

(D)                              Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36)

17

(i)                                    First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated September 23, 2005 (46)

(E)                                Expense Limitation Agreement, effective September 15, 2008 between Directed Services LLC and ING Investors Trust regarding ING American Funds World Allocation Portfolio (46)

(i)                                    Schedule A, effective September 15, 2008 to the Expense Limitation Agreement dated September 15, 2008 (46)

(ii)                                 First Amendment, effective January 30, 2009 to the Expense Limitation Agreement, dated September 15, 2008 (46)

(F)                                Expense Limitation Agreement, effective August 12, 2009 between Directed Services LLC and ING Investors Trust regarding ING Retirement Portfolios (46)

(i)                                     (1)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

(2)                                 Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

(3)                                 Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

(4)                                 Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

(5)                                 Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to ING FMRSM Earnings Growth,  ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

(6)                                 Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

(7)                                 Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

(8)                                 Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

(9)                                 Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income Portfolio, ING FMR Small Cap Equity Portfolio and Adviser Class and Institutional Class shares of the ING LifeStyle Portfolios (33)

(10)                           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

18

(11)                           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Templeton Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio, and Service Class shares of ING Stock Portfolio (36)

(12)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to Service 2 Class shares of ING Stock Index Portfolio (38)

(13)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Focus 5 Portfolio (39)

(14)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING LifeStyle Conservative Portfolio (40)

(15)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Bond Portfolio (41)

(16)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Asset Allocation Portfolio, ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio (42)

(17)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds World Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio (43)

(18)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to Adviser Class shares of ING Stock Index Portfolio (45)

(19)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING PIMCO Global Advantage Bond Portfolio — To be filed by subsequent Post-Effective Amendment.

(20)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (46)

(21)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to Adviser Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(22)                           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING DFA Global Allocation Portfolio — to be filed by subsequent Post-Effective Amendment.

(j)                                     (1)           Consent of Dechert LLP —To be filed by subsequent Post-Effective Amendment

(2)                                  Consent of KPMG LLP — To be filed by subsequent Post-Effective Amendment

(k)                                  Not Applicable

(l)                                     Initial Capital Agreement (1)

(m)                               (1)                                  (A)          Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

(i)                                    Letter to ING Investors Trust from ING Funds Distributor, LLC, dated May 1, 2009 regarding the reduction in fee payable under the ING Investors Trust

19

Distribution Plan for Service 2 Class Shares from May 1, 2009 through May 1, 2010 (45)

(2)                                  (A)          Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36)

(i)                                    Letter to ING Investors Trust from ING Funds Distributor, LLC, dated May 1, 2009 regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (45)

(ii)                                 Letter to ING Investors Trust from ING Funds Distributor, LLC, dated November 27, 2009 regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(iii)                              Amended Schedule, dated November 27, 2009 to the Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares (47)

(3)                                  (A)          ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth — Income Portfolio (41)

(i)                                    Amended Schedule A, dated June 2008, to the Amended and Restated Distribution Plan with ING Investors Trust (43)

(4)                                  (A)          Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares (42)

(i)                                    Amended Schedule A, Schedule of Series, amended on September 15, 2008, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC (43)

(5)                                  (A)          Shareholder Service and Distribution Plan for ADV Class regarding ING Retirement Portfolios effective August 12, 2009 (46)

(i)                                    Waiver Letter dated August 12, 2009 to reduce the distribution fee for Adviser Class shares regarding ING Retirement Portfolios until May 1, 2012 (46)

(n)                                 (1)                                  (A)          Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i)                                    Amended Schedule A, amended on November 30, 2009, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (47)

(o)                                 Not Applicable

(p)                                 Codes of Ethics

(4)                                  ING Investors Trust Code of Ethics (36)

(5)                                  Fidelity Management & Research Company Code of Ethics (20)

(6)                                  Janus Capital Corporation Code of Ethics (20)

20

(7)           ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

(8)           Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

(9)           T. Rowe Price Associates, Inc. Code of Ethics (20)

(10)         J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited’s Code of Ethics (7)

(11)         Marsico Capital Management, LLC Code of Ethics (16)

(12)         ING Investment Management LLC Code of Ethics (17)

(13)         Massachusetts Financial Services Company Code of Ethics (17)

(14)         American Funds Insurance Series Code of Ethics (20)

(15)         ING Investment Management Co. Code of Ethics (36)

(16)         Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

(17)         Evergreen Investment Management Company, LLC Code of Ethics (24)

(18)         OppenheimerFunds Inc.  Code of Ethics (25)

(19)         Pioneer Investment Management, Inc. Code of Ethics (26)

(20)         Wells Capital Management, Inc. Code of Ethics (29)

(21)         ING Clarion Real Estate Securities L.P. Code of Ethics (30)

(22)         BlackRock, Inc. Code of Ethics (36)

(23)         Franklin Templeton Investments Code of Ethics (36)

(24)         Artio Global Management, LLC Code of Ethics (44)

(25)         ClearBridge Advisors Code of Ethics (36)

(26)         Lord, Abbett & Co., LLC Code of Ethics (36)

(27)         Goldman Sachs Asset Management, L.P. (42)

(28)         Schroder Investment Management America, Inc. (42)

(29)         American Century Global Investment Management, Inc. (42)

(1)           Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512

(2)           Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512

(3)           Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512

21

(4)           Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512

(5)           Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512

(6)           Incorporated by reference to Post-Effective Amendment No. (46) to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512

(7)           Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512

(8)           Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512

(9)           Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512

(10)         Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512

(11)         Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512

(12)         Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001, File No. 33-74190

(13)         Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852

(14)         Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512

(15)         Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512

(16)         Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512

(17)         Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512

(18)         Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512

(19)         Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512

(20)         Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512

(21)         Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512

(22)         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512

(23)         Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(24)         Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(25)         Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512

(26)         Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512

(27)         Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512

(28)         Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512

22

(29)         Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512

(30)         Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512

(31)         Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512

(32)         Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512

(33)         Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512

(34)         Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006

(35)         Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007

(36)         Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007

(37)         Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007

(38)         Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)         Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

(40)         Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007

(41)         Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

(42)         Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008

(43)         Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008

(44)         Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009

(45)         Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009

(46)         Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 11, 2009

(47)         Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 25, 2009.

Item 29.                  Persons Controlled by or Under Control with Registrant

ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed.

As of April                 , 2010, no affiliated insurance companies owned more than 25% of the Trust’s outstanding voting securities of ING DFA Global All Equity Portfolio other than as listed below:

ING USA Annuity and Life Insurance Company

A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 30.                  Indemnification

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

23

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING Retirement Portfolios and ING Clarion Global Real Estate Portfolio.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.                  Business and Other Connections of Investment Adviser

Information as to the directors and officers of Directed Services LLC and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of ING American Funds World Allocation Portfolio, ING Franklin Templeton Founding Strategy Portfolio,  and ING Retirement Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Sub-adviser	File Number

American Century Global Investment Management, Inc.	801-63635
Artio Global Management, Inc.	801-18766

24

BlackRock Financial Management	801-56972
BlackRock Investment Management, LLC	801-56972
ClearBridge Advisors, LLC	801-64710
Dimensional Fund Advisors LP
Eagle Asset Management, Inc.	801-21343
Evergreen Investment Management Company, LLC	801-8327
Fidelity Management & Research Company	801-07884
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
Goldman Sachs Asset Management, L.P.	801-37591
ING Clarion Real Estate Securities L.P.	801-49083
ING Investment Management Co.	801-90(46)
Janus Capital Management LLC	801-13991
J.P. Morgan Investment Management Inc.	801-21011
Lord, Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-17352
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management	801-48187
Pioneer Investment Management, Inc.	801-8255
Salomon Brothers Asset Management, Inc.	801-320(46)
Schroder Investment Management America, Inc.	801-15834
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-00856
Morgan Stanley Investment Management, Inc d/b/a Van Kampen	801-15757
Wells Capital Management, Inc.	801-21122

Item 32.                  Principal Underwriters

(a)           ING Funds Distributor, LLC serves as Distributor of Shares of ING Investors Trust.

(b)           Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)           Not Applicable (Underwriter Receives No Compensation)

Item 33.                  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator.  The address of each is as follows:

(a)           ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(b)

Directed Services LLC

1475 Dunwoody Drive

West Chester, PA 19380

ING Investments, LLC

25

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(for American Funds, Clarion Global Real Estate, Index Plus International Equity, Oppenheimer Active Allocation and Retirement Portfolios only)

(c)

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(d)

Bank of New York Mellon

One Wall Street

New York, NY 10286

(e)

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

(f)

American Century Global Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Artio Global Management LLC

330 Madison Avenue, 12th Floor

New York, NY 10017

BlackRock Financial Management, INC

40 E 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

P.O. Box 9011

Princeton, NJ 08536

ClearBridge Advisors, LLC

399 Park Ave

New York, NY 10022

Dimensional Fund Advisors LP

6300 Bee Cave Road

Building One

Austin, TX 78746

Eagle Asset Management, Inc.

880 Carillon Parkway

St. Petersburg, FL 33716

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA  02116

Fidelity Management & Research Company

82 Devonshire Street

26

Boston, MA 02109

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403

Franklin Mutual Advisers, LLC

101 John F. Kennedy Pkwy

Short Hills, NJ 07078

Goldman Sachs Asset Management, L.P.

32 Old Slip

New York, NY 10005

ING Clarion Real Estate Securities L.P.

259 N. Radnor Chester Road #205

Radnor, PA  19087

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Janus Capital Management LLC

100 Fillmore Street

Denver, CO 80206

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ 07302

Marsico Capital Management, LLC

1200 Seventeenth Street, Suite 1300

Denver, CO 80202

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty St.

New York, NY 10281 - 1008

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109

Salomon Brothers Asset Management Inc

27

399 Park Avenue

New York, NY 10022

Schroder Investment Management America, Inc.
875 Third Avenue, 22nd Floor

New York, NY 10022

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

Morgan Stanley Investment Management, Inc d/b/a Van Kampen

1221 Avenue of the Americas

New York, NY 10020

Wells Capital Management, Inc.

525 Market Street

San Francisco, CA 94105

(g)

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Item 34.                  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.                  Undertakings

Not Applicable

28

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 100 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 10th day of February, 2010.

ING INVESTORS TRUST

By:	/s/ Huey P.Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	February 10, 2010

Todd Modic*	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	February 10, 2010

Patricia W. Chadwick*	Trustee	February 10, 2010

J. Michael Earley*	Trustee	February 10, 2010

Patrick Kenny*	Trustee	February 10, 2010

Sheryl K. Pressler*	Trustee	February 10, 2010

Colleen D. Baldwin*	Trustee	February 10, 2010

Peter S. Drotch*	Trustee	February 10, 2010

Roger B. Vincent*	Trustee and Chairman	February 10, 2010

John V. Boyer*	Trustee	February 10, 2010

29

Robert W. Crispin*	Interested Trustee	February 10, 2010

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.**
as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic and each Trustee were filed as an attachment to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A on December 28, 2007 and incorporated herein by reference.

30

EXHIBIT INDEX

None

31